Portfolio of Investments
Nuveen Real Estate Securities Select Fund June 30, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
DATA CENTER REITS - 11 .2%
925,000 Digital Realty Trust, Inc $ 140,646,250
224,000 Equinix, Inc 169,478,400
TOTAL DATA CENTER REITS 310,124,650
HEALTH CARE REITS - 8 .7%
1,600,000 Healthpeak Properties, Inc 31,360,000
1,200,000 Ventas, Inc 61,512,000
1,425,000 Welltower, Inc 148,556,250
TOTAL HEALTH CARE REITS 241,428,250
HOTEL & RESORT REITS - 1 .4%
2,200,000 Host Hotels & Resorts Inc 39,556,000
TOTAL HOTEL & RESORT REITS 39,556,000
INDUSTRIAL REITS - 18 .4%
200,000 EastGroup Properties, Inc 34,020,000
2,900,000 Prologis, Inc 325,699,000
1,900,000 Rexford Industrial Realty, Inc 84,721,000
1,100,000 Terreno Realty Corp 65,098,000
TOTAL INDUSTRIAL REITS 509,538,000
MULTI-FAMILY RESIDENTIAL REITS - 9 .8%
550,000 AvalonBay Communities, Inc 113,789,500
225,000 Camden Property Trust 24,549,750
625,000 Equity Residential 43,337,500
225,000 Essex Property Trust, Inc 61,245,000
200,000 Mid-America Apartment Communities, Inc 28,522,000
TOTAL MULTI-FAMILY RESIDENTIAL REITS 271,443,750
OFFICE REITS - 3 .4%
375,000 Boston Properties, Inc 23,085,000
925,000 SL Green Realty Corp 52,392,000
675,000 Vornado Realty Trust 17,745,750
TOTAL OFFICE REITS 93,222,750
OTHER SPECIALIZED REITS - 7 .3%
1,000,000 Gaming and Leisure Properties, Inc 45,210,000
475,000 Iron Mountain, Inc 42,569,500
4,000,000 VICI Properties, Inc 114,560,000
TOTAL OTHER SPECIALIZED REITS 202,339,500
RETAIL REITS - 16 .0%
2,100,000 Brixmor Property Group, Inc 48,489,000
3,400,000 Kimco Realty Corp 66,164,000
1,500,000 Kite Realty Group Trust 33,570,000
900,000 Realty Income Corp 47,538,000
1,075,000 Regency Centers Corp 66,865,000
1,199,300 Simon Property Group, Inc 182,053,740
TOTAL RETAIL REITS 444,679,740
SELF STORAGE REITS - 5 .0%
475,000 Extra Space Storage, Inc 73,819,750
225,000 Public Storage, Inc 64,721,250
TOTAL SELF STORAGE REITS 138,541,000

Nuveen Real Estate Securities Select Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SINGLE-FAMILY RESIDENTIAL REITS - 8 .3%
1,700,000 American Homes 4 Rent $ 63,172,000
1,100,000 Equity Lifestyle Properties, Inc 71,643,000
950,000 Invitation Homes, Inc 34,095,500
500,000 Sun Communities, Inc 60,170,000
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 229,080,500
TELECOM TOWER REITS - 9 .7%
975,000 American Tower Corp 189,520,500
600,000 Crown Castle, Inc 58,620,000
100,000 SBA Communications Corp 19,630,000
TOTAL TELECOM TOWER REITS 267,770,500
TOTAL COMMON STOCKS 2,747,724,640
(Cost $1,906,931,617)
TOTAL LONG-TERM INVESTMENTS 2,747,724,640
(Cost $1,906,931,617)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 2,500,000 Federal Home Loan Bank (FHLB) 0 .000% 07/19/24 2,492,351
10,000,000 FHLB 0 .000 08/14/24 9,931,654
4,635,000 Tennessee Valley Authority (TVA) 0 .000 07/10/24 4,626,897
TOTAL GOVERNMENT AGENCY DEBT 17,050,902
TREASURY DEBT - 0 .2%
5,000,000 United States Treasury Bill 0 .000 08/13/24 4,968,695
TOTAL TREASURY DEBT 4,968,695
TOTAL SHORT-TERM INVESTMENTS 22,019,597
(Cost $22,026,806)
TOTAL INVESTMENTS - 100.0% 2,769,744,237
(Cost $1,928,958,423)
OTHER ASSETS & LIABILITIES, NET - 0.0% 1,185,093
NET ASSETS - 100.0% $ 2,770,929,330
REIT Real Estate Investment Trust

Portfolio of Investments
Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.3%
CORPORATE BONDS - 25.2%
AUTOMOBILES & COMPONENTS - 0.6%
$ 3,000,000 American Honda Finance Corp 1.300% 09/09/26 $ 2,764,424
100,000 American Honda Finance Corp 2.300 09/09/26 94,061
1,000,000 American Honda Finance Corp 2.350 01/08/27 935,404
1,000,000 American Honda Finance Corp 4.700 01/12/28 990,285
2,000,000 American Honda Finance Corp 5.125 07/07/28 2,009,110
1,000,000 American Honda Finance Corp 5.650 11/15/28 1,024,711
1,000,000 American Honda Finance Corp 2.250 01/12/29 888,582
1,000,000 (a) American Honda Finance Corp 4.900 03/13/29 996,051
1,000,000 American Honda Finance Corp 4.600 04/17/30 980,034
1,500,000 American Honda Finance Corp 5.850 10/04/30 1,564,698
1,000,000 American Honda Finance Corp 1.800 01/13/31 819,552
1,500,000 American Honda Finance Corp 4.900 01/10/34 1,455,650
100,000 Aptiv plc 4.350 03/15/29 96,567
600,000 Aptiv plc 3.250 03/01/32 520,215
100,000 Aptiv plc 4.400 10/01/46 78,031
575,000 (a) Aptiv plc 5.400 03/15/49 514,532
1,500,000 Aptiv plc 3.100 12/01/51 915,986
1,000,000 Aptiv plc 4.150 05/01/52 744,511
1,650,000 BorgWarner, Inc 2.650 07/01/27 1,530,759
200,000 BorgWarner, Inc 4.375 03/15/45 159,585
3,000,000 Ford Motor Co 4.346 12/08/26 2,912,471
2,000,000 Ford Motor Co 7.450 07/16/31 2,152,228
4,000,000 Ford Motor Co 3.250 02/12/32 3,305,734
1,700,000 Ford Motor Co 4.750 01/15/43 1,374,707
1,500,000 (a) Ford Motor Co 5.291 12/08/46 1,312,363
3,000,000 Ford Motor Credit Co LLC 6.950 03/06/26 3,048,449
3,000,000 Ford Motor Credit Co LLC 6.950 06/10/26 3,057,403
3,000,000 Ford Motor Credit Co LLC 2.700 08/10/26 2,817,790
1,250,000 Ford Motor Credit Co LLC 5.850 05/17/27 1,249,847
2,000,000 Ford Motor Credit Co LLC 4.950 05/28/27 1,952,225
2,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 2,083,988
2,000,000 Ford Motor Credit Co LLC 6.800 05/12/28 2,060,467
1,500,000 Ford Motor Credit Co LLC 6.798 11/07/28 1,549,941
1,500,000 Ford Motor Credit Co LLC 5.800 03/08/29 1,494,731
3,000,000 Ford Motor Credit Co LLC 5.113 05/03/29 2,898,235
1,000,000 Ford Motor Credit Co LLC 7.350 03/06/30 1,058,295
1,000,000 Ford Motor Credit Co LLC 6.050 03/05/31 1,001,114
2,500,000 Ford Motor Credit Co LLC 3.625 06/17/31 2,154,855
1,500,000 Ford Motor Credit Co LLC 7.122 11/07/33 1,585,014
1,750,000 Ford Motor Credit Co LLC 6.125 03/08/34 1,730,939
500,000 General Motors Co 6.125 10/01/25 502,602
500,000 General Motors Co 6.800 10/01/27 519,045
700,000 General Motors Co 5.000 10/01/28 693,407
375,000 General Motors Co 5.400 10/15/29 373,080
450,000 General Motors Co 5.600 10/15/32 450,100
900,000 General Motors Co 6.600 04/01/36 941,751
700,000 General Motors Co 5.150 04/01/38 643,930
150,000 General Motors Co 6.250 10/02/43 149,374
175,000 General Motors Co 5.200 04/01/45 153,588
350,000 General Motors Co 6.750 04/01/46 365,487
500,000 (a) General Motors Co 5.400 04/01/48 447,360
900,000 (a) General Motors Co 5.950 04/01/49 873,490
1,000,000 General Motors Financial Co, Inc 2.900 02/26/25 981,191
1,500,000 General Motors Financial Co, Inc 3.800 04/07/25 1,477,316
3,000,000 General Motors Financial Co, Inc 2.750 06/20/25 2,915,970
450,000 General Motors Financial Co, Inc 4.300 07/13/25 443,989

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 500,000 General Motors Financial Co, Inc 1.250% 01/08/26 $ 468,060
275,000 General Motors Financial Co, Inc 5.250 03/01/26 273,458
1,000,000 General Motors Financial Co, Inc 1.500 06/10/26 926,154
525,000 General Motors Financial Co, Inc 4.000 10/06/26 508,349
1,400,000 General Motors Financial Co, Inc 4.350 01/17/27 1,363,620
1,000,000 General Motors Financial Co, Inc 2.350 02/26/27 925,046
800,000 General Motors Financial Co, Inc 5.000 04/09/27 791,836
1,000,000 General Motors Financial Co, Inc 2.700 08/20/27 922,445
1,100,000 General Motors Financial Co, Inc 3.850 01/05/28 1,043,654
1,000,000 General Motors Financial Co, Inc 6.000 01/09/28 1,016,394
2,000,000 General Motors Financial Co, Inc 2.400 04/10/28 1,793,415
1,000,000 General Motors Financial Co, Inc 5.800 06/23/28 1,012,253
1,850,000 General Motors Financial Co, Inc 2.400 10/15/28 1,634,912
1,000,000 General Motors Financial Co, Inc 5.800 01/07/29 1,008,900
2,400,000 General Motors Financial Co, Inc 5.650 01/17/29 2,411,224
1,000,000 General Motors Financial Co, Inc 4.300 04/06/29 950,041
1,500,000 General Motors Financial Co, Inc 5.550 07/15/29 1,499,946
1,000,000 General Motors Financial Co, Inc 5.850 04/06/30 1,012,236
1,500,000 General Motors Financial Co, Inc 3.600 06/21/30 1,347,097
2,000,000 General Motors Financial Co, Inc 2.350 01/08/31 1,640,754
1,450,000 General Motors Financial Co, Inc 5.750 02/08/31 1,453,869
475,000 General Motors Financial Co, Inc 2.700 06/10/31 392,712
1,250,000 General Motors Financial Co, Inc 5.600 06/18/31 1,240,645
1,000,000 General Motors Financial Co, Inc 3.100 01/12/32 840,462
2,500,000 General Motors Financial Co, Inc 6.400 01/09/33 2,594,630
1,000,000 General Motors Financial Co, Inc 6.100 01/07/34 1,010,815
1,500,000 General Motors Financial Co, Inc 5.950 04/04/34 1,501,281
175,000 Harley-Davidson, Inc 3.500 07/28/25 170,997
200,000 (a) Harley-Davidson, Inc 4.625 07/28/45 161,701
326,000 Lear Corp 3.800 09/15/27 311,245
400,000 Lear Corp 4.250 05/15/29 381,253
500,000 Lear Corp 3.500 05/30/30 451,048
600,000 Lear Corp 2.600 01/15/32 491,359
550,000 Lear Corp 5.250 05/15/49 486,213
1,000,000 Lear Corp 3.550 01/15/52 684,884
600,000 Magna International, Inc 4.150 10/01/25 590,406
175,000 Magna International, Inc 2.450 06/15/30 151,055
2,000,000 (a) Magna International, Inc 5.500 03/21/33 2,033,838
925,000 Mercedes-Benz Finance North America LLC 8.500 01/18/31 1,100,195
1,000,000 Toyota Motor Corp 1.339 03/25/26 937,626
1,000,000 Toyota Motor Corp 5.118 07/13/28 1,007,317
300,000 Toyota Motor Corp 3.669 07/20/28 288,794
1,000,000 Toyota Motor Corp 2.362 03/25/31 861,159
1,000,000 Toyota Motor Corp 5.123 07/13/33 1,042,116
1,000,000 Toyota Motor Credit Corp 3.650 08/18/25 981,780
1,000,000 Toyota Motor Credit Corp 0.800 10/16/25 945,322
1,000,000 Toyota Motor Credit Corp 0.800 01/09/26 937,218
4,000,000 Toyota Motor Credit Corp 1.125 06/18/26 3,704,302
1,000,000 Toyota Motor Credit Corp 1.900 01/13/27 924,942
1,000,000 Toyota Motor Credit Corp 3.050 03/22/27 949,643
1,000,000 Toyota Motor Credit Corp 5.450 11/10/27 1,014,714
300,000 (a) Toyota Motor Credit Corp 3.050 01/11/28 281,693
1,000,000 Toyota Motor Credit Corp 4.625 01/12/28 990,572
1,000,000 Toyota Motor Credit Corp 5.250 09/11/28 1,011,444
400,000 Toyota Motor Credit Corp 3.650 01/08/29 380,041
1,000,000 Toyota Motor Credit Corp 5.050 05/16/29 1,003,497
2,000,000 Toyota Motor Credit Corp 4.450 06/29/29 1,961,178
650,000 Toyota Motor Credit Corp 2.150 02/13/30 561,389
225,000 Toyota Motor Credit Corp 3.375 04/01/30 206,933
1,000,000 Toyota Motor Credit Corp 4.550 05/17/30 977,053
1,000,000 Toyota Motor Credit Corp 5.550 11/20/30 1,027,236

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 1,000,000 Toyota Motor Credit Corp 1.650% 01/10/31 $ 812,404
1,000,000 Toyota Motor Credit Corp 5.100 03/21/31 1,000,436
1,000,000 Toyota Motor Credit Corp 1.900 09/12/31 811,599
1,000,000 Toyota Motor Credit Corp 2.400 01/13/32 839,270
1,000,000 Toyota Motor Credit Corp 4.700 01/12/33 972,191
1,000,000 Toyota Motor Credit Corp 4.800 01/05/34 971,787
TOTAL AUTOMOBILES & COMPONENTS 137,817,282
BANKS - 4.3%
1,000,000 Australia & New Zealand Banking Group Ltd 5.671 10/03/25 1,005,168
525,000 Australia & New Zealand Banking Group Ltd 3.700 11/16/25 514,243
1,000,000 Australia & New Zealand Banking Group Ltd 5.088 12/08/25 998,630
2,000,000 Australia & New Zealand Banking Group Ltd 4.750 01/18/27 1,989,768
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1.125 09/18/25 947,061
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6.138 09/14/28 1,019,372
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 5.381 03/13/29 1,003,305
1,200,000 Banco Bilbao Vizcaya Argentaria S.A. 7.883 11/15/34 1,307,538
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6.033 03/13/35 997,254
600,000 Banco Santander S.A. 2.746 05/28/25 584,419
400,000 Banco Santander S.A. 5.179 11/19/25 396,137
1,600,000 Banco Santander S.A. 1.849 03/25/26 1,499,714
600,000 Banco Santander S.A. 4.250 04/11/27 580,517
1,600,000 Banco Santander S.A. 5.294 08/18/27 1,589,408
1,200,000 Banco Santander S.A. 1.722 09/14/27 1,100,427
675,000 Banco Santander S.A. 3.800 02/23/28 635,637
3,000,000 Banco Santander S.A. 5.552 03/14/28 2,994,260
1,000,000 Banco Santander S.A. 4.175 03/24/28 963,844
1,800,000 Banco Santander S.A. 4.379 04/12/28 1,732,112
1,600,000 Banco Santander S.A. 5.588 08/08/28 1,614,803
1,000,000 (a) Banco Santander S.A. 6.607 11/07/28 1,050,283
600,000 Banco Santander S.A. 3.306 06/27/29 548,052
2,000,000 Banco Santander S.A. 5.538 03/14/30 1,984,997
400,000 Banco Santander S.A. 3.490 05/28/30 358,144
2,000,000 Banco Santander S.A. 2.749 12/03/30 1,664,172
1,000,000 Banco Santander S.A. 2.958 03/25/31 854,651
2,000,000 Banco Santander S.A. 3.225 11/22/32 1,666,534
800,000 Banco Santander S.A. 6.921 08/08/33 835,184
800,000 Banco Santander S.A. 6.938 11/07/33 873,806
1,600,000 Banco Santander S.A. 6.350 03/14/34 1,601,143
3,550,000 Bank of America Corp 3.950 04/21/25 3,499,030
3,000,000 Bank of America Corp 2.015 02/13/26 2,931,338
5,000,000 Bank of America Corp 1.319 06/19/26 4,791,046
2,000,000 Bank of America Corp 4.827 07/22/26 1,980,717
4,500,000 Bank of America Corp 1.197 10/24/26 4,245,110
5,000,000 Bank of America Corp 1.658 03/11/27 4,687,894
7,800,000 Bank of America Corp 3.559 04/23/27 7,542,374
4,500,000 Bank of America Corp 1.734 07/22/27 4,171,165
2,000,000 Bank of America Corp 2.551 02/04/28 1,866,678
3,000,000 Bank of America Corp 4.376 04/27/28 2,928,120
3,000,000 Bank of America Corp 6.204 11/10/28 3,089,484
5,690,000 Bank of America Corp 3.419 12/20/28 5,350,442
2,250,000 Bank of America Corp 3.970 03/05/29 2,151,321
2,000,000 Bank of America Corp 5.202 04/25/29 1,996,831
3,000,000 Bank of America Corp 2.087 06/14/29 2,661,433
1,400,000 Bank of America Corp 4.271 07/23/29 1,348,919
3,000,000 Bank of America Corp 5.819 09/15/29 3,062,803
3,075,000 Bank of America Corp 3.974 02/07/30 2,912,098
1,675,000 Bank of America Corp 3.194 07/23/30 1,520,941
1,050,000 Bank of America Corp 2.884 10/22/30 934,486
4,000,000 Bank of America Corp 2.496 02/13/31 3,457,397
1,750,000 Bank of America Corp 2.592 04/29/31 1,513,077
3,000,000 Bank of America Corp 1.898 07/23/31 2,471,071

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,000,000 Bank of America Corp 1.922% 10/24/31 $ 2,454,328
3,000,000 Bank of America Corp 2.651 03/11/32 2,538,457
4,000,000 Bank of America Corp 2.687 04/22/32 3,380,485
5,000,000 Bank of America Corp 2.299 07/21/32 4,093,132
3,000,000 Bank of America Corp 2.572 10/20/32 2,486,561
2,000,000 Bank of America Corp 2.972 02/04/33 1,692,550
2,000,000 Bank of America Corp 4.571 04/27/33 1,886,124
2,000,000 Bank of America Corp 5.015 07/22/33 1,954,842
5,000,000 Bank of America Corp 5.288 04/25/34 4,947,521
4,000,000 Bank of America Corp 5.872 09/15/34 4,114,781
11,000,000 Bank of America Corp 5.468 01/23/35 10,988,873
4,000,000 Bank of America Corp 2.482 09/21/36 3,188,271
1,500,000 Bank of America Corp 6.110 01/29/37 1,558,517
3,000,000 Bank of America Corp 3.846 03/08/37 2,629,103
4,500,000 Bank of America Corp 4.078 04/23/40 3,823,776
6,000,000 Bank of America Corp 2.676 06/19/41 4,192,116
4,000,000 Bank of America Corp 3.311 04/22/42 3,009,934
1,500,000 Bank of America Corp 5.000 01/21/44 1,411,133
2,800,000 Bank of America Corp 4.443 01/20/48 2,387,343
3,000,000 Bank of America Corp 3.946 01/23/49 2,361,421
1,000,000 Bank of America Corp 2.831 10/24/51 631,797
1,950,000 Bank of America Corp 3.483 03/13/52 1,399,540
2,000,000 Bank of America Corp 2.972 07/21/52 1,304,106
2,000,000 Bank of America NA 5.526 08/18/26 2,014,201
1,500,000 Bank of Montreal 1.250 09/15/26 1,373,964
1,000,000 Bank of Montreal 5.266 12/11/26 998,481
1,000,000 Bank of Montreal 0.949 01/22/27 933,777
2,000,000 Bank of Montreal 4.700 09/14/27 1,974,200
2,000,000 Bank of Montreal 5.203 02/01/28 2,002,921
1,000,000 Bank of Montreal 5.717 09/25/28 1,020,235
1,500,000 Bank of Montreal 5.511 06/04/31 1,515,881
425,000 Bank of Montreal 3.803 12/15/32 399,314
2,000,000 Bank of Montreal 3.088 01/10/37 1,636,637
1,550,000 Bank of Nova Scotia 4.500 12/16/25 1,525,294
2,000,000 Bank of Nova Scotia 1.050 03/02/26 1,862,152
2,000,000 Bank of Nova Scotia 1.350 06/24/26 1,850,486
1,000,000 Bank of Nova Scotia 2.700 08/03/26 947,701
3,000,000 Bank of Nova Scotia 1.300 09/15/26 2,750,622
1,000,000 Bank of Nova Scotia 5.250 06/12/28 1,005,033
2,000,000 Bank of Nova Scotia 4.850 02/01/30 1,967,863
1,000,000 Bank of Nova Scotia 2.450 02/02/32 824,755
750,000 Bank of Nova Scotia 5.650 02/01/34 762,037
750,000 Bank of Nova Scotia 4.588 05/04/37 675,483
1,425,000 Barclays plc 3.650 03/16/25 1,403,187
975,000 Barclays plc 4.375 01/12/26 958,513
2,000,000 Barclays plc 2.852 05/07/26 1,949,968
800,000 Barclays plc 5.200 05/12/26 790,816
1,000,000 Barclays plc 7.325 11/02/26 1,017,439
2,000,000 Barclays plc 2.279 11/24/27 1,852,808
700,000 Barclays plc 4.337 01/10/28 673,768
1,500,000 Barclays plc 5.674 03/12/28 1,502,288
1,975,000 Barclays plc 4.836 05/09/28 1,906,983
1,500,000 Barclays plc 7.385 11/02/28 1,580,432
1,500,000 Barclays plc 4.972 05/16/29 1,468,199
1,500,000 Barclays plc 6.490 09/13/29 1,552,796
3,000,000 Barclays plc 5.690 03/12/30 3,008,042
1,000,000 Barclays plc 5.088 06/20/30 956,049
2,000,000 Barclays plc 2.645 06/24/31 1,699,541
1,500,000 Barclays plc 2.667 03/10/32 1,245,196
2,000,000 Barclays plc 2.894 11/24/32 1,654,399
1,300,000 Barclays plc 5.746 08/09/33 1,296,683

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,500,000 Barclays plc 7.437% 11/02/33 $ 2,749,333
3,000,000 Barclays plc 6.224 05/09/34 3,073,891
1,000,000 Barclays plc 7.119 06/27/34 1,060,944
950,000 Barclays plc 6.692 09/13/34 1,007,130
1,750,000 Barclays plc 3.564 09/23/35 1,503,327
1,000,000 (a) Barclays plc 3.811 03/10/42 770,369
775,000 (a) Barclays plc 5.250 08/17/45 729,832
200,000 Barclays plc 6.036 03/12/55 202,698
300,000 BPCE S.A. 3.375 12/02/26 287,574
1,000,000 Brookfield Finance LLC 3.450 04/15/50 687,842
1,000,000 Canadian Imperial Bank of Commerce 0.950 10/23/25 943,831
1,000,000 Canadian Imperial Bank of Commerce 1.250 06/22/26 925,361
1,500,000 Canadian Imperial Bank of Commerce 3.450 04/07/27 1,436,138
1,500,000 Canadian Imperial Bank of Commerce 5.001 04/28/28 1,489,150
1,500,000 Canadian Imperial Bank of Commerce 5.986 10/03/28 1,541,402
3,000,000 Canadian Imperial Bank of Commerce 5.260 04/08/29 2,994,198
1,500,000 Canadian Imperial Bank of Commerce 3.600 04/07/32 1,328,471
350,000 Canadian Imperial Bank of Commerce 6.092 10/03/33 362,678
3,000,000 CitiBank NA 5.488 12/04/26 3,016,198
5,000,000 CitiBank NA 5.803 09/29/28 5,136,787
650,000 CitiBank NA 5.570 04/30/34 660,339
1,000,000 Citigroup, Inc 3.700 01/12/26 973,896
750,000 Citigroup, Inc 4.600 03/09/26 737,950
3,000,000 Citigroup, Inc 5.610 09/29/26 2,998,334
1,100,000 Citigroup, Inc 4.300 11/20/26 1,072,993
4,000,000 Citigroup, Inc 1.122 01/28/27 3,730,600
5,000,000 Citigroup, Inc 1.462 06/09/27 4,634,137
1,500,000 Citigroup, Inc 4.450 09/29/27 1,462,101
5,000,000 Citigroup, Inc 3.070 02/24/28 4,718,686
3,000,000 Citigroup, Inc 4.658 05/24/28 2,952,223
1,000,000 Citigroup, Inc 3.668 07/24/28 953,230
2,025,000 Citigroup, Inc 4.125 07/25/28 1,943,837
4,000,000 Citigroup, Inc 4.075 04/23/29 3,834,677
2,000,000 Citigroup, Inc 5.174 02/13/30 1,988,350
1,750,000 Citigroup, Inc 3.980 03/20/30 1,652,022
5,000,000 Citigroup, Inc 2.666 01/29/31 4,354,015
2,200,000 Citigroup, Inc 4.412 03/31/31 2,096,755
6,000,000 Citigroup, Inc 2.572 06/03/31 5,149,942
5,000,000 Citigroup, Inc 2.561 05/01/32 4,166,787
175,000 Citigroup, Inc 6.625 06/15/32 186,785
875,000 Citigroup, Inc 2.520 11/03/32 718,926
4,000,000 Citigroup, Inc 3.057 01/25/33 3,397,635
1,000,000 Citigroup, Inc 3.785 03/17/33 891,029
1,775,000 Citigroup, Inc 4.910 05/24/33 1,704,462
3,000,000 Citigroup, Inc 6.270 11/17/33 3,141,999
425,000 Citigroup, Inc 6.174 05/25/34 432,221
2,000,000 Citigroup, Inc 5.827 02/13/35 1,979,175
10,000,000 Citigroup, Inc 5.449 06/11/35 9,921,651
750,000 Citigroup, Inc 3.878 01/24/39 628,304
325,000 Citigroup, Inc 8.125 07/15/39 406,290
350,000 Citigroup, Inc 5.875 01/30/42 358,829
2,000,000 Citigroup, Inc 2.904 11/03/42 1,394,985
400,000 Citigroup, Inc 6.675 09/13/43 436,049
125,000 Citigroup, Inc 5.300 05/06/44 116,440
675,000 Citigroup, Inc 4.650 07/30/45 589,331
3,075,000 Citigroup, Inc 4.750 05/18/46 2,637,853
4,075,000 Citigroup, Inc 4.650 07/23/48 3,554,909
250,000 Citizens Bank NA 3.750 02/18/26 241,673
1,000,000 Citizens Bank NA 4.575 08/09/28 965,516
500,000 Citizens Financial Group, Inc 2.850 07/27/26 472,192
550,000 Citizens Financial Group, Inc 5.841 01/23/30 548,281

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 200,000 Citizens Financial Group, Inc 2.500% 02/06/30 $ 169,609
450,000 Citizens Financial Group, Inc 3.250 04/30/30 396,331
850,000 Citizens Financial Group, Inc 2.638 09/30/32 652,087
1,500,000 Citizens Financial Group, Inc 6.645 04/25/35 1,550,469
500,000 Citizens Financial Group, Inc 5.641 05/21/37 463,601
500,000 Comerica Bank 2.500 07/23/24 498,496
200,000 (a) Comerica Bank 4.000 07/27/25 195,529
1,000,000 Comerica Bank 5.332 08/25/33 897,403
550,000 Comerica, Inc 4.000 02/01/29 504,465
1,000,000 Comerica, Inc 5.982 01/30/30 985,341
1,500,000 Commonwealth Bank of Australia 5.316 03/13/26 1,505,539
600,000 Cooperatieve Rabobank UA 4.375 08/04/25 590,560
2,700,000 Cooperatieve Rabobank UA 3.750 07/21/26 2,599,033
1,000,000 Cooperatieve Rabobank UA 5.500 10/05/26 1,006,259
1,500,000 Cooperatieve Rabobank UA 5.041 03/05/27 1,497,624
1,000,000 Cooperatieve Rabobank UA 4.800 01/09/29 992,331
550,000 Cooperatieve Rabobank UA 5.250 05/24/41 542,855
1,400,000 Cooperatieve Rabobank UA 5.750 12/01/43 1,378,362
600,000 Cooperatieve Rabobank UA 5.250 08/04/45 569,435
1,000,000 Credit Suisse AG. 1.250 08/07/26 919,329
1,350,000 Credit Suisse AG. 5.000 07/09/27 1,338,885
2,000,000 Credit Suisse AG. 7.500 02/15/28 2,139,945
2,000,000 Deutsche Bank AG. 1.686 03/19/26 1,881,416
2,000,000 Deutsche Bank AG. 6.119 07/14/26 2,001,759
2,000,000 Deutsche Bank AG. 2.129 11/24/26 1,898,007
600,000 Deutsche Bank AG. 7.146 07/13/27 614,603
1,050,000 Deutsche Bank AG. 2.311 11/16/27 969,431
2,000,000 Deutsche Bank AG. 5.706 02/08/28 1,997,355
2,500,000 Deutsche Bank AG. 5.414 05/10/29 2,496,267
350,000 Deutsche Bank AG. 6.819 11/20/29 363,996
825,000 Deutsche Bank AG. 3.547 09/18/31 726,218
1,000,000 Deutsche Bank AG. 3.729 01/14/32 843,126
300,000 Fifth Third Bancorp 2.550 05/05/27 277,840
1,000,000 Fifth Third Bancorp 1.707 11/01/27 916,952
500,000 Fifth Third Bancorp 3.950 03/14/28 477,265
1,000,000 Fifth Third Bancorp 4.055 04/25/28 958,594
1,000,000 Fifth Third Bancorp 6.361 10/27/28 1,021,798
200,000 Fifth Third Bancorp 6.339 07/27/29 205,018
1,000,000 Fifth Third Bancorp 4.772 07/28/30 961,809
300,000 Fifth Third Bancorp 5.631 01/29/32 297,388
140,000 Fifth Third Bancorp 8.250 03/01/38 165,556
300,000 Fifth Third Bank NA 3.950 07/28/25 294,660
2,400,000 Fifth Third Bank NA 3.850 03/15/26 2,328,484
1,000,000 Fifth Third Bank NA 2.250 02/01/27 924,956
500,000 First Citizens BancShares, Inc 3.375 03/15/30 478,696
500,000 (a) First Horizon Bank 5.750 05/01/30 476,618
500,000 First Horizon Corp 4.000 05/26/25 490,487
2,000,000 Goldman Sachs Bank USA 5.283 03/18/27 1,993,441
33,000 HSBC Bank USA NA 7.000 01/15/39 37,059
450,000 HSBC Holdings plc 4.250 08/18/25 441,942
2,000,000 HSBC Holdings plc 2.633 11/07/25 1,976,681
1,500,000 HSBC Holdings plc 2.099 06/04/26 1,450,201
1,100,000 HSBC Holdings plc 4.292 09/12/26 1,080,671
450,000 HSBC Holdings plc 4.375 11/23/26 438,518
2,000,000 HSBC Holdings plc 5.887 08/14/27 2,014,996
3,925,000 HSBC Holdings plc 4.041 03/13/28 3,781,335
2,000,000 HSBC Holdings plc 5.597 05/17/28 2,007,820
1,500,000 HSBC Holdings plc 4.755 06/09/28 1,474,503
1,500,000 HSBC Holdings plc 5.210 08/11/28 1,490,159
5,000,000 HSBC Holdings plc 2.013 09/22/28 4,490,344
1,575,000 HSBC Holdings plc 7.390 11/03/28 1,665,586

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 975,000 HSBC Holdings plc 6.161% 03/09/29 $ 997,337
2,500,000 HSBC Holdings plc 4.583 06/19/29 2,416,677
1,600,000 HSBC Holdings plc 2.206 08/17/29 1,406,502
2,000,000 HSBC Holdings plc 5.546 03/04/30 2,003,773
4,000,000 HSBC Holdings plc 3.973 05/22/30 3,739,106
3,000,000 HSBC Holdings plc 2.848 06/04/31 2,593,336
750,000 HSBC Holdings plc 2.357 08/18/31 626,648
5,000,000 HSBC Holdings plc 5.733 05/17/32 5,012,266
2,350,000 HSBC Holdings plc 2.804 05/24/32 1,966,462
3,500,000 HSBC Holdings plc 2.871 11/22/32 2,910,734
1,500,000 HSBC Holdings plc 4.762 03/29/33 1,391,500
1,825,000 HSBC Holdings plc 5.402 08/11/33 1,805,571
2,000,000 HSBC Holdings plc 8.113 11/03/33 2,259,303
2,000,000 HSBC Holdings plc 6.254 03/09/34 2,082,409
2,000,000 HSBC Holdings plc 6.547 06/20/34 2,065,638
2,000,000 HSBC Holdings plc 7.399 11/13/34 2,166,409
2,000,000 (a) HSBC Holdings plc 5.719 03/04/35 2,010,957
300,000 HSBC Holdings plc 6.500 05/02/36 311,197
2,700,000 HSBC Holdings plc 6.500 09/15/37 2,765,164
200,000 HSBC Holdings plc 6.800 06/01/38 211,450
550,000 (a) HSBC Holdings plc 6.100 01/14/42 585,061
2,000,000 HSBC Holdings plc 6.332 03/09/44 2,091,925
1,175,000 HSBC Holdings plc 5.250 03/14/44 1,090,717
1,000,000 Huntington Bancshares, Inc 4.443 08/04/28 968,658
675,000 Huntington Bancshares, Inc 6.208 08/21/29 689,197
1,000,000 Huntington Bancshares, Inc 2.550 02/04/30 854,907
500,000 Huntington Bancshares, Inc 5.023 05/17/33 472,952
1,000,000 Huntington Bancshares, Inc 5.709 02/02/35 984,472
500,000 Huntington Bancshares, Inc 2.487 08/15/36 379,675
1,000,000 Huntington National Bank 4.552 05/17/28 974,135
1,500,000 Huntington National Bank 5.650 01/10/30 1,501,365
4,750,000 (a) Industrial & Commercial Bank of China Ltd 3.538 11/08/27 4,533,893
1,250,000 ING Groep NV 3.950 03/29/27 1,206,589
1,500,000 ING Groep NV 1.726 04/01/27 1,402,875
600,000 ING Groep NV 4.017 03/28/28 578,579
1,500,000 ING Groep NV 4.550 10/02/28 1,460,765
1,325,000 ING Groep NV 4.050 04/09/29 1,258,939
3,000,000 ING Groep NV 5.335 03/19/30 2,988,270
475,000 ING Groep NV 2.727 04/01/32 400,633
300,000 ING Groep NV 4.252 03/28/33 277,268
200,000 ING Groep NV 6.114 09/11/34 206,199
3,000,000 ING Groep NV 5.550 03/19/35 2,961,787
2,125,000 JPMorgan Chase & Co 3.900 07/15/25 2,092,280
3,125,000 JPMorgan Chase & Co 3.300 04/01/26 3,025,227
1,450,000 JPMorgan Chase & Co 3.200 06/15/26 1,395,891
1,000,000 JPMorgan Chase & Co 2.950 10/01/26 952,931
4,000,000 JPMorgan Chase & Co 1.045 11/19/26 3,757,883
1,350,000 JPMorgan Chase & Co 4.125 12/15/26 1,315,255
2,450,000 JPMorgan Chase & Co 3.960 01/29/27 2,393,145
4,000,000 JPMorgan Chase & Co 1.040 02/04/27 3,726,118
5,200,000 JPMorgan Chase & Co 1.578 04/22/27 4,852,684
3,000,000 JPMorgan Chase & Co 1.470 09/22/27 2,755,474
250,000 JPMorgan Chase & Co 4.250 10/01/27 243,663
325,000 JPMorgan Chase & Co 3.625 12/01/27 310,901
1,375,000 JPMorgan Chase & Co 3.782 02/01/28 1,324,615
1,000,000 JPMorgan Chase & Co 2.947 02/24/28 941,886
925,000 JPMorgan Chase & Co 5.571 04/22/28 932,490
4,000,000 JPMorgan Chase & Co 4.323 04/26/28 3,902,137
425,000 JPMorgan Chase & Co 3.540 05/01/28 405,607
6,000,000 JPMorgan Chase & Co 2.182 06/01/28 5,505,995
1,000,000 JPMorgan Chase & Co 4.851 07/25/28 989,755

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,000,000 JPMorgan Chase & Co 2.069% 06/01/29 $ 2,668,671
2,050,000 JPMorgan Chase & Co 4.203 07/23/29 1,972,838
3,000,000 JPMorgan Chase & Co 5.299 07/24/29 3,010,067
2,500,000 JPMorgan Chase & Co 6.087 10/23/29 2,583,051
1,750,000 JPMorgan Chase & Co 4.452 12/05/29 1,698,929
5,000,000 JPMorgan Chase & Co 5.012 01/23/30 4,961,653
2,825,000 JPMorgan Chase & Co 5.581 04/22/30 2,869,751
4,500,000 JPMorgan Chase & Co 3.702 05/06/30 4,207,638
1,500,000 JPMorgan Chase & Co 4.565 06/14/30 1,455,908
2,000,000 JPMorgan Chase & Co 2.522 04/22/31 1,728,653
1,425,000 JPMorgan Chase & Co 2.956 05/13/31 1,248,897
5,000,000 JPMorgan Chase & Co 1.764 11/19/31 4,067,235
2,250,000 JPMorgan Chase & Co 1.953 02/04/32 1,830,116
3,000,000 JPMorgan Chase & Co 2.580 04/22/32 2,533,772
3,000,000 JPMorgan Chase & Co 2.545 11/08/32 2,498,056
6,000,000 JPMorgan Chase & Co 2.963 01/25/33 5,115,647
2,000,000 JPMorgan Chase & Co 4.586 04/26/33 1,907,872
2,000,000 JPMorgan Chase & Co 4.912 07/25/33 1,942,474
4,000,000 JPMorgan Chase & Co 5.717 09/14/33 4,055,371
5,325,000 JPMorgan Chase & Co 5.350 06/01/34 5,301,403
2,500,000 JPMorgan Chase & Co 6.254 10/23/34 2,651,522
6,000,000 JPMorgan Chase & Co 5.336 01/23/35 5,964,131
4,025,000 JPMorgan Chase & Co 5.766 04/22/35 4,129,682
958,000 JPMorgan Chase & Co 5.500 10/15/40 961,780
2,000,000 JPMorgan Chase & Co 3.109 04/22/41 1,496,785
4,500,000 JPMorgan Chase & Co 2.525 11/19/41 3,065,775
2,500,000 JPMorgan Chase & Co 3.157 04/22/42 1,860,380
1,000,000 JPMorgan Chase & Co 5.625 08/16/43 1,015,821
1,800,000 JPMorgan Chase & Co 4.950 06/01/45 1,684,859
2,050,000 JPMorgan Chase & Co 4.260 02/22/48 1,716,725
1,000,000 JPMorgan Chase & Co 4.032 07/24/48 805,145
4,500,000 JPMorgan Chase & Co 3.964 11/15/48 3,574,754
1,750,000 JPMorgan Chase & Co 3.897 01/23/49 1,378,767
2,000,000 JPMorgan Chase & Co 3.109 04/22/51 1,361,715
1,500,000 JPMorgan Chase & Co 3.328 04/22/52 1,055,155
2,000,000 JPMorgan Chase Bank NA 5.110 12/08/26 1,999,680
750,000 KeyBank NA 3.300 06/01/25 732,326
300,000 KeyBank NA 3.400 05/20/26 284,919
1,000,000 KeyBank NA 5.850 11/15/27 996,693
1,000,000 KeyBank NA 4.390 12/14/27 947,190
250,000 KeyBank NA 3.900 04/13/29 224,951
1,500,000 (a) KeyBank NA 4.900 08/08/32 1,336,791
625,000 KeyBank NA 5.000 01/26/33 576,462
200,000 KeyCorp 4.150 10/29/25 195,531
500,000 KeyCorp 4.100 04/30/28 472,286
1,000,000 KeyCorp 2.550 10/01/29 847,634
300,000 KeyCorp 4.789 06/01/33 273,895
1,500,000 KeyCorp 6.401 03/06/35 1,520,757
5,000,000 Kreditanstalt fuer Wiederaufbau 5.000 03/16/26 5,008,496
5,000,000 Kreditanstalt fuer Wiederaufbau 4.625 08/07/26 4,986,897
1,950,000 Kreditanstalt fuer Wiederaufbau 4.000 03/15/29 1,912,747
3,000,000 Kreditanstalt fuer Wiederaufbau 4.125 07/15/33 2,918,996
1,000,000 Landwirtschaftliche Rentenbank 4.625 04/17/29 1,007,571
1,375,000 Lloyds Banking Group plc 4.450 05/08/25 1,360,931
325,000 Lloyds Banking Group plc 4.582 12/10/25 319,083
1,000,000 Lloyds Banking Group plc 2.438 02/05/26 979,800
1,000,000 Lloyds Banking Group plc 3.511 03/18/26 983,445
225,000 Lloyds Banking Group plc 4.650 03/24/26 220,861
1,250,000 Lloyds Banking Group plc 4.716 08/11/26 1,235,624
500,000 Lloyds Banking Group plc 3.750 01/11/27 481,138
2,000,000 Lloyds Banking Group plc 1.627 05/11/27 1,857,898

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Lloyds Banking Group plc 5.985% 08/07/27 $ 1,005,919
1,000,000 Lloyds Banking Group plc 3.750 03/18/28 956,285
500,000 Lloyds Banking Group plc 4.375 03/22/28 484,374
700,000 Lloyds Banking Group plc 4.550 08/16/28 679,863
1,825,000 Lloyds Banking Group plc 3.574 11/07/28 1,716,797
500,000 Lloyds Banking Group plc 5.871 03/06/29 506,918
3,000,000 Lloyds Banking Group plc 5.721 06/05/30 3,024,378
1,250,000 Lloyds Banking Group plc 4.976 08/11/33 1,194,305
1,500,000 Lloyds Banking Group plc 7.953 11/15/33 1,683,140
2,000,000 Lloyds Banking Group plc 5.679 01/05/35 1,991,943
1,550,000 Lloyds Banking Group plc 4.344 01/09/48 1,206,547
300,000 M&T Bank Corp 4.000 07/15/24 299,680
1,000,000 M&T Bank Corp 7.413 10/30/29 1,052,171
1,000,000 M&T Bank Corp 6.082 03/13/32 996,759
1,500,000 M&T Bank Corp 5.053 01/27/34 1,388,237
1,000,000 Manufacturers & Traders Trust Co 5.400 11/21/25 995,349
1,000,000 Manufacturers & Traders Trust Co 4.700 01/27/28 964,101
207,000 Mitsubishi UFJ Financial Group, Inc 3.850 03/01/26 201,782
225,000 Mitsubishi UFJ Financial Group, Inc 2.757 09/13/26 213,259
650,000 Mitsubishi UFJ Financial Group, Inc 3.677 02/22/27 627,189
2,000,000 Mitsubishi UFJ Financial Group, Inc 1.538 07/20/27 1,850,748
700,000 Mitsubishi UFJ Financial Group, Inc 3.287 07/25/27 663,885
750,000 Mitsubishi UFJ Financial Group, Inc 1.640 10/13/27 690,585
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.341 01/19/28 929,178
1,000,000 Mitsubishi UFJ Financial Group, Inc 3.961 03/02/28 962,810
1,000,000 Mitsubishi UFJ Financial Group, Inc 4.080 04/19/28 968,440
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.017 07/20/28 994,422
300,000 Mitsubishi UFJ Financial Group, Inc 4.050 09/11/28 289,573
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.354 09/13/28 1,003,070
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.422 02/22/29 2,514,665
1,250,000 Mitsubishi UFJ Financial Group, Inc 3.741 03/07/29 1,179,910
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.242 04/19/29 1,001,752
1,000,000 Mitsubishi UFJ Financial Group, Inc 3.195 07/18/29 911,894
1,500,000 Mitsubishi UFJ Financial Group, Inc 2.559 02/25/30 1,308,465
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.258 04/17/30 997,679
1,250,000 Mitsubishi UFJ Financial Group, Inc 2.048 07/17/30 1,044,129
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.475 02/22/31 2,524,980
1,700,000 Mitsubishi UFJ Financial Group, Inc 2.309 07/20/32 1,397,819
500,000 Mitsubishi UFJ Financial Group, Inc 2.494 10/13/32 413,775
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.852 01/19/33 845,112
1,000,000 Mitsubishi UFJ Financial Group, Inc 4.315 04/19/33 934,846
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.133 07/20/33 985,098
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5.472 09/13/33 1,010,814
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.441 02/22/34 2,521,305
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5.406 04/19/34 1,006,081
1,050,000 Mitsubishi UFJ Financial Group, Inc 5.426 04/17/35 1,045,702
300,000 (a) Mitsubishi UFJ Financial Group, Inc 4.286 07/26/38 270,916
500,000 Mitsubishi UFJ Financial Group, Inc 4.153 03/07/39 443,267
1,425,000 Mitsubishi UFJ Financial Group, Inc 3.751 07/18/39 1,190,307
500,000 Mizuho Financial Group, Inc 2.226 05/25/26 484,511
200,000 Mizuho Financial Group, Inc 3.663 02/28/27 192,068
1,000,000 Mizuho Financial Group, Inc 1.234 05/22/27 924,370
1,000,000 Mizuho Financial Group, Inc 1.554 07/09/27 925,644
725,000 Mizuho Financial Group, Inc 4.018 03/05/28 697,089
1,000,000 Mizuho Financial Group, Inc 5.667 05/27/29 1,010,438
1,500,000 Mizuho Financial Group, Inc 5.778 07/06/29 1,520,135
625,000 Mizuho Financial Group, Inc 4.254 09/11/29 598,320
1,000,000 Mizuho Financial Group, Inc 3.261 05/22/30 910,023
1,500,000 Mizuho Financial Group, Inc 5.376 05/26/30 1,499,098
1,000,000 (b) Mizuho Financial Group, Inc 5.382 07/10/30 998,256
1,000,000 Mizuho Financial Group, Inc 3.153 07/16/30 900,627

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Mizuho Financial Group, Inc 2.869% 09/13/30 $ 442,061
500,000 Mizuho Financial Group, Inc 2.591 05/25/31 426,823
1,000,000 Mizuho Financial Group, Inc 5.739 05/27/31 1,014,859
1,000,000 Mizuho Financial Group, Inc 2.201 07/10/31 833,510
1,000,000 Mizuho Financial Group, Inc 1.979 09/08/31 818,086
700,000 Mizuho Financial Group, Inc 2.564 09/13/31 569,566
1,000,000 Mizuho Financial Group, Inc 2.172 05/22/32 809,216
500,000 (a) Mizuho Financial Group, Inc 2.260 07/09/32 406,529
1,000,000 Mizuho Financial Group, Inc 5.669 09/13/33 1,007,370
1,000,000 Mizuho Financial Group, Inc 5.754 05/27/34 1,012,534
1,500,000 Mizuho Financial Group, Inc 5.748 07/06/34 1,523,823
1,000,000 (a) Mizuho Financial Group, Inc 5.579 05/26/35 998,703
1,000,000 (b) Mizuho Financial Group, Inc 5.594 07/10/35 995,362
1,500,000 Morgan Stanley Bank NA 4.952 01/14/28 1,488,704
1,125,000 Morgan Stanley Bank NA 5.504 05/26/28 1,132,699
300,000 National Australia Bank Ltd 3.375 01/14/26 292,143
750,000 National Australia Bank Ltd 2.500 07/12/26 712,110
1,000,000 National Australia Bank Ltd 3.905 06/09/27 970,995
2,000,000 National Australia Bank Ltd 5.087 06/11/27 2,002,916
2,000,000 National Australia Bank Ltd 4.944 01/12/28 1,999,870
1,500,000 National Australia Bank Ltd 4.900 06/13/28 1,496,889
1,000,000 National Australia Bank Ltd 4.787 01/10/29 994,133
1,500,000 National Bank of Canada 5.600 12/18/28 1,515,843
750,000 NatWest Group plc 4.800 04/05/26 740,707
2,000,000 NatWest Group plc 7.472 11/10/26 2,043,836
800,000 NatWest Group plc 1.642 06/14/27 740,515
300,000 NatWest Group plc 3.073 05/22/28 280,721
700,000 NatWest Group plc 5.516 09/30/28 700,239
1,000,000 NatWest Group plc 4.892 05/18/29 977,515
1,000,000 NatWest Group plc 5.808 09/13/29 1,013,069
750,000 NatWest Group plc 3.754 11/01/29 742,448
3,000,000 NatWest Group plc 5.076 01/27/30 2,947,168
1,500,000 NatWest Group plc 4.445 05/08/30 1,433,376
1,500,000 NatWest Group plc 6.016 03/02/34 1,533,300
1,000,000 NatWest Group plc 6.475 06/01/34 1,015,793
1,000,000 NatWest Group plc 5.778 03/01/35 1,003,173
800,000 NatWest Group plc 3.032 11/28/35 669,708
1,250,000 Oesterreichische Kontrollbank AG. 0.500 09/16/24 1,237,025
903,000 PNC Bank NA 4.050 07/26/28 858,482
475,000 PNC Bank NA 2.700 10/22/29 414,317
1,500,000 PNC Financial Services Group, Inc 2.600 07/23/26 1,420,223
3,000,000 PNC Financial Services Group, Inc 1.150 08/13/26 2,757,344
300,000 PNC Financial Services Group, Inc 3.150 05/19/27 284,838
1,000,000 PNC Financial Services Group, Inc 5.300 01/21/28 998,624
1,500,000 PNC Financial Services Group, Inc 5.354 12/02/28 1,501,118
1,575,000 PNC Financial Services Group, Inc 3.450 04/23/29 1,460,641
2,000,000 PNC Financial Services Group, Inc 5.582 06/12/29 2,021,877
2,000,000 PNC Financial Services Group, Inc 2.550 01/22/30 1,754,630
1,500,000 PNC Financial Services Group, Inc 5.492 05/14/30 1,508,344
750,000 PNC Financial Services Group, Inc 4.626 06/06/33 694,398
1,000,000 PNC Financial Services Group, Inc 6.037 10/28/33 1,030,268
900,000 PNC Financial Services Group, Inc 5.068 01/24/34 869,892
4,000,000 PNC Financial Services Group, Inc 5.939 08/18/34 4,099,878
2,000,000 PNC Financial Services Group, Inc 6.875 10/20/34 2,179,735
1,000,000 PNC Financial Services Group, Inc 5.676 01/22/35 1,005,365
825,000 PNC Financial Services Group, Inc 6.200 N/A(c) 821,790
300,000 Regions Bank 6.450 06/26/37 305,885
225,000 Regions Financial Corp 2.250 05/18/25 218,204
1,000,000 Regions Financial Corp 1.800 08/12/28 863,766
1,000,000 Regions Financial Corp 5.722 06/06/30 999,403
2,000,000 Royal Bank of Canada 1.200 04/27/26 1,857,824

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,000,000 Royal Bank of Canada 1.150% 07/14/26 $ 1,843,426
1,500,000 Royal Bank of Canada 1.400 11/02/26 1,374,120
1,000,000 Royal Bank of Canada 3.625 05/04/27 959,626
1,000,000 Royal Bank of Canada 4.240 08/03/27 973,002
1,500,000 Royal Bank of Canada 6.000 11/01/27 1,536,844
1,500,000 Royal Bank of Canada 4.900 01/12/28 1,488,146
2,000,000 Royal Bank of Canada 5.200 08/01/28 2,013,132
1,000,000 (a) Royal Bank of Canada 4.950 02/01/29 995,291
1,600,000 Royal Bank of Canada 2.300 11/03/31 1,325,301
500,000 Royal Bank of Canada 3.875 05/04/32 457,989
1,000,000 Royal Bank of Canada 5.000 02/01/33 985,653
4,000,000 Royal Bank of Canada 5.000 05/02/33 3,947,114
1,500,000 Royal Bank of Canada 5.150 02/01/34 1,488,464
1,850,000 Santander Holdings USA, Inc 3.244 10/05/26 1,753,331
650,000 Santander Holdings USA, Inc 4.400 07/13/27 627,998
2,000,000 Santander Holdings USA, Inc 2.490 01/06/28 1,843,103
1,000,000 Santander Holdings USA, Inc 6.499 03/09/29 1,018,561
1,000,000 Santander Holdings USA, Inc 6.565 06/12/29 1,023,280
750,000 Santander Holdings USA, Inc 6.174 01/09/30 755,835
1,000,000 Santander Holdings USA, Inc 6.342 05/31/35 997,131
1,000,000 Santander UK Group Holdings plc 1.532 08/21/26 951,696
1,000,000 Santander UK Group Holdings plc 6.833 11/21/26 1,013,340
1,000,000 Santander UK Group Holdings plc 1.673 06/14/27 924,435
2,000,000 Santander UK Group Holdings plc 2.469 01/11/28 1,845,136
500,000 Santander UK Group Holdings plc 3.823 11/03/28 472,454
1,000,000 Santander UK Group Holdings plc 6.534 01/10/29 1,027,263
750,000 Santander UK Group Holdings plc 2.896 03/15/32 631,521
250,000 Sumitomo Mitsui Banking Corp 3.650 07/23/25 245,592
1,000,000 Sumitomo Mitsui Financial Group, Inc 0.948 01/12/26 934,437
1,300,000 Sumitomo Mitsui Financial Group, Inc 3.784 03/09/26 1,265,431
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.402 09/17/26 917,843
700,000 Sumitomo Mitsui Financial Group, Inc 3.010 10/19/26 665,017
725,000 Sumitomo Mitsui Financial Group, Inc 3.446 01/11/27 694,528
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.174 01/14/27 927,171
775,000 Sumitomo Mitsui Financial Group, Inc 3.364 07/12/27 735,628
500,000 Sumitomo Mitsui Financial Group, Inc 3.352 10/18/27 472,165
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.520 01/13/28 2,021,613
675,000 Sumitomo Mitsui Financial Group, Inc 3.544 01/17/28 639,609
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.800 07/13/28 2,042,516
750,000 (a) Sumitomo Mitsui Financial Group, Inc 3.944 07/19/28 717,831
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.716 09/14/28 1,019,304
1,500,000 Sumitomo Mitsui Financial Group, Inc 1.902 09/17/28 1,314,498
500,000 (a) Sumitomo Mitsui Financial Group, Inc 4.306 10/16/28 488,757
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.472 01/14/29 1,335,326
1,500,000 Sumitomo Mitsui Financial Group, Inc 3.040 07/16/29 1,352,750
500,000 Sumitomo Mitsui Financial Group, Inc 3.202 09/17/29 453,766
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.724 09/27/29 885,704
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.710 01/13/30 2,039,244
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.750 01/15/30 1,316,012
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.130 07/08/30 1,253,998
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.852 07/13/30 2,053,059
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.142 09/23/30 833,831
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.710 01/12/31 801,471
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.222 09/17/31 1,220,120
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.766 01/13/33 1,026,850
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.776 07/13/33 2,059,315
1,000,000 (a) Sumitomo Mitsui Financial Group, Inc 5.808 09/14/33 1,036,667
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.296 01/12/41 1,002,090
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.930 09/17/41 730,310
1,500,000 Sumitomo Mitsui Financial Group, Inc 3.050 01/14/42 1,122,027
500,000 (a) Sumitomo Mitsui Financial Group, Inc 6.184 07/13/43 547,289

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Synovus Bank 5.625% 02/15/28 $ 966,202
1,000,000 Synovus Financial Corp 5.200 08/11/25 985,414
1,000,000 Toronto-Dominion Bank 0.750 09/11/25 946,242
2,000,000 Toronto-Dominion Bank 0.750 01/06/26 1,868,396
2,000,000 Toronto-Dominion Bank 1.200 06/03/26 1,852,367
1,500,000 Toronto-Dominion Bank 1.250 09/10/26 1,375,527
825,000 Toronto-Dominion Bank 5.264 12/11/26 824,715
1,000,000 (a) Toronto-Dominion Bank 1.950 01/12/27 928,071
1,000,000 Toronto-Dominion Bank 2.800 03/10/27 938,883
3,000,000 Toronto-Dominion Bank 4.108 06/08/27 2,911,453
1,500,000 Toronto-Dominion Bank 4.693 09/15/27 1,477,579
1,000,000 Toronto-Dominion Bank 5.156 01/10/28 998,799
1,000,000 Toronto-Dominion Bank 5.523 07/17/28 1,012,424
1,500,000 Toronto-Dominion Bank 4.994 04/05/29 1,487,191
1,500,000 Toronto-Dominion Bank 2.000 09/10/31 1,219,463
1,000,000 Toronto-Dominion Bank 3.625 09/15/31 952,015
1,000,000 Toronto-Dominion Bank 2.450 01/12/32 823,515
500,000 Toronto-Dominion Bank 3.200 03/10/32 432,680
800,000 Toronto-Dominion Bank 4.456 06/08/32 753,914
1,000,000 Truist Bank 1.500 03/10/25 971,327
500,000 Truist Bank 3.625 09/16/25 486,895
200,000 Truist Bank 4.050 11/03/25 196,629
375,000 Truist Bank 3.300 05/15/26 359,317
500,000 Truist Bank 3.800 10/30/26 480,888
750,000 Truist Bank 2.636 09/17/29 733,910
475,000 Truist Bank 2.250 03/11/30 396,183
900,000 Truist Financial Corp 4.000 05/01/25 887,546
975,000 Truist Financial Corp 3.700 06/05/25 956,968
750,000 Truist Financial Corp 1.200 08/05/25 714,491
1,000,000 Truist Financial Corp 4.260 07/28/26 983,599
1,300,000 Truist Financial Corp 1.267 03/02/27 1,208,922
1,000,000 Truist Financial Corp 1.125 08/03/27 882,782
750,000 Truist Financial Corp 4.123 06/06/28 723,187
1,000,000 Truist Financial Corp 4.873 01/26/29 980,754
500,000 (a) Truist Financial Corp 3.875 03/19/29 466,291
2,000,000 Truist Financial Corp 1.887 06/07/29 1,750,874
550,000 Truist Financial Corp 7.161 10/30/29 584,025
2,000,000 Truist Financial Corp 5.435 01/24/30 1,994,791
1,000,000 Truist Financial Corp 4.916 07/28/33 925,574
1,000,000 Truist Financial Corp 6.123 10/28/33 1,022,557
100,000 Truist Financial Corp 5.122 01/26/34 95,777
3,000,000 Truist Financial Corp 5.867 06/08/34 3,022,791
2,000,000 Truist Financial Corp 5.711 01/24/35 1,991,269
125,000 US Bancorp 3.950 11/17/25 122,636
750,000 US Bancorp 3.100 04/27/26 719,098
700,000 US Bancorp 2.375 07/22/26 660,574
2,000,000 US Bancorp 5.727 10/21/26 2,003,409
1,175,000 US Bancorp 3.150 04/27/27 1,117,419
1,500,000 US Bancorp 6.787 10/26/27 1,544,415
750,000 US Bancorp 3.900 04/26/28 718,946
2,000,000 US Bancorp 4.653 02/01/29 1,956,977
2,000,000 US Bancorp 5.775 06/12/29 2,030,282
600,000 US Bancorp 3.000 07/30/29 537,038
2,500,000 US Bancorp 1.375 07/22/30 2,014,029
1,000,000 US Bancorp 4.967 07/22/33 942,977
3,000,000 US Bancorp 5.850 10/21/33 3,046,694
2,000,000 US Bancorp 5.836 06/12/34 2,027,805
1,000,000 US Bancorp 2.491 11/03/36 787,286
750,000 US Bank NA 2.800 01/27/25 738,062
125,000 Wachovia Corp 5.500 08/01/35 123,299
200,000 Webster Financial Corp 4.100 03/25/29 185,142

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,125,000 Wells Fargo & Co 3.550% 09/29/25 $ 1,098,190
3,350,000 Wells Fargo & Co 3.000 04/22/26 3,211,638
1,250,000 Wells Fargo & Co 4.100 06/03/26 1,217,607
1,700,000 Wells Fargo & Co 4.540 08/15/26 1,678,959
2,575,000 Wells Fargo & Co 3.000 10/23/26 2,446,084
1,500,000 Wells Fargo & Co 3.196 06/17/27 1,435,972
1,200,000 Wells Fargo & Co 4.300 07/22/27 1,168,284
1,300,000 Wells Fargo & Co 3.526 03/24/28 1,240,002
2,000,000 Wells Fargo & Co 5.707 04/22/28 2,017,306
2,125,000 Wells Fargo & Co 3.584 05/22/28 2,023,908
5,000,000 Wells Fargo & Co 2.393 06/02/28 4,604,942
1,000,000 Wells Fargo & Co 4.808 07/25/28 986,185
6,175,000 Wells Fargo & Co 4.150 01/24/29 5,936,841
5,000,000 Wells Fargo & Co 5.574 07/25/29 5,045,361
2,500,000 Wells Fargo & Co 6.303 10/23/29 2,594,282
5,000,000 Wells Fargo & Co 5.198 01/23/30 4,979,006
4,950,000 Wells Fargo & Co 2.879 10/30/30 4,390,926
3,000,000 Wells Fargo & Co 2.572 02/11/31 2,596,410
5,000,000 Wells Fargo & Co 4.478 04/04/31 4,786,974
6,000,000 Wells Fargo & Co 3.350 03/02/33 5,203,234
3,500,000 Wells Fargo & Co 4.897 07/25/33 3,366,525
3,000,000 Wells Fargo & Co 5.389 04/24/34 2,965,703
5,000,000 Wells Fargo & Co 5.557 07/25/34 4,996,300
3,000,000 Wells Fargo & Co 6.491 10/23/34 3,198,169
5,000,000 Wells Fargo & Co 5.499 01/23/35 4,982,466
7,025,000 Wells Fargo & Co 3.068 04/30/41 5,151,307
1,050,000 Wells Fargo & Co 5.375 11/02/43 984,537
1,468,000 Wells Fargo & Co 5.606 01/15/44 1,408,267
475,000 Wells Fargo & Co 4.650 11/04/44 401,250
1,500,000 Wells Fargo & Co 3.900 05/01/45 1,184,346
950,000 Wells Fargo & Co 4.900 11/17/45 826,065
3,250,000 Wells Fargo & Co 4.400 06/14/46 2,621,323
1,975,000 Wells Fargo & Co 4.750 12/07/46 1,672,401
1,500,000 Wells Fargo & Co 5.013 04/04/51 1,366,376
2,000,000 Wells Fargo & Co 4.611 04/25/53 1,709,303
2,900,000 Wells Fargo Bank NA 5.450 08/07/26 2,908,692
2,000,000 Wells Fargo Bank NA 5.254 12/11/26 2,002,069
250,000 Wells Fargo Bank NA 6.600 01/15/38 274,286
1,000,000 Westpac Banking Corp 2.850 05/13/26 958,702
2,000,000 Westpac Banking Corp 1.150 06/03/26 1,857,518
675,000 Westpac Banking Corp 2.700 08/19/26 642,264
850,000 Westpac Banking Corp 3.350 03/08/27 815,569
1,500,000 Westpac Banking Corp 4.043 08/26/27 1,463,022
2,000,000 Westpac Banking Corp 5.457 11/18/27 2,030,310
725,000 Westpac Banking Corp 3.400 01/25/28 689,403
1,000,000 Westpac Banking Corp 5.535 11/17/28 1,022,876
2,000,000 Westpac Banking Corp 1.953 11/20/28 1,767,934
1,500,000 Westpac Banking Corp 5.050 04/16/29 1,503,382
1,000,000 Westpac Banking Corp 2.894 02/04/30 980,347
1,500,000 Westpac Banking Corp 2.150 06/03/31 1,254,483
950,000 Westpac Banking Corp 4.322 11/23/31 916,899
1,000,000 Westpac Banking Corp 5.405 08/10/33 976,646
1,000,000 Westpac Banking Corp 6.820 11/17/33 1,075,856
600,000 Westpac Banking Corp 4.110 07/24/34 554,388
2,350,000 Westpac Banking Corp 2.668 11/15/35 1,941,852
500,000 Westpac Banking Corp 3.020 11/18/36 410,204
900,000 Westpac Banking Corp 4.421 07/24/39 794,425
225,000 Westpac Banking Corp 2.963 11/16/40 157,657
400,000 Zions Bancorp NA 3.250 10/29/29 334,330
TOTAL BANKS 1,042,717,450

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS - 1.3%
$ 1,200,000 3M Co 3.000% 08/07/25 $ 1,169,483
675,000 3M Co 2.875 10/15/27 630,214
925,000 3M Co 3.625 09/14/28 875,401
500,000 3M Co 3.375 03/01/29 463,915
1,000,000 3M Co 2.375 08/26/29 873,375
200,000 3M Co 3.125 09/19/46 134,423
300,000 3M Co 3.625 10/15/47 217,195
1,150,000 3M Co 4.000 09/14/48 913,441
875,000 3M Co 3.250 08/26/49 592,242
820,000 3M Co 3.700 04/15/50 596,110
1,000,000 Acuity Brands Lighting, Inc 2.150 12/15/30 827,990
1,000,000 AGCO Corp 5.800 03/21/34 996,100
750,000 Air Lease Corp 3.375 07/01/25 732,859
1,000,000 Air Lease Corp 2.875 01/15/26 959,421
1,000,000 Air Lease Corp 3.750 06/01/26 966,240
1,500,000 Air Lease Corp 1.875 08/15/26 1,390,964
1,000,000 Air Lease Corp 2.200 01/15/27 923,175
500,000 (a) Air Lease Corp 3.625 04/01/27 471,658
200,000 Air Lease Corp 3.625 12/01/27 188,663
1,000,000 Air Lease Corp 5.850 12/15/27 1,012,515
500,000 (a) Air Lease Corp 5.300 02/01/28 498,918
300,000 Air Lease Corp 4.625 10/01/28 290,905
1,500,000 Air Lease Corp 5.100 03/01/29 1,484,169
500,000 Air Lease Corp 3.250 10/01/29 452,403
750,000 Air Lease Corp 3.000 02/01/30 664,241
500,000 Air Lease Corp 3.125 12/01/30 436,883
1,000,000 Air Lease Corp 5.200 07/15/31 977,281
500,000 Aircastle Ltd 4.250 06/15/26 487,075
500,000 Allegion plc 3.500 10/01/29 461,690
200,000 Allegion US Holding Co, Inc 3.550 10/01/27 189,406
500,000 Allegion US Holding Co, Inc 5.411 07/01/32 498,796
350,000 Allegion US Holding Co, Inc 5.600 05/29/34 350,173
3,200,000 Boeing Co 4.875 05/01/25 3,166,020
400,000 Boeing Co 2.600 10/30/25 382,505
2,000,000 Boeing Co 2.750 02/01/26 1,900,700
3,000,000 Boeing Co 2.196 02/04/26 2,819,625
300,000 Boeing Co 3.100 05/01/26 284,652
200,000 Boeing Co 2.250 06/15/26 186,217
500,000 Boeing Co 2.700 02/01/27 460,948
250,000 Boeing Co 2.800 03/01/27 230,213
1,900,000 Boeing Co 5.040 05/01/27 1,858,137
500,000 Boeing Co 3.250 03/01/28 455,902
125,000 Boeing Co 3.450 11/01/28 112,931
600,000 (a) Boeing Co 3.200 03/01/29 532,332
2,000,000 (d) Boeing Co 6.298 05/01/29 2,028,120
750,000 Boeing Co 2.950 02/01/30 642,095
1,600,000 Boeing Co 5.150 05/01/30 1,536,458
1,000,000 Boeing Co 3.625 02/01/31 875,225
2,000,000 (d) Boeing Co 6.388 05/01/31 2,036,114
300,000 (a) Boeing Co 3.600 05/01/34 241,369
2,000,000 (d) Boeing Co 6.528 05/01/34 2,047,799
425,000 Boeing Co 3.250 02/01/35 324,544
500,000 Boeing Co 3.550 03/01/38 361,841
600,000 Boeing Co 3.500 03/01/39 426,115
350,000 Boeing Co 5.875 02/15/40 327,626
5,500,000 Boeing Co 5.705 05/01/40 5,070,806
300,000 Boeing Co 3.375 06/15/46 191,293
250,000 Boeing Co 3.650 03/01/47 162,508
100,000 Boeing Co 3.625 03/01/48 64,058
100,000 Boeing Co 3.850 11/01/48 66,156
5,000,000 Boeing Co 5.805 05/01/50 4,506,000

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 975,000 (d) Boeing Co 6.858% 05/01/54 $ 1,000,518
125,000 Boeing Co 3.825 03/01/59 78,893
750,000 Boeing Co 3.950 08/01/59 477,850
5,500,000 Boeing Co 5.930 05/01/60 4,917,282
2,000,000 (d) Boeing Co 7.008 05/01/64 2,047,740
200,000 Carlisle Cos, Inc 3.500 12/01/24 198,034
1,000,000 Carlisle Cos, Inc 2.750 03/01/30 880,770
1,000,000 Carlisle Cos, Inc 2.200 03/01/32 804,731
1,444,000 Carrier Global Corp 2.493 02/15/27 1,351,945
1,100,000 Carrier Global Corp 2.722 02/15/30 971,792
150,000 Carrier Global Corp 2.700 02/15/31 128,950
125,000 Carrier Global Corp 5.900 03/15/34 130,459
2,000,000 Carrier Global Corp 3.377 04/05/40 1,547,103
900,000 Carrier Global Corp 3.577 04/05/50 654,639
225,000 Carrier Global Corp 6.200 03/15/54 240,894
3,000,000 Caterpillar Financial Services Corp 0.900 03/02/26 2,798,408
500,000 Caterpillar Financial Services Corp 2.400 08/09/26 473,698
2,000,000 Caterpillar Financial Services Corp 1.150 09/14/26 1,837,569
2,000,000 Caterpillar Financial Services Corp 4.500 01/08/27 1,979,764
1,500,000 Caterpillar Financial Services Corp 5.000 05/14/27 1,500,926
1,000,000 Caterpillar Financial Services Corp 3.600 08/12/27 962,449
2,000,000 Caterpillar Financial Services Corp 4.850 02/27/29 2,000,473
500,000 Caterpillar, Inc 2.600 09/19/29 448,327
1,000,000 (a) Caterpillar, Inc 1.900 03/12/31 839,853
225,000 Caterpillar, Inc 5.200 05/27/41 218,714
2,363,000 Caterpillar, Inc 3.803 08/15/42 1,915,719
300,000 Caterpillar, Inc 4.300 05/15/44 259,878
750,000 Caterpillar, Inc 3.250 09/19/49 533,893
750,000 Caterpillar, Inc 3.250 04/09/50 535,224
1,000,000 CNH Industrial Capital LLC 1.875 01/15/26 946,411
1,000,000 CNH Industrial Capital LLC 1.450 07/15/26 924,534
1,000,000 CNH Industrial Capital LLC 4.550 04/10/28 977,845
1,000,000 CNH Industrial Capital LLC 5.100 04/20/29 995,984
500,000 CNH Industrial NV 3.850 11/15/27 478,822
1,000,000 Cummins, Inc 4.900 02/20/29 998,644
1,000,000 Cummins, Inc 1.500 09/01/30 820,339
1,000,000 Cummins, Inc 5.150 02/20/34 1,001,068
200,000 Cummins, Inc 4.875 10/01/43 183,552
750,000 Cummins, Inc 2.600 09/01/50 456,641
500,000 Cummins, Inc 5.450 02/20/54 490,425
218,000 Deere & Co 5.375 10/16/29 223,393
500,000 Deere & Co 2.875 09/07/49 335,754
825,000 Dover Corp 3.150 11/15/25 798,919
100,000 Dover Corp 2.950 11/04/29 90,512
100,000 Dover Corp 5.375 03/01/41 97,368
1,000,000 (d) EAS Segment 5.350 09/18/28 1,004,181
1,000,000 (d) EAS Segment 5.450 09/18/33 998,094
200,000 Eaton Corp 3.103 09/15/27 188,830
1,000,000 Eaton Corp 4.350 05/18/28 980,499
150,000 Eaton Corp 4.000 11/02/32 139,731
1,250,000 Eaton Corp 4.150 03/15/33 1,170,562
925,000 Eaton Corp 4.150 11/02/42 785,925
200,000 Eaton Corp 3.915 09/15/47 159,699
1,250,000 Eaton Corp 4.700 08/23/52 1,129,554
200,000 Emerson Electric Co 3.150 06/01/25 196,040
1,000,000 Emerson Electric Co 0.875 10/15/26 912,058
500,000 Emerson Electric Co 1.800 10/15/27 454,955
500,000 Emerson Electric Co 2.000 12/21/28 443,269
750,000 Emerson Electric Co 1.950 10/15/30 633,645
500,000 Emerson Electric Co 2.200 12/21/31 416,759
200,000 Emerson Electric Co 5.250 11/15/39 200,025

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 500,000 Emerson Electric Co 2.750% 10/15/50 $ 319,838
500,000 Emerson Electric Co 2.800 12/21/51 314,315
500,000 Flowserve Corp 3.500 10/01/30 444,949
1,000,000 Flowserve Corp 2.800 01/15/32 820,679
875,000 Fortive Corp 3.150 06/15/26 838,548
250,000 Fortive Corp 4.300 06/15/46 207,393
200,000 Fortune Brands Innovations, Inc 4.000 06/15/25 196,645
500,000 Fortune Brands Innovations, Inc 4.000 03/25/32 454,177
1,000,000 Fortune Brands Innovations, Inc 5.875 06/01/33 1,013,307
500,000 Fortune Brands Innovations, Inc 4.500 03/25/52 392,835
500,000 GATX Corp 3.250 09/15/26 478,249
200,000 GATX Corp 3.500 03/15/28 187,653
200,000 GATX Corp 4.550 11/07/28 195,524
425,000 GATX Corp 4.700 04/01/29 415,530
500,000 GATX Corp 4.000 06/30/30 465,217
1,000,000 GATX Corp 1.900 06/01/31 800,483
500,000 GATX Corp 4.900 03/15/33 478,213
750,000 GATX Corp 5.450 09/15/33 740,203
700,000 GATX Corp 6.050 03/15/34 715,809
225,000 GATX Corp 5.200 03/15/44 207,945
750,000 GATX Corp 6.050 06/05/54 751,029
500,000 GE Capital Funding LLC 3.450 05/15/25 490,334
3,000,000 General Dynamics Corp 1.150 06/01/26 2,788,734
900,000 General Dynamics Corp 2.250 06/01/31 760,489
1,000,000 General Dynamics Corp 2.850 06/01/41 719,554
225,000 General Dynamics Corp 3.600 11/15/42 177,335
1,950,000 General Dynamics Corp 4.250 04/01/50 1,642,466
750,000 HEICO Corp 5.250 08/01/28 751,197
750,000 HEICO Corp 5.350 08/01/33 743,276
1,700,000 Honeywell International, Inc 2.500 11/01/26 1,606,722
750,000 Honeywell International, Inc 4.950 02/15/28 755,882
1,000,000 Honeywell International, Inc 4.875 09/01/29 1,001,467
950,000 Honeywell International, Inc 1.950 06/01/30 810,112
1,000,000 Honeywell International, Inc 4.950 09/01/31 1,001,140
1,000,000 Honeywell International, Inc 5.000 02/15/33 998,843
2,000,000 Honeywell International, Inc 4.500 01/15/34 1,919,739
1,500,000 Honeywell International, Inc 5.000 03/01/35 1,487,083
782,000 Honeywell International, Inc 3.812 11/21/47 612,919
575,000 Honeywell International, Inc 2.800 06/01/50 378,692
1,500,000 Honeywell International, Inc 5.250 03/01/54 1,455,529
1,000,000 Honeywell International, Inc 5.350 03/01/64 970,386
200,000 Hubbell, Inc 3.350 03/01/26 193,562
500,000 Hubbell, Inc 3.150 08/15/27 471,434
200,000 Hubbell, Inc 3.500 02/15/28 188,847
1,000,000 Hubbell, Inc 2.300 03/15/31 833,567
500,000 Huntington Ingalls Industries, Inc 3.844 05/01/25 492,011
500,000 Huntington Ingalls Industries, Inc 4.200 05/01/30 470,123
500,000 IDEX Corp 3.000 05/01/30 440,932
1,000,000 IDEX Corp 2.625 06/15/31 841,163
1,000,000 Illinois Tool Works, Inc 2.650 11/15/26 951,002
200,000 Illinois Tool Works, Inc 4.875 09/15/41 188,949
1,000,000 Illinois Tool Works, Inc 3.900 09/01/42 832,458
150,000 Ingersoll Rand, Inc 5.400 08/14/28 151,398
1,500,000 Ingersoll Rand, Inc 5.176 06/15/29 1,499,939
1,250,000 Ingersoll Rand, Inc 5.314 06/15/31 1,256,619
125,000 Ingersoll Rand, Inc 5.700 08/14/33 127,788
1,250,000 Ingersoll Rand, Inc 5.450 06/15/34 1,260,840
125,000 John Deere Capital Corp 3.400 09/11/25 122,309
1,000,000 John Deere Capital Corp 0.700 01/15/26 934,817
500,000 John Deere Capital Corp 2.250 09/14/26 470,685
1,000,000 John Deere Capital Corp 1.300 10/13/26 920,162

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 250,000 John Deere Capital Corp 1.750% 03/09/27 $ 229,557
200,000 John Deere Capital Corp 2.800 09/08/27 187,168
1,000,000 John Deere Capital Corp 4.150 09/15/27 978,086
200,000 John Deere Capital Corp 3.050 01/06/28 188,845
1,000,000 John Deere Capital Corp 4.750 01/20/28 995,740
1,000,000 John Deere Capital Corp 4.900 03/03/28 999,596
2,000,000 John Deere Capital Corp 1.500 03/06/28 1,769,744
575,000 John Deere Capital Corp 4.950 07/14/28 575,604
1,500,000 John Deere Capital Corp 3.350 04/18/29 1,404,855
2,000,000 John Deere Capital Corp 4.850 06/11/29 1,993,529
500,000 John Deere Capital Corp 2.800 07/18/29 452,979
1,000,000 John Deere Capital Corp 4.850 10/11/29 1,000,000
500,000 John Deere Capital Corp 2.450 01/09/30 441,606
1,500,000 John Deere Capital Corp 4.700 06/10/30 1,485,242
1,000,000 (a) John Deere Capital Corp 1.450 01/15/31 811,986
2,500,000 John Deere Capital Corp 4.900 03/07/31 2,487,891
2,000,000 John Deere Capital Corp 2.000 06/17/31 1,649,525
450,000 John Deere Capital Corp 3.900 06/07/32 416,612
1,000,000 John Deere Capital Corp 4.350 09/15/32 955,868
2,000,000 John Deere Capital Corp 5.150 09/08/33 2,004,850
1,000,000 John Deere Capital Corp 5.100 04/11/34 997,150
2,000,000 John Deere Capital Corp 5.050 06/12/34 1,985,918
474,000 Johnson Controls International plc 3.900 02/14/26 462,523
1,000,000 Johnson Controls International plc 5.500 04/19/29 1,011,711
1,000,000 Johnson Controls International plc 1.750 09/15/30 826,075
1,000,000 Johnson Controls International plc 2.000 09/16/31 808,962
500,000 Johnson Controls International plc 4.900 12/01/32 487,586
207,000 Johnson Controls International plc 6.000 01/15/36 214,747
325,000 Johnson Controls International plc 4.625 07/02/44 279,573
6,000 Johnson Controls International plc 5.125 09/14/45 5,455
300,000 Johnson Controls International plc 4.500 02/15/47 250,639
72,000 Johnson Controls International plc (Step Bond) 4.950 07/02/64 61,737
200,000 Kennametal, Inc 4.625 06/15/28 195,164
1,000,000 Kennametal, Inc 2.800 03/01/31 839,669
600,000 L3Harris Technologies, Inc 3.850 12/15/26 579,844
1,000,000 L3Harris Technologies, Inc 5.400 01/15/27 1,004,043
1,275,000 L3Harris Technologies, Inc 4.400 06/15/28 1,238,260
625,000 L3Harris Technologies, Inc 4.400 06/15/28 606,990
1,000,000 L3Harris Technologies, Inc 5.050 06/01/29 992,971
175,000 L3Harris Technologies, Inc 2.900 12/15/29 156,081
1,000,000 L3Harris Technologies, Inc 1.800 01/15/31 809,049
1,000,000 L3Harris Technologies, Inc 5.250 06/01/31 996,654
1,000,000 L3Harris Technologies, Inc 5.400 07/31/33 996,846
1,000,000 L3Harris Technologies, Inc 5.350 06/01/34 992,867
300,000 L3Harris Technologies, Inc 4.854 04/27/35 284,784
600,000 L3Harris Technologies, Inc 5.054 04/27/45 553,726
1,000,000 L3Harris Technologies, Inc 5.600 07/31/53 991,231
100,000 Legrand France S.A. 8.500 02/15/25 101,686
100,000 Lennox International, Inc 1.700 08/01/27 89,968
1,000,000 Lennox International, Inc 5.500 09/15/28 1,011,125
1,100,000 Lockheed Martin Corp 3.550 01/15/26 1,073,339
750,000 Lockheed Martin Corp 5.100 11/15/27 755,100
1,000,000 Lockheed Martin Corp 4.450 05/15/28 984,851
1,000,000 Lockheed Martin Corp 4.500 02/15/29 984,719
150,000 Lockheed Martin Corp 1.850 06/15/30 126,364
625,000 Lockheed Martin Corp 3.900 06/15/32 582,942
550,000 Lockheed Martin Corp 5.250 01/15/33 559,077
1,000,000 Lockheed Martin Corp 4.750 02/15/34 973,632
1,000,000 Lockheed Martin Corp 4.800 08/15/34 976,530
300,000 Lockheed Martin Corp 3.600 03/01/35 263,080
500,000 Lockheed Martin Corp 4.500 05/15/36 469,365

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,833,000 Lockheed Martin Corp 4.070% 12/15/42 $ 1,541,396
275,000 Lockheed Martin Corp 3.800 03/01/45 219,212
200,000 Lockheed Martin Corp 4.700 05/15/46 179,950
1,150,000 Lockheed Martin Corp 2.800 06/15/50 730,917
1,894,000 Lockheed Martin Corp 4.090 09/15/52 1,516,718
1,000,000 Lockheed Martin Corp 4.150 06/15/53 806,776
750,000 Lockheed Martin Corp 5.700 11/15/54 771,308
1,000,000 Lockheed Martin Corp 5.200 02/15/55 957,156
1,000,000 Lockheed Martin Corp 4.300 06/15/62 807,431
750,000 Lockheed Martin Corp 5.900 11/15/63 786,789
325,000 Lockheed Martin Corp 5.200 02/15/64 307,273
200,000 Masco Corp 3.500 11/15/27 188,993
200,000 Masco Corp 1.500 02/15/28 175,404
500,000 Masco Corp 2.000 10/01/30 411,844
550,000 Masco Corp 2.000 02/15/31 448,025
700,000 Masco Corp 4.500 05/15/47 577,926
1,000,000 Masco Corp 3.125 02/15/51 645,578
500,000 MasTec, Inc 5.900 06/15/29 502,108
735,000 Nature Conservancy 3.957 03/01/52 601,476
1,000,000 Nordson Corp 5.600 09/15/28 1,011,966
500,000 Nordson Corp 5.800 09/15/33 512,953
300,000 Northrop Grumman Corp 3.200 02/01/27 286,122
3,275,000 Northrop Grumman Corp 3.250 01/15/28 3,084,326
1,000,000 Northrop Grumman Corp 4.600 02/01/29 981,805
425,000 Northrop Grumman Corp 4.400 05/01/30 410,361
1,500,000 Northrop Grumman Corp 4.700 03/15/33 1,447,129
1,000,000 Northrop Grumman Corp 4.900 06/01/34 972,440
100,000 Northrop Grumman Corp 5.050 11/15/40 94,822
700,000 Northrop Grumman Corp 4.750 06/01/43 626,647
300,000 Northrop Grumman Corp 3.850 04/15/45 233,736
1,450,000 Northrop Grumman Corp 4.030 10/15/47 1,145,833
1,000,000 Northrop Grumman Corp 5.250 05/01/50 948,718
1,500,000 Northrop Grumman Corp 4.950 03/15/53 1,349,199
1,000,000 Northrop Grumman Corp 5.200 06/01/54 936,313
200,000 nVent Finance Sarl 4.550 04/15/28 194,190
1,000,000 nVent Finance Sarl 2.750 11/15/31 822,957
500,000 nVent Finance Sarl 5.650 05/15/33 497,879
100,000 Oshkosh Corp 3.100 03/01/30 88,538
1,000,000 Otis Worldwide Corp 2.293 04/05/27 927,042
1,000,000 Otis Worldwide Corp 5.250 08/16/28 1,005,355
525,000 Otis Worldwide Corp 2.565 02/15/30 460,784
500,000 Otis Worldwide Corp 3.112 02/15/40 371,999
450,000 Otis Worldwide Corp 3.362 02/15/50 315,741
500,000 Owens Corning 4.200 12/01/24 496,601
300,000 Owens Corning 3.400 08/15/26 288,011
500,000 Owens Corning 3.950 08/15/29 472,748
300,000 Owens Corning 3.875 06/01/30 279,549
625,000 Owens Corning 5.700 06/15/34 630,752
525,000 Owens Corning 4.300 07/15/47 421,765
350,000 Owens Corning 4.400 01/30/48 281,657
1,000,000 (a) PACCAR Financial Corp 1.100 05/11/26 929,499
500,000 PACCAR Financial Corp 5.200 11/09/26 501,836
1,500,000 PACCAR Financial Corp 4.600 01/10/28 1,485,448
1,500,000 PACCAR Financial Corp 4.950 08/10/28 1,502,759
1,000,000 PACCAR Financial Corp 4.600 01/31/29 989,036
1,000,000 (a) PACCAR Financial Corp 5.000 03/22/34 996,127
650,000 Parker-Hannifin Corp 3.250 03/01/27 619,844
1,500,000 Parker-Hannifin Corp 4.250 09/15/27 1,461,498
1,825,000 Parker-Hannifin Corp 3.250 06/14/29 1,676,159
1,500,000 Parker-Hannifin Corp 4.500 09/15/29 1,461,822
200,000 Parker-Hannifin Corp 4.200 11/21/34 182,606

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 200,000 Parker-Hannifin Corp 4.450% 11/21/44 $ 170,380
750,000 Parker-Hannifin Corp 4.100 03/01/47 596,623
225,000 Parker-Hannifin Corp 4.000 06/14/49 175,010
500,000 Pentair Finance Sarl 5.900 07/15/32 510,419
400,000 Precision Castparts Corp 4.200 06/15/35 378,155
100,000 Precision Castparts Corp 3.900 01/15/43 82,893
1,000,000 Quanta Services, Inc 2.900 10/01/30 880,965
600,000 Quanta Services, Inc 2.350 01/15/32 487,494
1,000,000 Quanta Services, Inc 3.050 10/01/41 705,089
300,000 Raytheon Technologies Corp 3.150 12/15/24 296,249
1,325,000 Raytheon Technologies Corp 3.500 03/15/27 1,269,609
725,000 Raytheon Technologies Corp 3.125 05/04/27 687,147
200,000 Raytheon Technologies Corp 7.200 08/15/27 212,340
2,550,000 Raytheon Technologies Corp 4.125 11/16/28 2,454,628
2,000,000 Raytheon Technologies Corp 5.750 01/15/29 2,053,527
4,500,000 Raytheon Technologies Corp 2.250 07/01/30 3,843,231
1,500,000 Raytheon Technologies Corp 6.000 03/15/31 1,562,475
1,000,000 Raytheon Technologies Corp 1.900 09/01/31 802,415
1,000,000 Raytheon Technologies Corp 2.375 03/15/32 819,631
1,050,000 Raytheon Technologies Corp 5.150 02/27/33 1,039,094
1,500,000 Raytheon Technologies Corp 6.100 03/15/34 1,578,912
750,000 Raytheon Technologies Corp 4.450 11/16/38 662,248
100,000 Raytheon Technologies Corp 4.700 12/15/41 88,501
2,150,000 Raytheon Technologies Corp 4.500 06/01/42 1,862,140
125,000 Raytheon Technologies Corp 4.800 12/15/43 111,363
150,000 Raytheon Technologies Corp 4.200 12/15/44 118,918
1,650,000 Raytheon Technologies Corp 4.150 05/15/45 1,332,950
700,000 Raytheon Technologies Corp 4.350 04/15/47 577,218
2,325,000 Raytheon Technologies Corp 4.625 11/16/48 1,995,509
2,000,000 Raytheon Technologies Corp 3.125 07/01/50 1,313,295
1,000,000 Raytheon Technologies Corp 2.820 09/01/51 608,940
1,000,000 Raytheon Technologies Corp 3.030 03/15/52 637,578
1,000,000 Raytheon Technologies Corp 5.375 02/27/53 949,610
1,500,000 Raytheon Technologies Corp 6.400 03/15/54 1,635,484
1,500,000 Regal Rexnord Corp 6.050 04/15/28 1,518,021
1,000,000 Regal Rexnord Corp 6.300 02/15/30 1,022,344
325,000 Regal Rexnord Corp 6.400 04/15/33 332,535
400,000 Rockwell Automation, Inc 3.500 03/01/29 377,703
150,000 Rockwell Automation, Inc 1.750 08/15/31 121,044
400,000 Rockwell Automation, Inc 4.200 03/01/49 334,305
1,000,000 Rockwell Automation, Inc 2.800 08/15/61 573,380
200,000 Snap-on, Inc 3.250 03/01/27 191,820
200,000 Snap-on, Inc 4.100 03/01/48 164,623
500,000 Snap-on, Inc 3.100 05/01/50 340,385
1,000,000 Stanley Black & Decker, Inc 6.000 03/06/28 1,031,045
300,000 Stanley Black & Decker, Inc 4.250 11/15/28 289,471
1,000,000 Stanley Black & Decker, Inc 2.300 03/15/30 852,386
1,000,000 Stanley Black & Decker, Inc 3.000 05/15/32 849,256
100,000 Stanley Black & Decker, Inc 5.200 09/01/40 93,197
425,000 Stanley Black & Decker, Inc 4.850 11/15/48 359,361
1,500,000 Stanley Black & Decker, Inc 2.750 11/15/50 858,783
450,000 Stanley Black & Decker, Inc 4.000 03/15/60 408,431
150,000 Textron, Inc 4.000 03/15/26 146,541
500,000 Textron, Inc 3.650 03/15/27 479,083
100,000 Textron, Inc 3.375 03/01/28 93,702
750,000 Textron, Inc 3.900 09/17/29 703,478
500,000 Textron, Inc 3.000 06/01/30 440,184
300,000 Textron, Inc 2.450 03/15/31 251,326
500,000 Textron, Inc 6.100 11/15/33 518,028
200,000 Timken Co 4.500 12/15/28 193,867
1,000,000 Timken Co 4.125 04/01/32 908,988

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 425,000 Trane Technologies Financing Ltd 5.250% 03/03/33 $ 428,064
900,000 Trane Technologies Financing Ltd 5.100 06/13/34 896,955
400,000 Trane Technologies Global Holding Co Ltd 3.750 08/21/28 381,302
200,000 Trane Technologies Global Holding Co Ltd 5.750 06/15/43 203,709
450,000 Trane Technologies Global Holding Co Ltd 4.300 02/21/48 373,017
100,000 Trane Technologies Luxembourg Finance S.A. 3.500 03/21/26 96,799
1,000,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 950,409
300,000 Trane Technologies Luxembourg Finance S.A. 4.500 03/21/49 256,385
1,000,000 Triton Container International Ltd 3.250 03/15/32 820,027
100,000 Tyco Electronics Group S.A. 3.700 02/15/26 97,642
1,150,000 Tyco Electronics Group S.A. 3.125 08/15/27 1,086,882
900,000 Tyco Electronics Group S.A. 2.500 02/04/32 757,636
200,000 Valmont Industries, Inc 5.000 10/01/44 181,529
200,000 Valmont Industries, Inc 5.250 10/01/54 178,884
500,000 Westinghouse Air Brake Technologies Corp 3.200 06/15/25 487,915
300,000 Westinghouse Air Brake Technologies Corp 3.450 11/15/26 286,701
875,000 Westinghouse Air Brake Technologies Corp 4.700 09/15/28 857,774
1,000,000 Westinghouse Air Brake Technologies Corp 5.611 03/11/34 1,005,497
800,000 WW Grainger, Inc 4.600 06/15/45 716,423
200,000 WW Grainger, Inc 3.750 05/15/46 155,689
125,000 WW Grainger, Inc 4.200 05/15/47 103,867
775,000 Xylem, Inc 3.250 11/01/26 740,943
225,000 Xylem, Inc 1.950 01/30/28 201,885
150,000 Xylem, Inc 2.250 01/30/31 125,856
100,000 Xylem, Inc 4.375 11/01/46 82,929
TOTAL CAPITAL GOODS 302,175,424
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
700,000 Automatic Data Processing, Inc 3.375 09/15/25 685,595
400,000 Automatic Data Processing, Inc 1.700 05/15/28 357,291
900,000 Automatic Data Processing, Inc 1.250 09/01/30 728,576
200,000 Block Financial LLC 5.250 10/01/25 198,608
1,000,000 Block Financial LLC 2.500 07/15/28 896,187
750,000 Block Financial LLC 3.875 08/15/30 687,488
350,000 Broadridge Financial Solutions, Inc 3.400 06/27/26 336,344
1,000,000 Broadridge Financial Solutions, Inc 2.900 12/01/29 891,127
1,000,000 Broadridge Financial Solutions, Inc 2.600 05/01/31 843,249
675,000 Cintas Corp No 2 3.700 04/01/27 649,727
1,500,000 Concentrix Corp 6.600 08/02/28 1,518,332
1,500,000 (a) Concentrix Corp 6.850 08/02/33 1,484,423
1,000,000 Corp Andina de Fomento 5.000 01/24/29 997,181
750,000 Council Of Europe Development Bank 4.125 01/24/29 738,944
125,000 Equifax, Inc 2.600 12/15/25 119,736
1,000,000 Equifax, Inc 5.100 12/15/27 995,668
1,000,000 Equifax, Inc 5.100 06/01/28 995,937
100,000 Equifax, Inc 3.100 05/15/30 89,163
2,000,000 Equifax, Inc 2.350 09/15/31 1,641,123
3,720,000 (a) International Bank for Reconstruction & Development 4.000 01/10/31 3,621,771
4,000,000 International Bank for Reconstruction & Development 4.500 04/10/31 4,008,680
1,500,000 Jacobs Engineering Group, Inc 5.900 03/01/33 1,499,211
625,000 RELX Capital, Inc 4.000 03/18/29 600,717
100,000 RELX Capital, Inc 3.000 05/22/30 89,718
275,000 RELX Capital, Inc 4.750 05/20/32 266,445
275,000 Republic Services, Inc 0.875 11/15/25 258,550
900,000 Republic Services, Inc 2.900 07/01/26 860,271
100,000 Republic Services, Inc 3.375 11/15/27 94,843
1,000,000 Republic Services, Inc 4.875 04/01/29 991,698
750,000 Republic Services, Inc 5.000 11/15/29 747,082
500,000 Republic Services, Inc 2.300 03/01/30 432,355
1,000,000 Republic Services, Inc 1.450 02/15/31 792,893
575,000 Republic Services, Inc 1.750 02/15/32 452,139
1,000,000 Republic Services, Inc 2.375 03/15/33 799,418

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 1,000,000 Republic Services, Inc 5.000% 12/15/33 $ 979,002
425,000 Republic Services, Inc 5.000 04/01/34 415,983
750,000 Republic Services, Inc 5.200 11/15/34 744,539
1,000,000 Republic Services, Inc 3.050 03/01/50 664,211
880,000 Rockefeller Foundation 2.492 10/01/50 544,448
1,200,000 Thomson Reuters Corp 3.350 05/15/26 1,157,032
145,000 Thomson Reuters Corp 5.850 04/15/40 148,195
200,000 Thomson Reuters Corp 5.650 11/23/43 195,853
74,000 Verisk Analytics, Inc 4.000 06/15/25 72,782
850,000 Verisk Analytics, Inc 4.125 03/15/29 817,127
750,000 Verisk Analytics, Inc 5.750 04/01/33 769,853
300,000 Verisk Analytics, Inc 5.500 06/15/45 290,298
200,000 Verisk Analytics, Inc 3.625 05/15/50 143,824
750,000 Waste Connections, Inc 3.500 05/01/29 700,914
500,000 Waste Connections, Inc 2.600 02/01/30 440,371
700,000 Waste Connections, Inc 2.200 01/15/32 570,155
100,000 Waste Connections, Inc 3.200 06/01/32 86,892
425,000 Waste Connections, Inc 4.200 01/15/33 394,599
1,500,000 Waste Connections, Inc 5.000 03/01/34 1,466,203
500,000 Waste Connections, Inc 3.050 04/01/50 330,962
575,000 Waste Connections, Inc 2.950 01/15/52 367,447
500,000 Waste Management, Inc 1.150 03/15/28 436,651
1,000,000 Waste Management, Inc 4.875 02/15/29 996,876
1,000,000 Waste Management, Inc 2.000 06/01/29 873,203
1,000,000 Waste Management, Inc 4.625 02/15/30 983,781
1,000,000 Waste Management, Inc 1.500 03/15/31 800,347
2,000,000 (b) Waste Management, Inc 4.950 07/03/31 1,983,837
1,500,000 Waste Management, Inc 4.150 04/15/32 1,412,855
1,000,000 Waste Management, Inc 4.625 02/15/33 965,533
1,000,000 Waste Management, Inc 4.875 02/15/34 980,266
1,000,000 Waste Management, Inc 2.950 06/01/41 722,790
250,000 Waste Management, Inc 2.500 11/15/50 149,498
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 51,976,817
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
1,325,000 Alibaba Group Holding Ltd 3.400 12/06/27 1,251,926
1,250,000 (a) Alibaba Group Holding Ltd 2.125 02/09/31 1,032,696
500,000 Alibaba Group Holding Ltd 4.500 11/28/34 460,596
750,000 Alibaba Group Holding Ltd 4.000 12/06/37 635,681
1,250,000 Alibaba Group Holding Ltd 2.700 02/09/41 840,042
1,500,000 Alibaba Group Holding Ltd 4.200 12/06/47 1,184,708
1,250,000 (a) Alibaba Group Holding Ltd 3.150 02/09/51 800,524
750,000 Alibaba Group Holding Ltd 4.400 12/06/57 592,016
1,250,000 Alibaba Group Holding Ltd 3.250 02/09/61 759,787
325,000 Amazon.com, Inc 5.200 12/03/25 325,351
5,000,000 Amazon.com, Inc 1.000 05/12/26 4,651,621
3,000,000 Amazon.com, Inc 3.300 04/13/27 2,876,832
1,000,000 Amazon.com, Inc 1.200 06/03/27 902,729
2,000,000 Amazon.com, Inc 3.150 08/22/27 1,899,071
3,000,000 Amazon.com, Inc 4.550 12/01/27 2,977,709
2,000,000 Amazon.com, Inc 1.650 05/12/28 1,781,540
2,000,000 Amazon.com, Inc 3.450 04/13/29 1,897,255
2,000,000 Amazon.com, Inc 4.650 12/01/29 1,992,591
1,000,000 Amazon.com, Inc 1.500 06/03/30 832,909
2,000,000 Amazon.com, Inc 2.100 05/12/31 1,684,939
2,000,000 Amazon.com, Inc 3.600 04/13/32 1,836,797
2,000,000 Amazon.com, Inc 4.700 12/01/32 1,982,143
1,800,000 Amazon.com, Inc 4.800 12/05/34 1,789,125
2,625,000 Amazon.com, Inc 3.875 08/22/37 2,318,036
2,500,000 Amazon.com, Inc 2.875 05/12/41 1,837,982
775,000 Amazon.com, Inc 4.950 12/05/44 749,221
2,875,000 Amazon.com, Inc 4.050 08/22/47 2,393,561

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 1,900,000 Amazon.com, Inc 2.500% 06/03/50 $ 1,161,896
1,500,000 Amazon.com, Inc 3.100 05/12/51 1,030,739
2,000,000 Amazon.com, Inc 3.950 04/13/52 1,608,039
1,900,000 Amazon.com, Inc 4.250 08/22/57 1,589,769
2,500,000 Amazon.com, Inc 3.250 05/12/61 1,666,869
2,000,000 Amazon.com, Inc 4.100 04/13/62 1,597,446
244,000 AutoNation, Inc 4.500 10/01/25 240,181
200,000 AutoNation, Inc 3.800 11/15/27 188,290
1,500,000 AutoNation, Inc 1.950 08/01/28 1,300,648
100,000 AutoNation, Inc 4.750 06/01/30 95,568
425,000 AutoNation, Inc 2.400 08/01/31 341,975
900,000 (a) AutoNation, Inc 3.850 03/01/32 799,327
100,000 AutoZone, Inc 3.125 04/21/26 96,051
650,000 AutoZone, Inc 3.750 06/01/27 624,803
1,000,000 AutoZone, Inc 4.500 02/01/28 977,856
200,000 AutoZone, Inc 3.750 04/18/29 188,172
1,000,000 AutoZone, Inc 5.100 07/15/29 995,853
500,000 AutoZone, Inc 4.000 04/15/30 470,158
600,000 AutoZone, Inc 1.650 01/15/31 481,225
225,000 AutoZone, Inc 4.750 08/01/32 216,010
1,000,000 AutoZone, Inc 4.750 02/01/33 954,856
1,000,000 AutoZone, Inc 5.200 08/01/33 984,295
500,000 AutoZone, Inc 6.550 11/01/33 536,813
1,000,000 AutoZone, Inc 5.400 07/15/34 988,958
500,000 Best Buy Co, Inc 4.450 10/01/28 487,283
500,000 Best Buy Co, Inc 1.950 10/01/30 414,406
1,325,000 Cintas Corp No 2 4.000 05/01/32 1,244,949
1,000,000 (a) Dick's Sporting Goods, Inc 3.150 01/15/32 849,954
1,000,000 Dick's Sporting Goods, Inc 4.100 01/15/52 705,306
1,000,000 eBay, Inc 1.400 05/10/26 929,933
1,200,000 eBay, Inc 3.600 06/05/27 1,151,705
500,000 (a) eBay, Inc 5.950 11/22/27 515,064
1,200,000 eBay, Inc 2.700 03/11/30 1,057,583
1,000,000 eBay, Inc 2.600 05/10/31 848,738
500,000 (a) eBay, Inc 6.300 11/22/32 530,969
200,000 eBay, Inc 4.000 07/15/42 160,029
1,000,000 eBay, Inc 3.650 05/10/51 712,770
1,000,000 Genuine Parts Co 6.500 11/01/28 1,048,057
1,500,000 Genuine Parts Co 1.875 11/01/30 1,213,855
275,000 Genuine Parts Co 2.750 02/01/32 228,392
350,000 Home Depot, Inc 3.350 09/15/25 342,285
1,925,000 Home Depot, Inc 3.000 04/01/26 1,855,181
1,550,000 Home Depot, Inc 2.125 09/15/26 1,456,441
1,000,000 Home Depot, Inc 2.875 04/15/27 946,527
2,000,000 Home Depot, Inc 0.900 03/15/28 1,742,258
1,000,000 Home Depot, Inc 1.500 09/15/28 877,228
825,000 Home Depot, Inc 3.900 12/06/28 796,971
2,500,000 Home Depot, Inc 4.900 04/15/29 2,504,288
2,333,000 Home Depot, Inc 2.950 06/15/29 2,137,088
2,500,000 (a) Home Depot, Inc 4.750 06/25/29 2,485,442
375,000 Home Depot, Inc 2.700 04/15/30 334,078
2,000,000 Home Depot, Inc 1.375 03/15/31 1,593,423
575,000 Home Depot, Inc 4.850 06/25/31 570,486
1,000,000 Home Depot, Inc 1.875 09/15/31 814,146
1,000,000 Home Depot, Inc 3.250 04/15/32 886,902
1,000,000 (a) Home Depot, Inc 4.500 09/15/32 969,492
675,000 Home Depot, Inc 4.950 06/25/34 667,964
425,000 Home Depot, Inc 5.875 12/16/36 450,308
150,000 Home Depot, Inc 5.950 04/01/41 158,655
675,000 Home Depot, Inc 4.200 04/01/43 571,925
450,000 Home Depot, Inc 4.875 02/15/44 416,897

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 650,000 Home Depot, Inc 4.400% 03/15/45 $ 562,223
725,000 Home Depot, Inc 4.250 04/01/46 609,749
2,100,000 Home Depot, Inc 3.900 06/15/47 1,656,415
2,000,000 Home Depot, Inc 4.500 12/06/48 1,732,212
1,000,000 Home Depot, Inc 3.125 12/15/49 682,335
2,655,000 Home Depot, Inc 3.350 04/15/50 1,885,657
3,000,000 Home Depot, Inc 2.375 03/15/51 1,722,754
1,000,000 Home Depot, Inc 2.750 09/15/51 622,218
500,000 Home Depot, Inc 3.625 04/15/52 369,848
1,000,000 Home Depot, Inc 4.950 09/15/52 923,350
400,000 Home Depot, Inc 5.300 06/25/54 390,542
675,000 Home Depot, Inc 3.500 09/15/56 478,473
325,000 (a) Home Depot, Inc 5.400 06/25/64 316,740
500,000 JD.com, Inc 3.375 01/14/30 455,648
500,000 (a) JD.com, Inc 4.125 01/14/50 385,585
750,000 LKQ Corp 5.750 06/15/28 757,065
750,000 LKQ Corp 6.250 06/15/33 769,773
400,000 Lowe's Cos, Inc 3.125 09/15/24 397,816
1,000,000 Lowe's Cos, Inc 4.000 04/15/25 987,687
1,000,000 Lowe's Cos, Inc 4.400 09/08/25 987,110
1,100,000 Lowe's Cos, Inc 3.375 09/15/25 1,073,306
500,000 Lowe's Cos, Inc 2.500 04/15/26 476,233
1,000,000 Lowe's Cos, Inc 3.350 04/01/27 954,084
2,000,000 Lowe's Cos, Inc 1.300 04/15/28 1,745,072
1,500,000 Lowe's Cos, Inc 1.700 09/15/28 1,310,678
775,000 Lowe's Cos, Inc 3.650 04/05/29 729,036
306,000 Lowe's Cos, Inc 4.500 04/15/30 296,952
1,500,000 Lowe's Cos, Inc 1.700 10/15/30 1,224,707
800,000 Lowe's Cos, Inc 2.625 04/01/31 682,490
1,000,000 Lowe's Cos, Inc 3.750 04/01/32 907,901
1,000,000 Lowe's Cos, Inc 5.000 04/15/33 984,604
650,000 (a) Lowe's Cos, Inc 5.150 07/01/33 646,780
700,000 Lowe's Cos, Inc 2.800 09/15/41 480,415
56,000 Lowe's Cos, Inc 4.250 09/15/44 44,606
1,075,000 Lowe's Cos, Inc 3.700 04/15/46 789,876
2,000,000 Lowe's Cos, Inc 4.050 05/03/47 1,545,205
1,425,000 Lowe's Cos, Inc 4.550 04/05/49 1,183,732
1,320,000 Lowe's Cos, Inc 5.125 04/15/50 1,192,255
450,000 Lowe's Cos, Inc 3.000 10/15/50 281,388
1,000,000 Lowe's Cos, Inc 3.500 04/01/51 685,350
500,000 Lowe's Cos, Inc 4.250 04/01/52 392,960
1,000,000 Lowe's Cos, Inc 5.625 04/15/53 968,269
275,000 Lowe's Cos, Inc 5.750 07/01/53 270,832
500,000 Lowe's Cos, Inc 4.450 04/01/62 388,710
1,000,000 Lowe's Cos, Inc 5.800 09/15/62 972,211
600,000 Lowe's Cos, Inc 5.850 04/01/63 584,853
1,000,000 O'Reilly Automotive, Inc 3.600 09/01/27 952,659
300,000 O'Reilly Automotive, Inc 4.350 06/01/28 291,826
500,000 O'Reilly Automotive, Inc 3.900 06/01/29 473,104
200,000 O'Reilly Automotive, Inc 1.750 03/15/31 161,153
2,000,000 (a) O'Reilly Automotive, Inc 4.700 06/15/32 1,930,267
500,000 Ross Stores, Inc 0.875 04/15/26 462,238
55,000 Ross Stores, Inc 4.700 04/15/27 54,373
500,000 Ross Stores, Inc 1.875 04/15/31 409,574
525,000 TJX Cos, Inc 2.250 09/15/26 494,653
1,750,000 TJX Cos, Inc 1.150 05/15/28 1,524,952
500,000 TJX Cos, Inc 1.600 05/15/31 402,632
650,000 Tractor Supply Co 1.750 11/01/30 528,513
1,000,000 Tractor Supply Co 5.250 05/15/33 991,225
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 142,283,037

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DURABLES & APPAREL - 0.1%
$ 1,000,000 Brunswick Corp 5.850% 03/18/29 $ 1,000,564
1,000,000 Brunswick Corp 2.400 08/18/31 799,909
500,000 Brunswick Corp 4.400 09/15/32 445,719
500,000 DR Horton, Inc 2.600 10/15/25 481,759
1,000,000 DR Horton, Inc 1.300 10/15/26 915,345
750,000 Hasbro, Inc 3.550 11/19/26 715,803
775,000 Hasbro, Inc 3.500 09/15/27 731,560
1,000,000 Hasbro, Inc 3.900 11/19/29 922,293
500,000 Hasbro, Inc 6.050 05/14/34 499,202
100,000 Hasbro, Inc 6.350 03/15/40 102,468
200,000 Hasbro, Inc 5.100 05/15/44 171,556
475,000 Leggett & Platt, Inc 3.500 11/15/27 435,396
350,000 Leggett & Platt, Inc 4.400 03/15/29 319,917
1,000,000 Leggett & Platt, Inc 3.500 11/15/51 652,169
1,900,000 Lennar Corp 4.750 11/29/27 1,873,520
500,000 MDC Holdings, Inc 3.966 08/06/61 425,937
500,000 Mohawk Industries, Inc 5.850 09/18/28 510,061
750,000 (a) Mohawk Industries, Inc 3.625 05/15/30 687,113
650,000 NIKE, Inc 2.375 11/01/26 612,869
300,000 NIKE, Inc 3.625 05/01/43 236,753
825,000 NIKE, Inc 3.875 11/01/45 659,859
200,000 NIKE, Inc 3.375 11/01/46 147,158
2,440,000 NIKE, Inc 3.375 03/27/50 1,758,082
1,000,000 NVR, Inc 3.000 05/15/30 886,250
750,000 Polaris, Inc 6.950 03/15/29 784,472
200,000 Ralph Lauren Corp 3.750 09/15/25 196,105
1,000,000 Ralph Lauren Corp 2.950 06/15/30 892,740
161,000 Tapestry, Inc 4.125 07/15/27 154,296
2,000,000 Tapestry, Inc 7.350 11/27/28 2,075,755
1,500,000 Tapestry, Inc 7.700 11/27/30 1,567,351
450,000 Tapestry, Inc 3.050 03/15/32 362,882
1,000,000 Tapestry, Inc 7.850 11/27/33 1,053,266
400,000 VF Corp 2.400 04/23/25 388,861
1,000,000 VF Corp 2.800 04/23/27 913,257
200,000 (a) VF Corp 2.950 04/23/30 166,011
925,000 (a) Whirlpool Corp 4.750 02/26/29 909,881
500,000 Whirlpool Corp 2.400 05/15/31 410,467
475,000 (a) Whirlpool Corp 4.700 05/14/32 451,456
750,000 (a) Whirlpool Corp 5.500 03/01/33 739,449
1,000,000 Whirlpool Corp 5.750 03/01/34 998,432
200,000 (a) Whirlpool Corp 4.500 06/01/46 159,632
775,000 Whirlpool Corp 4.600 05/15/50 613,708
TOTAL CONSUMER DURABLES & APPAREL 28,829,283
CONSUMER SERVICES - 0.4%
750,000 American University 3.672 04/01/49 580,652
300,000 Booking Holdings, Inc 3.650 03/15/25 296,126
300,000 Booking Holdings, Inc 3.600 06/01/26 291,610
900,000 Booking Holdings, Inc 3.550 03/15/28 855,786
1,100,000 Booking Holdings, Inc 4.625 04/13/30 1,083,384
1,000,000 (a) Brown University 2.924 09/01/50 685,781
1,000,000 Case Western Reserve University 5.405 06/01/22 942,434
500,000 Choice Hotels International, Inc 3.700 12/01/29 448,897
425,000 Choice Hotels International, Inc 0.000 08/01/34 418,884
1,000,000 Claremont McKenna College 3.775 01/01/22 634,883
330,000 (a) Cornell University 4.835 06/15/34 327,866
200,000 Darden Restaurants, Inc 3.850 05/01/27 192,360
500,000 Darden Restaurants, Inc 6.300 10/10/33 516,254
300,000 Darden Restaurants, Inc 4.550 02/15/48 243,914
500,000 Emory University 2.143 09/01/30 426,960
500,000 (a) Emory University 2.969 09/01/50 339,048
1,200,000 Expedia Group, Inc 5.000 02/15/26 1,190,857

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 750,000 Expedia Group, Inc 4.625% 08/01/27 $ 736,432
175,000 Expedia Group, Inc 3.800 02/15/28 166,557
750,000 Expedia Group, Inc 3.250 02/15/30 676,036
270,000 Expedia Group, Inc 2.950 03/15/31 233,426
100,000 (a) Georgetown University 4.315 04/01/49 86,555
500,000 Georgetown University 2.943 04/01/50 335,701
200,000 (a) Georgetown University 5.115 04/01/53 196,717
300,000 Georgetown University 5.215 10/01/18 272,427
2,000,000 Howard University 5.209 10/01/52 1,768,314
1,000,000 Hyatt Hotels Corp 1.800 10/01/24 989,436
100,000 Hyatt Hotels Corp 4.850 03/15/26 98,893
275,000 Hyatt Hotels Corp 5.750 01/30/27 277,715
200,000 Hyatt Hotels Corp 4.375 09/15/28 193,343
500,000 Hyatt Hotels Corp 5.250 06/30/29 495,907
1,100,000 Hyatt Hotels Corp 5.750 04/23/30 1,118,667
500,000 Hyatt Hotels Corp 5.500 06/30/34 486,795
500,000 Johns Hopkins University 4.705 07/01/32 493,056
750,000 Johns Hopkins University 2.813 01/01/60 465,610
1,000,000 Las Vegas Sands Corp 6.000 08/15/29 1,005,161
1,000,000 Las Vegas Sands Corp 6.200 08/15/34 1,001,956
500,000 Leland Stanford Junior University 1.289 06/01/27 451,116
300,000 Leland Stanford Junior University 3.647 05/01/48 240,162
1,000,000 Leland Stanford Junior University 2.413 06/01/50 619,803
14,000 Marriott International, Inc 5.750 05/01/25 14,011
500,000 Marriott International, Inc 5.000 10/15/27 498,655
1,250,000 Marriott International, Inc 4.000 04/15/28 1,200,552
750,000 Marriott International, Inc 5.550 10/15/28 759,884
300,000 Marriott International, Inc 4.650 12/01/28 293,428
500,000 Marriott International, Inc 4.900 04/15/29 494,666
1,000,000 Marriott International, Inc 4.875 05/15/29 987,281
400,000 Marriott International, Inc 4.625 06/15/30 388,199
1,000,000 Marriott International, Inc 2.850 04/15/31 856,446
1,500,000 Marriott International, Inc 3.500 10/15/32 1,298,691
2,000,000 Marriott International, Inc 2.750 10/15/33 1,614,282
1,000,000 Marriott International, Inc 5.300 05/15/34 981,833
1,500,000 Massachusetts Institute of Technology 2.989 07/01/50 1,054,190
1,000,000 (a) Massachusetts Institute of Technology 2.294 07/01/51 598,249
750,000 Massachusetts Institute of Technology 5.600 07/01/11 789,686
200,000 Massachusetts Institute of Technology 4.678 07/01/14 176,733
300,000 Massachusetts Institute of Technology 3.885 07/01/16 220,817
1,000,000 McDonald's Corp 3.300 07/01/25 979,075
150,000 McDonald's Corp 1.450 09/01/25 143,493
2,950,000 McDonald's Corp 3.700 01/30/26 2,882,305
300,000 McDonald's Corp 3.500 03/01/27 287,983
775,000 McDonald's Corp 3.800 04/01/28 744,178
1,000,000 McDonald's Corp 4.800 08/14/28 993,898
1,000,000 McDonald's Corp 5.000 05/17/29 998,972
1,250,000 McDonald's Corp 2.625 09/01/29 1,120,541
500,000 McDonald's Corp 2.125 03/01/30 429,171
200,000 McDonald's Corp 4.600 09/09/32 193,233
1,500,000 McDonald's Corp 4.950 08/14/33 1,477,255
1,000,000 (a) McDonald's Corp 5.200 05/17/34 1,003,960
2,225,000 McDonald's Corp 4.700 12/09/35 2,113,117
250,000 McDonald's Corp 6.300 10/15/37 267,692
100,000 McDonald's Corp 6.300 03/01/38 107,418
250,000 McDonald's Corp 4.600 05/26/45 215,766
1,275,000 McDonald's Corp 4.875 12/09/45 1,146,014
725,000 McDonald's Corp 4.450 03/01/47 608,174
625,000 McDonald's Corp 4.450 09/01/48 524,652
1,825,000 McDonald's Corp 3.625 09/01/49 1,322,852
1,350,000 McDonald's Corp 4.200 04/01/50 1,076,107

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 500,000 McDonald's Corp 5.150% 09/09/52 $ 461,157
1,500,000 McDonald's Corp 5.450 08/14/53 1,448,825
750,000 Northeastern University 2.894 10/01/50 511,407
200,000 Northwestern University 3.868 12/01/48 161,749
750,000 Northwestern University 2.640 12/01/50 480,783
200,000 Northwestern University 3.662 12/01/57 149,144
2,000,000 President and Fellows of Harvard College 4.609 02/15/35 1,956,915
750,000 President and Fellows of Harvard College 3.619 10/01/37 652,885
200,000 President and Fellows of Harvard College 3.150 07/15/46 147,193
1,000,000 President and Fellows of Harvard College 2.517 10/15/50 631,963
1,000,000 President and Fellows of Harvard College 3.745 11/15/52 802,371
200,000 President and Fellows of Harvard College 3.300 07/15/56 143,170
3,500,000 Sands China Ltd 5.900 08/08/28 3,426,951
1,500,000 Sands China Ltd 2.850 03/08/29 1,317,346
175,000 Starbucks Corp 2.450 06/15/26 166,173
500,000 Starbucks Corp 2.000 03/12/27 461,129
750,000 Starbucks Corp 3.500 03/01/28 711,456
650,000 Starbucks Corp 4.000 11/15/28 626,061
750,000 Starbucks Corp 3.550 08/15/29 702,400
500,000 Starbucks Corp 2.250 03/12/30 430,842
1,500,000 Starbucks Corp 2.550 11/15/30 1,294,552
1,500,000 (a) Starbucks Corp 4.900 02/15/31 1,484,537
2,000,000 Starbucks Corp 3.000 02/14/32 1,733,577
1,000,000 Starbucks Corp 4.800 02/15/33 975,036
1,500,000 Starbucks Corp 5.000 02/15/34 1,464,446
200,000 Starbucks Corp 4.300 06/15/45 164,396
200,000 Starbucks Corp 3.750 12/01/47 149,580
650,000 Starbucks Corp 4.500 11/15/48 542,704
1,000,000 Starbucks Corp 4.450 08/15/49 823,048
500,000 Starbucks Corp 3.350 03/12/50 340,479
1,000,000 Starbucks Corp 3.500 11/15/50 702,681
1,000,000 Thomas Jefferson University 3.847 11/01/57 732,505
500,000 Trustees of Boston College 3.129 07/01/52 350,027
100,000 Trustees of Boston University 4.061 10/01/48 83,870
1,000,000 Trustees of Princeton University 2.516 07/01/50 643,657
665,000 Trustees of Princeton University 4.201 03/01/52 583,681
1,000,000 University of Miami 4.063 04/01/52 804,530
200,000 University of Notre Dame du Lac 3.438 02/15/45 157,909
200,000 University of Notre Dame du Lac 3.394 02/15/48 154,352
1,000,000 University of Southern California 2.945 10/01/51 668,777
720,000 University of Southern California 4.976 10/01/53 697,662
1,000,000 University of Southern California 3.226 10/01/20 596,925
1,000,000 Washington University 3.524 04/15/54 755,822
500,000 Washington University 4.349 04/15/22 401,997
200,000 Wesleyan University 4.781 07/01/16 162,971
200,000 William Marsh Rice University 3.574 05/15/45 162,786
200,000 William Marsh Rice University 3.774 05/15/55 161,184
500,000 Yale University 0.873 04/15/25 481,680
750,000 Yale University 1.482 04/15/30 626,571
750,000 Yale University 2.402 04/15/50 464,208
TOTAL CONSUMER SERVICES 86,505,010
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
20,000 Ahold Finance USA LLC 6.875 05/01/29 21,404
625,000 Costco Wholesale Corp 3.000 05/18/27 597,422
475,000 Costco Wholesale Corp 1.375 06/20/27 431,457
725,000 Costco Wholesale Corp 1.600 04/20/30 609,393
1,800,000 Costco Wholesale Corp 1.750 04/20/32 1,445,654
1,033,000 Diageo Capital plc 2.000 04/29/30 880,502
1,900,000 Diageo Capital plc 2.125 04/29/32 1,540,701
300,000 Dollar General Corp 3.875 04/15/27 288,472
1,000,000 Dollar General Corp 4.625 11/01/27 976,788

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 500,000 Dollar General Corp 4.125% 05/01/28 $ 481,177
1,000,000 Dollar General Corp 5.200 07/05/28 997,596
500,000 Dollar General Corp 3.500 04/03/30 456,704
500,000 Dollar General Corp 5.000 11/01/32 487,208
1,000,000 (a) Dollar General Corp 5.450 07/05/33 994,211
500,000 Dollar General Corp 4.125 04/03/50 379,168
500,000 Dollar General Corp 5.500 11/01/52 470,380
500,000 Dollar Tree, Inc 4.000 05/15/25 492,709
500,000 Dollar Tree, Inc 4.200 05/15/28 479,924
1,000,000 Dollar Tree, Inc 2.650 12/01/31 830,738
1,000,000 Dollar Tree, Inc 3.375 12/01/51 651,253
69,000 Koninklijke Ahold Delhaize NV 5.700 10/01/40 69,054
100,000 Kroger Co 3.500 02/01/26 97,041
1,275,000 Kroger Co 2.650 10/15/26 1,204,691
175,000 Kroger Co 3.700 08/01/27 168,281
1,150,000 Kroger Co 4.500 01/15/29 1,128,081
250,000 Kroger Co 2.200 05/01/30 212,727
1,500,000 Kroger Co 1.700 01/15/31 1,207,449
100,000 Kroger Co 6.900 04/15/38 111,197
250,000 Kroger Co 5.000 04/15/42 228,068
300,000 Kroger Co 5.150 08/01/43 274,534
300,000 Kroger Co 3.875 10/15/46 226,038
900,000 Kroger Co 4.450 02/01/47 742,278
700,000 Kroger Co 4.650 01/15/48 592,200
300,000 Kroger Co 5.400 01/15/49 283,847
500,000 Kroger Co 3.950 01/15/50 385,549
125,000 SYSCO Corp 3.750 10/01/25 122,342
350,000 SYSCO Corp 3.300 07/15/26 336,593
500,000 SYSCO Corp 5.750 01/17/29 511,909
1,000,000 SYSCO Corp 2.400 02/15/30 866,406
332,000 SYSCO Corp 5.950 04/01/30 345,509
400,000 SYSCO Corp 2.450 12/14/31 330,344
2,275,000 SYSCO Corp 6.000 01/17/34 2,387,868
300,000 SYSCO Corp 4.850 10/01/45 265,098
500,000 SYSCO Corp 4.500 04/01/46 421,068
250,000 SYSCO Corp 4.450 03/15/48 207,742
550,000 SYSCO Corp 3.300 02/15/50 376,292
905,000 SYSCO Corp 6.600 04/01/50 1,007,261
675,000 SYSCO Corp 3.150 12/14/51 441,681
1,700,000 Target Corp 2.500 04/15/26 1,627,845
1,000,000 Target Corp 1.950 01/15/27 930,602
600,000 Target Corp 2.350 02/15/30 525,881
5,000,000 (a) Target Corp 2.650 09/15/30 4,430,924
500,000 (a) Target Corp 4.500 09/15/32 482,030
1,000,000 Target Corp 4.400 01/15/33 959,781
1,000,000 Target Corp 2.950 01/15/52 644,018
1,500,000 (a) Target Corp 4.800 01/15/53 1,359,687
5,000,000 Walmart, Inc 1.050 09/17/26 4,609,185
3,000,000 Walmart, Inc 3.950 09/09/27 2,931,104
3,000,000 Walmart, Inc 3.900 04/15/28 2,922,942
1,000,000 Walmart, Inc 1.500 09/22/28 883,295
21,000 Walmart, Inc 2.375 09/24/29 18,838
2,000,000 Walmart, Inc 4.000 04/15/30 1,941,845
1,750,000 Walmart, Inc 1.800 09/22/31 1,441,891
5,000,000 (a) Walmart, Inc 4.150 09/09/32 4,823,103
900,000 (a) Walmart, Inc 4.100 04/15/33 857,458
825,000 Walmart, Inc 2.500 09/22/41 571,465
1,500,000 Walmart, Inc 2.650 09/22/51 940,091
4,000,000 Walmart, Inc 4.500 09/09/52 3,550,826
850,000 Walmart, Inc 4.500 04/15/53 752,347
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 65,269,167

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY - 1.7%
$ 1,500,000 Apache Corp 6.000% 01/15/37 $ 1,488,261
1,000,000 Apache Corp 5.100 09/01/40 853,351
750,000 Apache Corp 5.350 07/01/49 627,898
1,000,000 Baker Hughes Holdings LLC 2.061 12/15/26 928,111
875,000 Baker Hughes Holdings LLC 3.337 12/15/27 827,159
1,000,000 Baker Hughes Holdings LLC 3.138 11/07/29 910,282
500,000 Baker Hughes Holdings LLC 4.486 05/01/30 486,138
800,000 Baker Hughes Holdings LLC 5.125 09/15/40 760,894
875,000 Baker Hughes Holdings LLC 4.080 12/15/47 699,703
475,000 Boardwalk Pipelines LP 5.950 06/01/26 477,413
450,000 Boardwalk Pipelines LP 4.450 07/15/27 437,624
500,000 Boardwalk Pipelines LP 4.800 05/03/29 488,999
1,000,000 Boardwalk Pipelines LP 3.400 02/15/31 875,582
1,000,000 Boardwalk Pipelines LP 3.600 09/01/32 862,297
1,000,000 Boardwalk Pipelines LP 5.625 08/01/34 982,680
700,000 BP Capital Markets America, Inc 3.796 09/21/25 687,786
1,800,000 BP Capital Markets America, Inc 3.410 02/11/26 1,748,991
150,000 BP Capital Markets America, Inc 3.119 05/04/26 144,324
200,000 BP Capital Markets America, Inc 3.017 01/16/27 190,027
500,000 BP Capital Markets America, Inc 3.588 04/14/27 480,821
1,000,000 BP Capital Markets America, Inc 5.017 11/17/27 998,890
750,000 BP Capital Markets America, Inc 3.937 09/21/28 719,379
1,300,000 BP Capital Markets America, Inc 4.234 11/06/28 1,259,377
2,000,000 BP Capital Markets America, Inc 4.699 04/10/29 1,971,025
2,500,000 BP Capital Markets America, Inc 4.970 10/17/29 2,493,031
1,000,000 BP Capital Markets America, Inc 3.633 04/06/30 931,797
1,000,000 BP Capital Markets America, Inc 1.749 08/10/30 830,146
2,000,000 BP Capital Markets America, Inc 2.721 01/12/32 1,698,967
2,350,000 BP Capital Markets America, Inc 4.812 02/13/33 2,278,211
850,000 BP Capital Markets America, Inc 4.893 09/11/33 826,545
900,000 BP Capital Markets America, Inc 4.989 04/10/34 880,469
1,500,000 BP Capital Markets America, Inc 5.227 11/17/34 1,488,776
1,000,000 BP Capital Markets America, Inc 3.060 06/17/41 728,652
2,000,000 BP Capital Markets America, Inc 3.000 02/24/50 1,301,621
950,000 BP Capital Markets America, Inc 2.772 11/10/50 583,876
2,500,000 BP Capital Markets America, Inc 2.939 06/04/51 1,587,087
1,000,000 BP Capital Markets America, Inc 3.001 03/17/52 642,001
2,500,000 BP Capital Markets America, Inc 3.379 02/08/61 1,641,192
925,000 BP Capital Markets plc 3.279 09/19/27 876,544
300,000 BP Capital Markets plc 3.723 11/28/28 285,120
750,000 Canadian Natural Resources Ltd 2.050 07/15/25 722,279
1,125,000 Canadian Natural Resources Ltd 3.850 06/01/27 1,081,994
1,500,000 Canadian Natural Resources Ltd 2.950 07/15/30 1,315,614
1,625,000 Canadian Natural Resources Ltd 6.250 03/15/38 1,667,173
800,000 Canadian Natural Resources Ltd 4.950 06/01/47 694,179
1,200,000 Cenovus Energy, Inc 2.650 01/15/32 992,498
1,425,000 Cenovus Energy, Inc 3.750 02/15/52 1,004,076
3,200,000 Cheniere Corpus Christi Holdings LLC 3.700 11/15/29 2,956,811
2,000,000 Cheniere Corpus Christi Holdings LLC 2.742 12/31/39 1,607,700
1,000,000 Cheniere Energy Partners LP 4.500 10/01/29 952,642
1,000,000 Cheniere Energy Partners LP 4.000 03/01/31 909,401
1,000,000 Cheniere Energy Partners LP 3.250 01/31/32 853,525
2,350,000 Cheniere Energy Partners LP 5.950 06/30/33 2,382,768
2,100,000 (d) Cheniere Energy, Inc 5.650 04/15/34 2,101,659
400,000 Chevron Corp 3.326 11/17/25 390,778
2,475,000 Chevron Corp 2.954 05/16/26 2,381,157
2,225,000 Chevron Corp 1.995 05/11/27 2,055,809
1,600,000 Chevron Corp 2.236 05/11/30 1,384,924
1,000,000 Chevron Corp 3.078 05/11/50 682,565
2,000,000 Chevron USA, Inc 1.018 08/12/27 1,778,532
1,000,000 Chevron USA, Inc 3.250 10/15/29 927,816

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 250,000 Chevron USA, Inc 2.343% 08/12/50 $ 144,740
300,000 Columbia Pipeline Group, Inc 5.800 06/01/45 292,650
750,000 ConocoPhillips 5.900 10/15/32 792,061
750,000 ConocoPhillips Co 6.950 04/15/29 812,933
875,000 ConocoPhillips Co 5.050 09/15/33 867,297
77,000 ConocoPhillips Co 4.150 11/15/34 69,340
1,700,000 ConocoPhillips Co 3.758 03/15/42 1,347,863
300,000 ConocoPhillips Co 4.300 11/15/44 254,728
850,000 ConocoPhillips Co 3.800 03/15/52 634,467
400,000 ConocoPhillips Co 5.300 05/15/53 379,667
575,000 ConocoPhillips Co 5.550 03/15/54 565,841
3,612,000 ConocoPhillips Co 4.025 03/15/62 2,710,679
1,500,000 ConocoPhillips Co 5.700 09/15/63 1,490,364
1,500,000 Continental Resources, Inc 4.375 01/15/28 1,442,099
525,000 Coterra Energy, Inc 3.900 05/15/27 505,012
300,000 Coterra Energy, Inc 4.375 03/15/29 286,887
1,000,000 Coterra Energy, Inc 5.600 03/15/34 997,331
1,000,000 DCP Midstream Operating LP 5.625 07/15/27 1,011,278
1,000,000 DCP Midstream Operating LP 5.125 05/15/29 995,151
2,000,000 Devon Energy Corp 4.500 01/15/30 1,924,337
885,000 Devon Energy Corp 5.600 07/15/41 823,319
700,000 Devon Energy Corp 4.750 05/15/42 586,183
1,100,000 Devon Energy Corp 5.000 06/15/45 937,659
425,000 Diamondback Energy, Inc 3.250 12/01/26 406,127
1,000,000 Diamondback Energy, Inc 5.200 04/18/27 1,000,211
1,000,000 Diamondback Energy, Inc 3.500 12/01/29 922,196
1,000,000 Diamondback Energy, Inc 5.150 01/30/30 995,766
650,000 Diamondback Energy, Inc 3.125 03/24/31 571,319
1,000,000 Diamondback Energy, Inc 6.250 03/15/33 1,045,904
825,000 Diamondback Energy, Inc 5.400 04/18/34 816,789
1,000,000 Diamondback Energy, Inc 4.400 03/24/51 798,750
450,000 Diamondback Energy, Inc 4.250 03/15/52 348,643
1,000,000 Diamondback Energy, Inc 6.250 03/15/53 1,029,138
1,500,000 Diamondback Energy, Inc 5.750 04/18/54 1,454,163
1,000,000 Diamondback Energy, Inc 5.900 04/18/64 965,285
750,000 Eastern Gas Transmission & Storage, Inc 3.000 11/15/29 672,840
200,000 Eastern Gas Transmission & Storage, Inc 4.800 11/01/43 175,570
200,000 Eastern Gas Transmission & Storage, Inc 4.600 12/15/44 168,111
300,000 Enbridge Energy Partners LP 5.500 09/15/40 286,079
200,000 Enbridge Energy Partners LP 7.375 10/15/45 227,839
1,500,000 Enbridge, Inc 1.600 10/04/26 1,381,135
100,000 Enbridge, Inc 4.250 12/01/26 97,628
500,000 Enbridge, Inc 5.250 04/05/27 499,967
100,000 Enbridge, Inc 3.700 07/15/27 95,816
1,500,000 Enbridge, Inc 6.000 11/15/28 1,545,123
500,000 Enbridge, Inc 5.300 04/05/29 500,806
500,000 Enbridge, Inc 3.125 11/15/29 451,454
1,000,000 Enbridge, Inc 6.200 11/15/30 1,049,963
500,000 Enbridge, Inc 5.700 03/08/33 503,932
1,500,000 Enbridge, Inc 2.500 08/01/33 1,190,405
350,000 Enbridge, Inc 5.625 04/05/34 349,424
300,000 Enbridge, Inc 4.500 06/10/44 248,516
925,000 Enbridge, Inc 5.500 12/01/46 885,711
1,000,000 Enbridge, Inc 4.000 11/15/49 758,486
2,000,000 Enbridge, Inc 3.400 08/01/51 1,354,100
1,000,000 Enbridge, Inc 6.700 11/15/53 1,091,950
200,000 Enbridge, Inc 5.950 04/05/54 198,417
750,000 Enbridge, Inc 7.200 06/27/54 754,515
750,000 (a) Enbridge, Inc 7.375 03/15/55 751,500
1,000,000 Enbridge, Inc 8.250 01/15/84 1,041,912
1,000,000 Enbridge, Inc 8.500 01/15/84 1,078,032

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 200,000 Energy Transfer LP 5.950% 12/01/25 $ 200,612
325,000 Energy Transfer LP 4.750 01/15/26 321,044
400,000 Energy Transfer LP 3.900 07/15/26 387,324
200,000 Energy Transfer LP 4.400 03/15/27 195,077
250,000 Energy Transfer LP 4.200 04/15/27 242,453
1,000,000 Energy Transfer LP 5.550 02/15/28 1,008,104
1,250,000 Energy Transfer LP 4.950 05/15/28 1,231,056
350,000 Energy Transfer LP 4.950 06/15/28 345,376
1,000,000 Energy Transfer LP 6.100 12/01/28 1,030,450
2,600,000 Energy Transfer LP 5.250 04/15/29 2,589,709
1,000,000 Energy Transfer LP 5.250 07/01/29 993,779
500,000 Energy Transfer LP 4.150 09/15/29 473,353
3,125,000 Energy Transfer LP 3.750 05/15/30 2,874,703
1,000,000 Energy Transfer LP 6.400 12/01/30 1,051,519
2,100,000 Energy Transfer LP 5.750 02/15/33 2,121,628
1,550,000 Energy Transfer LP 6.550 12/01/33 1,642,654
2,400,000 Energy Transfer LP 5.550 05/15/34 2,375,235
1,000,000 Energy Transfer LP 5.600 09/01/34 993,372
400,000 Energy Transfer LP 4.900 03/15/35 371,515
500,000 Energy Transfer LP 5.800 06/15/38 489,405
140,000 Energy Transfer LP 7.500 07/01/38 159,046
650,000 Energy Transfer LP 6.500 02/01/42 672,328
100,000 Energy Transfer LP 6.100 02/15/42 97,828
200,000 Energy Transfer LP 5.150 02/01/43 175,037
200,000 Energy Transfer LP 5.950 10/01/43 193,458
300,000 Energy Transfer LP 5.300 04/01/44 269,887
100,000 Energy Transfer LP 5.000 05/15/44 86,256
550,000 Energy Transfer LP 5.150 03/15/45 483,473
200,000 Energy Transfer LP 5.350 05/15/45 178,597
625,000 Energy Transfer LP 6.125 12/15/45 612,756
500,000 Energy Transfer LP 5.300 04/15/47 441,628
1,225,000 Energy Transfer LP 5.400 10/01/47 1,095,870
1,025,000 Energy Transfer LP 6.000 06/15/48 987,665
2,750,000 Energy Transfer LP 6.250 04/15/49 2,735,663
2,175,000 Energy Transfer LP 5.000 05/15/50 1,846,174
2,400,000 Energy Transfer LP 5.950 05/15/54 2,337,044
1,000,000 Energy Transfer LP 0.000 10/01/54 986,104
1,000,000 EnLink Midstream Partners LP 5.450 06/01/47 867,555
225,000 Enterprise Products Operating LLC 3.750 02/15/25 222,373
450,000 Enterprise Products Operating LLC 3.700 02/15/26 438,429
3,065,000 Enterprise Products Operating LLC 3.950 02/15/27 2,977,694
725,000 Enterprise Products Operating LLC 4.150 10/16/28 700,869
1,450,000 Enterprise Products Operating LLC 3.125 07/31/29 1,327,915
750,000 Enterprise Products Operating LLC 2.800 01/31/30 669,892
1,500,000 Enterprise Products Operating LLC 5.350 01/31/33 1,512,592
1,500,000 Enterprise Products Operating LLC 4.850 01/31/34 1,456,649
480,000 Enterprise Products Operating LLC 6.125 10/15/39 505,489
175,000 Enterprise Products Operating LLC 5.950 02/01/41 180,042
525,000 Enterprise Products Operating LLC 4.850 08/15/42 474,179
325,000 Enterprise Products Operating LLC 4.450 02/15/43 278,897
1,775,000 Enterprise Products Operating LLC 4.850 03/15/44 1,598,594
775,000 Enterprise Products Operating LLC 5.100 02/15/45 719,816
500,000 Enterprise Products Operating LLC 4.900 05/15/46 450,901
675,000 Enterprise Products Operating LLC 4.250 02/15/48 551,729
2,475,000 Enterprise Products Operating LLC 4.800 02/01/49 2,195,116
950,000 Enterprise Products Operating LLC 4.200 01/31/50 761,760
1,000,000 Enterprise Products Operating LLC 3.200 02/15/52 664,476
1,425,000 Enterprise Products Operating LLC 3.300 02/15/53 959,730
200,000 Enterprise Products Operating LLC 4.950 10/15/54 176,806
1,625,000 Enterprise Products Operating LLC 3.950 01/31/60 1,186,871
700,000 Enterprise Products Operating LLC 5.250 08/16/77 669,422

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 100,000 Enterprise Products Operating LLC 8.574% 08/16/77 $ 99,487
400,000 Enterprise Products Operating LLC 5.375 02/15/78 373,604
475,000 EOG Resources, Inc 4.150 01/15/26 467,529
500,000 EOG Resources, Inc 4.375 04/15/30 487,917
200,000 EOG Resources, Inc 3.900 04/01/35 179,037
200,000 EOG Resources, Inc 5.100 01/15/36 194,409
500,000 EOG Resources, Inc 4.950 04/15/50 458,416
2,000,000 (a) EQT Corp 5.750 02/01/34 1,982,452
500,000 Equinor ASA 3.250 11/10/24 495,512
500,000 Equinor ASA 2.875 04/06/25 490,354
400,000 Equinor ASA 1.750 01/22/26 379,817
500,000 Equinor ASA 3.000 04/06/27 475,283
1,500,000 Equinor ASA 3.625 09/10/28 1,432,396
300,000 Equinor ASA 3.125 04/06/30 273,586
1,175,000 Equinor ASA 2.375 05/22/30 1,025,951
300,000 Equinor ASA 3.625 04/06/40 242,921
200,000 Equinor ASA 5.100 08/17/40 193,169
400,000 Equinor ASA 4.250 11/23/41 348,945
300,000 Equinor ASA 3.950 05/15/43 246,538
1,300,000 Equinor ASA 4.800 11/08/43 1,204,054
750,000 Equinor ASA 3.250 11/18/49 524,731
1,300,000 Equinor ASA 3.700 04/06/50 987,310
4,177,000 Exxon Mobil Corp 3.043 03/01/26 4,039,977
1,000,000 Exxon Mobil Corp 2.275 08/16/26 945,686
1,750,000 Exxon Mobil Corp 3.294 03/19/27 1,691,136
1,000,000 Exxon Mobil Corp 2.440 08/16/29 893,958
750,000 Exxon Mobil Corp 3.482 03/19/30 699,231
750,000 Exxon Mobil Corp 2.610 10/15/30 658,051
1,000,000 Exxon Mobil Corp 2.995 08/16/39 759,527
3,250,000 Exxon Mobil Corp 4.227 03/19/40 2,856,415
500,000 Exxon Mobil Corp 3.567 03/06/45 381,823
1,225,000 Exxon Mobil Corp 4.114 03/01/46 1,012,043
1,400,000 Exxon Mobil Corp 3.095 08/16/49 948,221
2,100,000 Exxon Mobil Corp 4.327 03/19/50 1,768,486
2,800,000 Exxon Mobil Corp 3.452 04/15/51 2,020,726
75,000 Halliburton Co 3.800 11/15/25 73,390
2,000,000 Halliburton Co 2.920 03/01/30 1,788,647
500,000 Halliburton Co 4.850 11/15/35 475,577
125,000 Halliburton Co 6.700 09/15/38 137,391
125,000 Halliburton Co 7.450 09/15/39 147,992
750,000 Halliburton Co 4.750 08/01/43 659,628
2,825,000 Halliburton Co 5.000 11/15/45 2,557,305
1,000,000 Helmerich & Payne, Inc 2.900 09/29/31 833,543
200,000 Hess Corp 3.500 07/15/24 199,812
2,100,000 Hess Corp 4.300 04/01/27 2,047,577
200,000 Hess Corp 6.000 01/15/40 206,679
1,190,000 Hess Corp 5.600 02/15/41 1,186,137
900,000 Hess Corp 5.800 04/01/47 910,923
200,000 HF Sinclair Corp 5.875 04/01/26 200,425
1,000,000 HF Sinclair Corp 4.500 10/01/30 938,088
500,000 Kinder Morgan Energy Partners LP 4.250 09/01/24 498,507
300,000 Kinder Morgan Energy Partners LP 6.950 01/15/38 325,443
535,000 Kinder Morgan Energy Partners LP 6.500 09/01/39 555,495
400,000 Kinder Morgan Energy Partners LP 4.700 11/01/42 335,242
500,000 Kinder Morgan Energy Partners LP 5.000 03/01/43 437,016
400,000 Kinder Morgan Energy Partners LP 5.500 03/01/44 369,499
200,000 Kinder Morgan Energy Partners LP 5.400 09/01/44 183,127
1,500,000 Kinder Morgan, Inc 1.750 11/15/26 1,383,228
2,825,000 Kinder Morgan, Inc 4.300 03/01/28 2,742,616
1,000,000 Kinder Morgan, Inc 5.000 02/01/29 988,891
450,000 Kinder Morgan, Inc 2.000 02/15/31 368,675

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 300,000 Kinder Morgan, Inc 7.750% 01/15/32 $ 338,572
1,250,000 Kinder Morgan, Inc 4.800 02/01/33 1,184,787
1,000,000 Kinder Morgan, Inc 5.200 06/01/33 970,328
1,000,000 Kinder Morgan, Inc 5.400 02/01/34 984,646
3,300,000 Kinder Morgan, Inc 5.300 12/01/34 3,198,490
1,600,000 Kinder Morgan, Inc 5.550 06/01/45 1,492,371
2,325,000 Kinder Morgan, Inc 5.200 03/01/48 2,061,426
500,000 Kinder Morgan, Inc 3.250 08/01/50 318,782
2,500,000 Kinder Morgan, Inc 3.600 02/15/51 1,706,209
750,000 Kinder Morgan, Inc 5.450 08/01/52 689,951
1,500,000 Magellan Midstream Partners LP 3.950 03/01/50 1,088,340
1,475,000 Marathon Oil Corp 4.400 07/15/27 1,442,167
325,000 Marathon Oil Corp 5.300 04/01/29 326,336
1,000,000 Marathon Oil Corp 5.700 04/01/34 1,018,115
505,000 Marathon Oil Corp 6.600 10/01/37 547,138
600,000 Marathon Oil Corp 5.200 06/01/45 552,394
500,000 Marathon Petroleum Corp 4.700 05/01/25 495,912
200,000 Marathon Petroleum Corp 3.800 04/01/28 190,575
1,300,000 Marathon Petroleum Corp 6.500 03/01/41 1,352,966
450,000 Marathon Petroleum Corp 4.750 09/15/44 383,675
250,000 Marathon Petroleum Corp 5.850 12/15/45 239,757
600,000 Marathon Petroleum Corp 4.500 04/01/48 482,618
200,000 Marathon Petroleum Corp 5.000 09/15/54 169,815
2,800,000 MPLX LP 1.750 03/01/26 2,631,187
100,000 MPLX LP 4.125 03/01/27 97,102
150,000 MPLX LP 4.250 12/01/27 145,143
475,000 MPLX LP 4.000 03/15/28 454,496
2,125,000 MPLX LP 2.650 08/15/30 1,831,183
500,000 MPLX LP 4.950 09/01/32 478,404
1,000,000 MPLX LP 5.000 03/01/33 955,388
1,050,000 MPLX LP 5.500 06/01/34 1,034,045
975,000 MPLX LP 4.500 04/15/38 850,161
375,000 MPLX LP 5.200 03/01/47 334,851
700,000 MPLX LP 5.200 12/01/47 619,010
825,000 MPLX LP 4.700 04/15/48 678,600
850,000 MPLX LP 5.500 02/15/49 784,091
2,000,000 MPLX LP 4.950 03/14/52 1,695,370
600,000 MPLX LP 5.650 03/01/53 564,512
1,600,000 MPLX LP 4.900 04/15/58 1,314,857
500,000 National Oilwell Varco, Inc 3.600 12/01/29 459,900
800,000 National Oilwell Varco, Inc 3.950 12/01/42 604,563
1,000,000 Northwest Pipeline LLC 4.000 04/01/27 968,931
1,500,000 Occidental Petroleum Corp 5.500 12/01/25 1,496,190
1,500,000 Occidental Petroleum Corp 5.550 03/15/26 1,497,159
1,500,000 Occidental Petroleum Corp 8.875 07/15/30 1,727,397
2,000,000 Occidental Petroleum Corp 6.625 09/01/30 2,097,442
1,500,000 Occidental Petroleum Corp 7.500 05/01/31 1,654,847
3,000,000 Occidental Petroleum Corp 6.450 09/15/36 3,133,509
1,500,000 Occidental Petroleum Corp 6.600 03/15/46 1,564,850
130,000 ONEOK Partners LP 6.650 10/01/36 137,381
250,000 ONEOK Partners LP 6.850 10/15/37 268,746
100,000 ONEOK Partners LP 6.125 02/01/41 99,909
100,000 ONEOK, Inc 5.850 01/15/26 100,508
900,000 ONEOK, Inc 5.000 03/01/26 892,479
1,300,000 ONEOK, Inc 4.000 07/13/27 1,255,206
725,000 ONEOK, Inc 4.550 07/15/28 707,044
2,000,000 ONEOK, Inc 5.650 11/01/28 2,030,057
325,000 ONEOK, Inc 4.350 03/15/29 313,112
500,000 ONEOK, Inc 3.400 09/01/29 458,714
500,000 ONEOK, Inc 3.100 03/15/30 447,007
475,000 ONEOK, Inc 3.250 06/01/30 427,660

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,000,000 ONEOK, Inc 5.800% 11/01/30 $ 2,047,205
175,000 ONEOK, Inc 6.350 01/15/31 183,265
825,000 ONEOK, Inc 6.100 11/15/32 852,660
1,500,000 ONEOK, Inc 6.050 09/01/33 1,544,377
225,000 ONEOK, Inc 4.250 09/15/46 176,200
675,000 ONEOK, Inc 4.950 07/13/47 576,474
425,000 ONEOK, Inc 4.200 10/03/47 326,078
1,350,000 ONEOK, Inc 5.200 07/15/48 1,194,067
525,000 ONEOK, Inc 4.850 02/01/49 441,827
1,000,000 ONEOK, Inc 4.450 09/01/49 786,104
500,000 ONEOK, Inc 4.500 03/15/50 395,489
300,000 ONEOK, Inc 7.150 01/15/51 329,474
1,500,000 ONEOK, Inc 6.625 09/01/53 1,600,704
1,500,000 Ovintiv, Inc 5.375 01/01/26 1,492,302
500,000 Ovintiv, Inc 5.650 05/15/28 505,685
1,000,000 Ovintiv, Inc 6.250 07/15/33 1,030,781
1,000,000 Ovintiv, Inc 6.500 08/15/34 1,045,928
1,000,000 Ovintiv, Inc 7.100 07/15/53 1,096,858
500,000 Patterson-UTI Energy, Inc 7.150 10/01/33 529,605
925,000 Phillips 66 1.300 02/15/26 865,875
1,000,000 Phillips 66 3.900 03/15/28 958,246
738,000 Phillips 66 4.650 11/15/34 686,661
125,000 Phillips 66 5.875 05/01/42 125,961
2,375,000 Phillips 66 4.875 11/15/44 2,102,885
825,000 Phillips 66 3.300 03/15/52 539,372
100,000 Phillips 66 Co 3.550 10/01/26 96,561
1,000,000 Phillips 66 Co 4.950 12/01/27 997,220
675,000 Phillips 66 Co 3.750 03/01/28 644,113
500,000 Phillips 66 Co 3.150 12/15/29 452,427
1,000,000 Phillips 66 Co 5.250 06/15/31 996,072
1,125,000 Phillips 66 Co 5.300 06/30/33 1,111,657
425,000 Phillips 66 Co 4.680 02/15/45 362,464
350,000 Phillips 66 Co 4.900 10/01/46 307,416
1,000,000 Phillips 66 Co 5.650 06/15/54 960,527
2,000,000 Pioneer Natural Resources Co 1.125 01/15/26 1,875,702
350,000 Pioneer Natural Resources Co 5.100 03/29/26 349,227
1,750,000 Pioneer Natural Resources Co 2.150 01/15/31 1,469,261
1,025,000 Plains All American Pipeline LP 4.650 10/15/25 1,011,166
2,075,000 Plains All American Pipeline LP 4.500 12/15/26 2,030,223
1,500,000 Plains All American Pipeline LP 3.550 12/15/29 1,369,663
1,000,000 Plains All American Pipeline LP 3.800 09/15/30 913,452
750,000 Plains All American Pipeline LP 5.700 09/15/34 743,111
100,000 Plains All American Pipeline LP 6.650 01/15/37 105,161
250,000 Plains All American Pipeline LP 5.150 06/01/42 221,449
300,000 Plains All American Pipeline LP 4.700 06/15/44 246,949
300,000 Plains All American Pipeline LP 4.900 02/15/45 254,296
275,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 276,101
2,675,000 Sabine Pass Liquefaction LLC 5.000 03/15/27 2,652,439
550,000 Sabine Pass Liquefaction LLC 4.200 03/15/28 530,617
1,500,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 1,438,997
1,000,000 Sabine Pass Liquefaction LLC 5.900 09/15/37 1,023,421
750,000 Schlumberger Finance Canada Ltd 1.400 09/17/25 715,449
1,500,000 Schlumberger Investment S.A. 2.650 06/26/30 1,320,323
1,000,000 Schlumberger Investment S.A. 4.850 05/15/33 979,536
1,000,000 Schlumberger Investment S.A. 5.000 06/01/34 984,315
2,075,000 Shell International Finance BV 2.875 05/10/26 1,995,164
925,000 Shell International Finance BV 2.500 09/12/26 875,585
1,225,000 Shell International Finance BV 3.875 11/13/28 1,174,848
4,000,000 Shell International Finance BV 2.375 11/07/29 3,528,972
1,000,000 Shell International Finance BV 2.750 04/06/30 891,679
500,000 Shell International Finance BV 4.125 05/11/35 458,546

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 350,000 Shell International Finance BV 6.375% 12/15/38 $ 385,714
100,000 Shell International Finance BV 5.500 03/25/40 100,492
1,500,000 Shell International Finance BV 2.875 11/26/41 1,068,991
1,200,000 Shell International Finance BV 4.550 08/12/43 1,069,424
2,025,000 Shell International Finance BV 4.375 05/11/45 1,726,193
650,000 Shell International Finance BV 4.000 05/10/46 522,782
3,180,000 Shell International Finance BV 3.750 09/12/46 2,457,305
1,500,000 Shell International Finance BV 3.125 11/07/49 1,017,734
1,500,000 Shell International Finance BV 3.250 04/06/50 1,041,350
2,000,000 Shell International Finance BV 3.000 11/26/51 1,309,437
1,100,000 Spectra Energy Partners LP 3.375 10/15/26 1,053,089
200,000 Spectra Energy Partners LP 5.950 09/25/43 199,288
600,000 Spectra Energy Partners LP 4.500 03/15/45 490,356
250,000 Suncor Energy, Inc 6.800 05/15/38 266,803
1,625,000 Suncor Energy, Inc 6.500 06/15/38 1,701,745
1,550,000 Suncor Energy, Inc 4.000 11/15/47 1,167,603
1,000,000 Suncor Energy, Inc 3.750 03/04/51 717,310
2,000,000 Targa Resources Corp 5.200 07/01/27 1,996,144
350,000 Targa Resources Corp 4.200 02/01/33 314,712
750,000 Targa Resources Corp 6.125 03/15/33 770,239
575,000 Targa Resources Corp 4.950 04/15/52 490,005
1,250,000 Targa Resources Corp 6.250 07/01/52 1,261,150
750,000 Targa Resources Corp 6.500 02/15/53 787,921
1,000,000 Targa Resources Partners LP 6.875 01/15/29 1,025,471
400,000 Targa Resources Partners LP 6.150 03/01/29 412,884
1,000,000 Targa Resources Partners LP 5.500 03/01/30 993,859
500,000 Targa Resources Partners LP 6.500 03/30/34 529,466
300,000 TC PipeLines LP 4.375 03/13/25 297,081
350,000 TC PipeLines LP 3.900 05/25/27 335,282
1,000,000 Tosco Corp 8.125 02/15/30 1,156,813
1,300,000 Total Capital International S.A. 2.829 01/10/30 1,165,633
500,000 TotalEnergies Capital International S.A. 2.434 01/10/25 492,013
900,000 TotalEnergies Capital International S.A. 3.455 02/19/29 844,324
775,000 TotalEnergies Capital International S.A. 2.986 06/29/41 564,866
500,000 TotalEnergies Capital International S.A. 3.461 07/12/49 363,600
1,500,000 TotalEnergies Capital International S.A. 3.127 05/29/50 1,011,399
1,000,000 TotalEnergies Capital International S.A. 3.386 06/29/60 665,435
1,125,000 TotalEnergies Capital S.A. 3.883 10/11/28 1,079,762
300,000 TotalEnergies Capital S.A. 5.150 04/05/34 300,109
1,275,000 TotalEnergies Capital S.A. 5.488 04/05/54 1,257,354
1,925,000 TotalEnergies Capital S.A. 5.638 04/05/64 1,906,119
1,225,000 TransCanada PipeLines Ltd 4.875 01/15/26 1,214,864
4,000,000 TransCanada PipeLines Ltd 4.100 04/15/30 3,774,060
1,750,000 TransCanada PipeLines Ltd 2.500 10/12/31 1,465,961
1,925,000 TransCanada PipeLines Ltd 4.625 03/01/34 1,804,195
100,000 TransCanada PipeLines Ltd 6.200 10/15/37 103,269
500,000 TransCanada PipeLines Ltd 4.750 05/15/38 457,276
200,000 TransCanada PipeLines Ltd 7.625 01/15/39 233,288
125,000 TransCanada PipeLines Ltd 6.100 06/01/40 127,080
1,200,000 TransCanada PipeLines Ltd 5.000 10/16/43 1,077,115
750,000 TransCanada PipeLines Ltd 4.875 05/15/48 658,682
1,425,000 (a) TransCanada PipeLines Ltd 5.100 03/15/49 1,293,444
700,000 Transcontinental Gas Pipe Line Co LLC 7.850 02/01/26 720,162
1,200,000 Transcontinental Gas Pipe Line Co LLC 4.000 03/15/28 1,150,233
500,000 Transcontinental Gas Pipe Line Co LLC 3.250 05/15/30 451,157
850,000 Transcontinental Gas Pipe Line Co LLC 4.600 03/15/48 723,692
500,000 Transcontinental Gas Pipe Line Co LLC 3.950 05/15/50 378,710
750,000 Valero Energy Corp 2.150 09/15/27 683,611
342,000 Valero Energy Corp 4.350 06/01/28 330,946
1,500,000 Valero Energy Corp 2.800 12/01/31 1,272,967
455,000 Valero Energy Corp 7.500 04/15/32 513,511

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 850,000 Valero Energy Corp 6.625% 06/15/37 $ 906,080
300,000 Valero Energy Corp 4.900 03/15/45 268,225
1,500,000 Valero Energy Corp 3.650 12/01/51 1,034,810
1,000,000 Valero Energy Corp 4.000 06/01/52 732,780
300,000 Valero Energy Partners LP 4.500 03/15/28 292,358
750,000 Western Midstream Operating LP 6.350 01/15/29 773,548
2,000,000 Western Midstream Operating LP 4.300 02/01/30 1,860,096
3,500,000 Western Midstream Operating LP 6.150 04/01/33 3,587,871
925,000 Williams Cos, Inc 4.000 09/15/25 907,109
1,300,000 Williams Cos, Inc 3.750 06/15/27 1,247,740
1,300,000 Williams Cos, Inc 5.300 08/15/28 1,303,984
1,000,000 Williams Cos, Inc 4.900 03/15/29 986,418
3,500,000 Williams Cos, Inc 2.600 03/15/31 2,956,473
1,000,000 Williams Cos, Inc 4.650 08/15/32 949,842
625,000 Williams Cos, Inc 5.650 03/15/33 630,702
750,000 Williams Cos, Inc 5.150 03/15/34 731,720
300,000 Williams Cos, Inc 6.300 04/15/40 310,807
300,000 Williams Cos, Inc 5.800 11/15/43 291,678
300,000 Williams Cos, Inc 5.400 03/04/44 282,695
1,000,000 Williams Cos, Inc 4.900 01/15/45 872,733
225,000 Williams Cos, Inc 5.100 09/15/45 202,709
1,700,000 Williams Cos, Inc 4.850 03/01/48 1,470,322
1,500,000 Williams Cos, Inc 3.500 10/15/51 1,037,664
500,000 Williams Cos, Inc 5.300 08/15/52 462,516
TOTAL ENERGY 416,741,817
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
550,000 Agree LP 2.000 06/15/28 485,824
150,000 Agree LP 2.900 10/01/30 129,289
200,000 Agree LP 4.800 10/01/32 187,546
500,000 Agree LP 2.600 06/15/33 392,994
1,000,000 Agree LP 5.625 06/15/34 989,739
100,000 Alexandria Real Estate Equities, Inc 3.450 04/30/25 98,146
200,000 Alexandria Real Estate Equities, Inc 4.300 01/15/26 196,675
500,000 Alexandria Real Estate Equities, Inc 3.800 04/15/26 485,810
200,000 Alexandria Real Estate Equities, Inc 4.500 07/30/29 192,825
425,000 Alexandria Real Estate Equities, Inc 2.750 12/15/29 373,480
100,000 Alexandria Real Estate Equities, Inc 4.700 07/01/30 96,620
275,000 Alexandria Real Estate Equities, Inc 3.375 08/15/31 242,534
1,500,000 Alexandria Real Estate Equities, Inc 2.000 05/18/32 1,173,990
450,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 338,547
800,000 Alexandria Real Estate Equities, Inc 2.950 03/15/34 647,907
600,000 Alexandria Real Estate Equities, Inc 4.750 04/15/35 558,456
1,000,000 Alexandria Real Estate Equities, Inc 5.250 05/15/36 962,211
500,000 Alexandria Real Estate Equities, Inc 4.850 04/15/49 421,341
700,000 Alexandria Real Estate Equities, Inc 4.000 02/01/50 519,415
1,000,000 Alexandria Real Estate Equities, Inc 3.000 05/18/51 602,113
1,500,000 Alexandria Real Estate Equities, Inc 3.550 03/15/52 1,005,264
200,000 Alexandria Real Estate Equities, Inc 5.150 04/15/53 175,808
500,000 Alexandria Real Estate Equities, Inc 5.625 05/15/54 468,511
1,000,000 American Assets Trust LP 3.375 02/01/31 819,320
500,000 American Homes 4 Rent LP 4.900 02/15/29 488,661
250,000 American Homes 4 Rent LP 2.375 07/15/31 203,121
750,000 American Homes 4 Rent LP 3.625 04/15/32 655,716
1,000,000 American Homes 4 Rent LP 5.500 02/01/34 983,316
250,000 American Homes 4 Rent LP 3.375 07/15/51 162,647
500,000 American Homes 4 Rent LP 4.300 04/15/52 387,563
525,000 American Tower Corp 4.000 06/01/25 516,624
1,350,000 American Tower Corp 1.300 09/15/25 1,282,553
200,000 American Tower Corp 4.400 02/15/26 196,413
1,000,000 American Tower Corp 1.600 04/15/26 933,471
1,000,000 American Tower Corp 1.450 09/15/26 917,593

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 425,000 American Tower Corp 3.375% 10/15/26 $ 405,894
750,000 American Tower Corp 2.750 01/15/27 703,646
500,000 American Tower Corp 3.125 01/15/27 473,765
500,000 American Tower Corp 3.650 03/15/27 478,839
150,000 American Tower Corp 3.550 07/15/27 142,316
1,000,000 American Tower Corp 5.500 03/15/28 1,005,902
1,250,000 American Tower Corp 5.800 11/15/28 1,274,242
1,000,000 American Tower Corp 5.200 02/15/29 996,547
350,000 American Tower Corp 3.950 03/15/29 330,240
750,000 American Tower Corp 2.900 01/15/30 661,169
750,000 American Tower Corp 2.100 06/15/30 628,397
725,000 American Tower Corp 1.875 10/15/30 590,252
1,000,000 American Tower Corp 2.700 04/15/31 845,732
1,000,000 American Tower Corp 2.300 09/15/31 815,861
500,000 American Tower Corp 4.050 03/15/32 457,121
1,000,000 American Tower Corp 5.650 03/15/33 1,006,340
1,250,000 American Tower Corp 5.900 11/15/33 1,279,968
1,000,000 American Tower Corp 5.450 02/15/34 991,264
1,350,000 American Tower Corp 3.700 10/15/49 979,052
425,000 American Tower Corp 3.100 06/15/50 274,319
1,000,000 American Tower Corp 2.950 01/15/51 625,378
200,000 AvalonBay Communities, Inc 2.950 05/11/26 191,877
100,000 AvalonBay Communities, Inc 2.900 10/15/26 94,926
1,200,000 AvalonBay Communities, Inc 3.350 05/15/27 1,144,594
200,000 AvalonBay Communities, Inc 3.200 01/15/28 187,976
500,000 AvalonBay Communities, Inc 1.900 12/01/28 439,890
750,000 AvalonBay Communities, Inc 3.300 06/01/29 691,900
750,000 AvalonBay Communities, Inc 2.300 03/01/30 648,814
800,000 AvalonBay Communities, Inc 2.050 01/15/32 654,589
450,000 AvalonBay Communities, Inc 5.000 02/15/33 438,822
1,000,000 AvalonBay Communities, Inc 5.300 12/07/33 993,395
500,000 AvalonBay Communities, Inc 5.350 06/01/34 500,306
400,000 AvalonBay Communities, Inc 4.150 07/01/47 322,809
200,000 AvalonBay Communities, Inc 4.350 04/15/48 165,814
1,500,000 Boston Properties LP 3.200 01/15/25 1,477,632
275,000 Boston Properties LP 3.650 02/01/26 265,392
700,000 Boston Properties LP 2.750 10/01/26 653,190
500,000 Boston Properties LP 6.750 12/01/27 512,911
550,000 Boston Properties LP 4.500 12/01/28 518,826
50,000 Boston Properties LP 3.400 06/21/29 44,439
750,000 Boston Properties LP 2.900 03/15/30 636,304
1,000,000 Boston Properties LP 3.250 01/30/31 845,222
1,000,000 Boston Properties LP 2.550 04/01/32 779,813
1,000,000 Boston Properties LP 2.450 10/01/33 740,852
500,000 (a) Boston Properties LP 6.500 01/15/34 508,581
225,000 Brixmor Operating Partnership LP 4.125 06/15/26 219,061
300,000 Brixmor Operating Partnership LP 3.900 03/15/27 288,147
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 89,223
600,000 Brixmor Operating Partnership LP 4.125 05/15/29 566,316
940,000 Brixmor Operating Partnership LP 4.050 07/01/30 872,342
100,000 Brixmor Operating Partnership LP 2.500 08/16/31 82,214
1,500,000 Brixmor Operating Partnership LP 5.500 02/15/34 1,473,951
1,000,000 Brixmor Operating Partnership LP 5.750 02/15/35 997,495
500,000 Broadstone Net Lease LLC 2.600 09/15/31 397,343
750,000 Camden Property Trust 5.850 11/03/26 760,701
100,000 Camden Property Trust 4.100 10/15/28 95,995
325,000 Camden Property Trust 3.150 07/01/29 296,178
100,000 Camden Property Trust 2.800 05/15/30 88,627
750,000 Camden Property Trust 4.900 01/15/34 717,570
500,000 Camden Property Trust 3.350 11/01/49 349,930
1,000,000 Corporate Office Properties LP 2.250 03/15/26 944,125

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,000,000 Corporate Office Properties LP 2.000% 01/15/29 $ 847,897
175,000 Corporate Office Properties LP 2.750 04/15/31 144,688
975,000 Crown Castle, Inc 4.450 02/15/26 957,931
250,000 Crown Castle, Inc 3.700 06/15/26 241,596
1,500,000 Crown Castle, Inc 1.050 07/15/26 1,372,961
100,000 Crown Castle, Inc 4.000 03/01/27 96,587
525,000 Crown Castle, Inc 3.650 09/01/27 498,910
750,000 Crown Castle, Inc 5.000 01/11/28 740,807
775,000 Crown Castle, Inc 3.800 02/15/28 734,256
1,000,000 Crown Castle, Inc 4.800 09/01/28 978,878
300,000 Crown Castle, Inc 4.300 02/15/29 286,561
1,000,000 Crown Castle, Inc 5.600 06/01/29 1,008,538
500,000 Crown Castle, Inc 3.100 11/15/29 446,369
275,000 Crown Castle, Inc 3.300 07/01/30 245,083
1,050,000 Crown Castle, Inc 2.250 01/15/31 863,534
1,500,000 Crown Castle, Inc 2.100 04/01/31 1,214,740
1,000,000 Crown Castle, Inc 2.500 07/15/31 826,266
1,000,000 Crown Castle, Inc 5.100 05/01/33 964,591
1,000,000 Crown Castle, Inc 5.800 03/01/34 1,010,134
1,000,000 Crown Castle, Inc 2.900 04/01/41 692,038
200,000 (a) Crown Castle, Inc 4.750 05/15/47 170,014
300,000 (a) Crown Castle, Inc 5.200 02/15/49 271,858
500,000 Crown Castle, Inc 4.000 11/15/49 380,841
200,000 Crown Castle, Inc 4.150 07/01/50 155,317
875,000 Crown Castle, Inc 3.250 01/15/51 580,975
200,000 CubeSmart LP 3.125 09/01/26 190,549
600,000 CubeSmart LP 2.250 12/15/28 528,311
100,000 CubeSmart LP 4.375 02/15/29 95,874
250,000 CubeSmart LP 3.000 02/15/30 221,322
450,000 CubeSmart LP 2.000 02/15/31 363,820
700,000 CubeSmart LP 2.500 02/15/32 572,274
475,000 Digital Realty Trust LP 3.700 08/15/27 453,407
1,300,000 Digital Realty Trust LP 5.550 01/15/28 1,311,519
300,000 Digital Realty Trust LP 4.450 07/15/28 290,714
1,000,000 Digital Realty Trust LP 3.600 07/01/29 927,587
1,000,000 EPR Properties 3.600 11/15/31 833,679
1,000,000 Equinix Europe 2 Financing Corp LLC 5.500 06/15/34 998,375
2,000,000 Equinix, Inc 1.450 05/15/26 1,856,776
650,000 Equinix, Inc 2.900 11/18/26 613,955
800,000 Equinix, Inc 1.550 03/15/28 699,584
2,000,000 Equinix, Inc 2.000 05/15/28 1,771,120
1,000,000 Equinix, Inc 3.200 11/18/29 901,016
175,000 Equinix, Inc 2.150 07/15/30 146,725
1,000,000 Equinix, Inc 2.500 05/15/31 837,725
1,500,000 Equinix, Inc 3.400 02/15/52 1,027,884
200,000 ERP Operating LP 2.850 11/01/26 189,628
1,150,000 ERP Operating LP 3.250 08/01/27 1,088,554
500,000 ERP Operating LP 3.500 03/01/28 474,243
200,000 ERP Operating LP 4.150 12/01/28 193,049
750,000 ERP Operating LP 3.000 07/01/29 681,258
300,000 ERP Operating LP 2.500 02/15/30 261,737
500,000 ERP Operating LP 1.850 08/01/31 403,800
425,000 ERP Operating LP 4.500 07/01/44 360,879
100,000 ERP Operating LP 4.000 08/01/47 76,665
650,000 Essential Properties LP 2.950 07/15/31 534,755
100,000 Essex Portfolio LP 3.375 04/15/26 96,557
200,000 Essex Portfolio LP 3.625 05/01/27 191,367
900,000 Essex Portfolio LP 4.000 03/01/29 850,088
325,000 Essex Portfolio LP 3.000 01/15/30 288,685
750,000 Essex Portfolio LP 1.650 01/15/31 595,584
1,000,000 Essex Portfolio LP 2.550 06/15/31 833,040

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 350,000 Essex Portfolio LP 5.500% 04/01/34 $ 346,856
300,000 Essex Portfolio LP 4.500 03/15/48 247,523
525,000 Extra Space Storage LP 3.500 07/01/26 505,072
200,000 Extra Space Storage LP 3.875 12/15/27 190,832
500,000 Extra Space Storage LP 3.900 04/01/29 470,776
500,000 Extra Space Storage LP 4.000 06/15/29 468,826
1,000,000 Extra Space Storage LP 5.500 07/01/30 1,007,547
100,000 Extra Space Storage LP 2.200 10/15/30 83,001
500,000 Extra Space Storage LP 5.900 01/15/31 510,615
700,000 Extra Space Storage LP 2.550 06/01/31 582,647
450,000 Extra Space Storage LP 2.400 10/15/31 369,717
500,000 Extra Space Storage LP 2.350 03/15/32 398,295
750,000 Extra Space Storage LP 5.400 02/01/34 734,118
300,000 Federal Realty OP LP 1.250 02/15/26 279,971
50,000 Federal Realty OP LP 3.250 07/15/27 47,223
1,000,000 Federal Realty OP LP 5.375 05/01/28 1,001,093
1,300,000 Federal Realty OP LP 3.200 06/15/29 1,178,124
300,000 Federal Realty OP LP 3.500 06/01/30 272,058
200,000 Federal Realty OP LP 4.500 12/01/44 161,643
1,300,000 GLP Capital LP 5.250 06/01/25 1,289,118
150,000 GLP Capital LP 5.375 04/15/26 148,775
750,000 GLP Capital LP 5.750 06/01/28 750,412
200,000 GLP Capital LP 5.300 01/15/29 197,055
500,000 GLP Capital LP 4.000 01/15/30 458,099
500,000 GLP Capital LP 4.000 01/15/31 448,272
750,000 GLP Capital LP 3.250 01/15/32 630,256
1,000,000 GLP Capital LP 6.750 12/01/33 1,050,672
800,000 Healthcare Realty Holdings LP 3.500 08/01/26 766,363
100,000 Healthcare Realty Holdings LP 3.625 01/15/28 92,424
500,000 Healthcare Realty Holdings LP 3.100 02/15/30 437,219
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 82,409
975,000 (a) Healthcare Realty Holdings LP 2.000 03/15/31 768,242
175,000 Healthcare Realty Holdings LP 2.050 03/15/31 135,413
100,000 Healthpeak OP LLC 3.250 07/15/26 95,773
1,500,000 Healthpeak OP LLC 1.350 02/01/27 1,359,869
325,000 Healthpeak OP LLC 2.125 12/01/28 286,837
600,000 Healthpeak OP LLC 3.500 07/15/29 554,248
1,000,000 Healthpeak OP LLC 3.000 01/15/30 887,405
175,000 Healthpeak OP LLC 2.875 01/15/31 151,009
30,000 Healthpeak OP LLC 6.750 02/01/41 32,728
750,000 Healthpeak Properties Interim, Inc 5.250 12/15/32 736,400
100,000 Highwoods Realty LP 3.875 03/01/27 94,814
150,000 Highwoods Realty LP 4.125 03/15/28 140,144
250,000 Highwoods Realty LP 4.200 04/15/29 229,011
500,000 Highwoods Realty LP 3.050 02/15/30 423,985
775,000 Highwoods Realty LP 2.600 02/01/31 619,098
1,000,000 Highwoods Realty LP 7.650 02/01/34 1,076,064
200,000 Host Hotels & Resorts LP 4.000 06/15/25 196,659
100,000 Host Hotels & Resorts LP 4.500 02/01/26 98,196
500,000 Host Hotels & Resorts LP 3.375 12/15/29 446,154
850,000 Host Hotels & Resorts LP 3.500 09/15/30 751,120
200,000 Host Hotels & Resorts LP 2.900 12/15/31 167,080
100,000 Host Hotels & Resorts LP 5.700 07/01/34 98,277
300,000 Invitation Homes Operating Partnership LP 2.300 11/15/28 265,647
500,000 Invitation Homes Operating Partnership LP 5.450 08/15/30 500,881
500,000 Invitation Homes Operating Partnership LP 2.000 08/15/31 396,972
575,000 Invitation Homes Operating Partnership LP 4.150 04/15/32 524,558
500,000 Invitation Homes Operating Partnership LP 5.500 08/15/33 492,925
750,000 Invitation Homes Operating Partnership LP 2.700 01/15/34 590,727
125,000 Kilroy Realty LP 3.450 12/15/24 123,468
250,000 Kilroy Realty LP 4.750 12/15/28 236,438

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 200,000 (a) Kilroy Realty LP 4.250% 08/15/29 $ 181,254
750,000 Kilroy Realty LP 3.050 02/15/30 632,556
500,000 Kilroy Realty LP 2.500 11/15/32 374,190
1,000,000 Kilroy Realty LP 2.650 11/15/33 734,416
400,000 (a) Kilroy Realty LP 6.250 01/15/36 379,611
625,000 Kimco Realty OP LLC 2.800 10/01/26 591,022
200,000 Kimco Realty OP LLC 3.800 04/01/27 192,357
500,000 Kimco Realty OP LLC 1.900 03/01/28 445,591
750,000 Kimco Realty OP LLC 2.700 10/01/30 648,048
1,000,000 Kimco Realty OP LLC 2.250 12/01/31 802,598
500,000 Kimco Realty OP LLC 4.600 02/01/33 468,930
200,000 Kimco Realty OP LLC 4.250 04/01/45 159,574
175,000 Kimco Realty OP LLC 4.125 12/01/46 133,837
100,000 Kimco Realty OP LLC 4.450 09/01/47 79,784
500,000 Kimco Realty OP LLC 3.700 10/01/49 362,371
1,000,000 Kimco Realty OP, LLC 6.400 03/01/34 1,057,105
400,000 Kite Realty Group LP 5.500 03/01/34 391,073
350,000 Kite Realty Group Trust 4.750 09/15/30 334,305
750,000 LXP Industrial Trust 6.750 11/15/28 777,801
750,000 (a) LXP Industrial Trust 2.700 09/15/30 632,776
1,000,000 Mid-America Apartments LP 1.100 09/15/26 913,442
750,000 Mid-America Apartments LP 3.600 06/01/27 719,126
200,000 Mid-America Apartments LP 4.200 06/15/28 193,878
625,000 Mid-America Apartments LP 3.950 03/15/29 597,868
175,000 Mid-America Apartments LP 2.750 03/15/30 154,877
250,000 Mid-America Apartments LP 1.700 02/15/31 200,588
1,000,000 Mid-America Apartments LP 5.300 02/15/32 995,605
500,000 Mid-America Apartments LP 5.000 03/15/34 485,465
150,000 Mid-America Apartments LP 2.875 09/15/51 92,826
500,000 National Health Investors, Inc 3.000 02/01/31 408,474
1,550,000 NNN REIT, Inc 3.500 10/15/27 1,470,116
300,000 NNN REIT, Inc 2.500 04/15/30 257,381
200,000 NNN REIT, Inc 5.600 10/15/33 198,995
1,000,000 NNN REIT, Inc 5.500 06/15/34 990,628
500,000 NNN REIT, Inc 3.100 04/15/50 317,311
1,000,000 NNN REIT, Inc 3.000 04/15/52 622,588
200,000 OMEGA Healthcare Investors, Inc 4.500 04/01/27 193,624
825,000 OMEGA Healthcare Investors, Inc 4.750 01/15/28 798,267
500,000 OMEGA Healthcare Investors, Inc 3.625 10/01/29 446,380
500,000 OMEGA Healthcare Investors, Inc 3.375 02/01/31 427,039
1,000,000 OMEGA Healthcare Investors, Inc 3.250 04/15/33 808,331
1,000,000 Phillips Edison Grocery Center Operating Partnership
I LP
2.625 11/15/31 815,438
1,000,000 Phillips Edison Grocery Center Operating Partnership
I LP
5.750 07/15/34 987,543
200,000 Physicians Realty LP 4.300 03/15/27 195,671
200,000 Physicians Realty LP 3.950 01/15/28 191,255
1,000,000 Physicians Realty LP 2.625 11/01/31 827,793
750,000 (a) Piedmont Operating Partnership LP 6.875 07/15/29 740,991
1,000,000 Piedmont Operating Partnership LP 2.750 04/01/32 733,424
100,000 Prologis LP 3.250 10/01/26 95,905
100,000 Prologis LP 4.375 02/01/29 97,440
500,000 Prologis LP 2.250 04/15/30 430,113
1,000,000 Prologis LP 1.625 03/15/31 801,420
100,000 Prologis LP 4.375 09/15/48 83,816
500,000 Prologis LP 3.000 04/15/50 322,937
500,000 Prologis LP 2.125 10/15/50 265,363
100,000 ProLogis LP 3.250 06/30/26 96,390
1,000,000 ProLogis LP 3.375 12/15/27 948,283
750,000 ProLogis LP 4.875 06/15/28 746,330
100,000 ProLogis LP 4.000 09/15/28 96,238
225,000 ProLogis LP 2.875 11/15/29 202,411

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 200,000 ProLogis LP 1.750% 07/01/30 $ 165,405
775,000 ProLogis LP 2.250 01/15/32 633,135
1,000,000 ProLogis LP 4.625 01/15/33 957,729
750,000 ProLogis LP 4.750 06/15/33 723,141
750,000 ProLogis LP 5.125 01/15/34 741,159
1,000,000 ProLogis LP 5.000 03/15/34 978,052
500,000 ProLogis LP 3.050 03/01/50 326,172
1,250,000 ProLogis LP 5.250 06/15/53 1,179,406
1,000,000 ProLogis LP 5.250 03/15/54 944,819
1,500,000 Public Storage 0.875 02/15/26 1,399,170
750,000 Public Storage 1.500 11/09/26 690,529
200,000 Public Storage 3.094 09/15/27 188,462
750,000 Public Storage 1.950 11/09/28 660,925
500,000 Public Storage 3.385 05/01/29 466,854
250,000 Public Storage 2.250 11/09/31 206,383
1,000,000 Public Storage 5.100 08/01/33 991,754
1,500,000 Public Storage 5.350 08/01/53 1,446,771
1,000,000 Rayonier LP 2.750 05/17/31 833,810
750,000 Realty Income Corp 0.750 03/15/26 692,863
425,000 Realty Income Corp 4.875 06/01/26 421,155
200,000 Realty Income Corp 4.125 10/15/26 194,893
200,000 Realty Income Corp 3.000 01/15/27 189,454
300,000 Realty Income Corp 3.200 01/15/27 283,845
650,000 Realty Income Corp 3.950 08/15/27 626,741
1,000,000 Realty Income Corp 3.400 01/15/28 942,582
1,000,000 Realty Income Corp 3.650 01/15/28 951,806
1,000,000 Realty Income Corp 2.100 03/15/28 896,067
500,000 Realty Income Corp 2.200 06/15/28 447,354
750,000 Realty Income Corp 4.700 12/15/28 736,302
500,000 Realty Income Corp 4.750 02/15/29 491,382
500,000 Realty Income Corp 3.250 06/15/29 459,962
500,000 Realty Income Corp 4.000 07/15/29 473,377
500,000 Realty Income Corp 3.100 12/15/29 449,094
300,000 Realty Income Corp 3.400 01/15/30 273,191
1,000,000 Realty Income Corp 4.850 03/15/30 980,059
1,500,000 Realty Income Corp 3.250 01/15/31 1,326,892
500,000 Realty Income Corp 3.200 02/15/31 438,466
750,000 Realty Income Corp 1.800 03/15/33 563,650
750,000 Realty Income Corp 4.900 07/15/33 716,931
500,000 Realty Income Corp 5.125 02/15/34 485,341
300,000 Realty Income Corp 4.650 03/15/47 258,412
200,000 Regency Centers Corp 5.250 01/15/34 194,785
375,000 Regency Centers LP 3.600 02/01/27 359,948
125,000 Regency Centers LP 4.125 03/15/28 120,339
425,000 Regency Centers LP 2.950 09/15/29 381,519
500,000 Regency Centers LP 3.700 06/15/30 460,539
200,000 Regency Centers LP 4.400 02/01/47 161,522
300,000 Regency Centers LP 4.650 03/15/49 247,835
500,000 Retail Opportunity Investments Partnership LP 6.750 10/15/28 517,553
500,000 Rexford Industrial Realty LP 5.000 06/15/28 494,499
1,000,000 Rexford Industrial Realty LP 2.125 12/01/30 818,129
300,000 Sabra Health Care LP 5.125 08/15/26 295,266
1,000,000 Sabra Health Care LP 3.200 12/01/31 831,264
1,000,000 Safehold GL Holdings LLC 2.800 06/15/31 836,203
1,000,000 Safehold GL Holdings LLC 6.100 04/01/34 987,828
625,000 Simon Property Group LP 3.300 01/15/26 605,590
350,000 Simon Property Group LP 3.250 11/30/26 334,256
1,000,000 Simon Property Group LP 1.375 01/15/27 912,383
200,000 Simon Property Group LP 3.375 06/15/27 190,779
300,000 Simon Property Group LP 3.375 12/01/27 283,754
1,000,000 Simon Property Group LP 1.750 02/01/28 890,852

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,750,000 Simon Property Group LP 2.450% 09/13/29 $ 1,537,466
750,000 Simon Property Group LP 2.650 07/15/30 653,301
1,000,000 Simon Property Group LP 2.200 02/01/31 826,658
500,000 Simon Property Group LP 2.250 01/15/32 405,957
1,500,000 Simon Property Group LP 2.650 02/01/32 1,251,959
1,000,000 Simon Property Group LP 5.500 03/08/33 1,005,596
500,000 (a) Simon Property Group LP 6.250 01/15/34 527,368
1,500,000 Simon Property Group LP 4.250 10/01/44 1,214,753
300,000 Simon Property Group LP 4.250 11/30/46 240,825
500,000 Simon Property Group LP 3.250 09/13/49 335,012
750,000 Simon Property Group LP 3.800 07/15/50 550,095
1,000,000 Simon Property Group LP 5.850 03/08/53 994,198
500,000 Simon Property Group LP 6.650 01/15/54 548,931
150,000 SITE Centers Corp 4.250 02/01/26 148,341
200,000 SITE Centers Corp 4.700 06/01/27 198,476
500,000 STORE Capital Corp 4.625 03/15/29 472,221
500,000 STORE Capital Corp 2.750 11/18/30 414,283
500,000 Sun Communities Operating LP 2.300 11/01/28 439,528
500,000 Sun Communities Operating LP 5.500 01/15/29 500,134
1,000,000 Sun Communities Operating LP 4.200 04/15/32 896,595
500,000 Sun Communities Operating LP 5.700 01/15/33 492,378
100,000 Tanger Properties LP 3.125 09/01/26 94,271
250,000 Tanger Properties LP 3.875 07/15/27 237,033
500,000 Tanger Properties LP 2.750 09/01/31 407,347
200,000 UDR, Inc 3.500 07/01/27 189,723
200,000 UDR, Inc 3.500 01/15/28 188,466
600,000 UDR, Inc 3.200 01/15/30 542,148
1,000,000 UDR, Inc 3.000 08/15/31 864,325
750,000 UDR, Inc 2.100 08/01/32 586,850
500,000 UDR, Inc 1.900 03/15/33 377,638
300,000 UDR, Inc 3.100 11/01/34 242,062
120,000 Ventas Realty LP 4.125 01/15/26 117,250
200,000 Ventas Realty LP 3.250 10/15/26 190,050
1,000,000 Ventas Realty LP 4.000 03/01/28 953,830
525,000 Ventas Realty LP 4.400 01/15/29 504,473
350,000 Ventas Realty LP 3.000 01/15/30 308,998
500,000 Ventas Realty LP 4.750 11/15/30 479,889
1,025,000 Ventas Realty LP 2.500 09/01/31 841,651
1,000,000 Ventas Realty LP 5.625 07/01/34 991,185
300,000 Ventas Realty LP 4.375 02/01/45 235,583
300,000 Ventas Realty LP 4.875 04/15/49 254,564
1,500,000 VICI Properties LP 4.375 05/15/25 1,480,084
850,000 VICI Properties LP 4.750 02/15/28 830,234
750,000 VICI Properties LP 4.950 02/15/30 723,555
1,000,000 VICI Properties LP 5.750 04/01/34 990,629
1,000,000 VICI Properties LP 5.625 05/15/52 900,352
1,000,000 VICI Properties LP 6.125 04/01/54 959,946
600,000 Welltower OP LLC 4.250 04/01/26 587,655
500,000 Welltower OP LLC 2.700 02/15/27 471,130
600,000 Welltower OP LLC 4.250 04/15/28 580,052
1,000,000 Welltower OP LLC 2.050 01/15/29 873,448
500,000 Welltower OP LLC 4.125 03/15/29 477,834
425,000 Welltower OP LLC 3.100 01/15/30 380,881
400,000 Welltower OP LLC 2.750 01/15/31 344,561
1,000,000 Welltower OP LLC 2.800 06/01/31 853,516
500,000 Welltower OP LLC 2.750 01/15/32 420,483
150,000 Welltower OP LLC 3.850 06/15/32 135,111
300,000 Welltower OP LLC 4.950 09/01/48 271,520
1,000,000 Weyerhaeuser Co 4.750 05/15/26 988,492
500,000 Weyerhaeuser Co 4.000 11/15/29 470,167
500,000 Weyerhaeuser Co 4.000 04/15/30 466,672

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 304,000 Weyerhaeuser Co 7.375% 03/15/32 $ 339,829
300,000 Weyerhaeuser Co 3.375 03/09/33 256,966
1,375,000 Weyerhaeuser Co 4.000 03/09/52 1,037,122
1,000,000 WP Carey, Inc 3.850 07/15/29 933,677
750,000 WP Carey, Inc 2.400 02/01/31 622,152
500,000 WP Carey, Inc 2.450 02/01/32 405,450
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 225,309,043
FINANCIAL SERVICES - 2.6%
1,675,000 AerCap Ireland Capital DAC 3.500 01/15/25 1,654,000
1,000,000 AerCap Ireland Capital DAC 6.500 07/15/25 1,007,647
300,000 AerCap Ireland Capital DAC 4.450 10/01/25 295,808
500,000 AerCap Ireland Capital DAC 1.750 01/30/26 470,989
500,000 AerCap Ireland Capital DAC 4.450 04/03/26 490,779
2,500,000 AerCap Ireland Capital DAC 2.450 10/29/26 2,332,084
3,895,000 AerCap Ireland Capital DAC 6.450 04/15/27 3,983,892
250,000 AerCap Ireland Capital DAC 3.650 07/21/27 237,285
1,000,000 AerCap Ireland Capital DAC 4.625 10/15/27 974,340
200,000 AerCap Ireland Capital DAC 3.875 01/23/28 189,489
1,000,000 AerCap Ireland Capital DAC 5.750 06/06/28 1,010,430
1,450,000 AerCap Ireland Capital DAC 3.000 10/29/28 1,317,717
1,000,000 AerCap Ireland Capital DAC 5.100 01/19/29 990,404
4,000,000 AerCap Ireland Capital DAC 6.150 09/30/30 4,135,330
700,000 AerCap Ireland Capital DAC 3.300 01/30/32 601,451
2,000,000 AerCap Ireland Capital DAC 3.400 10/29/33 1,677,578
1,000,000 AerCap Ireland Capital DAC 5.300 01/19/34 979,397
800,000 AerCap Ireland Capital DAC 3.850 10/29/41 625,654
1,000,000 Affiliated Managers Group, Inc 3.300 06/15/30 891,992
1,000,000 Ally Financial, Inc 4.750 06/09/27 975,278
400,000 Ally Financial, Inc 7.100 11/15/27 416,769
1,000,000 Ally Financial, Inc 2.200 11/02/28 865,928
1,500,000 Ally Financial, Inc 6.992 06/13/29 1,556,510
500,000 Ally Financial, Inc 6.848 01/03/30 513,768
2,000,000 Ally Financial, Inc 8.000 11/01/31 2,207,175
1,500,000 American Express Co 3.950 08/01/25 1,475,355
1,000,000 American Express Co 4.200 11/06/25 985,208
1,500,000 American Express Co 4.900 02/13/26 1,490,344
2,500,000 American Express Co 3.125 05/20/26 2,405,027
2,000,000 American Express Co 1.650 11/04/26 1,840,082
1,500,000 American Express Co 2.550 03/04/27 1,401,960
1,500,000 American Express Co 5.850 11/05/27 1,536,386
575,000 American Express Co 4.050 05/03/29 554,906
1,000,000 American Express Co 5.282 07/27/29 1,001,991
1,000,000 American Express Co 5.532 04/25/30 1,011,521
1,500,000 American Express Co 6.489 10/30/31 1,599,104
2,700,000 American Express Co 4.989 05/26/33 2,601,186
1,000,000 American Express Co 4.420 08/03/33 943,443
3,000,000 American Express Co 5.043 05/01/34 2,933,811
1,000,000 American Express Co 5.625 07/28/34 1,001,159
500,000 American Express Co 5.915 04/25/35 507,984
525,000 American Express Co 4.050 12/03/42 438,250
125,000 Ameriprise Financial, Inc 3.000 04/02/25 122,563
200,000 Ameriprise Financial, Inc 2.875 09/15/26 190,452
750,000 Ameriprise Financial, Inc 5.700 12/15/28 768,007
350,000 Ameriprise Financial, Inc 4.500 05/13/32 337,158
1,000,000 Ameriprise Financial, Inc 5.150 05/15/33 1,001,624
1,000,000 Andrew W Mellon Foundation 0.947 08/01/27 891,436
1,500,000 Apollo Global Management, Inc 5.800 05/21/54 1,476,213
500,000 Ares Capital Corp 4.250 03/01/25 493,775
500,000 Ares Capital Corp 3.250 07/15/25 485,770
1,200,000 Ares Capital Corp 3.875 01/15/26 1,158,636
1,500,000 Ares Capital Corp 2.150 07/15/26 1,386,302

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 850,000 Ares Capital Corp 7.000% 01/15/27 $ 864,254
750,000 Ares Capital Corp 2.875 06/15/28 664,351
750,000 Ares Capital Corp 5.875 03/01/29 739,200
1,000,000 Ares Capital Corp 5.950 07/15/29 983,060
750,000 Ares Capital Corp 3.200 11/15/31 618,512
500,000 Ares Management Corp 6.375 11/10/28 520,781
1,000,000 (d) Ares Strategic Income Fund 6.350 08/15/29 991,784
1,000,000 Bain Capital Specialty Finance, Inc 2.550 10/13/26 917,128
725,000 Bank of New York Mellon Corp 1.600 04/24/25 702,758
1,500,000 Bank of New York Mellon Corp 0.750 01/28/26 1,399,463
500,000 Bank of New York Mellon Corp 2.800 05/04/26 479,885
1,000,000 Bank of New York Mellon Corp 4.414 07/24/26 988,767
500,000 Bank of New York Mellon Corp 2.450 08/17/26 473,773
1,000,000 Bank of New York Mellon Corp 2.050 01/26/27 930,612
300,000 Bank of New York Mellon Corp 3.250 05/16/27 286,397
1,000,000 Bank of New York Mellon Corp 3.400 01/29/28 950,109
600,000 Bank of New York Mellon Corp 3.850 04/28/28 578,439
2,000,000 Bank of New York Mellon Corp 1.650 07/14/28 1,766,432
775,000 Bank of New York Mellon Corp 5.802 10/25/28 789,634
1,500,000 Bank of New York Mellon Corp 4.543 02/01/29 1,470,518
400,000 Bank of New York Mellon Corp 3.300 08/23/29 366,003
1,000,000 Bank of New York Mellon Corp 6.317 10/25/29 1,045,205
1,000,000 Bank of New York Mellon Corp 4.975 03/14/30 994,007
500,000 Bank of New York Mellon Corp 4.596 07/26/30 488,626
1,500,000 Bank of New York Mellon Corp 1.650 01/28/31 1,215,893
1,000,000 Bank of New York Mellon Corp 1.800 07/28/31 808,915
500,000 Bank of New York Mellon Corp 4.289 06/13/33 466,541
1,000,000 Bank of New York Mellon Corp 5.834 10/25/33 1,035,301
1,000,000 Bank of New York Mellon Corp 4.706 02/01/34 956,628
2,000,000 Bank of New York Mellon Corp 4.967 04/26/34 1,951,123
1,000,000 Bank of New York Mellon Corp 6.474 10/25/34 1,078,497
1,000,000 Bank of New York Mellon Corp 5.188 03/14/35 987,072
1,000,000 Barings BDC, Inc 3.300 11/23/26 923,325
2,400,000 Berkshire Hathaway, Inc 3.125 03/15/26 2,323,032
800,000 (a) Berkshire Hathaway, Inc 4.500 02/11/43 741,727
500,000 BGC Group, Inc 3.750 10/01/24 496,164
500,000 BGC Group, Inc 8.000 05/25/28 526,796
500,000 (d) BGC Group, Inc 6.600 06/10/29 497,541
1,000,000 BlackRock Funding, Inc 4.700 03/14/29 995,670
1,000,000 BlackRock Funding, Inc 5.000 03/14/34 992,233
1,000,000 BlackRock Funding, Inc 5.250 03/14/54 966,362
1,000,000 BlackRock TCP Capital Corp 2.850 02/09/26 944,201
500,000 (a) BlackRock TCP Capital Corp 6.950 05/30/29 487,966
850,000 BlackRock, Inc 3.250 04/30/29 791,844
1,450,000 BlackRock, Inc 1.900 01/28/31 1,201,056
2,000,000 BlackRock, Inc 2.100 02/25/32 1,628,181
1,000,000 BlackRock, Inc 4.750 05/25/33 980,571
1,500,000 Blackstone Private Credit Fund 7.050 09/29/25 1,514,449
1,800,000 Blackstone Private Credit Fund 2.625 12/15/26 1,646,197
1,000,000 Blackstone Private Credit Fund 3.250 03/15/27 923,198
500,000 (d) Blackstone Private Credit Fund 7.300 11/27/28 518,117
1,000,000 (a) Blackstone Private Credit Fund 4.000 01/15/29 912,663
500,000 (d) Blackstone Private Credit Fund 5.950 07/16/29 489,681
500,000 (d) Blackstone Private Credit Fund 6.250 01/25/31 497,128
750,000 Blackstone Secured Lending Fund 3.625 01/15/26 719,743
1,400,000 Blackstone Secured Lending Fund 2.750 09/16/26 1,296,041
1,000,000 Blackstone Secured Lending Fund 2.125 02/15/27 903,058
500,000 Blackstone Secured Lending Fund 5.875 11/15/27 496,367
500,000 Blue Owl Capital Corp 3.750 07/22/25 487,423
1,000,000 Blue Owl Capital Corp 4.250 01/15/26 969,945
750,000 Blue Owl Capital Corp 3.400 07/15/26 706,688

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Blue Owl Capital Corp 2.875% 06/11/28 $ 884,533
1,000,000 Blue Owl Capital Corp 5.950 03/15/29 984,176
300,000 (d) Blue Owl Capital Corp II 8.450 11/15/26 309,523
1,000,000 Blue Owl Capital Corp III 3.125 04/13/27 914,850
1,000,000 Blue Owl Credit Income Corp 4.700 02/08/27 951,580
750,000 Blue Owl Credit Income Corp 7.750 09/16/27 770,628
700,000 Blue Owl Credit Income Corp 7.950 06/13/28 723,788
1,000,000 (a),(d) Blue Owl Credit Income Corp 6.600 09/15/29 986,449
500,000 Blue Owl Credit Income Corp 6.650 03/15/31 488,674
1,500,000 (d) Blue Owl Finance LLC 6.250 04/18/34 1,503,960
1,000,000 Blue Owl Technology Finance Corp 2.500 01/15/27 899,298
1,000,000 (d) Blue Owl Technology Finance Corp II 6.750 04/04/29 978,301
300,000 Brookfield Asset Management, Inc 4.000 01/15/25 297,037
1,000,000 Brookfield Capital Finance LLC 6.087 06/14/33 1,028,107
1,000,000 Brookfield Finance I UK PLC 2.340 01/30/32 802,150
200,000 Brookfield Finance, Inc 4.250 06/02/26 195,830
600,000 Brookfield Finance, Inc 3.900 01/25/28 572,605
600,000 Brookfield Finance, Inc 4.850 03/29/29 589,487
500,000 Brookfield Finance, Inc 6.350 01/05/34 524,032
500,000 Brookfield Finance, Inc 5.675 01/15/35 494,649
725,000 Brookfield Finance, Inc 4.700 09/20/47 614,007
1,000,000 (a) Brookfield Finance, Inc 3.500 03/30/51 691,581
1,000,000 Brookfield Finance, Inc 3.625 02/15/52 692,802
750,000 Brookfield Finance, Inc 5.968 03/04/54 741,737
1,000,000 California Endowment 2.498 04/01/51 609,157
850,000 Capital One Financial Corp 4.200 10/29/25 832,426
750,000 Capital One Financial Corp 4.985 07/24/26 743,480
700,000 Capital One Financial Corp 3.750 07/28/26 675,667
1,075,000 Capital One Financial Corp 3.750 03/09/27 1,032,458
1,000,000 Capital One Financial Corp 3.650 05/11/27 956,263
1,000,000 Capital One Financial Corp 1.878 11/02/27 916,898
2,700,000 Capital One Financial Corp 3.800 01/31/28 2,566,789
1,400,000 Capital One Financial Corp 4.927 05/10/28 1,380,154
2,000,000 Capital One Financial Corp 5.468 02/01/29 1,990,751
1,000,000 Capital One Financial Corp 6.312 06/08/29 1,023,183
1,500,000 (a) Capital One Financial Corp 5.700 02/01/30 1,507,134
2,000,000 Capital One Financial Corp 3.273 03/01/30 1,805,296
750,000 Capital One Financial Corp 5.247 07/26/30 736,815
1,000,000 Capital One Financial Corp 7.624 10/30/31 1,100,871
2,525,000 Capital One Financial Corp 2.359 07/29/32 1,972,579
1,000,000 Capital One Financial Corp 2.618 11/02/32 813,634
1,000,000 Capital One Financial Corp 5.817 02/01/34 989,738
1,000,000 Capital One Financial Corp 6.377 06/08/34 1,025,960
1,000,000 Capital One Financial Corp 6.051 02/01/35 1,005,809
450,000 Cboe Global Markets, Inc 3.650 01/12/27 434,134
1,000,000 Cboe Global Markets, Inc 1.625 12/15/30 816,973
500,000 Cboe Global Markets, Inc 3.000 03/16/32 431,204
350,000 Charles Schwab Corp 3.625 04/01/25 344,718
1,250,000 Charles Schwab Corp 3.850 05/21/25 1,231,846
1,500,000 Charles Schwab Corp 0.900 03/11/26 1,390,966
1,500,000 Charles Schwab Corp 1.150 05/13/26 1,387,147
1,000,000 Charles Schwab Corp 5.875 08/24/26 1,011,493
500,000 Charles Schwab Corp 3.200 03/02/27 475,849
350,000 Charles Schwab Corp 2.450 03/03/27 326,431
525,000 Charles Schwab Corp 3.300 04/01/27 500,994
200,000 Charles Schwab Corp 3.200 01/25/28 187,715
2,000,000 Charles Schwab Corp 2.000 03/20/28 1,795,225
300,000 Charles Schwab Corp 4.000 02/01/29 287,961
1,000,000 Charles Schwab Corp 5.643 05/19/29 1,013,110
500,000 Charles Schwab Corp 2.750 10/01/29 449,205
1,500,000 Charles Schwab Corp 6.196 11/17/29 1,560,056

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,500,000 Charles Schwab Corp 1.650% 03/11/31 $ 1,204,597
1,500,000 Charles Schwab Corp 2.300 05/13/31 1,256,931
1,000,000 Charles Schwab Corp 1.950 12/01/31 799,796
1,000,000 Charles Schwab Corp 2.900 03/03/32 855,378
750,000 Charles Schwab Corp 6.136 08/24/34 781,004
1,500,000 CI Financial Corp 3.200 12/17/30 1,182,289
500,000 CME Group, Inc 3.750 06/15/28 481,539
1,500,000 CME Group, Inc 2.650 03/15/32 1,284,186
400,000 CME Group, Inc 5.300 09/15/43 399,782
500,000 CME Group, Inc 4.150 06/15/48 421,257
1,000,000 Consumers 2023 Securitization Funding LLC 5.210 09/01/30 1,005,286
1,000,000 Corebridge Financial, Inc 3.650 04/05/27 956,927
1,000,000 Corebridge Financial, Inc 3.850 04/05/29 937,238
2,000,000 Corebridge Financial, Inc 3.900 04/05/32 1,790,193
750,000 (d) Corebridge Financial, Inc 6.050 09/15/33 769,170
475,000 Corebridge Financial, Inc 5.750 01/15/34 478,151
1,000,000 Corebridge Financial, Inc 4.350 04/05/42 822,225
500,000 Corebridge Financial, Inc 4.400 04/05/52 393,099
1,000,000 Corebridge Financial, Inc 6.875 12/15/52 1,009,051
1,800,000 Deutsche Bank AG. 4.100 01/13/26 1,760,192
800,000 Deutsche Bank AG. 6.720 01/18/29 825,586
1,000,000 Deutsche Bank AG. 3.742 01/07/33 822,528
2,500,000 Deutsche Bank AG. 7.079 02/10/34 2,545,158
1,000,000 DH Europe Finance II Sarl 3.400 11/15/49 721,126
200,000 Discover Bank 4.250 03/13/26 195,032
1,125,000 Discover Bank 3.450 07/27/26 1,074,435
300,000 Discover Bank 5.974 08/09/28 299,622
350,000 Discover Bank 4.650 09/13/28 336,104
325,000 Discover Bank 2.700 02/06/30 278,987
200,000 Discover Financial Services 4.500 01/30/26 196,021
350,000 Discover Financial Services 4.100 02/09/27 336,487
500,000 Discover Financial Services 6.700 11/29/32 521,747
1,500,000 Discover Financial Services 7.964 11/02/34 1,687,340
200,000 Eaton Vance Corp 3.500 04/06/27 191,466
1,000,000 Enact Holdings, Inc 6.250 05/28/29 1,000,295
750,000 Equitable Holdings, Inc 5.594 01/11/33 759,646
1,000,000 Essent Group Ltd 6.250 07/01/29 999,288
1,000,000 FactSet Research Systems, Inc 2.900 03/01/27 935,804
1,500,000 Fidelity National Information Services, Inc 1.150 03/01/26 1,397,378
500,000 Fidelity National Information Services, Inc 5.100 07/15/32 493,748
425,000 Fidelity National Information Services, Inc 3.100 03/01/41 305,180
1,675,000 Fiserv, Inc 3.850 06/01/25 1,646,390
900,000 Fiserv, Inc 3.200 07/01/26 863,661
1,000,000 Fiserv, Inc 5.450 03/02/28 1,008,961
1,000,000 Fiserv, Inc 5.375 08/21/28 1,007,182
1,125,000 Fiserv, Inc 3.500 07/01/29 1,040,096
2,175,000 Fiserv, Inc 2.650 06/01/30 1,892,091
1,000,000 Fiserv, Inc 5.350 03/15/31 999,426
1,000,000 Fiserv, Inc 5.625 08/21/33 1,008,428
700,000 Fiserv, Inc 5.450 03/15/34 695,616
2,300,000 Fiserv, Inc 4.400 07/01/49 1,866,554
750,000 Ford Foundation 2.415 06/01/50 450,475
525,000 Ford Foundation 2.815 06/01/70 305,134
750,000 (d) Franklin BSP Capital Corp 7.200 06/15/29 748,308
1,500,000 Franklin Resources, Inc 1.600 10/30/30 1,212,405
500,000 Franklin Resources, Inc 2.950 08/12/51 311,217
750,000 FS KKR Capital Corp 3.400 01/15/26 713,537
1,000,000 FS KKR Capital Corp 2.625 01/15/27 902,695
1,500,000 FS KKR Capital Corp 3.125 10/12/28 1,302,361
500,000 FS KKR Capital Corp 6.875 08/15/29 495,815
1,608,000 GE Capital Funding LLC 4.550 05/15/32 1,534,891

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 2,500,000 Global Payments, Inc 1.200% 03/01/26 $ 2,326,906
300,000 Global Payments, Inc 4.800 04/01/26 296,193
1,000,000 Global Payments, Inc 2.150 01/15/27 926,159
500,000 Global Payments, Inc 4.950 08/15/27 495,028
500,000 Global Payments, Inc 4.450 06/01/28 483,087
475,000 Global Payments, Inc 3.200 08/15/29 426,745
500,000 Global Payments, Inc 5.300 08/15/29 496,530
325,000 Global Payments, Inc 2.900 05/15/30 282,931
500,000 Global Payments, Inc 5.400 08/15/32 489,903
1,250,000 Global Payments, Inc 4.150 08/15/49 942,725
500,000 Global Payments, Inc 5.950 08/15/52 481,650
500,000 Goldman Sachs BDC, Inc 2.875 01/15/26 477,259
1,000,000 Goldman Sachs BDC, Inc 6.375 03/11/27 1,007,797
575,000 Goldman Sachs Group, Inc 4.250 10/21/25 564,923
1,125,000 Goldman Sachs Group, Inc 3.750 02/25/26 1,095,868
425,000 Goldman Sachs Group, Inc 3.500 11/16/26 407,910
125,000 Goldman Sachs Group, Inc 5.950 01/15/27 127,113
3,950,000 Goldman Sachs Group, Inc 3.850 01/26/27 3,817,050
2,600,000 Goldman Sachs Group, Inc 1.431 03/09/27 2,426,046
2,000,000 Goldman Sachs Group, Inc 4.387 06/15/27 1,960,944
5,000,000 Goldman Sachs Group, Inc 1.542 09/10/27 4,592,263
6,500,000 Goldman Sachs Group, Inc 1.948 10/21/27 6,002,299
2,000,000 Goldman Sachs Group, Inc 2.640 02/24/28 1,865,382
3,000,000 Goldman Sachs Group, Inc 3.615 03/15/28 2,868,530
4,475,000 Goldman Sachs Group, Inc 3.691 06/05/28 4,280,883
2,000,000 Goldman Sachs Group, Inc 4.482 08/23/28 1,954,629
8,525,000 Goldman Sachs Group, Inc 3.814 04/23/29 8,088,819
2,550,000 Goldman Sachs Group, Inc 4.223 05/01/29 2,454,692
2,000,000 Goldman Sachs Group, Inc 6.484 10/24/29 2,088,090
2,500,000 Goldman Sachs Group, Inc 2.600 02/07/30 2,190,755
2,500,000 Goldman Sachs Group, Inc 3.800 03/15/30 2,337,329
5,000,000 Goldman Sachs Group, Inc 5.727 04/25/30 5,088,780
5,000,000 Goldman Sachs Group, Inc 1.992 01/27/32 4,057,739
2,050,000 Goldman Sachs Group, Inc 2.615 04/22/32 1,723,554
2,550,000 Goldman Sachs Group, Inc 2.383 07/21/32 2,094,138
1,500,000 Goldman Sachs Group, Inc 2.650 10/21/32 1,246,993
2,000,000 Goldman Sachs Group, Inc 3.102 02/24/33 1,708,125
3,000,000 Goldman Sachs Group, Inc 6.561 10/24/34 3,225,276
2,400,000 Goldman Sachs Group, Inc 5.851 04/25/35 2,458,385
900,000 Goldman Sachs Group, Inc 6.750 10/01/37 970,946
2,425,000 Goldman Sachs Group, Inc 4.017 10/31/38 2,062,333
4,525,000 Goldman Sachs Group, Inc 4.411 04/23/39 4,001,189
2,475,000 Goldman Sachs Group, Inc 6.250 02/01/41 2,628,042
1,900,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,404,734
2,000,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,510,303
1,225,000 Goldman Sachs Group, Inc 4.800 07/08/44 1,104,982
1,650,000 Goldman Sachs Group, Inc 5.150 05/22/45 1,543,453
200,000 Goldman Sachs Group, Inc 4.750 10/21/45 179,546
1,250,000 Golub Capital BDC, Inc 2.500 08/24/26 1,149,808
1,000,000 Golub Capital BDC, Inc 2.050 02/15/27 898,544
300,000 Golub Capital BDC, Inc 7.050 12/05/28 306,305
500,000 Golub Capital BDC, Inc 6.000 07/15/29 490,511
825,000 (d) Hannon Armstrong Sustainable Infrastructure Capital,
Inc
6.375 07/01/34 807,635
1,000,000 Hercules Capital, Inc 3.375 01/20/27 926,010
1,000,000 (d) HPS Corporate Lending Fund 6.750 01/30/29 1,007,351
825,000 Intercontinental Exchange, Inc 3.750 12/01/25 806,582
1,000,000 Intercontinental Exchange, Inc 3.100 09/15/27 939,024
500,000 Intercontinental Exchange, Inc 4.000 09/15/27 483,440
500,000 (a) Intercontinental Exchange, Inc 3.750 09/21/28 475,570
1,500,000 Intercontinental Exchange, Inc 4.350 06/15/29 1,450,209
1,500,000 Intercontinental Exchange, Inc 2.100 06/15/30 1,270,122

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,500,000 Intercontinental Exchange, Inc 5.250% 06/15/31 $ 1,508,127
1,000,000 Intercontinental Exchange, Inc 1.850 09/15/32 773,015
2,000,000 Intercontinental Exchange, Inc 4.600 03/15/33 1,908,630
775,000 Intercontinental Exchange, Inc 2.650 09/15/40 536,732
575,000 Intercontinental Exchange, Inc 4.250 09/21/48 470,368
1,000,000 Intercontinental Exchange, Inc 3.000 06/15/50 644,767
1,000,000 Intercontinental Exchange, Inc 4.950 06/15/52 905,511
1,000,000 Intercontinental Exchange, Inc 3.000 09/15/60 593,395
2,000,000 Intercontinental Exchange, Inc 5.200 06/15/62 1,859,516
800,000 Invesco Finance plc 3.750 01/15/26 778,728
200,000 Invesco Finance plc 5.375 11/30/43 189,693
500,000 Jackson Financial, Inc 5.170 06/08/27 498,421
1,500,000 (a) Jackson Financial, Inc 3.125 11/23/31 1,257,178
500,000 (a) Jackson Financial, Inc 5.670 06/08/32 503,282
1,000,000 Jackson Financial, Inc 4.000 11/23/51 697,837
300,000 Janus Henderson US Holdings, Inc 4.875 08/01/25 296,862
1,000,000 Jefferies Financial Group, Inc 4.850 01/15/27 986,740
500,000 Jefferies Financial Group, Inc 5.875 07/21/28 505,021
1,000,000 Jefferies Financial Group, Inc 4.150 01/23/30 928,915
1,000,000 Jefferies Financial Group, Inc 2.625 10/15/31 807,002
1,000,000 Jefferies Financial Group, Inc 2.750 10/15/32 799,002
1,500,000 Jefferies Financial Group, Inc 6.200 04/14/34 1,519,229
600,000 Jefferies Group, Inc 6.450 06/08/27 614,251
2,100,000 Kreditanstalt fuer Wiederaufbau 4.375 03/01/27 2,084,846
3,000,000 (a) Kreditanstalt fuer Wiederaufbau 4.750 10/29/30 3,051,501
3,000,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 2,974,867
2,000,000 Landwirtschaftliche Rentenbank 3.875 06/14/28 1,951,135
1,000,000 Landwirtschaftliche Rentenbank 5.000 10/24/33 1,035,659
200,000 Lazard Group LLC 3.625 03/01/27 191,374
325,000 Lazard Group LLC 4.500 09/19/28 313,943
425,000 Lazard Group LLC 4.375 03/11/29 406,724
1,000,000 Lazard Group LLC 6.000 03/15/31 1,010,630
400,000 Legg Mason, Inc 5.625 01/15/44 388,324
500,000 LPL Holdings, Inc 6.750 11/17/28 525,069
750,000 LPL Holdings, Inc 6.000 05/20/34 748,875
1,250,000 Main Street Capital Corp 3.000 07/14/26 1,170,218
1,000,000 Main Street Capital Corp 6.950 03/01/29 1,011,174
425,000 Mastercard, Inc 2.950 11/21/26 405,679
750,000 Mastercard, Inc 3.500 02/26/28 718,540
1,000,000 Mastercard, Inc 4.875 03/09/28 1,005,343
1,000,000 Mastercard, Inc 2.950 06/01/29 919,045
625,000 Mastercard, Inc 1.900 03/15/31 522,258
1,500,000 Mastercard, Inc 2.000 11/18/31 1,232,894
1,000,000 Mastercard, Inc 4.850 03/09/33 995,485
1,500,000 Mastercard, Inc 4.875 05/09/34 1,483,076
200,000 Mastercard, Inc 3.800 11/21/46 158,494
300,000 Mastercard, Inc 3.950 02/26/48 243,140
1,000,000 Mastercard, Inc 3.650 06/01/49 760,988
1,350,000 Mastercard, Inc 3.850 03/26/50 1,064,793
850,000 Mastercard, Inc 2.950 03/15/51 562,934
1,200,000 Moody's Corp 3.250 01/15/28 1,134,812
300,000 Moody's Corp 4.250 02/01/29 291,786
500,000 Moody's Corp 4.250 08/08/32 469,570
1,000,000 Moody's Corp 2.750 08/19/41 691,552
200,000 Moody's Corp 5.250 07/15/44 191,449
300,000 Moody's Corp 4.875 12/17/48 267,353
750,000 Moody's Corp 3.250 05/20/50 511,908
1,000,000 Moody's Corp 3.750 02/25/52 754,425
1,000,000 Moody's Corp 3.100 11/29/61 610,920
1,025,000 Morgan Stanley 2.720 07/22/25 1,023,075
500,000 Morgan Stanley 4.000 07/23/25 492,513

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 950,000 Morgan Stanley 5.000% 11/24/25 $ 943,444
575,000 Morgan Stanley 3.875 01/27/26 562,083
2,000,000 Morgan Stanley 4.679 07/17/26 1,980,399
500,000 Morgan Stanley 3.125 07/27/26 478,019
400,000 Morgan Stanley 4.350 09/08/26 391,233
5,000,000 Morgan Stanley 0.985 12/10/26 4,675,449
2,750,000 Morgan Stanley 3.625 01/20/27 2,651,402
2,000,000 Morgan Stanley 5.050 01/28/27 1,988,690
1,975,000 Morgan Stanley 3.950 04/23/27 1,907,384
4,975,000 Morgan Stanley 1.593 05/04/27 4,637,998
3,325,000 Morgan Stanley 1.512 07/20/27 3,073,975
2,000,000 Morgan Stanley 5.652 04/13/28 2,019,810
2,000,000 Morgan Stanley 4.210 04/20/28 1,943,425
1,575,000 Morgan Stanley 3.591 07/22/28 1,497,671
1,500,000 Morgan Stanley 6.296 10/18/28 1,547,633
2,850,000 Morgan Stanley 3.772 01/24/29 2,712,936
4,000,000 Morgan Stanley 5.123 02/01/29 3,984,186
2,500,000 Morgan Stanley 5.164 04/20/29 2,491,887
2,225,000 Morgan Stanley 5.449 07/20/29 2,238,725
2,500,000 Morgan Stanley 6.407 11/01/29 2,608,405
3,500,000 Morgan Stanley 5.173 01/16/30 3,491,324
3,475,000 Morgan Stanley 4.431 01/23/30 3,361,677
1,900,000 Morgan Stanley 5.656 04/18/30 1,932,179
5,000,000 Morgan Stanley 2.699 01/22/31 4,382,901
1,500,000 Morgan Stanley 3.622 04/01/31 1,376,422
5,000,000 Morgan Stanley 1.794 02/13/32 4,012,732
150,000 Morgan Stanley 7.250 04/01/32 170,075
2,500,000 Morgan Stanley 1.928 04/28/32 2,008,664
4,000,000 Morgan Stanley 2.239 07/21/32 3,267,634
3,500,000 Morgan Stanley 2.511 10/20/32 2,892,757
3,000,000 Morgan Stanley 2.943 01/21/33 2,549,758
2,000,000 Morgan Stanley 4.889 07/20/33 1,928,019
1,500,000 Morgan Stanley 6.342 10/18/33 1,592,234
2,500,000 Morgan Stanley 5.250 04/21/34 2,460,888
2,025,000 Morgan Stanley 5.424 07/21/34 2,014,800
2,500,000 Morgan Stanley 6.627 11/01/34 2,700,008
5,000,000 Morgan Stanley 5.466 01/18/35 4,986,953
2,500,000 Morgan Stanley 5.831 04/19/35 2,562,688
1,300,000 Morgan Stanley 2.484 09/16/36 1,028,458
2,000,000 Morgan Stanley 5.297 04/20/37 1,915,031
950,000 Morgan Stanley 5.948 01/19/38 944,465
1,725,000 Morgan Stanley 3.971 07/22/38 1,460,765
1,500,000 Morgan Stanley 5.942 02/07/39 1,483,494
2,675,000 Morgan Stanley 4.457 04/22/39 2,390,910
1,525,000 Morgan Stanley 3.217 04/22/42 1,141,464
275,000 Morgan Stanley 6.375 07/24/42 302,436
1,175,000 Morgan Stanley 4.300 01/27/45 995,644
2,200,000 Morgan Stanley 4.375 01/22/47 1,882,229
900,000 Morgan Stanley 5.597 03/24/51 910,320
1,425,000 Morgan Stanley 2.802 01/25/52 897,568
1,000,000 Morgan Stanley Direct Lending Fund 4.500 02/11/27 963,535
500,000 (d) Morgan Stanley Direct Lending Fund 6.150 05/17/29 489,124
400,000 NASDAQ, Inc 3.850 06/30/26 389,398
1,500,000 NASDAQ, Inc 5.350 06/28/28 1,513,619
500,000 NASDAQ, Inc 1.650 01/15/31 401,385
1,500,000 NASDAQ, Inc 5.550 02/15/34 1,502,032
500,000 NASDAQ, Inc 2.500 12/21/40 326,062
500,000 NASDAQ, Inc 3.250 04/28/50 332,675
500,000 NASDAQ, Inc 3.950 03/07/52 372,406
900,000 NASDAQ, Inc 5.950 08/15/53 909,292
400,000 NASDAQ, Inc 6.100 06/28/63 406,828

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,500,000 National Rural Utilities Cooperative Finance Corp 4.800% 03/15/28 $ 1,488,308
1,000,000 National Rural Utilities Cooperative Finance Corp 5.050 09/15/28 1,002,187
200,000 National Rural Utilities Cooperative Finance Corp 3.900 11/01/28 190,625
1,000,000 National Rural Utilities Cooperative Finance Corp 4.850 02/07/29 994,004
300,000 National Rural Utilities Cooperative Finance Corp 3.700 03/15/29 282,612
1,000,000 National Rural Utilities Cooperative Finance Corp 5.150 06/15/29 1,002,690
1,000,000 National Rural Utilities Cooperative Finance Corp 2.400 03/15/30 864,574
1,000,000 National Rural Utilities Cooperative Finance Corp 5.000 02/07/31 989,768
1,000,000 National Rural Utilities Cooperative Finance Corp 1.350 03/15/31 782,254
1,000,000 National Rural Utilities Cooperative Finance Corp 1.650 06/15/31 791,672
400,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 368,571
1,500,000 National Rural Utilities Cooperative Finance Corp 5.800 01/15/33 1,541,502
375,000 (e) National Rural Utilities Cooperative Finance Corp TSFR3M + 3.172% 8.501 04/30/43 375,000
200,000 National Rural Utilities Cooperative Finance Corp 4.400 11/01/48 166,843
550,000 National Rural Utilities Cooperative Finance Corp 4.300 03/15/49 450,081
500,000 National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 513,873
1,000,000 New Mountain Finance Corp 6.875 02/01/29 976,289
750,000 NMI Holdings, Inc 6.000 08/15/29 743,159
1,000,000 Nomura Holdings, Inc 1.851 07/16/25 960,723
1,000,000 Nomura Holdings, Inc 1.653 07/14/26 924,325
1,000,000 Nomura Holdings, Inc 2.329 01/22/27 924,432
500,000 Nomura Holdings, Inc 5.386 07/06/27 499,891
1,000,000 Nomura Holdings, Inc 5.842 01/18/28 1,013,297
1,000,000 Nomura Holdings, Inc 6.070 07/12/28 1,023,069
1,000,000 Nomura Holdings, Inc 2.172 07/14/28 882,812
1,000,000 Nomura Holdings, Inc 2.710 01/22/29 889,970
500,000 Nomura Holdings, Inc 5.605 07/06/29 502,684
1,500,000 Nomura Holdings, Inc 3.103 01/16/30 1,326,046
500,000 Nomura Holdings, Inc 2.679 07/16/30 425,451
1,500,000 Nomura Holdings, Inc 2.608 07/14/31 1,234,966
1,000,000 Nomura Holdings, Inc 2.999 01/22/32 835,977
1,000,000 Nomura Holdings, Inc 6.181 01/18/33 1,039,043
1,000,000 (a) Nomura Holdings, Inc 6.087 07/12/33 1,041,017
1,000,000 Nomura Holdings, Inc 5.783 07/03/34 996,262
625,000 Northern Trust Corp 3.950 10/30/25 612,331
725,000 Northern Trust Corp 4.000 05/10/27 707,702
500,000 Northern Trust Corp 3.650 08/03/28 477,706
500,000 Northern Trust Corp 3.150 05/03/29 461,910
700,000 (a) Northern Trust Corp 1.950 05/01/30 594,441
100,000 Northern Trust Corp 3.375 05/08/32 94,475
500,000 (a) Northern Trust Corp 6.125 11/02/32 525,027
1,500,000 Oaktree Specialty Lending Corp 2.700 01/15/27 1,361,734
500,000 Oaktree Specialty Lending Corp 7.100 02/15/29 506,273
1,500,000 Oesterreichische Kontrollbank AG. 1.500 02/12/25 1,464,927
2,000,000 Oesterreichische Kontrollbank AG. 0.375 09/17/25 1,891,008
600,000 Oesterreichische Kontrollbank AG. 4.125 01/20/26 592,195
2,500,000 Oesterreichische Kontrollbank AG. 0.500 02/02/26 2,330,756
2,000,000 Oesterreichische Kontrollbank AG. 4.250 03/01/28 1,977,073
800,000 Oesterreichische Kontrollbank AG. 4.125 01/18/29 787,575
200,000 ORIX Corp 3.700 07/18/27 191,285
500,000 ORIX Corp 5.000 09/13/27 496,306
1,000,000 (a) ORIX Corp 2.250 03/09/31 835,278
1,000,000 ORIX Corp 4.000 04/13/32 925,243
500,000 ORIX Corp 5.200 09/13/32 501,348
1,000,000 PayPal Holdings, Inc 1.650 06/01/25 964,914
1,000,000 PayPal Holdings, Inc 2.650 10/01/26 946,437
1,000,000 PayPal Holdings, Inc 3.900 06/01/27 970,276
1,000,000 PayPal Holdings, Inc 2.850 10/01/29 901,485
500,000 PayPal Holdings, Inc 2.300 06/01/30 431,024
1,500,000 PayPal Holdings, Inc 5.150 06/01/34 1,481,551
1,000,000 PayPal Holdings, Inc 3.250 06/01/50 677,043

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 750,000 (a) PayPal Holdings, Inc 5.050% 06/01/52 $ 685,076
1,000,000 PayPal Holdings, Inc 5.500 06/01/54 968,453
750,000 PayPal Holdings, Inc 5.250 06/01/62 684,513
3,000,000 Private Export Funding Corp (PEFCO) 1.400 07/15/28 2,633,376
1,000,000 Private Export Funding Corp (PEFCO) 4.600 02/15/34 987,551
1,000,000 (a) Prospect Capital Corp 3.364 11/15/26 918,091
1,000,000 (a) Prospect Capital Corp 3.437 10/15/28 856,949
1,500,000 Radian Group, Inc 6.200 05/15/29 1,514,774
425,000 Raymond James Financial, Inc 4.950 07/15/46 382,490
1,000,000 Raymond James Financial, Inc 3.750 04/01/51 736,033
625,000 S&P Global, Inc 2.450 03/01/27 584,335
1,000,000 S&P Global, Inc 2.700 03/01/29 906,278
500,000 S&P Global, Inc 2.500 12/01/29 442,686
500,000 S&P Global, Inc 1.250 08/15/30 404,028
1,000,000 S&P Global, Inc 2.900 03/01/32 864,126
2,000,000 (d) S&P Global, Inc 5.250 09/15/33 2,018,765
500,000 S&P Global, Inc 3.250 12/01/49 351,936
1,000,000 S&P Global, Inc 3.700 03/01/52 753,718
500,000 S&P Global, Inc 2.300 08/15/60 253,961
1,000,000 S&P Global, Inc 3.900 03/01/62 744,433
700,000 (d) Sixth Street Lending Partners 6.500 03/11/29 692,036
1,500,000 Sixth Street Specialty Lending, Inc 2.500 08/01/26 1,391,917
750,000 Sixth Street Specialty Lending, Inc 6.950 08/14/28 766,268
500,000 State Street Corp 2.901 03/30/26 489,237
650,000 State Street Corp 2.650 05/19/26 620,814
1,500,000 State Street Corp 5.272 08/03/26 1,502,858
1,000,000 State Street Corp 4.993 03/18/27 998,791
1,000,000 State Street Corp 1.684 11/18/27 920,346
1,000,000 (a) State Street Corp 2.203 02/07/28 930,429
525,000 (a) State Street Corp 5.820 11/04/28 535,636
1,000,000 State Street Corp 5.684 11/21/29 1,023,262
300,000 State Street Corp 4.141 12/03/29 288,827
750,000 State Street Corp 2.400 01/24/30 660,679
1,375,000 State Street Corp 2.200 03/03/31 1,154,661
1,000,000 State Street Corp 2.623 02/07/33 839,634
200,000 State Street Corp 4.421 05/13/33 189,062
750,000 State Street Corp 4.164 08/04/33 695,202
1,000,000 State Street Corp 4.821 01/26/34 965,492
1,000,000 (a) State Street Corp 5.159 05/18/34 988,258
500,000 State Street Corp 3.031 11/01/34 442,600
350,000 State Street Corp 6.123 11/21/34 363,251
100,000 Stifel Financial Corp 4.250 07/18/24 99,916
1,000,000 Synchrony Bank 5.625 08/23/27 990,640
250,000 Synchrony Financial 4.250 08/15/24 249,398
600,000 Synchrony Financial 4.500 07/23/25 589,895
300,000 Synchrony Financial 3.700 08/04/26 286,277
900,000 Synchrony Financial 3.950 12/01/27 840,476
500,000 Synchrony Financial 5.150 03/19/29 480,102
2,000,000 Synchrony Financial 2.875 10/28/31 1,603,829
1,000,000 TPG Operating Group II LP 5.875 03/05/34 1,003,754
2,000,000 UBS AG. 5.650 09/11/28 2,037,273
2,750,000 UBS Group AG. 4.550 04/17/26 2,702,353
1,750,000 UBS Group AG. 4.875 05/15/45 1,573,836
2,000,000 United Air (Mileage Plus Holdings LLC) 5.800 01/15/36 2,030,314
3,725,000 Visa, Inc 3.150 12/14/25 3,622,669
2,000,000 Visa, Inc 1.900 04/15/27 1,846,204
1,175,000 (a) Visa, Inc 0.750 08/15/27 1,041,017
700,000 Visa, Inc 2.750 09/15/27 657,664
475,000 Visa, Inc 2.050 04/15/30 407,852
250,000 Visa, Inc 4.150 12/14/35 233,298
1,500,000 Visa, Inc 2.700 04/15/40 1,092,980

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 2,325,000 Visa, Inc 4.300% 12/14/45 $ 2,016,425
1,125,000 Visa, Inc 3.650 09/15/47 872,219
750,000 Visa, Inc 2.000 08/15/50 421,698
550,000 Voya Financial, Inc 3.650 06/15/26 530,753
200,000 Voya Financial, Inc 5.700 07/15/43 193,772
1,000,000 Western Union Co 1.350 03/15/26 932,257
1,000,000 Western Union Co 2.750 03/15/31 831,048
TOTAL FINANCIAL SERVICES 616,325,085
FOOD, BEVERAGE & TOBACCO - 1.0%
1,300,000 Altria Group, Inc 2.350 05/06/25 1,264,026
727,000 Altria Group, Inc 4.400 02/14/26 715,137
700,000 Altria Group, Inc 2.625 09/16/26 659,734
750,000 Altria Group, Inc 6.200 11/01/28 777,717
800,000 Altria Group, Inc 3.400 05/06/30 723,797
2,175,000 Altria Group, Inc 2.450 02/04/32 1,758,660
800,000 Altria Group, Inc 5.800 02/14/39 800,445
1,500,000 Altria Group, Inc 3.400 02/04/41 1,081,864
925,000 Altria Group, Inc 4.250 08/09/42 735,997
300,000 Altria Group, Inc 4.500 05/02/43 245,576
775,000 Altria Group, Inc 5.375 01/31/44 726,054
900,000 Altria Group, Inc 3.875 09/16/46 648,217
3,375,000 Altria Group, Inc 5.950 02/14/49 3,309,151
1,000,000 Altria Group, Inc 4.450 05/06/50 767,935
1,000,000 Altria Group, Inc 3.700 02/04/51 675,889
1,000,000 (a) Altria Group, Inc 4.000 02/04/61 692,923
3,150,000 Anheuser-Busch Cos LLC 4.700 02/01/36 3,003,131
8,875,000 Anheuser-Busch Cos LLC 4.900 02/01/46 8,182,392
1,125,000 Anheuser-Busch InBev Finance, Inc 4.625 02/01/44 1,004,469
625,000 (a) Anheuser-Busch InBev Worldwide, Inc 4.900 01/23/31 627,616
5,600,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 5,556,854
1,700,000 Anheuser-Busch InBev Worldwide, Inc 4.375 04/15/38 1,547,446
100,000 Anheuser-Busch InBev Worldwide, Inc 8.200 01/15/39 127,209
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5.450 01/23/39 2,711,773
500,000 Anheuser-Busch InBev Worldwide, Inc 4.350 06/01/40 440,679
150,000 Anheuser-Busch InBev Worldwide, Inc 4.950 01/15/42 140,769
60,000 Anheuser-Busch InBev Worldwide, Inc 4.600 04/15/48 53,066
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4.439 10/06/48 1,509,506
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5.550 01/23/49 2,040,140
1,725,000 Anheuser-Busch InBev Worldwide, Inc 4.750 04/15/58 1,531,077
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5.800 01/23/59 2,237,148
1,075,000 Archer-Daniels-Midland Co 2.500 08/11/26 1,018,707
1,500,000 Archer-Daniels-Midland Co 3.250 03/27/30 1,366,416
500,000 Archer-Daniels-Midland Co 2.900 03/01/32 427,593
325,000 Archer-Daniels-Midland Co 4.500 08/15/33 308,727
800,000 Archer-Daniels-Midland Co 4.500 03/15/49 679,628
1,000,000 Archer-Daniels-Midland Co 2.700 09/15/51 611,380
929,000 BAT Capital Corp 3.557 08/15/27 882,421
400,000 BAT Capital Corp 2.259 03/25/28 358,388
275,000 BAT Capital Corp 4.906 04/02/30 268,031
1,000,000 BAT Capital Corp 6.343 08/02/30 1,042,527
900,000 BAT Capital Corp 5.834 02/20/31 912,688
650,000 BAT Capital Corp 2.726 03/25/31 548,150
500,000 BAT Capital Corp 4.742 03/16/32 474,452
1,000,000 BAT Capital Corp 7.750 10/19/32 1,124,485
1,000,000 BAT Capital Corp 6.421 08/02/33 1,045,524
2,500,000 BAT Capital Corp 6.000 02/20/34 2,529,110
1,400,000 BAT Capital Corp 4.390 08/15/37 1,181,349
1,000,000 BAT Capital Corp 7.079 08/02/43 1,053,760
1,083,000 BAT Capital Corp 4.540 08/15/47 833,893
900,000 BAT Capital Corp 4.758 09/06/49 708,109
500,000 BAT Capital Corp 5.282 04/02/50 421,561

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 1,000,000 BAT Capital Corp 5.650% 03/16/52 $ 892,810
1,000,000 BAT Capital Corp 7.081 08/02/53 1,063,357
5,000,000 BAT International Finance plc 1.668 03/25/26 4,684,009
500,000 BAT International Finance plc 4.448 03/16/28 484,060
1,000,000 BAT International Finance plc 5.931 02/02/29 1,023,380
200,000 Brown-Forman Corp 3.500 04/15/25 197,021
225,000 Brown-Forman Corp 4.750 04/15/33 220,169
200,000 Brown-Forman Corp 4.000 04/15/38 174,415
200,000 Brown-Forman Corp 4.500 07/15/45 175,659
500,000 Bunge Ltd 1.630 08/17/25 478,214
125,000 Bunge Ltd 3.250 08/15/26 119,573
500,000 Bunge Ltd 3.750 09/25/27 477,631
1,500,000 Bunge Ltd 2.750 05/14/31 1,283,186
500,000 Campbell Soup Co 3.950 03/15/25 493,889
725,000 Campbell Soup Co 4.150 03/15/28 702,125
325,000 Campbell Soup Co 5.200 03/21/29 325,189
500,000 Campbell Soup Co 2.375 04/24/30 430,225
300,000 Campbell Soup Co 5.400 03/21/34 298,031
800,000 Campbell Soup Co 4.800 03/15/48 698,603
500,000 Campbell Soup Co 3.125 04/24/50 324,806
1,000,000 Coca-Cola Co 3.375 03/25/27 965,528
1,000,000 Coca-Cola Co 1.450 06/01/27 913,412
1,000,000 Coca-Cola Co 1.500 03/05/28 894,469
2,000,000 Coca-Cola Co 1.000 03/15/28 1,755,322
600,000 Coca-Cola Co 2.125 09/06/29 528,215
300,000 Coca-Cola Co 3.450 03/25/30 280,556
800,000 Coca-Cola Co 1.650 06/01/30 671,110
1,500,000 Coca-Cola Co 2.000 03/05/31 1,258,193
2,000,000 Coca-Cola Co 1.375 03/15/31 1,605,771
2,000,000 (a) Coca-Cola Co 2.250 01/05/32 1,685,298
1,000,000 Coca-Cola Co 5.000 05/13/34 1,003,313
725,000 Coca-Cola Co 2.500 06/01/40 508,910
1,000,000 Coca-Cola Co 2.875 05/05/41 734,358
1,500,000 Coca-Cola Co 2.600 06/01/50 931,531
1,500,000 Coca-Cola Co 3.000 03/05/51 1,014,586
1,000,000 Coca-Cola Co 5.300 05/13/54 992,309
1,000,000 Coca-Cola Co 2.750 06/01/60 606,837
1,000,000 Coca-Cola Co 5.400 05/13/64 991,343
300,000 Coca-Cola Consolidated, Inc 3.800 11/25/25 293,290
1,000,000 Coca-Cola Consolidated, Inc 5.250 06/01/29 1,004,496
1,000,000 Coca-Cola Consolidated, Inc 5.450 06/01/34 1,009,013
678,000 Coca-Cola Femsa SAB de C.V. 2.750 01/22/30 602,173
450,000 ConAgra Brands, Inc 4.600 11/01/25 444,510
1,000,000 ConAgra Brands, Inc 5.300 10/01/26 998,806
500,000 ConAgra Brands, Inc 1.375 11/01/27 440,441
100,000 ConAgra Brands, Inc 7.000 10/01/28 106,375
1,575,000 ConAgra Brands, Inc 4.850 11/01/28 1,547,931
750,000 ConAgra Brands, Inc 5.300 11/01/38 705,843
750,000 ConAgra Brands, Inc 5.400 11/01/48 690,709
100,000 Constellation Brands, Inc 4.400 11/15/25 98,612
750,000 Constellation Brands, Inc 3.700 12/06/26 724,654
300,000 Constellation Brands, Inc 3.500 05/09/27 286,417
1,000,000 Constellation Brands, Inc 4.350 05/09/27 975,273
700,000 Constellation Brands, Inc 3.600 02/15/28 663,791
300,000 Constellation Brands, Inc 4.650 11/15/28 293,573
2,000,000 Constellation Brands, Inc 4.800 01/15/29 1,970,323
1,000,000 Constellation Brands, Inc 3.150 08/01/29 906,902
100,000 Constellation Brands, Inc 2.875 05/01/30 88,253
425,000 Constellation Brands, Inc 2.250 08/01/31 348,843
1,000,000 Constellation Brands, Inc 4.750 05/09/32 961,142
400,000 Constellation Brands, Inc 4.900 05/01/33 386,179

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 300,000 Constellation Brands, Inc 4.100% 02/15/48 $ 235,769
300,000 Constellation Brands, Inc 5.250 11/15/48 279,162
1,250,000 Constellation Brands, Inc 3.750 05/01/50 921,810
750,000 Diageo Capital plc 2.125 10/24/24 741,705
500,000 Diageo Capital plc 1.375 09/29/25 475,951
750,000 Diageo Capital plc 5.300 10/24/27 756,798
425,000 Diageo Capital plc 3.875 05/18/28 409,097
425,000 Diageo Capital plc 5.500 01/24/33 436,892
1,500,000 Diageo Capital plc 5.625 10/05/33 1,557,068
200,000 Diageo Capital plc 5.875 09/30/36 210,253
400,000 Diageo Capital plc 3.875 04/29/43 328,621
100,000 Diageo Investment Corp 4.250 05/11/42 87,353
100,000 Flowers Foods, Inc 3.500 10/01/26 96,010
400,000 Flowers Foods, Inc 2.400 03/15/31 333,242
1,000,000 General Mills, Inc 4.700 01/30/27 987,445
800,000 General Mills, Inc 3.200 02/10/27 762,263
2,300,000 General Mills, Inc 4.200 04/17/28 2,227,745
1,500,000 General Mills, Inc 5.500 10/17/28 1,520,467
100,000 General Mills, Inc 2.875 04/15/30 88,699
1,000,000 General Mills, Inc 2.250 10/14/31 821,054
175,000 General Mills, Inc 4.950 03/29/33 170,449
951,000 General Mills, Inc 3.000 02/01/51 605,318
500,000 Hershey Co 0.900 06/01/25 480,031
750,000 Hershey Co 4.250 05/04/28 737,641
300,000 Hershey Co 2.450 11/15/29 266,418
500,000 Hershey Co 1.700 06/01/30 418,074
150,000 Hershey Co 4.500 05/04/33 145,553
300,000 Hershey Co 3.375 08/15/46 221,339
300,000 Hershey Co 3.125 11/15/49 204,654
100,000 Hershey Co 2.650 06/01/50 62,305
1,500,000 Hormel Foods Corp 1.700 06/03/28 1,333,422
1,500,000 Hormel Foods Corp 1.800 06/11/30 1,259,424
300,000 Ingredion, Inc 3.200 10/01/26 286,485
750,000 Ingredion, Inc 3.900 06/01/50 552,817
200,000 J M Smucker Co 3.375 12/15/27 189,557
1,000,000 J M Smucker Co 5.900 11/15/28 1,030,009
150,000 J M Smucker Co 2.375 03/15/30 129,571
425,000 J M Smucker Co 2.125 03/15/32 340,172
1,000,000 (a) J M Smucker Co 6.200 11/15/33 1,050,205
300,000 J M Smucker Co 4.250 03/15/35 268,346
550,000 J M Smucker Co 2.750 09/15/41 362,418
250,000 J M Smucker Co 6.500 11/15/43 263,068
300,000 J M Smucker Co 4.375 03/15/45 251,196
400,000 J M Smucker Co 3.550 03/15/50 275,141
250,000 J M Smucker Co 6.500 11/15/53 268,649
3,000,000 (a) JBS USA LUX S.A. 5.125 02/01/28 2,965,478
3,000,000 JBS USA LUX S.A. 5.750 04/01/33 2,992,834
2,000,000 JBS USA LUX S.A. 6.500 12/01/52 2,004,040
1,000,000 Kellanova 5.750 05/16/54 999,012
200,000 Kellogg Co 3.400 11/15/27 189,255
800,000 Kellogg Co 4.300 05/15/28 778,873
275,000 Kellogg Co 2.100 06/01/30 232,816
1,000,000 Kellogg Co 5.250 03/01/33 992,777
150,000 Kellogg Co 4.500 04/01/46 124,899
1,000,000 Keurig Dr Pepper, Inc 5.050 03/15/29 998,511
2,000,000 Keurig Dr Pepper, Inc 3.950 04/15/29 1,900,678
750,000 Keurig Dr Pepper, Inc 3.200 05/01/30 675,969
1,500,000 Keurig Dr Pepper, Inc 2.250 03/15/31 1,248,575
1,000,000 Keurig Dr Pepper, Inc 5.200 03/15/31 998,003
2,000,000 Keurig Dr Pepper, Inc 4.050 04/15/32 1,855,546
1,000,000 Keurig Dr Pepper, Inc 5.300 03/15/34 995,074

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 500,000 Keurig Dr Pepper, Inc 4.420% 12/15/46 $ 420,655
1,500,000 Keurig Dr Pepper, Inc 3.350 03/15/51 1,023,283
500,000 Keurig Dr Pepper, Inc 4.500 04/15/52 417,044
1,500,000 Kraft Heinz Foods Co 3.000 06/01/26 1,436,573
6,000,000 Kraft Heinz Foods Co 3.875 05/15/27 5,801,743
1,000,000 Kraft Heinz Foods Co 3.750 04/01/30 933,603
1,000,000 Kraft Heinz Foods Co 5.200 07/15/45 916,679
4,000,000 Kraft Heinz Foods Co 4.875 10/01/49 3,486,348
625,000 McCormick & Co, Inc 0.900 02/15/26 581,959
250,000 McCormick & Co, Inc 3.400 08/15/27 237,806
500,000 McCormick & Co, Inc 2.500 04/15/30 433,313
325,000 McCormick & Co, Inc 1.850 02/15/31 263,749
1,000,000 McCormick & Co, Inc 4.950 04/15/33 975,624
400,000 McCormick & Co, Inc 4.200 08/15/47 330,207
925,000 Mead Johnson Nutrition Co 4.125 11/15/25 908,980
350,000 Mead Johnson Nutrition Co 4.600 06/01/44 302,864
1,025,000 Molson Coors Beverage Co 3.000 07/15/26 981,234
525,000 Molson Coors Beverage Co 5.000 05/01/42 480,203
1,550,000 Molson Coors Beverage Co 4.200 07/15/46 1,238,726
1,500,000 Mondelez International, Inc 2.625 03/17/27 1,405,894
1,000,000 Mondelez International, Inc 4.750 02/20/29 987,997
356,000 Mondelez International, Inc 2.750 04/13/30 315,547
400,000 Mondelez International, Inc 1.500 02/04/31 319,324
725,000 (a) Mondelez International, Inc 1.875 10/15/32 569,638
1,200,000 Mondelez International, Inc 2.625 09/04/50 717,321
1,500,000 PepsiCo Singapore Financing I Pte Ltd 4.550 02/16/29 1,482,757
2,000,000 PepsiCo Singapore Financing I Pte Ltd 4.700 02/16/34 1,950,043
275,000 PepsiCo, Inc 2.850 02/24/26 265,623
275,000 PepsiCo, Inc 5.125 11/10/26 276,208
150,000 PepsiCo, Inc 2.625 03/19/27 141,363
2,000,000 PepsiCo, Inc 3.600 02/18/28 1,923,042
2,500,000 (a) PepsiCo, Inc 4.450 05/15/28 2,483,577
500,000 PepsiCo, Inc 2.750 03/19/30 447,884
2,275,000 PepsiCo, Inc 1.625 05/01/30 1,903,960
2,000,000 PepsiCo, Inc 1.400 02/25/31 1,607,503
2,000,000 PepsiCo, Inc 1.950 10/21/31 1,642,534
1,100,000 PepsiCo, Inc 3.900 07/18/32 1,026,737
3,000,000 (a) PepsiCo, Inc 4.450 02/15/33 2,977,672
575,000 PepsiCo, Inc 2.625 10/21/41 401,028
750,000 PepsiCo, Inc 2.875 10/15/49 497,822
1,000,000 PepsiCo, Inc 2.750 10/21/51 634,908
1,000,000 PepsiCo, Inc 4.200 07/18/52 834,000
2,500,000 PepsiCo, Inc 4.650 02/15/53 2,259,851
400,000 Philip Morris Interanational, Inc 6.375 05/16/38 429,678
500,000 Philip Morris International, Inc 3.375 08/11/25 488,665
700,000 Philip Morris International, Inc 2.750 02/25/26 670,669
1,000,000 Philip Morris International, Inc 0.875 05/01/26 923,785
1,500,000 Philip Morris International, Inc 5.125 11/17/27 1,499,654
2,500,000 Philip Morris International, Inc 4.875 02/15/28 2,478,195
1,500,000 Philip Morris International, Inc 3.125 03/02/28 1,399,800
1,000,000 Philip Morris International, Inc 5.250 09/07/28 1,007,948
1,000,000 Philip Morris International, Inc 4.875 02/13/29 988,858
1,450,000 Philip Morris International, Inc 3.375 08/15/29 1,339,688
1,500,000 Philip Morris International, Inc 5.625 11/17/29 1,532,045
2,000,000 Philip Morris International, Inc 5.125 02/15/30 1,992,808
450,000 Philip Morris International, Inc 2.100 05/01/30 381,085
1,000,000 Philip Morris International, Inc 5.500 09/07/30 1,013,317
1,000,000 Philip Morris International, Inc 1.750 11/01/30 814,231
1,000,000 Philip Morris International, Inc 5.125 02/13/31 989,390
1,500,000 Philip Morris International, Inc 5.750 11/17/32 1,531,399
2,500,000 Philip Morris International, Inc 5.375 02/15/33 2,482,311

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 1,000,000 Philip Morris International, Inc 5.625% 09/07/33 $ 1,008,635
1,500,000 Philip Morris International, Inc 5.250 02/13/34 1,471,601
225,000 Philip Morris International, Inc 4.375 11/15/41 189,242
200,000 Philip Morris International, Inc 4.500 03/20/42 170,902
275,000 Philip Morris International, Inc 3.875 08/21/42 213,999
300,000 Philip Morris International, Inc 4.125 03/04/43 240,616
200,000 Philip Morris International, Inc 4.875 11/15/43 176,367
2,000,000 Philip Morris International, Inc 4.250 11/10/44 1,617,469
2,000,000 Pilgrim's Pride Corp 6.250 07/01/33 2,037,306
750,000 Pilgrim's Pride Corp 6.875 05/15/34 798,202
341,000 Reynolds American, Inc 4.450 06/12/25 337,006
750,000 Reynolds American, Inc 5.700 08/15/35 732,349
65,000 Reynolds American, Inc 7.250 06/15/37 70,246
200,000 Reynolds American, Inc 6.150 09/15/43 192,502
1,775,000 Reynolds American, Inc 5.850 08/15/45 1,637,137
500,000 Tyson Foods, Inc 4.000 03/01/26 488,114
1,150,000 Tyson Foods, Inc 3.550 06/02/27 1,099,115
500,000 Tyson Foods, Inc 4.350 03/01/29 480,129
1,000,000 Tyson Foods, Inc 5.400 03/15/29 1,001,308
1,000,000 Tyson Foods, Inc 5.700 03/15/34 996,139
500,000 Tyson Foods, Inc 5.150 08/15/44 437,484
300,000 Tyson Foods, Inc 4.550 06/02/47 240,881
1,700,000 Tyson Foods, Inc 5.100 09/28/48 1,482,622
TOTAL FOOD, BEVERAGE & TOBACCO 243,255,987
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
275,000 Abbott Laboratories 2.950 03/15/25 270,553
1,708,000 Abbott Laboratories 3.750 11/30/26 1,665,910
625,000 Abbott Laboratories 1.150 01/30/28 554,273
200,000 Abbott Laboratories 1.400 06/30/30 166,165
2,750,000 Abbott Laboratories 4.750 11/30/36 2,669,732
3,450,000 Abbott Laboratories 4.900 11/30/46 3,259,248
1,000,000 AdventHealth Obligated Group 2.795 11/15/51 641,731
500,000 Adventist Health System 2.952 03/01/29 448,946
1,000,000 Adventist Health System 5.430 03/01/32 988,400
295,000 Adventist Health System 5.757 12/01/34 294,755
500,000 (a) Adventist Health System 3.630 03/01/49 353,775
200,000 Advocate Health & Hospitals Corp 3.829 08/15/28 192,113
750,000 Advocate Health & Hospitals Corp 2.211 06/15/30 640,837
100,000 Advocate Health & Hospitals Corp 4.272 08/15/48 85,862
600,000 Advocate Health & Hospitals Corp 3.387 10/15/49 438,683
500,000 Advocate Health & Hospitals Corp 3.008 06/15/50 339,987
325,000 Aetna, Inc 3.500 11/15/24 322,358
440,000 Aetna, Inc 6.625 06/15/36 467,125
350,000 Aetna, Inc 4.500 05/15/42 291,488
500,000 Aetna, Inc 4.125 11/15/42 392,935
1,050,000 Aetna, Inc 3.875 08/15/47 762,382
1,500,000 AHS Hospital Corp 2.780 07/01/51 953,750
200,000 Allina Health System 3.887 04/15/49 154,164
520,000 Allina Health System 2.902 11/15/51 333,225
200,000 AmerisourceBergen Corp 3.450 12/15/27 189,307
1,000,000 AmerisourceBergen Corp 2.800 05/15/30 882,007
1,000,000 AmerisourceBergen Corp 2.700 03/15/31 853,695
700,000 AmerisourceBergen Corp 4.300 12/15/47 578,080
1,000,000 Ascension Health 2.532 11/15/29 889,366
1,000,000 Ascension Health 3.106 11/15/39 775,958
875,000 Ascension Health 3.945 11/15/46 729,346
200,000 Ascension Health 4.847 11/15/53 188,931
500,000 Banner Health 2.338 01/01/30 433,650
750,000 (a) Banner Health 1.897 01/01/31 620,576
750,000 Banner Health 2.913 01/01/51 493,814
1,000,000 Baptist Health South Florida Obligated Group 3.115 11/15/71 585,383

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,000,000 Baptist Healthcare System Obligated Group 3.540% 08/15/50 $ 726,702
475,000 Baxter International, Inc 2.600 08/15/26 448,689
1,350,000 Baxter International, Inc 2.272 12/01/28 1,189,856
2,000,000 Baxter International, Inc 1.730 04/01/31 1,586,523
1,150,000 (a) Baxter International, Inc 2.539 02/01/32 943,168
300,000 Baxter International, Inc 3.500 08/15/46 210,142
1,000,000 Baxter International, Inc 3.132 12/01/51 626,590
750,000 BayCare Health System, Inc 3.831 11/15/50 594,684
1,500,000 Baylor Scott & White Holdings 1.777 11/15/30 1,228,545
290,000 Baylor Scott & White Holdings 4.185 11/15/45 248,271
200,000 Baylor Scott & White Holdings 3.967 11/15/46 164,996
1,000,000 Baylor Scott & White Holdings 2.839 11/15/50 653,041
1,000,000 Becton Dickinson & Co 4.693 02/13/28 985,708
1,000,000 Becton Dickinson & Co 4.874 02/08/29 992,249
1,000,000 Becton Dickinson & Co 5.081 06/07/29 999,093
675,000 Becton Dickinson & Co 2.823 05/20/30 596,853
1,500,000 Becton Dickinson & Co 1.957 02/11/31 1,228,342
1,000,000 Becton Dickinson & Co 4.298 08/22/32 937,210
1,000,000 Becton Dickinson & Co 5.110 02/08/34 985,239
343,000 Becton Dickinson & Co 4.685 12/15/44 302,197
1,000,000 Becton Dickinson & Co 4.669 06/06/47 871,634
447,000 Becton Dickinson & Co 3.794 05/20/50 338,236
235,000 Beth Israel Lahey Health, Inc 3.080 07/01/51 149,050
200,000 Bon Secours Mercy Health, Inc 4.302 07/01/28 194,828
500,000 Bon Secours Mercy Health, Inc 3.464 06/01/30 461,913
500,000 Bon Secours Mercy Health, Inc 2.095 06/01/31 413,253
500,000 Bon Secours Mercy Health, Inc 3.205 06/01/50 339,070
2,500,000 Boston Scientific Corp 2.650 06/01/30 2,194,501
343,000 Boston Scientific Corp 4.550 03/01/39 319,592
256,000 Boston Scientific Corp 4.700 03/01/49 228,013
1,475,000 Cardinal Health, Inc 3.410 06/15/27 1,404,575
1,000,000 Cardinal Health, Inc 5.125 02/15/29 997,621
1,000,000 Cardinal Health, Inc 5.450 02/15/34 995,389
100,000 Cardinal Health, Inc 4.600 03/15/43 84,951
200,000 Cardinal Health, Inc 4.500 11/15/44 166,565
200,000 Cardinal Health, Inc 4.900 09/15/45 174,965
500,000 Cardinal Health, Inc 4.368 06/15/47 402,743
1,000,000 Cedars-Sinai Health System 2.288 08/15/31 837,352
500,000 CENCORA,Inc 5.125 02/15/34 490,913
2,000,000 Centene Corp 2.450 07/15/28 1,775,659
2,000,000 Centene Corp 3.000 10/15/30 1,710,138
2,000,000 Centene Corp 2.500 03/01/31 1,641,362
2,000,000 Centene Corp 2.625 08/01/31 1,642,435
1,000,000 Children's Health System of Texas 2.511 08/15/50 611,188
100,000 Children's Hospital Corp 4.115 01/01/47 84,082
1,000,000 Children's Hospital Corp 2.585 02/01/50 624,259
1,000,000 Children's Hospital of Philadelphia 2.704 07/01/50 643,983
200,000 CHRISTUS Health 4.341 07/01/28 195,455
900,000 Cigna Group 3.250 04/15/25 883,919
98,000 Cigna Group 4.500 02/25/26 96,512
416,000 Cigna Group 1.250 03/15/26 388,396
4,475,000 Cigna Group 3.400 03/01/27 4,278,386
300,000 Cigna Group 3.050 10/15/27 281,697
2,000,000 Cigna Group 4.375 10/15/28 1,942,142
1,000,000 Cigna Group 5.000 05/15/29 995,892
218,000 Cigna Group 2.400 03/15/30 188,613
550,000 Cigna Group 2.375 03/15/31 461,417
1,000,000 Cigna Group 5.125 05/15/31 992,846
2,500,000 Cigna Group 5.400 03/15/33 2,509,498
1,000,000 Cigna Group 5.250 02/15/34 986,186
1,700,000 Cigna Group 4.800 08/15/38 1,562,036

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 225,000 Cigna Group 3.200% 03/15/40 $ 166,433
93,000 Cigna Group 6.125 11/15/41 96,804
975,000 Cigna Group 4.800 07/15/46 857,339
1,150,000 Cigna Group 3.875 10/15/47 867,583
2,450,000 Cigna Group 4.900 12/15/48 2,153,334
750,000 Cigna Group 3.400 03/15/50 511,429
1,100,000 Cigna Group 3.400 03/15/51 747,735
375,000 Cigna Group 5.600 02/15/54 360,036
600,000 City of Hope 4.378 08/15/48 490,573
750,000 CommonSpirit Health 2.760 10/01/24 743,957
750,000 CommonSpirit Health 6.073 11/01/27 767,687
1,000,000 CommonSpirit Health 3.347 10/01/29 917,902
1,000,000 CommonSpirit Health 2.782 10/01/30 866,114
1,000,000 CommonSpirit Health 5.205 12/01/31 986,803
760,000 CommonSpirit Health 5.318 12/01/34 746,204
300,000 CommonSpirit Health 4.350 11/01/42 253,551
750,000 CommonSpirit Health 3.817 10/01/49 568,561
715,000 CommonSpirit Health 4.187 10/01/49 570,988
500,000 CommonSpirit Health 3.910 10/01/50 379,745
750,000 (a) CommonSpirit Health 6.461 11/01/52 828,667
905,000 CommonSpirit Health 5.548 12/01/54 889,426
750,000 Community Health Network, Inc 3.099 05/01/50 495,109
500,000 Corewell Health Obligated Group 3.487 07/15/49 373,740
485,000 Cottage Health Obligated Group 3.304 11/01/49 347,601
969,000 CVS Health Corp 3.875 07/20/25 951,425
1,050,000 CVS Health Corp 2.875 06/01/26 999,776
1,250,000 CVS Health Corp 3.000 08/15/26 1,191,132
9,500,000 CVS Health Corp 1.300 08/21/27 8,417,070
1,000,000 CVS Health Corp 5.000 01/30/29 989,742
1,500,000 CVS Health Corp 5.400 06/01/29 1,501,985
275,000 CVS Health Corp 3.250 08/15/29 249,467
2,000,000 CVS Health Corp 5.125 02/21/30 1,978,245
1,825,000 CVS Health Corp 1.750 08/21/30 1,483,519
1,000,000 CVS Health Corp 5.250 01/30/31 988,652
1,525,000 CVS Health Corp 1.875 02/28/31 1,223,626
1,000,000 CVS Health Corp 5.550 06/01/31 1,000,879
1,000,000 CVS Health Corp 2.125 09/15/31 802,840
2,000,000 CVS Health Corp 5.250 02/21/33 1,952,942
850,000 CVS Health Corp 5.300 06/01/33 830,671
1,500,000 CVS Health Corp 5.700 06/01/34 1,495,951
4,100,000 CVS Health Corp 4.780 03/25/38 3,660,548
850,000 CVS Health Corp 2.700 08/21/40 564,750
400,000 CVS Health Corp 5.300 12/05/43 364,124
1,000,000 CVS Health Corp 6.000 06/01/44 979,932
1,800,000 CVS Health Corp 5.125 07/20/45 1,584,113
8,525,000 CVS Health Corp 5.050 03/25/48 7,345,200
2,000,000 CVS Health Corp 5.625 02/21/53 1,856,615
1,500,000 CVS Health Corp 5.875 06/01/53 1,437,388
1,500,000 CVS Health Corp 6.050 06/01/54 1,471,055
1,500,000 CVS Health Corp 6.000 06/01/63 1,436,269
100,000 Dartmouth-Hitchcock Health 4.178 08/01/48 78,325
1,000,000 DENTSPLY SIRONA, Inc 3.250 06/01/30 873,774
750,000 DH Europe Finance II Sarl 2.200 11/15/24 740,879
300,000 DH Europe Finance II Sarl 2.600 11/15/29 267,534
550,000 DH Europe Finance II Sarl 3.250 11/15/39 434,810
200,000 Dignity Health 5.267 11/01/64 181,966
400,000 Duke University Health System, Inc 3.920 06/01/47 323,221
400,000 Edwards Lifesciences Corp 4.300 06/15/28 386,552
225,000 Elevance Health, Inc 3.500 08/15/24 224,306
1,625,000 Elevance Health, Inc 3.350 12/01/24 1,610,270
1,000,000 Elevance Health, Inc 1.500 03/15/26 937,871

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 850,000 Elevance Health, Inc 3.650% 12/01/27 $ 812,468
1,225,000 Elevance Health, Inc 4.101 03/01/28 1,183,890
1,000,000 Elevance Health, Inc 5.150 06/15/29 1,002,678
500,000 Elevance Health, Inc 2.875 09/15/29 450,061
1,500,000 Elevance Health, Inc 2.250 05/15/30 1,285,255
1,000,000 Elevance Health, Inc 2.550 03/15/31 852,503
50,000 Elevance Health, Inc 4.100 05/15/32 46,387
500,000 Elevance Health, Inc 5.500 10/15/32 508,226
1,000,000 Elevance Health, Inc 4.750 02/15/33 965,672
1,500,000 Elevance Health, Inc 5.375 06/15/34 1,507,126
1,150,000 Elevance Health, Inc 4.625 05/15/42 1,012,361
125,000 Elevance Health, Inc 4.650 01/15/43 110,228
500,000 Elevance Health, Inc 5.100 01/15/44 463,997
425,000 Elevance Health, Inc 4.650 08/15/44 370,085
625,000 Elevance Health, Inc 4.375 12/01/47 518,794
1,800,000 Elevance Health, Inc 4.550 03/01/48 1,530,656
500,000 Elevance Health, Inc 3.700 09/15/49 369,866
650,000 Elevance Health, Inc 3.125 05/15/50 435,570
425,000 Elevance Health, Inc 3.600 03/15/51 305,688
600,000 Elevance Health, Inc 4.550 05/15/52 502,871
1,750,000 Elevance Health, Inc 6.100 10/15/52 1,834,269
450,000 Elevance Health, Inc 5.125 02/15/53 413,916
900,000 Elevance Health, Inc 5.650 06/15/54 890,338
865,000 Fred Hutchinson Cancer Center 4.966 01/01/52 811,225
3,000,000 GE HealthCare Technologies, Inc 5.650 11/15/27 3,039,437
1,000,000 GE HealthCare Technologies, Inc 5.857 03/15/30 1,027,717
1,500,000 GE HealthCare Technologies, Inc 5.905 11/22/32 1,547,967
1,500,000 GE HealthCare Technologies, Inc 6.377 11/22/52 1,627,786
750,000 Hackensack Meridian Health, Inc 2.675 09/01/41 524,784
200,000 Hackensack Meridian Health, Inc 4.211 07/01/48 169,317
750,000 Hackensack Meridian Health, Inc 2.875 09/01/50 492,387
200,000 Hackensack Meridian Health, Inc 4.500 07/01/57 171,191
685,000 Hartford HealthCare Corp 3.447 07/01/54 488,682
2,000,000 HCA, Inc 3.125 03/15/27 1,889,559
3,000,000 HCA, Inc 5.200 06/01/28 2,988,120
2,500,000 HCA, Inc 5.625 09/01/28 2,522,300
1,000,000 HCA, Inc 3.375 03/15/29 919,204
1,500,000 HCA, Inc 4.125 06/15/29 1,420,363
2,000,000 HCA, Inc 3.500 09/01/30 1,804,073
1,500,000 HCA, Inc 5.450 04/01/31 1,498,923
2,000,000 HCA, Inc 2.375 07/15/31 1,642,264
2,000,000 HCA, Inc 3.625 03/15/32 1,761,726
2,000,000 HCA, Inc 5.500 06/01/33 1,983,631
1,500,000 HCA, Inc 5.600 04/01/34 1,490,956
225,000 HCA, Inc 5.125 06/15/39 208,415
125,000 HCA, Inc 4.375 03/15/42 102,515
875,000 HCA, Inc 5.500 06/15/47 808,916
2,500,000 HCA, Inc 5.250 06/15/49 2,228,225
1,000,000 HCA, Inc 3.500 07/15/51 668,378
1,700,000 HCA, Inc 4.625 03/15/52 1,372,385
500,000 HCA, Inc 5.900 06/01/53 486,914
1,500,000 HCA, Inc 6.000 04/01/54 1,482,048
1,500,000 HCA, Inc 6.100 04/01/64 1,466,011
1,000,000 Hoag Memorial Hospital Presbyterian 3.803 07/15/52 783,158
2,500,000 Humana, Inc 1.350 02/03/27 2,265,264
600,000 Humana, Inc 3.950 03/15/27 580,104
500,000 Humana, Inc 5.750 03/01/28 508,609
750,000 Humana, Inc 5.750 12/01/28 765,116
500,000 Humana, Inc 3.700 03/23/29 468,876
175,000 Humana, Inc 3.125 08/15/29 158,535
1,000,000 Humana, Inc 5.375 04/15/31 994,690

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 325,000 Humana, Inc 2.150% 02/03/32 $ 259,322
500,000 Humana, Inc 5.875 03/01/33 508,619
750,000 Humana, Inc 5.950 03/15/34 766,687
200,000 Humana, Inc 4.625 12/01/42 167,918
300,000 Humana, Inc 4.950 10/01/44 260,890
600,000 Humana, Inc 4.800 03/15/47 507,226
500,000 Humana, Inc 3.950 08/15/49 374,313
1,500,000 Humana, Inc 5.500 03/15/53 1,392,808
500,000 Humana, Inc 5.750 04/15/54 481,810
1,500,000 Icon Investments Six Dac 5.849 05/08/29 1,524,164
1,000,000 Icon Investments Six Dac 6.000 05/08/34 1,021,569
200,000 Indiana University Health, Inc Obligated Group 3.970 11/01/48 162,964
1,500,000 Indiana University Health, Inc Obligated Group 2.852 11/01/51 976,797
1,000,000 (a) Inova Health System Foundation 4.068 05/15/52 831,212
760,000 Integris Baptist Medical Center, Inc 3.875 08/15/50 566,018
445,000 Iowa Health System 3.665 02/15/50 338,629
900,000 IQVIA, Inc 5.700 05/15/28 908,712
1,000,000 IQVIA, Inc 6.250 02/01/29 1,027,791
350,000 Johns Hopkins Health System Corp 3.837 05/15/46 284,858
500,000 Kaiser Foundation Hospitals 3.150 05/01/27 479,011
1,400,000 Kaiser Foundation Hospitals 2.810 06/01/41 1,012,209
100,000 Kaiser Foundation Hospitals 4.875 04/01/42 94,314
1,265,000 Kaiser Foundation Hospitals 4.150 05/01/47 1,057,372
1,000,000 Kaiser Foundation Hospitals 3.266 11/01/49 709,734
1,000,000 Kaiser Foundation Hospitals 3.002 06/01/51 666,502
755,000 Koninklijke Philips NV 5.000 03/15/42 686,560
1,000,000 Laboratory Corp of America Holdings 1.550 06/01/26 929,027
300,000 Laboratory Corp of America Holdings 3.600 09/01/27 286,290
500,000 Laboratory Corp of America Holdings 2.950 12/01/29 446,576
1,000,000 Laboratory Corp of America Holdings 2.700 06/01/31 855,742
800,000 Laboratory Corp of America Holdings 4.700 02/01/45 701,875
100,000 Mass General Brigham, Inc 3.765 07/01/48 78,532
750,000 Mass General Brigham, Inc 3.192 07/01/49 525,736
100,000 Mass General Brigham, Inc 4.117 07/01/55 80,534
1,000,000 Mass General Brigham, Inc 3.342 07/01/60 670,925
200,000 Mayo Clinic 4.000 11/15/47 165,048
200,000 Mayo Clinic 4.128 11/15/52 167,728
2,500,000 Mayo Clinic 3.196 11/15/61 1,672,138
1,000,000 McKesson Corp 0.900 12/03/25 939,492
500,000 McKesson Corp 1.300 08/15/26 461,279
1,000,000 McKesson Corp 4.900 07/15/28 997,696
350,000 McKesson Corp 5.100 07/15/33 349,225
200,000 McLaren Health Care Corp 4.386 05/15/48 171,810
135,000 MedStar Health, Inc 3.626 08/15/49 101,916
575,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 561,824
1,000,000 Medtronic Global Holdings S.C.A 4.500 03/30/33 961,198
2,777,000 Medtronic, Inc 4.375 03/15/35 2,615,742
1,074,000 Medtronic, Inc 4.625 03/15/45 970,023
500,000 Memorial Health Services 3.447 11/01/49 371,078
1,000,000 Memorial Sloan-Kettering Cancer Center 2.955 01/01/50 677,591
200,000 Memorial Sloan-Kettering Cancer Center 4.125 07/01/52 164,208
500,000 Memorial Sloan-Kettering Cancer Center 4.200 07/01/55 415,582
1,000,000 Methodist Hospital 2.705 12/01/50 629,913
500,000 Montefiore Obligated Group 5.246 11/01/48 383,896
750,000 Montefiore Obligated Group 4.287 09/01/50 481,213
1,000,000 Mount Nittany Medical Center Obligated Group 3.799 11/15/52 771,906
100,000 Mount Sinai Hospitals Group, Inc 3.981 07/01/48 77,284
600,000 Mount Sinai Hospitals Group, Inc 3.737 07/01/49 430,493
895,000 Mount Sinai Hospitals Group, Inc 3.391 07/01/50 582,120
1,000,000 MultiCare Health System 2.803 08/15/50 603,775
380,000 MyMichigan Health 3.409 06/01/50 265,855

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,000,000 Nationwide Children's Hospital, Inc 4.556% 11/01/52 $ 897,840
1,000,000 New York and Presbyterian Hospital 2.256 08/01/40 674,733
300,000 New York and Presbyterian Hospital 4.024 08/01/45 252,290
150,000 New York and Presbyterian Hospital 4.063 08/01/56 120,984
1,000,000 New York and Presbyterian Hospital 2.606 08/01/60 564,763
500,000 New York and Presbyterian Hospital 3.954 08/01/19 358,462
140,000 Northwell Healthcare, Inc 3.979 11/01/46 108,489
675,000 Northwell Healthcare, Inc 4.260 11/01/47 546,249
500,000 Northwell Healthcare, Inc 3.809 11/01/49 371,275
1,000,000 Northwestern Memorial Healthcare Obligated Group 2.633 07/15/51 633,070
1,000,000 Novant Health, Inc 2.637 11/01/36 754,828
1,000,000 Novant Health, Inc 3.318 11/01/61 657,548
1,000,000 NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery
2.667 10/01/50 632,405
350,000 NYU Langone Hospitals 5.750 07/01/43 363,819
250,000 NYU Langone Hospitals 4.368 07/01/47 218,617
915,000 NYU Langone Hospitals 3.380 07/01/55 632,048
1,000,000 Ochsner LSU Health System of North Louisiana 2.510 05/15/31 701,742
1,000,000 OhioHealth Corp 2.297 11/15/31 833,862
750,000 OhioHealth Corp 3.042 11/15/50 522,889
100,000 Orlando Health Obligated Group 4.089 10/01/48 82,491
1,000,000 Orlando Health Obligated Group 3.327 10/01/50 724,964
750,000 PeaceHealth Obligated Group 1.375 11/15/25 706,571
200,000 PeaceHealth Obligated Group 4.787 11/15/48 174,652
750,000 PeaceHealth Obligated Group 3.218 11/15/50 495,427
500,000 Piedmont Healthcare, Inc 2.044 01/01/32 403,458
500,000 Piedmont Healthcare, Inc 2.719 01/01/42 348,900
1,000,000 Piedmont Healthcare, Inc 2.864 01/01/52 632,940
725,000 Presbyterian Healthcare Services 4.875 08/01/52 681,589
200,000 Providence St. Joseph Health Obligated Group 2.746 10/01/26 188,226
570,000 Providence St. Joseph Health Obligated Group 2.532 10/01/29 499,711
945,000 Providence St. Joseph Health Obligated Group 5.403 10/01/33 937,394
100,000 Providence St. Joseph Health Obligated Group 3.744 10/01/47 75,664
350,000 Providence St. Joseph Health Obligated Group 3.930 10/01/48 270,148
1,000,000 Providence St. Joseph Health Obligated Group 2.700 10/01/51 592,338
785,000 Queen's Health Systems 4.810 07/01/52 729,730
125,000 Quest Diagnostics, Inc 3.500 03/30/25 122,955
225,000 Quest Diagnostics, Inc 3.450 06/01/26 217,352
500,000 Quest Diagnostics, Inc 4.200 06/30/29 481,459
750,000 Quest Diagnostics, Inc 2.950 06/30/30 665,909
500,000 Quest Diagnostics, Inc 2.800 06/30/31 427,992
250,000 Quest Diagnostics, Inc 6.400 11/30/33 267,604
300,000 Quest Diagnostics, Inc 4.700 03/30/45 267,100
1,500,000 Rady Children's Hospital-San Diego 3.154 08/15/51 1,045,880
390,000 Rush Obligated Group 3.922 11/15/29 369,901
425,000 Sentara Healthcare 2.927 11/01/51 281,531
1,000,000 Sharp HealthCare 2.680 08/01/50 629,692
1,000,000 Smith & Nephew plc 5.150 03/20/27 996,668
1,000,000 Smith & Nephew plc 2.032 10/14/30 825,887
1,000,000 Smith & Nephew plc 5.400 03/20/34 984,519
1,000,000 (d) Solventum Corp 5.400 03/01/29 996,948
1,000,000 (d) Solventum Corp 5.450 03/13/31 987,442
1,500,000 (d) Solventum Corp 5.600 03/23/34 1,473,262
1,500,000 (d) Solventum Corp 5.900 04/30/54 1,433,789
1,000,000 (d) Solventum Corp 6.000 05/15/64 948,492
400,000 SSM Health Care Corp 3.823 06/01/27 386,353
500,000 SSM Health Care Corp 4.894 06/01/28 497,076
1,620,000 Stanford Health Care 3.027 08/15/51 1,094,851
1,000,000 STERIS Irish FinCo UnLtd Co 2.700 03/15/31 851,463
1,000,000 STERIS Irish FinCo UnLtd Co 3.750 03/15/51 730,838
475,000 Stryker Corp 1.150 06/15/25 455,633
200,000 Stryker Corp 3.375 11/01/25 194,639

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,600,000 Stryker Corp 3.500% 03/15/26 $ 1,552,555
500,000 Stryker Corp 3.650 03/07/28 476,595
1,000,000 Stryker Corp 4.850 12/08/28 992,318
600,000 Stryker Corp 1.950 06/15/30 505,166
200,000 Stryker Corp 4.100 04/01/43 164,837
200,000 Stryker Corp 4.375 05/15/44 171,816
550,000 Stryker Corp 4.625 03/15/46 483,270
575,000 Stryker Corp 2.900 06/15/50 376,752
1,500,000 Summa Health 3.511 11/15/51 1,088,991
200,000 Sutter Health 3.695 08/15/28 189,704
1,000,000 Sutter Health 2.294 08/15/30 857,147
750,000 Sutter Health 5.164 08/15/33 751,998
500,000 Sutter Health 3.161 08/15/40 378,180
200,000 Sutter Health 4.091 08/15/48 164,516
500,000 Sutter Health 3.361 08/15/50 357,555
135,000 Sutter Health 5.547 08/15/53 138,156
1,000,000 Texas Health Resources 2.328 11/15/50 575,953
100,000 Texas Health Resources 4.330 11/15/55 84,426
450,000 Toledo Hospital 5.750 11/15/38 443,136
2,000,000 Trinity Health Corp 2.632 12/01/40 1,411,602
300,000 Trinity Health Corp 4.125 12/01/45 252,402
185,000 Trinity Health Corp 3.434 12/01/48 141,275
1,000,000 UMass Memorial Health Care Obligated Group 5.363 07/01/52 950,314
500,000 UnitedHealth Group, Inc 3.700 12/15/25 489,380
1,000,000 UnitedHealth Group, Inc 1.250 01/15/26 942,219
3,000,000 UnitedHealth Group, Inc 1.150 05/15/26 2,788,709
200,000 UnitedHealth Group, Inc 3.450 01/15/27 192,840
1,500,000 UnitedHealth Group, Inc 3.700 05/15/27 1,451,582
1,700,000 UnitedHealth Group, Inc 2.950 10/15/27 1,598,182
2,000,000 UnitedHealth Group, Inc 5.250 02/15/28 2,026,032
2,375,000 UnitedHealth Group, Inc 3.850 06/15/28 2,283,029
500,000 UnitedHealth Group, Inc 3.875 12/15/28 479,048
1,500,000 UnitedHealth Group, Inc 4.250 01/15/29 1,460,579
1,000,000 UnitedHealth Group, Inc 4.700 04/15/29 992,126
1,500,000 UnitedHealth Group, Inc 4.000 05/15/29 1,442,602
1,000,000 UnitedHealth Group, Inc 2.875 08/15/29 906,484
1,000,000 UnitedHealth Group, Inc 5.300 02/15/30 1,017,034
2,200,000 UnitedHealth Group, Inc 2.000 05/15/30 1,869,648
2,000,000 UnitedHealth Group, Inc 4.900 04/15/31 1,981,446
1,750,000 UnitedHealth Group, Inc 2.300 05/15/31 1,468,371
800,000 UnitedHealth Group, Inc 4.200 05/15/32 752,885
1,500,000 UnitedHealth Group, Inc 5.350 02/15/33 1,519,822
1,500,000 UnitedHealth Group, Inc 4.500 04/15/33 1,433,539
3,000,000 UnitedHealth Group, Inc 5.000 04/15/34 2,961,024
150,000 UnitedHealth Group, Inc 5.800 03/15/36 156,854
365,000 UnitedHealth Group, Inc 6.625 11/15/37 403,671
200,000 UnitedHealth Group, Inc 6.875 02/15/38 229,125
275,000 UnitedHealth Group, Inc 3.500 08/15/39 222,188
1,000,000 UnitedHealth Group, Inc 2.750 05/15/40 718,498
3,000,000 UnitedHealth Group, Inc 3.050 05/15/41 2,214,172
300,000 UnitedHealth Group, Inc 4.375 03/15/42 262,663
350,000 UnitedHealth Group, Inc 3.950 10/15/42 286,865
375,000 UnitedHealth Group, Inc 4.250 03/15/43 323,227
800,000 UnitedHealth Group, Inc 4.200 01/15/47 659,155
300,000 UnitedHealth Group, Inc 4.250 04/15/47 249,606
500,000 UnitedHealth Group, Inc 3.750 10/15/47 380,649
1,700,000 UnitedHealth Group, Inc 4.250 06/15/48 1,404,881
1,000,000 UnitedHealth Group, Inc 3.700 08/15/49 751,736
4,000,000 UnitedHealth Group, Inc 2.900 05/15/50 2,594,204
3,000,000 UnitedHealth Group, Inc 3.250 05/15/51 2,060,092
450,000 UnitedHealth Group, Inc 4.750 05/15/52 398,413

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,500,000 UnitedHealth Group, Inc 5.875% 02/15/53 $ 1,557,800
1,500,000 UnitedHealth Group, Inc 5.050 04/15/53 1,389,361
3,000,000 UnitedHealth Group, Inc 5.375 04/15/54 2,914,328
1,250,000 UnitedHealth Group, Inc 3.875 08/15/59 924,954
1,000,000 UnitedHealth Group, Inc 3.125 05/15/60 630,436
500,000 UnitedHealth Group, Inc 4.950 05/15/62 444,891
1,000,000 UnitedHealth Group, Inc 6.050 02/15/63 1,052,305
1,500,000 UnitedHealth Group, Inc 5.200 04/15/63 1,388,529
2,000,000 UnitedHealth Group, Inc 5.500 04/15/64 1,936,516
1,000,000 Universal Health Services, Inc 1.650 09/01/26 919,716
1,000,000 Universal Health Services, Inc 2.650 01/15/32 815,843
500,000 University of Pittsburgh Medical Center 5.035 05/15/33 488,574
500,000 University of Pittsburgh Medical Center 5.377 05/15/43 502,801
370,000 WakeMed 3.286 10/01/52 257,451
200,000 West Virginia United Health System Obligated Group 3.129 06/01/50 131,301
500,000 Willis-Knighton Medical Center 3.065 03/01/51 327,218
1,000,000 Yale Haven Health Services Corp 2.496 07/01/50 597,726
225,000 Zimmer Biomet Holdings, Inc 3.050 01/15/26 217,262
1,000,000 Zimmer Biomet Holdings, Inc 5.350 12/01/28 1,006,123
1,500,000 Zimmer Biomet Holdings, Inc 2.600 11/24/31 1,251,566
TOTAL HEALTH CARE EQUIPMENT & SERVICES 353,759,869
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3.150 08/01/27 474,604
250,000 Church & Dwight Co, Inc 2.300 12/15/31 207,921
500,000 Church & Dwight Co, Inc 5.600 11/15/32 518,091
100,000 Church & Dwight Co, Inc 3.950 08/01/47 78,522
725,000 Church & Dwight Co, Inc 5.000 06/15/52 673,652
300,000 Clorox Co 3.100 10/01/27 282,151
500,000 Clorox Co 3.900 05/15/28 480,359
750,000 Clorox Co 4.400 05/01/29 729,723
1,000,000 Clorox Co 1.800 05/15/30 834,296
375,000 Clorox Co 4.600 05/01/32 363,300
1,000,000 Colgate-Palmolive Co 3.100 08/15/27 952,040
1,000,000 Colgate-Palmolive Co 4.600 03/01/28 998,318
60,000 Colgate-Palmolive Co 6.450 06/16/28 63,365
225,000 Colgate-Palmolive Co 3.250 08/15/32 201,401
1,000,000 Colgate-Palmolive Co 4.600 03/01/33 980,891
300,000 Colgate-Palmolive Co 4.000 08/15/45 251,600
550,000 Colgate-Palmolive Co 3.700 08/01/47 436,107
450,000 Estee Lauder Cos, Inc 3.150 03/15/27 429,726
200,000 Estee Lauder Cos, Inc 2.375 12/01/29 175,369
100,000 Estee Lauder Cos, Inc 2.600 04/15/30 87,672
1,500,000 Estee Lauder Cos, Inc 1.950 03/15/31 1,233,157
750,000 Estee Lauder Cos, Inc 4.650 05/15/33 723,960
1,000,000 (a) Estee Lauder Cos, Inc 5.000 02/14/34 981,815
100,000 Estee Lauder Cos, Inc 6.000 05/15/37 105,860
300,000 Estee Lauder Cos, Inc 4.375 06/15/45 254,007
375,000 Estee Lauder Cos, Inc 4.150 03/15/47 305,200
700,000 Estee Lauder Cos, Inc 3.125 12/01/49 467,960
750,000 Estee Lauder Cos, Inc 5.150 05/15/53 704,990
1,900,000 Haleon US Capital LLC 3.375 03/24/27 1,813,038
725,000 Haleon US Capital LLC 3.375 03/24/29 673,162
1,500,000 Haleon US Capital LLC 3.625 03/24/32 1,343,734
1,000,000 (a) Haleon US Capital LLC 4.000 03/24/52 794,183
2,500,000 Kenvue, Inc 5.050 03/22/28 2,513,648
1,000,000 Kenvue, Inc 5.000 03/22/30 1,003,274
1,750,000 Kenvue, Inc 4.900 03/22/33 1,730,743
1,250,000 Kenvue, Inc 5.100 03/22/43 1,206,751
1,750,000 Kenvue, Inc 5.050 03/22/53 1,650,682
1,000,000 Kenvue, Inc 5.200 03/22/63 943,952
950,000 Kimberly-Clark Corp 3.050 08/15/25 928,037

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 200,000 Kimberly-Clark Corp 1.050% 09/15/27 $ 177,351
412,000 Kimberly-Clark Corp 3.950 11/01/28 397,396
1,500,000 Kimberly-Clark Corp 3.200 04/25/29 1,397,935
1,500,000 Kimberly-Clark Corp 2.000 11/02/31 1,246,789
500,000 Kimberly-Clark Corp 4.500 02/16/33 485,673
200,000 Kimberly-Clark Corp 6.625 08/01/37 227,462
725,000 Kimberly-Clark Corp 3.200 07/30/46 515,268
200,000 Kimberly-Clark Corp 3.900 05/04/47 158,207
300,000 (a) Kimberly-Clark Corp 2.875 02/07/50 199,386
750,000 Procter & Gamble Co 2.700 02/02/26 724,243
2,000,000 Procter & Gamble Co 1.000 04/23/26 1,867,695
1,750,000 Procter & Gamble Co 2.450 11/03/26 1,657,317
1,500,000 (a) Procter & Gamble Co 3.950 01/26/28 1,468,500
1,000,000 Procter & Gamble Co 4.350 01/29/29 991,234
2,000,000 Procter & Gamble Co 3.000 03/25/30 1,840,229
1,150,000 Procter & Gamble Co 1.200 10/29/30 936,574
1,500,000 Procter & Gamble Co 1.950 04/23/31 1,275,300
1,500,000 (a) Procter & Gamble Co 4.050 01/26/33 1,439,123
2,000,000 Procter & Gamble Co 4.550 01/29/34 1,962,739
500,000 Unilever Capital Corp 3.375 03/22/25 492,568
450,000 Unilever Capital Corp 3.100 07/30/25 440,553
225,000 Unilever Capital Corp 2.000 07/28/26 211,450
800,000 Unilever Capital Corp 2.900 05/05/27 758,416
1,150,000 Unilever Capital Corp 3.500 03/22/28 1,096,783
700,000 Unilever Capital Corp 4.875 09/08/28 700,458
1,000,000 Unilever Capital Corp 2.125 09/06/29 878,770
175,000 Unilever Capital Corp 1.375 09/14/30 142,599
200,000 Unilever Capital Corp 1.750 08/12/31 162,506
430,000 Unilever Capital Corp 5.900 11/15/32 456,984
700,000 Unilever Capital Corp 5.000 12/08/33 701,344
500,000 Unilever Capital Corp 2.625 08/12/51 318,237
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 53,926,350
INSURANCE - 0.7%
500,000 Aegon NV 5.500 04/11/48 480,977
2,000,000 Aflac, Inc 1.125 03/15/26 1,867,083
200,000 Aflac, Inc 2.875 10/15/26 190,104
375,000 Aflac, Inc 3.600 04/01/30 348,440
200,000 Aflac, Inc 4.000 10/15/46 157,049
500,000 Aflac, Inc 4.750 01/15/49 440,444
1,000,000 Alleghany Corp 3.625 05/15/30 929,371
200,000 Alleghany Corp 4.900 09/15/44 185,485
1,000,000 Alleghany Corp 3.250 08/15/51 674,885
300,000 Allied World Assurance Co Holdings Ltd 4.350 10/29/25 299,613
1,000,000 Allstate Corp 0.750 12/15/25 934,948
275,000 Allstate Corp 3.280 12/15/26 263,100
1,500,000 Allstate Corp 5.050 06/24/29 1,493,119
1,000,000 Allstate Corp 1.450 12/15/30 798,509
600,000 Allstate Corp 5.250 03/30/33 597,456
600,000 Allstate Corp 4.500 06/15/43 512,957
975,000 Allstate Corp 4.200 12/15/46 787,167
250,000 Allstate Corp 3.850 08/10/49 188,608
200,000 Allstate Corp 8.522 08/15/53 199,846
325,000 American Financial Group, Inc 5.250 04/02/30 322,941
400,000 American Financial Group, Inc 4.500 06/15/47 342,698
1,500,000 American International Group, Inc 5.125 03/27/33 1,477,400
300,000 American International Group, Inc 4.800 07/10/45 267,589
1,500,000 American International Group, Inc 4.750 04/01/48 1,321,640
300,000 American International Group, Inc 5.750 04/01/48 293,740
1,500,000 American International Group, Inc 4.375 06/30/50 1,242,583
200,000 Aon Corp 4.500 12/15/28 194,317
450,000 Aon Corp 3.750 05/02/29 422,318

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 450,000 Aon Corp 2.800% 05/15/30 $ 394,427
1,000,000 Aon Corp 2.050 08/23/31 807,371
1,000,000 Aon Corp 2.600 12/02/31 833,040
500,000 Aon Corp 5.000 09/12/32 486,338
750,000 Aon Corp 5.350 02/28/33 744,952
200,000 Aon Corp 6.250 09/30/40 210,530
1,000,000 Aon Corp 2.900 08/23/51 610,122
500,000 Aon Corp 3.900 02/28/52 370,208
550,000 Aon Global Ltd 4.750 05/15/45 477,038
1,000,000 Aon North America, Inc 5.125 03/01/27 998,263
1,500,000 Aon North America, Inc 5.150 03/01/29 1,495,817
1,000,000 Aon North America, Inc 5.300 03/01/31 997,094
2,000,000 Aon North America, Inc 5.450 03/01/34 1,991,216
2,000,000 Aon North America, Inc 5.750 03/01/54 1,956,111
1,050,000 Arch Capital Group Ltd 4.011 12/15/26 1,017,686
200,000 Arch Capital Group Ltd 5.031 12/15/46 181,149
600,000 Arch Capital Group Ltd 3.635 06/30/50 432,100
300,000 Arch Capital Group US, Inc 5.144 11/01/43 275,101
2,000,000 Arthur J Gallagher & Co 2.400 11/09/31 1,632,881
500,000 Arthur J Gallagher & Co 5.500 03/02/33 501,133
150,000 Arthur J Gallagher & Co 6.500 02/15/34 158,722
1,500,000 Arthur J Gallagher & Co 5.450 07/15/34 1,487,723
125,000 Arthur J Gallagher & Co 3.500 05/20/51 86,152
1,000,000 Arthur J Gallagher & Co 3.050 03/09/52 612,236
250,000 Arthur J Gallagher & Co 6.750 02/15/54 275,254
725,000 Arthur J Gallagher & Co 5.750 07/15/54 704,017
300,000 Assurant, Inc 4.900 03/27/28 295,279
500,000 Assurant, Inc 3.700 02/22/30 451,836
7,000 Assurant, Inc 6.750 02/15/34 7,471
500,000 Assured Guaranty US Holdings, Inc 6.125 09/15/28 514,804
1,000,000 Assured Guaranty US Holdings, Inc 3.150 06/15/31 867,022
300,000 Assured Guaranty US Holdings, Inc 3.600 09/15/51 207,266
675,000 Athene Holding Ltd 4.125 01/12/28 650,965
500,000 Athene Holding Ltd 6.150 04/03/30 517,483
1,000,000 Athene Holding Ltd 6.650 02/01/33 1,050,940
1,000,000 Athene Holding Ltd 5.875 01/15/34 989,478
1,000,000 Athene Holding Ltd 3.950 05/25/51 715,148
1,000,000 Athene Holding Ltd 3.450 05/15/52 639,080
1,000,000 Athene Holding Ltd 6.250 04/01/54 1,000,646
300,000 AXIS Specialty Finance LLC 3.900 07/15/29 280,441
250,000 AXIS Specialty Finance LLC 4.900 01/15/40 228,900
200,000 AXIS Specialty Finance plc 4.000 12/06/27 191,720
1,500,000 Berkshire Hathaway Finance Corp 2.300 03/15/27 1,406,059
100,000 Berkshire Hathaway Finance Corp 1.850 03/12/30 85,525
1,500,000 Berkshire Hathaway Finance Corp 1.450 10/15/30 1,233,543
1,000,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 875,803
300,000 Berkshire Hathaway Finance Corp 4.400 05/15/42 271,802
2,175,000 Berkshire Hathaway Finance Corp 4.200 08/15/48 1,825,347
1,725,000 Berkshire Hathaway Finance Corp 4.250 01/15/49 1,472,704
3,000,000 Berkshire Hathaway Finance Corp 2.500 01/15/51 1,803,650
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,159,468
1,000,000 (a) Brighthouse Financial, Inc 5.625 05/15/30 1,000,331
236,000 Brighthouse Financial, Inc 4.700 06/22/47 183,113
500,000 Brown & Brown, Inc 4.500 03/15/29 482,679
1,000,000 Brown & Brown, Inc 2.375 03/15/31 825,730
1,000,000 Brown & Brown, Inc 4.200 03/17/32 912,725
1,000,000 Brown & Brown, Inc 5.650 06/11/34 993,578
500,000 Brown & Brown, Inc 4.950 03/17/52 425,288
450,000 Chubb Corp 6.000 05/11/37 479,520
2,325,000 Chubb INA Holdings, Inc 3.350 05/03/26 2,249,772
1,325,000 Chubb INA Holdings, Inc 1.375 09/15/30 1,080,255

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,000,000 Chubb INA Holdings, Inc 5.000% 03/15/34 $ 990,045
150,000 Chubb INA Holdings, Inc 4.150 03/13/43 127,239
1,600,000 Chubb INA Holdings, Inc 4.350 11/03/45 1,380,595
425,000 Chubb INA Holdings, Inc 2.850 12/15/51 278,474
1,500,000 Chubb INA Holdings, Inc 3.050 12/15/61 950,035
200,000 Cincinnati Financial Corp 6.920 05/15/28 211,726
200,000 CNA Financial Corp 4.500 03/01/26 196,889
225,000 CNA Financial Corp 3.450 08/15/27 213,166
100,000 CNA Financial Corp 3.900 05/01/29 94,721
1,150,000 CNA Financial Corp 2.050 08/15/30 957,928
1,000,000 CNA Financial Corp 5.500 06/15/33 997,124
1,000,000 CNA Financial Corp 5.125 02/15/34 968,153
500,000 CNO Financial Group, Inc 5.250 05/30/29 485,119
1,000,000 CNO Financial Group, Inc 6.450 06/15/34 999,043
500,000 Enstar Group Ltd 4.950 06/01/29 480,430
1,000,000 Enstar Group Ltd 3.100 09/01/31 826,711
1,375,000 Equitable Holdings, Inc 4.350 04/20/28 1,329,157
662,000 Equitable Holdings, Inc 5.000 04/20/48 593,749
300,000 Everest Reinsurance Holdings, Inc 4.868 06/01/44 263,187
250,000 Everest Reinsurance Holdings, Inc 3.500 10/15/50 168,172
1,200,000 Everest Reinsurance Holdings, Inc 3.125 10/15/52 741,496
750,000 F&G Annuities & Life, Inc 7.400 01/13/28 774,666
750,000 F&G Annuities & Life, Inc 6.500 06/04/29 747,521
400,000 Fairfax Financial Holdings Ltd 4.850 04/17/28 392,736
500,000 Fairfax Financial Holdings Ltd 4.625 04/29/30 476,686
1,000,000 Fairfax Financial Holdings Ltd 3.375 03/03/31 868,484
1,000,000 Fairfax Financial Holdings Ltd 5.625 08/16/32 985,745
950,000 (d) Fairfax Financial Holdings Ltd 6.000 12/07/33 964,923
1,000,000 (d) Fairfax Financial Holdings Ltd 6.350 03/22/54 1,000,655
750,000 (d) Fairfax Financial Holdings Ltd 6.100 03/15/55 724,458
300,000 Fidelity National Financial, Inc 4.500 08/15/28 290,292
1,000,000 Fidelity National Financial, Inc 3.400 06/15/30 886,913
500,000 Fidelity National Financial, Inc 2.450 03/15/31 407,397
400,000 Fidelity National Financial, Inc 3.200 09/17/51 246,339
750,000 First American Financial Corp 4.000 05/15/30 673,577
400,000 First American Financial Corp 2.400 08/15/31 318,996
350,000 (a) Globe Life, Inc 4.550 09/15/28 333,374
350,000 Globe Life, Inc 2.150 08/15/30 281,004
175,000 Globe Life, Inc 4.800 06/15/32 161,214
200,000 Hanover Insurance Group, Inc 4.500 04/15/26 196,463
1,000,000 Hanover Insurance Group, Inc 2.500 09/01/30 842,632
750,000 Hartford Financial Services Group, Inc 2.800 08/19/29 665,998
400,000 Hartford Financial Services Group, Inc 4.300 04/15/43 337,531
450,000 Hartford Financial Services Group, Inc 4.400 03/15/48 374,058
450,000 Hartford Financial Services Group, Inc 3.600 08/19/49 329,153
475,000 Hartford Financial Services Group, Inc 2.900 09/15/51 298,765
500,000 Horace Mann Educators Corp 7.250 09/15/28 530,252
500,000 Kemper Corp 2.400 09/30/30 408,870
1,000,000 (a) Kemper Corp 3.800 02/23/32 856,443
600,000 (a) Lincoln National Corp 3.625 12/12/26 574,054
650,000 (a) Lincoln National Corp 3.050 01/15/30 577,791
1,000,000 Lincoln National Corp 3.400 03/01/32 865,757
1,000,000 Lincoln National Corp 5.852 03/15/34 998,575
150,000 Lincoln National Corp 7.000 06/15/40 162,278
250,000 Lincoln National Corp 4.350 03/01/48 190,014
500,000 Lincoln National Corp 4.375 06/15/50 380,080
800,000 Loews Corp 3.750 04/01/26 779,727
400,000 Loews Corp 3.200 05/15/30 363,115
200,000 Loews Corp 4.125 05/15/43 167,287
700,000 Manulife Financial Corp 4.150 03/04/26 684,890
1,300,000 Manulife Financial Corp 4.061 02/24/32 1,245,301

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,000,000 (a) Manulife Financial Corp 3.703% 03/16/32 $ 911,022
200,000 Manulife Financial Corp 5.375 03/04/46 192,551
200,000 Markel Group, Inc 3.350 09/17/29 183,489
150,000 Markel Group, Inc 5.000 04/05/46 132,674
100,000 Markel Group, Inc 4.300 11/01/47 80,053
750,000 Markel Group, Inc 5.000 05/20/49 662,886
200,000 Markel Group, Inc 4.150 09/17/50 153,459
1,500,000 Markel Group, Inc 3.450 05/07/52 1,005,048
1,000,000 Markel Group, Inc 6.000 05/16/54 989,713
1,700,000 Marsh & McLennan Cos, Inc 4.375 03/15/29 1,660,812
450,000 Marsh & McLennan Cos, Inc 2.250 11/15/30 383,323
600,000 Marsh & McLennan Cos, Inc 2.375 12/15/31 497,491
1,000,000 Marsh & McLennan Cos, Inc 5.750 11/01/32 1,041,618
1,000,000 Marsh & McLennan Cos, Inc 5.400 09/15/33 1,019,295
1,000,000 Marsh & McLennan Cos, Inc 5.150 03/15/34 997,572
250,000 Marsh & McLennan Cos, Inc 4.750 03/15/39 232,260
100,000 Marsh & McLennan Cos, Inc 4.350 01/30/47 84,310
300,000 Marsh & McLennan Cos, Inc 4.200 03/01/48 243,663
1,200,000 Marsh & McLennan Cos, Inc 4.900 03/15/49 1,073,696
1,000,000 Marsh & McLennan Cos, Inc 2.900 12/15/51 621,469
250,000 Marsh & McLennan Cos, Inc 6.250 11/01/52 270,335
1,000,000 Marsh & McLennan Cos, Inc 5.450 03/15/53 972,837
1,000,000 Marsh & McLennan Cos, Inc 5.700 09/15/53 1,010,042
1,000,000 Marsh & McLennan Cos, Inc 5.450 03/15/54 971,332
200,000 Mercury General Corp 4.400 03/15/27 192,991
1,530,000 Metlife, Inc 5.700 06/15/35 1,571,534
700,000 MetLife, Inc 3.600 11/13/25 684,337
1,000,000 MetLife, Inc 4.550 03/23/30 982,160
1,500,000 MetLife, Inc 5.375 07/15/33 1,512,106
675,000 MetLife, Inc 6.375 06/15/34 727,004
1,000,000 MetLife, Inc 5.300 12/15/34 997,251
130,000 MetLife, Inc 5.875 02/06/41 132,948
450,000 MetLife, Inc 4.125 08/13/42 373,036
750,000 MetLife, Inc 4.875 11/13/43 683,343
500,000 MetLife, Inc 4.721 12/15/44 440,355
800,000 MetLife, Inc 4.050 03/01/45 642,288
1,650,000 MetLife, Inc 4.600 05/13/46 1,437,584
1,200,000 MetLife, Inc 5.000 07/15/52 1,093,178
1,000,000 MetLife, Inc 5.250 01/15/54 950,768
20,000 Nationwide Financial Services, Inc 6.750 05/15/37 20,097
100,000 Old Republic International Corp 3.875 08/26/26 96,688
1,000,000 Old Republic International Corp 5.750 03/28/34 996,969
1,500,000 Old Republic International Corp 3.850 06/11/51 1,057,790
500,000 PartnerRe Finance B LLC 3.700 07/02/29 467,819
500,000 PartnerRe Finance B LLC 4.500 10/01/50 453,916
1,000,000 Primerica, Inc 2.800 11/19/31 835,250
850,000 Principal Financial Group, Inc 3.100 11/15/26 808,941
100,000 Principal Financial Group, Inc 3.700 05/15/29 93,301
1,000,000 Principal Financial Group, Inc 2.125 06/15/30 835,435
750,000 Principal Financial Group, Inc 5.375 03/15/33 747,989
100,000 Principal Financial Group, Inc 4.625 09/15/42 88,596
200,000 Principal Financial Group, Inc 4.350 05/15/43 170,518
300,000 Principal Financial Group, Inc 4.300 11/15/46 248,748
750,000 Principal Financial Group, Inc 5.500 03/15/53 717,933
650,000 Progressive Corp 2.450 01/15/27 609,396
750,000 Progressive Corp 2.500 03/15/27 702,024
250,000 Progressive Corp 4.000 03/01/29 239,427
100,000 Progressive Corp 3.200 03/26/30 91,071
125,000 Progressive Corp 3.000 03/15/32 108,433
120,000 Progressive Corp 6.250 12/01/32 128,433
1,000,000 Progressive Corp 4.950 06/15/33 989,283

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 300,000 Progressive Corp 4.350% 04/25/44 $ 258,084
300,000 Progressive Corp 3.700 01/26/45 232,323
950,000 Progressive Corp 4.125 04/15/47 780,922
750,000 Progressive Corp 4.200 03/15/48 617,356
100,000 Progressive Corp 3.950 03/26/50 78,487
500,000 Progressive Corp 3.700 03/15/52 373,411
200,000 Prudential Financial, Inc 1.500 03/10/26 188,063
195,000 Prudential Financial, Inc 3.878 03/27/28 187,219
500,000 Prudential Financial, Inc 2.100 03/10/30 427,800
450,000 Prudential Financial, Inc 5.700 12/14/36 460,707
500,000 Prudential Financial, Inc 3.000 03/10/40 369,875
1,700,000 Prudential Financial, Inc 4.600 05/15/44 1,481,771
200,000 Prudential Financial, Inc 5.375 05/15/45 198,124
2,300,000 (a) Prudential Financial, Inc 4.500 09/15/47 2,174,412
300,000 Prudential Financial, Inc 4.418 03/27/48 248,673
2,400,000 Prudential Financial, Inc 5.700 09/15/48 2,354,708
799,000 Prudential Financial, Inc 3.935 12/07/49 605,587
450,000 Prudential Financial, Inc 4.350 02/25/50 366,535
1,000,000 Prudential Financial, Inc 3.700 03/13/51 725,132
675,000 Prudential Financial, Inc 5.125 03/01/52 627,489
1,000,000 Prudential Financial, Inc 6.000 09/01/52 988,156
1,500,000 Prudential Financial, Inc 6.750 03/01/53 1,536,123
525,000 Prudential Financial, Inc 6.500 03/15/54 529,979
200,000 Prudential Funding Asia plc 3.125 04/14/30 179,183
1,000,000 Prudential Funding Asia plc 3.625 03/24/32 892,701
750,000 Reinsurance Group of America, Inc 3.900 05/15/29 703,012
350,000 Reinsurance Group of America, Inc 3.150 06/15/30 311,322
1,000,000 Reinsurance Group of America, Inc 6.000 09/15/33 1,020,913
1,000,000 Reinsurance Group of America, Inc 5.750 09/15/34 996,371
200,000 RenaissanceRe Finance, Inc 3.450 07/01/27 189,739
300,000 RenaissanceRe Holdings Ltd 3.600 04/15/29 276,889
1,000,000 RenaissanceRe Holdings Ltd 5.750 06/05/33 1,000,909
1,000,000 SiriusPoint Ltd 7.000 04/05/29 1,012,732
1,000,000 Stewart Information Services Corp 3.600 11/15/31 826,723
20,000 Transatlantic Holdings, Inc 8.000 11/30/39 25,104
600,000 Travelers Cos, Inc 5.350 11/01/40 590,454
200,000 Travelers Cos, Inc 4.600 08/01/43 179,183
250,000 Travelers Cos, Inc 4.300 08/25/45 211,613
1,100,000 Travelers Cos, Inc 4.000 05/30/47 884,031
500,000 Travelers Cos, Inc 4.050 03/07/48 406,813
900,000 Travelers Cos, Inc 4.100 03/04/49 731,317
2,000,000 Travelers Cos, Inc 3.050 06/08/51 1,339,779
1,000,000 Travelers Cos, Inc 5.450 05/25/53 1,000,729
100,000 Travelers Property Casualty Corp 6.375 03/15/33 109,468
200,000 Trinity Acquisition plc 4.400 03/15/26 196,199
500,000 Unum Group 4.000 06/15/29 471,198
300,000 Unum Group 5.750 08/15/42 288,459
500,000 Unum Group 4.500 12/15/49 389,810
1,000,000 Unum Group 4.125 06/15/51 733,644
1,000,000 Unum Group 6.000 06/15/54 960,407
525,000 Verisk Analytics, Inc 5.250 06/05/34 516,932
200,000 Voya Financial, Inc 4.800 06/15/46 169,678
200,000 W R Berkley Corp 4.750 08/01/44 176,974
650,000 W R Berkley Corp 4.000 05/12/50 497,795
1,000,000 W R Berkley Corp 3.550 03/30/52 690,542
400,000 W R Berkley Corp 3.150 09/30/61 236,498
1,000,000 Willis North America, Inc 4.650 06/15/27 982,506
500,000 Willis North America, Inc 4.500 09/15/28 485,715
900,000 Willis North America, Inc 2.950 09/15/29 806,188
1,000,000 Willis North America, Inc 5.350 05/15/33 980,510
300,000 Willis North America, Inc 5.050 09/15/48 260,180

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 500,000 Willis North America, Inc 3.875% 09/15/49 $ 359,925
1,500,000 Willis North America, Inc 5.900 03/05/54 1,453,561
200,000 XL Group Ltd 5.250 12/15/43 184,444
TOTAL INSURANCE 177,824,588
MATERIALS - 0.8%
500,000 Air Products and Chemicals, Inc 1.850 05/15/27 459,473
750,000 Air Products and Chemicals, Inc 4.600 02/08/29 742,351
2,125,000 Air Products and Chemicals, Inc 2.050 05/15/30 1,820,649
750,000 Air Products and Chemicals, Inc 4.750 02/08/31 742,130
1,000,000 Air Products and Chemicals, Inc 4.800 03/03/33 983,746
750,000 Air Products and Chemicals, Inc 4.850 02/08/34 736,184
125,000 Air Products and Chemicals, Inc 2.700 05/15/40 89,173
1,250,000 Air Products and Chemicals, Inc 2.800 05/15/50 802,752
750,000 Albemarle Corp 4.650 06/01/27 737,924
1,000,000 (a) Albemarle Corp 5.650 06/01/52 886,370
400,000 Amcor Finance USA, Inc 4.500 05/15/28 388,233
1,000,000 Amcor Finance USA, Inc 5.625 05/26/33 1,010,912
200,000 Amcor Flexibles North America, Inc 2.630 06/19/30 171,591
2,000,000 Amcor Flexibles North America, Inc 2.690 05/25/31 1,680,576
1,000,000 Amcor Group Finance plc 5.450 05/23/29 1,003,291
1,000,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 898,577
375,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 327,227
1,000,000 AptarGroup, Inc 3.600 03/15/32 871,721
1,500,000 ArcelorMittal S.A. 6.550 11/29/27 1,546,581
2,000,000 (a) ArcelorMittal S.A. 6.800 11/29/32 2,106,927
1,000,000 ArcelorMittal S.A. 6.000 06/17/34 999,241
1,000,000 (a) ArcelorMittal S.A. 6.350 06/17/54 971,209
300,000 Avery Dennison Corp 4.875 12/06/28 295,420
500,000 Avery Dennison Corp 2.650 04/30/30 434,922
1,000,000 Avery Dennison Corp 2.250 02/15/32 809,521
1,000,000 Avery Dennison Corp 5.750 03/15/33 1,025,263
1,500,000 Barrick North America Finance LLC 5.750 05/01/43 1,488,449
100,000 Barrick PD Australia Finance Pty Ltd 5.950 10/15/39 101,671
625,000 Berry Global, Inc 1.650 01/15/27 569,192
1,000,000 Berry Global, Inc 5.500 04/15/28 997,889
1,000,000 (d) Berry Global, Inc 5.800 06/15/31 998,539
1,500,000 (d) Berry Global, Inc 5.650 01/15/34 1,465,062
1,500,000 BHP Billiton Finance USA Ltd 4.750 02/28/28 1,489,530
1,500,000 BHP Billiton Finance USA Ltd 5.100 09/08/28 1,506,328
1,000,000 BHP Billiton Finance USA Ltd 5.250 09/08/30 1,013,787
1,500,000 BHP Billiton Finance USA Ltd 4.900 02/28/33 1,470,861
1,500,000 BHP Billiton Finance USA Ltd 5.250 09/08/33 1,501,038
825,000 BHP Billiton Finance USA Ltd 4.125 02/24/42 698,127
1,925,000 BHP Billiton Finance USA Ltd 5.000 09/30/43 1,796,119
575,000 BHP Billiton Finance USA Ltd 5.500 09/08/53 570,600
500,000 Cabot Corp 4.000 07/01/29 471,107
1,000,000 Cabot Corp 5.000 06/30/32 974,046
1,000,000 Celanese US Holdings LLC 1.400 08/05/26 918,391
1,000,000 Celanese US Holdings LLC 6.165 07/15/27 1,014,916
1,000,000 Celanese US Holdings LLC 6.350 11/15/28 1,027,481
1,000,000 Celanese US Holdings LLC 6.330 07/15/29 1,028,493
1,000,000 Celanese US Holdings LLC 6.550 11/15/30 1,044,993
1,000,000 Celanese US Holdings LLC 6.379 07/15/32 1,027,583
1,000,000 Celanese US Holdings LLC 6.700 11/15/33 1,050,850
375,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 350,632
200,000 (a) Celulosa Arauco y Constitucion S.A. 5.500 11/02/47 177,857
1,000,000 CRH America Finance, Inc 5.400 05/21/34 990,887
1,000,000 CRH SMW Finance DAC 5.200 05/21/29 999,385
14,000 Dow Chemical Co 4.550 11/30/25 13,829
300,000 Dow Chemical Co 4.800 11/30/28 297,064
81,000 Dow Chemical Co 7.375 11/01/29 89,182

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,000,000 (a) Dow Chemical Co 2.100% 11/15/30 $ 843,479
1,000,000 (a) Dow Chemical Co 6.300 03/15/33 1,054,979
2,000,000 Dow Chemical Co 5.150 02/15/34 1,956,404
982,000 Dow Chemical Co 4.250 10/01/34 896,347
131,000 Dow Chemical Co 9.400 05/15/39 173,424
275,000 Dow Chemical Co 5.250 11/15/41 255,804
1,200,000 Dow Chemical Co 4.375 11/15/42 989,095
400,000 Dow Chemical Co 4.625 10/01/44 340,241
825,000 Dow Chemical Co 5.550 11/30/48 782,480
750,000 Dow Chemical Co 4.800 05/15/49 639,695
1,000,000 Dow Chemical Co 3.600 11/15/50 696,239
500,000 Dow Chemical Co 6.900 05/15/53 555,403
2,000,000 Dow Chemical Co 5.600 02/15/54 1,922,717
1,600,000 DowDuPont, Inc 4.493 11/15/25 1,577,355
2,325,000 DowDuPont, Inc 5.419 11/15/48 2,408,320
2,300,000 DuPont de Nemours, Inc 4.725 11/15/28 2,291,155
91,000 DuPont de Nemours, Inc 5.319 11/15/38 93,607
1,500,000 Eagle Materials, Inc 2.500 07/01/31 1,265,171
700,000 Eastman Chemical Co 4.500 12/01/28 680,283
1,650,000 Eastman Chemical Co 5.750 03/08/33 1,664,475
1,000,000 Eastman Chemical Co 5.625 02/20/34 993,845
150,000 Eastman Chemical Co 4.800 09/01/42 130,440
525,000 Eastman Chemical Co 4.650 10/15/44 438,857
750,000 Ecolab, Inc 2.700 11/01/26 710,219
1,000,000 Ecolab, Inc 1.650 02/01/27 919,532
300,000 Ecolab, Inc 3.250 12/01/27 282,929
1,000,000 Ecolab, Inc 5.250 01/15/28 1,009,523
1,000,000 Ecolab, Inc 1.300 01/30/31 795,636
1,000,000 Ecolab, Inc 2.125 02/01/32 820,670
150,000 Ecolab, Inc 2.125 08/15/50 83,672
1,000,000 Ecolab, Inc 2.700 12/15/51 614,488
1,370,000 Ecolab, Inc 2.750 08/18/55 821,802
350,000 EIDP, Inc 1.700 07/15/25 336,780
175,000 (a) EIDP, Inc 2.300 07/15/30 150,880
1,250,000 EIDP, Inc 4.800 05/15/33 1,205,501
500,000 FMC Corp 3.200 10/01/26 474,015
500,000 FMC Corp 3.450 10/01/29 449,610
1,000,000 (a) FMC Corp 5.650 05/18/33 984,496
500,000 FMC Corp 4.500 10/01/49 380,614
500,000 FMC Corp 6.375 05/18/53 494,572
1,000,000 Freeport-McMoRan, Inc 4.125 03/01/28 957,974
1,500,000 Freeport-McMoRan, Inc 4.375 08/01/28 1,448,834
1,000,000 (a) Freeport-McMoRan, Inc 5.250 09/01/29 993,589
1,000,000 Freeport-McMoRan, Inc 4.250 03/01/30 944,251
1,000,000 Freeport-McMoRan, Inc 4.625 08/01/30 962,012
750,000 Georgia-Pacific LLC 7.750 11/15/29 844,218
600,000 Huntsman International LLC 4.500 05/01/29 568,484
1,000,000 Huntsman International LLC 2.950 06/15/31 818,816
100,000 International Flavors & Fragrances, Inc 4.450 09/26/28 96,418
200,000 International Flavors & Fragrances, Inc 4.375 06/01/47 154,022
675,000 International Flavors & Fragrances, Inc 5.000 09/26/48 578,798
450,000 International Paper Co 6.000 11/15/41 452,086
390,000 International Paper Co 4.800 06/15/44 337,289
2,425,000 International Paper Co 4.350 08/15/48 1,964,394
1,000,000 Kinross Gold Corp 4.500 07/15/27 971,044
1,000,000 Kinross Gold Corp 6.250 07/15/33 1,045,192
725,000 Linde, Inc 1.100 08/10/30 583,952
625,000 Linde, Inc 3.550 11/07/42 497,643
225,000 Linde, Inc 2.000 08/10/50 122,228
150,000 Lubrizol Corp 6.500 10/01/34 167,557
575,000 LYB International Finance BV 5.250 07/15/43 521,630

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 550,000 LYB International Finance BV 4.875% 03/15/44 $ 478,515
491,000 LYB International Finance III LLC 1.250 10/01/25 464,605
150,000 LYB International Finance III LLC 2.250 10/01/30 126,709
1,000,000 LYB International Finance III LLC 5.625 05/15/33 1,011,725
1,000,000 LYB International Finance III LLC 5.500 03/01/34 989,412
1,150,000 LYB International Finance III LLC 3.375 10/01/40 841,134
1,000,000 LYB International Finance III LLC 4.200 10/15/49 766,908
750,000 LYB International Finance III LLC 4.200 05/01/50 570,864
1,000,000 LYB International Finance III LLC 3.625 04/01/51 687,508
500,000 LYB International Finance III LLC 3.800 10/01/60 339,607
475,000 LyondellBasell Industries NV 4.625 02/26/55 385,127
200,000 Martin Marietta Materials, Inc 3.450 06/01/27 191,266
325,000 Martin Marietta Materials, Inc 3.500 12/15/27 308,987
250,000 Martin Marietta Materials, Inc 2.500 03/15/30 217,223
1,000,000 Martin Marietta Materials, Inc 2.400 07/15/31 827,287
450,000 Martin Marietta Materials, Inc 4.250 12/15/47 365,634
1,000,000 Martin Marietta Materials, Inc 3.200 07/15/51 663,261
800,000 Mosaic Co 4.050 11/15/27 767,159
750,000 Mosaic Co 5.375 11/15/28 752,683
300,000 Mosaic Co 5.450 11/15/33 297,020
100,000 Mosaic Co 4.875 11/15/41 87,232
600,000 Mosaic Co 5.625 11/15/43 566,943
1,300,000 Newmont Corp 2.800 10/01/29 1,167,013
250,000 Newmont Corp 2.250 10/01/30 213,345
1,350,000 (a) Newmont Corp 2.600 07/15/32 1,125,251
3,000,000 (d) Newmont Corp 5.350 03/15/34 2,995,293
298,000 Newmont Corp 5.875 04/01/35 308,415
235,000 Newmont Corp 6.250 10/01/39 248,158
975,000 Newmont Corp 4.875 03/15/42 899,945
300,000 Newmont Corp 5.450 06/09/44 290,055
500,000 Nucor Corp 4.300 05/23/27 489,112
425,000 Nucor Corp 3.950 05/01/28 407,037
3,150,000 Nucor Corp 2.700 06/01/30 2,783,223
500,000 Nucor Corp 3.125 04/01/32 432,733
1,000,000 Nucor Corp 2.979 12/15/55 614,235
200,000 Nutrien Ltd 3.000 04/01/25 196,039
700,000 Nutrien Ltd 4.000 12/15/26 677,296
1,000,000 Nutrien Ltd 4.900 03/27/28 988,265
550,000 Nutrien Ltd 4.200 04/01/29 526,272
500,000 Nutrien Ltd 2.950 05/13/30 442,463
2,000,000 Nutrien Ltd 5.400 06/21/34 1,970,160
200,000 Nutrien Ltd 4.125 03/15/35 178,228
200,000 Nutrien Ltd 5.625 12/01/40 193,977
200,000 Nutrien Ltd 4.900 06/01/43 177,902
691,000 Nutrien Ltd 5.250 01/15/45 635,342
1,050,000 Nutrien Ltd 5.000 04/01/49 924,414
300,000 Nutrien Ltd 3.950 05/13/50 225,349
750,000 Nutrien Ltd 5.800 03/27/53 740,057
1,000,000 Owens Corning 5.950 06/15/54 1,007,992
550,000 Packaging Corp of America 3.400 12/15/27 519,839
100,000 Packaging Corp of America 3.000 12/15/29 89,461
500,000 Packaging Corp of America 5.700 12/01/33 507,888
500,000 Packaging Corp of America 4.050 12/15/49 392,618
1,500,000 Packaging Corp of America 3.050 10/01/51 978,402
500,000 PPG Industries, Inc 2.400 08/15/24 497,786
250,000 PPG Industries, Inc 1.200 03/15/26 232,876
425,000 PPG Industries, Inc 3.750 03/15/28 406,277
500,000 PPG Industries, Inc 2.550 06/15/30 435,750
1,000,000 Praxair, Inc 3.200 01/30/26 969,775
500,000 Reliance Steel & Aluminum Co 1.300 08/15/25 476,190
500,000 Reliance Steel & Aluminum Co 2.150 08/15/30 418,274

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 414,000 Rio Tinto Alcan, Inc 6.125% 12/15/33 $ 438,751
350,000 Rio Tinto Finance USA Ltd 5.200 11/02/40 339,039
2,000,000 Rio Tinto Finance USA Ltd 2.750 11/02/51 1,240,717
1,500,000 Rio Tinto Finance USA plc 5.000 03/09/33 1,493,318
1,400,000 Rio Tinto Finance USA plc 4.125 08/21/42 1,183,505
1,000,000 Rio Tinto Finance USA plc 5.125 03/09/53 941,739
100,000 RPM International, Inc 3.750 03/15/27 95,923
300,000 RPM International, Inc 4.550 03/01/29 290,064
1,000,000 RPM International, Inc 2.950 01/15/32 836,507
100,000 RPM International, Inc 5.250 06/01/45 91,823
200,000 RPM International, Inc 4.250 01/15/48 164,851
200,000 Sherwin-Williams Co 3.950 01/15/26 195,771
925,000 Sherwin-Williams Co 3.450 06/01/27 880,917
500,000 Sherwin-Williams Co 2.950 08/15/29 450,611
500,000 Sherwin-Williams Co 2.300 05/15/30 428,936
950,000 (a) Sherwin-Williams Co 2.200 03/15/32 771,545
200,000 Sherwin-Williams Co 4.000 12/15/42 160,333
900,000 Sherwin-Williams Co 4.500 06/01/47 758,923
900,000 Sherwin-Williams Co 3.800 08/15/49 679,147
500,000 Sherwin-Williams Co 3.300 05/15/50 340,272
1,000,000 Sherwin-Williams Co 2.900 03/15/52 624,936
225,000 (d) Smurfit Kappa Treasury ULC 5.438 04/03/34 222,993
300,000 (d) Smurfit Kappa Treasury ULC 5.777 04/03/54 298,318
650,000 Sonoco Products Co 2.250 02/01/27 602,383
750,000 Sonoco Products Co 3.125 05/01/30 667,221
1,000,000 (a) Sonoco Products Co 2.850 02/01/32 830,883
800,000 Southern Copper Corp 3.875 04/23/25 787,272
100,000 Southern Copper Corp 7.500 07/27/35 116,390
1,180,000 Southern Copper Corp 6.750 04/16/40 1,288,195
2,000,000 Southern Copper Corp 5.875 04/23/45 1,987,725
100,000 Steel Dynamics, Inc 2.400 06/15/25 96,882
1,000,000 Steel Dynamics, Inc 1.650 10/15/27 891,286
750,000 Steel Dynamics, Inc 3.450 04/15/30 684,849
100,000 Steel Dynamics, Inc 3.250 01/15/31 88,539
1,000,000 Steel Dynamics, Inc 5.375 08/15/34 982,887
500,000 Steel Dynamics, Inc 3.250 10/15/50 329,372
700,000 Suzano Austria GmbH 2.500 09/15/28 614,518
1,900,000 Suzano Austria GmbH 6.000 01/15/29 1,895,086
1,000,000 Suzano Austria GmbH 3.750 01/15/31 871,283
1,500,000 Suzano Austria GmbH 3.125 01/15/32 1,227,831
700,000 Suzano International Finance BV 5.500 01/17/27 695,441
2,000,000 Teck Resources Ltd 3.900 07/15/30 1,855,516
2,000,000 Vale Overseas Ltd 3.750 07/08/30 1,799,239
4,500,000 Vale Overseas Ltd 6.125 06/12/33 4,534,646
1,164,000 Vale Overseas Ltd 6.875 11/21/36 1,249,135
2,000,000 (a) Vale Overseas Ltd 6.400 06/28/54 1,977,400
750,000 Vulcan Materials Co 4.500 04/01/25 743,506
100,000 Vulcan Materials Co 3.900 04/01/27 96,751
275,000 Vulcan Materials Co 3.500 06/01/30 250,477
475,000 Vulcan Materials Co 4.500 06/15/47 395,688
200,000 Vulcan Materials Co 4.700 03/01/48 173,600
500,000 Westlake Corp 3.600 08/15/26 481,106
1,000,000 Westlake Corp 3.375 06/15/30 902,547
500,000 Westlake Corp 2.875 08/15/41 339,533
500,000 Westlake Corp 5.000 08/15/46 435,847
200,000 Westlake Corp 4.375 11/15/47 161,404
500,000 Westlake Corp 3.125 08/15/51 314,803
500,000 Westlake Corp 3.375 08/15/61 302,569
525,000 WRKCo, Inc 4.650 03/15/26 517,334
300,000 WRKCo, Inc 3.375 09/15/27 283,930
325,000 WRKCo, Inc 4.000 03/15/28 311,208

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 240,000 WRKCo, Inc 3.900% 06/01/28 $ 228,343
950,000 WRKCo, Inc 4.900 03/15/29 943,936
685,000 WRKCo, Inc 4.200 06/01/32 640,305
1,400,000 WRKCo, Inc 3.000 06/15/33 1,177,110
750,000 Yamana Gold, Inc 2.630 08/15/31 623,270
TOTAL MATERIALS 184,716,738
MEDIA & ENTERTAINMENT - 0.9%
675,000 Alphabet, Inc 0.450 08/15/25 642,618
1,250,000 Alphabet, Inc 1.998 08/15/26 1,177,329
1,000,000 (a) Alphabet, Inc 0.800 08/15/27 891,276
850,000 Alphabet, Inc 1.100 08/15/30 694,204
1,000,000 Alphabet, Inc 1.900 08/15/40 651,298
2,800,000 Alphabet, Inc 2.050 08/15/50 1,592,135
1,100,000 Alphabet, Inc 2.250 08/15/60 608,874
200,000 Baidu, Inc 3.075 04/07/25 196,310
1,000,000 Baidu, Inc 1.720 04/09/26 939,206
500,000 Baidu, Inc 4.375 03/29/28 488,480
500,000 Baidu, Inc 4.875 11/14/28 496,053
300,000 Baidu, Inc 3.425 04/07/30 274,445
750,000 Baidu, Inc 2.375 10/09/30 638,037
1,000,000 Baidu, Inc 2.375 08/23/31 831,222
842,000 Charter Communications Operating LLC 4.908 07/23/25 833,821
950,000 Charter Communications Operating LLC 3.750 02/15/28 882,944
2,750,000 Charter Communications Operating LLC 4.200 03/15/28 2,598,849
650,000 Charter Communications Operating LLC 2.250 01/15/29 555,543
1,250,000 Charter Communications Operating LLC 6.100 06/01/29 1,254,088
2,000,000 Charter Communications Operating LLC 2.800 04/01/31 1,634,636
1,500,000 Charter Communications Operating LLC 2.300 02/01/32 1,156,821
500,000 Charter Communications Operating LLC 4.400 04/01/33 440,772
2,500,000 (a) Charter Communications Operating LLC 6.650 02/01/34 2,525,355
1,875,000 Charter Communications Operating LLC 6.550 06/01/34 1,875,624
750,000 Charter Communications Operating LLC 6.384 10/23/35 731,250
1,500,000 Charter Communications Operating LLC 5.375 04/01/38 1,306,077
1,500,000 Charter Communications Operating LLC 3.500 06/01/41 1,007,426
1,000,000 Charter Communications Operating LLC 3.500 03/01/42 665,281
1,550,000 Charter Communications Operating LLC 6.484 10/23/45 1,415,740
1,400,000 Charter Communications Operating LLC 5.375 05/01/47 1,118,469
1,375,000 Charter Communications Operating LLC 5.750 04/01/48 1,149,564
1,600,000 Charter Communications Operating LLC 5.125 07/01/49 1,228,162
2,500,000 Charter Communications Operating LLC 4.800 03/01/50 1,833,970
2,500,000 Charter Communications Operating LLC 3.700 04/01/51 1,520,230
3,000,000 Charter Communications Operating LLC 3.900 06/01/52 1,881,260
1,000,000 Charter Communications Operating LLC 5.250 04/01/53 784,522
2,000,000 Charter Communications Operating LLC 3.850 04/01/61 1,167,836
1,500,000 Charter Communications Operating LLC 4.400 12/01/61 978,412
1,000,000 Charter Communications Operating LLC 3.950 06/30/62 592,443
500,000 Charter Communications Operating LLC 5.500 04/01/63 387,448
350,000 Comcast Corp 3.375 08/15/25 342,990
1,950,000 Comcast Corp 3.150 03/01/26 1,884,847
1,025,000 Comcast Corp 2.350 01/15/27 959,632
1,450,000 Comcast Corp 3.300 02/01/27 1,389,895
750,000 Comcast Corp 5.350 11/15/27 758,160
900,000 Comcast Corp 3.150 02/15/28 845,334
2,675,000 Comcast Corp 4.150 10/15/28 2,589,627
1,000,000 Comcast Corp 4.550 01/15/29 984,196
1,500,000 (a) Comcast Corp 5.100 06/01/29 1,508,748
5,000,000 Comcast Corp 3.400 04/01/30 4,596,479
3,300,000 Comcast Corp 4.250 10/15/30 3,164,549
1,950,000 Comcast Corp 1.950 01/15/31 1,610,479
3,850,000 Comcast Corp 1.500 02/15/31 3,092,072
2,250,000 Comcast Corp 5.500 11/15/32 2,300,938

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,925,000 Comcast Corp 4.250% 01/15/33 $ 1,799,643
2,000,000 Comcast Corp 4.650 02/15/33 1,930,867
150,000 Comcast Corp 7.050 03/15/33 167,770
2,000,000 Comcast Corp 4.800 05/15/33 1,945,490
1,500,000 Comcast Corp 5.300 06/01/34 1,503,741
200,000 Comcast Corp 4.200 08/15/34 183,297
500,000 Comcast Corp 4.400 08/15/35 462,965
36,000 Comcast Corp 6.500 11/15/35 39,291
3,475,000 Comcast Corp 3.200 07/15/36 2,807,853
3,150,000 Comcast Corp 3.900 03/01/38 2,669,754
1,000,000 Comcast Corp 3.250 11/01/39 769,569
3,800,000 Comcast Corp 3.750 04/01/40 3,091,177
1,275,000 Comcast Corp 3.400 07/15/46 922,132
631,000 Comcast Corp 3.969 11/01/47 492,161
1,500,000 Comcast Corp 4.000 03/01/48 1,176,966
1,407,000 Comcast Corp 3.999 11/01/49 1,098,007
2,525,000 Comcast Corp 3.450 02/01/50 1,781,521
425,000 Comcast Corp 2.800 01/15/51 262,549
2,237,000 Comcast Corp 2.887 11/01/51 1,395,650
1,050,000 Comcast Corp 2.450 08/15/52 591,082
3,750,000 Comcast Corp 5.350 05/15/53 3,594,767
1,000,000 Comcast Corp 5.650 06/01/54 998,295
2,708,000 Comcast Corp 2.937 11/01/56 1,633,506
850,000 Comcast Corp 2.650 08/15/62 462,382
6,758,000 Comcast Corp 2.987 11/01/63 3,966,105
2,000,000 Comcast Corp 5.500 05/15/64 1,924,312
350,000 Discovery Communications LLC 3.450 03/15/25 344,166
200,000 Discovery Communications LLC 3.950 06/15/25 196,503
500,000 Discovery Communications LLC 4.900 03/11/26 492,572
2,275,000 Discovery Communications LLC 3.950 03/20/28 2,126,124
1,000,000 Discovery Communications LLC 4.125 05/15/29 923,165
250,000 Discovery Communications LLC 3.625 05/15/30 219,987
1,000,000 Electronic Arts, Inc 1.850 02/15/31 817,131
1,000,000 Electronic Arts, Inc 2.950 02/15/51 647,708
2,250,000 Fox Corp 4.709 01/25/29 2,209,894
500,000 Fox Corp 3.500 04/08/30 455,994
1,000,000 Fox Corp 6.500 10/13/33 1,047,518
1,500,000 Fox Corp 5.476 01/25/39 1,430,089
650,000 Fox Corp 5.576 01/25/49 596,782
403,000 Grupo Televisa SAB 6.125 01/31/46 387,733
1,000,000 Inter-American Investment Corp 4.250 02/14/29 985,153
350,000 Interpublic Group of Cos, Inc 4.650 10/01/28 342,301
500,000 Interpublic Group of Cos, Inc 4.750 03/30/30 488,196
1,000,000 Interpublic Group of Cos, Inc 2.400 03/01/31 834,891
500,000 Interpublic Group of Cos, Inc 5.375 06/15/33 492,660
1,000,000 Interpublic Group of Cos, Inc 3.375 03/01/41 732,816
400,000 Interpublic Group of Cos, Inc 5.400 10/01/48 369,553
2,000,000 Meta Platforms, Inc 3.500 08/15/27 1,920,124
1,500,000 Meta Platforms, Inc 4.600 05/15/28 1,493,736
1,000,000 Meta Platforms, Inc 4.800 05/15/30 1,001,430
2,000,000 Meta Platforms, Inc 3.850 08/15/32 1,859,308
1,500,000 (a) Meta Platforms, Inc 4.950 05/15/33 1,507,512
2,000,000 Meta Platforms, Inc 4.450 08/15/52 1,724,133
2,500,000 Meta Platforms, Inc 5.600 05/15/53 2,551,662
2,500,000 Meta Platforms, Inc 4.650 08/15/62 2,154,821
1,000,000 Meta Platforms, Inc 5.750 05/15/63 1,027,460
870,000 NBCUniversal Media LLC 4.450 01/15/43 750,506
2,500,000 NetFlix, Inc 4.875 04/15/28 2,487,244
2,500,000 NetFlix, Inc 5.875 11/15/28 2,575,796
1,050,000 Omnicom Group, Inc 3.600 04/15/26 1,015,613
750,000 Omnicom Group, Inc 2.450 04/30/30 646,591

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 325,000 Omnicom Group, Inc 4.200% 06/01/30 $ 309,499
700,000 Omnicom Group, Inc 2.600 08/01/31 590,729
341,000 Paramount Global 2.900 01/15/27 314,712
200,000 Paramount Global 3.375 02/15/28 178,771
1,300,000 Paramount Global 3.700 06/01/28 1,172,239
500,000 Paramount Global 4.200 06/01/29 445,242
500,000 Paramount Global 7.875 07/30/30 511,771
1,000,000 Paramount Global 4.950 01/15/31 879,791
1,500,000 Paramount Global 4.200 05/19/32 1,225,177
200,000 Paramount Global 4.850 07/01/42 143,246
2,179,000 Paramount Global 4.375 03/15/43 1,444,585
625,000 Paramount Global 5.850 09/01/43 491,499
200,000 Paramount Global 4.900 08/15/44 139,097
800,000 Paramount Global 4.600 01/15/45 534,158
1,000,000 Paramount Global 4.950 05/19/50 696,611
375,000 Take-Two Interactive Software, Inc 3.700 04/14/27 360,484
1,500,000 Take-Two Interactive Software, Inc 4.950 03/28/28 1,486,114
1,000,000 Take-Two Interactive Software, Inc 4.000 04/14/32 909,739
750,000 Tencent Music Entertainment Group 2.000 09/03/30 621,748
1,075,000 Time Warner Cable LLC 6.550 05/01/37 1,018,030
400,000 Time Warner Cable LLC 7.300 07/01/38 404,785
500,000 Time Warner Cable LLC 6.750 06/15/39 483,683
890,000 Time Warner Cable LLC 5.875 11/15/40 772,225
475,000 Time Warner Cable LLC 5.500 09/01/41 395,573
4,375,000 Time Warner Cable LLC 4.500 09/15/42 3,202,064
300,000 Time Warner Entertainment Co LP 8.375 07/15/33 331,450
500,000 TWDC Enterprises 18 Corp 3.000 02/13/26 482,007
475,000 TWDC Enterprises 18 Corp 1.850 07/30/26 444,181
1,500,000 TWDC Enterprises 18 Corp 2.950 06/15/27 1,417,213
100,000 TWDC Enterprises 18 Corp 4.375 08/16/41 86,940
200,000 TWDC Enterprises 18 Corp 3.700 12/01/42 158,509
1,275,000 TWDC Enterprises 18 Corp 4.125 06/01/44 1,063,192
100,000 TWDC Enterprises 18 Corp 3.000 07/30/46 68,010
150,000 ViacomCBS, Inc 6.875 04/30/36 140,465
700,000 Walt Disney Co 3.700 10/15/25 686,642
8,000,000 Walt Disney Co 1.750 01/13/26 7,590,252
2,000,000 Walt Disney Co 2.200 01/13/28 1,828,968
425,000 Walt Disney Co 2.000 09/01/29 369,384
500,000 (a) Walt Disney Co 3.800 03/22/30 473,573
2,000,000 Walt Disney Co 2.650 01/13/31 1,745,662
229,000 Walt Disney Co 6.400 12/15/35 250,844
325,000 Walt Disney Co 6.650 11/15/37 365,380
1,000,000 Walt Disney Co 3.500 05/13/40 797,822
1,425,000 Walt Disney Co 6.150 02/15/41 1,529,533
225,000 Walt Disney Co 5.400 10/01/43 222,586
500,000 Walt Disney Co 4.750 09/15/44 452,395
300,000 Walt Disney Co 4.950 10/15/45 278,595
700,000 Walt Disney Co 4.750 11/15/46 628,002
1,600,000 Walt Disney Co 2.750 09/01/49 1,016,358
3,000,000 (a) Walt Disney Co 4.700 03/23/50 2,710,412
4,500,000 Walt Disney Co 3.600 01/13/51 3,353,990
1,000,000 Walt Disney Co 3.800 05/13/60 740,926
7,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 6,645,941
3,325,000 Warnermedia Holdings, Inc 4.054 03/15/29 3,070,614
2,625,000 Warnermedia Holdings, Inc 4.279 03/15/32 2,291,172
2,750,000 Warnermedia Holdings, Inc 5.050 03/15/42 2,236,874
5,850,000 Warnermedia Holdings, Inc 5.141 03/15/52 4,554,858
2,975,000 Warnermedia Holdings, Inc 5.391 03/15/62 2,321,906
900,000 (a) Weibo Corp 3.375 07/08/30 786,287
1,500,000 WPP Finance 2010 3.750 09/19/24 1,491,496
TOTAL MEDIA & ENTERTAINMENT 215,567,711

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
$ 2,150,000 AbbVie, Inc 3.200% 05/14/26 $ 2,076,040
4,000,000 AbbVie, Inc 2.950 11/21/26 3,812,986
1,950,000 AbbVie, Inc 4.800 03/15/29 1,942,463
6,750,000 AbbVie, Inc 3.200 11/21/29 6,193,816
3,000,000 AbbVie, Inc 4.950 03/15/31 2,992,197
1,500,000 AbbVie, Inc 5.050 03/15/34 1,495,612
2,250,000 AbbVie, Inc 4.550 03/15/35 2,134,256
1,925,000 AbbVie, Inc 4.500 05/14/35 1,815,774
675,000 AbbVie, Inc 4.300 05/14/36 621,364
3,300,000 AbbVie, Inc 4.050 11/21/39 2,866,373
2,175,000 AbbVie, Inc 4.400 11/06/42 1,907,109
3,000,000 AbbVie, Inc 5.350 03/15/44 2,965,311
1,625,000 AbbVie, Inc 4.850 06/15/44 1,501,798
1,310,000 AbbVie, Inc 4.750 03/15/45 1,189,059
925,000 AbbVie, Inc 4.700 05/14/45 835,547
1,350,000 AbbVie, Inc 4.450 05/14/46 1,171,797
1,150,000 AbbVie, Inc 4.875 11/14/48 1,056,478
4,975,000 AbbVie, Inc 4.250 11/21/49 4,145,940
1,050,000 AbbVie, Inc 5.400 03/15/54 1,038,260
3,000,000 AbbVie, Inc 5.500 03/15/64 2,961,549
200,000 Agilent Technologies, Inc 3.050 09/22/26 190,256
500,000 (a) Agilent Technologies, Inc 2.750 09/15/29 446,376
1,000,000 Agilent Technologies, Inc 2.100 06/04/30 843,525
1,000,000 Agilent Technologies, Inc 2.300 03/12/31 833,776
775,000 Amgen, Inc 3.125 05/01/25 759,841
1,225,000 Amgen, Inc 2.600 08/19/26 1,160,771
3,250,000 Amgen, Inc 2.200 02/21/27 3,014,796
775,000 Amgen, Inc 3.200 11/02/27 730,214
5,000,000 Amgen, Inc 5.150 03/02/28 4,999,266
1,500,000 Amgen, Inc 1.650 08/15/28 1,312,282
1,000,000 Amgen, Inc 4.050 08/18/29 956,477
1,000,000 Amgen, Inc 2.450 02/21/30 872,139
1,175,000 Amgen, Inc 5.250 03/02/30 1,183,619
500,000 Amgen, Inc 2.300 02/25/31 420,150
850,000 Amgen, Inc 3.350 02/22/32 753,876
1,000,000 Amgen, Inc 4.200 03/01/33 926,440
2,300,000 Amgen, Inc 5.250 03/02/33 2,293,297
1,325,000 Amgen, Inc 3.150 02/21/40 990,155
1,500,000 Amgen, Inc 2.800 08/15/41 1,054,404
126,000 Amgen, Inc 5.150 11/15/41 117,637
1,900,000 Amgen, Inc 5.600 03/02/43 1,872,500
2,675,000 Amgen, Inc 4.400 05/01/45 2,250,828
2,128,000 Amgen, Inc 4.563 06/15/48 1,800,024
2,575,000 Amgen, Inc 3.375 02/21/50 1,813,278
2,447,000 Amgen, Inc 4.663 06/15/51 2,090,658
1,000,000 Amgen, Inc 3.000 01/15/52 654,947
1,000,000 Amgen, Inc 4.200 02/22/52 790,725
1,000,000 Amgen, Inc 4.875 03/01/53 880,588
2,950,000 Amgen, Inc 5.650 03/02/53 2,905,285
172,000 Amgen, Inc 2.770 09/01/53 102,964
1,000,000 Amgen, Inc 4.400 02/22/62 794,108
1,250,000 Amgen, Inc 5.750 03/02/63 1,224,041
2,000,000 AstraZeneca Finance LLC 1.200 05/28/26 1,856,866
1,000,000 AstraZeneca Finance LLC 4.875 03/03/28 998,575
2,000,000 AstraZeneca Finance LLC 1.750 05/28/28 1,774,094
1,500,000 AstraZeneca Finance LLC 4.850 02/26/29 1,496,996
1,000,000 AstraZeneca Finance LLC 4.900 03/03/30 1,003,913
1,500,000 AstraZeneca Finance LLC 4.900 02/26/31 1,496,219
1,500,000 AstraZeneca Finance LLC 5.000 02/26/34 1,491,687
1,000,000 AstraZeneca plc 0.700 04/08/26 925,625
950,000 AstraZeneca plc 3.125 06/12/27 902,993

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,700,000 AstraZeneca plc 4.000% 01/17/29 $ 1,638,606
1,000,000 AstraZeneca plc 1.375 08/06/30 817,268
1,900,000 AstraZeneca plc 6.450 09/15/37 2,116,393
625,000 AstraZeneca plc 4.000 09/18/42 525,671
500,000 AstraZeneca plc 4.375 11/16/45 434,282
750,000 AstraZeneca plc 4.375 08/17/48 645,427
600,000 AstraZeneca plc 2.125 08/06/50 335,751
1,500,000 AstraZeneca plc 3.000 05/28/51 1,004,857
449,000 Baxalta, Inc 4.000 06/23/25 442,443
149,000 Baxalta, Inc 5.250 06/23/45 140,019
875,000 Biogen, Inc 4.050 09/15/25 859,159
1,800,000 Biogen, Inc 2.250 05/01/30 1,532,184
1,375,000 Biogen, Inc 3.150 05/01/50 885,806
1,346,000 Biogen, Inc 3.250 02/15/51 893,823
200,000 Bio-Rad Laboratories, Inc 3.300 03/15/27 189,426
525,000 Bio-Rad Laboratories, Inc 3.700 03/15/32 464,861
1,000,000 Bristol-Myers Squibb Co 1.125 11/13/27 882,302
1,275,000 Bristol-Myers Squibb Co 3.900 02/20/28 1,231,202
2,500,000 Bristol-Myers Squibb Co 4.900 02/22/29 2,495,071
874,000 Bristol-Myers Squibb Co 3.400 07/26/29 814,425
1,150,000 Bristol-Myers Squibb Co 1.450 11/13/30 932,229
1,500,000 Bristol-Myers Squibb Co 5.750 02/01/31 1,557,346
2,500,000 Bristol-Myers Squibb Co 5.100 02/22/31 2,509,583
1,400,000 Bristol-Myers Squibb Co 2.950 03/15/32 1,211,432
1,250,000 Bristol-Myers Squibb Co 5.900 11/15/33 1,312,117
3,500,000 Bristol-Myers Squibb Co 5.200 02/22/34 3,492,861
1,700,000 Bristol-Myers Squibb Co 4.125 06/15/39 1,475,190
125,000 Bristol-Myers Squibb Co 2.350 11/13/40 82,934
375,000 Bristol-Myers Squibb Co 3.550 03/15/42 291,586
650,000 Bristol-Myers Squibb Co 3.250 08/01/42 482,266
2,500,000 Bristol-Myers Squibb Co 5.500 02/22/44 2,471,302
500,000 Bristol-Myers Squibb Co 4.350 11/15/47 416,528
1,786,000 Bristol-Myers Squibb Co 4.550 02/20/48 1,530,464
3,900,000 Bristol-Myers Squibb Co 4.250 10/26/49 3,174,660
1,500,000 Bristol-Myers Squibb Co 2.550 11/13/50 877,644
2,075,000 Bristol-Myers Squibb Co 3.700 03/15/52 1,520,538
1,250,000 Bristol-Myers Squibb Co 6.250 11/15/53 1,342,560
3,500,000 Bristol-Myers Squibb Co 5.550 02/22/54 3,450,589
1,000,000 Bristol-Myers Squibb Co 3.900 03/15/62 719,332
1,250,000 Bristol-Myers Squibb Co 6.400 11/15/63 1,356,975
2,500,000 Bristol-Myers Squibb Co 5.650 02/22/64 2,442,145
200,000 Danaher Corp 3.350 09/15/25 195,744
200,000 Danaher Corp 4.375 09/15/45 174,371
400,000 Danaher Corp 2.600 10/01/50 244,818
750,000 Danaher Corp 2.800 12/10/51 473,499
975,000 Eli Lilly & Co 2.750 06/01/25 952,580
950,000 Eli Lilly & Co 3.100 05/15/27 906,918
1,500,000 Eli Lilly & Co 4.500 02/09/29 1,487,348
850,000 Eli Lilly & Co 4.700 02/27/33 835,340
1,500,000 Eli Lilly & Co 4.700 02/09/34 1,470,786
1,300,000 Eli Lilly & Co 2.250 05/15/50 757,968
1,550,000 Eli Lilly & Co 4.875 02/27/53 1,452,445
1,500,000 Eli Lilly & Co 5.000 02/09/54 1,432,472
750,000 Eli Lilly & Co 2.500 09/15/60 420,384
1,425,000 Eli Lilly & Co 4.950 02/27/63 1,324,577
1,500,000 Eli Lilly & Co 5.100 02/09/64 1,432,652
1,125,000 Gilead Sciences, Inc 3.650 03/01/26 1,093,465
525,000 Gilead Sciences, Inc 2.950 03/01/27 498,269
5,815,000 Gilead Sciences, Inc 1.650 10/01/30 4,791,501
1,500,000 Gilead Sciences, Inc 5.250 10/15/33 1,510,959
450,000 Gilead Sciences, Inc 4.600 09/01/35 425,164

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,300,000 Gilead Sciences, Inc 4.000% 09/01/36 $ 1,146,459
325,000 Gilead Sciences, Inc 2.600 10/01/40 223,990
250,000 Gilead Sciences, Inc 5.650 12/01/41 251,225
1,025,000 Gilead Sciences, Inc 4.800 04/01/44 924,523
950,000 Gilead Sciences, Inc 4.500 02/01/45 820,556
925,000 Gilead Sciences, Inc 4.750 03/01/46 824,433
1,525,000 Gilead Sciences, Inc 4.150 03/01/47 1,238,610
2,600,000 Gilead Sciences, Inc 2.800 10/01/50 1,628,616
1,000,000 Gilead Sciences, Inc 5.550 10/15/53 998,461
2,900,000 GlaxoSmithKline Capital plc 3.375 06/01/29 2,714,621
925,000 GlaxoSmithKline Capital, Inc 3.875 05/15/28 893,009
350,000 GlaxoSmithKline Capital, Inc 5.375 04/15/34 362,210
1,243,000 GlaxoSmithKline Capital, Inc 6.375 05/15/38 1,370,754
850,000 GlaxoSmithKline Capital, Inc 4.200 03/18/43 725,550
1,000,000 Illumina, Inc 5.750 12/13/27 1,009,219
1,500,000 Illumina, Inc 2.550 03/23/31 1,239,973
2,000,000 Johnson & Johnson 0.550 09/01/25 1,898,913
1,000,000 Johnson & Johnson 2.450 03/01/26 960,340
2,000,000 Johnson & Johnson 0.950 09/01/27 1,781,999
1,500,000 (a) Johnson & Johnson 4.800 06/01/29 1,511,431
2,000,000 Johnson & Johnson 1.300 09/01/30 1,650,991
850,000 Johnson & Johnson 4.900 06/01/31 858,346
1,000,000 (a) Johnson & Johnson 4.375 12/05/33 981,696
1,500,000 (a) Johnson & Johnson 4.950 06/01/34 1,517,463
250,000 Johnson & Johnson 3.550 03/01/36 218,862
450,000 Johnson & Johnson 3.625 03/03/37 392,741
250,000 Johnson & Johnson 5.950 08/15/37 272,163
675,000 Johnson & Johnson 3.400 01/15/38 566,559
375,000 Johnson & Johnson 5.850 07/15/38 404,957
1,000,000 Johnson & Johnson 2.100 09/01/40 667,330
300,000 (a) Johnson & Johnson 4.500 12/05/43 279,936
1,200,000 Johnson & Johnson 3.700 03/01/46 965,019
1,625,000 Johnson & Johnson 3.750 03/03/47 1,302,339
2,100,000 Johnson & Johnson 3.500 01/15/48 1,607,425
1,500,000 Johnson & Johnson 2.250 09/01/50 891,561
1,500,000 Johnson & Johnson 5.250 06/01/54 1,506,391
1,000,000 Johnson & Johnson 2.450 09/01/60 564,910
1,375,000 Merck & Co, Inc 0.750 02/24/26 1,283,959
2,000,000 Merck & Co, Inc 1.700 06/10/27 1,835,346
1,000,000 Merck & Co, Inc 4.050 05/17/28 978,969
1,500,000 Merck & Co, Inc 1.900 12/10/28 1,333,762
1,000,000 Merck & Co, Inc 4.300 05/17/30 974,867
3,175,000 Merck & Co, Inc 1.450 06/24/30 2,626,850
1,150,000 Merck & Co, Inc 2.150 12/10/31 956,022
1,000,000 Merck & Co, Inc 4.500 05/17/33 965,543
1,475,000 Merck & Co, Inc 3.900 03/07/39 1,272,679
425,000 Merck & Co, Inc 2.350 06/24/40 290,040
100,000 Merck & Co, Inc 3.600 09/15/42 79,130
925,000 Merck & Co, Inc 4.150 05/18/43 788,299
1,250,000 Merck & Co, Inc 4.900 05/17/44 1,180,070
1,825,000 Merck & Co, Inc 3.700 02/10/45 1,432,427
1,600,000 Merck & Co, Inc 4.000 03/07/49 1,293,431
375,000 Merck & Co, Inc 2.450 06/24/50 222,725
625,000 Merck & Co, Inc 2.750 12/10/51 390,739
1,375,000 Merck & Co, Inc 5.000 05/17/53 1,292,950
1,100,000 Merck & Co, Inc 2.900 12/10/61 658,981
1,500,000 Merck & Co, Inc 5.150 05/17/63 1,424,816
500,000 Mylan, Inc 4.550 04/15/28 481,662
700,000 Mylan, Inc 5.200 04/15/48 567,953
3,500,000 Novartis Capital Corp 2.000 02/14/27 3,259,468
2,300,000 Novartis Capital Corp 3.100 05/17/27 2,195,900

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,000,000 Novartis Capital Corp 2.200% 08/14/30 $ 866,247
400,000 Novartis Capital Corp 3.700 09/21/42 325,810
1,025,000 Novartis Capital Corp 4.400 05/06/44 913,750
1,000,000 Novartis Capital Corp 4.000 11/20/45 835,272
750,000 Novartis Capital Corp 2.750 08/14/50 487,225
5,000,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/28 4,912,463
5,000,000 Pfizer Investment Enterprises Pte Ltd 4.650 05/19/30 4,928,329
1,300,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 1,266,615
3,850,000 Pfizer Investment Enterprises Pte Ltd 5.110 05/19/43 3,660,524
3,775,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 3,641,056
4,500,000 Pfizer Investment Enterprises Pte Ltd 5.340 05/19/63 4,247,583
3,000,000 Pfizer, Inc 0.800 05/28/25 2,879,716
350,000 Pfizer, Inc 2.750 06/03/26 334,696
2,850,000 Pfizer, Inc 3.000 12/15/26 2,719,681
950,000 (a) Pfizer, Inc 3.600 09/15/28 908,966
1,550,000 Pfizer, Inc 3.450 03/15/29 1,466,238
1,500,000 Pfizer, Inc 1.750 08/18/31 1,218,064
425,000 Pfizer, Inc 4.000 12/15/36 381,405
500,000 Pfizer, Inc 4.100 09/15/38 440,170
875,000 Pfizer, Inc 3.900 03/15/39 748,036
350,000 Pfizer, Inc 7.200 03/15/39 412,925
1,250,000 Pfizer, Inc 2.550 05/28/40 870,125
625,000 Pfizer, Inc 4.300 06/15/43 539,716
1,100,000 Pfizer, Inc 4.400 05/15/44 976,826
1,875,000 Pfizer, Inc 4.125 12/15/46 1,551,724
1,200,000 Pfizer, Inc 4.200 09/15/48 998,853
2,100,000 Pfizer, Inc 4.000 03/15/49 1,692,565
1,000,000 Pfizer, Inc 2.700 05/28/50 642,327
1,000,000 Regeneron Pharmaceuticals, Inc 1.750 09/15/30 823,610
500,000 Regeneron Pharmaceuticals, Inc 2.800 09/15/50 306,412
500,000 Revvity, Inc 3.300 09/15/29 455,068
1,000,000 Revvity, Inc 2.550 03/15/31 836,830
300,000 Revvity, Inc 2.250 09/15/31 245,469
1,000,000 Revvity, Inc 3.625 03/15/51 693,879
1,000,000 Royalty Pharma plc 1.200 09/02/25 949,705
1,000,000 Royalty Pharma plc 5.150 09/02/29 991,552
375,000 Royalty Pharma plc 2.200 09/02/30 312,533
1,000,000 Royalty Pharma plc 5.400 09/02/34 973,152
1,000,000 Royalty Pharma plc 3.300 09/02/40 722,791
1,000,000 Royalty Pharma plc 3.550 09/02/50 671,225
1,000,000 Royalty Pharma plc 3.350 09/02/51 639,459
500,000 Royalty Pharma plc 5.900 09/02/54 481,024
500,000 Sanofi 3.625 06/19/28 478,787
1,400,000 Shire Acquisitions Investments Ireland DAC 3.200 09/23/26 1,342,634
2,100,000 Takeda Pharmaceutical Co Ltd 5.000 11/26/28 2,084,293
700,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 590,742
1,000,000 (b) Takeda Pharmaceutical Co Ltd 5.300 07/05/34 992,800
2,050,000 Takeda Pharmaceutical Co Ltd 3.025 07/09/40 1,484,599
1,000,000 (b) Takeda Pharmaceutical Co Ltd 5.650 07/05/44 982,023
1,150,000 Takeda Pharmaceutical Co Ltd 3.175 07/09/50 762,095
1,000,000 (b) Takeda Pharmaceutical Co Ltd 5.650 07/05/54 975,197
1,000,000 Takeda Pharmaceutical Co Ltd 3.375 07/09/60 641,169
1,000,000 (b) Takeda Pharmaceutical Co Ltd 5.800 07/05/64 975,688
500,000 Thermo Fisher Scientific, Inc 4.800 11/21/27 497,839
1,000,000 Thermo Fisher Scientific, Inc 1.750 10/15/28 882,251
1,000,000 Thermo Fisher Scientific, Inc 5.000 01/31/29 1,002,281
1,500,000 Thermo Fisher Scientific, Inc 2.600 10/01/29 1,341,843
1,500,000 Thermo Fisher Scientific, Inc 4.977 08/10/30 1,501,990
275,000 Thermo Fisher Scientific, Inc 2.000 10/15/31 224,910
500,000 Thermo Fisher Scientific, Inc 4.950 11/21/32 495,518
1,500,000 Thermo Fisher Scientific, Inc 5.086 08/10/33 1,496,180

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,000,000 Thermo Fisher Scientific, Inc 5.200% 01/31/34 $ 1,006,061
1,500,000 Thermo Fisher Scientific, Inc 2.800 10/15/41 1,066,031
1,500,000 Thermo Fisher Scientific, Inc 5.404 08/10/43 1,498,576
200,000 Thermo Fisher Scientific, Inc 5.300 02/01/44 195,009
200,000 Thermo Fisher Scientific, Inc 4.100 08/15/47 164,658
2,800,000 Utah Acquisition Sub, Inc 3.950 06/15/26 2,714,858
750,000 Utah Acquisition Sub, Inc 5.250 06/15/46 616,945
1,000,000 Viatris, Inc 1.650 06/22/25 961,078
400,000 Viatris, Inc 2.300 06/22/27 365,181
375,000 Viatris, Inc 2.700 06/22/30 318,281
600,000 Viatris, Inc 3.850 06/22/40 438,120
1,950,000 Viatris, Inc 4.000 06/22/50 1,312,307
150,000 Wyeth LLC 6.500 02/01/34 164,808
275,000 Wyeth LLC 5.950 04/01/37 289,724
300,000 Zoetis, Inc 4.500 11/13/25 296,356
425,000 Zoetis, Inc 3.000 09/12/27 398,602
500,000 Zoetis, Inc 3.900 08/20/28 477,302
2,000,000 Zoetis, Inc 5.600 11/16/32 2,045,542
900,000 Zoetis, Inc 4.700 02/01/43 801,436
650,000 Zoetis, Inc 3.950 09/12/47 506,678
200,000 Zoetis, Inc 4.450 08/20/48 170,266
375,000 Zoetis, Inc 3.000 05/15/50 244,363
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 324,325,263
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 4.875 03/01/26 493,886
500,000 CBRE Services, Inc 5.500 04/01/29 502,596
1,000,000 CBRE Services, Inc 2.500 04/01/31 830,709
1,000,000 CBRE Services, Inc 5.950 08/15/34 1,012,355
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,839,546
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
500,000 Advanced Micro Devices, Inc 3.924 06/01/32 463,936
500,000 Advanced Micro Devices, Inc 4.393 06/01/52 422,745
250,000 Analog Devices, Inc 2.950 04/01/25 245,474
1,175,000 Analog Devices, Inc 3.500 12/05/26 1,133,538
400,000 Analog Devices, Inc 3.450 06/15/27 383,709
1,000,000 Analog Devices, Inc 1.700 10/01/28 880,911
600,000 Analog Devices, Inc 2.100 10/01/31 496,686
500,000 Analog Devices, Inc 5.050 04/01/34 497,980
300,000 Analog Devices, Inc 2.800 10/01/41 211,387
1,000,000 Analog Devices, Inc 2.950 10/01/51 654,517
500,000 Analog Devices, Inc 5.300 04/01/54 488,122
1,000,000 Applied Materials, Inc 3.300 04/01/27 960,231
1,500,000 Applied Materials, Inc 4.800 06/15/29 1,497,801
950,000 Applied Materials, Inc 1.750 06/01/30 800,023
250,000 Applied Materials, Inc 5.100 10/01/35 253,642
100,000 Applied Materials, Inc 5.850 06/15/41 105,765
1,200,000 Applied Materials, Inc 4.350 04/01/47 1,048,013
775,000 Applied Materials, Inc 2.750 06/01/50 507,970
2,000,000 (d) Broadcom, Inc 1.950 02/15/28 1,790,318
300,000 (d) Broadcom, Inc 4.000 04/15/29 285,821
343,000 Broadcom, Inc 4.150 11/15/30 323,945
1,500,000 (d) Broadcom, Inc 2.450 02/15/31 1,263,166
625,000 (d) Broadcom, Inc 4.150 04/15/32 576,644
1,500,000 Broadcom, Inc 4.300 11/15/32 1,402,005
1,500,000 (d) Broadcom, Inc 2.600 02/15/33 1,215,609
5,883,000 (d) Broadcom, Inc 3.419 04/15/33 5,072,020
2,522,000 (d) Broadcom, Inc 3.469 04/15/34 2,149,990
6,327,000 (d) Broadcom, Inc 3.137 11/15/35 5,066,583
4,043,000 (d) Broadcom, Inc 3.187 11/15/36 3,199,490
3,336,000 (d) Broadcom, Inc 4.926 05/15/37 3,137,553

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 850,000 (d) Broadcom, Inc 3.500% 02/15/41 $ 651,569
3,000,000 (d) Broadcom, Inc 3.750 02/15/51 2,234,093
1,050,000 Intel Corp 3.700 07/29/25 1,031,933
2,480,000 Intel Corp 2.600 05/19/26 2,362,651
1,000,000 Intel Corp 3.750 08/05/27 964,298
2,000,000 Intel Corp 4.875 02/10/28 1,992,583
1,500,000 Intel Corp 1.600 08/12/28 1,312,963
1,000,000 Intel Corp 4.000 08/05/29 954,635
2,500,000 Intel Corp 2.450 11/15/29 2,198,080
1,000,000 Intel Corp 5.125 02/10/30 1,004,185
1,500,000 Intel Corp 3.900 03/25/30 1,409,874
1,500,000 Intel Corp 5.000 02/21/31 1,491,001
2,000,000 Intel Corp 2.000 08/12/31 1,627,584
1,000,000 Intel Corp 4.150 08/05/32 936,520
250,000 Intel Corp 4.000 12/15/32 229,831
1,500,000 Intel Corp 5.200 02/10/33 1,497,657
2,000,000 Intel Corp 5.150 02/21/34 1,975,039
1,000,000 Intel Corp 2.800 08/12/41 691,864
1,000,000 Intel Corp 5.625 02/10/43 990,439
200,000 Intel Corp 4.100 05/19/46 159,575
675,000 Intel Corp 4.100 05/11/47 535,079
3,328,000 Intel Corp 3.734 12/08/47 2,445,921
2,500,000 Intel Corp 3.250 11/15/49 1,676,756
3,175,000 Intel Corp 4.750 03/25/50 2,732,809
1,000,000 Intel Corp 3.050 08/12/51 634,316
1,000,000 Intel Corp 4.900 08/05/52 881,437
1,500,000 Intel Corp 5.700 02/10/53 1,474,306
550,000 Intel Corp 5.600 02/21/54 532,920
1,000,000 Intel Corp 3.100 02/15/60 604,988
1,000,000 Intel Corp 5.050 08/05/62 882,748
1,000,000 Intel Corp 5.900 02/10/63 997,892
300,000 KLA Corp 4.100 03/15/29 291,365
850,000 KLA Corp 4.650 07/15/32 829,768
1,000,000 KLA Corp 4.700 02/01/34 971,929
500,000 KLA Corp 5.000 03/15/49 467,817
1,000,000 KLA Corp 3.300 03/01/50 704,037
1,500,000 KLA Corp 4.950 07/15/52 1,393,722
500,000 KLA Corp 5.250 07/15/62 477,458
200,000 Lam Research Corp 3.800 03/15/25 197,579
150,000 Lam Research Corp 3.750 03/15/26 146,409
275,000 Lam Research Corp 4.000 03/15/29 264,535
125,000 Lam Research Corp 1.900 06/15/30 105,565
825,000 Lam Research Corp 4.875 03/15/49 754,321
200,000 Lam Research Corp 2.875 06/15/50 129,847
1,200,000 Lam Research Corp 3.125 06/15/60 762,422
1,000,000 Marvell Technology, Inc 1.650 04/15/26 935,995
1,000,000 Marvell Technology, Inc 2.450 04/15/28 902,490
350,000 Marvell Technology, Inc 4.875 06/22/28 344,878
1,000,000 Marvell Technology, Inc 5.950 09/15/33 1,032,849
1,425,000 Microchip Technology, Inc 5.050 03/15/29 1,413,584
425,000 Micron Technology, Inc 4.975 02/06/26 421,528
750,000 Micron Technology, Inc 4.185 02/15/27 728,912
1,000,000 Micron Technology, Inc 5.375 04/15/28 1,004,242
400,000 Micron Technology, Inc 5.327 02/06/29 401,885
1,000,000 Micron Technology, Inc 6.750 11/01/29 1,063,619
500,000 Micron Technology, Inc 4.663 02/15/30 484,596
500,000 Micron Technology, Inc 5.300 01/15/31 498,873
1,000,000 Micron Technology, Inc 2.703 04/15/32 828,000
1,000,000 Micron Technology, Inc 5.875 02/09/33 1,021,556
1,000,000 Micron Technology, Inc 5.875 09/15/33 1,023,315
750,000 Micron Technology, Inc 3.366 11/01/41 548,701

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 750,000 Micron Technology, Inc 3.477% 11/01/51 $ 514,830
800,000 NVIDIA Corp 3.200 09/16/26 773,364
1,000,000 NVIDIA Corp 1.550 06/15/28 891,262
750,000 NVIDIA Corp 2.850 04/01/30 680,095
1,500,000 NVIDIA Corp 2.000 06/15/31 1,260,484
1,000,000 NVIDIA Corp 3.500 04/01/40 828,077
2,067,000 NVIDIA Corp 3.500 04/01/50 1,586,732
300,000 (d) NXP BV 2.700 05/01/25 292,888
425,000 NXP BV 5.350 03/01/26 423,879
750,000 NXP BV 3.875 06/18/26 728,334
300,000 NXP BV 3.150 05/01/27 283,664
175,000 NXP BV 4.400 06/01/27 171,160
400,000 NXP BV 5.550 12/01/28 405,316
750,000 NXP BV 4.300 06/18/29 719,705
675,000 NXP BV 3.400 05/01/30 611,594
2,000,000 NXP BV 2.500 05/11/31 1,675,890
1,000,000 NXP BV 2.650 02/15/32 831,163
500,000 NXP BV 5.000 01/15/33 487,538
875,000 (d) NXP BV 3.250 05/11/41 638,265
325,000 NXP BV 3.125 02/15/42 228,608
500,000 NXP BV 3.250 11/30/51 328,714
2,000,000 Qorvo, Inc 1.750 12/15/24 1,957,597
2,800,000 QUALCOMM, Inc 3.250 05/20/27 2,673,829
1,339,000 QUALCOMM, Inc 1.300 05/20/28 1,173,947
1,000,000 QUALCOMM, Inc 2.150 05/20/30 865,696
2,384,000 QUALCOMM, Inc 1.650 05/20/32 1,877,776
1,000,000 (a) QUALCOMM, Inc 5.400 05/20/33 1,036,238
750,000 QUALCOMM, Inc 4.650 05/20/35 729,710
650,000 QUALCOMM, Inc 4.800 05/20/45 601,386
1,525,000 QUALCOMM, Inc 4.300 05/20/47 1,301,586
1,000,000 QUALCOMM, Inc 4.500 05/20/52 863,233
1,000,000 QUALCOMM, Inc 6.000 05/20/53 1,078,810
300,000 Skyworks Solutions, Inc 1.800 06/01/26 278,983
1,000,000 Skyworks Solutions, Inc 3.000 06/01/31 847,322
1,500,000 Texas Instruments, Inc 4.600 02/15/28 1,487,441
750,000 Texas Instruments, Inc 4.600 02/08/29 745,749
1,000,000 Texas Instruments, Inc 2.250 09/04/29 884,411
325,000 Texas Instruments, Inc 1.750 05/04/30 274,572
750,000 Texas Instruments, Inc 3.650 08/16/32 687,163
1,000,000 Texas Instruments, Inc 4.900 03/14/33 997,758
750,000 Texas Instruments, Inc 4.850 02/08/34 743,244
350,000 Texas Instruments, Inc 3.875 03/15/39 305,478
2,700,000 Texas Instruments, Inc 4.150 05/15/48 2,238,775
1,000,000 Texas Instruments, Inc 2.700 09/15/51 624,863
1,000,000 Texas Instruments, Inc 5.000 03/14/53 938,119
750,000 Texas Instruments, Inc 5.150 02/08/54 717,776
1,050,000 Texas Instruments, Inc 5.050 05/18/63 975,793
550,000 TSMC Arizona Corp 1.750 10/25/26 508,983
350,000 TSMC Arizona Corp 3.875 04/22/27 338,301
1,000,000 TSMC Arizona Corp 4.125 04/22/29 969,176
1,000,000 TSMC Arizona Corp 2.500 10/25/31 846,523
1,000,000 TSMC Arizona Corp 4.250 04/22/32 965,707
1,000,000 TSMC Arizona Corp 3.125 10/25/41 775,007
1,000,000 TSMC Arizona Corp 3.250 10/25/51 738,829
500,000 TSMC Arizona Corp 4.500 04/22/52 463,470
1,000,000 Xilinx, Inc 2.375 06/01/30 865,576
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 143,543,326
SOFTWARE & SERVICES - 0.7%
1,000,000 Adobe, Inc 2.150 02/01/27 932,675
1,000,000 Adobe, Inc 4.800 04/04/29 1,001,067
925,000 Adobe, Inc 2.300 02/01/30 810,440

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,000,000 Adobe, Inc 4.950% 04/04/34 $ 995,539
1,000,000 Amdocs Ltd 2.538 06/15/30 853,245
1,000,000 Atlassian Corp 5.250 05/15/29 1,000,044
1,000,000 Atlassian Corp 5.500 05/15/34 990,846
250,000 Autodesk, Inc 4.375 06/15/25 246,985
450,000 Autodesk, Inc 3.500 06/15/27 430,888
750,000 Autodesk, Inc 2.850 01/15/30 668,428
1,000,000 Autodesk, Inc 2.400 12/15/31 830,028
1,000,000 Booz Allen Hamilton, Inc 5.950 08/04/33 1,031,422
1,000,000 CGI, Inc 1.450 09/14/26 915,733
1,000,000 CGI, Inc 2.300 09/14/31 796,169
1,000,000 DXC Technology Co 1.800 09/15/26 917,942
1,000,000 Fortinet, Inc 1.000 03/15/26 928,270
500,000 Genpact Luxembourg Sarl 3.375 12/01/24 493,692
1,000,000 Genpact Luxembourg Sarl 1.750 04/10/26 932,721
500,000 Genpact Luxembourg SARL 6.000 06/04/29 505,735
1,000,000 IBM International Capital Pte Ltd 4.600 02/05/29 982,900
1,000,000 IBM International Capital Pte Ltd 4.750 02/05/31 979,574
1,000,000 IBM International Capital Pte Ltd 4.900 02/05/34 970,745
1,000,000 IBM International Capital Pte Ltd 5.250 02/05/44 948,093
1,000,000 IBM International Capital Pte Ltd 5.300 02/05/54 935,191
1,000,000 International Business Machines Corp 4.000 07/27/25 985,703
350,000 International Business Machines Corp 3.450 02/19/26 340,104
2,500,000 International Business Machines Corp 3.300 05/15/26 2,416,171
1,500,000 International Business Machines Corp 2.200 02/09/27 1,395,720
1,000,000 International Business Machines Corp 1.700 05/15/27 912,211
1,500,000 International Business Machines Corp 4.500 02/06/28 1,479,173
2,675,000 International Business Machines Corp 3.500 05/15/29 2,500,730
2,900,000 International Business Machines Corp 1.950 05/15/30 2,453,489
1,500,000 International Business Machines Corp 2.720 02/09/32 1,286,949
1,500,000 (a) International Business Machines Corp 4.750 02/06/33 1,461,130
1,850,000 International Business Machines Corp 4.150 05/15/39 1,590,487
19,000 International Business Machines Corp 5.600 11/30/39 19,316
450,000 International Business Machines Corp 2.850 05/15/40 321,193
1,060,000 International Business Machines Corp 4.000 06/20/42 866,382
1,500,000 International Business Machines Corp 4.700 02/19/46 1,324,325
975,000 International Business Machines Corp 2.950 05/15/50 617,617
1,500,000 International Business Machines Corp 3.430 02/09/52 1,038,101
1,000,000 International Business Machines Corp 4.900 07/27/52 892,609
1,000,000 International Business Machines Corp 5.100 02/06/53 935,794
350,000 Intuit, Inc 1.350 07/15/27 315,467
1,500,000 Intuit, Inc 5.125 09/15/28 1,513,844
350,000 Intuit, Inc 1.650 07/15/30 290,528
1,500,000 Intuit, Inc 5.200 09/15/33 1,506,290
1,500,000 Intuit, Inc 5.500 09/15/53 1,507,110
750,000 Kyndryl Holdings, Inc 2.050 10/15/26 691,658
750,000 Kyndryl Holdings, Inc 2.700 10/15/28 666,812
750,000 Kyndryl Holdings, Inc 3.150 10/15/31 628,047
1,000,000 Kyndryl Holdings, Inc 6.350 02/20/34 1,015,984
750,000 Kyndryl Holdings, Inc 4.100 10/15/41 568,085
500,000 Leidos, Inc 3.625 05/15/25 491,108
100,000 Leidos, Inc 4.375 05/15/30 94,537
1,000,000 Leidos, Inc 2.300 02/15/31 823,914
1,000,000 Leidos, Inc 5.750 03/15/33 1,008,726
975,000 Microsoft Corp 2.700 02/12/25 958,988
1,075,000 Microsoft Corp 3.125 11/03/25 1,048,345
2,925,000 Microsoft Corp 2.400 08/08/26 2,782,961
475,000 Microsoft Corp 3.400 09/15/26 459,838
8,739,000 Microsoft Corp 3.300 02/06/27 8,429,646
300,000 Microsoft Corp 3.400 06/15/27 288,719
250,000 (a) Microsoft Corp 1.350 09/15/30 207,006

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 150,000 Microsoft Corp 3.500% 02/12/35 $ 135,875
1,072,000 Microsoft Corp 3.450 08/08/36 934,494
300,000 Microsoft Corp 4.500 06/15/47 276,808
8,038,000 Microsoft Corp 2.525 06/01/50 5,075,340
1,100,000 Microsoft Corp 2.500 09/15/50 692,493
6,265,000 Microsoft Corp 2.921 03/17/52 4,252,965
7,374,000 Microsoft Corp 2.675 06/01/60 4,501,410
1,073,000 Microsoft Corp 3.041 03/17/62 709,901
1,225,000 Oracle Corp 3.400 07/08/24 1,224,451
6,500,000 Oracle Corp 2.500 04/01/25 6,349,419
1,650,000 Oracle Corp 2.950 05/15/25 1,612,235
3,000,000 Oracle Corp 1.650 03/25/26 2,812,043
2,884,000 Oracle Corp 2.650 07/15/26 2,733,205
2,000,000 Oracle Corp 4.500 05/06/28 1,964,033
1,500,000 Oracle Corp 6.150 11/09/29 1,568,863
1,000,000 Oracle Corp 2.950 04/01/30 889,347
1,500,000 Oracle Corp 4.650 05/06/30 1,469,816
400,000 Oracle Corp 3.250 05/15/30 362,776
3,000,000 Oracle Corp 2.875 03/25/31 2,590,424
1,500,000 Oracle Corp 6.250 11/09/32 1,587,616
1,750,000 Oracle Corp 4.900 02/06/33 1,697,557
2,497,000 Oracle Corp 4.300 07/08/34 2,274,034
650,000 Oracle Corp 3.900 05/15/35 563,515
1,225,000 Oracle Corp 3.850 07/15/36 1,032,654
4,000,000 Oracle Corp 3.800 11/15/37 3,295,142
100,000 Oracle Corp 6.500 04/15/38 107,145
470,000 Oracle Corp 6.125 07/08/39 487,015
675,000 Oracle Corp 3.600 04/01/40 518,815
325,000 Oracle Corp 5.375 07/15/40 309,044
2,000,000 Oracle Corp 3.650 03/25/41 1,530,048
500,000 Oracle Corp 4.500 07/08/44 416,517
325,000 Oracle Corp 4.125 05/15/45 254,471
2,025,000 Oracle Corp 4.000 07/15/46 1,544,288
3,100,000 Oracle Corp 4.000 11/15/47 2,346,946
7,350,000 Oracle Corp 3.600 04/01/50 5,144,076
2,000,000 Oracle Corp 3.950 03/25/51 1,478,751
1,500,000 Oracle Corp 6.900 11/09/52 1,678,954
2,375,000 Oracle Corp 5.550 02/06/53 2,247,116
500,000 Oracle Corp 4.375 05/15/55 390,246
1,500,000 Oracle Corp 3.850 04/01/60 1,030,827
2,000,000 Oracle Corp 4.100 03/25/61 1,432,481
500,000 Roper Technologies, Inc 2.350 09/15/24 496,539
750,000 Roper Technologies, Inc 1.000 09/15/25 710,487
1,100,000 Roper Technologies, Inc 3.800 12/15/26 1,063,265
300,000 Roper Technologies, Inc 4.200 09/15/28 289,975
500,000 Roper Technologies, Inc 2.950 09/15/29 449,683
475,000 Roper Technologies, Inc 2.000 06/30/30 396,823
750,000 Roper Technologies, Inc 1.750 02/15/31 603,754
925,000 Salesforce, Inc 3.700 04/11/28 891,678
2,000,000 Salesforce, Inc 1.500 07/15/28 1,758,022
1,250,000 Salesforce, Inc 1.950 07/15/31 1,025,765
1,075,000 Salesforce, Inc 2.700 07/15/41 752,371
1,000,000 Salesforce, Inc 2.900 07/15/51 645,289
2,000,000 Salesforce, Inc 3.050 07/15/61 1,235,640
1,000,000 ServiceNow, Inc 1.400 09/01/30 811,873
750,000 Take-Two Interactive Software, Inc 5.400 06/12/29 754,294
750,000 Take-Two Interactive Software, Inc 5.600 06/12/34 748,120
750,000 VeriSign, Inc 2.700 06/15/31 627,625
500,000 VMware, Inc 4.500 05/15/25 495,145
1,500,000 VMware, Inc 1.400 08/15/26 1,381,166
725,000 VMware, Inc 3.900 08/21/27 695,603

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,500,000 VMware, Inc 1.800% 08/15/28 $ 1,313,791
1,000,000 VMware, Inc 4.700 05/15/30 967,411
1,150,000 VMware, Inc 2.200 08/15/31 934,427
1,500,000 Workday, Inc 3.500 04/01/27 1,434,899
1,500,000 Workday, Inc 3.700 04/01/29 1,407,107
TOTAL SOFTWARE & SERVICES 161,647,097
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
600,000 Amphenol Corp 5.050 04/05/29 601,799
450,000 Amphenol Corp 4.350 06/01/29 436,335
1,000,000 Amphenol Corp 2.800 02/15/30 890,226
1,000,000 Amphenol Corp 2.200 09/15/31 820,966
600,000 Amphenol Corp 5.250 04/05/34 598,119
2,000,000 Apple, Inc 1.125 05/11/25 1,930,087
1,125,000 Apple, Inc 3.200 05/13/25 1,105,741
3,000,000 Apple, Inc 0.700 02/08/26 2,801,599
2,825,000 Apple, Inc 3.250 02/23/26 2,745,797
1,425,000 Apple, Inc 2.450 08/04/26 1,353,664
3,250,000 Apple, Inc 2.050 09/11/26 3,055,300
1,075,000 Apple, Inc 3.350 02/09/27 1,036,308
275,000 Apple, Inc 3.200 05/11/27 263,523
3,675,000 Apple, Inc 3.000 11/13/27 3,481,884
3,000,000 Apple, Inc 1.200 02/08/28 2,652,868
1,500,000 Apple, Inc 4.000 05/10/28 1,468,842
2,500,000 Apple, Inc 1.400 08/05/28 2,200,595
1,000,000 Apple, Inc 3.250 08/08/29 936,324
1,000,000 Apple, Inc 2.200 09/11/29 887,310
1,000,000 (a) Apple, Inc 4.150 05/10/30 981,445
2,950,000 Apple, Inc 1.650 05/11/30 2,485,935
3,000,000 Apple, Inc 1.250 08/20/30 2,456,223
3,000,000 Apple, Inc 1.650 02/08/31 2,480,782
2,500,000 Apple, Inc 1.700 08/05/31 2,045,340
1,000,000 (a) Apple, Inc 3.350 08/08/32 907,174
1,500,000 (a) Apple, Inc 4.300 05/10/33 1,478,592
1,600,000 Apple, Inc 4.500 02/23/36 1,561,634
2,000,000 Apple, Inc 2.375 02/08/41 1,381,156
350,000 Apple, Inc 3.850 05/04/43 292,941
750,000 (a) Apple, Inc 4.450 05/06/44 693,265
1,350,000 Apple, Inc 3.450 02/09/45 1,046,077
1,000,000 Apple, Inc 4.375 05/13/45 891,176
1,775,000 Apple, Inc 4.650 02/23/46 1,635,912
900,000 Apple, Inc 3.850 08/04/46 733,972
1,175,000 Apple, Inc 4.250 02/09/47 1,024,478
900,000 Apple, Inc 3.750 09/12/47 718,138
2,850,000 Apple, Inc 3.750 11/13/47 2,273,242
3,000,000 Apple, Inc 2.950 09/11/49 2,052,246
3,350,000 Apple, Inc 2.650 05/11/50 2,138,009
1,375,000 Apple, Inc 2.400 08/20/50 832,911
1,000,000 Apple, Inc 2.650 02/08/51 632,299
1,000,000 Apple, Inc 2.700 08/05/51 635,109
750,000 Apple, Inc 3.950 08/08/52 609,264
1,000,000 (a) Apple, Inc 4.850 05/10/53 967,085
25,000 Apple, Inc 2.550 08/20/60 15,234
2,000,000 Apple, Inc 2.800 02/08/61 1,226,833
1,000,000 Apple, Inc 2.850 08/05/61 615,086
750,000 Apple, Inc 4.100 08/08/62 606,734
200,000 Arrow Electronics, Inc 4.000 04/01/25 197,290
425,000 Arrow Electronics, Inc 3.875 01/12/28 402,453
1,000,000 Arrow Electronics, Inc 2.950 02/15/32 836,646
750,000 Arrow Electronics, Inc 5.875 04/10/34 742,409
200,000 Avnet, Inc 4.625 04/15/26 196,624
1,000,000 Avnet, Inc 6.250 03/15/28 1,026,042

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 1,000,000 Avnet, Inc 3.000% 05/15/31 $ 839,559
2,000,000 CDW LLC 2.670 12/01/26 1,868,302
1,000,000 CDW LLC 3.276 12/01/28 907,730
575,000 CDW LLC 3.569 12/01/31 502,212
500,000 Cisco Systems, Inc 2.950 02/28/26 483,272
3,000,000 Cisco Systems, Inc 2.500 09/20/26 2,852,649
2,000,000 Cisco Systems, Inc 4.800 02/26/27 1,994,592
3,000,000 Cisco Systems, Inc 4.850 02/26/29 2,999,471
3,000,000 Cisco Systems, Inc 4.950 02/26/31 2,997,473
3,000,000 Cisco Systems, Inc 5.050 02/26/34 2,997,760
1,000,000 Cisco Systems, Inc 5.900 02/15/39 1,063,518
1,175,000 Cisco Systems, Inc 5.500 01/15/40 1,192,749
2,000,000 Cisco Systems, Inc 5.300 02/26/54 1,958,830
2,000,000 Cisco Systems, Inc 5.350 02/26/64 1,946,485
200,000 Corning, Inc 4.700 03/15/37 185,215
100,000 Corning, Inc 5.750 08/15/40 99,122
200,000 Corning, Inc 4.750 03/15/42 177,907
300,000 Corning, Inc 5.350 11/15/48 281,444
500,000 Corning, Inc 3.900 11/15/49 375,874
825,000 Corning, Inc 4.375 11/15/57 647,071
200,000 Corning, Inc 5.850 11/15/68 194,682
1,000,000 Corning, Inc 5.450 11/15/79 919,899
2,089,000 Dell International LLC 6.020 06/15/26 2,110,856
1,050,000 Dell International LLC 4.900 10/01/26 1,039,725
1,000,000 Dell International LLC 5.250 02/01/28 1,006,621
2,900,000 Dell International LLC 5.300 10/01/29 2,916,361
750,000 (a) Dell International LLC 5.750 02/01/33 771,083
1,000,000 Dell International LLC 5.400 04/15/34 989,481
608,000 Dell International LLC 8.100 07/15/36 725,087
2,000,000 Dell International LLC 3.375 12/15/41 1,462,985
377,000 Dell International LLC 8.350 07/15/46 476,748
2,000,000 Dell International LLC 3.450 12/15/51 1,354,919
800,000 Flex Ltd 4.750 06/15/25 792,559
500,000 Flex Ltd 3.750 02/01/26 485,230
500,000 Flex Ltd 6.000 01/15/28 506,617
1,000,000 Flex Ltd 4.875 05/12/30 967,921
2,000,000 Hewlett Packard Enterprise Co 4.900 10/15/25 1,983,646
2,000,000 Hewlett Packard Enterprise Co 5.250 07/01/28 2,011,778
225,000 Hewlett Packard Enterprise Co 6.200 10/15/35 236,863
1,175,000 Hewlett Packard Enterprise Co 6.350 10/15/45 1,234,328
1,000,000 HP, Inc 1.450 06/17/26 926,985
1,000,000 HP, Inc 3.000 06/17/27 940,401
500,000 HP, Inc 4.750 01/15/28 494,677
1,000,000 HP, Inc 4.000 04/15/29 952,611
1,000,000 HP, Inc 3.400 06/17/30 911,310
1,000,000 HP, Inc 2.650 06/17/31 847,515
500,000 HP, Inc 4.200 04/15/32 463,140
500,000 (a) HP, Inc 5.500 01/15/33 503,339
975,000 HP, Inc 6.000 09/15/41 996,235
1,000,000 Jabil, Inc 1.700 04/15/26 934,135
1,000,000 Jabil, Inc 4.250 05/15/27 968,854
100,000 Jabil, Inc 3.950 01/12/28 95,127
1,000,000 Jabil, Inc 5.450 02/01/29 999,916
750,000 Jabil, Inc 3.600 01/15/30 678,161
50,000 Jabil, Inc 3.000 01/15/31 42,527
1,500,000 Juniper Networks, Inc 1.200 12/10/25 1,408,604
600,000 Keysight Technologies, Inc 4.600 04/06/27 589,300
500,000 Keysight Technologies, Inc 3.000 10/30/29 445,383
450,000 Motorola Solutions, Inc 4.600 02/23/28 442,422
1,000,000 Motorola Solutions, Inc 5.000 04/15/29 992,271
500,000 Motorola Solutions, Inc 4.600 05/23/29 487,197

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 600,000 Motorola Solutions, Inc 2.300% 11/15/30 $ 504,582
2,250,000 Motorola Solutions, Inc 2.750 05/24/31 1,907,068
500,000 Motorola Solutions, Inc 5.600 06/01/32 505,583
1,000,000 Motorola Solutions, Inc 5.400 04/15/34 991,365
200,000 Motorola Solutions, Inc 5.500 09/01/44 194,027
500,000 NetApp, Inc 1.875 06/22/25 481,694
500,000 NetApp, Inc 2.375 06/22/27 461,711
750,000 NetApp, Inc 2.700 06/22/30 652,115
1,000,000 TD SYNNEX Corp 1.750 08/09/26 922,526
1,000,000 TD SYNNEX Corp 2.375 08/09/28 890,695
1,000,000 TD SYNNEX Corp 2.650 08/09/31 822,686
1,000,000 TD SYNNEX Corp 6.100 04/12/34 1,002,782
2,000,000 Teledyne Technologies, Inc 1.600 04/01/26 1,870,465
625,000 Trimble, Inc 4.900 06/15/28 616,674
1,000,000 Trimble, Inc 6.100 03/15/33 1,035,508
1,000,000 Vontier Corp 1.800 04/01/26 934,693
1,000,000 Vontier Corp 2.400 04/01/28 886,400
1,000,000 Vontier Corp 2.950 04/01/31 831,659
1,000,000 Western Digital Corp 2.850 02/01/29 867,820
1,000,000 Western Digital Corp 3.100 02/01/32 813,035
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 148,958,865
TELECOMMUNICATION SERVICES - 1.0%
2,000,000 America Movil SAB de C.V. 3.625 04/22/29 1,868,115
2,000,000 America Movil SAB de C.V. 2.875 05/07/30 1,762,390
440,000 America Movil SAB de C.V. 6.125 03/30/40 455,303
1,625,000 America Movil SAB de C.V. 4.375 07/16/42 1,372,959
1,500,000 (a) America Movil SAB de C.V. 4.375 04/22/49 1,255,285
10,000,000 AT&T, Inc 1.700 03/25/26 9,387,159
1,000,000 AT&T, Inc 2.950 07/15/26 953,876
1,000,000 AT&T, Inc 2.300 06/01/27 925,051
1,150,000 AT&T, Inc 1.650 02/01/28 1,021,240
4,375,000 AT&T, Inc 4.350 03/01/29 4,240,163
1,000,000 AT&T, Inc 4.300 02/15/30 958,037
3,000,000 AT&T, Inc 2.250 02/01/32 2,433,600
10,855,000 AT&T, Inc 2.550 12/01/33 8,631,321
3,000,000 AT&T, Inc 5.400 02/15/34 3,000,031
1,825,000 AT&T, Inc 4.500 05/15/35 1,680,652
3,000,000 AT&T, Inc 3.500 06/01/41 2,292,004
300,000 AT&T, Inc 4.650 06/01/44 256,361
2,000,000 AT&T, Inc 3.650 06/01/51 1,412,667
10,860,000 AT&T, Inc 3.500 09/15/53 7,372,179
8,857,000 AT&T, Inc 3.550 09/15/55 5,971,305
9,844,000 AT&T, Inc 3.800 12/01/57 6,877,372
8,523,000 AT&T, Inc 3.650 09/15/59 5,715,710
1,000,000 AT&T, Inc 3.850 06/01/60 697,353
1,000,000 Bell Telephone Co of Canada or Bell Canada 2.150 02/15/32 801,596
500,000 Bell Telephone Co of Canada or Bell Canada 5.100 05/11/33 490,344
1,000,000 Bell Telephone Co of Canada or Bell Canada 5.200 02/15/34 976,565
750,000 Bell Telephone Co of Canada or Bell Canada 4.464 04/01/48 626,643
750,000 Bell Telephone Co of Canada or Bell Canada 4.300 07/29/49 609,234
1,000,000 Bell Telephone Co of Canada or Bell Canada 3.650 03/17/51 717,389
450,000 Bell Telephone Co of Canada or Bell Canada 3.200 02/15/52 295,491
1,000,000 Bell Telephone Co of Canada or Bell Canada 3.650 08/15/52 723,426
1,000,000 Bell Telephone Co of Canada or Bell Canada 5.550 02/15/54 969,194
1,750,000 British Telecommunications plc 5.125 12/04/28 1,744,179
1,425,000 British Telecommunications plc 9.625 12/15/30 1,739,937
3,690,000 Deutsche Telekom International Finance BV 8.750 06/15/30 4,301,505
745,000 Orange S.A. 9.000 03/01/31 888,607
900,000 Orange S.A. 5.375 01/13/42 859,255
1,725,000 Orange S.A. 5.500 02/06/44 1,663,884
1,713,000 Rogers Communications, Inc 3.625 12/15/25 1,665,489

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 200,000 Rogers Communications, Inc 2.900% 11/15/26 $ 189,115
2,000,000 Rogers Communications, Inc 3.200 03/15/27 1,898,154
1,000,000 Rogers Communications, Inc 5.000 02/15/29 987,674
1,500,000 Rogers Communications, Inc 3.800 03/15/32 1,340,252
1,500,000 Rogers Communications, Inc 5.300 02/15/34 1,471,883
1,000,000 Rogers Communications, Inc 4.500 03/15/42 846,715
125,000 Rogers Communications, Inc 4.500 03/15/43 104,369
300,000 Rogers Communications, Inc 5.450 10/01/43 284,257
600,000 Rogers Communications, Inc 5.000 03/15/44 536,248
150,000 Rogers Communications, Inc 4.300 02/15/48 118,631
1,500,000 Rogers Communications, Inc 4.350 05/01/49 1,193,295
1,300,000 Rogers Communications, Inc 3.700 11/15/49 918,275
1,500,000 Rogers Communications, Inc 4.550 03/15/52 1,224,577
2,000,000 Sprint Capital Corp 6.875 11/15/28 2,120,204
2,000,000 Sprint Capital Corp 8.750 03/15/32 2,405,624
1,000,000 Sprint LLC 7.625 03/01/26 1,027,580
625,000 Telefonica Emisiones S.A. 7.045 06/20/36 680,005
1,200,000 Telefonica Emisiones S.A. 4.665 03/06/38 1,058,488
2,125,000 Telefonica Emisiones S.A. 5.213 03/08/47 1,876,905
1,175,000 Telefonica Emisiones S.A. 4.895 03/06/48 992,148
900,000 Telefonica Emisiones S.A. 5.520 03/01/49 832,144
1,500,000 Telefonica Emisiones SAU 4.103 03/08/27 1,456,038
567,000 Telefonica Europe BV 8.250 09/15/30 641,230
325,000 TELUS Corp 2.800 02/16/27 305,669
300,000 TELUS Corp 3.700 09/15/27 286,679
1,000,000 TELUS Corp 3.400 05/13/32 868,499
500,000 TELUS Corp 4.600 11/16/48 417,443
750,000 TELUS Corp 4.300 06/15/49 591,936
2,500,000 T-Mobile US, Inc 5.750 01/15/34 2,570,101
325,000 T-Mobile US, Inc 6.000 06/15/54 336,038
4,000,000 T-Mobile USA, Inc 1.500 02/15/26 3,755,194
1,000,000 T-Mobile USA, Inc 2.625 04/15/26 951,055
4,000,000 T-Mobile USA, Inc 3.750 04/15/27 3,844,641
3,500,000 T-Mobile USA, Inc 2.050 02/15/28 3,143,708
1,500,000 T-Mobile USA, Inc 4.950 03/15/28 1,490,004
1,000,000 T-Mobile USA, Inc 4.800 07/15/28 986,414
2,000,000 T-Mobile USA, Inc 4.850 01/15/29 1,975,159
1,000,000 T-Mobile USA, Inc 2.625 02/15/29 895,673
1,000,000 T-Mobile USA, Inc 2.400 03/15/29 884,307
1,000,000 T-Mobile USA, Inc 3.375 04/15/29 923,473
825,000 T-Mobile USA, Inc 3.875 04/15/30 771,232
1,500,000 T-Mobile USA, Inc 2.550 02/15/31 1,273,312
1,500,000 T-Mobile USA, Inc 2.250 11/15/31 1,225,939
1,000,000 T-Mobile USA, Inc 2.700 03/15/32 836,625
4,000,000 T-Mobile USA, Inc 5.200 01/15/33 3,957,357
1,425,000 T-Mobile USA, Inc 5.050 07/15/33 1,394,089
1,150,000 T-Mobile USA, Inc 5.150 04/15/34 1,130,293
650,000 T-Mobile USA, Inc 4.375 04/15/40 563,263
1,350,000 T-Mobile USA, Inc 3.000 02/15/41 965,982
3,875,000 T-Mobile USA, Inc 4.500 04/15/50 3,236,269
2,500,000 T-Mobile USA, Inc 3.300 02/15/51 1,687,799
2,500,000 T-Mobile USA, Inc 3.400 10/15/52 1,706,791
4,000,000 T-Mobile USA, Inc 5.650 01/15/53 3,940,712
575,000 T-Mobile USA, Inc 5.500 01/15/55 554,479
1,500,000 T-Mobile USA, Inc 3.600 11/15/60 1,013,898
2,000,000 T-Mobile USA, Inc 5.800 09/15/62 1,982,877
1,000,000 Verizon Communications, Inc 0.850 11/20/25 940,009
1,000,000 Verizon Communications, Inc 1.450 03/20/26 936,205
1,000,000 Verizon Communications, Inc 4.125 03/16/27 974,792
2,625,000 Verizon Communications, Inc 3.000 03/22/27 2,483,597
5,000,000 Verizon Communications, Inc 2.100 03/22/28 4,496,654

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 4,641,000 Verizon Communications, Inc 4.329% 09/21/28 $ 4,512,664
350,000 Verizon Communications, Inc 3.875 02/08/29 332,656
9,005,000 Verizon Communications, Inc 4.016 12/03/29 8,510,959
200,000 Verizon Communications, Inc 3.150 03/22/30 180,349
1,550,000 Verizon Communications, Inc 1.500 09/18/30 1,264,858
1,533,000 Verizon Communications, Inc 1.680 10/30/30 1,245,933
3,000,000 Verizon Communications, Inc 1.750 01/20/31 2,427,813
2,635,000 Verizon Communications, Inc 2.550 03/21/31 2,238,717
11,355,000 Verizon Communications, Inc 2.355 03/15/32 9,282,443
1,000,000 (a) Verizon Communications, Inc 5.050 05/09/33 985,869
2,000,000 Verizon Communications, Inc 2.650 11/20/40 1,377,551
1,350,000 Verizon Communications, Inc 3.400 03/22/41 1,032,334
1,000,000 Verizon Communications, Inc 2.850 09/03/41 700,622
150,000 Verizon Communications, Inc 4.000 03/22/50 116,837
4,000,000 Verizon Communications, Inc 2.875 11/20/50 2,516,187
3,725,000 Verizon Communications, Inc 3.550 03/22/51 2,680,650
1,000,000 Verizon Communications, Inc 3.875 03/01/52 758,568
1,500,000 Verizon Communications, Inc 5.500 02/23/54 1,468,382
8,764,000 Verizon Communications, Inc 2.987 10/30/56 5,365,491
2,000,000 Verizon Communications, Inc 3.000 11/20/60 1,196,220
6,000,000 Verizon Communications, Inc 3.700 03/22/61 4,233,478
2,000,000 Vodafone Group plc 4.125 05/30/25 1,975,785
1,925,000 Vodafone Group plc 6.150 02/27/37 2,044,642
1,900,000 Vodafone Group plc 4.375 02/19/43 1,656,367
1,000,000 Vodafone Group plc 4.875 06/19/49 865,420
1,500,000 Vodafone Group plc 4.250 09/17/50 1,170,225
825,000 Vodafone Group plc 5.625 02/10/53 789,784
1,500,000 Vodafone Group plc 5.750 06/28/54 1,452,661
500,000 Vodafone Group plc 5.125 06/19/59 434,664
1,500,000 Vodafone Group plc 5.750 02/10/63 1,423,408
1,500,000 Vodafone Group plc 5.875 06/28/64 1,442,714
TOTAL TELECOMMUNICATION SERVICES 239,799,100
TRANSPORTATION - 0.5%
367,826 American Airlines 2.875 07/11/34 315,117
300,000 Burlington Northern Santa Fe LLC 3.000 04/01/25 294,799
700,000 Burlington Northern Santa Fe LLC 3.650 09/01/25 686,940
660,000 Burlington Northern Santa Fe LLC 5.750 05/01/40 677,435
250,000 Burlington Northern Santa Fe LLC 5.050 03/01/41 236,570
200,000 Burlington Northern Santa Fe LLC 4.400 03/15/42 174,641
300,000 Burlington Northern Santa Fe LLC 4.450 03/15/43 263,501
500,000 Burlington Northern Santa Fe LLC 5.150 09/01/43 479,193
500,000 Burlington Northern Santa Fe LLC 4.900 04/01/44 461,299
600,000 Burlington Northern Santa Fe LLC 4.550 09/01/44 527,207
1,275,000 Burlington Northern Santa Fe LLC 4.150 04/01/45 1,055,500
200,000 Burlington Northern Santa Fe LLC 4.700 09/01/45 178,640
1,150,000 Burlington Northern Santa Fe LLC 3.900 08/01/46 908,080
400,000 Burlington Northern Santa Fe LLC 4.125 06/15/47 326,625
1,675,000 Burlington Northern Santa Fe LLC 4.050 06/15/48 1,350,002
1,025,000 Burlington Northern Santa Fe LLC 4.150 12/15/48 835,683
750,000 Burlington Northern Santa Fe LLC 3.550 02/15/50 551,810
750,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 495,601
4,000,000 Burlington Northern Santa Fe LLC 3.300 09/15/51 2,782,509
1,000,000 Burlington Northern Santa Fe LLC 4.450 01/15/53 850,114
1,500,000 Burlington Northern Santa Fe LLC 5.200 04/15/54 1,436,915
1,500,000 Burlington Northern Santa Fe LLC 5.500 03/15/55 1,502,729
200,000 Canadian National Railway Co 2.950 11/21/24 197,894
200,000 Canadian National Railway Co 6.900 07/15/28 214,867
500,000 Canadian National Railway Co 3.850 08/05/32 461,433
500,000 Canadian National Railway Co 5.850 11/01/33 528,738
200,000 Canadian National Railway Co 6.250 08/01/34 217,678
250,000 Canadian National Railway Co 3.500 11/15/42 188,037

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 100,000 Canadian National Railway Co 4.500% 11/07/43 $ 86,156
650,000 Canadian National Railway Co 3.200 08/02/46 466,491
725,000 Canadian National Railway Co 3.650 02/03/48 558,994
325,000 Canadian National Railway Co 4.450 01/20/49 285,020
400,000 Canadian National Railway Co 2.450 05/01/50 239,019
1,500,000 Canadian National Railway Co 4.400 08/05/52 1,289,126
500,000 Canadian National Railway Co 6.125 11/01/53 552,513
1,800,000 Canadian Pacific Railway Co 2.900 02/01/25 1,770,091
100,000 Canadian Pacific Railway Co 3.125 06/01/26 95,748
2,000,000 Canadian Pacific Railway Co 1.750 12/02/26 1,845,120
300,000 Canadian Pacific Railway Co 4.000 06/01/28 289,527
500,000 Canadian Pacific Railway Co 2.875 11/15/29 447,610
100,000 Canadian Pacific Railway Co 2.050 03/05/30 85,298
200,000 Canadian Pacific Railway Co 7.125 10/15/31 222,435
600,000 Canadian Pacific Railway Co 2.450 12/02/31 546,036
250,000 Canadian Pacific Railway Co 5.950 05/15/37 258,557
475,000 Canadian Pacific Railway Co 3.000 12/02/41 410,025
100,000 Canadian Pacific Railway Co 4.300 05/15/43 85,071
175,000 Canadian Pacific Railway Co 4.950 08/15/45 159,803
800,000 Canadian Pacific Railway Co 4.700 05/01/48 692,431
500,000 Canadian Pacific Railway Co 3.500 05/01/50 359,990
1,000,000 Canadian Pacific Railway Co 3.100 12/02/51 664,047
500,000 Canadian Pacific Railway Co 4.200 11/15/69 379,435
1,275,000 Canadian Pacific Railway Co 6.125 09/15/15 1,295,164
400,000 CH Robinson Worldwide, Inc 4.200 04/15/28 386,680
300,000 CSX Corp 3.400 08/01/24 299,414
200,000 CSX Corp 3.350 11/01/25 194,832
1,200,000 CSX Corp 2.600 11/01/26 1,134,161
825,000 CSX Corp 4.250 03/15/29 800,093
600,000 CSX Corp 2.400 02/15/30 523,436
850,000 CSX Corp 4.100 11/15/32 793,875
2,000,000 CSX Corp 5.200 11/15/33 2,004,223
100,000 CSX Corp 6.000 10/01/36 105,671
200,000 CSX Corp 6.150 05/01/37 214,288
400,000 CSX Corp 5.500 04/15/41 398,372
350,000 CSX Corp 4.400 03/01/43 304,103
600,000 CSX Corp 4.100 03/15/44 493,148
800,000 CSX Corp 3.800 11/01/46 618,331
1,050,000 CSX Corp 4.300 03/01/48 874,706
850,000 CSX Corp 4.750 11/15/48 758,518
500,000 CSX Corp 4.500 03/15/49 428,857
600,000 CSX Corp 3.350 09/15/49 422,430
1,000,000 CSX Corp 3.800 04/15/50 763,309
200,000 CSX Corp 3.950 05/01/50 156,774
800,000 CSX Corp 2.500 05/15/51 471,763
750,000 CSX Corp 4.500 11/15/52 641,250
300,000 CSX Corp 4.500 08/01/54 255,064
150,000 CSX Corp 4.250 11/01/66 116,620
800,000 CSX Corp 4.650 03/01/68 669,880
500,000 FedEx Corp 3.250 04/01/26 482,732
500,000 FedEx Corp 4.200 10/17/28 485,314
1,000,000 FedEx Corp 3.100 08/05/29 914,843
500,000 FedEx Corp 4.250 05/15/30 480,094
1,500,000 (a) FedEx Corp 2.400 05/15/31 1,270,155
1,000,000 FedEx Corp 4.900 01/15/34 973,466
200,000 FedEx Corp 3.900 02/01/35 177,998
2,000,000 FedEx Corp 3.250 05/15/41 1,467,752
275,000 FedEx Corp 5.100 01/15/44 251,432
1,100,000 FedEx Corp 4.750 11/15/45 948,318
600,000 FedEx Corp 4.550 04/01/46 499,927
450,000 FedEx Corp 4.400 01/15/47 366,833

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 900,000 FedEx Corp 4.050% 02/15/48 $ 699,402
500,000 FedEx Corp 4.950 10/17/48 441,367
1,500,000 FedEx Corp 5.250 05/15/50 1,395,321
200,000 FedEx Corp 4.500 02/01/65 156,650
1,000,000 GXO Logistics, Inc 1.650 07/15/26 921,701
1,000,000 GXO Logistics, Inc 6.250 05/06/29 1,017,198
1,000,000 GXO Logistics, Inc 6.500 05/06/34 1,014,807
500,000 JB Hunt Transport Services, Inc 3.875 03/01/26 488,682
350,000 Kirby Corp 4.200 03/01/28 338,344
350,000 Norfolk Southern Corp 2.900 06/15/26 334,316
300,000 Norfolk Southern Corp 3.150 06/01/27 284,651
700,000 Norfolk Southern Corp 3.800 08/01/28 669,930
1,000,000 Norfolk Southern Corp 5.050 08/01/30 998,134
1,000,000 Norfolk Southern Corp 3.000 03/15/32 861,450
1,000,000 Norfolk Southern Corp 4.450 03/01/33 943,203
500,000 Norfolk Southern Corp 5.550 03/15/34 509,733
16,000 Norfolk Southern Corp 4.837 10/01/41 14,590
300,000 Norfolk Southern Corp 4.450 06/15/45 254,597
200,000 Norfolk Southern Corp 4.650 01/15/46 174,208
303,000 Norfolk Southern Corp 3.942 11/01/47 233,741
1,450,000 Norfolk Southern Corp 4.150 02/28/48 1,150,996
500,000 Norfolk Southern Corp 4.100 05/15/49 393,546
500,000 Norfolk Southern Corp 3.400 11/01/49 349,603
1,000,000 Norfolk Southern Corp 3.050 05/15/50 650,071
1,000,000 Norfolk Southern Corp 2.900 08/25/51 623,045
175,000 Norfolk Southern Corp 4.050 08/15/52 135,045
1,000,000 Norfolk Southern Corp 3.700 03/15/53 719,764
300,000 Norfolk Southern Corp 4.550 06/01/53 251,382
1,000,000 Norfolk Southern Corp 5.350 08/01/54 953,528
1,170,000 Norfolk Southern Corp 3.155 05/15/55 741,728
200,000 Norfolk Southern Corp 5.950 03/15/64 203,612
1,000,000 Norfolk Southern Corp 4.100 05/15/21 705,599
300,000 Ryder System, Inc 4.625 06/01/25 296,935
500,000 Ryder System, Inc 3.350 09/01/25 487,255
1,000,000 Ryder System, Inc 1.750 09/01/26 925,233
500,000 Ryder System, Inc 2.900 12/01/26 472,606
1,000,000 Ryder System, Inc 2.850 03/01/27 942,178
1,000,000 Ryder System, Inc 5.650 03/01/28 1,014,679
1,500,000 Ryder System, Inc 5.375 03/15/29 1,505,907
500,000 Ryder System, Inc 5.500 06/01/29 504,748
1,250,000 Southwest Airlines Co 5.250 05/04/25 1,244,270
200,000 Southwest Airlines Co 3.000 11/15/26 188,792
1,000,000 Southwest Airlines Co 5.125 06/15/27 994,850
200,000 Southwest Airlines Co 3.450 11/16/27 187,898
300,000 Southwest Airlines Co 2.625 02/10/30 259,786
200,000 Union Pacific Corp 3.250 01/15/25 197,815
500,000 Union Pacific Corp 3.750 07/15/25 492,344
200,000 Union Pacific Corp 3.250 08/15/25 195,415
300,000 Union Pacific Corp 2.750 03/01/26 288,561
2,500,000 Union Pacific Corp 2.375 05/20/31 2,121,914
1,000,000 Union Pacific Corp 2.800 02/14/32 862,796
500,000 Union Pacific Corp 4.500 01/20/33 481,589
100,000 Union Pacific Corp 3.375 02/01/35 85,628
2,525,000 Union Pacific Corp 2.891 04/06/36 2,034,004
100,000 Union Pacific Corp 3.600 09/15/37 84,070
500,000 Union Pacific Corp 3.550 08/15/39 407,465
1,500,000 Union Pacific Corp 3.200 05/20/41 1,133,266
500,000 Union Pacific Corp 3.375 02/14/42 385,054
200,000 Union Pacific Corp 3.350 08/15/46 144,821
300,000 Union Pacific Corp 4.000 04/15/47 238,404
4,000,000 Union Pacific Corp 3.250 02/05/50 2,793,131

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 1,070,000 Union Pacific Corp 3.799% 10/01/51 $ 818,652
500,000 Union Pacific Corp 2.950 03/10/52 321,766
1,000,000 Union Pacific Corp 3.500 02/14/53 714,535
1,000,000 Union Pacific Corp 4.950 05/15/53 931,240
200,000 Union Pacific Corp 3.875 02/01/55 151,008
300,000 Union Pacific Corp 3.950 08/15/59 225,658
1,000,000 Union Pacific Corp 3.839 03/20/60 734,255
1,500,000 Union Pacific Corp 3.550 05/20/61 1,032,292
2,000,000 Union Pacific Corp 2.973 09/16/62 1,182,796
200,000 Union Pacific Corp 4.100 09/15/67 151,073
500,000 Union Pacific Corp 3.750 02/05/70 348,916
500,000 Union Pacific Corp 3.799 04/06/71 351,516
500,000 Union Pacific Corp 3.850 02/14/72 355,827
500,000 United Parcel Service, Inc 2.200 09/01/24 496,950
300,000 United Parcel Service, Inc 2.800 11/15/24 297,164
125,000 United Parcel Service, Inc 2.400 11/15/26 117,886
875,000 United Parcel Service, Inc 3.050 11/15/27 824,891
500,000 United Parcel Service, Inc 3.400 03/15/29 469,957
500,000 United Parcel Service, Inc 2.500 09/01/29 445,988
750,000 United Parcel Service, Inc 4.450 04/01/30 734,776
2,000,000 (a) United Parcel Service, Inc 4.875 03/03/33 1,969,263
1,000,000 United Parcel Service, Inc 5.150 05/22/34 997,224
510,000 United Parcel Service, Inc 6.200 01/15/38 552,184
450,000 United Parcel Service, Inc 3.625 10/01/42 354,493
400,000 United Parcel Service, Inc 3.400 11/15/46 296,059
1,550,000 United Parcel Service, Inc 3.750 11/15/47 1,190,476
300,000 United Parcel Service, Inc 4.250 03/15/49 248,394
500,000 United Parcel Service, Inc 3.400 09/01/49 360,203
1,630,000 United Parcel Service, Inc 5.300 04/01/50 1,586,836
1,000,000 United Parcel Service, Inc 5.050 03/03/53 934,302
800,000 United Parcel Service, Inc 5.500 05/22/54 793,314
1,000,000 United Parcel Service, Inc 5.600 05/22/64 991,557
TOTAL TRANSPORTATION 114,014,735
UTILITIES - 2.3%
200,000 AEP Texas, Inc 3.950 06/01/28 189,946
1,000,000 AEP Texas, Inc 5.450 05/15/29 1,005,208
550,000 AEP Texas, Inc 2.100 07/01/30 457,697
500,000 AEP Texas, Inc 4.700 05/15/32 470,628
1,000,000 AEP Texas, Inc 5.700 05/15/34 993,012
200,000 AEP Texas, Inc 3.800 10/01/47 143,455
100,000 AEP Texas, Inc 4.150 05/01/49 74,815
850,000 AEP Texas, Inc 3.450 05/15/51 557,869
1,000,000 AEP Transmission Co LLC 5.150 04/01/34 977,308
600,000 AEP Transmission Co LLC 4.000 12/01/46 476,040
500,000 AEP Transmission Co LLC 3.750 12/01/47 371,404
200,000 AEP Transmission Co LLC 4.250 09/15/48 160,186
300,000 AEP Transmission Co LLC 3.800 06/15/49 221,485
550,000 AEP Transmission Co LLC 2.750 08/15/51 329,384
300,000 AEP Transmission Co LLC 5.400 03/15/53 286,746
600,000 AES Corp 1.375 01/15/26 562,269
1,000,000 AES Corp 5.450 06/01/28 997,769
675,000 AES Corp 2.450 01/15/31 555,734
575,000 Alabama Power Co 1.450 09/15/30 468,612
500,000 Alabama Power Co 5.850 11/15/33 520,182
200,000 Alabama Power Co 3.850 12/01/42 160,558
400,000 Alabama Power Co 3.750 03/01/45 307,019
300,000 Alabama Power Co 4.300 01/02/46 249,641
350,000 Alabama Power Co 3.700 12/01/47 260,087
1,000,000 Alabama Power Co 4.300 07/15/48 819,482
1,000,000 Alabama Power Co 3.125 07/15/51 661,879
1,000,000 Alabama Power Co 3.000 03/15/52 647,666

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 400,000 Algonquin Power & Utilities Corp 5.365% 06/15/26 $ 398,062
2,000,000 Ameren Corp 1.750 03/15/28 1,764,911
1,000,000 Ameren Corp 5.000 01/15/29 989,956
300,000 Ameren Illinois Co 3.800 05/15/28 287,654
750,000 Ameren Illinois Co 1.550 11/15/30 607,048
500,000 Ameren Illinois Co 3.850 09/01/32 453,526
725,000 Ameren Illinois Co 4.950 06/01/33 707,645
125,000 Ameren Illinois Co 4.150 03/15/46 102,022
1,150,000 Ameren Illinois Co 3.700 12/01/47 859,886
575,000 Ameren Illinois Co 4.500 03/15/49 490,349
325,000 Ameren Illinois Co 2.900 06/15/51 202,707
325,000 Ameren Illinois Co 5.900 12/01/52 335,207
350,000 American Electric Power Co, Inc 3.200 11/13/27 327,719
700,000 American Electric Power Co, Inc 4.300 12/01/28 672,330
2,000,000 American Electric Power Co, Inc 5.200 01/15/29 1,989,213
500,000 American Electric Power Co, Inc 2.300 03/01/30 426,391
1,000,000 American Electric Power Co, Inc 5.625 03/01/33 996,316
500,000 American Electric Power Co, Inc 6.950 12/15/54 497,396
500,000 (a) American Electric Power Co, Inc 7.050 12/15/54 497,800
1,000,000 American Electric Power Co, Inc 3.875 02/15/62 916,153
200,000 American Water Capital Corp 2.950 09/01/27 187,295
500,000 American Water Capital Corp 3.750 09/01/28 476,225
750,000 American Water Capital Corp 3.450 06/01/29 697,841
100,000 American Water Capital Corp 2.800 05/01/30 88,038
1,250,000 American Water Capital Corp 2.300 06/01/31 1,034,033
1,000,000 American Water Capital Corp 5.150 03/01/34 991,214
225,000 American Water Capital Corp 4.300 12/01/42 190,962
150,000 American Water Capital Corp 4.300 09/01/45 127,115
100,000 American Water Capital Corp 4.000 12/01/46 78,509
1,175,000 American Water Capital Corp 3.750 09/01/47 888,806
500,000 American Water Capital Corp 4.200 09/01/48 405,657
500,000 American Water Capital Corp 4.150 06/01/49 401,611
675,000 American Water Capital Corp 3.450 05/01/50 476,050
1,250,000 American Water Capital Corp 3.250 06/01/51 850,164
1,000,000 American Water Capital Corp 5.450 03/01/54 964,191
1,000,000 Appalachian Power Co 2.700 04/01/31 841,415
500,000 Appalachian Power Co 4.500 08/01/32 462,092
1,000,000 Appalachian Power Co 5.650 04/01/34 990,109
300,000 Appalachian Power Co 4.500 03/01/49 237,332
775,000 Appalachian Power Co 3.700 05/01/50 535,786
200,000 Arizona Public Service Co 2.950 09/15/27 186,433
1,000,000 Arizona Public Service Co 2.600 08/15/29 885,297
750,000 Arizona Public Service Co 6.350 12/15/32 787,191
750,000 Arizona Public Service Co 5.550 08/01/33 743,554
1,000,000 Arizona Public Service Co 5.700 08/15/34 998,443
350,000 Arizona Public Service Co 4.500 04/01/42 296,757
200,000 Arizona Public Service Co 4.350 11/15/45 162,310
410,000 Arizona Public Service Co 3.750 05/15/46 302,776
200,000 Arizona Public Service Co 4.200 08/15/48 155,824
200,000 Arizona Public Service Co 4.250 03/01/49 156,152
300,000 Arizona Public Service Co 3.500 12/01/49 203,814
500,000 Arizona Public Service Co 3.350 05/15/50 333,675
750,000 Arizona Public Service Co 2.650 09/15/50 432,668
900,000 Atlantic City Electric Co 4.000 10/15/28 862,997
425,000 Atlantic City Electric Co 2.300 03/15/31 356,843
1,000,000 Atmos Energy Corp 2.625 09/15/29 893,448
750,000 Atmos Energy Corp 1.500 01/15/31 600,877
175,000 Atmos Energy Corp 5.450 10/15/32 177,226
1,500,000 Atmos Energy Corp 5.900 11/15/33 1,566,347
100,000 Atmos Energy Corp 5.500 06/15/41 99,515
125,000 Atmos Energy Corp 4.150 01/15/43 104,835

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 600,000 Atmos Energy Corp 4.125% 10/15/44 $ 495,516
500,000 Atmos Energy Corp 4.300 10/01/48 409,986
300,000 Atmos Energy Corp 4.125 03/15/49 236,234
1,500,000 Atmos Energy Corp 2.850 02/15/52 927,528
500,000 Atmos Energy Corp 5.750 10/15/52 505,867
125,000 Atmos Energy Corp 6.200 11/15/53 134,564
625,000 Avangrid, Inc 3.800 06/01/29 581,443
150,000 Avista Corp 4.350 06/01/48 123,943
550,000 Avista Corp 4.000 04/01/52 413,900
1,500,000 Baltimore Gas and Electric Co 2.250 06/15/31 1,249,689
1,000,000 Baltimore Gas and Electric Co 5.300 06/01/34 994,350
150,000 Baltimore Gas and Electric Co 3.500 08/15/46 108,176
200,000 Baltimore Gas and Electric Co 3.750 08/15/47 149,795
200,000 Baltimore Gas and Electric Co 4.250 09/15/48 160,990
500,000 Baltimore Gas and Electric Co 3.200 09/15/49 332,622
775,000 Baltimore Gas and Electric Co 2.900 06/15/50 486,568
500,000 Baltimore Gas and Electric Co 4.550 06/01/52 416,718
500,000 Baltimore Gas and Electric Co 5.400 06/01/53 476,966
1,000,000 Baltimore Gas and Electric Co 5.650 06/01/54 987,942
175,000 Berkshire Hathaway Energy Co 3.250 04/15/28 164,160
2,500,000 Berkshire Hathaway Energy Co 1.650 05/15/31 1,989,304
950,000 Berkshire Hathaway Energy Co 6.125 04/01/36 994,178
1,032,000 Berkshire Hathaway Energy Co 5.950 05/15/37 1,068,195
725,000 Berkshire Hathaway Energy Co 5.150 11/15/43 683,771
975,000 Berkshire Hathaway Energy Co 4.500 02/01/45 853,342
1,250,000 Berkshire Hathaway Energy Co 3.800 07/15/48 918,643
1,025,000 Berkshire Hathaway Energy Co 4.450 01/15/49 837,843
2,500,000 Berkshire Hathaway Energy Co 2.850 05/15/51 1,523,665
1,500,000 Black Hills Corp 5.950 03/15/28 1,534,735
550,000 Black Hills Corp 2.500 06/15/30 463,532
300,000 Black Hills Corp 4.350 05/01/33 269,861
1,000,000 Black Hills Corp 6.150 05/15/34 1,018,593
1,000,000 Black Hills Corp 6.000 01/15/35 1,005,915
200,000 Black Hills Corp 4.200 09/15/46 152,422
200,000 CenterPoint Energy Houston Electric LLC 2.400 09/01/26 188,599
300,000 CenterPoint Energy Houston Electric LLC 3.000 02/01/27 286,207
1,500,000 CenterPoint Energy Houston Electric LLC 5.200 10/01/28 1,512,521
275,000 CenterPoint Energy Houston Electric LLC 2.350 04/01/31 231,526
100,000 CenterPoint Energy Houston Electric LLC 6.950 03/15/33 111,327
500,000 CenterPoint Energy Houston Electric LLC 4.950 04/01/33 486,762
1,000,000 CenterPoint Energy Houston Electric LLC 5.150 03/01/34 992,184
300,000 CenterPoint Energy Houston Electric LLC 3.950 03/01/48 235,217
150,000 CenterPoint Energy Houston Electric LLC 2.900 07/01/50 96,028
875,000 CenterPoint Energy Houston Electric LLC 3.350 04/01/51 606,410
500,000 CenterPoint Energy Houston Electric LLC 3.600 03/01/52 362,010
100,000 CenterPoint Energy Houston Electric LLC 5.300 04/01/53 95,838
1,000,000 CenterPoint Energy Resources Corp 5.250 03/01/28 1,003,569
200,000 CenterPoint Energy Resources Corp 4.000 04/01/28 191,445
575,000 CenterPoint Energy Resources Corp 1.750 10/01/30 469,006
500,000 CenterPoint Energy Resources Corp 4.400 07/01/32 469,923
1,000,000 CenterPoint Energy Resources Corp 5.400 03/01/33 999,665
1,000,000 CenterPoint Energy Resources Corp 5.400 07/01/34 990,184
700,000 CenterPoint Energy Resources Corp 4.100 09/01/47 550,019
135,000 CenterPoint Energy, Inc 4.250 11/01/28 129,272
1,000,000 CenterPoint Energy, Inc 5.400 06/01/29 1,003,607
750,000 CenterPoint Energy, Inc 2.950 03/01/30 663,879
1,000,000 CenterPoint Energy, Inc 2.650 06/01/31 841,490
500,000 CenterPoint Energy, Inc 3.700 09/01/49 359,493
425,000 Cleco Corporate Holdings LLC 3.743 05/01/26 409,702
300,000 Cleco Corporate Holdings LLC 3.375 09/15/29 262,674
200,000 Cleco Corporate Holdings LLC 4.973 05/01/46 164,191

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Cleco Securitization I LLC 4.646% 09/01/42 $ 931,084
790,000 CMS Energy Corp 3.450 08/15/27 751,925
1,000,000 CMS Energy Corp 3.750 12/01/50 835,980
300,000 Commonwealth Edison Co 3.700 08/15/28 285,442
500,000 Commonwealth Edison Co 2.200 03/01/30 428,591
1,000,000 Commonwealth Edison Co 3.150 03/15/32 872,888
1,000,000 Commonwealth Edison Co 4.900 02/01/33 976,656
1,000,000 Commonwealth Edison Co 5.300 06/01/34 1,000,067
200,000 Commonwealth Edison Co 3.800 10/01/42 157,730
300,000 Commonwealth Edison Co 4.700 01/15/44 267,030
100,000 Commonwealth Edison Co 3.700 03/01/45 76,236
250,000 Commonwealth Edison Co 3.650 06/15/46 185,899
400,000 Commonwealth Edison Co 3.750 08/15/47 301,303
1,175,000 Commonwealth Edison Co 4.000 03/01/48 912,762
1,300,000 Commonwealth Edison Co 4.000 03/01/49 1,006,621
500,000 Commonwealth Edison Co 3.200 11/15/49 334,021
500,000 Commonwealth Edison Co 3.000 03/01/50 320,606
1,000,000 Commonwealth Edison Co 3.125 03/15/51 652,661
500,000 Commonwealth Edison Co 2.750 09/01/51 298,157
500,000 Commonwealth Edison Co 5.300 02/01/53 471,971
500,000 Commonwealth Edison Co 5.650 06/01/54 496,910
625,000 Connecticut Light and Power Co 3.200 03/15/27 596,490
400,000 Connecticut Light and Power Co 4.650 01/01/29 395,252
500,000 Connecticut Light and Power Co 2.050 07/01/31 408,202
1,000,000 Connecticut Light and Power Co 4.900 07/01/33 973,263
400,000 Connecticut Light and Power Co 4.300 04/15/44 337,175
250,000 Connecticut Light and Power Co 4.150 06/01/45 204,787
775,000 Connecticut Light and Power Co 4.000 04/01/48 617,845
500,000 Connecticut Light and Power Co 5.250 01/15/53 478,349
200,000 (a) Consolidated Edison Co of New York, Inc 3.800 05/15/28 191,821
300,000 (a) Consolidated Edison Co of New York, Inc 4.000 12/01/28 288,702
100,000 Consolidated Edison Co of New York, Inc 3.350 04/01/30 91,809
2,000,000 Consolidated Edison Co of New York, Inc 2.400 06/15/31 1,687,979
1,000,000 Consolidated Edison Co of New York, Inc 5.200 03/01/33 997,802
750,000 Consolidated Edison Co of New York, Inc 5.500 03/15/34 761,806
1,500,000 Consolidated Edison Co of New York, Inc 5.375 05/15/34 1,507,456
200,000 Consolidated Edison Co of New York, Inc 4.200 03/15/42 164,948
550,000 Consolidated Edison Co of New York, Inc 3.950 03/01/43 439,458
1,475,000 Consolidated Edison Co of New York, Inc 4.450 03/15/44 1,256,444
150,000 Consolidated Edison Co of New York, Inc 4.500 12/01/45 126,934
400,000 Consolidated Edison Co of New York, Inc 3.850 06/15/46 306,608
400,000 Consolidated Edison Co of New York, Inc 3.875 06/15/47 309,312
300,000 Consolidated Edison Co of New York, Inc 4.650 12/01/48 256,036
500,000 Consolidated Edison Co of New York, Inc 4.125 05/15/49 395,173
700,000 Consolidated Edison Co of New York, Inc 3.950 04/01/50 546,171
1,000,000 Consolidated Edison Co of New York, Inc 3.200 12/01/51 659,161
1,000,000 Consolidated Edison Co of New York, Inc 6.150 11/15/52 1,060,058
300,000 Consolidated Edison Co of New York, Inc 5.900 11/15/53 306,805
800,000 Consolidated Edison Co of New York, Inc 5.700 05/15/54 798,098
850,000 Consolidated Edison Co of New York, Inc 4.625 12/01/54 718,822
200,000 Consolidated Edison Co of New York, Inc 4.300 12/01/56 157,519
1,300,000 Consolidated Edison Co of New York, Inc 4.000 11/15/57 977,558
400,000 Consolidated Edison Co of New York, Inc 4.500 05/15/58 326,092
1,000,000 Consolidated Edison Co of New York, Inc 3.700 11/15/59 694,319
1,000,000 Consolidated Edison Co of New York, Inc 3.000 12/01/60 592,036
1,000,000 Consolidated Edison Co of New York, Inc 3.600 06/15/61 679,373
750,000 Constellation Energy Generation LLC 5.600 03/01/28 759,569
750,000 Constellation Energy Generation LLC 5.800 03/01/33 765,248
1,000,000 Constellation Energy Generation LLC 6.125 01/15/34 1,041,906
900,000 Constellation Energy Generation LLC 6.250 10/01/39 929,581
625,000 Constellation Energy Generation LLC 5.600 06/15/42 602,485

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Constellation Energy Generation LLC 6.500% 10/01/53 $ 1,061,393
1,000,000 Constellation Energy Generation LLC 5.750 03/15/54 969,124
500,000 Consumers Energy Co 4.650 03/01/28 495,687
250,000 Consumers Energy Co 3.800 11/15/28 238,623
1,000,000 Consumers Energy Co 4.900 02/15/29 995,440
300,000 Consumers Energy Co 4.600 05/30/29 295,155
275,000 Consumers Energy Co 3.600 08/15/32 247,127
500,000 Consumers Energy Co 4.625 05/15/33 478,714
600,000 Consumers Energy Co 3.950 07/15/47 484,230
600,000 Consumers Energy Co 4.050 05/15/48 488,791
350,000 Consumers Energy Co 4.350 04/15/49 295,090
500,000 Consumers Energy Co 3.750 02/15/50 380,518
500,000 Consumers Energy Co 3.100 08/15/50 344,026
150,000 Consumers Energy Co 3.500 08/01/51 109,998
287,000 Consumers Energy Co 2.650 08/15/52 176,523
500,000 Consumers Energy Co 4.200 09/01/52 404,797
291,000 Consumers Energy Co 2.500 05/01/60 163,673
300,000 Dayton Power & Light Co 3.950 06/15/49 218,064
200,000 Delmarva Power & Light Co 4.150 05/15/45 159,585
925,000 Dominion Energy South Carolina, Inc 2.300 12/01/31 761,274
50,000 Dominion Energy South Carolina, Inc 5.300 05/15/33 50,113
125,000 Dominion Energy South Carolina, Inc 5.450 02/01/41 121,603
800,000 Dominion Energy South Carolina, Inc 4.600 06/15/43 693,693
750,000 Dominion Energy South Carolina, Inc 6.250 10/15/53 807,459
1,000,000 Dominion Energy, Inc 1.450 04/15/26 931,267
775,000 Dominion Energy, Inc 3.600 03/15/27 742,175
500,000 Dominion Energy, Inc 4.250 06/01/28 482,947
303,000 Dominion Energy, Inc 3.375 04/01/30 273,698
500,000 Dominion Energy, Inc 2.250 08/15/31 407,295
500,000 Dominion Energy, Inc 4.350 08/15/32 466,421
1,000,000 Dominion Energy, Inc 5.375 11/15/32 991,319
475,000 Dominion Energy, Inc 3.300 04/15/41 343,001
200,000 Dominion Energy, Inc 4.700 12/01/44 169,230
500,000 Dominion Energy, Inc 4.600 03/15/49 415,241
500,000 Dominion Energy, Inc 4.850 08/15/52 429,802
1,200,000 Dominion Energy, Inc 7.000 06/01/54 1,248,557
1,050,000 Dominion Energy, Inc 6.875 02/01/55 1,071,891
500,000 DTE Electric Co 1.900 04/01/28 448,049
1,500,000 DTE Electric Co 3.000 03/01/32 1,296,100
1,000,000 DTE Electric Co 5.200 04/01/33 998,920
1,000,000 DTE Electric Co 5.200 03/01/34 996,790
200,000 DTE Electric Co 4.000 04/01/43 163,865
100,000 DTE Electric Co 3.700 06/01/46 76,277
500,000 DTE Electric Co 3.750 08/15/47 380,067
1,000,000 DTE Electric Co 4.050 05/15/48 798,390
525,000 DTE Electric Co 3.950 03/01/49 413,572
1,000,000 DTE Electric Co 2.950 03/01/50 644,197
400,000 DTE Electric Co 3.250 04/01/51 269,946
450,000 DTE Electric Co 3.650 03/01/52 331,058
1,000,000 DTE Electric Securitization Funding II LLC 5.970 03/01/32 1,029,645
1,000,000 DTE Electric Securitization Funding II LLC 6.090 09/01/37 1,074,280
1,000,000 DTE Energy Co 1.050 06/01/25 958,823
1,000,000 DTE Energy Co 5.100 03/01/29 991,817
327,000 DTE Energy Co 3.400 06/15/29 299,582
500,000 DTE Energy Co 2.950 03/01/30 440,181
1,000,000 DTE Energy Co 5.850 06/01/34 1,014,478
200,000 Duke Energy Carolinas LLC 2.950 12/01/26 190,547
500,000 Duke Energy Carolinas LLC 3.950 11/15/28 480,770
500,000 Duke Energy Carolinas LLC 2.450 08/15/29 440,886
1,500,000 Duke Energy Carolinas LLC 2.550 04/15/31 1,277,586
375,000 Duke Energy Carolinas LLC 2.850 03/15/32 321,276

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,300,000 Duke Energy Carolinas LLC 4.950% 01/15/33 $ 1,277,739
1,000,000 Duke Energy Carolinas LLC 4.850 01/15/34 967,707
125,000 Duke Energy Carolinas LLC 5.300 02/15/40 120,754
300,000 Duke Energy Carolinas LLC 3.750 06/01/45 225,475
200,000 Duke Energy Carolinas LLC 3.875 03/15/46 153,492
1,750,000 Duke Energy Carolinas LLC 3.700 12/01/47 1,285,427
1,500,000 Duke Energy Carolinas LLC 3.950 03/15/48 1,153,386
1,000,000 Duke Energy Carolinas LLC 3.200 08/15/49 670,778
1,500,000 Duke Energy Carolinas LLC 3.450 04/15/51 1,046,736
1,000,000 Duke Energy Carolinas LLC 5.350 01/15/53 949,842
1,500,000 Duke Energy Carolinas LLC 5.400 01/15/54 1,439,137
1,700,000 Duke Energy Corp 2.650 09/01/26 1,607,070
350,000 Duke Energy Corp 3.150 08/15/27 330,036
1,000,000 Duke Energy Corp 5.000 12/08/27 994,986
1,000,000 Duke Energy Corp 4.300 03/15/28 970,155
1,000,000 Duke Energy Corp 4.850 01/05/29 987,405
1,000,000 Duke Energy Corp 2.450 06/01/30 858,633
1,000,000 Duke Energy Corp 2.550 06/15/31 837,206
1,000,000 Duke Energy Corp 5.750 09/15/33 1,015,483
1,000,000 Duke Energy Corp 5.450 06/15/34 988,409
1,000,000 Duke Energy Corp 3.300 06/15/41 725,342
300,000 Duke Energy Corp 4.800 12/15/45 258,947
1,975,000 Duke Energy Corp 3.750 09/01/46 1,437,471
500,000 Duke Energy Corp 4.200 06/15/49 384,549
1,000,000 Duke Energy Corp 3.500 06/15/51 676,124
500,000 Duke Energy Corp 5.000 08/15/52 434,366
1,000,000 Duke Energy Corp 6.100 09/15/53 1,014,916
1,000,000 Duke Energy Corp 5.800 06/15/54 971,402
750,000 Duke Energy Corp 3.250 01/15/82 671,776
1,200,000 Duke Energy Florida LLC 3.200 01/15/27 1,145,568
1,000,000 Duke Energy Florida LLC 2.400 12/15/31 830,292
375,000 Duke Energy Florida LLC 6.400 06/15/38 401,837
500,000 Duke Energy Florida LLC 3.400 10/01/46 351,890
300,000 Duke Energy Florida LLC 4.200 07/15/48 240,413
1,000,000 Duke Energy Florida LLC 3.000 12/15/51 628,267
1,000,000 Duke Energy Florida LLC 5.950 11/15/52 1,017,367
1,000,000 Duke Energy Indiana LLC 5.250 03/01/34 996,123
300,000 Duke Energy Indiana LLC 3.750 05/15/46 227,442
500,000 Duke Energy Indiana LLC 3.250 10/01/49 334,513
275,000 Duke Energy Indiana LLC 2.750 04/01/50 166,372
500,000 Duke Energy Indiana LLC 5.400 04/01/53 473,413
200,000 Duke Energy Ohio, Inc 3.650 02/01/29 188,761
25,000 Duke Energy Ohio, Inc 2.125 06/01/30 21,105
750,000 Duke Energy Ohio, Inc 5.250 04/01/33 743,480
200,000 Duke Energy Ohio, Inc 3.700 06/15/46 147,182
200,000 Duke Energy Ohio, Inc 4.300 02/01/49 160,660
500,000 Duke Energy Ohio, Inc 5.650 04/01/53 482,976
1,000,000 Duke Energy Ohio, Inc 5.550 03/15/54 963,182
300,000 Duke Energy Progress LLC 3.700 09/01/28 285,927
5,357,000 Duke Energy Progress LLC 3.450 03/15/29 4,996,272
1,500,000 Duke Energy Progress LLC 2.000 08/15/31 1,223,102
750,000 Duke Energy Progress LLC 5.250 03/15/33 747,757
1,000,000 Duke Energy Progress LLC 5.100 03/15/34 991,748
400,000 Duke Energy Progress LLC 4.375 03/30/44 332,319
500,000 Duke Energy Progress LLC 4.150 12/01/44 402,688
300,000 Duke Energy Progress LLC 4.200 08/15/45 242,056
500,000 Duke Energy Progress LLC 3.700 10/15/46 370,514
200,000 Duke Energy Progress LLC 3.600 09/15/47 144,274
600,000 Duke Energy Progress LLC 2.500 08/15/50 345,422
500,000 Duke Energy Progress LLC 2.900 08/15/51 309,914
750,000 Duke Energy Progress LLC 5.350 03/15/53 703,266

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 750,000 Edison International 5.750% 06/15/27 $ 756,574
300,000 Edison International 4.125 03/15/28 286,556
1,000,000 Edison International 5.250 11/15/28 991,239
1,000,000 Edison International 5.450 06/15/29 999,418
500,000 Edison International 6.950 11/15/29 531,592
200,000 El Paso Electric Co 5.000 12/01/44 167,624
2,000,000 Emera US Finance LP 2.639 06/15/31 1,651,000
625,000 Emera US Finance LP 4.750 06/15/46 514,300
400,000 Enel Americas S.A. 4.000 10/25/26 384,000
675,000 Enel Chile S.A. 4.875 06/12/28 652,521
1,000,000 Entergy Arkansas LLC 5.150 01/15/33 989,271
500,000 Entergy Arkansas LLC 5.300 09/15/33 498,172
1,000,000 Entergy Arkansas LLC 5.450 06/01/34 1,001,369
200,000 Entergy Arkansas LLC 4.200 04/01/49 159,036
425,000 Entergy Arkansas LLC 2.650 06/15/51 247,208
750,000 Entergy Arkansas LLC 3.350 06/15/52 505,076
1,000,000 Entergy Arkansas LLC 5.750 06/01/54 992,228
1,000,000 Entergy Corp 1.900 06/15/28 881,412
175,000 Entergy Corp 2.800 06/15/30 152,847
625,000 Entergy Corp 2.400 06/15/31 515,805
500,000 Entergy Corp 3.750 06/15/50 353,461
650,000 Entergy Corp 7.125 12/01/54 644,239
200,000 Entergy Louisiana LLC 3.120 09/01/27 188,899
1,000,000 Entergy Louisiana LLC 1.600 12/15/30 805,249
1,000,000 Entergy Louisiana LLC 2.350 06/15/32 811,769
500,000 Entergy Louisiana LLC 4.000 03/15/33 450,269
1,000,000 Entergy Louisiana LLC 5.350 03/15/34 992,234
500,000 Entergy Louisiana LLC 3.100 06/15/41 360,807
300,000 Entergy Louisiana LLC 4.200 09/01/48 237,124
300,000 Entergy Louisiana LLC 4.200 04/01/50 235,266
500,000 Entergy Louisiana LLC 4.750 09/15/52 430,552
1,000,000 Entergy Louisiana LLC 5.700 03/15/54 983,558
800,000 Entergy Mississippi LLC 3.850 06/01/49 589,791
475,000 Entergy Mississippi LLC 3.500 06/01/51 329,501
1,000,000 Entergy Mississippi LLC 5.850 06/01/54 995,227
1,000,000 Entergy Texas, Inc 4.000 03/30/29 957,884
575,000 Entergy Texas, Inc 1.750 03/15/31 463,429
200,000 Entergy Texas, Inc 4.500 03/30/39 176,969
700,000 Entergy Texas, Inc 3.550 09/30/49 500,343
1,000,000 Entergy Texas, Inc 5.800 09/01/53 999,718
775,000 Enterprise Products Operating LLC 3.700 01/31/51 571,327
125,000 Essential Utilities, Inc 3.566 05/01/29 116,217
225,000 Essential Utilities, Inc 2.704 04/15/30 195,628
1,000,000 Essential Utilities, Inc 2.400 05/01/31 823,670
1,000,000 Essential Utilities, Inc 5.375 01/15/34 982,167
200,000 Essential Utilities, Inc 4.276 05/01/49 157,855
300,000 Essential Utilities, Inc 3.351 04/15/50 201,631
500,000 Essential Utilities, Inc 5.300 05/01/52 455,906
100,000 Evergy Kansas Central, Inc 2.550 07/01/26 95,067
1,000,000 Evergy Kansas Central, Inc 5.900 11/15/33 1,028,109
500,000 Evergy Kansas Central, Inc 4.125 03/01/42 411,924
175,000 Evergy Kansas Central, Inc 4.100 04/01/43 142,342
375,000 Evergy Kansas Central, Inc 3.250 09/01/49 249,548
425,000 Evergy Kansas Central, Inc 3.450 04/15/50 292,824
1,000,000 Evergy Kansas Central, Inc 5.700 03/15/53 980,186
150,000 Evergy Metro, Inc 2.250 06/01/30 127,584
500,000 Evergy Metro, Inc 5.400 04/01/34 496,144
100,000 Evergy Metro, Inc 5.300 10/01/41 94,653
650,000 Evergy Metro, Inc 4.200 06/15/47 516,919
100,000 Evergy Metro, Inc 4.200 03/15/48 79,501
300,000 Evergy Metro, Inc 4.125 04/01/49 234,342

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 750,000 Evergy, Inc 2.900% 09/15/29 $ 669,879
100,000 Eversource Energy 0.800 08/15/25 94,752
1,000,000 Eversource Energy 1.400 08/15/26 918,067
200,000 Eversource Energy 3.300 01/15/28 186,804
1,000,000 Eversource Energy 5.450 03/01/28 1,002,952
300,000 Eversource Energy 4.250 04/01/29 285,490
100,000 Eversource Energy 1.650 08/15/30 80,640
1,000,000 Eversource Energy 2.550 03/15/31 831,356
1,000,000 Eversource Energy 5.850 04/15/31 1,012,476
1,000,000 Eversource Energy 3.375 03/01/32 858,069
500,000 Eversource Energy 5.500 01/01/34 490,544
1,000,000 Eversource Energy 5.950 07/15/34 1,008,662
1,100,000 Eversource Energy 3.450 01/15/50 752,184
1,500,000 Exelon Corp 2.750 03/15/27 1,405,850
1,000,000 Exelon Corp 5.150 03/15/28 997,718
1,000,000 (a) Exelon Corp 3.350 03/15/32 876,728
750,000 Exelon Corp 5.300 03/15/33 744,595
1,000,000 Exelon Corp 5.450 03/15/34 992,888
500,000 Exelon Corp 4.950 06/15/35 465,418
975,000 Exelon Corp 4.450 04/15/46 804,029
100,000 Exelon Corp 4.700 04/15/50 84,344
500,000 Exelon Corp 4.100 03/15/52 384,361
1,000,000 Exelon Corp 5.600 03/15/53 960,744
750,000 Florida Power & Light Co 5.050 04/01/28 752,755
750,000 Florida Power & Light Co 4.400 05/15/28 736,625
1,000,000 Florida Power & Light Co 5.150 06/15/29 1,008,376
425,000 Florida Power & Light Co 4.625 05/15/30 416,394
1,000,000 Florida Power & Light Co 2.450 02/03/32 833,084
750,000 Florida Power & Light Co 5.100 04/01/33 746,501
150,000 Florida Power & Light Co 4.800 05/15/33 145,842
1,000,000 Florida Power & Light Co 5.300 06/15/34 1,007,916
100,000 Florida Power & Light Co 4.125 02/01/42 84,110
200,000 Florida Power & Light Co 4.050 06/01/42 167,313
450,000 Florida Power & Light Co 3.800 12/15/42 358,935
400,000 Florida Power & Light Co 4.050 10/01/44 329,138
500,000 Florida Power & Light Co 3.700 12/01/47 379,517
1,675,000 Florida Power & Light Co 3.950 03/01/48 1,316,108
500,000 Florida Power & Light Co 4.125 06/01/48 406,942
1,100,000 Florida Power & Light Co 3.990 03/01/49 870,561
400,000 Florida Power & Light Co 3.150 10/01/49 271,992
500,000 Florida Power & Light Co 2.875 12/04/51 317,552
750,000 Florida Power & Light Co 5.300 04/01/53 722,898
1,000,000 Florida Power & Light Co 5.600 06/15/54 1,010,163
768,000 Fortis, Inc 3.055 10/04/26 728,723
100,000 Georgia Power Co 3.250 04/01/26 96,651
700,000 Georgia Power Co 3.250 03/30/27 665,578
1,000,000 Georgia Power Co 4.650 05/16/28 984,552
700,000 Georgia Power Co 2.650 09/15/29 624,152
1,500,000 Georgia Power Co 4.950 05/17/33 1,462,517
1,500,000 Georgia Power Co 5.250 03/15/34 1,495,266
625,000 Georgia Power Co 4.300 03/15/42 530,234
700,000 Georgia Power Co 4.300 03/15/43 582,565
2,500,000 Georgia Power Co 3.250 03/15/51 1,700,006
200,000 Gulf Power Co 3.300 05/30/27 190,415
400,000 Iberdrola International BV 6.750 07/15/36 448,520
425,000 Idaho Power Co 5.500 03/15/53 405,109
1,000,000 Idaho Power Co 5.800 04/01/54 991,476
500,000 Indiana Michigan Power Co 3.850 05/15/28 475,785
225,000 Indiana Michigan Power Co 4.550 03/15/46 189,064
100,000 Indiana Michigan Power Co 3.750 07/01/47 73,607
300,000 Indiana Michigan Power Co 4.250 08/15/48 237,843

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 675,000 Indiana Michigan Power Co 3.250% 05/01/51 $ 444,450
500,000 Indiana Michigan Power Co 5.625 04/01/53 486,458
1,000,000 Ingersoll Rand, Inc 5.700 06/15/54 1,006,510
725,000 Interstate Power and Light Co 4.100 09/26/28 697,352
325,000 Interstate Power and Light Co 3.600 04/01/29 304,338
125,000 Interstate Power and Light Co 2.300 06/01/30 106,746
1,000,000 Interstate Power and Light Co 5.700 10/15/33 1,011,239
100,000 Interstate Power and Light Co 6.250 07/15/39 104,305
100,000 Interstate Power and Light Co 3.700 09/15/46 73,593
300,000 Interstate Power and Light Co 3.500 09/30/49 210,046
1,000,000 Interstate Power and Light Co 3.100 11/30/51 632,748
100,000 IPALCO Enterprises, Inc 4.250 05/01/30 92,819
500,000 (d) IPALCO Enterprises, Inc 5.750 04/01/34 496,275
100,000 ITC Holdings Corp 3.250 06/30/26 95,769
900,000 ITC Holdings Corp 3.350 11/15/27 848,559
1,000,000 Kentucky Utilities Co 5.450 04/15/33 1,006,141
300,000 Kentucky Utilities Co 4.375 10/01/45 250,547
400,000 Kentucky Utilities Co 3.300 06/01/50 270,342
1,000,000 Louisville Gas and Electric Co 5.450 04/15/33 1,005,003
300,000 Louisville Gas and Electric Co 4.250 04/01/49 237,119
1,500,000 MidAmerican Energy Co 3.100 05/01/27 1,430,697
575,000 MidAmerican Energy Co 3.650 04/15/29 543,715
425,000 MidAmerican Energy Co 5.350 01/15/34 430,828
200,000 MidAmerican Energy Co 4.800 09/15/43 180,457
200,000 MidAmerican Energy Co 4.400 10/15/44 169,906
200,000 MidAmerican Energy Co 4.250 05/01/46 164,636
500,000 MidAmerican Energy Co 3.950 08/01/47 389,527
1,000,000 MidAmerican Energy Co 3.650 08/01/48 750,409
300,000 MidAmerican Energy Co 4.250 07/15/49 246,483
300,000 MidAmerican Energy Co 3.150 04/15/50 200,272
1,000,000 MidAmerican Energy Co 2.700 08/01/52 600,438
400,000 MidAmerican Energy Co 5.850 09/15/54 409,602
250,000 MidAmerican Energy Co 5.300 02/01/55 237,934
500,000 Mississippi Power Co 3.950 03/30/28 480,697
750,000 Mississippi Power Co 4.250 03/15/42 616,295
1,000,000 Mississippi Power Co 3.100 07/30/51 633,000
300,000 National Fuel Gas Co 5.200 07/15/25 298,014
300,000 National Fuel Gas Co 5.500 01/15/26 299,040
200,000 National Fuel Gas Co 3.950 09/15/27 191,130
200,000 National Fuel Gas Co 4.750 09/01/28 194,358
1,100,000 National Fuel Gas Co 2.950 03/01/31 922,920
1,000,000 National Grid plc 5.602 06/12/28 1,009,737
1,000,000 National Grid plc 5.809 06/12/33 1,004,813
1,000,000 National Grid plc 5.418 01/11/34 977,679
250,000 National Grid USA 5.803 04/01/35 249,621
1,000,000 Nevada Power Co 3.700 05/01/29 943,261
500,000 Nevada Power Co 2.400 05/01/30 430,561
500,000 Nevada Power Co 3.125 08/01/50 319,440
500,000 Nevada Power Co 5.900 05/01/53 499,720
1,000,000 Nevada Power Co 6.000 03/15/54 1,016,067
1,125,000 NextEra Energy Capital Holdings, Inc 3.550 05/01/27 1,074,091
1,250,000 NextEra Energy Capital Holdings, Inc 4.625 07/15/27 1,229,564
1,000,000 NextEra Energy Capital Holdings, Inc 4.900 02/28/28 990,412
2,500,000 NextEra Energy Capital Holdings, Inc 1.900 06/15/28 2,210,392
2,000,000 NextEra Energy Capital Holdings, Inc 4.900 03/15/29 1,978,533
300,000 NextEra Energy Capital Holdings, Inc 3.500 04/01/29 278,799
450,000 NextEra Energy Capital Holdings, Inc 2.750 11/01/29 400,213
1,500,000 NextEra Energy Capital Holdings, Inc 5.000 02/28/30 1,487,742
2,980,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 2,540,670
1,000,000 NextEra Energy Capital Holdings, Inc 2.440 01/15/32 819,834
450,000 NextEra Energy Capital Holdings, Inc 5.000 07/15/32 438,202

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,500,000 NextEra Energy Capital Holdings, Inc 5.050% 02/28/33 $ 1,457,933
1,625,000 NextEra Energy Capital Holdings, Inc 5.250 03/15/34 1,596,633
1,000,000 NextEra Energy Capital Holdings, Inc 3.000 01/15/52 633,907
1,000,000 NextEra Energy Capital Holdings, Inc 5.250 02/28/53 930,550
1,500,000 NextEra Energy Capital Holdings, Inc 6.750 06/15/54 1,508,601
1,500,000 NextEra Energy Capital Holdings, Inc 6.700 09/01/54 1,499,429
1,700,000 NextEra Energy Capital Holdings, Inc 5.650 05/01/79 1,622,544
1,000,000 NextEra Energy Capital Holdings, Inc 3.800 03/15/82 921,811
500,000 NiSource, Inc 0.950 08/15/25 474,895
1,000,000 NiSource, Inc 3.490 05/15/27 954,053
1,500,000 NiSource, Inc 5.250 03/30/28 1,498,372
750,000 NiSource, Inc 5.200 07/01/29 747,079
750,000 NiSource, Inc 2.950 09/01/29 674,091
200,000 NiSource, Inc 3.600 05/01/30 183,533
800,000 NiSource, Inc 1.700 02/15/31 636,205
1,000,000 NiSource, Inc 5.400 06/30/33 989,779
1,000,000 NiSource, Inc 5.350 04/01/34 980,782
77,000 NiSource, Inc 5.950 06/15/41 77,415
700,000 NiSource, Inc 5.250 02/15/43 641,738
450,000 NiSource, Inc 4.800 02/15/44 391,140
815,000 NiSource, Inc 5.650 02/01/45 786,523
350,000 NiSource, Inc 4.375 05/15/47 280,818
500,000 NiSource, Inc 3.950 03/30/48 375,016
200,000 NiSource, Inc 5.000 06/15/52 177,053
750,000 NiSource, Inc 6.950 11/30/54 753,449
600,000 Northern States Power Co 2.250 04/01/31 505,885
425,000 Northern States Power Co 5.350 11/01/39 416,909
175,000 Northern States Power Co 3.600 05/15/46 129,494
1,950,000 Northern States Power Co 3.600 09/15/47 1,421,607
325,000 Northern States Power Co 2.900 03/01/50 207,033
750,000 Northern States Power Co 2.600 06/01/51 447,049
1,000,000 Northern States Power Co 3.200 04/01/52 665,705
400,000 Northern States Power Co 4.500 06/01/52 337,847
500,000 Northern States Power Co 5.100 05/15/53 460,828
1,000,000 Northern States Power Co 5.400 03/15/54 963,477
1,000,000 Northern States Power Co 5.650 06/15/54 997,305
200,000 NorthWestern Corp 4.176 11/15/44 160,510
300,000 NSTAR Electric Co 3.200 05/15/27 285,596
1,000,000 NSTAR Electric Co 1.950 08/15/31 808,888
1,000,000 NSTAR Electric Co 5.400 06/01/34 1,000,894
1,100,000 NSTAR Electric Co 3.100 06/01/51 726,507
350,000 NSTAR Electric Co 4.550 06/01/52 293,587
500,000 Oglethorpe Power Corp 4.500 04/01/47 406,752
500,000 Oglethorpe Power Corp 5.050 10/01/48 439,594
750,000 Oglethorpe Power Corp 3.750 08/01/50 531,642
500,000 Oglethorpe Power Corp 5.250 09/01/50 451,725
500,000 Oglethorpe Power Corp 6.200 12/01/53 512,688
1,000,000 (d) Oglethorpe Power Corp 5.800 06/01/54 978,386
2,000,000 Ohio Power Co 1.625 01/15/31 1,596,849
750,000 Ohio Power Co 5.650 06/01/34 753,113
500,000 Ohio Power Co 4.150 04/01/48 385,133
1,500,000 Ohio Power Co 4.000 06/01/49 1,135,760
1,000,000 Ohio Power Co 2.900 10/01/51 611,133
200,000 Oklahoma Gas and Electric Co 3.800 08/15/28 190,944
500,000 Oklahoma Gas and Electric Co 3.300 03/15/30 454,620
100,000 Oklahoma Gas and Electric Co 3.250 04/01/30 90,317
500,000 Oklahoma Gas and Electric Co 5.400 01/15/33 501,812
200,000 Oklahoma Gas and Electric Co 4.150 04/01/47 159,982
200,000 Oklahoma Gas and Electric Co 3.850 08/15/47 151,158
1,000,000 Oklahoma Gas and Electric Co 5.600 04/01/53 978,527
1,000,000 Oncor Electric Delivery Co LLC 0.550 10/01/25 941,907

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 750,000 Oncor Electric Delivery Co LLC 3.700% 11/15/28 $ 712,855
1,500,000 Oncor Electric Delivery Co LLC 5.750 03/15/29 1,545,960
425,000 Oncor Electric Delivery Co LLC 4.150 06/01/32 396,023
500,000 Oncor Electric Delivery Co LLC 4.550 09/15/32 477,752
1,000,000 Oncor Electric Delivery Co LLC 5.650 11/15/33 1,025,784
100,000 Oncor Electric Delivery Co LLC 5.250 09/30/40 96,187
550,000 Oncor Electric Delivery Co LLC 4.550 12/01/41 489,100
56,000 Oncor Electric Delivery Co LLC 5.300 06/01/42 53,954
300,000 Oncor Electric Delivery Co LLC 3.750 04/01/45 232,610
400,000 Oncor Electric Delivery Co LLC 3.800 09/30/47 304,881
200,000 Oncor Electric Delivery Co LLC 4.100 11/15/48 159,994
500,000 Oncor Electric Delivery Co LLC 3.800 06/01/49 379,368
500,000 Oncor Electric Delivery Co LLC 3.100 09/15/49 332,466
200,000 Oncor Electric Delivery Co LLC 3.700 05/15/50 147,655
550,000 Oncor Electric Delivery Co LLC 2.700 11/15/51 327,355
2,000,000 Oncor Electric Delivery Co LLC 4.950 09/15/52 1,809,445
164,000 Oncor Electric Delivery Co LLC 5.350 10/01/52 156,501
1,000,000 (d) Oncor Electric Delivery Co LLC 5.550 06/15/54 980,633
500,000 ONE Gas, Inc 5.100 04/01/29 501,322
100,000 ONE Gas, Inc 2.000 05/15/30 84,702
500,000 ONE Gas, Inc 4.250 09/01/32 479,482
100,000 ONE Gas, Inc 4.658 02/01/44 88,336
500,000 ONE Gas, Inc 4.500 11/01/48 421,691
2,000,000 Pacific Gas and Electric Co 3.150 01/01/26 1,926,348
500,000 Pacific Gas and Electric Co 5.450 06/15/27 500,255
3,000,000 Pacific Gas and Electric Co 2.100 08/01/27 2,706,824
1,500,000 (a) Pacific Gas and Electric Co 3.000 06/15/28 1,371,518
500,000 Pacific Gas and Electric Co 6.100 01/15/29 511,733
1,000,000 Pacific Gas and Electric Co 4.200 03/01/29 945,916
500,000 Pacific Gas and Electric Co 5.550 05/15/29 501,125
3,000,000 Pacific Gas and Electric Co 4.550 07/01/30 2,842,942
3,000,000 Pacific Gas and Electric Co 2.500 02/01/31 2,472,952
2,000,000 Pacific Gas and Electric Co 3.250 06/01/31 1,719,623
1,000,000 Pacific Gas and Electric Co 4.400 03/01/32 914,526
500,000 Pacific Gas and Electric Co 5.900 06/15/32 500,368
500,000 Pacific Gas and Electric Co 6.150 01/15/33 507,938
1,500,000 Pacific Gas and Electric Co 6.400 06/15/33 1,549,199
1,000,000 Pacific Gas and Electric Co 6.950 03/15/34 1,076,724
1,500,000 Pacific Gas and Electric Co 5.800 05/15/34 1,490,469
750,000 Pacific Gas and Electric Co 4.500 07/01/40 617,663
1,000,000 Pacific Gas and Electric Co 3.300 08/01/40 712,145
1,500,000 Pacific Gas and Electric Co 4.200 06/01/41 1,174,989
1,200,000 Pacific Gas and Electric Co 4.950 07/01/50 991,465
2,300,000 Pacific Gas and Electric Co 3.500 08/01/50 1,500,991
1,000,000 Pacific Gas and Electric Co 5.250 03/01/52 857,283
2,000,000 Pacific Gas and Electric Co 6.750 01/15/53 2,075,883
400,000 Pacific Gas and Electric Co 6.700 04/01/53 416,224
500,000 PacifiCorp 3.500 06/15/29 464,485
500,000 PacifiCorp 2.700 09/15/30 433,796
1,000,000 PacifiCorp 5.300 02/15/31 996,772
1,000,000 PacifiCorp 5.450 02/15/34 987,843
850,000 PacifiCorp 6.000 01/15/39 862,908
300,000 PacifiCorp 4.125 01/15/49 228,472
1,300,000 PacifiCorp 4.150 02/15/50 993,845
250,000 PacifiCorp 3.300 03/15/51 161,575
2,000,000 PacifiCorp 2.900 06/15/52 1,178,446
750,000 PacifiCorp 5.350 12/01/53 680,576
775,000 PacifiCorp 5.500 05/15/54 719,993
1,000,000 PacifiCorp 5.800 01/15/55 968,257
1,000,000 PECO Energy Co 4.900 06/15/33 979,464
200,000 PECO Energy Co 4.150 10/01/44 163,731

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 PECO Energy Co 3.700% 09/15/47 $ 151,434
1,200,000 PECO Energy Co 3.900 03/01/48 932,824
125,000 PECO Energy Co 3.000 09/15/49 82,256
100,000 PECO Energy Co 2.800 06/15/50 62,528
475,000 PECO Energy Co 3.050 03/15/51 308,472
1,000,000 PECO Energy Co 2.850 09/15/51 617,914
500,000 PECO Energy Co 4.600 05/15/52 429,967
500,000 PECO Energy Co 4.375 08/15/52 411,225
500,000 PG&E Recovery Funding LLC 5.256 01/15/38 501,949
500,000 PG&E Recovery Funding LLC 5.536 07/15/47 505,805
382,057 PG&E WILDFIRE RECOVERY 3.594 06/01/30 365,141
250,000 PG&E WILDFIRE RECOVERY 4.263 06/01/36 233,481
250,000 PG&E WILDFIRE RECOVERY 4.377 06/01/39 229,144
1,000,000 PG&E WILDFIRE RECOVERY 4.451 12/01/47 877,792
1,000,000 PG&E WILDFIRE RECOVERY 4.674 12/01/51 897,678
418,533 PG&E Wildfire Recovery Funding LLC 4.022 06/01/31 402,174
500,000 PG&E Wildfire Recovery Funding LLC 4.722 06/01/37 479,969
500,000 PG&E Wildfire Recovery Funding LLC 5.081 06/01/41 493,989
750,000 PG&E Wildfire Recovery Funding LLC 5.212 12/01/47 724,797
750,000 PG&E Wildfire Recovery Funding LLC 5.099 06/01/52 717,509
1,000,000 Piedmont Natural Gas Co, Inc 2.500 03/15/31 839,510
500,000 Piedmont Natural Gas Co, Inc 5.400 06/15/33 500,976
200,000 Piedmont Natural Gas Co, Inc 4.650 08/01/43 175,356
1,600,000 Piedmont Natural Gas Co, Inc 3.350 06/01/50 1,049,914
1,000,000 Piedmont Natural Gas Co, Inc 5.050 05/15/52 873,329
500,000 Potomac Electric Power Co 5.200 03/15/34 499,780
900,000 Potomac Electric Power Co 4.150 03/15/43 743,655
250,000 Potomac Electric Power Co 5.500 03/15/54 243,684
950,000 PPL Capital Funding, Inc 3.100 05/15/26 911,591
1,500,000 PPL Electric Utilities Corp 5.000 05/15/33 1,479,269
150,000 PPL Electric Utilities Corp 4.850 02/15/34 145,957
200,000 PPL Electric Utilities Corp 4.125 06/15/44 165,146
275,000 PPL Electric Utilities Corp 4.150 10/01/45 227,014
500,000 PPL Electric Utilities Corp 3.950 06/01/47 396,790
200,000 PPL Electric Utilities Corp 4.150 06/15/48 162,050
525,000 PPL Electric Utilities Corp 3.000 10/01/49 347,300
1,000,000 PPL Electric Utilities Corp 5.250 05/15/53 951,982
250,000 Public Service Co of Colorado 3.700 06/15/28 237,422
1,000,000 Public Service Co of Colorado 1.900 01/15/31 812,230
1,050,000 Public Service Co of Colorado 1.875 06/15/31 840,114
275,000 Public Service Co of Colorado 4.100 06/01/32 253,311
750,000 Public Service Co of Colorado 5.350 05/15/34 743,391
200,000 Public Service Co of Colorado 3.800 06/15/47 145,801
100,000 Public Service Co of Colorado 4.100 06/15/48 76,492
300,000 Public Service Co of Colorado 4.050 09/15/49 227,077
400,000 Public Service Co of Colorado 3.200 03/01/50 262,943
350,000 Public Service Co of Colorado 2.700 01/15/51 206,628
1,000,000 Public Service Co of Colorado 5.250 04/01/53 913,796
500,000 Public Service Co of Colorado 5.750 05/15/54 493,699
1,200,000 Public Service Co of New Hampshire 2.200 06/15/31 998,707
1,500,000 Public Service Co of New Hampshire 5.350 10/01/33 1,508,446
100,000 Public Service Co of New Hampshire 3.600 07/01/49 73,318
500,000 Public Service Co of New Hampshire 5.150 01/15/53 467,815
500,000 Public Service Co of Oklahoma 2.200 08/15/31 404,038
1,000,000 Public Service Co of Oklahoma 5.250 01/15/33 978,202
500,000 Public Service Co of Oklahoma 3.150 08/15/51 321,775
1,000,000 Public Service Electric and Gas Co 0.950 03/15/26 932,610
300,000 Public Service Electric and Gas Co 2.250 09/15/26 282,152
450,000 Public Service Electric and Gas Co 3.000 05/15/27 426,476
250,000 Public Service Electric and Gas Co 3.700 05/01/28 239,380
500,000 Public Service Electric and Gas Co 2.450 01/15/30 436,989

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Public Service Electric and Gas Co 1.900% 08/15/31 $ 809,205
225,000 Public Service Electric and Gas Co 4.900 12/15/32 221,417
500,000 Public Service Electric and Gas Co 4.650 03/15/33 481,922
1,000,000 Public Service Electric and Gas Co 5.200 08/01/33 1,001,427
500,000 Public Service Electric and Gas Co 5.200 03/01/34 500,198
200,000 Public Service Electric and Gas Co 3.800 01/01/43 160,856
600,000 Public Service Electric and Gas Co 3.800 03/01/46 469,407
200,000 Public Service Electric and Gas Co 3.600 12/01/47 148,813
250,000 Public Service Electric and Gas Co 4.050 05/01/48 201,020
500,000 Public Service Electric and Gas Co 3.850 05/01/49 388,815
575,000 Public Service Electric and Gas Co 3.200 08/01/49 396,072
500,000 Public Service Electric and Gas Co 3.150 01/01/50 342,443
175,000 Public Service Electric and Gas Co 2.700 05/01/50 109,794
425,000 Public Service Electric and Gas Co 2.050 08/01/50 229,813
2,000,000 Public Service Electric and Gas Co 3.000 03/01/51 1,310,431
200,000 Public Service Electric and Gas Co 5.125 03/15/53 189,616
1,500,000 Public Service Electric and Gas Co 5.450 08/01/53 1,476,992
500,000 Public Service Electric and Gas Co 5.450 03/01/54 493,009
1,000,000 Public Service Enterprise Group, Inc 5.850 11/15/27 1,017,109
400,000 Public Service Enterprise Group, Inc 1.600 08/15/30 324,368
1,000,000 Public Service Enterprise Group, Inc 2.450 11/15/31 823,430
750,000 Public Service Enterprise Group, Inc 6.125 10/15/33 779,232
1,000,000 Puget Energy, Inc 2.379 06/15/28 892,521
1,000,000 Puget Energy, Inc 4.100 06/15/30 920,028
1,000,000 Puget Sound Energy, Inc 5.330 06/15/34 999,789
250,000 Puget Sound Energy, Inc 5.757 10/01/39 250,936
200,000 Puget Sound Energy, Inc 4.300 05/20/45 163,736
275,000 Puget Sound Energy, Inc 3.250 09/15/49 181,407
750,000 Puget Sound Energy, Inc 2.893 09/15/51 462,111
1,000,000 Puget Sound Energy, Inc 5.685 06/15/54 989,495
800,000 San Diego Gas & Electric Co 2.500 05/15/26 761,870
550,000 San Diego Gas & Electric Co 4.950 08/15/28 547,468
500,000 San Diego Gas & Electric Co 1.700 10/01/30 410,312
300,000 San Diego Gas & Electric Co 3.750 06/01/47 224,152
300,000 San Diego Gas & Electric Co 4.150 05/15/48 241,562
750,000 San Diego Gas & Electric Co 4.100 06/15/49 589,657
675,000 San Diego Gas & Electric Co 2.950 08/15/51 437,121
1,000,000 San Diego Gas & Electric Co 3.700 03/15/52 724,946
1,000,000 San Diego Gas & Electric Co 5.350 04/01/53 945,019
1,000,000 San Diego Gas & Electric Co 5.550 04/15/54 977,193
1,525,000 Sempra 3.250 06/15/27 1,439,374
675,000 Sempra 3.400 02/01/28 634,781
1,000,000 Sempra 5.500 08/01/33 998,341
825,000 Sempra 3.800 02/01/38 674,024
125,000 Sempra 6.000 10/15/39 126,447
850,000 Sempra 4.000 02/01/48 645,287
1,380,000 Sempra 4.125 04/01/52 1,270,222
1,000,000 Sempra 6.875 10/01/54 993,848
869,000 Sierra Pacific Power Co 2.600 05/01/26 828,763
500,000 Sierra Pacific Power Co 5.900 03/15/54 497,391
500,000 Southern California Edison Co 4.700 06/01/27 493,002
750,000 Southern California Edison Co 5.850 11/01/27 764,598
750,000 Southern California Edison Co 3.650 03/01/28 710,911
1,000,000 Southern California Edison Co 5.300 03/01/28 1,001,768
1,000,000 Southern California Edison Co 5.650 10/01/28 1,016,829
500,000 Southern California Edison Co 4.200 03/01/29 478,416
1,000,000 Southern California Edison Co 5.150 06/01/29 999,062
600,000 Southern California Edison Co 2.850 08/01/29 538,681
1,750,000 Southern California Edison Co 2.250 06/01/30 1,483,934
1,500,000 Southern California Edison Co 2.500 06/01/31 1,258,893
1,000,000 Southern California Edison Co 5.450 06/01/31 1,007,149

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Southern California Edison Co 2.750% 02/01/32 $ 421,701
750,000 Southern California Edison Co 5.950 11/01/32 775,037
575,000 Southern California Edison Co 5.200 06/01/34 561,456
185,000 Southern California Edison Co 6.050 03/15/39 189,396
300,000 Southern California Edison Co 4.500 09/01/40 258,143
825,000 Southern California Edison Co 4.650 10/01/43 710,263
450,000 Southern California Edison Co 3.600 02/01/45 328,673
1,937,000 Southern California Edison Co 4.000 04/01/47 1,482,405
1,675,000 Southern California Edison Co 4.125 03/01/48 1,300,424
1,500,000 Southern California Edison Co 2.950 02/01/51 929,744
1,000,000 Southern California Edison Co 3.650 06/01/51 705,146
500,000 Southern California Edison Co 3.450 02/01/52 339,391
1,000,000 Southern California Edison Co 5.700 03/01/53 968,697
500,000 Southern California Edison Co 5.875 12/01/53 498,780
1,500,000 Southern California Edison Co 5.750 04/15/54 1,467,994
200,000 Southern California Gas Co 3.200 06/15/25 195,760
200,000 Southern California Gas Co 2.600 06/15/26 189,972
1,000,000 Southern California Gas Co 2.950 04/15/27 941,507
500,000 Southern California Gas Co 2.550 02/01/30 435,279
1,000,000 Southern California Gas Co 5.200 06/01/33 987,327
150,000 Southern California Gas Co 3.750 09/15/42 116,530
500,000 Southern California Gas Co 4.125 06/01/48 386,165
300,000 Southern California Gas Co 4.300 01/15/49 240,031
500,000 Southern California Gas Co 3.950 02/15/50 379,147
500,000 Southern California Gas Co 6.350 11/15/52 538,934
1,000,000 Southern California Gas Co 5.750 06/01/53 989,032
1,000,000 Southern California Gas Co 5.600 04/01/54 981,586
2,000,000 Southern Co 5.113 08/01/27 1,995,253
1,500,000 Southern Co 1.750 03/15/28 1,329,071
1,000,000 Southern Co 5.500 03/15/29 1,013,160
2,500,000 Southern Co 3.700 04/30/30 2,304,845
1,000,000 Southern Co 5.200 06/15/33 981,766
1,250,000 Southern Co 5.700 03/15/34 1,270,859
400,000 Southern Co 4.250 07/01/36 354,624
800,000 Southern Co 4.400 07/01/46 668,000
1,000,000 Southern Co 4.000 01/15/51 969,535
1,500,000 Southern Co 3.750 09/15/51 1,408,502
400,000 Southern Co Gas Capital Corp 3.250 06/15/26 384,065
500,000 Southern Co Gas Capital Corp 1.750 01/15/31 404,566
1,000,000 Southern Co Gas Capital Corp 5.750 09/15/33 1,024,733
275,000 Southern Co Gas Capital Corp 4.400 06/01/43 226,605
100,000 Southern Co Gas Capital Corp 3.950 10/01/46 75,059
900,000 Southern Co Gas Capital Corp 4.400 05/30/47 730,489
175,000 Southern Co Gas Capital Corp 3.150 09/30/51 110,159
950,000 Southern Power Co 0.900 01/15/26 885,405
300,000 Southern Power Co 4.950 12/15/46 262,086
500,000 Southwest Gas Corp 5.800 12/01/27 507,249
500,000 Southwest Gas Corp 5.450 03/23/28 503,783
150,000 Southwest Gas Corp 3.700 04/01/28 142,596
100,000 Southwest Gas Corp 2.200 06/15/30 84,776
500,000 Southwest Gas Corp 4.050 03/15/32 452,425
100,000 Southwest Gas Corp 3.800 09/29/46 73,485
500,000 Southwest Gas Corp 4.150 06/01/49 379,035
1,000,000 Southwest Gas Corp 3.180 08/15/51 627,353
675,000 Southwestern Electric Power Co 4.100 09/15/28 643,945
500,000 Southwestern Electric Power Co 5.300 04/01/33 484,440
750,000 Southwestern Electric Power Co 3.850 02/01/48 539,105
750,000 Southwestern Electric Power Co 3.250 11/01/51 471,910
600,000 Southwestern Public Service Co 4.500 08/15/41 501,485
300,000 Southwestern Public Service Co 3.400 08/15/46 202,926
225,000 Southwestern Public Service Co 3.700 08/15/47 158,915

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 Southwestern Public Service Co 4.400% 11/15/48 $ 156,884
750,000 Southwestern Public Service Co 3.750 06/15/49 538,935
650,000 Southwestern Public Service Co 3.150 05/01/50 414,179
475,000 Southwestern Public Service Co 6.000 06/01/54 473,610
500,000 Spire Missouri, Inc 4.800 02/15/33 486,041
1,500,000 Spire Missouri, Inc 3.300 06/01/51 991,452
1,000,000 System Energy Resources, Inc 6.000 04/15/28 1,017,253
1,000,000 Tampa Electric Co 4.900 03/01/29 992,183
1,000,000 Tampa Electric Co 2.400 03/15/31 841,535
100,000 Tampa Electric Co 4.100 06/15/42 82,202
175,000 Tampa Electric Co 4.350 05/15/44 145,728
200,000 Tampa Electric Co 4.300 06/15/48 162,123
200,000 Tampa Electric Co 4.450 06/15/49 167,494
575,000 Tampa Electric Co 3.625 06/15/50 414,255
925,000 Tampa Electric Co 3.450 03/15/51 636,183
125,000 Tucson Electric Power Co 1.500 08/01/30 101,474
200,000 (a) Tucson Electric Power Co 4.850 12/01/48 174,338
2,000,000 Tucson Electric Power Co 3.250 05/01/51 1,310,835
500,000 Tucson Electric Power Co 5.500 04/15/53 481,587
200,000 Union Electric Co 2.950 06/15/27 188,677
300,000 Union Electric Co 3.500 03/15/29 282,830
500,000 Union Electric Co 2.950 03/15/30 446,797
1,000,000 Union Electric Co 2.150 03/15/32 803,678
1,000,000 Union Electric Co 5.200 04/01/34 992,615
100,000 Union Electric Co 8.450 03/15/39 127,445
100,000 Union Electric Co 3.900 09/15/42 80,505
100,000 Union Electric Co 3.650 04/15/45 75,175
200,000 Union Electric Co 4.000 04/01/48 155,264
1,000,000 Union Electric Co 3.250 10/01/49 680,006
675,000 Union Electric Co 2.625 03/15/51 402,412
125,000 Union Electric Co 3.900 04/01/52 95,627
325,000 Union Electric Co 5.450 03/15/53 312,596
1,000,000 Union Electric Co 5.250 01/15/54 932,910
100,000 United Utilities plc 6.875 08/15/28 104,821
900,000 Virginia Electric and Power Co 2.950 11/15/26 855,612
1,750,000 Virginia Electric and Power Co 3.500 03/15/27 1,679,751
500,000 Virginia Electric and Power Co 3.750 05/15/27 481,539
2,000,000 Virginia Electric and Power Co 3.800 04/01/28 1,914,187
1,000,000 Virginia Electric and Power Co 2.875 07/15/29 903,162
1,000,000 Virginia Electric and Power Co 2.300 11/15/31 822,844
1,000,000 Virginia Electric and Power Co 2.400 03/30/32 821,642
750,000 Virginia Electric and Power Co 5.000 04/01/33 730,084
1,000,000 Virginia Electric and Power Co 5.300 08/15/33 994,527
500,000 Virginia Electric and Power Co 5.000 01/15/34 485,989
250,000 Virginia Electric and Power Co 4.650 08/15/43 216,943
400,000 Virginia Electric and Power Co 4.450 02/15/44 337,791
200,000 Virginia Electric and Power Co 4.200 05/15/45 163,224
1,100,000 Virginia Electric and Power Co 4.000 11/15/46 855,961
700,000 Virginia Electric and Power Co 3.800 09/15/47 518,982
1,300,000 Virginia Electric and Power Co 4.600 12/01/48 1,105,704
500,000 Virginia Electric and Power Co 3.300 12/01/49 337,130
500,000 Virginia Electric and Power Co 2.450 12/15/50 280,129
500,000 Virginia Electric and Power Co 4.625 05/15/52 420,661
1,500,000 Virginia Electric and Power Co 5.450 04/01/53 1,431,343
1,000,000 Virginia Electric and Power Co 5.700 08/15/53 994,374
1,000,000 Virginia Electric and Power Co 5.350 01/15/54 943,503
490,000 Virginia Power Fuel Securitization LLC 5.088 05/01/27 487,603
1,000,000 Virginia Power Fuel Securitization LLC 4.877 05/01/31 997,132
200,000 Washington Gas Light Co 3.796 09/15/46 150,219
700,000 Washington Gas Light Co 3.650 09/15/49 512,723
365,000 WEC Energy Group, Inc 3.550 06/15/25 357,605

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 WEC Energy Group, Inc 5.150% 10/01/27 $ 997,111
500,000 WEC Energy Group, Inc 1.375 10/15/27 443,169
1,000,000 WEC Energy Group, Inc 4.750 01/15/28 990,046
500,000 WEC Energy Group, Inc 1.800 10/15/30 406,651
175,000 Wisconsin Electric Power Co 2.050 12/15/24 172,128
1,000,000 Wisconsin Electric Power Co 1.700 06/15/28 884,864
1,000,000 Wisconsin Electric Power Co 5.000 05/15/29 1,001,749
575,000 Wisconsin Electric Power Co 4.750 09/30/32 561,371
200,000 Wisconsin Electric Power Co 5.625 05/15/33 208,555
200,000 Wisconsin Electric Power Co 4.300 10/15/48 165,634
325,000 Wisconsin Power and Light Co 3.050 10/15/27 305,381
500,000 Wisconsin Power and Light Co 3.000 07/01/29 457,489
500,000 Wisconsin Power and Light Co 3.950 09/01/32 456,987
150,000 Wisconsin Power and Light Co 4.950 04/01/33 145,134
500,000 Wisconsin Power and Light Co 5.375 03/30/34 496,701
225,000 Wisconsin Power and Light Co 3.650 04/01/50 161,052
200,000 Wisconsin Public Service Corp 4.752 11/01/44 180,236
300,000 Wisconsin Public Service Corp 3.300 09/01/49 208,060
550,000 Wisconsin Public Service Corp 2.850 12/01/51 339,826
750,000 Xcel Energy, Inc 3.350 12/01/26 715,685
1,000,000 Xcel Energy, Inc 1.750 03/15/27 909,823
900,000 Xcel Energy, Inc 4.000 06/15/28 857,715
1,000,000 Xcel Energy, Inc 2.350 11/15/31 808,275
1,000,000 Xcel Energy, Inc 5.450 08/15/33 982,430
200,000 Xcel Energy, Inc 4.800 09/15/41 173,782
500,000 Xcel Energy, Inc 3.500 12/01/49 338,595
TOTAL UTILITIES 562,450,098
TOTAL CORPORATE BONDS 6,042,578,688
(Cost $6,697,991,569)
GOVERNMENT BONDS - 71.8%
AGENCY SECURITIES - 0.8%
1,500,000 Federal Farm Credit Bank (FFCB) 3.375 08/26/24 1,494,723
10,000,000 FFCB 4.250 09/26/24 9,970,627
1,750,000 FFCB 1.125 01/06/25 1,712,814
4,000,000 FFCB 1.750 02/14/25 3,912,533
4,000,000 FFCB 5.125 10/10/25 4,006,330
2,000,000 FFCB 4.375 06/23/26 1,985,886
5,000,000 FFCB 4.500 08/14/26 4,974,295
5,000,000 FFCB 1.650 07/23/35 3,604,471
615,000 Federal Home Loan Bank (FHLB) 3.000 07/08/24 614,657
1,800,000 FHLB 5.000 02/28/25 1,796,442
3,000,000 (a) FHLB 4.625 06/06/25 2,984,730
2,000,000 (a) FHLB 0.375 09/04/25 1,897,948
15,000,000 FHLB 4.625 11/17/26 14,984,923
5,000,000 FHLB 4.125 01/15/27 4,941,441
5,000,000 FHLB 4.750 04/09/27 5,014,187
10,000,000 (a) FHLB 4.000 06/30/28 9,720,571
13,875,000 FHLB 3.250 11/16/28 13,240,213
10,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1.500 02/12/25 9,769,914
6,000,000 FHLMC 0.375 07/21/25 5,716,481
5,000,000 (a) FHLMC 0.375 09/23/25 4,725,595
5,000,000 Federal National Mortgage Association (FNMA) 1.750 07/02/24 4,999,448
13,700,000 FNMA 2.625 09/06/24 13,627,664
3,000,000 (a) FNMA 1.625 01/07/25 2,944,028
4,000,000 FNMA 0.625 04/22/25 3,857,033
10,000,000 FNMA 0.375 08/25/25 9,481,032
4,500,000 (a) FNMA 0.500 11/07/25 4,240,104
4,000,000 FNMA 1.875 09/24/26 3,761,733
3,000,000 (a) FNMA 0.750 10/08/27 2,655,093
10,000,000 FNMA 0.875 08/05/30 8,101,376

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 5,000,000 FNMA 6.625% 11/15/30 $ 5,588,448
1,000,000 FNMA 5.625 07/15/37 1,096,662
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3.000 06/30/25 1,263,166
250,000 Private Export Funding Corp (PEFCO) 1.750 11/15/24 246,378
200,000 PEFCO 3.250 06/15/25 196,032
1,000,000 PEFCO 3.900 10/15/27 978,680
750,000 Tennessee Valley Authority (TVA) 2.875 09/15/24 745,975
2,000,000 TVA 0.750 05/15/25 1,924,090
1,425,000 TVA 2.875 02/01/27 1,364,362
1,000,000 TVA 3.875 03/15/28 978,201
5,000,000 TVA 1.500 09/15/31 4,068,388
500,000 TVA 5.880 04/01/36 549,904
500,000 (a) TVA 5.500 06/15/38 531,816
4,300,000 TVA 3.500 12/15/42 3,528,631
750,000 TVA 4.250 09/15/52 656,537
1,750,000 TVA 4.625 09/15/60 1,618,770
300,000 TVA 4.250 09/15/65 256,856
TOTAL AGENCY SECURITIES 186,329,188
BANKS - 0.0%
4,000,000 Inter-American Development Bank 4.125 02/15/29 3,943,906
3,000,000 Nordic Investment Bank 4.250 02/28/29 2,970,463
TOTAL BANKS 6,914,369
COMMERCIAL SERVICES & SUPPLIES - 0.1%
4,550,000 European Investment Bank 4.000 02/15/29 4,461,424
4,500,000 European Investment Bank 4.750 06/15/29 4,557,447
6,870,000 European Investment Bank 4.125 02/13/34 6,678,029
TOTAL COMMERCIAL SERVICES & SUPPLIES 15,696,900
FINANCIAL SERVICES - 0.0%
3,430,000 European Bank for Reconstruction & Development 4.125 01/25/29 3,379,541
2,000,000 European Bank for Reconstruction & Development 4.250 03/13/34 1,958,543
2,500,000 International Finance Corp 4.250 07/02/29 2,500,103
TOTAL FINANCIAL SERVICES 7,838,187
FOREIGN GOVERNMENT BONDS - 3.1%
5,000,000 African Development Bank 0.875 03/23/26 4,668,158
3,000,000 African Development Bank 0.875 07/22/26 2,772,497
1,725,000 African Development Bank 4.625 01/04/27 1,721,664
2,000,000 African Development Bank 4.125 02/25/27 1,972,196
1,220,000 Asian Development Bank 0.625 10/08/24 1,204,300
2,000,000 Asian Development Bank 1.500 10/18/24 1,976,584
500,000 Asian Development Bank 2.000 01/22/25 490,754
3,000,000 Asian Development Bank 2.875 05/06/25 2,941,765
6,000,000 Asian Development Bank 0.375 09/03/25 5,679,091
3,000,000 Asian Development Bank 0.500 02/04/26 2,797,966
5,000,000 Asian Development Bank 1.000 04/14/26 4,670,288
1,500,000 Asian Development Bank 2.000 04/24/26 1,425,676
1,000,000 (a) Asian Development Bank 2.625 01/12/27 951,055
6,000,000 Asian Development Bank 1.500 01/20/27 5,546,164
500,000 Asian Development Bank 2.375 08/10/27 467,966
500,000 Asian Development Bank 2.500 11/02/27 467,911
1,000,000 Asian Development Bank 2.750 01/19/28 940,337
1,000,000 Asian Development Bank 3.750 04/25/28 972,198
2,500,000 Asian Development Bank 1.250 06/09/28 2,205,932
75,000 Asian Development Bank 5.820 06/16/28 77,932
4,000,000 Asian Development Bank 4.500 08/25/28 3,998,433
2,575,000 Asian Development Bank 3.125 09/26/28 2,440,044
4,000,000 (a) Asian Development Bank 4.375 03/06/29 3,985,683
2,000,000 Asian Development Bank 1.750 09/19/29 1,749,112
3,500,000 Asian Development Bank 1.875 01/24/30 3,056,621
1,000,000 Asian Development Bank 0.750 10/08/30 799,171

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,000,000 Asian Development Bank 1.500% 03/04/31 $ 2,490,279
500,000 Asian Development Bank 3.125 04/27/32 455,940
2,400,000 Asian Development Bank 3.875 09/28/32 2,302,727
2,000,000 Asian Development Bank 4.000 01/12/33 1,928,998
1,000,000 Asian Development Bank 3.875 06/14/33 953,996
3,000,000 Asian Development Bank 4.125 01/12/34 2,916,376
3,000,000 Asian Infrastructure Investment Bank 0.500 05/28/25 2,874,583
3,000,000 Asian Infrastructure Investment Bank 0.500 01/27/26 2,797,603
2,000,000 Asian Infrastructure Investment Bank 4.875 09/14/26 2,003,628
2,000,000 Asian Infrastructure Investment Bank 3.750 09/14/27 1,947,389
2,000,000 (a) Asian Infrastructure Investment Bank 4.000 01/18/28 1,960,578
1,000,000 Asian Infrastructure Investment Bank 4.125 01/18/29 986,702
4,000,000 Asian Infrastructure Investment Bank 4.250 03/13/34 3,904,991
1,870,000 Canada Government International Bond 2.875 04/28/25 1,835,457
1,000,000 Canada Government International Bond 0.750 05/19/26 927,174
3,620,000 Canada Government International Bond 3.750 04/26/28 3,517,579
5,000,000 Canada Government International Bond 4.625 04/30/29 5,036,705
600,000 Chile Government International Bond 2.750 01/31/27 563,579
1,000,000 Chile Government International Bond 4.850 01/22/29 987,084
3,500,000 Chile Government International Bond 2.550 01/27/32 2,935,267
1,000,000 Chile Government International Bond 2.550 07/27/33 809,996
600,000 Chile Government International Bond 3.500 01/31/34 519,813
5,408,529 Chile Government International Bond 4.950 01/05/36 5,181,909
1,700,000 Chile Government International Bond 3.100 05/07/41 1,242,019
1,000,000 Chile Government International Bond 4.340 03/07/42 861,055
2,613,000 Chile Government International Bond 3.500 01/25/50 1,875,731
1,500,000 Chile Government International Bond 3.500 04/15/53 1,059,170
1,500,000 Chile Government International Bond 5.330 01/05/54 1,412,744
2,500,000 Chile Government International Bond 3.100 01/22/61 1,540,945
750,000 Chile Government International Bond 3.250 09/21/71 462,918
1,125,000 Corp Andina de Fomento 1.250 10/26/24 1,107,608
1,000,000 Corp Andina de Fomento 1.625 09/23/25 952,259
1,000,000 Corp Andina de Fomento 5.250 11/21/25 995,282
1,000,000 Corp Andina de Fomento 4.750 04/01/26 987,241
1,000,000 Corp Andina de Fomento 6.000 04/26/27 1,021,130
1,480,000 Council Of Europe Development Bank 1.375 02/27/25 1,442,075
1,500,000 Council Of Europe Development Bank 3.000 06/16/25 1,468,834
2,000,000 Council Of Europe Development Bank 0.875 09/22/26 1,836,821
1,000,000 Council Of Europe Development Bank 4.625 06/11/27 996,559
1,500,000 Council Of Europe Development Bank 3.625 01/26/28 1,451,852
2,000,000 European Bank for Reconstruction & Development 1.625 09/27/24 1,981,751
3,000,000 European Bank for Reconstruction & Development 0.500 11/25/25 2,818,366
2,000,000 European Bank for Reconstruction & Development 0.500 01/28/26 1,866,048
1,360,000 European Investment Bank 2.500 10/15/24 1,348,471
3,250,000 European Investment Bank 1.625 03/14/25 3,167,506
3,500,000 European Investment Bank 0.625 07/25/25 3,338,917
5,000,000 European Investment Bank 2.750 08/15/25 4,872,977
3,000,000 European Investment Bank 0.375 12/15/25 2,808,218
3,500,000 European Investment Bank 0.375 03/26/26 3,240,747
2,760,000 European Investment Bank 0.750 10/26/26 2,522,985
7,000,000 European Investment Bank 1.375 03/15/27 6,422,371
2,675,000 European Investment Bank 4.375 03/19/27 2,656,176
400,000 European Investment Bank 2.375 05/24/27 376,086
250,000 European Investment Bank 0.625 10/21/27 219,969
1,310,000 European Investment Bank 3.250 11/15/27 1,256,354
4,000,000 European Investment Bank 3.875 03/15/28 3,909,350
4,000,000 European Investment Bank 4.500 10/16/28 4,001,946
550,000 European Investment Bank 1.625 10/09/29 477,742
1,000,000 European Investment Bank 0.875 05/17/30 816,747
2,000,000 European Investment Bank 3.625 07/15/30 1,913,691
2,000,000 European Investment Bank 0.750 09/23/30 1,604,679

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,500,000 (a) European Investment Bank 1.250% 02/14/31 $ 2,048,156
3,660,000 European Investment Bank 3.750 02/14/33 3,476,771
1,705,000 European Investment Bank 4.875 02/15/36 1,758,961
4,000,000 Export Development Canada 3.375 08/26/25 3,922,573
1,000,000 Export Development Canada 4.375 06/29/26 991,082
2,700,000 Export Development Canada 3.875 02/14/28 2,637,706
3,000,000 Export Development Canada 4.125 02/13/29 2,954,012
2,500,000 Export Development Canada 4.750 06/05/34 2,548,977
750,000 Export-Import Bank of Korea 1.875 02/12/25 734,731
1,000,000 Export-Import Bank of Korea 0.750 09/21/25 947,597
250,000 Export-Import Bank of Korea 3.250 11/10/25 243,706
1,000,000 Export-Import Bank of Korea 0.625 02/09/26 932,424
500,000 Export-Import Bank of Korea 2.625 05/26/26 478,303
500,000 Export-Import Bank of Korea 3.250 08/12/26 482,605
750,000 Export-Import Bank of Korea 1.125 12/29/26 682,828
1,000,000 Export-Import Bank of Korea 4.625 01/11/27 992,536
1,000,000 Export-Import Bank of Korea 1.625 01/18/27 921,630
500,000 Export-Import Bank of Korea 2.375 04/21/27 466,820
1,000,000 Export-Import Bank of Korea 4.250 09/15/27 980,728
1,500,000 Export-Import Bank of Korea 5.000 01/11/28 1,509,931
1,500,000 Export-Import Bank of Korea 5.125 09/18/28 1,521,267
1,000,000 Export-Import Bank of Korea 4.500 01/11/29 991,318
1,000,000 Export-Import Bank of Korea 1.250 09/21/30 807,672
1,000,000 Export-Import Bank of Korea 1.375 02/09/31 804,114
1,000,000 Export-Import Bank of Korea 2.125 01/18/32 825,695
485,000 Export-Import Bank of Korea 4.500 09/15/32 469,552
1,500,000 Export-Import Bank of Korea 5.125 01/11/33 1,517,670
1,500,000 Export-Import Bank of Korea 5.125 09/18/33 1,519,568
1,000,000 Export-Import Bank of Korea 4.625 01/11/34 974,972
1,000,000 Export-Import Bank of Korea 2.500 06/29/41 706,270
100,000 Finland Government International Bond 6.950 02/15/26 102,534
1,250,000 Hungary Government International Bond 7.625 03/29/41 1,425,000
200,000 Hydro-Quebec 8.500 12/01/29 232,361
1,000,000 Indonesia Government International Bond 4.150 09/20/27 971,250
750,000 Indonesia Government International Bond 3.500 01/11/28 708,626
1,500,000 Indonesia Government International Bond 4.550 01/11/28 1,468,125
900,000 Indonesia Government International Bond 4.750 02/11/29 887,625
1,000,000 Indonesia Government International Bond 4.400 03/10/29 968,200
1,250,000 Indonesia Government International Bond 3.400 09/18/29 1,151,606
1,000,000 Indonesia Government International Bond 2.850 02/14/30 886,385
675,000 Indonesia Government International Bond 3.850 10/15/30 626,859
1,500,000 Indonesia Government International Bond 1.850 03/12/31 1,222,500
1,500,000 Indonesia Government International Bond 2.150 07/28/31 1,233,384
300,000 Indonesia Government International Bond 3.550 03/31/32 268,946
1,000,000 Indonesia Government International Bond 4.650 09/20/32 963,750
1,275,000 Indonesia Government International Bond 4.850 01/11/33 1,245,468
1,000,000 Indonesia Government International Bond 4.700 02/10/34 965,000
875,000 Indonesia Government International Bond 4.350 01/11/48 748,125
1,125,000 (a) Indonesia Government International Bond 5.350 02/11/49 1,113,750
1,000,000 (a) Indonesia Government International Bond 3.700 10/30/49 762,500
1,000,000 Indonesia Government International Bond 3.500 02/14/50 733,840
2,000,000 (a) Indonesia Government International Bond 4.200 10/15/50 1,652,610
485,000 Indonesia Government International Bond 4.300 03/31/52 406,100
500,000 Indonesia Government International Bond 5.450 09/20/52 495,000
1,500,000 Indonesia Government International Bond 5.650 01/11/53 1,522,500
1,000,000 Indonesia Government International Bond 5.100 02/10/54 943,750
1,000,000 Indonesia Government International Bond 3.200 09/23/61 642,950
500,000 Indonesia Government International Bond 4.450 04/15/70 410,525
1,750,000 Indonesia Government International Bond 3.350 03/12/71 1,128,312
500,000 Inter-American Development Bank 2.125 01/15/25 491,265
5,000,000 Inter-American Development Bank 1.750 03/14/25 4,876,674

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 10,000,000 Inter-American Development Bank 0.625% 07/15/25 $ 9,544,823
4,000,000 Inter-American Development Bank 0.875 04/20/26 3,725,966
1,500,000 Inter-American Development Bank 2.000 06/02/26 1,421,409
1,500,000 Inter-American Development Bank 2.000 07/23/26 1,418,930
5,000,000 Inter-American Development Bank 1.500 01/13/27 4,623,475
1,000,000 Inter-American Development Bank 4.375 02/01/27 992,824
1,000,000 Inter-American Development Bank 2.375 07/07/27 937,174
2,000,000 Inter-American Development Bank 0.625 09/16/27 1,764,184
3,000,000 Inter-American Development Bank 4.000 01/12/28 2,944,230
4,000,000 Inter-American Development Bank 1.125 07/20/28 3,502,751
2,000,000 Inter-American Development Bank 3.125 09/18/28 1,894,265
3,000,000 Inter-American Development Bank 2.250 06/18/29 2,707,105
2,000,000 (a) Inter-American Development Bank 3.500 09/14/29 1,910,358
3,000,000 Inter-American Development Bank 1.125 01/13/31 2,432,353
2,000,000 Inter-American Development Bank 4.500 09/13/33 1,997,634
1,450,000 Inter-American Development Bank 3.200 08/07/42 1,160,392
300,000 Inter-American Development Bank 4.375 01/24/44 278,792
2,000,000 Inter-American Investment Corp 2.625 04/22/25 1,957,046
750,000 Inter-American Investment Corp 4.750 09/19/28 752,631
6,000,000 International Bank for Reconstruction & Development 0.375 07/28/25 5,705,676
4,500,000 International Bank for Reconstruction & Development 2.500 07/29/25 4,378,251
5,500,000 International Bank for Reconstruction & Development 0.500 10/28/25 5,184,153
500,000 International Bank for Reconstruction & Development 3.125 11/20/25 487,491
7,000,000 International Bank for Reconstruction & Development 0.875 07/15/26 6,477,368
2,000,000 International Bank for Reconstruction & Development 0.750 11/24/27 1,761,188
2,000,000 International Bank for Reconstruction & Development 3.500 07/12/28 1,927,082
5,000,000 International Bank for Reconstruction & Development 4.625 08/01/28 5,022,457
6,000,000 International Bank for Reconstruction & Development 3.625 09/21/29 5,766,763
2,000,000 International Bank for Reconstruction & Development 1.750 10/23/29 1,745,268
6,000,000 International Bank for Reconstruction & Development 3.875 02/14/30 5,825,818
5,000,000 International Bank for Reconstruction & Development 0.875 05/14/30 4,080,788
10,992,000 International Bank for Reconstruction & Development 4.000 07/25/30 10,727,528
3,000,000 International Bank for Reconstruction & Development 0.750 08/26/30 2,405,273
5,000,000 International Bank for Reconstruction & Development 1.250 02/10/31 4,080,945
5,000,000 (a) International Bank for Reconstruction & Development 1.625 11/03/31 4,121,526
5,000,000 International Bank for Reconstruction & Development 2.500 03/29/32 4,369,442
1,000,000 International Bank for Reconstruction & Development 4.750 11/14/33 1,019,935
834,000 (a) International Bank for Reconstruction & Development 4.750 02/15/35 844,704
2,500,000 International Finance Corp 0.375 07/16/25 2,379,418
715,000 International Finance Corp 4.375 01/15/27 709,911
1,500,000 International Finance Corp 4.500 07/13/28 1,500,569
5,000,000 International Finance Corp 0.750 08/27/30 4,012,329
1,000,000 Israel Government International Bond 2.875 03/16/26 946,706
975,000 Israel Government International Bond 3.250 01/17/28 893,241
3,000,000 Israel Government International Bond 5.375 03/12/29 2,943,024
600,000 Israel Government International Bond 2.750 07/03/30 505,795
1,915,000 Israel Government International Bond 4.500 01/17/33 1,722,313
1,500,000 Israel Government International Bond 5.500 03/12/34 1,423,485
1,500,000 Israel Government International Bond 4.500 01/30/43 1,225,038
200,000 Israel Government International Bond 4.125 01/17/48 147,918
2,050,000 Israel Government International Bond 3.375 01/15/50 1,305,768
1,800,000 Israel Government International Bond 3.875 07/03/50 1,259,453
2,000,000 Israel Government International Bond 5.750 03/12/54 1,797,500
300,000 Israel Government International Bond 4.500 04/03/20 209,625
720,000 Japan Bank for International Cooperation 1.750 10/17/24 711,999
500,000 Japan Bank for International Cooperation 2.125 02/10/25 490,004
1,200,000 Japan Bank for International Cooperation 2.875 04/14/25 1,177,126
3,000,000 Japan Bank for International Cooperation 0.625 07/15/25 2,859,162
5,750,000 Japan Bank for International Cooperation 2.750 01/21/26 5,546,303
400,000 Japan Bank for International Cooperation 2.375 04/20/26 381,575
1,000,000 Japan Bank for International Cooperation 4.250 04/27/26 985,797

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,500,000 Japan Bank for International Cooperation 1.875% 07/21/26 $ 1,410,345
1,000,000 Japan Bank for International Cooperation 2.875 06/01/27 947,474
750,000 Japan Bank for International Cooperation 2.875 07/21/27 709,316
300,000 Japan Bank for International Cooperation 2.750 11/16/27 280,958
1,000,000 Japan Bank for International Cooperation 4.625 07/19/28 996,933
1,000,000 Japan Bank for International Cooperation 4.875 10/18/28 1,007,713
750,000 Japan Bank for International Cooperation 3.500 10/31/28 714,709
2,000,000 Japan Bank for International Cooperation 2.125 02/16/29 1,789,001
1,000,000 Japan Bank for International Cooperation 2.000 10/17/29 875,695
1,500,000 Japan Bank for International Cooperation 1.250 01/21/31 1,214,598
1,200,000 Japan Bank for International Cooperation 4.375 01/24/31 1,181,767
3,000,000 Japan Bank for International Cooperation 1.875 04/15/31 2,518,946
1,000,000 Japan Bank for International Cooperation 4.625 04/17/34 999,524
350,000 Japan International Cooperation Agency 2.125 10/20/26 328,870
1,900,000 Japan International Cooperation Agency 3.250 05/25/27 1,817,198
1,000,000 Japan International Cooperation Agency 4.000 05/23/28 971,402
700,000 Japan International Cooperation Agency 3.375 06/12/28 664,229
2,000,000 Japan International Cooperation Agency 4.750 05/21/29 2,010,690
2,000,000 Japan International Cooperation Agency 1.000 07/22/30 1,613,152
1,500,000 Japan International Cooperation Agency 1.750 04/28/31 1,241,499
1,000,000 Korea Development Bank 2.125 10/01/24 991,672
750,000 Korea Development Bank 1.750 02/18/25 733,538
200,000 Korea Development Bank 3.375 09/16/25 195,551
400,000 Korea Development Bank 3.000 01/13/26 387,801
1,000,000 Korea Development Bank 0.800 04/27/26 926,650
1,000,000 Korea Development Bank 0.800 07/19/26 918,307
1,000,000 Korea Development Bank 1.000 09/09/26 917,035
250,000 Korea Development Bank 2.000 09/12/26 234,323
1,000,000 Korea Development Bank 2.250 02/24/27 933,834
1,000,000 Korea Development Bank 5.375 10/23/28 1,023,275
2,000,000 Korea Development Bank 4.500 02/15/29 1,976,272
1,000,000 Korea Development Bank 1.625 01/19/31 813,996
1,000,000 Korea Development Bank 5.625 10/23/33 1,043,100
1,500,000 Korea International Bond 2.750 01/19/27 1,424,615
2,500,000 Korea International Bond 4.500 07/03/29 2,492,632
1,400,000 Korea International Bond 4.125 06/10/44 1,238,052
500,000 Korea International Bond 3.875 09/20/48 418,741
5,000,000 Kreditanstalt fuer Wiederaufbau 1.250 01/31/25 4,883,379
7,000,000 Kreditanstalt fuer Wiederaufbau 2.000 05/02/25 6,818,355
4,500,000 Kreditanstalt fuer Wiederaufbau 0.625 01/22/26 4,212,512
3,219,000 Kreditanstalt fuer Wiederaufbau 1.000 10/01/26 2,968,449
3,000,000 Kreditanstalt fuer Wiederaufbau 3.000 05/20/27 2,868,323
5,500,000 Kreditanstalt fuer Wiederaufbau 3.750 02/15/28 5,360,257
7,750,000 Kreditanstalt fuer Wiederaufbau 2.875 04/03/28 7,318,116
2,000,000 Kreditanstalt fuer Wiederaufbau 3.875 06/15/28 1,954,503
1,000,000 Kreditanstalt fuer Wiederaufbau 1.750 09/14/29 876,303
5,000,000 Kreditanstalt fuer Wiederaufbau 0.750 09/30/30 4,020,090
500,000 Landwirtschaftliche Rentenbank 2.000 01/13/25 490,942
2,000,000 Landwirtschaftliche Rentenbank 0.500 05/27/25 1,916,562
750,000 Landwirtschaftliche Rentenbank 2.375 06/10/25 730,514
1,000,000 Landwirtschaftliche Rentenbank 1.750 07/27/26 940,535
3,000,000 Landwirtschaftliche Rentenbank 3.875 09/28/27 2,933,805
125,000 Landwirtschaftliche Rentenbank 2.500 11/15/27 116,813
4,000,000 Landwirtschaftliche Rentenbank 0.875 09/03/30 3,232,105
1,125,000 Mexico Government International Bond 5.400 02/09/28 1,120,651
4,000,000 Mexico Government International Bond 5.000 05/07/29 3,906,037
15,464,000 Mexico Government International Bond 2.659 05/24/31 12,687,640
10,635,000 Mexico Government International Bond 4.875 05/19/33 9,797,782
2,000,000 Mexico Government International Bond 3.500 02/12/34 1,624,865
1,000,000 Mexico Government International Bond 6.350 02/09/35 1,005,478
4,150,000 Mexico Government International Bond 6.000 05/07/36 4,040,367

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Mexico Government International Bond 5.000% 04/27/51 $ 800,094
14,196,000 Mexico Government International Bond 6.338 05/04/53 13,384,735
2,575,000 Mexico Government International Bond 6.400 05/07/54 2,452,355
2,936,000 Mexico Government International Bond 3.771 05/24/61 1,795,361
3,000,000 Mexico Government International Bond 3.750 04/19/71 1,799,559
950,000 Mexico Government International Bond 5.750 10/12/10 783,079
2,000,000 Nordic Investment Bank 0.375 09/11/25 1,891,509
1,200,000 Nordic Investment Bank 5.000 10/15/25 1,199,139
1,500,000 Nordic Investment Bank 0.500 01/21/26 1,400,830
1,000,000 (a) Nordic Investment Bank 3.375 09/08/27 962,682
1,000,000 Panama Government International Bond 3.750 03/16/25 982,693
300,000 Panama Government International Bond 7.125 01/29/26 304,321
2,000,000 Panama Government International Bond 3.875 03/17/28 1,841,746
1,450,000 Panama Government International Bond 3.160 01/23/30 1,221,373
1,000,000 Panama Government International Bond 7.500 03/01/31 1,045,218
2,500,000 Panama Government International Bond 2.252 09/29/32 1,793,853
2,500,000 Panama Government International Bond 3.298 01/19/33 1,937,633
2,500,000 Panama Government International Bond 6.400 02/14/35 2,365,954
692,000 Panama Government International Bond 6.700 01/26/36 670,637
1,000,000 Panama Government International Bond 6.875 01/31/36 975,867
1,000,000 Panama Government International Bond 8.000 03/01/38 1,053,035
750,000 Panama Government International Bond 4.500 05/15/47 517,888
2,250,000 Panama Government International Bond 4.500 04/16/50 1,509,695
1,450,000 Panama Government International Bond 4.300 04/29/53 928,093
1,500,000 Panama Government International Bond 6.853 03/28/54 1,371,336
1,500,000 Panama Government International Bond 4.500 04/01/56 968,887
1,000,000 (a) Panama Government International Bond 7.875 03/01/57 1,039,914
3,500,000 Panama Government International Bond 3.870 07/23/60 1,991,089
1,250,000 Panama Government International Bond 4.500 01/19/63 797,359
5,000,000 Peruvian Government International Bond 2.844 06/20/30 4,359,007
2,500,000 Peruvian Government International Bond 2.783 01/23/31 2,146,384
1,500,000 Peruvian Government International Bond 1.862 12/01/32 1,131,948
990,000 Peruvian Government International Bond 3.000 01/15/34 801,957
1,100,000 Peruvian Government International Bond 6.550 03/14/37 1,173,700
1,000,000 Peruvian Government International Bond 3.300 03/11/41 738,759
1,850,000 Peruvian Government International Bond 5.625 11/18/50 1,794,691
2,000,000 Peruvian Government International Bond 3.550 03/10/51 1,407,100
1,500,000 Peruvian Government International Bond 2.780 12/01/60 837,797
1,500,000 Peruvian Government International Bond 3.600 01/15/72 959,727
1,000,000 Peruvian Government International Bond 3.230 07/28/21 566,176
1,000,000 Philippine Government International Bond 3.229 03/29/27 949,440
1,000,000 Philippine Government International Bond 5.170 10/13/27 1,000,970
2,219,000 Philippine Government International Bond 3.000 02/01/28 2,064,735
2,000,000 Philippine Government International Bond 4.625 07/17/28 1,966,580
3,375,000 Philippine Government International Bond 3.750 01/14/29 3,176,719
1,500,000 Philippine Government International Bond 2.457 05/05/30 1,294,818
2,000,000 Philippine Government International Bond 1.648 06/10/31 1,589,182
2,000,000 Philippine Government International Bond 1.950 01/06/32 1,600,360
1,000,000 Philippine Government International Bond 3.556 09/29/32 890,650
1,000,000 Philippine Government International Bond 5.609 04/13/33 1,027,740
1,500,000 Philippine Government International Bond 5.000 07/17/33 1,479,876
1,500,000 Philippine Government International Bond 5.250 05/14/34 1,507,500
4,083,000 Philippine Government International Bond 3.950 01/20/40 3,469,529
300,000 Philippine Government International Bond 3.700 03/01/41 244,500
3,793,000 Philippine Government International Bond 3.700 02/02/42 3,070,054
1,500,000 Philippine Government International Bond 2.950 05/05/45 1,038,750
1,500,000 Philippine Government International Bond 2.650 12/10/45 983,580
325,000 Philippine Government International Bond 4.200 03/29/47 270,969
1,000,000 Philippine Government International Bond 5.950 10/13/47 1,064,220
1,000,000 (a) Philippine Government International Bond 5.500 01/17/48 1,013,750
1,500,000 Philippine Government International Bond 5.600 05/14/49 1,500,051

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Province of Alberta Canada 1.000% 05/20/25 $ 962,802
925,000 Province of Alberta Canada 3.300 03/15/28 880,439
1,000,000 Province of Alberta Canada 4.500 06/26/29 999,499
2,000,000 Province of Alberta Canada 1.300 07/22/30 1,649,827
1,000,000 Province of Alberta Canada 4.500 01/24/34 978,959
850,000 Province of British Columbia Canada 2.250 06/02/26 808,302
1,500,000 Province of British Columbia Canada 0.900 07/20/26 1,384,304
1,000,000 Province of British Columbia Canada 4.800 11/15/28 1,006,773
5,000,000 Province of British Columbia Canada 4.900 04/24/29 5,058,681
1,500,000 Province of British Columbia Canada 1.300 01/29/31 1,220,567
850,000 Province of British Columbia Canada 4.200 07/06/33 814,578
3,000,000 Province of British Columbia Canada 4.750 06/12/34 2,984,075
500,000 Province of Manitoba Canada 2.125 06/22/26 473,578
1,500,000 Province of Manitoba Canada 1.500 10/25/28 1,317,048
1,000,000 Province of Manitoba Canada 4.300 07/27/33 965,597
1,500,000 Province of Manitoba Canada 4.900 05/31/34 1,509,646
500,000 Province of New Brunswick Canada 3.625 02/24/28 478,955
2,000,000 Province of Ontario Canada 0.625 01/21/26 1,868,379
1,500,000 Province of Ontario Canada 1.050 04/14/26 1,399,905
1,000,000 Province of Ontario Canada 2.500 04/27/26 957,157
1,000,000 Province of Ontario Canada 2.300 06/15/26 950,913
1,000,000 Province of Ontario Canada 3.100 05/19/27 956,265
1,000,000 Province of Ontario Canada 1.050 05/21/27 901,637
1,000,000 Province of Ontario Canada 4.200 01/18/29 982,413
2,000,000 Province of Ontario Canada 2.000 10/02/29 1,757,847
1,000,000 Province of Ontario Canada 1.125 10/07/30 809,869
3,000,000 Province of Ontario Canada 1.600 02/25/31 2,477,188
1,500,000 Province of Ontario Canada 1.800 10/14/31 1,233,448
3,000,000 Province of Ontario Canada 2.125 01/21/32 2,512,434
2,000,000 Province of Ontario Canada 5.050 04/24/34 2,041,365
2,500,000 Province of Quebec Canada 1.500 02/11/25 2,441,218
2,000,000 Province of Quebec Canada 0.600 07/23/25 1,905,765
3,500,000 Province of Quebec Canada 2.500 04/20/26 3,351,710
500,000 Province of Quebec Canada 2.750 04/12/27 474,383
3,000,000 Province of Quebec Canada 3.625 04/13/28 2,890,764
1,000,000 Province of Quebec Canada 4.500 04/03/29 994,642
201,000 Province of Quebec Canada 7.500 09/15/29 226,800
1,500,000 Province of Quebec Canada 1.350 05/28/30 1,245,797
3,000,000 Province of Quebec Canada 1.900 04/21/31 2,517,904
2,000,000 Province of Quebec Canada 4.500 09/08/33 1,960,870
1,000,000 Province of Saskatchewan Canada 3.250 06/08/27 957,183
2,000,000 Republic of Italy Government International Bond 2.375 10/17/24 1,980,136
1,500,000 Republic of Italy Government International Bond 2.875 10/17/29 1,335,228
1,599,000 Republic of Italy Government International Bond 5.375 06/15/33 1,576,051
2,000,000 Republic of Italy Government International Bond 4.000 10/17/49 1,485,920
3,000,000 Republic of Italy Government International Bond 3.875 05/06/51 2,115,666
2,725,000 Republic of Poland Government International Bond 3.250 04/06/26 2,643,250
1,500,000 Republic of Poland Government International Bond 5.500 11/16/27 1,528,247
3,000,000 Republic of Poland Government International Bond 4.625 03/18/29 2,962,785
850,000 Republic of Poland Government International Bond 5.750 11/16/32 880,301
2,000,000 Republic of Poland Government International Bond 4.875 10/04/33 1,950,472
2,900,000 Republic of Poland Government International Bond 5.125 09/18/34 2,852,367
1,050,000 Republic of Poland Government International Bond 5.500 04/04/53 1,029,215
1,650,000 Republic of Poland Government International Bond 5.500 03/18/54 1,601,325
2,000,000 State of Israel 2.500 01/15/30 1,681,552
500,000 Svensk Exportkredit AB 3.625 09/03/24 498,249
1,000,000 Svensk Exportkredit AB 0.625 05/14/25 960,301
3,000,000 Svensk Exportkredit AB 0.500 08/26/25 2,843,355
2,250,000 Svensk Exportkredit AB 4.625 11/28/25 2,234,314
1,000,000 Svensk Exportkredit AB 4.875 09/14/26 1,000,385
1,500,000 Svensk Exportkredit AB 4.125 06/14/28 1,473,510

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Svensk Exportkredit AB 4.250% 02/01/29 $ 986,596
1,000,000 Svensk Exportkredit AB 4.875 10/04/30 1,013,368
1,122,886 Uruguay Government International Bond 4.375 01/23/31 1,090,219
5,957,660 Uruguay Government International Bond 5.750 10/28/34 6,201,985
500,000 Uruguay Government International Bond 4.125 11/20/45 432,250
2,063,907 Uruguay Government International Bond 5.100 06/18/50 1,940,489
2,425,000 Uruguay Government International Bond 4.975 04/20/55 2,208,440
TOTAL FOREIGN GOVERNMENT BONDS 742,801,354
MORTGAGE BACKED - 25.5%
4,454 (e) Federal Home Loan Mortgage Corp (FHLMC) DGS1 + 2.250% 6.959 04/01/35 4,521
1,089 (e) FHLMC DGS1 + 2.125% 6.250 10/01/35 1,099
10,439 (e) FHLMC DGS1 + 2.255% 6.380 02/01/36 10,593
178 (e) FHLMC LIBOR 12 M + 1.686% 6.933 07/01/36 179
17,373 (e) FHLMC LIBOR 6 M + 1.595% 6.064 09/01/36 17,175
10,425 (e) FHLMC DGS1 + 2.246% 6.355 09/01/36 10,547
11,552 (e) FHLMC LIBOR 6 M + 1.758% 7.434 09/01/36 11,675
7,030 (e) FHLMC DGS1 + 2.250% 6.359 01/01/37 7,152
1,227 (e) FHLMC LIBOR 12 M + 1.765% 6.226 02/01/37 1,233
573 (e) FHLMC DGS1 + 2.250% 6.358 02/01/37 587
53,477 (e) FHLMC LIBOR 12 M + 1.855% 6.283 03/01/37 54,841
8,208,428 FHLMC 1.500 04/01/37 7,015,447
38,729 (e) FHLMC DGS1 + 2.250% 6.426 04/01/37 39,726
15,945 (e) FHLMC LIBOR 12 M + 1.607% 6.963 04/01/37 15,911
12,173,610 FHLMC 2.000 05/01/37 10,695,491
4,015 (e) FHLMC LIBOR 12 M + 2.096% 7.216 05/01/37 4,030
1,176 (e) FHLMC LIBOR 12 M + 1.750% 6.000 06/01/37 1,177
12,806 (e) FHLMC DGS1 + 2.248% 6.524 06/01/37 12,749
25,035 (e) FHLMC LIBOR 6 M + 1.270% 7.092 08/01/37 25,049
3,839 (e) FHLMC LIBOR 12 M + 0.905% 5.155 09/01/37 3,815
176 (e) FHLMC LIBOR 12 M + 1.795% 6.045 09/01/37 177
1,339 (e) FHLMC LIBOR 6 M + 1.520% 7.176 09/01/37 1,334
18,355 (e) FHLMC LIBOR 12 M + 2.055% 7.430 04/01/38 18,532
4,824 (e) FHLMC LIBOR 12 M + 2.004% 7.230 06/01/38 4,864
1,746 (e) FHLMC LIBOR 12 M + 1.625% 5.875 07/01/38 1,764
2,958 (e) FHLMC LIBOR 12 M + 1.861% 6.111 06/01/40 2,961
5,062 (e) FHLMC LIBOR 12 M + 1.887% 6.217 01/01/41 5,080
2,300 (e) FHLMC LIBOR 12 M + 1.880% 7.255 05/01/41 2,334
56,428 (e) FHLMC LIBOR 12 M + 1.860% 6.341 08/01/41 56,864
36,240 (e) FHLMC LIBOR 12 M + 1.750% 6.000 09/01/41 37,225
6,252 (e) FHLMC LIBOR 12 M + 1.860% 6.110 10/01/41 6,339
5,188,429 FHLMC 4.000 07/01/49 4,828,623
3,075,711 FHLMC 4.000 07/01/49 2,857,592
10,844,101 FHLMC 3.000 11/01/49 9,399,611
11,588,873 FHLMC 3.000 11/01/49 10,077,487
22,483,430 FHLMC 3.000 02/01/50 19,492,431
15,481,952 FHLMC 3.500 04/01/50 13,900,393
6,431,638 FHLMC 2.000 07/01/50 5,079,149
12,016,591 FHLMC 2.500 07/01/50 9,911,995
7,763,783 FHLMC 3.500 07/01/50 6,958,991
9,659,169 FHLMC 3.500 08/01/50 8,639,465
2,719,179 FHLMC 4.000 11/01/50 2,514,785
6,898,936 FHLMC 2.000 02/01/51 5,416,621
5,875,695 FHLMC 2.500 04/01/51 4,834,823
6,674,249 FHLMC 2.500 02/01/52 5,467,543
6,069,894 FHLMC 4.000 08/01/52 5,555,898
196 Federal Home Loan Mortgage Corp Gold (FGLMC) 4.000 07/01/24 195
40 FGLMC 4.000 07/01/24 40
235 FGLMC 4.000 08/01/24 234
47 FGLMC 4.500 09/01/24 47
88 FGLMC 4.500 09/01/24 88
25 FGLMC 4.500 09/01/24 25

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 45 FGLMC 5.500% 09/01/24 $ 44
1,770 FGLMC 4.000 10/01/24 1,758
33 FGLMC 4.500 10/01/24 33
141 FGLMC 4.500 10/01/24 140
87 FGLMC 4.500 11/01/24 87
544 FGLMC 4.500 12/01/24 541
128 FGLMC 4.500 02/01/25 127
5,544 FGLMC 4.000 03/01/25 5,502
110 FGLMC 4.500 06/01/25 109
412 FGLMC 4.500 07/01/25 410
16,283 FGLMC 3.500 10/01/25 16,055
3,363 FGLMC 4.000 10/01/25 3,334
24,927 FGLMC 3.500 11/01/25 24,565
14,894 FGLMC 3.500 11/01/25 14,678
8,036 FGLMC 3.500 12/01/25 7,920
3,953 FGLMC 3.000 01/01/26 3,864
62,972 FGLMC 3.500 01/01/26 61,977
5,318 FGLMC 4.000 04/01/26 5,250
11,248 FGLMC 4.000 05/01/26 11,099
2,878 FGLMC 5.500 07/01/26 2,845
25,840 FGLMC 4.000 08/01/26 25,368
395 FGLMC 6.000 08/01/26 396
13,625 FGLMC 3.000 09/01/26 13,311
46,841 FGLMC 3.000 10/01/26 45,659
73,244 FGLMC 3.500 10/01/26 71,608
755 FGLMC 5.000 10/01/26 749
544 FGLMC 5.500 10/01/26 538
258,727 FGLMC 3.000 02/01/27 251,860
207,035 FGLMC 2.500 05/01/27 199,887
245,845 FGLMC 2.500 11/01/27 236,442
9,510 FGLMC 6.000 12/01/27 9,548
196,008 FGLMC 2.500 01/01/28 188,228
531,160 FGLMC 2.500 03/01/28 509,724
15,534 FGLMC 5.000 03/01/28 15,440
307,524 FGLMC 2.500 05/01/28 294,701
1,390 FGLMC 5.500 05/01/28 1,392
904,953 FGLMC 2.500 07/01/28 867,053
753,099 FGLMC 2.500 07/01/28 721,218
202,863 FGLMC 3.000 10/01/28 195,285
10,498 FGLMC 5.500 01/01/29 10,433
1,242 FGLMC 4.000 02/01/29 1,208
470,489 FGLMC 3.500 03/01/29 455,944
127 FGLMC 6.500 03/01/29 130
841,937 FGLMC 3.000 07/01/29 808,091
3,667 FGLMC 5.000 12/01/29 3,655
2,615,274 FGLMC 2.500 05/01/30 2,463,743
6,051 FGLMC 4.000 08/01/30 5,898
51,270 FGLMC 4.500 01/01/31 50,235
96 FGLMC 8.000 01/01/31 96
46,918 FGLMC 4.000 03/01/31 45,700
6,434 FGLMC 4.000 05/01/31 6,262
45,101 FGLMC 4.500 05/01/31 44,437
25,799 FGLMC 4.000 06/01/31 25,110
50,762 FGLMC 4.000 08/01/31 49,440
60,029 FGLMC 4.000 09/01/31 58,321
1,005 FGLMC 6.500 09/01/31 1,031
2,725 FGLMC 8.000 09/01/31 2,779
30,427 FGLMC 3.500 11/01/31 29,113
4,667,036 FGLMC 2.500 12/01/31 4,364,059
26,859 FGLMC 7.000 12/01/31 27,651
4,720 FGLMC 6.500 01/01/32 4,862

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 11,461 FGLMC 6.000% 02/01/32 $ 11,705
525,103 FGLMC 3.000 03/01/32 495,112
4,394 FGLMC 7.000 04/01/32 4,536
5,559 FGLMC 6.500 05/01/32 5,664
350,392 FGLMC 3.500 09/01/32 334,950
2,380 FGLMC 5.500 11/01/32 2,418
4,256,730 FGLMC 3.000 01/01/33 4,015,192
3,776 FGLMC 6.000 02/01/33 3,866
13,525 FGLMC 5.000 03/01/33 13,400
4,687 FGLMC 6.000 03/01/33 4,762
4,054 FGLMC 6.000 03/01/33 4,089
12,203 FGLMC 5.000 04/01/33 12,053
1,745 FGLMC 6.000 04/01/33 1,783
73,582 FGLMC 5.000 06/01/33 73,436
35,288 FGLMC 5.500 06/01/33 35,454
16,694,184 FGLMC 2.500 07/01/33 15,556,182
755,461 FGLMC 3.500 07/01/33 718,128
14,653 FGLMC 4.500 07/01/33 14,199
1,159,024 FGLMC 4.000 08/01/33 1,124,119
1,551 FGLMC 5.000 08/01/33 1,532
5,387 FGLMC 6.500 08/01/33 5,588
46,881 FGLMC 5.000 09/01/33 46,319
14,467 FGLMC 5.500 09/01/33 14,557
8,226 FGLMC 5.500 09/01/33 8,210
21,255 FGLMC 5.500 09/01/33 21,386
40,238 FGLMC 5.500 09/01/33 40,640
13,360 FGLMC 4.000 10/01/33 12,830
2,797 FGLMC 5.000 10/01/33 2,763
26,977 FGLMC 5.500 10/01/33 27,143
2,283,086 FGLMC 3.500 11/01/33 2,176,442
24,385 FGLMC 5.500 12/01/33 24,432
8,061 FGLMC 5.500 12/01/33 8,101
99,702 FGLMC 7.000 12/01/33 102,642
69,567 FGLMC 5.000 01/01/34 68,712
442,702 FGLMC 3.000 02/01/34 414,374
1,765 FGLMC 5.500 02/01/34 1,774
9,506 FGLMC 5.000 03/01/34 9,389
10,822 FGLMC 5.500 03/01/34 10,876
42,665 FGLMC 5.000 05/01/34 42,139
11,279 FGLMC 4.500 06/01/34 10,930
23,477 FGLMC 5.000 06/01/34 23,188
10,352 FGLMC 5.500 06/01/34 10,402
4,467 FGLMC 6.000 06/01/34 4,574
15,959 FGLMC 6.000 09/01/34 16,301
1,256,978 FGLMC 3.500 10/01/34 1,191,547
2,634 FGLMC 5.000 11/01/34 2,602
73,765 FGLMC 5.500 11/01/34 74,003
70,980 FGLMC 5.000 12/01/34 70,121
18,397 FGLMC 5.500 12/01/34 18,488
3,097 FGLMC 5.500 12/01/34 3,107
1,360 FGLMC 5.500 01/01/35 1,367
684 FGLMC 5.500 01/01/35 687
17,824 FGLMC 5.500 01/01/35 17,912
34,842 FGLMC 4.500 04/01/35 33,775
4,455 FGLMC 6.000 05/01/35 4,552
15,479 FGLMC 6.000 05/01/35 15,612
26,652 FGLMC 7.000 05/01/35 27,456
6,927 FGLMC 5.500 06/01/35 6,961
4,686 FGLMC 5.500 06/01/35 4,709
3,592 FGLMC 5.000 07/01/35 3,547
129,157 FGLMC 5.000 07/01/35 127,568

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 148,184 FGLMC 5.000% 08/01/35 $ 146,434
11,642 FGLMC 5.500 08/01/35 11,700
66,833 FGLMC 6.000 08/01/35 67,463
2,314 FGLMC 4.500 09/01/35 2,242
27,930 FGLMC 5.000 10/01/35 27,608
13,531 FGLMC 5.000 10/01/35 13,385
7,657 FGLMC 5.000 10/01/35 7,548
86,384 FGLMC 5.500 10/01/35 86,810
25,631 FGLMC 5.000 12/01/35 25,388
2,851 FGLMC 5.000 12/01/35 2,821
14,845 FGLMC 6.000 01/01/36 15,197
5,483 FGLMC 5.000 02/01/36 5,421
2,042 FGLMC 5.000 02/01/36 2,018
2,257 FGLMC 6.000 02/01/36 2,310
20,812 FGLMC 5.500 04/01/36 20,915
5,100 FGLMC 5.500 05/01/36 5,125
97,619 FGLMC 6.000 06/01/36 99,922
27,985 FGLMC 5.000 07/01/36 27,698
20,178 FGLMC 6.000 07/01/36 20,576
4,279 FGLMC 6.000 08/01/36 4,381
5,592 FGLMC 6.000 09/01/36 5,670
86,751 FGLMC 5.500 10/01/36 87,180
40,274 FGLMC 5.500 10/01/36 40,474
7,934 FGLMC 6.500 10/01/36 8,182
4,489 FGLMC 5.500 11/01/36 4,512
10,583 FGLMC 6.000 11/01/36 10,836
44,275 FGLMC 6.000 12/01/36 45,329
84,327 FGLMC 5.500 03/01/37 84,744
36,444 FGLMC 6.000 03/01/37 37,313
4,551 FGLMC 6.500 03/01/37 4,707
29,452 FGLMC 5.500 04/01/37 29,598
3,359 FGLMC 5.000 05/01/37 3,312
3,233 FGLMC 5.000 06/01/37 3,201
12,085 FGLMC 5.500 06/01/37 12,145
3,276,150 FGLMC 3.000 07/01/37 2,993,679
57,316 FGLMC 6.000 07/01/37 58,687
34,203 FGLMC 6.000 08/01/37 35,021
11,466 FGLMC 6.000 09/01/37 11,741
78,690 FGLMC 5.500 10/01/37 79,078
2,584 FGLMC 6.000 11/01/37 2,646
20,887 FGLMC 6.500 11/01/37 21,742
10,147 FGLMC 6.000 01/01/38 10,388
4,708 FGLMC 6.000 02/01/38 4,821
35,111 FGLMC 6.000 02/01/38 35,951
49,618 FGLMC 5.000 03/01/38 49,149
155,428 FGLMC 5.000 03/01/38 153,991
6,496 FGLMC 5.000 04/01/38 6,558
67,613 FGLMC 5.000 04/01/38 66,963
73,577 FGLMC 5.500 04/01/38 73,941
16,449 FGLMC 5.500 05/01/38 16,531
1,942 FGLMC 5.500 06/01/38 1,952
3,566 FGLMC 6.000 07/01/38 3,615
61,312 FGLMC 5.500 08/01/38 61,615
9,789 FGLMC 5.500 08/01/38 9,837
7,872 FGLMC 5.000 09/01/38 7,795
104,919 FGLMC 5.500 09/01/38 105,438
48,266 FGLMC 5.500 09/01/38 48,505
2,255 FGLMC 5.500 10/01/38 2,266
39,677 FGLMC 6.000 11/01/38 40,621
292,789 FGLMC 5.500 01/01/39 294,236
189,191 FGLMC 4.500 02/01/39 184,012

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 107,033 FGLMC 5.000% 02/01/39 $ 105,989
8,216 FGLMC 5.500 02/01/39 8,257
378 FGLMC 4.500 03/01/39 368
46,824 FGLMC 5.000 03/01/39 46,362
5,744 FGLMC 6.000 03/01/39 5,881
6,920 FGLMC 4.500 04/01/39 6,731
305,981 FGLMC 4.500 04/01/39 297,603
66,559 FGLMC 4.000 05/01/39 62,894
1,722 FGLMC 4.500 05/01/39 1,675
45,033 FGLMC 4.500 05/01/39 43,800
1,038,829 FGLMC 4.500 05/01/39 1,010,392
59,242 FGLMC 4.500 05/01/39 57,115
40,755 FGLMC 5.000 05/01/39 40,368
85,545 FGLMC 4.000 06/01/39 80,834
467,971 FGLMC 4.500 06/01/39 455,159
14,741 FGLMC 4.500 06/01/39 14,338
6,934 FGLMC 5.000 06/01/39 6,865
2,612 FGLMC 5.500 06/01/39 2,625
138,595 FGLMC 4.000 07/01/39 130,963
56,089 FGLMC 4.500 07/01/39 54,554
4,350 FGLMC 4.500 07/01/39 4,231
11,522 FGLMC 4.500 07/01/39 11,206
38,288 FGLMC 5.000 07/01/39 37,910
68,308 FGLMC 5.500 07/01/39 68,646
4,810 FGLMC 4.500 08/01/39 4,678
11,271 FGLMC 5.000 08/01/39 11,159
115,214 FGLMC 4.000 09/01/39 108,872
296,450 FGLMC 5.000 09/01/39 293,573
107,652 FGLMC 5.000 09/01/39 106,589
1,253 FGLMC 5.500 09/01/39 1,259
115,725 FGLMC 6.500 09/01/39 118,475
32,765 FGLMC 4.500 10/01/39 31,867
19,359 FGLMC 4.500 10/01/39 18,829
36,600 FGLMC 4.500 10/01/39 35,598
22,083 FGLMC 5.000 10/01/39 21,861
7,678 FGLMC 4.000 11/01/39 7,255
24,893 FGLMC 4.500 11/01/39 24,212
9,940 FGLMC 5.000 11/01/39 9,842
30,045 FGLMC 4.500 12/01/39 29,137
43,958 FGLMC 4.500 12/01/39 42,754
61,619 FGLMC 4.500 12/01/39 59,757
18,510 FGLMC 4.500 12/01/39 18,003
42,537 FGLMC 5.500 12/01/39 42,747
57,214 FGLMC 4.500 01/01/40 55,647
5,282 FGLMC 5.000 01/01/40 5,230
6,744 FGLMC 5.500 01/01/40 6,778
20,207 FGLMC 5.500 03/01/40 20,307
191,312 FGLMC 4.000 04/01/40 180,777
11,532 FGLMC 4.500 04/01/40 11,216
34,164 FGLMC 4.500 04/01/40 33,229
27,166 FGLMC 5.000 04/01/40 26,898
59,315 FGLMC 5.000 04/01/40 58,729
223,083 FGLMC 6.000 04/01/40 228,423
640,856 FGLMC 4.500 05/01/40 623,306
223,499 FGLMC 5.000 05/01/40 221,292
1,953 FGLMC 4.500 06/01/40 1,900
217,563 FGLMC 5.500 06/01/40 218,639
309,075 FGLMC 4.500 07/01/40 300,610
5,698 FGLMC 4.500 08/01/40 5,542
54,924 FGLMC 5.000 08/01/40 54,359
143,867 FGLMC 5.000 08/01/40 142,446

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 14,652 FGLMC 5.000% 08/01/40 $ 14,500
937,686 FGLMC 5.500 08/01/40 942,323
78,484 FGLMC 4.000 09/01/40 74,160
1,054,407 FGLMC 4.000 11/01/40 996,326
681,461 FGLMC 4.000 12/01/40 643,917
95,195 FGLMC 3.500 01/01/41 87,632
154,746 FGLMC 3.500 01/01/41 142,454
92,077 FGLMC 4.000 01/01/41 87,005
101,786 FGLMC 3.500 02/01/41 93,699
333,421 FGLMC 4.000 02/01/41 315,052
109,794 FGLMC 4.000 02/01/41 103,746
615,889 FGLMC 4.000 04/01/41 581,962
113,168 FGLMC 4.500 04/01/41 110,068
24,176 FGLMC 5.000 04/01/41 23,918
99,529 FGLMC 4.500 05/01/41 96,802
125,550 FGLMC 4.500 06/01/41 122,110
268,401 FGLMC 3.500 10/01/41 247,079
281,833 FGLMC 5.000 10/01/41 278,760
381,355 FGLMC 3.500 11/01/41 349,771
160,222 FGLMC 4.500 12/01/41 155,836
1,327,483 FGLMC 3.500 01/01/42 1,221,138
390,601 FGLMC 3.500 02/01/42 359,310
425,890 FGLMC 3.500 04/01/42 392,060
1,016,134 FGLMC 4.000 05/01/42 960,182
3,601,820 FGLMC 4.500 05/01/42 3,503,275
755,398 FGLMC 3.500 07/01/42 694,882
168,008 FGLMC 3.000 08/01/42 148,679
1,222,137 FGLMC 3.000 10/01/42 1,079,243
859,687 FGLMC 3.000 10/01/42 759,979
359,000 FGLMC 3.500 12/01/42 327,030
1,330,342 FGLMC 2.500 01/01/43 1,127,964
2,501,434 FGLMC 3.000 01/01/43 2,208,964
3,694,080 FGLMC 3.000 04/01/43 3,262,118
9,851,535 FGLMC 3.000 04/01/43 8,699,572
1,080,610 FGLMC 3.500 05/01/43 982,662
1,525,567 FGLMC 3.000 08/01/43 1,347,164
1,107,274 FGLMC 3.000 08/01/43 977,783
1,089,652 FGLMC 3.500 08/01/43 990,888
421,757 FGLMC 4.500 10/01/43 408,119
527,276 FGLMC 4.000 11/01/43 495,149
962,551 FGLMC 3.500 02/01/44 874,433
797,288 FGLMC 4.000 02/01/44 748,400
6,270,702 FGLMC 4.000 02/01/44 5,886,205
348,134 FGLMC 4.000 04/01/44 326,742
450,363 FGLMC 4.500 05/01/44 435,800
801,297 FGLMC 4.000 06/01/44 749,390
1,240,010 FGLMC 4.000 08/01/44 1,161,255
920,766 FGLMC 3.500 09/01/44 835,798
1,309,215 FGLMC 3.500 11/01/44 1,188,124
1,807,570 FGLMC 3.500 12/01/44 1,640,367
1,041,104 FGLMC 3.500 01/01/45 944,797
2,192,485 FGLMC 3.000 02/01/45 1,938,595
2,724,086 FGLMC 3.500 03/01/45 2,472,095
1,572,941 FGLMC 4.000 03/01/45 1,474,743
1,071,144 FGLMC 3.000 04/01/45 941,796
2,203,520 FGLMC 3.500 04/01/45 1,999,660
5,581,775 FGLMC 3.500 07/01/45 5,065,445
4,246,512 FGLMC 4.500 07/01/45 4,110,034
12,146,331 FGLMC 3.000 08/01/45 10,727,246
9,348,820 FGLMC 3.500 10/01/45 8,483,997
1,738,826 FGLMC 4.000 11/01/45 1,630,078

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,243,408 FGLMC 3.500% 12/01/45 $ 2,941,977
7,758,292 FGLMC 3.000 03/01/46 6,796,134
2,416,026 FGLMC 3.500 03/01/46 2,190,786
1,257,951 FGLMC 4.000 03/01/46 1,179,288
5,653,870 FGLMC 3.000 04/01/46 4,948,699
5,527,052 FGLMC 3.500 05/01/46 5,009,473
4,221,740 FGLMC 3.500 08/01/46 3,835,076
8,508,280 FGLMC 3.000 09/01/46 7,442,948
3,447,259 FGLMC 4.000 09/01/46 3,230,620
3,076,727 FGLMC 3.000 11/01/46 2,689,897
11,038,872 FGLMC 3.000 11/01/46 9,610,694
3,798,875 FGLMC 3.000 11/01/46 3,321,264
2,206,803 FGLMC 3.000 12/01/46 1,928,204
2,804,564 FGLMC 3.500 12/01/46 2,541,622
5,129,645 FGLMC 3.000 02/01/47 4,487,704
1,662,127 FGLMC 3.500 02/01/47 1,502,783
1,351,474 FGLMC 4.000 02/01/47 1,265,652
2,240,143 FGLMC 3.500 05/01/47 2,030,244
1,861,561 FGLMC 3.000 08/01/47 1,623,292
2,410,354 FGLMC 3.000 11/01/47 2,099,725
3,725,300 FGLMC 3.000 12/01/47 3,243,647
11,180,854 FGLMC 3.000 01/01/48 9,754,478
4,006,237 FGLMC 3.000 02/01/48 3,487,216
2,876,744 FGLMC 3.500 03/01/48 2,606,442
2,448,924 FGLMC 3.500 05/01/48 2,213,315
1,943,275 FGLMC 4.000 05/01/48 1,816,394
2,686,289 FGLMC 3.500 07/01/48 2,423,686
2,802,450 FGLMC 4.000 07/01/48 2,612,532
5,163,163 FGLMC 4.000 08/01/48 4,807,658
964,445 FGLMC 4.500 09/01/48 922,675
4,074,908 FGLMC 4.000 10/01/48 3,784,419
2,430,719 FGLMC 4.500 12/01/48 2,325,652
1,271,131 FGLMC 4.500 02/01/49 1,218,490
3,395,975 FGLMC 3.500 05/01/49 3,041,482
3 Federal National Mortgage Association (FNMA) 4.500 07/01/24 3
1 FNMA 5.500 07/01/24 1
272 FNMA 4.500 08/01/24 270
173 FNMA 4.000 09/01/24 172
899 FNMA 4.000 09/01/24 895
98 FNMA 4.500 09/01/24 97
3,209 FNMA 4.500 10/01/24 3,196
401 FNMA 5.000 01/01/25 398
593 FNMA 4.500 02/01/25 590
4,210 FNMA 4.500 03/01/25 4,183
89 FNMA 4.500 03/01/25 88
2,907 FNMA 5.000 03/01/25 2,890
1,959 FNMA 4.500 04/01/25 1,948
4,291 FNMA 4.500 04/01/25 4,257
24,588 FNMA 4.000 05/01/25 24,354
11,956 FNMA 4.000 06/01/25 11,842
4,817 FNMA 4.500 06/01/25 4,789
3,512 FNMA 4.000 08/01/25 3,472
1,926 FNMA 5.500 08/01/25 1,899
10,119 FNMA 3.500 09/01/25 9,899
7,548 FNMA 4.000 09/01/25 7,502
29,991 FNMA 3.500 10/01/25 29,560
30,763 FNMA 3.500 10/01/25 30,095
11,696 FNMA 5.000 10/01/25 11,596
21,159 FNMA 4.000 11/01/25 20,899
28,694 FNMA 3.500 12/01/25 28,242
25,043 FNMA 3.500 02/01/26 24,617

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 122,423 FNMA 3.500% 02/01/26 $ 120,416
8,490 FNMA 4.000 03/01/26 8,374
25,935 FNMA 4.000 06/01/26 25,540
23,822 FNMA 3.500 08/01/26 23,394
21,361 FNMA 3.500 09/01/26 20,923
10,415 FNMA 4.000 09/01/26 10,268
40,726 FNMA 3.500 10/01/26 39,874
855 FNMA 6.000 10/01/26 858
52,905 FNMA 3.000 11/01/26 51,506
50,243 FNMA 3.000 12/01/26 48,880
134,919 FNMA 3.000 01/01/27 131,269
46,346 FNMA 4.000 01/01/27 45,632
112,898 FNMA 3.500 02/01/27 110,354
206,637 FNMA 3.000 04/01/27 200,627
118,831 FNMA 3.000 04/01/27 115,376
72,506 FNMA 3.500 05/01/27 70,767
91,917 FNMA 2.500 06/01/27 88,632
269,000 FNMA 3.000 06/01/27 260,517
94,972 FNMA 2.500 07/01/27 91,504
227,363 FNMA 2.500 09/01/27 218,724
2,606 FNMA 5.500 09/01/27 2,577
357,802 FNMA 2.500 10/01/27 344,204
242,585 FNMA 3.000 11/01/27 234,782
481 FNMA 5.500 01/01/28 480
957,126 FNMA 2.500 02/01/28 917,396
794,917 FNMA 2.500 02/01/28 762,429
395 FNMA 5.000 02/01/28 392
613,303 FNMA 2.500 04/01/28 587,401
888,355 FNMA 2.500 04/01/28 850,841
2,403 FNMA 5.500 06/01/28 2,404
253,694 FNMA 2.500 07/01/28 242,491
542,040 FNMA 2.500 08/01/28 518,098
651,478 FNMA 3.000 10/01/28 622,507
442 FNMA 5.500 11/01/28 443
2 FNMA 7.500 01/01/29 2
974,851 FNMA 3.000 03/01/29 934,765
3,240 FNMA 4.000 03/01/29 3,159
3,382,472 FNMA 3.000 04/01/29 3,243,591
13,158 FNMA 4.500 04/01/29 12,939
8,735 FNMA 4.000 05/01/29 8,517
5,306 FNMA 4.500 06/01/29 5,226
1,803 FNMA 4.000 07/01/29 1,759
35,405 FNMA 4.500 08/01/29 34,857
4,094,883 FNMA 3.500 09/01/29 3,970,430
7,004 FNMA 4.500 09/01/29 6,879
5,830 FNMA 4.500 11/01/29 5,709
2,153 FNMA 4.500 01/01/30 2,119
536,327 FNMA 2.500 02/01/30 505,547
4,611 FNMA 4.000 03/01/30 4,486
2,030 FNMA 4.500 05/01/30 1,997
3,007 FNMA 4.500 06/01/30 2,957
1,336,366 FNMA 3.000 07/01/30 1,272,917
28,451 FNMA 4.500 08/01/30 27,972
6,185 FNMA 4.000 09/01/30 6,018
34,665 FNMA 4.000 10/01/30 33,872
353,001 FNMA 4.000 11/01/30 343,380
62,348 FNMA 4.000 11/01/30 60,617
13,487 FNMA 4.500 12/01/30 13,284
1,367,407 FNMA 3.000 02/01/31 1,298,474
20,520 FNMA 3.500 02/01/31 19,714
22,206 FNMA 4.000 02/01/31 21,579

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 255 FNMA 7.500% 03/01/31 $ 262
1,481,253 FNMA 2.500 04/01/31 1,386,549
61,413 FNMA 3.500 04/01/31 58,874
7,270 FNMA 4.000 04/01/31 7,072
1,529,970 FNMA 3.000 05/01/31 1,452,112
681 FNMA 6.000 05/01/31 698
1,715,661 FNMA 2.500 06/01/31 1,606,839
373,186 FNMA 4.500 07/01/31 365,538
39,392 FNMA 4.500 07/01/31 38,810
231,609 FNMA 4.000 08/01/31 224,850
2,268,883 FNMA 2.500 09/01/31 2,119,947
1,144,718 FNMA 3.000 09/01/31 1,086,472
13,914 FNMA 4.000 09/01/31 13,502
214 FNMA 6.500 09/01/31 221
8,606 FNMA 6.000 11/01/31 8,773
1,222 FNMA 6.500 11/01/31 1,244
2,464,260 FNMA 2.500 12/01/31 2,300,683
416,917 FNMA 3.500 01/01/32 398,361
2,736 FNMA 6.000 01/01/32 2,790
168,372 FNMA 3.500 02/01/32 160,863
1,886 FNMA 6.000 02/01/32 1,940
1,530,887 FNMA 3.000 03/01/32 1,445,834
8,182 FNMA 6.500 04/01/32 8,418
5,375,943 FNMA 3.000 06/01/32 5,083,651
16,447 FNMA 6.500 07/01/32 16,907
3,242 FNMA 6.500 08/01/32 3,300
198,835 FNMA 3.000 09/01/32 186,803
3,343 FNMA 7.500 09/01/32 3,322
591,888 FNMA 3.000 10/01/32 556,118
19,540 FNMA 5.500 10/01/32 19,451
5,169 FNMA 6.000 11/01/32 5,205
3,593,353 FNMA 3.000 12/01/32 3,365,606
5,147 FNMA 5.500 12/01/32 5,232
247 FNMA 5.500 12/01/32 248
7,794 FNMA 6.000 12/01/32 7,906
37,341 FNMA 5.500 01/01/33 37,481
94,020 FNMA 6.000 01/01/33 95,316
38,851 FNMA 5.000 02/01/33 38,442
958 FNMA 5.000 02/01/33 955
443,282 FNMA 3.000 04/01/33 414,520
508,584 FNMA 3.500 04/01/33 483,002
2,025 FNMA 6.000 04/01/33 2,067
2,438,818 FNMA 3.500 05/01/33 2,336,946
259,216 FNMA 5.500 05/01/33 259,808
14,793 FNMA 5.000 06/01/33 14,636
29,604 FNMA 5.500 06/01/33 29,620
4,432 FNMA 4.500 07/01/33 4,256
22,488 FNMA 5.000 07/01/33 22,182
24,718 FNMA 4.500 08/01/33 23,783
3,003 FNMA 4.500 08/01/33 2,884
5,966 FNMA 5.000 08/01/33 5,885
18,597 FNMA 5.500 09/01/33 18,619
22,665 FNMA 5.500 09/01/33 22,651
4,962 FNMA 6.000 09/01/33 5,063
40,226 FNMA 4.500 10/01/33 38,955
9,051 FNMA 5.000 10/01/33 8,928
2,908 FNMA 5.000 10/01/33 2,846
35,370 FNMA 5.500 10/01/33 35,542
133,654 FNMA 5.500 10/01/33 134,817
2,179 FNMA 4.500 11/01/33 2,108
8,021 FNMA 5.000 11/01/33 7,912

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 574,422 FNMA 5.000% 11/01/33 $ 566,618
63,380 FNMA 5.000 12/01/33 62,519
92,618 FNMA 5.500 12/01/33 92,438
843,053 FNMA 3.000 01/01/34 783,829
25,400 FNMA 5.000 02/01/34 25,055
111,231 FNMA 6.000 02/01/34 113,900
2,564 FNMA 5.000 03/01/34 2,529
7,540 FNMA 5.000 03/01/34 7,438
2,237 FNMA 5.000 03/01/34 2,207
6,385 FNMA 5.000 03/01/34 6,298
151,533 FNMA 5.000 03/01/34 149,475
3,250 FNMA 5.000 03/01/34 3,206
20,784 FNMA 5.000 04/01/34 20,502
23,566 FNMA 5.500 04/01/34 23,652
2,586 FNMA 4.500 05/01/34 2,503
8,818 FNMA 4.500 05/01/34 8,534
5,428 FNMA 5.500 07/01/34 5,448
8,217 FNMA 5.500 07/01/34 8,247
7,624 FNMA 7.000 07/01/34 7,846
62,776 FNMA 5.000 08/01/34 61,923
6,661 FNMA 5.000 08/01/34 6,571
6,468 FNMA 6.000 08/01/34 6,569
36,736 FNMA 6.000 08/01/34 37,369
6,804,549 FNMA 3.500 09/01/34 6,478,440
132,810 FNMA 5.500 09/01/34 133,295
5,017,025 FNMA 2.500 11/01/34 4,578,091
1,169 FNMA 5.500 11/01/34 1,173
7,556 FNMA 6.000 11/01/34 7,632
7,379,445 FNMA 2.500 12/01/34 6,713,304
10,522,236 FNMA 3.000 12/01/34 9,796,863
1,942 FNMA 5.000 12/01/34 1,915
1,211 FNMA 5.500 12/01/34 1,215
5,906 FNMA 6.000 12/01/34 5,977
182,764 FNMA 4.500 01/01/35 176,991
18,077 FNMA 5.500 01/01/35 18,143
5,417,480 FNMA 3.500 02/01/35 5,170,996
17,315 FNMA 5.500 02/01/35 17,379
390,027 FNMA 5.500 02/01/35 391,451
4,748,639 FNMA 2.500 03/01/35 4,289,747
61,132 FNMA 5.500 04/01/35 61,430
16,627 FNMA 6.000 04/01/35 16,961
16,014 FNMA 6.000 04/01/35 16,432
6,032,512 FNMA 2.500 05/01/35 5,505,265
5,274,597 FNMA 3.000 05/01/35 4,893,074
22,121 FNMA 6.000 05/01/35 22,531
6,383 FNMA 5.000 06/01/35 6,296
19,655 FNMA 5.000 07/01/35 19,388
952 (e) FNMA LIBOR 12 M + 1.570% 5.820 07/01/35 953
1,735,143 FNMA 3.000 08/01/35 1,604,463
39,968 FNMA 4.500 08/01/35 38,683
29,780 FNMA 5.000 08/01/35 29,390
39,572 FNMA 5.000 08/01/35 39,035
1,434 FNMA 4.500 09/01/35 1,387
1,713 FNMA 4.500 09/01/35 1,659
4,908 FNMA 5.500 09/01/35 4,926
6,179,991 FNMA 2.500 10/01/35 5,578,863
17,260 FNMA 5.000 10/01/35 17,038
47,815 FNMA 5.500 10/01/35 48,048
14,447,740 FNMA 1.500 11/01/35 12,440,553
13,257,936 FNMA 2.000 11/01/35 11,738,200
6,544,438 FNMA 2.500 11/01/35 5,914,327

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 39,118 FNMA 5.500% 11/01/35 $ 39,260
5,373,888 FNMA 2.000 12/01/35 4,757,844
19,125,393 FNMA 1.500 01/01/36 16,444,492
2,228,663 FNMA 3.500 01/01/36 2,108,077
137,029 FNMA 5.000 02/01/36 135,340
10,727 (e) FNMA LIBOR 12 M + 1.535% 5.985 02/01/36 10,755
13,149,273 FNMA 1.500 03/01/36 11,285,947
63,869,096 FNMA 2.000 03/01/36 56,466,540
55,281 FNMA 6.000 03/01/36 56,486
11,098,579 FNMA 1.500 04/01/36 9,542,100
7,252,795 FNMA 1.000 05/01/36 6,072,137
20,838,399 FNMA 1.500 05/01/36 17,885,032
13,423,017 FNMA 2.000 05/01/36 11,867,022
707,193 FNMA 3.500 05/01/36 667,107
749 FNMA 5.000 05/01/36 739
95,107 FNMA 6.000 06/01/36 97,259
13,727,998 FNMA 2.000 07/01/36 12,102,565
3,277 (e) FNMA LIBOR 12 M + 1.632% 5.882 07/01/36 3,265
5,507 FNMA 6.000 07/01/36 5,564
8,625 FNMA 6.500 07/01/36 8,827
5,596,365 FNMA 3.000 08/01/36 5,161,374
45,369 FNMA 5.500 08/01/36 45,222
57,727 FNMA 6.500 08/01/36 58,760
11,189,631 FNMA 1.500 09/01/36 9,582,497
14,243,936 FNMA 2.000 09/01/36 12,539,502
13,313,218 FNMA 2.500 09/01/36 12,030,220
904,230 FNMA 3.000 09/01/36 833,264
5,095 FNMA 5.500 09/01/36 5,113
1,670 FNMA 6.500 09/01/36 1,733
6,792 FNMA 6.500 09/01/36 7,034
8,591 FNMA 6.000 10/01/36 8,785
23,150,799 FNMA 1.500 11/01/36 19,803,066
19,883,461 FNMA 2.000 11/01/36 17,505,315
2,023,402 FNMA 3.000 11/01/36 1,863,118
4,042 FNMA 6.500 11/01/36 4,173
5,429,122 FNMA 2.000 12/01/36 4,776,131
26,762 FNMA 6.000 12/01/36 27,368
9,804,563 FNMA 1.500 01/01/37 8,386,606
9,458,359 FNMA 2.000 01/01/37 8,320,669
9,663 FNMA 5.500 01/01/37 9,699
4,914 (e) FNMA LIBOR 12 M + 1.728% 6.073 01/01/37 4,956
3,992,739 FNMA 1.500 02/01/37 3,412,721
75,983 FNMA 5.500 02/01/37 75,038
4,474 FNMA 6.000 02/01/37 4,575
10,145 FNMA 7.000 02/01/37 10,593
532 (e) FNMA LIBOR 6 M + 1.460% 7.057 02/01/37 540
31,188,666 FNMA 2.000 03/01/37 27,401,741
762 FNMA 5.000 03/01/37 754
1,680 (e) FNMA LIBOR 12 M + 1.875% 6.375 03/01/37 1,693
24,925 FNMA 6.500 03/01/37 25,764
38,738 FNMA 6.500 03/01/37 40,369
20,700,835 FNMA 2.000 04/01/37 18,190,645
2,355,914 FNMA 2.500 04/01/37 2,128,198
17,214 FNMA 7.000 04/01/37 17,704
10,738,575 FNMA 1.500 05/01/37 9,177,916
31,686 FNMA 5.000 05/01/37 31,341
5,924 FNMA 5.500 06/01/37 5,946
5,168 (e) FNMA LIBOR 12 M + 1.782% 6.080 06/01/37 5,202
7,446,153 FNMA 2.500 08/01/37 6,726,534
4,048,401 FNMA 3.000 08/01/37 3,744,028
7,240 FNMA 5.500 08/01/37 7,266

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,670 FNMA 6.000% 08/01/37 $ 2,730
12,718 FNMA 5.500 09/01/37 12,829
44,106 FNMA 6.000 09/01/37 45,275
13,640 FNMA 6.000 09/01/37 14,002
23,964 FNMA 6.000 09/01/37 24,537
17,761 FNMA 6.000 09/01/37 18,163
64,156 FNMA 6.000 09/01/37 66,025
5,585 FNMA 6.500 09/01/37 5,730
3,670 FNMA 6.500 09/01/37 3,765
5,295 (e) FNMA DGS1 + 2.275% 6.400 10/01/37 5,339
3,759 FNMA 6.500 10/01/37 3,882
5,786,305 FNMA 3.000 11/01/37 5,351,271
5,615,568 FNMA 3.500 11/01/37 5,268,133
4,151,068 FNMA 4.000 11/01/37 3,991,672
53,034 FNMA 5.500 11/01/37 53,228
91,870 FNMA 6.000 11/01/37 93,950
2,351 FNMA 7.000 11/01/37 2,418
1,822,714 FNMA 3.000 12/01/37 1,661,578
1,839,271 FNMA 4.000 01/01/38 1,759,229
435 FNMA 6.500 01/01/38 447
3,306,089 FNMA 4.500 02/01/38 3,237,206
2,253,945 FNMA 5.000 02/01/38 2,236,595
24,991 FNMA 5.500 02/01/38 25,082
14,080 FNMA 6.500 02/01/38 14,495
7,284 FNMA 7.000 02/01/38 7,722
2,544 FNMA 5.000 03/01/38 2,516
1,313 FNMA 5.000 03/01/38 1,298
6,050 FNMA 5.500 03/01/38 6,073
2,194 FNMA 6.000 03/01/38 2,268
4,416 FNMA 6.500 03/01/38 4,572
6,489 FNMA 6.500 03/01/38 6,605
4,414 FNMA 6.500 03/01/38 4,528
6,733 (e) FNMA LIBOR 12 M + 1.770% 6.520 03/01/38 6,786
54,226 FNMA 5.500 04/01/38 54,425
102,189 FNMA 6.000 04/01/38 104,504
10,842 FNMA 4.500 05/01/38 10,440
289,980 FNMA 5.000 05/01/38 286,109
72,600 FNMA 5.000 05/01/38 70,985
194,043 FNMA 6.000 06/01/38 198,764
349,717 FNMA 6.500 06/01/38 358,897
74,744 FNMA 6.000 07/01/38 76,437
561 (e) FNMA LIBOR 12 M + 1.603% 5.853 08/01/38 568
227,633 FNMA 6.000 09/01/38 232,789
9,092 (e) FNMA LIBOR 12 M + 1.321% 5.571 10/01/38 9,087
555 FNMA 6.000 10/01/38 561
2,723,429 FNMA 5.000 11/01/38 2,700,250
3,114 FNMA 5.500 11/01/38 3,125
1,291 FNMA 5.000 12/01/38 1,277
217,260 FNMA 5.500 12/01/38 218,054
9,326 FNMA 4.500 01/01/39 9,048
17,896 FNMA 5.000 01/01/39 17,540
810,191 FNMA 5.000 01/01/39 797,834
29,957 FNMA 5.500 01/01/39 30,067
117,828 FNMA 5.500 01/01/39 118,261
1,120 FNMA 6.000 01/01/39 1,133
10,920 FNMA 6.000 01/01/39 11,167
37,463 FNMA 4.500 02/01/39 36,391
136,178 FNMA 4.500 02/01/39 132,282
54,563 FNMA 4.500 02/01/39 53,001
2,980 FNMA 5.500 02/01/39 2,991
123,514 FNMA 4.000 04/01/39 116,574

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 7,240 FNMA 5.500% 04/01/39 $ 7,266
241,930 FNMA 4.500 05/01/39 235,003
40,247 FNMA 4.500 05/01/39 39,083
120,248 FNMA 4.500 06/01/39 116,409
41,214 FNMA 4.500 06/01/39 40,034
97,222 FNMA 5.500 06/01/39 97,579
4,959,042 FNMA 5.500 06/01/39 4,969,771
26,336 FNMA 4.500 07/01/39 25,582
25,412 FNMA 4.500 07/01/39 24,685
2,452 FNMA 5.000 07/01/39 2,425
1,878 (e) FNMA LIBOR 12 M + 1.835% 6.085 07/01/39 1,906
425,971 FNMA 4.000 08/01/39 402,018
75,192 FNMA 4.000 08/01/39 70,964
6,684 FNMA 4.500 08/01/39 6,484
284,793 FNMA 4.500 08/01/39 276,639
83,979 FNMA 4.500 08/01/39 81,576
309,994 FNMA 5.000 08/01/39 306,535
2,686 FNMA 5.000 08/01/39 2,658
5,451 (e) FNMA LIBOR 12 M + 1.650% 5.900 08/01/39 5,480
3,092 (e) FNMA LIBOR 12 M + 1.690% 5.940 08/01/39 3,125
165,061 FNMA 4.000 09/01/39 155,775
17,367 FNMA 5.000 09/01/39 17,173
77,795 FNMA 5.500 09/01/39 78,081
46,144 FNMA 6.000 09/01/39 47,189
162,751 FNMA 6.500 10/01/39 168,714
7,388 FNMA 5.000 11/01/39 7,306
184,934 FNMA 4.000 12/01/39 174,531
20,784 FNMA 4.500 12/01/39 20,189
40,917 FNMA 4.500 12/01/39 39,746
661,581 FNMA 4.500 12/01/39 642,636
14,440 FNMA 4.500 01/01/40 14,027
16,170 FNMA 5.000 01/01/40 15,990
6,459 (e) FNMA LIBOR 12 M + 1.815% 6.158 01/01/40 6,653
102,141 FNMA 6.000 02/01/40 104,455
5,019,066 FNMA 2.500 03/01/40 4,389,303
132,744 FNMA 4.500 03/01/40 128,944
63,519 FNMA 4.500 03/01/40 61,700
6,311 FNMA 5.000 03/01/40 6,241
6,523,550 FNMA 2.500 04/01/40 5,699,588
6,452,178 FNMA 3.000 04/01/40 5,785,941
6,767 FNMA 4.500 04/01/40 6,573
221,009 FNMA 5.000 04/01/40 218,542
156,023 FNMA 5.000 04/01/40 154,281
4,964 FNMA 4.500 05/01/40 4,795
21,722 (e) FNMA LIBOR 12 M + 1.833% 6.230 05/01/40 22,385
3,827 (e) FNMA LIBOR 12 M + 1.790% 7.141 05/01/40 3,821
13,089 (e) FNMA LIBOR 12 M + 1.835% 7.210 05/01/40 13,163
5,843,411 FNMA 2.500 06/01/40 5,102,941
12,565 FNMA 4.500 07/01/40 12,205
14,306 FNMA 4.500 07/01/40 13,897
19,412 FNMA 5.000 07/01/40 19,195
123,416 FNMA 4.500 08/01/40 119,884
175,080 FNMA 4.500 08/01/40 170,069
126,212 FNMA 5.000 08/01/40 124,803
273,563 FNMA 4.500 09/01/40 265,728
112,474 FNMA 4.500 09/01/40 109,251
288,237 FNMA 6.000 09/01/40 294,759
41,220 FNMA 3.500 10/01/40 37,900
184,872 FNMA 4.000 10/01/40 174,464
405,065 FNMA 4.000 10/01/40 382,274
321,439 FNMA 4.500 10/01/40 312,231

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 381,425 FNMA 3.500% 11/01/40 $ 350,710
383,869 FNMA 4.000 11/01/40 362,256
433,018 FNMA 4.000 11/01/40 408,656
239,769 FNMA 4.000 11/01/40 226,269
45,844 FNMA 4.500 11/01/40 44,531
12,852,146 FNMA 2.000 12/01/40 10,847,093
123,190 FNMA 4.000 12/01/40 116,254
1,049,916 FNMA 4.500 12/01/40 1,019,852
22,980 (e) FNMA LIBOR 12 M + 1.823% 6.073 12/01/40 23,100
11,890 FNMA 3.500 01/01/41 10,933
4,403,881 FNMA 1.500 02/01/41 3,565,089
10,542,315 FNMA 2.000 02/01/41 8,869,921
52,611 FNMA 3.500 02/01/41 48,373
356,303 FNMA 4.000 02/01/41 336,252
13,641 (e) FNMA LIBOR 12 M + 1.826% 6.205 02/01/41 14,005
355,795 FNMA 4.000 03/01/41 335,762
14,953,917 FNMA 2.000 04/01/41 12,631,820
272,720 FNMA 4.500 04/01/41 264,907
238,526 FNMA 4.500 05/01/41 231,692
76,437 FNMA 4.500 05/01/41 74,247
161,320 FNMA 4.500 06/01/41 156,699
6,685,357 FNMA 2.000 07/01/41 5,622,680
225,819 FNMA 4.500 07/01/41 219,349
30,582 (e) FNMA LIBOR 12 M + 1.783% 6.449 07/01/41 31,520
11,613,719 FNMA 2.000 08/01/41 9,810,053
20,507,978 FNMA 1.500 09/01/41 16,540,896
3,926,892 FNMA 2.000 09/01/41 3,302,462
486,358 FNMA 4.000 09/01/41 458,968
314,622 FNMA 4.500 09/01/41 305,608
126,923 FNMA 5.500 09/01/41 127,388
12,232,632 FNMA 1.500 10/01/41 9,858,756
7,906,791 FNMA 2.000 10/01/41 6,619,710
17,132 (e) FNMA LIBOR 12 M + 1.815% 6.065 10/01/41 17,282
12,071,305 FNMA 2.000 11/01/41 10,101,729
174,323 FNMA 3.500 11/01/41 160,265
209,660 FNMA 3.500 11/01/41 192,753
7,827,386 FNMA 3.500 12/01/41 7,191,075
1,264,139 FNMA 3.500 12/01/41 1,162,203
214,219 FNMA 4.000 12/01/41 202,155
55,447 (e) FNMA LIBOR 12 M + 1.750% 6.000 12/01/41 57,513
12,089,863 FNMA 2.500 01/01/42 10,457,414
6,575,611 FNMA 2.000 03/01/42 5,494,645
597,532 FNMA 3.500 03/01/42 548,557
387,719 FNMA 4.000 03/01/42 365,902
6,386,489 FNMA 3.000 04/01/42 5,648,702
1,445,162 FNMA 3.500 04/01/42 1,324,762
536,880 FNMA 3.500 04/01/42 492,876
497,028 FNMA 4.500 04/01/42 482,799
528,987 FNMA 5.000 04/01/42 523,032
3,836,984 FNMA 2.500 05/01/42 3,287,293
358,287 FNMA 4.000 05/01/42 338,128
309,942 FNMA 5.000 05/01/42 306,101
450,107 FNMA 3.000 06/01/42 397,658
1,695,848 FNMA 3.500 06/01/42 1,550,013
1,383,720 FNMA 4.000 06/01/42 1,303,265
1,049,149 FNMA 4.000 06/01/42 987,713
2,464,188 FNMA 3.500 07/01/42 2,258,908
536,074 FNMA 4.500 07/01/42 520,062
589,348 FNMA 3.500 08/01/42 540,646
953,578 FNMA 3.000 09/01/42 841,873
1,213,804 FNMA 3.500 09/01/42 1,106,982

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,044,702 FNMA 4.500% 09/01/42 $ 5,871,761
2,215,932 FNMA 3.000 10/01/42 1,954,277
551,365 FNMA 3.500 10/01/42 502,298
1,041,100 FNMA 2.500 01/01/43 881,504
3,321,615 FNMA 3.000 01/01/43 2,929,656
3,728,248 FNMA 3.000 02/01/43 3,287,995
7,234,702 FNMA 3.000 04/01/43 6,380,276
10,238,315 FNMA 3.000 04/01/43 9,029,158
857,099 FNMA 3.000 04/01/43 755,885
2,546,421 FNMA 3.000 04/01/43 2,245,714
2,410,918 FNMA 3.000 06/01/43 2,126,170
61,387 (e) FNMA LIBOR 12 M + 1.695% 6.795 06/01/43 62,034
2,267,974 FNMA 3.000 07/01/43 2,000,102
5,722,706 FNMA 3.500 07/01/43 5,197,271
1,644,239 FNMA 3.500 07/01/43 1,493,779
22,556 (e) FNMA LIBOR 12 M + 1.550% 5.800 07/01/43 22,736
2,029,830 FNMA 3.000 08/01/43 1,790,106
1,071,350 FNMA 4.000 08/01/43 1,006,165
1,775,516 FNMA 3.000 09/01/43 1,565,821
1,839,107 FNMA 3.500 09/01/43 1,669,663
1,800,810 FNMA 3.500 10/01/43 1,636,018
164,686 FNMA 4.500 10/01/43 159,155
475,200 FNMA 4.000 11/01/43 445,421
995,144 FNMA 4.000 11/01/43 933,431
299,380 FNMA 4.500 12/01/43 289,325
1,099,823 FNMA 4.500 12/01/43 1,062,878
1,219,477 FNMA 4.000 01/01/44 1,143,220
15,566,508 FNMA 4.000 03/01/44 14,615,306
732,293 FNMA 4.000 05/01/44 685,942
758,824 FNMA 4.000 07/01/44 711,081
735,282 FNMA 4.000 07/01/44 688,836
498,043 FNMA 3.500 09/01/44 451,416
655,812 FNMA 4.000 09/01/44 614,148
1,684,786 FNMA 3.500 10/01/44 1,527,627
4,418,688 FNMA 5.000 11/01/44 4,366,679
684,651 FNMA 4.000 12/01/44 641,154
1,760,225 FNMA 3.000 01/01/45 1,552,040
5,921,224 FNMA 3.000 01/01/45 5,222,783
6,668,290 FNMA 3.500 01/01/45 6,062,844
2,761,160 FNMA 3.500 02/01/45 2,502,660
1,795,458 FNMA 3.000 04/01/45 1,574,650
2,343,032 FNMA 3.500 05/01/45 2,123,667
2,801,013 FNMA 3.500 07/01/45 2,538,599
2,880,034 FNMA 4.000 07/01/45 2,696,436
9,230,201 FNMA 3.500 09/01/45 8,409,062
4,252,201 FNMA 3.000 11/01/45 3,731,160
1,788,209 FNMA 3.500 11/01/45 1,620,629
5,528,551 FNMA 4.000 11/01/45 5,176,073
1,441,721 FNMA 3.500 12/01/45 1,305,864
4,860,427 FNMA 3.500 12/01/45 4,403,421
2,525,919 FNMA 3.500 12/01/45 2,288,162
7,063,029 FNMA 3.500 01/01/46 6,384,413
1,357,737 FNMA 3.500 02/01/46 1,229,934
3,704,172 FNMA 3.500 04/01/46 3,364,495
2,141,270 FNMA 4.500 05/01/46 2,068,693
1,902,938 FNMA 3.000 06/01/46 1,663,589
2,865,533 FNMA 3.500 07/01/46 2,581,232
4,992,289 FNMA 3.500 08/01/46 4,553,063
2,960,735 FNMA 4.000 08/01/46 2,771,383
3,013,410 FNMA 3.000 09/01/46 2,617,403
3,711,907 FNMA 3.000 10/01/46 3,239,142

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 13,561,399 FNMA 3.000% 11/01/46 $ 11,809,915
1,715,839 FNMA 3.500 12/01/46 1,553,066
22,933,898 FNMA 3.000 01/01/47 20,042,437
2,920,872 FNMA 3.000 02/01/47 2,553,391
1,907,998 FNMA 4.000 02/01/47 1,784,372
4,105,939 FNMA 3.000 03/01/47 3,556,794
2,483,057 FNMA 3.500 03/01/47 2,247,499
560,402 FNMA 4.000 03/01/47 524,151
440,519 FNMA 4.500 03/01/47 422,704
3,612,910 FNMA 3.000 04/01/47 3,170,224
5,729,852 FNMA 3.000 04/01/47 4,983,907
3,277,657 FNMA 3.500 04/01/47 2,954,719
1,653,003 FNMA 3.500 05/01/47 1,496,188
3,264,779 FNMA 3.500 07/01/47 2,972,410
12,612,810 FNMA 4.000 07/01/47 11,769,289
3,006,230 FNMA 3.500 10/01/47 2,715,576
16,797,776 FNMA 3.500 11/01/47 15,193,676
1,307,521 FNMA 4.500 11/01/47 1,252,603
1,665,750 FNMA 3.500 01/01/48 1,499,038
6,057,784 FNMA 4.000 01/01/48 5,646,513
947,723 FNMA 3.000 02/01/48 824,115
1,363,015 FNMA 3.500 02/01/48 1,226,196
9,465,362 FNMA 3.500 04/01/48 8,529,107
1,917,371 FNMA 4.000 04/01/48 1,785,814
163,743 FNMA 4.500 04/01/48 157,093
2,938,226 FNMA 3.500 06/01/48 2,652,754
4,962,732 FNMA 4.000 07/01/48 4,618,619
3,194,844 FNMA 4.500 07/01/48 3,056,299
1,802,450 FNMA 4.000 08/01/48 1,675,708
1,335,767 FNMA 4.000 10/01/48 1,241,211
1,805,668 FNMA 4.500 10/01/48 1,727,206
15,358,872 FNMA 3.000 11/01/48 13,406,863
3,697,664 FNMA 4.000 11/01/48 3,416,290
1,267,345 FNMA 4.500 11/01/48 1,211,482
1,355,326 FNMA 4.000 12/01/48 1,257,143
1,139,661 FNMA 4.500 01/01/49 1,087,490
3,004,824 FNMA 4.500 02/01/49 2,871,146
4,046,589 FNMA 4.000 04/01/49 3,749,934
3,564,181 FNMA 5.000 04/01/49 3,524,150
4,389,958 FNMA 3.500 07/01/49 3,925,299
15,830,379 FNMA 3.500 08/01/49 14,207,226
2,603,828 FNMA 4.000 08/01/49 2,410,064
9,709,831 FNMA 3.000 09/01/49 8,383,028
5,423,343 FNMA 3.000 12/01/49 4,682,225
12,135,710 FNMA 3.000 12/01/49 10,554,346
10,578,966 FNMA 3.000 12/01/49 9,133,381
13,123,533 FNMA 2.500 01/01/50 10,834,759
20,996,645 FNMA 3.000 02/01/50 18,145,359
9,716,856 FNMA 3.500 02/01/50 8,710,386
13,427,268 FNMA 3.000 03/01/50 11,572,331
19,305,398 FNMA 3.000 05/01/50 16,657,261
10,706,294 FNMA 3.000 06/01/50 9,230,298
7,989,707 FNMA 4.000 06/01/50 7,398,428
17,635,878 FNMA 2.500 07/01/50 14,548,998
4,517,326 FNMA 3.000 08/01/50 3,890,680
9,867,692 FNMA 4.000 08/01/50 9,121,092
28,461,123 FNMA 2.500 09/01/50 23,450,297
152,997,381 FNMA 2.500 10/01/50 126,029,185
19,409,031 FNMA 1.500 11/01/50 14,555,256
94,588,587 FNMA 2.000 11/01/50 74,676,482
13,700,869 FNMA 2.500 11/01/50 11,292,135

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 54,757,599 FNMA 1.500% 12/01/50 $ 41,072,224
100,262,746 FNMA 2.000 12/01/50 79,135,041
8,877,240 FNMA 2.500 12/01/50 7,311,534
76,042,252 FNMA 2.000 01/01/51 60,167,257
8,018,660 FNMA 1.500 02/01/51 5,996,220
7,249,585 FNMA 2.000 02/01/51 5,692,717
90,244,317 FNMA 2.500 02/01/51 74,093,834
36,722,127 FNMA 1.500 03/01/51 27,448,940
103,505,607 FNMA 2.000 03/01/51 81,303,957
21,015,811 FNMA 1.500 04/01/51 15,771,227
125,359,888 FNMA 2.000 04/01/51 98,541,704
31,623,020 FNMA 2.500 04/01/51 26,017,781
83,692,244 FNMA 2.000 05/01/51 65,818,290
3,307,967 FNMA 3.500 05/01/51 2,929,196
10,139,944 FNMA 1.500 06/01/51 7,566,942
77,261,888 FNMA 2.000 06/01/51 60,687,356
45,361,481 FNMA 2.500 06/01/51 37,266,736
49,323,585 FNMA 2.000 07/01/51 38,753,922
111,424,890 FNMA 2.000 08/01/51 87,544,545
90,888,475 FNMA 2.500 08/01/51 74,622,081
68,030,989 FNMA 2.000 09/01/51 53,406,247
39,683,703 FNMA 2.500 09/01/51 32,571,193
10,877,927 FNMA 1.500 11/01/51 8,119,156
89,423,232 FNMA 2.000 11/01/51 70,174,635
47,025,648 FNMA 2.500 11/01/51 38,573,052
77,623,352 FNMA 2.000 12/01/51 60,865,718
69,734,214 FNMA 2.000 12/01/51 54,656,327
85,169,880 FNMA 2.500 12/01/51 69,818,957
87,222,804 FNMA 2.500 01/01/52 71,296,860
54,351,112 FNMA 3.000 01/01/52 46,485,021
63,221,541 FNMA 2.000 02/01/52 49,530,681
15,388,496 FNMA 3.500 02/01/52 13,722,843
48,130,207 FNMA 2.000 03/01/52 37,753,272
73,881,891 FNMA 2.500 03/01/52 60,454,889
8,167,252 FNMA 3.500 03/01/52 7,255,371
13,575,370 FNMA 2.000 04/01/52 10,637,776
27,805,821 FNMA 2.500 04/01/52 22,767,943
10,152,173 FNMA 3.000 04/01/52 8,647,516
8,493,140 FNMA 3.500 04/01/52 7,522,571
45,464,893 FNMA 2.500 05/01/52 37,227,589
24,591,330 FNMA 3.000 05/01/52 20,944,731
6,999,337 FNMA 3.500 05/01/52 6,199,484
53,107,177 FNMA 4.000 05/01/52 48,680,877
9,056,142 FNMA 2.500 06/01/52 7,410,993
8,190,786 FNMA 3.000 06/01/52 6,976,244
7,568,379 FNMA 3.500 06/01/52 6,703,513
13,168,255 FNMA 4.000 06/01/52 12,058,961
30,113,961 FNMA 4.500 06/01/52 28,431,035
10,879,635 FNMA 3.000 07/01/52 9,265,544
17,111,365 FNMA 3.000 07/01/52 14,571,403
5,255,831 FNMA 3.500 07/01/52 4,655,083
26,521,768 FNMA 3.500 07/01/52 23,489,643
8,955,664 FNMA 4.000 07/01/52 8,195,812
38,295,222 FNMA 4.000 07/01/52 35,063,375
8,781,076 FNMA 4.500 07/01/52 8,290,334
22,077,198 FNMA 4.500 07/01/52 20,816,072
21,379,742 FNMA 5.000 07/01/52 20,713,903
12,166,567 FNMA 2.500 08/01/52 9,947,422
4,278,985 FNMA 5.000 08/01/52 4,145,721
18,411,032 FNMA 3.500 09/01/52 16,302,922
4,796,174 FNMA 4.000 09/01/52 4,393,779

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 27,804,294 FNMA 4.500% 09/01/52 $ 26,233,888
24,266,439 FNMA 5.000 09/01/52 23,502,564
4,313,184 FNMA 3.000 10/01/52 3,672,959
8,195,030 FNMA 4.000 10/01/52 7,499,701
50,993,217 FNMA 4.500 10/01/52 48,143,369
25,041,922 FNMA 5.000 10/01/52 24,245,259
14,173,161 FNMA 5.500 10/01/52 14,010,059
16,003,416 FNMA 3.000 11/01/52 13,625,429
14,513,258 FNMA 3.500 11/01/52 12,852,903
12,246,410 FNMA 4.000 11/01/52 11,213,440
13,392,164 FNMA 4.500 11/01/52 12,631,811
29,713,690 FNMA 5.000 11/01/52 28,793,053
8,690,519 FNMA 5.500 11/01/52 8,597,409
8,305,183 FNMA 6.000 11/01/52 8,363,496
2,923,892 FNMA 4.000 12/01/52 2,676,695
14,116,556 FNMA 5.500 12/01/52 13,929,674
14,578,453 FNMA 5.500 01/01/53 14,407,085
20,202,265 FNMA 6.000 01/01/53 20,301,101
5,385,062 FNMA 6.500 01/01/53 5,498,126
14,812,844 FNMA 5.000 02/01/53 14,330,529
18,450,481 FNMA 5.500 02/01/53 18,210,749
8,936,380 FNMA 6.000 02/01/53 8,970,557
703,533 FNMA 7.000 02/01/53 723,736
2,048,002 FNMA 3.500 03/01/53 1,813,501
2,029,540 FNMA 4.000 03/01/53 1,857,545
2,895,553 FNMA 4.500 03/01/53 2,730,548
2,894,082 FNMA 5.000 03/01/53 2,799,848
6,698,242 FNMA 6.000 03/01/53 6,726,329
3,044,098 FNMA 6.500 03/01/53 3,107,547
2,140,099 FNMA 3.500 04/01/53 1,895,052
2,758,358 FNMA 5.000 04/01/53 2,668,117
7,122,517 FNMA 5.500 04/01/53 7,030,024
3,455,884 FNMA 6.000 04/01/53 3,472,513
1,637,215 FNMA 6.500 04/01/53 1,669,757
6,142,782 FNMA 4.000 05/01/53 5,622,195
10,572,739 FNMA 5.000 05/01/53 10,219,495
25,692,860 FNMA 5.500 05/01/53 25,350,665
9,889,888 FNMA 4.500 06/01/53 9,325,188
12,978,837 FNMA 5.000 06/01/53 12,545,204
7,564,346 FNMA 5.500 06/01/53 7,463,730
19,320,369 FNMA 5.000 07/01/53 18,676,166
36,494,000 FNMA 5.500 07/01/53 35,997,729
28,382,220 FNMA 6.000 07/01/53 28,483,952
7,596,303 FNMA 6.500 07/01/53 7,744,871
19,158,932 FNMA 5.000 08/01/53 18,523,735
24,331,505 FNMA 5.500 08/01/53 24,000,626
2,974,330 FNMA 6.000 08/01/53 2,984,099
5,149,414 FNMA 6.500 08/01/53 5,249,274
19,910,056 FNMA 5.500 10/01/53 19,639,300
21,012,660 FNMA 6.000 10/01/53 21,075,294
8,882,222 FNMA 6.500 10/01/53 9,044,588
5,066,571 FNMA 5.000 11/01/53 4,897,682
37,528,420 FNMA 6.000 12/01/53 37,644,138
39,653,554 FNMA 6.500 12/01/53 40,371,354
14,499,082 FNMA 7.000 12/01/53 14,918,260
8,794,410 FNMA 7.000 01/01/54 9,045,602
7,105,698 FNMA 5.500 02/01/54 7,009,472
14,221,457 FNMA 6.000 02/01/54 14,263,801
29,276,260 FNMA 6.500 02/01/54 29,800,371
8,050,147 FNMA 5.500 03/01/54 7,940,670
12,437,557 FNMA 6.000 03/01/54 12,474,634

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,734,201 FNMA 6.500% 03/01/54 $ 4,818,954
8,076,761 FNMA 7.000 03/01/54 8,307,161
5,302,567 FNMA 4.500 04/01/54 4,999,625
4,718,347 FNMA 6.500 04/01/54 4,802,816
5,210,000 FNMA 5.000 06/01/54 5,035,913
21,269,525 FNMA 5.500 06/01/54 20,981,359
20,935,000 FNMA 6.000 06/01/54 20,997,413
9,775,000 FNMA 6.500 06/01/54 9,949,994
10,060,000 FNMA 5.500 07/01/54 9,923,186
14,860,000 FNMA 6.000 07/01/54 14,904,303
4,875,000 FNMA 6.500 07/01/54 4,962,273
1,524,234 FNMA 3.500 07/01/55 1,379,634
340 Government National Mortgage Association (GNMA) 4.000 08/15/24 339
329 GNMA 4.500 01/15/25 327
5,590 GNMA 4.000 08/15/25 5,536
3,233 GNMA 3.500 03/15/26 3,187
4,000 GNMA 4.000 04/15/26 3,955
5,064 GNMA 4.000 06/20/26 4,992
8,536 GNMA 3.500 11/20/26 8,364
43,060 GNMA 3.000 12/15/26 42,000
160,703 GNMA 2.500 04/20/27 155,329
139,346 GNMA 2.500 09/20/27 134,270
63 GNMA 6.500 09/15/28 64
580 GNMA 6.500 11/15/28 590
102 GNMA 7.500 11/15/28 102
250,433 GNMA 3.500 11/20/28 243,293
3,561 GNMA 8.500 10/15/30 3,576
1,194 GNMA 8.500 10/20/30 1,240
159 GNMA 8.500 12/15/30 169
159 GNMA 7.000 06/20/31 161
1,490,371 GNMA 3.000 08/20/32 1,409,938
62,522 GNMA 6.000 10/15/32 64,865
8,201 GNMA 5.500 12/20/32 8,423
23,659 GNMA 5.500 05/15/33 23,842
2,055 GNMA 5.000 07/15/33 2,026
8,331 GNMA 5.500 07/15/33 8,461
2,283 GNMA 5.000 07/20/33 2,285
11,177 GNMA 5.000 08/15/33 11,019
38,107 GNMA 5.500 09/15/33 38,894
32,291 GNMA 6.000 11/20/33 33,180
13,711 GNMA 5.500 05/20/34 14,026
20,296 GNMA 6.000 09/20/34 20,751
1,367 GNMA 5.000 10/20/34 1,365
38,839 GNMA 5.500 11/15/34 39,541
18,552 GNMA 6.500 01/15/35 18,860
11,192 GNMA 5.500 02/20/35 11,385
211,679 GNMA 5.000 03/20/35 211,336
61,088 GNMA 5.000 04/15/35 60,644
63,833 GNMA 5.500 05/20/35 65,381
2,217 GNMA 5.000 09/20/35 2,212
2,816 GNMA 5.000 11/15/35 2,822
1,788 GNMA 5.000 11/15/35 1,791
18,156 GNMA 5.500 02/20/36 18,597
2,688 GNMA 5.500 03/15/36 2,737
5,867 GNMA 5.500 05/20/36 5,979
1,960 GNMA 6.500 06/15/36 2,039
57,205 GNMA 5.500 06/20/36 58,594
3,385 GNMA 5.000 09/15/36 3,392
1,939 GNMA 6.000 09/15/36 1,973
5,560 GNMA 6.000 10/20/36 5,763
3,585 GNMA 5.000 12/15/36 3,592

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,334 GNMA 6.000% 01/20/37 $ 3,456
52,476 GNMA 5.500 02/15/37 53,426
12,556 GNMA 6.000 02/20/37 13,014
82,649 GNMA 6.000 04/15/37 85,249
37,835 GNMA 6.000 04/20/37 38,517
5,308 GNMA 6.000 06/15/37 5,418
6,816 GNMA 6.000 08/20/37 7,065
5,720 GNMA 6.500 08/20/37 6,030
26,278 GNMA 6.500 11/20/37 27,313
10,044 GNMA 6.000 12/15/37 10,410
1,440 GNMA 5.000 02/20/38 1,437
33,062 GNMA 5.000 04/15/38 32,995
804 GNMA 5.500 05/20/38 813
5,429 GNMA 5.500 06/15/38 5,527
17,419 GNMA 6.000 06/20/38 18,055
15,560 GNMA 5.500 07/15/38 15,842
120,347 GNMA 5.000 07/20/38 119,562
121,839 GNMA 5.500 07/20/38 124,572
4,233 GNMA 5.500 08/15/38 4,310
39,456 GNMA 6.000 08/15/38 40,895
39,147 GNMA 6.000 08/15/38 39,847
11,777 GNMA 6.000 08/20/38 12,207
46,992 GNMA 6.000 09/20/38 49,162
30,073 GNMA 5.000 10/15/38 29,961
4,171 GNMA 5.500 10/15/38 4,232
6,138 GNMA 6.500 10/20/38 6,231
2,521 GNMA 6.500 10/20/38 2,649
667 GNMA 5.500 11/15/38 679
11,163 GNMA 6.500 11/20/38 11,591
40,394 GNMA 6.000 12/15/38 41,868
670 GNMA 6.500 12/15/38 686
8,980 GNMA 5.000 01/15/39 9,005
192,352 GNMA 4.500 01/20/39 187,856
26,785 GNMA 6.500 01/20/39 28,446
7,300 GNMA 5.000 02/15/39 7,313
626 GNMA 6.000 02/15/39 630
6,613 GNMA 4.500 03/15/39 6,451
88,945 GNMA 4.500 03/15/39 85,719
2,559 GNMA 4.500 03/20/39 2,499
51,973 GNMA 5.500 03/20/39 53,749
4,398 GNMA 4.500 04/15/39 4,274
98,035 GNMA 5.500 04/15/39 99,210
1,760 GNMA 5.000 04/20/39 1,759
7,223 GNMA 4.000 05/15/39 6,821
123,819 GNMA 4.500 05/15/39 120,631
65,514 GNMA 5.000 05/15/39 65,386
8,848 GNMA 4.000 05/20/39 8,406
22,434 GNMA 4.500 05/20/39 21,910
530,109 GNMA 5.000 05/20/39 528,300
3,723 GNMA 4.500 06/15/39 3,632
319,593 GNMA 4.500 06/15/39 314,894
513,892 GNMA 5.000 06/15/39 511,657
414,273 GNMA 5.000 06/15/39 408,979
8,624 GNMA 5.000 06/15/39 8,646
3,515 GNMA 5.000 06/15/39 3,518
3,913 GNMA 5.000 06/15/39 3,924
5,097 GNMA 4.000 06/20/39 4,843
3,337 GNMA 5.000 06/20/39 3,336
380,178 GNMA 4.000 07/15/39 356,940
4,117 GNMA 4.500 07/15/39 3,967
11,120 GNMA 4.500 07/15/39 10,715

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 440,078 GNMA 4.500% 07/15/39 $ 428,746
6,309 GNMA 5.000 07/15/39 6,314
48,884 GNMA 4.500 07/20/39 47,741
45,619 GNMA 5.000 07/20/39 45,603
5,358 GNMA 5.500 07/20/39 5,489
22,047 GNMA 4.000 08/15/39 20,772
43,631 GNMA 5.000 08/15/39 43,013
1,604 GNMA 5.500 08/15/39 1,617
16,831 GNMA 6.000 08/15/39 17,035
14,877 GNMA 4.000 08/20/39 14,134
11,712 GNMA 5.000 08/20/39 11,708
15,838 GNMA 5.000 09/20/39 15,881
3,512 GNMA 4.500 10/15/39 3,381
1,848 GNMA 5.000 10/15/39 1,848
4,953 GNMA 4.500 10/20/39 4,837
10,386 GNMA 4.500 11/15/39 10,112
7,281 GNMA 4.500 11/20/39 7,108
8,824 GNMA 5.000 11/20/39 8,821
252,836 GNMA 4.500 12/15/39 246,028
7,373 GNMA 4.500 12/20/39 7,197
277,768 GNMA 5.000 12/20/39 277,668
240,917 GNMA 4.500 01/20/40 235,162
4,325 GNMA 5.500 01/20/40 4,430
162,525 GNMA 5.500 02/15/40 165,471
21,486 GNMA 4.000 03/15/40 20,378
3,791 GNMA 5.000 03/15/40 3,731
1,287 GNMA 4.500 04/15/40 1,249
35,965 GNMA 5.000 04/15/40 35,417
9,831 GNMA 4.500 04/20/40 9,593
1,521 GNMA 4.500 05/15/40 1,477
44,358 GNMA 5.000 05/15/40 44,132
74,584 (e) GNMA DGS1 + 1.500% 3.875 05/20/40 74,810
2,029 GNMA 4.500 05/20/40 1,980
967,238 GNMA 4.500 06/15/40 940,951
3,048 GNMA 4.500 06/15/40 2,964
2,647 GNMA 4.500 06/15/40 2,571
51,055 GNMA 5.000 06/20/40 51,007
27,431 GNMA 4.500 07/15/40 26,385
87,573 GNMA 4.500 07/15/40 85,061
344,484 GNMA 4.500 07/20/40 336,041
10,417 GNMA 5.000 07/20/40 10,407
73,707 GNMA 4.000 08/15/40 69,324
372,127 GNMA 4.000 08/15/40 348,872
32,325 GNMA 4.500 08/15/40 31,500
25,306 GNMA 4.500 08/20/40 24,686
22,660 GNMA 4.500 09/20/40 22,088
7,943 GNMA 5.500 09/20/40 8,136
6,921 GNMA 6.500 09/20/40 7,040
11,457 GNMA 4.000 10/15/40 10,776
17,401 GNMA 6.000 10/20/40 18,036
136,475 GNMA 4.000 11/15/40 128,357
293,956 GNMA 4.000 11/20/40 279,283
72,678 GNMA 3.500 12/15/40 66,856
131,457 GNMA 5.500 12/20/40 134,646
382,942 GNMA 4.000 01/15/41 362,393
799,045 GNMA 4.000 01/20/41 759,177
77,774 GNMA 4.000 02/15/41 73,531
219,405 GNMA 4.500 02/20/41 214,005
130,283 GNMA 4.500 03/15/41 126,666
247,757 GNMA 4.500 04/20/41 241,659
56,195 GNMA 5.000 04/20/41 55,831

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 16,434 (e) GNMA DGS1 + 1.500% 3.875% 06/20/41 $ 16,495
50,131 GNMA 4.000 07/15/41 47,395
102,864 GNMA 4.000 07/20/41 97,731
352,062 GNMA 4.500 07/20/41 343,396
307,640 GNMA 5.000 07/20/41 307,526
78,790 GNMA 4.500 08/15/41 76,390
152,135 GNMA 5.000 08/20/41 152,080
201,335 GNMA 4.000 09/15/41 188,664
10,363 (e) GNMA DGS1 + 1.500% 3.625 09/20/41 10,333
479,609 GNMA 4.000 09/20/41 455,673
35,231 GNMA 4.000 10/15/41 33,309
21,057 (e) GNMA DGS1 + 1.500% 3.750 10/20/41 20,910
12,000 (e) GNMA DGS1 + 1.500% 3.750 10/20/41 11,917
613,952 GNMA 4.000 10/20/41 583,312
87,320 GNMA 5.500 10/20/41 89,438
172,647 GNMA 3.500 11/15/41 159,348
431,545 GNMA 4.000 11/15/41 405,872
808,227 GNMA 4.500 11/20/41 788,331
379,817 GNMA 5.000 11/20/41 379,681
84,264 GNMA 6.000 11/20/41 87,339
439,836 GNMA 3.500 01/20/42 403,079
54,656 (e) GNMA DGS1 + 1.500% 4.625 02/20/42 54,621
209,604 GNMA 3.500 03/20/42 192,119
398,847 GNMA 4.500 03/20/42 389,029
384,553 GNMA 3.500 04/15/42 354,570
856,651 GNMA 3.500 05/20/42 774,112
1,991,586 GNMA 3.500 05/20/42 1,825,897
461,924 GNMA 4.000 05/20/42 438,873
817,560 GNMA 3.500 07/15/42 751,529
465,231 GNMA 3.500 07/20/42 426,631
76,944 (e) GNMA DGS1 + 1.500% 3.625 07/20/42 76,764
617,585 GNMA 3.000 08/20/42 553,437
841,681 GNMA 3.500 08/20/42 764,813
1,945,765 GNMA 3.500 08/20/42 1,784,326
402,550 GNMA 6.000 08/20/42 417,244
788,376 GNMA 3.500 10/20/42 723,084
915,970 GNMA 3.000 11/20/42 814,159
898,983 GNMA 3.000 12/20/42 789,653
1,075,646 GNMA 3.000 12/20/42 956,086
572,427 GNMA 3.000 01/15/43 511,109
2,495,213 GNMA 3.000 01/15/43 2,228,032
802,422 GNMA 3.000 01/20/43 713,250
1,372,947 GNMA 3.000 02/20/43 1,220,371
1,065,585 GNMA 3.000 02/20/43 950,089
233,762 GNMA 3.000 04/15/43 208,719
255,528 GNMA 5.000 04/20/43 255,435
540,510 GNMA 3.000 05/20/43 480,438
823,510 GNMA 3.000 06/20/43 731,985
2,086,644 GNMA 3.500 06/20/43 1,885,475
1,798,795 GNMA 3.000 07/20/43 1,598,868
851,887 GNMA 3.500 07/20/43 781,598
3,554,369 GNMA 4.500 08/20/43 3,465,775
1,177,511 GNMA 3.500 09/20/43 1,080,587
377,983 GNMA 4.000 09/20/43 358,479
4,921,898 GNMA 3.500 10/20/43 4,517,001
2,252,471 GNMA 4.000 10/20/43 2,139,562
211,568 GNMA 3.500 11/20/43 194,087
406,668 GNMA 4.000 11/20/43 385,640
390,054 GNMA 4.500 12/20/43 378,528
429,687 GNMA 4.500 01/20/44 417,211
506,344 GNMA 3.500 02/20/44 464,017

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 688,362 GNMA 4.000% 02/20/44 $ 653,570
686,099 GNMA 4.000 05/20/44 651,350
721,929 GNMA 4.000 06/20/44 682,093
1,845,771 GNMA 3.500 07/20/44 1,686,158
5,750,190 GNMA 3.500 10/20/44 5,251,732
604,315 GNMA 4.500 10/20/44 586,455
1,320,506 GNMA 3.500 11/20/44 1,205,967
1,665,591 GNMA 3.000 12/20/44 1,480,501
3,080,281 GNMA 4.000 12/20/44 2,919,824
4,132,552 GNMA 3.500 02/20/45 3,773,293
2,477,784 GNMA 4.000 03/20/45 2,350,226
1,693,623 GNMA 3.000 04/20/45 1,505,390
3,615,602 GNMA 3.000 06/20/45 3,212,440
8,253,585 GNMA 3.000 07/20/45 7,326,053
2,816,393 GNMA 4.000 10/20/45 2,656,034
4,750,116 GNMA 4.000 11/20/45 4,475,441
2,125,939 GNMA 3.000 12/20/45 1,885,048
1,898,437 GNMA 3.500 12/20/45 1,731,248
10,171,227 GNMA 3.000 03/20/46 9,008,444
3,567,275 GNMA 3.000 04/20/46 3,155,596
2,164,533 GNMA 4.000 04/20/46 2,039,552
9,544,855 GNMA 3.000 05/20/46 8,439,892
5,882,542 GNMA 3.500 05/20/46 5,358,779
2,182,613 GNMA 3.000 06/20/46 1,929,658
1,326,192 GNMA 3.500 06/20/46 1,207,904
1,651,876 GNMA 3.000 07/20/46 1,460,216
2,827,354 GNMA 3.500 08/20/46 2,575,164
1,599,399 GNMA 3.000 09/20/46 1,413,414
6,549,487 GNMA 3.500 09/20/46 5,965,288
3,140,283 GNMA 3.000 10/20/46 2,774,711
1,736,183 GNMA 3.000 12/20/46 1,533,615
10,833,203 GNMA 3.000 01/20/47 9,571,788
1,241,848 GNMA 4.000 01/20/47 1,166,414
2,671,451 GNMA 4.000 04/20/47 2,502,039
2,846,208 GNMA 3.500 05/20/47 2,586,799
1,440,869 GNMA 3.500 06/20/47 1,309,375
1,832,233 GNMA 3.000 07/20/47 1,621,047
3,274,787 GNMA 4.500 07/20/47 3,161,832
3,438,114 GNMA 3.000 08/20/47 3,034,649
3,822,140 GNMA 3.500 08/20/47 3,473,222
6,803,627 GNMA 3.000 09/20/47 6,004,333
8,598,532 GNMA 4.000 09/20/47 8,062,478
6,143,436 GNMA 3.500 11/20/47 5,575,160
4,545,718 GNMA 3.500 12/20/47 4,123,393
2,893,350 GNMA 3.500 01/20/48 2,625,173
3,619,609 GNMA 4.000 05/20/48 3,386,096
2,705,880 GNMA 4.000 06/20/48 2,530,475
6,237,408 GNMA 3.500 07/20/48 5,667,819
2,795,778 GNMA 4.000 08/20/48 2,614,112
1,918,983 GNMA 5.000 08/20/48 1,893,447
1,797,480 GNMA 4.500 09/20/48 1,731,452
1,535,089 GNMA 5.000 10/20/48 1,516,791
1,258,525 GNMA 4.500 11/20/48 1,212,164
2,883,586 GNMA 3.500 04/20/49 2,614,318
9,721,628 GNMA 4.500 04/20/49 9,362,120
2,988,036 GNMA 4.000 05/20/49 2,790,792
1,897,378 GNMA 3.500 06/20/49 1,718,312
4,270,375 GNMA 3.500 09/20/49 3,855,539
3,081,994 GNMA 3.500 11/20/49 2,797,800
24,455,895 GNMA 2.500 12/20/49 20,669,667
54,606,836 GNMA 3.000 02/20/50 47,775,195

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,658,735 GNMA 3.500% 02/20/50 $ 6,044,830
9,426,429 GNMA 3.500 04/20/50 8,534,088
9,028,874 GNMA 3.000 05/20/50 7,897,405
9,133,501 GNMA 2.500 08/20/50 7,702,026
14,695,644 GNMA 2.500 10/20/50 12,383,287
38,804,018 GNMA 2.000 11/20/50 31,448,087
20,567,694 GNMA 2.500 12/20/50 17,331,336
22,740,656 GNMA 2.000 01/20/51 18,420,100
5,668,894 GNMA 2.500 01/20/51 4,774,354
20,206,092 GNMA 2.000 02/20/51 16,359,228
3,833,541 GNMA 1.500 04/20/51 2,989,790
16,046,493 GNMA 2.000 04/20/51 12,988,424
36,851,713 GNMA 2.500 04/20/51 30,975,827
13,804,902 GNMA 2.500 05/20/51 11,603,705
5,749,493 GNMA 2.000 06/20/51 4,653,735
3,334,587 GNMA 3.000 06/20/51 2,909,557
65,876,546 GNMA 2.500 07/20/51 55,372,050
5,946,515 GNMA 2.000 08/20/51 4,813,153
19,130,662 GNMA 2.500 08/20/51 16,084,500
7,495,431 GNMA 3.000 08/20/51 6,540,628
23,361,828 GNMA 2.500 09/20/51 19,641,766
149,052,740 GNMA 2.000 11/20/51 120,643,334
16,592,218 GNMA 2.000 12/20/51 13,429,683
24,485,721 GNMA 2.500 12/20/51 20,585,202
23,925,760 GNMA 3.000 12/20/51 20,860,939
4,116,469 GNMA 3.500 01/20/52 3,699,727
12,582,581 GNMA 2.500 02/20/52 10,577,159
20,489,125 GNMA 3.500 02/20/52 18,396,024
9,042,108 GNMA 2.000 04/20/52 7,321,885
23,851,218 GNMA 2.500 04/20/52 20,048,107
17,126,468 GNMA 3.000 04/20/52 14,920,681
15,891,993 GNMA 2.000 05/20/52 12,868,593
13,626,262 GNMA 2.500 05/20/52 11,454,231
8,037,371 GNMA 3.000 05/20/52 7,002,205
8,767,721 GNMA 4.000 05/20/52 8,102,112
10,428,384 GNMA 3.000 06/20/52 9,085,270
8,818,596 GNMA 4.000 06/20/52 8,154,512
3,074,087 GNMA 3.000 07/20/52 2,681,467
15,008,423 GNMA 3.500 07/20/52 13,475,117
4,428,802 GNMA 4.500 07/20/52 4,217,281
4,399,761 GNMA 3.500 08/20/52 3,950,263
8,997,551 GNMA 4.000 08/20/52 8,314,461
6,502,613 GNMA 4.500 08/20/52 6,197,422
4,395,983 GNMA 5.000 08/20/52 4,288,026
5,492,525 GNMA 3.500 09/20/52 4,931,375
11,645,001 GNMA 4.000 09/20/52 10,760,912
36,215,778 GNMA 4.500 09/20/52 34,480,496
4,413,557 GNMA 5.000 09/20/52 4,301,689
8,445,565 GNMA 5.500 09/20/52 8,390,791
7,017,238 GNMA 3.500 10/20/52 6,300,299
19,543,277 GNMA 4.000 10/20/52 18,059,554
1,994,126 GNMA 3.500 11/20/52 1,790,396
4,580,997 GNMA 4.500 11/20/52 4,360,324
28,532,087 GNMA 5.000 11/20/52 27,824,076
8,932,185 GNMA 5.500 11/20/52 8,872,425
9,769,423 GNMA 3.500 12/20/52 8,771,388
1,058,676 GNMA 4.000 12/20/52 978,303
7,881,512 GNMA 5.500 12/20/52 7,825,512
4,801,928 GNMA 6.000 12/20/52 4,824,968
2,752,611 GNMA 5.000 01/20/53 2,682,969
7,160,561 GNMA 6.000 01/20/53 7,194,918

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,637,557 GNMA 6.500% 01/20/53 $ 4,709,698
5,313,641 GNMA 2.500 02/20/53 4,471,092
4,565,642 GNMA 3.000 02/20/53 3,992,241
1,909,396 GNMA 4.000 02/20/53 1,764,442
5,686,844 GNMA 5.000 02/20/53 5,541,841
5,461,774 GNMA 5.500 02/20/53 5,421,253
2,932,705 GNMA 4.500 03/20/53 2,790,610
19,221,246 GNMA 5.000 03/20/53 18,726,199
5,365,221 GNMA 5.500 03/20/53 5,325,417
3,205,748 GNMA 6.000 03/20/53 3,221,130
4,001,250 GNMA 4.000 04/20/53 3,697,482
2,494,698 GNMA 5.500 04/20/53 2,476,190
4,935,568 GNMA 4.500 05/20/53 4,694,899
15,606,479 GNMA 5.000 05/20/53 15,196,647
3,253,842 GNMA 3.500 06/20/53 2,934,719
17,132,484 GNMA 5.500 06/20/53 17,005,504
5,270,184 GNMA 6.500 06/20/53 5,354,739
11,147,743 GNMA 4.500 07/20/53 10,599,551
4,786,386 GNMA 5.500 07/20/53 4,750,877
8,059,500 GNMA 6.000 07/20/53 8,098,171
12,932,631 GNMA 5.500 08/20/53 12,836,685
2,753,322 GNMA 6.000 08/20/53 2,766,532
2,439,070 GNMA 7.000 08/20/53 2,489,759
11,594,222 GNMA 6.000 09/20/53 11,649,852
13,995,344 GNMA 6.000 11/20/53 14,062,496
11,973,250 GNMA 6.500 11/20/53 12,152,218
6,148,743 GNMA 7.000 11/20/53 6,268,295
6,662,432 GNMA 7.000 12/20/53 6,787,917
12,221,805 GNMA 5.500 01/20/54 12,131,133
3,926,229 GNMA 6.000 01/20/54 3,945,067
13,465,026 GNMA 6.500 01/20/54 13,664,627
3,097,023 GNMA 4.500 02/20/54 2,944,084
9,120,791 GNMA 5.000 02/20/54 8,881,263
2,964,110 GNMA 6.000 02/20/54 2,978,333
2,916,092 GNMA 6.500 02/20/54 2,959,319
4,912,243 GNMA 6.000 03/20/54 4,935,813
3,188,241 GNMA 5.000 04/20/54 3,104,511
3,085,510 GNMA 5.500 04/20/54 3,062,619
6,927,403 GNMA 6.000 04/20/54 6,960,642
3,100,000 GNMA 5.000 05/20/54 3,018,587
17,051,997 GNMA 5.500 05/20/54 16,925,490
5,260,000 GNMA 4.500 06/20/54 5,000,242
9,900,000 GNMA 6.000 06/20/54 9,947,502
4,900,000 GNMA 6.500 06/20/54 4,972,886
TOTAL MORTGAGE BACKED 6,121,426,331
MUNICIPAL BONDS - 0.6%
200,000 Alabama Economic Settlement Authority 4.263 09/15/32 192,446
250,000 Alabama Federal Aid Highway Finance Authority 2.650 09/01/37 195,476
300,000 American Municipal Power, Inc 7.834 02/15/41 362,744
455,000 American Municipal Power, Inc 6.270 02/15/50 482,593
1,165,000 American Municipal Power, Inc 8.084 02/15/50 1,520,909
1,000,000 Bay Area Toll Authority 6.918 04/01/40 1,125,702
2,000,000 Bay Area Toll Authority 6.263 04/01/49 2,163,870
755,000 Bay Area Toll Authority 3.126 04/01/55 515,109
200,000 Board of Regents of the University of Texas System 3.852 08/15/46 164,664
700,000 Board of Regents of the University of Texas System 4.794 08/15/46 670,649
750,000 Board of Regents of the University of Texas System 2.439 08/15/49 462,698
500,000 California Earthquake Authority 5.603 07/01/27 499,523
100,000 California Health Facilities Financing Authority 4.190 06/01/37 91,181
100,000 California Health Facilities Financing Authority 4.353 06/01/41 89,481
200,000 California Institute of Technology 4.321 08/01/45 177,729

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 750,000 California Institute of Technology 3.650% 09/01/19 $ 496,709
200,000 California State University 3.899 11/01/47 165,179
1,000,000 California State University 2.897 11/01/51 709,242
750,000 California State University 2.975 11/01/51 510,474
950,000 California State University 2.939 11/01/52 649,995
2,000,000 California State University 5.183 11/01/53 1,967,180
720,000 Central Puget Sound Regional Transit Authority 5.491 11/01/39 728,469
1,665,000 Charlotte-Mecklenburg Hospital Authority 3.204 01/15/51 1,172,530
2,250,000 Chicago O'Hare International Airport 6.395 01/01/40 2,423,088
200,000 Chicago O'Hare International Airport 4.472 01/01/49 180,163
200,000 Chicago O'Hare International Airport 4.572 01/01/54 181,564
680,000 City of Atlanta GA Water & Wastewater Revenue 2.257 11/01/35 539,915
690,000 City of Houston TX 3.961 03/01/47 588,900
140,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4.242 05/15/48 120,820
345,000 City of New York NY 5.263 10/01/52 351,799
1,440,000 City of New York NY 5.828 10/01/53 1,573,696
1,000,000 City of Riverside CA 3.857 06/01/45 853,370
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5.808 02/01/41 766,168
875,000 City of Tucson AZ 2.856 07/01/47 634,773
150,000 Colorado Bridge Enterprise 6.078 12/01/40 157,598
200,000 Commonwealth Financing Authority 4.014 06/01/33 188,418
100,000 Commonwealth Financing Authority 3.864 06/01/38 90,329
100,000 Commonwealth Financing Authority 4.144 06/01/38 91,863
645,000 Commonwealth Financing Authority 3.807 06/01/41 549,991
825,000 Commonwealth Financing Authority 2.991 06/01/42 619,722
1,000,000 Commonwealth of Massachusetts 3.769 07/15/29 962,643
659,427 Commonwealth of Massachusetts 4.110 07/15/31 647,837
100,000 Commonwealth of Massachusetts 3.277 06/01/46 78,109
750,000 Commonwealth of Massachusetts 2.900 09/01/49 522,143
500,000 Commonwealth of Massachusetts Transportation Fund
Revenue
5.731 06/01/40 507,625
130,000 County of Broward FL Airport System Revenue 3.477 10/01/43 106,951
200,000 County of Clark Department of Aviation 6.820 07/01/45 225,301
135,000 County of Miami-Dade FL Aviation Revenue 4.280 10/01/41 119,122
510,000 County of Miami-Dade Seaport Department 6.224 11/01/55 542,788
1,000,000 County of Riverside CA 3.818 02/15/38 913,963
1,485,000 Dallas Area Rapid Transit 2.613 12/01/48 1,010,420
750,000 Dallas Area Rapid Transit 5.022 12/01/48 708,457
250,000 Dallas Fort Worth International Airport 2.994 11/01/38 209,103
235,000 Dallas Fort Worth International Airport 3.089 11/01/40 186,344
100,000 Dallas Fort Worth International Airport 3.144 11/01/45 74,604
255,000 Dallas Fort Worth International Airport 2.843 11/01/46 182,356
210,000 Dallas Fort Worth International Airport 2.919 11/01/50 148,816
235,000 Dallas Fort Worth International Airport 4.087 11/01/51 195,383
445,000 Dallas Fort Worth International Airport 4.507 11/01/51 395,637
350,000 Denver City & County School District No 4.242 12/15/37 328,241
200,000 District of Columbia 5.591 12/01/34 202,455
470,000 District of Columbia Water & Sewer Authority 3.207 10/01/48 359,943
445,000 District of Columbia Water & Sewer Authority 4.814 10/01/14 400,182
500,000 Duke University 2.682 10/01/44 362,202
115,000 Duke University 3.299 10/01/46 85,989
500,000 Duke University 2.757 10/01/50 330,424
500,000 Duke University 2.832 10/01/55 323,864
5,000 Energy Northwest 2.814 07/01/24 5,000
360,000 Foothill-Eastern Transportation Corridor Agency 4.094 01/15/49 300,441
300,000 Foothill-Eastern Transportation Corridor Agency 3.924 01/15/53 241,440
300,000 George Washington University 4.300 09/15/44 264,461
200,000 George Washington University 4.868 09/15/45 189,790
375,000 George Washington University 4.126 09/15/48 317,612
1,000,000 Golden State Tobacco Securitization Corp 3.487 06/01/36 815,771
1,500,000 Golden State Tobacco Securitization Corp 3.115 06/01/38 1,212,469

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 430,000 Golden State Tobacco Securitization Corp 3.714% 06/01/41 $ 329,318
570,000 Golden State Tobacco Securitization Corp 3.850 06/01/50 534,969
1,000,000 Golden State Tobacco Securitization Corp 4.214 06/01/50 747,651
970,000 Grand Parkway Transportation Corp 3.236 10/01/52 709,950
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.651 01/15/46 162,767
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.086 09/15/51 141,189
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.652 08/15/57 154,203
1,500,000 Idaho Energy Resources Authority 2.861 09/01/46 1,056,415
500,000 Illinois State Toll Highway Authority 6.184 01/01/34 523,761
385,000 Indiana Finance Authority 3.051 01/01/51 280,049
770,000 JobsOhio Beverage System 2.833 01/01/38 625,089
1,500,000 Kansas Development Finance Authority 2.774 05/01/51 1,035,808
240,000 Los Angeles Community College District 6.750 08/01/49 276,780
1,500,000 Los Angeles Department of Water & Power 6.574 07/01/45 1,667,664
859,195 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.081 06/01/31 853,304
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.145 02/01/33 958,364
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.048 12/01/34 988,125
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.275 02/01/36 932,540
830,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.475 08/01/39 784,155
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.198 12/01/39 1,005,593
940,000 Maryland Economic Development Corp 5.942 05/31/57 947,243
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3.052 07/01/40 752,635
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3.197 07/01/50 699,754
1,000,000 Massachusetts School Building Authority 1.753 08/15/30 860,629
100,000 Massachusetts School Building Authority 5.715 08/15/39 102,573
500,000 Massachusetts School Building Authority 3.395 10/15/40 407,308
200,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4.053 07/01/26 195,277
100,000 Metropolitan Government of Nashville & Davidson
County Convention Center Auth
6.731 07/01/43 109,115
940,000 Metropolitan Transportation Authority 6.648 11/15/39 1,026,617
1,150,000 Metropolitan Transportation Authority 7.336 11/15/39 1,364,209
25,000 Metropolitan Transportation Authority 5.175 11/15/49 22,585
460,000 Metropolitan Water Reclamation District of Greater
Chicago
5.720 12/01/38 472,532
350,000 Michigan Finance Authority 3.384 12/01/40 284,635
570,000 Michigan State Building Authority 2.705 10/15/40 432,735
235,000 Michigan State University 4.496 08/15/48 215,523
1,000,000 Michigan State University 4.165 08/15/22 775,472
770,000 Michigan Strategic Fund 3.225 09/01/47 586,946
500,000 Missouri Highway & Transportation Commission 5.445 05/01/33 503,336
235,000 Municipal Electric Authority of Georgia 6.637 04/01/57 256,053
468,000 Municipal Electric Authority of Georgia 6.655 04/01/57 510,950
947,000 New Jersey Economic Development Authority 7.425 02/15/29 1,009,289
800,000 New Jersey Transportation Trust Fund Authority 5.754 12/15/28 804,201
1,335,000 New Jersey Turnpike Authority 7.414 01/01/40 1,568,093
1,000,000 New Jersey Turnpike Authority 7.102 01/01/41 1,143,811
2,385,000 New York City Municipal Water Finance Authority 5.440 06/15/43 2,316,716
910,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
5.767 08/01/36 924,162
130,000 New York State Dormitory Authority 5.628 03/15/39 131,905
545,000 New York State Dormitory Authority 5.600 03/15/40 549,845

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 200,000 New York State Dormitory Authority 4.946% 08/01/48 $ 180,576
1,000,000 New York State Urban Development Corp 3.900 03/15/33 937,674
2,000,000 North Texas Tollway Authority 3.011 01/01/43 1,521,715
1,000,000 North Texas Tollway Authority 6.718 01/01/49 1,139,686
605,000 Ohio Turnpike & Infrastructure Commission 3.216 02/15/48 459,632
628,106 Oklahoma Development Finance Authority 3.877 05/01/37 599,414
500,000 Oklahoma Development Finance Authority 4.623 06/01/44 474,505
750,000 Oklahoma Development Finance Authority 4.380 11/01/45 691,282
250,000 Oklahoma Development Finance Authority 4.714 05/01/52 233,390
512,054 Oregon School Boards Association 4.759 06/30/28 508,575
250,000 Oregon School Boards Association 5.680 06/30/28 252,924
1,000,000 Oregon State University 3.424 03/01/60 730,874
500,000 Pennsylvania State University 2.790 09/01/43 373,148
205,000 Pennsylvania State University 2.840 09/01/50 140,028
300,000 Permanent University Fund-Texas A&M University
System
3.660 07/01/47 247,219
200,000 Permanent University Fund-University of Texas System 3.376 07/01/47 155,038
1,215,000 Port Authority of New York & New Jersey 6.040 12/01/29 1,282,293
500,000 Port Authority of New York & New Jersey 5.647 11/01/40 519,314
300,000 Port Authority of New York & New Jersey 4.823 06/01/45 281,731
1,000,000 Port Authority of New York & New Jersey 5.310 08/01/46 996,919
200,000 Port Authority of New York & New Jersey 4.031 09/01/48 168,448
900,000 Port Authority of New York & New Jersey 3.139 02/15/51 666,455
400,000 Port Authority of New York & New Jersey 4.229 10/15/57 338,899
1,600,000 Port Authority of New York & New Jersey 3.175 07/15/60 1,073,121
2,200,000 Port Authority of New York & New Jersey 4.810 10/15/65 2,041,766
250,000 Port Authority of New York & New Jersey 3.287 08/01/69 163,791
1,000,000 Port of Morrow OR 2.543 09/01/40 731,751
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
4.132 05/15/32 951,747
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.006 05/15/50 504,725
1,500,000 Regents of the University of California Medical Center
Pooled Revenue
4.563 05/15/53 1,329,907
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.256 05/15/60 501,548
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.706 05/15/20 498,549
500,000 Rutgers The State University of New Jersey 3.270 05/01/43 401,274
500,000 Rutgers The State University of New Jersey 3.915 05/01/19 357,428
185,000 Sales Tax Securitization Corp 4.637 01/01/40 175,029
1,125,000 Sales Tax Securitization Corp 3.238 01/01/42 897,284
200,000 Sales Tax Securitization Corp 3.587 01/01/43 166,421
1,000,000 Sales Tax Securitization Corp 3.820 01/01/48 807,609
200,000 Sales Tax Securitization Corp 4.787 01/01/48 187,049
100,000 Salt River Project Agricultural Improvement & Power
District
4.839 01/01/41 94,394
500,000 San Diego County Water Authority 6.138 05/01/49 532,635
1,000,000 San Joaquin Hills Transportation Corridor Agency 3.492 01/15/50 758,663
100,000 San Jose Redevelopment Agency Successor Agency 3.375 08/01/34 89,425
750,000 State Board of Administration Finance Corp 1.258 07/01/25 719,964
750,000 State Board of Administration Finance Corp 1.705 07/01/27 680,923
400,000 State Board of Administration Finance Corp 2.154 07/01/30 339,212
2,000,000 State Board of Administration Finance Corp 5.526 07/01/34 2,014,398
200,000 State of California 3.375 04/01/25 197,167
200,000 State of California 3.500 04/01/28 191,490
1,000,000 State of California 5.750 10/01/31 1,054,538
1,000,000 State of California 6.000 03/01/33 1,074,587
300,000 State of California 4.500 04/01/33 291,164
250,000 State of California 7.500 04/01/34 288,903
1,000,000 State of California 5.125 03/01/38 995,156
225,000 State of California 4.600 04/01/38 212,343

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,285,000 State of California 7.550% 04/01/39 $ 1,529,863
3,400,000 State of California 7.300 10/01/39 3,895,188
2,740,000 State of California 7.625 03/01/40 3,252,861
1,500,000 State of California 7.600 11/01/40 1,799,498
595,000 State of California 5.200 03/01/43 582,216
620,000 State of Connecticut 5.850 03/15/32 655,654
5,600,000 State of Illinois 5.100 06/01/33 5,498,695
1,095,769 State of Illinois 6.725 04/01/35 1,152,181
500,000 State of Kansas Department of Transportation 4.596 09/01/35 478,346
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2.952 05/01/41 1,521,583
66,976 State of Oregon 5.892 06/01/27 67,894
100,000 State of Oregon Department of Transportation 5.834 11/15/34 102,781
600,000 State of Texas 4.631 04/01/33 582,110
50,000 State of Texas 5.517 04/01/39 51,573
1,000,000 State of Texas 4.681 04/01/40 947,572
232,895 State of Utah 3.539 07/01/25 231,190
200,000 State of Wisconsin 3.154 05/01/27 191,649
200,000 State of Wisconsin 3.954 05/01/36 184,736
604,000 State Public School Building Authority 5.000 09/15/27 602,463
100,000 Sumter Landing Community Development District 4.172 10/01/47 87,875
970,040 Texas Natural Gas Securitization Finance Corp 5.102 04/01/35 969,562
785,000 Texas Natural Gas Securitization Finance Corp 5.169 04/01/41 787,339
430,000 Texas Private Activity Bond Surface Transportation Corp 3.922 12/31/49 353,417
1,000,000 Texas Transportation Commission 2.472 10/01/44 688,681
300,000 Texas Transportation Commission State Highway Fund 5.028 04/01/26 297,390
1,190,000 Texas Transportation Commission State Highway Fund 5.178 04/01/30 1,191,945
100,000 The Ohio State University 4.910 06/01/40 96,014
220,000 Trustees of Princeton University 5.700 03/01/39 236,260
1,000,000 Trustees of the University of Pennsylvania 2.396 10/01/50 608,737
100,000 Trustees of the University of Pennsylvania 4.674 09/01/12 87,978
500,000 Trustees of the University of Pennsylvania 3.610 02/15/19 338,694
1,000,000 University of California 0.883 05/15/25 963,480
200,000 University of California 3.063 07/01/25 195,856
1,000,000 University of California 1.316 05/15/27 908,680
500,000 University of California 3.349 07/01/29 472,006
1,000,000 University of California 1.614 05/15/30 840,773
200,000 University of California 3.931 05/15/45 181,128
200,000 University of California 4.131 05/15/45 178,767
1,500,000 University of California 3.071 05/15/51 1,027,426
860,000 University of California 4.858 05/15/12 755,064
200,000 University of California 4.767 05/15/15 172,303
500,000 University of Chicago 2.761 04/01/45 379,832
300,000 University of Chicago 4.003 10/01/53 246,072
750,000 University of Michigan 2.437 04/01/40 551,866
1,000,000 University of Michigan 3.599 04/01/47 845,059
500,000 University of Michigan 2.562 04/01/50 323,627
750,000 University of Michigan 3.504 04/01/52 581,897
500,000 University of Michigan 3.504 04/01/52 387,931
750,000 University of Michigan 4.454 04/01/22 621,676
1,500,000 University of Minnesota 4.048 04/01/52 1,284,650
500,000 University of Nebraska Facilities Corp 3.037 10/01/49 363,560
300,000 University of Southern California 3.028 10/01/39 238,990
200,000 University of Southern California 3.841 10/01/47 164,100
500,000 University of Southern California 2.805 10/01/50 330,009
200,000 University of Southern California 5.250 10/01/11 195,091
1,000,000 University of Virginia 2.256 09/01/50 597,344
1,600,000 University of Virginia 2.584 11/01/51 1,017,253
500,000 University of Virginia 3.227 09/01/19 302,348
TOTAL MUNICIPAL BONDS 147,668,891
U.S. TREASURY SECURITIES - 41.7%
179,483,000 United States Treasury Bond 3.500 02/15/39 161,499,645

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 2,000,000 United States Treasury Bond 4.500% 08/15/39 $ 2,006,719
44,850,000 United States Treasury Bond 4.375 11/15/39 44,343,686
17,585,000 United States Treasury Bond 3.875 08/15/40 16,308,027
11,185,000 United States Treasury Bond 4.250 11/15/40 10,835,469
26,350,000 United States Treasury Bond 4.375 05/15/41 25,840,498
10,000,000 United States Treasury Bond 3.750 08/15/41 9,030,859
48,300,000 United States Treasury Bond 3.125 11/15/41 39,792,785
18,550,000 United States Treasury Bond 3.125 02/15/42 15,234,187
22,000,000 United States Treasury Bond 3.000 05/15/42 17,660,156
20,000,000 United States Treasury Bond 2.750 08/15/42 15,382,812
10,250,000 United States Treasury Bond 2.875 05/15/43 7,959,766
16,000,000 United States Treasury Bond 2.500 02/15/45 11,413,125
22,000,000 United States Treasury Bond 3.000 05/15/45 17,099,844
16,000,000 United States Treasury Bond 2.875 08/15/45 12,151,875
27,000,000 United States Treasury Bond 2.500 05/15/46 18,973,828
13,300,000 United States Treasury Bond 2.875 11/15/46 9,982,273
28,000,000 United States Treasury Bond 3.000 02/15/47 21,459,375
30,000,000 United States Treasury Bond 2.750 08/15/47 21,853,125
45,000,000 United States Treasury Bond 2.750 11/15/47 32,716,406
38,500,000 United States Treasury Bond 3.000 02/15/48 29,294,590
48,500,000 United States Treasury Bond 3.125 05/15/48 37,716,328
35,500,000 United States Treasury Bond 3.000 08/15/48 26,934,238
35,000,000 United States Treasury Bond 3.375 11/15/48 28,425,195
82,500,000 United States Treasury Bond 3.000 02/15/49 62,490,528
10,500,000 United States Treasury Bond 2.875 05/15/49 7,756,055
7,500,000 United States Treasury Bond 2.250 08/15/49 4,847,461
8,615,000 United States Treasury Bond 2.375 11/15/49 5,720,225
73,000,000 United States Treasury Note 0.500 03/31/25 70,497,041
8,000,000 United States Treasury Note 2.625 03/31/25 7,849,375
29,000,000 United States Treasury Note 3.875 03/31/25 28,715,381
10,000,000 United States Treasury Note 2.625 04/15/25 9,802,637
50,000,000 United States Treasury Note 0.375 04/30/25 48,059,082
119,000,000 United States Treasury Note 0.250 06/30/25 113,418,388
25,000,000 United States Treasury Note 4.625 06/30/25 24,878,906
98,500,000 United States Treasury Note 0.250 07/31/25 93,540,371
54,000,000 United States Treasury Note 0.250 08/31/25 51,091,172
20,000,000 United States Treasury Note 2.750 08/31/25 19,482,031
50,000,000 United States Treasury Note 0.250 09/30/25 47,144,531
30,000,000 United States Treasury Note 3.000 09/30/25 29,268,750
97,000,000 United States Treasury Note 0.250 10/31/25 91,161,055
30,000,000 United States Treasury Note 2.250 11/15/25 28,927,734
265,000,000 United States Treasury Note 0.375 11/30/25 248,613,476
25,000,000 United States Treasury Note 4.875 11/30/25 24,971,680
50,000,000 United States Treasury Note 0.375 12/31/25 46,759,765
126,000,000 United States Treasury Note 0.375 01/31/26 117,431,016
25,000,000 United States Treasury Note 4.250 01/31/26 24,759,766
137,000,000 United States Treasury Note 0.500 02/28/26 127,570,548
27,000,000 United States Treasury Note 4.625 02/28/26 26,902,969
30,000,000 United States Treasury Note 4.625 03/15/26 29,895,703
90,000,000 United States Treasury Note 0.750 03/31/26 83,932,031
50,000,000 United States Treasury Note 2.250 03/31/26 47,875,000
43,000,000 United States Treasury Note 4.500 03/31/26 42,774,922
120,000,000 United States Treasury Note 0.750 04/30/26 111,609,374
30,000,000 United States Treasury Note 1.625 05/15/26 28,324,219
165,000,000 United States Treasury Note 0.750 05/31/26 153,018,164
10,000,000 United States Treasury Note 4.875 05/31/26 10,020,313
10,000,000 United States Treasury Note 4.125 06/15/26 9,885,156
135,000,000 United States Treasury Note 0.875 06/30/26 125,233,594
25,000,000 United States Treasury Note 4.500 07/15/26 24,892,578
85,000,000 United States Treasury Note 0.625 07/31/26 78,193,360
115,000,000 United States Treasury Note 0.750 08/31/26 105,764,062

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 31,500,000 United States Treasury Note 4.625% 09/15/26 $ 31,458,164
60,000,000 United States Treasury Note 0.875 09/30/26 55,221,094
71,000,000 United States Treasury Note 1.625 09/30/26 66,448,789
170,000,000 United States Treasury Note 1.125 10/31/26 156,884,765
10,000,000 United States Treasury Note 1.625 10/31/26 9,338,672
30,000,000 United States Treasury Note 4.625 11/15/26 29,985,938
115,000,000 United States Treasury Note 1.250 11/30/26 106,208,789
30,000,000 United States Treasury Note 4.375 12/15/26 29,827,734
81,000,000 United States Treasury Note 1.250 12/31/26 74,668,711
89,500,000 United States Treasury Note 1.750 12/31/26 83,528,672
72,000,000 United States Treasury Note 1.500 01/31/27 66,633,750
30,000,000 United States Treasury Note 4.125 02/15/27 29,655,469
87,000,000 United States Treasury Note 1.875 02/28/27 81,161,484
45,000,000 United States Treasury Note 4.250 03/15/27 44,639,649
97,000,000 United States Treasury Note 2.500 03/31/27 91,941,601
50,000,000 United States Treasury Note 4.500 04/15/27 49,925,781
11,000,000 United States Treasury Note 2.750 04/30/27 10,480,078
30,000,000 United States Treasury Note 4.500 05/15/27 29,960,156
40,000,000 United States Treasury Note 2.625 05/31/27 37,934,375
17,000,000 United States Treasury Note 4.625 06/15/27 17,049,141
5,000,000 United States Treasury Note 0.500 06/30/27 4,442,773
96,000,000 United States Treasury Note 3.250 06/30/27 92,628,750
111,000,000 United States Treasury Note 2.750 07/31/27 105,397,969
46,000,000 United States Treasury Note 2.250 08/15/27 42,979,453
48,000,000 United States Treasury Note 3.125 08/31/27 46,050,000
58,000,000 United States Treasury Note 4.125 09/30/27 57,342,969
163,000,000 United States Treasury Note 4.125 10/31/27 161,172,617
75,000,000 United States Treasury Note 0.625 11/30/27 65,935,547
128,500,000 United States Treasury Note 3.875 11/30/27 126,055,488
37,000,000 United States Treasury Note 3.875 12/31/27 36,290,351
54,000,000 United States Treasury Note 3.500 01/31/28 52,297,734
48,800,000 United States Treasury Note 2.750 02/15/28 46,011,156
86,000,000 United States Treasury Note 4.000 02/29/28 84,689,843
14,500,000 United States Treasury Note 3.625 03/31/28 14,092,188
14,000,000 United States Treasury Note 3.500 04/30/28 13,541,719
66,000,000 United States Treasury Note 2.875 05/15/28 62,351,953
116,000,000 United States Treasury Note 3.625 05/31/28 112,696,719
20,000,000 United States Treasury Note 1.250 06/30/28 17,693,750
141,500,000 United States Treasury Note 4.000 06/30/28 139,349,864
81,000,000 United States Treasury Note 4.125 07/31/28 80,142,539
50,000,000 United States Treasury Note 1.125 08/31/28 43,806,641
40,000,000 United States Treasury Note 4.375 08/31/28 39,953,125
24,000,000 United States Treasury Note 4.625 09/30/28 24,203,437
10,000,000 United States Treasury Note 1.375 10/31/28 8,817,969
98,000,000 United States Treasury Note 4.875 10/31/28 99,829,844
85,000,000 United States Treasury Note 3.125 11/15/28 80,713,476
70,000,000 United States Treasury Note 1.500 11/30/28 61,944,532
47,500,000 United States Treasury Note 4.375 11/30/28 47,492,578
75,000,000 United States Treasury Note 3.750 12/31/28 73,083,984
50,000,000 United States Treasury Note 1.750 01/31/29 44,582,031
84,500,000 United States Treasury Note 4.000 01/31/29 83,199,493
50,000,000 United States Treasury Note 2.625 02/15/29 46,351,563
112,500,000 United States Treasury Note 4.250 02/28/29 111,994,629
50,000,000 United States Treasury Note 2.375 03/31/29 45,740,234
81,000,000 United States Treasury Note 4.125 03/31/29 80,174,180
30,000,000 United States Treasury Note 2.875 04/30/29 28,055,859
135,000,000 United States Treasury Note 4.625 04/30/29 136,550,391
92,000,000 United States Treasury Note 2.375 05/15/29 84,014,687
50,000,000 United States Treasury Note 2.750 05/31/29 46,449,219
162,000,000 United States Treasury Note 4.500 05/31/29 163,101,095
60,000,000 United States Treasury Note 4.250 06/30/29 59,751,563

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 22,000,000 United States Treasury Note 1.625% 08/15/29 $ 19,278,359
44,000,000 United States Treasury Note 4.000 10/31/29 43,255,781
50,000,000 United States Treasury Note 3.875 11/30/29 48,835,938
80,000,000 United States Treasury Note 3.500 01/31/30 76,612,500
117,000,000 United States Treasury Note 1.500 02/15/30 100,418,906
50,000,000 United States Treasury Note 4.000 02/28/30 49,095,703
50,000,000 United States Treasury Note 3.625 03/31/30 48,140,625
42,000,000 United States Treasury Note 3.500 04/30/30 40,155,938
50,000,000 United States Treasury Note 0.625 05/15/30 40,416,016
49,000,000 United States Treasury Note 3.750 05/31/30 47,451,524
75,000,000 United States Treasury Note 3.750 06/30/30 72,597,656
71,000,000 United States Treasury Note 4.000 07/31/30 69,646,563
37,000,000 United States Treasury Note 0.625 08/15/30 29,652,031
32,750,000 United States Treasury Note 4.125 08/31/30 32,332,949
20,000,000 United States Treasury Note 4.625 09/30/30 20,281,250
60,000,000 United States Treasury Note 4.875 10/31/30 61,694,531
64,000,000 United States Treasury Note 0.875 11/15/30 51,767,500
30,000,000 United States Treasury Note 4.000 01/31/31 29,396,484
30,000,000 United States Treasury Note 1.125 02/15/31 24,533,203
50,000,000 United States Treasury Note 4.250 02/28/31 49,705,078
35,000,000 United States Treasury Note 4.125 03/31/31 34,539,258
121,000,000 United States Treasury Note 1.625 05/15/31 101,554,922
8,000,000 United States Treasury Note 4.625 05/31/31 8,130,000
39,000,000 United States Treasury Note 1.250 08/15/31 31,650,937
18,200,000 United States Treasury Note 1.375 11/15/31 14,804,562
48,500,000 United States Treasury Note 1.875 02/15/32 40,713,476
41,000,000 United States Treasury Note 2.875 05/15/32 36,940,039
60,500,000 United States Treasury Note 2.750 08/15/32 53,837,910
18,000,000 United States Treasury Note 4.125 11/15/32 17,696,953
4,000,000 United States Treasury Note 3.500 02/15/33 3,749,062
93,250,000 United States Treasury Note 3.375 05/15/33 86,420,166
66,510,000 United States Treasury Note 3.875 08/15/33 63,984,698
54,000,000 United States Treasury Note 4.500 11/15/33 54,497,813
96,000,000 United States Treasury Note 4.000 02/15/34 93,180,000
144,000,000 United States Treasury Note 4.375 05/15/34 144,045,000
21,250,000 United States Treasury Note 4.500 02/15/36 21,645,947
22,400,000 United States Treasury Note 5.000 05/15/37 23,780,750
57,000,000 United States Treasury Note 1.125 05/15/40 35,075,039
32,500,000 United States Treasury Note 1.125 08/15/40 19,789,453
127,500,000 United States Treasury Note 1.375 11/15/40 80,449,511
76,500,000 United States Treasury Note 1.875 02/15/41 52,345,722
76,000,000 United States Treasury Note 2.250 05/15/41 54,987,187
70,000,000 United States Treasury Note 1.750 08/15/41 46,254,687
21,150,000 United States Treasury Note 2.000 11/15/41 14,529,885
13,500,000 United States Treasury Note 2.375 02/15/42 9,827,578
5,500,000 United States Treasury Note 3.250 05/15/42 4,573,594
70,000,000 United States Treasury Note 3.375 08/15/42 59,122,657
62,300,000 United States Treasury Note 4.000 11/15/42 57,413,344
40,300,000 United States Treasury Note 3.875 02/15/43 36,427,422
73,500,000 United States Treasury Note 3.875 05/15/43 66,316,523
20,500,000 United States Treasury Note 4.375 08/15/43 19,787,305
117,800,000 United States Treasury Note 4.750 11/15/43 119,364,531
101,000,000 United States Treasury Note 4.500 02/15/44 99,074,687
54,000,000 (a) United States Treasury Note 4.625 05/15/44 53,898,750
35,850,000 United States Treasury Note 1.250 05/15/50 17,768,156
28,000,000 United States Treasury Note 1.375 08/15/50 14,329,219
68,500,000 United States Treasury Note 1.625 11/15/50 37,503,750
50,000,000 United States Treasury Note 1.875 02/15/51 29,199,219
52,500,000 United States Treasury Note 2.375 05/15/51 34,576,172
44,575,000 United States Treasury Note 2.000 08/15/51 26,776,342
47,500,000 United States Treasury Note 1.875 11/15/51 27,572,266

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 45,000,000 United States Treasury Note 2.250% 02/15/52 $ 28,666,406
29,000,000 United States Treasury Note 2.875 05/15/52 21,254,961
30,000,000 United States Treasury Note 3.000 08/15/52 22,569,141
55,250,000 United States Treasury Note 4.000 11/15/52 50,333,613
34,600,000 United States Treasury Note 3.625 02/15/53 29,434,328
94,000,000 United States Treasury Note 3.625 05/15/53 79,991,797
56,000,000 United States Treasury Note 4.125 08/15/53 52,147,813
55,000,000 United States Treasury Note 4.750 11/15/53 56,856,250
88,000,000 United States Treasury Note 4.250 02/15/54 83,792,500
60,000,000 United States Treasury Note 4.625 05/15/54 60,834,375
TOTAL U.S. TREASURY SECURITIES 10,010,204,165
TOTAL GOVERNMENT BONDS 17,238,879,385
(Cost $19,154,809,846)
STRUCTURED ASSETS - 2.3%
ASSET BACKED - 0.6%
475,000 Ally Auto Receivables Trust 4.940 10/15/29 473,234
Series - 2024 1 (Class A4)
124,202 American Airlines Pass Through Trust 3.600 09/22/27 117,758
Series - 2015 2 (Class AA)
128,630 American Airlines Pass Through Trust 3.575 01/15/28 121,521
Series - 2016 1 (Class AA)
374,900 American Airlines Pass Through Trust 3.200 06/15/28 347,638
Series - 2016 2 (Class AA)
534,253 American Airlines Pass Through Trust 3.000 10/15/28 491,296
Series - 2016 3 (Class AA)
198,750 American Airlines Pass Through Trust 3.650 02/15/29 187,564
Series - 2017 1 (Class AA)
587,249 American Airlines Pass Through Trust 3.150 02/15/32 523,380
Series - 2020 A (Class AA)
1,600,000 American Express Credit Account Master Trust 0.900 11/15/26 1,571,959
Series - 2021 1 (Class A)
3,000,000 American Express Credit Account Master Trust 3.390 05/17/27 2,946,300
Series - 2022 2 (Class A)
3,000,000 American Express Credit Account Master Trust 3.750 08/15/27 2,946,020
Series - 2022 3 (Class A)
1,500,000 American Express Credit Account Master Trust 4.870 05/15/28 1,493,331
Series - 2023 1 (Class A)
950,000 American Express Credit Account Master Trust 5.230 09/15/28 953,143
Series - 2023 3 (Class A)
1,000,000 American Express Credit Account Master Trust 4.800 05/15/30 996,695
Series - 2023 2 (Class A)
500,000 American Express Credit Account Master Trust 5.150 09/15/30 505,905
Series - 2023 4 (Class A)
424,269 AmeriCredit Automobile Receivables Trust 1.060 08/18/26 416,234
Series - 2020 3 (Class C)
89,786 AmeriCredit Automobile Receivables Trust 0.680 10/19/26 89,542
Series - 2021 1 (Class B)
1,000,000 AmeriCredit Automobile Receivables Trust 0.890 10/19/26 976,422
Series - 2021 1 (Class C)
412,742 AmeriCredit Automobile Receivables Trust 0.690 01/19/27 406,605
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1.010 01/19/27 476,362
Series - 2021 2 (Class C)
1,000,000 AmeriCredit Automobile Receivables Trust 5.810 05/18/28 1,004,433
Series - 2023 2 (Class A3)
1,000,000 BA Credit Card Trust 4.980 11/15/28 999,267
Series - 2023 A2 (Class A2)
500,000 BANK5 Trust 6.225 05/15/57 517,121
Series - 2024 5YR6 (Class A3)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,450,000 Barclays Dryrock Issuance Trust 0.630% 07/15/27 $ 2,424,452
Series - 2021 1 (Class A)
1,000,000 BMW Vehicle Lease Trust 5.980 02/25/27 1,008,964
Series - 2023 2 (Class A4)
1,000,000 BMW Vehicle Owner Trust 5.250 11/26/29 1,005,165
Series - 2023 A (Class A4)
455,000 BMW Vehicle Owner Trust 5.040 04/25/31 456,076
Series - 2024 A (Class A4)
10,000,000 Cantor Commercial Real Estate Lending 3.523 05/15/52 9,147,696
Series - 2019 CF1 (Class A4)
5,585,123 Cantor Commercial Real Estate Lending 3.623 05/15/52 5,359,415
Series - 2019 CF1 (Class A2)
2,000,000 Capital One MExecution Trust 1.040 11/15/26 1,965,791
Series - 2021 A3 (Class A3)
3,000,000 Capital One MExecution Trust 3.490 05/15/27 2,948,786
Series - 2022 A2 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2.060 08/15/28 2,346,683
Series - 2019 A3 (Class A3)
338,145 CarMax Auto Owner Trust 0.520 02/17/26 334,587
Series - 2021 2 (Class A3)
500,000 CarMax Auto Owner Trust 0.530 10/15/26 485,200
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0.740 10/15/26 867,523
Series - 2021 1 (Class B)
566,709 CarMax Auto Owner Trust 1.470 12/15/26 551,865
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2.200 11/15/27 659,983
Series - 2022 1 (Class C)
750,000 CarMax Auto Owner Trust 6.000 07/17/28 758,978
Series - 2023 4 (Class A3)
750,000 CarMax Auto Owner Trust 5.960 05/15/29 767,446
Series - 2023 4 (Class A4)
1,000,000 CarMax Auto Owner Trust 4.940 08/15/29 995,796
Series - 2024 1 (Class A4)
1,000,000 CarMax Auto Owner Trust 5.510 11/15/29 1,011,777
Series - 2024 2 (Class A4)
500,000 Carvana Auto Receivables Trust 3.000 02/10/28 468,460
Series - 2022 P1 (Class B)
1,000,000 Carvana Auto Receivables Trust 3.520 02/10/28 965,030
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3.300 04/10/28 466,575
Series - 2022 P1 (Class C)
1,000,000 Chase Issuance Trust 3.970 09/15/27 983,680
Series - 2022 A1 (Class A)
1,000,000 Chase Issuance Trust 5.160 09/15/28 1,002,553
Series - 2023 A1 (Class A)
1,500,000 Chase Issuance Trust 5.080 09/15/30 1,511,849
Series - 2023 A2 (Class A)
500,000 Citibank Credit Card Issuance Trust 5.230 12/08/27 499,506
Series - 2023 A1 (Class A1)
122,410 CNH Equipment Trust 0.440 08/17/26 119,440
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0.700 05/17/27 940,658
Series - 2021 B (Class A4)
300,000 CNH Equipment Trust 5.150 04/17/28 299,401
Series - 2022 C (Class A3)
555,000 CNH Equipment Trust 5.460 03/17/31 560,892
Series - 2023 B (Class A4)
575,000 CNH Equipment Trust 4.800 07/15/31 568,616
Series - 2024 A (Class A4)

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 CNH Equipment Trust 5.230% 11/17/31 $ 1,005,492
Series - 2024 B (Class A4)
95,572 Continental Airlines Pass Through Trust 4.000 10/29/24 95,562
Series - 2012 2 (Class A)
78,693 Delta Air Lines Pass Through Trust 3.625 07/30/27 75,082
Series - 2015 1 (Class AA)
228,247 Delta Air Lines Pass Through Trust 2.000 06/10/28 207,501
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 0.580 09/15/26 1,484,094
Series - 2021 A1 (Class A1)
1,000,000 Discover Card Execution Note Trust 3.560 07/15/27 981,305
Series - 2022 A3 (Class A3)
1,500,000 Discover Card Execution Note Trust 5.030 10/15/27 1,494,418
Series - 2022 A4 (Class A)
1,500,000 Discover Card Execution Note Trust 4.930 06/15/28 1,493,769
Series - 2023 A2 (Class A)
1,500,000 Discover Card Execution Note Trust 1.030 09/15/28 1,373,567
Series - 2021 A2 (Class A2)
1,500,000 Exeter Automobile Receivables Trust 3.020 06/15/28 1,443,052
Series - 2022 1A (Class D)
812,846 FedEx Corp Pass Through Trust 1.875 02/20/34 674,322
Series - 2020 1 (Class AA)
950,000 Ford Credit Auto Lease Trust 5.050 06/15/27 945,894
Series - 2024 A (Class A4)
437,814 Ford Credit Auto Owner Trust 0.510 08/15/26 429,600
Series - 2020 C (Class A4)
2,000,000 Ford Credit Auto Owner Trust 0.490 09/15/26 1,950,192
Series - 2021 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1.560 05/15/27 952,700
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1.910 07/15/27 947,411
Series - 2022 A (Class B)
1,000,000 Ford Credit Auto Owner Trust 5.490 05/15/29 1,011,414
Series - 2023 C (Class A4)
1,000,000 Ford Credit Auto Owner Trust 5.010 09/15/29 998,562
Series - 2024 A (Class A4)
850,000 Ford Credit Floorplan Master Owner Trust 2.440 09/15/26 844,280
Series - 2019 4 (Class A)
975,000 (d) Ford Credit Floorplan Master Owner Trust A Series 5.290 04/15/29 978,583
Series - 2024 1 (Class A1)
1,000,000 GM Financial Automobile Leasing Trust 4.110 08/20/26 994,167
Series - 2022 3 (Class A4)
1,000,000 GM Financial Automobile Leasing Trust 5.090 02/22/28 997,042
Series - 2024 1 (Class A4)
8,243 GM Financial Consumer Automobile Receivables Trust 0.350 10/16/25 8,222
Series - 2021 1 (Class A3)
366,750 GM Financial Consumer Automobile Receivables Trust 0.500 02/17/26 363,528
Series - 2020 4 (Class A4)
184,186 GM Financial Consumer Automobile Receivables Trust 0.510 04/16/26 181,966
Series - 2021 2 (Class A3)
364,354 GM Financial Consumer Automobile Receivables Trust 1.260 11/16/26 356,283
Series - 2022 1 (Class A3)
710,000 GM Financial Consumer Automobile Receivables Trust 5.780 08/16/28 716,636
Series - 2023 4 (Class A3)
1,000,000 GM Financial Consumer Automobile Receivables Trust 5.100 03/16/29 999,825
Series - 2024 2 (Class A3)
1,000,000 GM Financial Consumer Automobile Receivables Trust 4.860 06/18/29 994,180
Series - 2024 1 (Class A4)
850,000 GM Financial Securitized Term 1.510 04/17/28 802,693
Series - 2022 1 (Class A4)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 553,699 Harley-Davidson Motorcycle Trust 3.060% 02/15/27 $ 546,306
Series - 2022 A (Class A3)
1,000,000 Harley-Davidson Motorcycle Trust 3.260 01/15/30 969,605
Series - 2022 A (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 5.290 12/15/31 1,004,682
Series - 2024 A (Class A4)
619,193 Honda Auto Receivables Owner Trust 1.880 05/15/26 607,472
Series - 2022 1 (Class A3)
1,000,000 Honda Auto Receivables Owner Trust 0.550 08/16/27 981,550
Series - 2021 2 (Class A4)
901,397 Honda Auto Receivables Owner Trust 0.420 01/21/28 897,487
Series - 2021 1 (Class A4)
500,000 Honda Auto Receivables Owner Trust 5.660 02/21/30 506,646
Series - 2023 4 (Class A4)
1,500,000 Honda Auto Receivables Owner Trust 5.170 05/15/30 1,504,711
Series - 2024 1 (Class A4)
795,000 Honda Auto Receivables Owner Trust 5.210 07/18/30 798,270
Series - 2024 2 (Class A4)
16,086 Hyundai Auto Receivables Trust 0.380 09/15/25 16,047
Series - 2021 A (Class A3)
1,000,000 Hyundai Auto Receivables Trust 0.620 05/17/27 977,819
Series - 2021 A (Class A4)
1,000,000 Hyundai Auto Receivables Trust 5.310 08/15/29 1,005,324
Series - 2023 B (Class A4)
475,000 Hyundai Auto Receivables Trust 5.550 12/17/29 481,201
Series - 2023 C (Class A4)
1,000,000 Hyundai Auto Receivables Trust 4.920 01/15/31 996,196
Series - 2024 A (Class A4)
396,361 JetBlue Pass Through Trust 2.750 05/15/32 341,891
Series - 2019 1 (Class AA)
770,971 JetBlue Pass Through Trust 4.000 11/15/32 721,226
Series - 2020 1 (Class A)
235,244 John Deere Owner Trust 0.520 03/16/26 230,714
Series - 2021 B (Class A3)
500,000 John Deere Owner Trust 0.740 05/15/28 482,087
Series - 2021 B (Class A4)
1,000,000 John Deere Owner Trust 5.110 05/15/30 996,896
Series - 2023 B (Class A4)
1,000,000 John Deere Owner Trust 5.390 08/15/30 1,005,448
Series - 2023 C (Class A4)
1,000,000 John Deere Owner Trust 5.190 05/15/31 1,006,289
Series - 2024 B (Class A4)
1,000,000 John Deere Owner Trust 2024 4.910 02/18/31 992,936
Series - 2024 A (Class A4)
475,000 Mercedes-Benz Auto Lease Trust 5.320 02/15/30 476,978
Series - 2024 A (Class A4)
1,000,000 Mercedes-Benz Auto Receivables Trust 5.250 02/15/29 1,001,755
Series - 2022 1 (Class A4)
905,000 Mercedes-Benz Auto Receivables Trust 4.790 07/15/31 898,457
Series - 2024 1 (Class A4)
1,000,000 MSWF Commercial Mortgage Trust 5.472 05/15/56 1,009,369
Series - 2023 1 (Class A4)
1,500,000 (e) MSWF Commercial Mortgage Trust 6.014 12/15/56 1,579,281
Series - 2023 2 (Class A5)
1,000,000 Nissan Auto Lease Trust 4.910 04/15/27 992,665
Series - 2024 A (Class A3)
1,000,000 Nissan Auto Lease Trust 5.610 11/15/27 1,000,597
Series - 2023 B (Class A4)
624,676 Nissan Auto Receivables Owner Trust 1.860 08/17/26 611,413
Series - 2022 A (Class A3)

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 940,000 Nissan Auto Receivables Owner Trust 5.180% 04/15/31 $ 943,698
Series - 2024 A (Class A4)
1,000,000 Santander Drive Auto Receivables Trust 4.430 03/15/27 993,900
Series - 2022 5 (Class B)
1,104,971 Santander Drive Auto Receivables Trust 1.350 07/15/27 1,076,296
Series - 2021 2 (Class D)
500,000 Santander Drive Auto Receivables Trust 5.950 01/17/28 500,777
Series - 2022 7 (Class B)
1,000,000 Santander Drive Auto Receivables Trust 6.020 09/15/28 1,007,186
Series - 2023 5 (Class A3)
1,000,000 Santander Drive Auto Receivables Trust 5.230 12/15/28 994,493
Series - 2024 1 (Class B)
500,000 Santander Drive Auto Receivables Trust 6.690 03/17/31 509,122
Series - 2022 7 (Class C)
1,500,000 Synchrony Card Funding LLC 3.860 07/15/28 1,474,022
Series - 2022 A2 (Class A)
1,000,000 Synchrony Card Funding LLC 5.540 07/15/29 1,006,682
Series - 2023 A1 (Class A)
955,000 Synchrony Card Funding LLC 5.040 03/15/30 952,471
Series - 2024 A1 (Class A)
1,230,000 Toyota Auto Receivables Owner 5.490 03/15/29 1,244,548
Series - 2023 D (Class A4)
179,987 Toyota Auto Receivables Owner Trust 0.470 01/15/26 178,338
Series - 2020 D (Class A4)
349,334 Toyota Auto Receivables Owner Trust 2.930 09/15/26 343,956
Series - 2022 B (Class A3)
1,500,000 Toyota Auto Receivables Owner Trust 0.530 10/15/26 1,444,918
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3.110 08/16/27 481,891
Series - 2022 B (Class A4)
1,145,000 Toyota Auto Receivables Owner Trust 5.280 07/16/29 1,154,586
Series - 2024 B (Class A4)
138,197 Union Pacific Railroad Co Pass Through Trust 2.695 05/12/27 129,135
Series - 2015 1 (Class A)
158,496 United Airlines Pass Through Trust 4.300 08/15/25 156,004
Series - 2013 1 (Class A)
126,000 United Airlines Pass Through Trust 4.875 01/15/26 124,141
Series - 2020 1 (Class B)
157,852 United Airlines Pass Through Trust 3.750 09/03/26 152,317
Series - 2014 2 (Class A)
1,377,396 United Airlines Pass Through Trust 5.875 10/15/27 1,381,301
Series - 2020 A (Class A)
122,635 United Airlines Pass Through Trust 3.450 12/01/27 115,412
Series - 2015 1 (Class AA)
131,404 United Airlines Pass Through Trust 3.100 07/07/28 121,963
Series - 2016 1 (Class AA)
131,405 United Airlines Pass Through Trust 3.450 07/07/28 120,469
Series - 2016 1 (Class A)
266,576 United Airlines Pass Through Trust 2.875 10/07/28 242,936
Series - 2016 2 (Class AA)
1,102,149 United Airlines Pass Through Trust 3.500 03/01/30 1,017,715
Series - 2018 1 (Class AA)
281,533 United Airlines Pass Through Trust 4.150 08/25/31 263,769
Series - 2019 1 (Class AA)
201,986 United Airlines Pass Through Trust 2.700 05/01/32 174,741
Series - 2019 2 (Class AA)
2,730,000 Verizon Master Trust Series 0.000 06/20/29 2,724,728
Series - 2024 4 (Class A1A)
475,000 Volkswagen Auto Lease Trust 5.200 12/20/28 475,009
Series - 2024 A (Class A4)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 Volkswagen Auto Loan Enhanced 5.570% 04/22/30 $ 1,013,969
Series - 2023 2 (Class A4)
1,000,000 Volkswagen Auto Loan Enhanced Trust 5.010 01/22/30 995,725
Series - 2023 1 (Class A4)
3,000,000 WF Card Issuance Trust 4.940 02/15/29 2,995,231
Series - 2024 A1 (Class A)
206,816 World Omni Auto Receivables Trust 0.300 01/15/26 205,234
Series - 2021 A (Class A3)
1,000,000 World Omni Auto Receivables Trust 0.690 06/15/27 954,416
Series - 2021 B (Class A4)
500,000 World Omni Auto Receivables Trust 1.040 06/15/27 477,435
Series - 2021 B (Class B)
1,000,000 World Omni Auto Receivables Trust 5.850 08/15/29 1,018,234
Series - 2023 D (Class A4)
1,000,000 World Omni Auto Receivables Trust 4.840 10/15/29 994,164
Series - 2024 A (Class A4)
1,000,000 World Omni Auto Receivables Trust 5.230 07/15/30 1,006,832
Series - 2024 B (Class A4)
680,000 World Omni Automobile Lease Securitization Trust 5.260 10/15/27 680,873
Series - 2024 A (Class A3)
TOTAL ASSET BACKED 142,335,870
OTHER MORTGAGE BACKED - 1.7%
2,500,000 BANK 1.650 12/15/53 2,027,865
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1.925 12/15/53 1,206,232
Series - 2020 BN30 (Class A4)
500,000 (e) BANK 2.111 12/15/53 397,713
Series - 2020 BN30 (Class AS)
500,000 (e) BANK 2.445 12/15/53 393,674
Series - 2020 BN30 (Class B)
2,000,000 BANK 1.771 02/15/54 1,633,329
Series - 2021 BN31 (Class A3)
1,000,000 BANK 2.036 02/15/54 817,636
Series - 2021 BN31 (Class A4)
500,000 (e) BANK 2.211 02/15/54 402,564
Series - 2021 BN31 (Class AS)
500,000 (e) BANK 2.383 02/15/54 397,196
Series - 2021 BN31 (Class B)
500,000 (e) BANK 2.545 02/15/54 368,875
Series - 2021 BN31 (Class C)
2,000,000 BANK 3.538 11/15/54 1,880,145
Series - 2017 BNK9 (Class A4)
500,000 BANK 4.399 08/15/55 467,413
Series - 2022 BNK43 (Class A5)
500,000 (e) BANK 5.403 08/15/55 429,113
Series - 2022 BNK43 (Class C)
800,000 BANK 5.203 02/15/56 790,876
Series - 2023 BNK45 (Class A5)
1,000,000 BANK 5.745 08/15/56 1,027,362
Series - 2023 BNK46 (Class A4)
500,000 (e) BANK 6.724 09/15/56 523,187
Series - 2023 5YR3 (Class A3)
1,731,227 BANK 6.500 12/15/56 1,797,593
Series - 2023 5YR4 (Class A3)
1,000,000 BANK 5.716 06/15/57 1,030,396
Series - 2024 BNK47 (Class A5)
2,000,000 BANK 5.769 06/15/57 2,030,037
Series - 2024 5YR7 (Class A3)
1,500,000 BANK 3.390 06/15/60 1,415,826
Series - 2017 BNK5 (Class A5)

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,634,839 BANK 3.641% 02/15/61 $ 3,526,035
Series - 2018 BN10 (Class ASB)
2,000,000 (e) BANK 3.898 02/15/61 1,871,497
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3.584 05/15/62 7,186,694
Series - 2019 BN18 (Class A4)
4,945,066 BANK 1.584 03/15/63 4,084,799
Series - 2020 BN28 (Class A3)
1,000,000 BANK 2.438 06/15/63 808,621
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2.556 05/15/64 843,554
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2.792 05/15/64 832,950
Series - 2021 BN33 (Class AS)
500,000 BANK 3.297 05/15/64 393,698
Series - 2021 BN33 (Class C)
1,000,000 (d),(e) BANK 2.500 06/15/64 667,472
Series - 2021 BN35 (Class D)
3,000,000 BBCMS Mortgage Trust 3.674 02/15/50 2,853,366
Series - 2017 C1 (Class A4)
12,500,000 BBCMS Mortgage Trust 2.690 02/15/53 11,919,421
Series - 2020 C6 (Class A2)
500,000 BBCMS Mortgage Trust 4.441 09/15/55 472,671
Series - 2022 C17 (Class A5)
500,000 BBCMS Mortgage Trust 5.310 07/15/56 499,673
Series - 2023 C20 (Class A4)
1,000,000 (e) BBCMS Mortgage Trust 6.000 09/15/56 1,049,454
Series - 2023 C21 (Class A5)
955,000 BBCMS Mortgage Trust 6.521 11/15/56 1,035,897
Series - 2023 C22 (Class A4)
1,500,000 BBCMS Mortgage Trust 5.419 02/15/57 1,514,186
Series - 2024 C24 (Class A5)
2,000,000 BBCMS Mortgage Trust 5.946 03/15/57 2,051,139
Series - 2024 5C25 (Class A3)
1,500,000 (e) BBCMS Mortgage Trust 6.094 05/15/57 1,555,840
Series - 2024 A (Class )
500,000 (b) BBCMS Mortgage Trust 6.014 07/15/57 514,506
Series - 2024 5C27 (Class A3)
1,000,000 (e) Benchmark Mortgage Trust 3.878 01/15/51 922,225
Series - 2018 B1 (Class AM)
391,548 Benchmark Mortgage Trust 3.976 07/15/51 388,740
Series - 2018 B4 (Class A2)
1,000,000 (e) Benchmark Mortgage Trust 4.653 07/15/51 870,272
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3.542 05/15/52 5,293,888
Series - 2019 B11 (Class A5)
1,000,000 (e) Benchmark Mortgage Trust 2.944 02/15/53 849,914
Series - 2020 B16 (Class AM)
1,500,000 (e) Benchmark Mortgage Trust 3.176 02/15/53 1,248,618
Series - 2020 B16 (Class B)
1,500,000 (e) Benchmark Mortgage Trust 3.534 02/15/53 1,186,479
Series - 2020 B16 (Class C)
2,000,000 (e) Benchmark Mortgage Trust 4.510 05/15/53 1,919,322
Series - 2018 B7 (Class A4)
5,000,000 Benchmark Mortgage Trust 1.925 07/15/53 4,080,522
Series - 2020 B18 (Class A5)
2,500,000 Benchmark Mortgage Trust 1.704 12/17/53 2,069,009
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1.978 12/17/53 2,041,498
Series - 2020 B21 (Class A5)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 Benchmark Mortgage Trust 1.685% 01/15/54 $ 2,060,802
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1.973 01/15/54 1,220,524
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2.163 01/15/54 1,198,051
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1.620 02/15/54 1,868,102
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1.823 02/15/54 1,202,283
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2.070 02/15/54 1,205,362
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2.095 02/15/54 355,797
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2.274 02/15/54 388,763
Series - 2021 B23 (Class AS)
500,000 (e) Benchmark Mortgage Trust 2.563 02/15/54 345,832
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2.577 04/15/54 816,157
Series - 2021 B25 (Class A5)
1,000,000 Benchmark Mortgage Trust 2.847 04/15/54 790,516
Series - 2021 B25 (Class AS)
1,700,000 Benchmark Mortgage Trust 2.613 06/15/54 1,407,617
Series - 2021 B26 (Class A5)
702,000 (e) Benchmark Mortgage Trust 2.688 06/15/54 540,948
Series - 2021 B26 (Class B)
500,000 Benchmark Mortgage Trust 2.825 06/15/54 396,507
Series - 2021 B26 (Class AM)
1,500,000 Benchmark Mortgage Trust 2.512 07/15/54 1,197,217
Series - 2021 B27 (Class AS)
1,000,000 Benchmark Mortgage Trust 5.358 05/15/55 994,713
Series - 2023 V2 (Class A2)
500,000 (e) Benchmark Mortgage Trust 4.470 07/15/55 472,634
Series - 2022 B36 (Class A5)
500,000 (e) Benchmark Mortgage Trust 5.290 07/15/55 414,359
Series - 2022 B36 (Class C)
500,000 Benchmark Mortgage Trust 5.805 01/10/57 508,476
Series - 2024 V5 (Class A3)
500,000 (e) Benchmark Mortgage Trust 6.417 01/10/57 513,869
Series - 2024 V5 (Class AM)
5,000,000 Benchmark Mortgage Trust 2.914 12/15/72 4,704,465
Series - 2019 B15 (Class A2)
895,000 (e) BMARK 6.841 11/15/56 940,134
Series - 2023 V4 (Class A3)
1,500,000 (e) BMO Mortgage Trust 5.117 02/15/56 1,481,232
Series - 2023 C4 (Class A5)
1,000,000 (e) BMO Mortgage Trust 6.534 08/15/56 1,036,771
Series - 2023 5C1 (Class A3)
2,000,000 (e) BMO Mortgage Trust 5.956 09/15/56 2,089,744
Series - 2023 C6 (Class A5)
910,000 BMO Mortgage Trust 6.673 11/15/56 947,240
Series - 2023 5C2 (Class A2)
1,000,000 BMO Mortgage Trust 6.160 12/15/56 1,059,701
Series - 2023 C7 (Class A5)
2,730,000 (e) BMO Mortgage Trust 5.598 03/15/57 2,790,282
Series - 2024 C8 (Class A5)
1,000,000 (e) CD Mortgage Trust 3.526 11/10/49 933,696
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3.631 02/10/50 1,857,521
Series - 2017 CD3 (Class A4)

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 12,312 CD Mortgage Trust 3.025% 08/15/50 $ 11,630
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3.431 08/15/50 2,340,909
Series - 2017 CD5 (Class A4)
1,000,000 (e) CD Mortgage Trust 3.684 08/15/50 928,348
Series - 2017 CD5 (Class AS)
1,750,000 CD Mortgage Trust 4.279 08/15/51 1,672,417
Series - 2018 CD7 (Class A4)
182,521 Citigroup Commercial Mortgage Trust 3.622 07/10/47 182,226
Series - 2014 GC23 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3.635 10/10/47 497,830
Series - 2014 GC25 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3.137 02/10/48 988,320
Series - 2015 GC27 (Class A5)
1,000,000 Citigroup Commercial Mortgage Trust 3.571 02/10/48 985,282
Series - 2015 GC27 (Class AS)
1,000,000 Citigroup Commercial Mortgage Trust 3.616 02/10/49 958,887
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3.314 04/10/49 1,921,409
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3.576 04/10/49 477,469
Series - 2016 GC37 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 2.832 08/10/49 1,418,279
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3.465 09/15/50 939,873
Series - 2017 P8 (Class A4)
1,480,000 Citigroup Commercial Mortgage Trust 3.778 09/10/58 1,434,161
Series - 2015 GC33 (Class A4)
412,116 COMM Mortgage Trust 3.819 06/10/47 411,056
Series - 2014 UBS3 (Class A4)
1,000,000 COMM Mortgage Trust 3.694 08/10/47 997,676
Series - 2014 UBS4 (Class A5)
423,699 COMM Mortgage Trust 3.326 11/10/47 421,959
Series - 2014 CR20 (Class A3)
1,000,000 COMM Mortgage Trust 3.590 11/10/47 993,382
Series - 2014 CR20 (Class A4)
1,000,000 (e) COMM Mortgage Trust 4.339 12/10/47 964,731
Series - 2014 CR21 (Class B)
3,150,000 COMM Mortgage Trust 3.183 02/10/48 3,107,794
Series - 2015 LC19 (Class A4)
1,000,000 (e) COMM Mortgage Trust 4.352 02/10/48 935,779
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3.708 07/10/48 1,665,392
Series - 2015 LC21 (Class A4)
604,168 COMM Mortgage Trust 3.432 08/10/48 593,681
Series - 2015 CR24 (Class A4)
1,000,000 COMM Mortgage Trust 3.759 08/10/48 976,359
Series - 2015 CR25 (Class A4)
1,500,000 COMM Mortgage Trust 3.774 10/10/48 1,461,860
Series - 2015 LC23 (Class A4)
5,000,000 COMM Mortgage Trust 2.827 08/15/57 4,673,495
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3.263 08/15/57 2,634,606
Series - 2019 GC44 (Class AM)
650,000 (e) CSAIL Commercial Mortgage Trust 5.082 01/15/49 580,613
Series - 2016 C6 (Class C)
2,000,000 (e) CSAIL Commercial Mortgage Trust 4.224 08/15/51 1,894,788
Series - 2018 CX12 (Class A4)
10,000,000 CSAIL Commercial Mortgage Trust 4.053 03/15/52 9,456,532
Series - 2019 C15 (Class A4)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 475,000 Daimler Trucks Retail Trust 5.560% 07/15/31 $ 478,650
Series - 2024 1 (Class A4)
918,159 DBGS Mortgage Trust 4.358 10/15/51 915,710
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4.466 10/15/51 5,425,347
Series - 2018 C1 (Class A4)
1,590,000 DBJPM Mortgage Trust 3.328 06/10/50 1,481,537
Series - 2017 C6 (Class A5)
3,500,000 DBJPMortgage Trust 3.276 05/10/49 3,342,128
Series - 2016 C1 (Class A4)
1,000,000 DBJPMortgage Trust 3.539 05/10/49 945,950
Series - 2016 C1 (Class AM)
4,773,841 DBJPMortgage Trust 1.900 08/15/53 4,591,236
Series - 2020 C9 (Class A2)
2,602,623 Freddie Mac Multifamily Structured Pass Through
Certificates
3.023 01/25/25 2,562,969
Series - 2015 K045 (Class A2)
1,500,000 FHLMC 1.199 12/25/27 1,323,227
Series - 2021 K741 (Class AM)
8,440,000 FHLMC 1.603 12/25/27 7,580,754
Series - 2021 K741 (Class A2)
1,224,000 FHLMC 1.760 03/25/28 1,099,358
Series - 2021 K742 (Class A2)
749,000 FHLMC 1.369 04/25/28 658,304
Series - 2021 K742 (Class AM)
3,000,000 FHLMC 4.819 06/25/28 2,996,706
Series - 2023 K505 (Class A2)
2,919,043 FHLMC 1.712 07/25/28 2,600,024
Series - 2021 K744 (Class A2)
8,000,000 (e) FHLMC 4.650 08/25/28 7,930,009
Series - 2023 K506 (Class A2)
1,000,000 (e) FHLMC 4.740 08/25/28 994,218
Series - 2023 K508 (Class A2)
2,000,000 (e) FHLMC 4.800 09/25/28 1,993,039
Series - 2023 K507 (Class A2)
725,000 FHLMC 4.850 09/25/28 723,675
Series - 2023 K509 (Class A2)
2,000,000 FHLMC 4.572 12/25/28 1,977,758
Series - 2024 K514 (Class A2)
3,000,000 (e) FHLMC 5.355 01/25/29 3,057,164
Series - 2024 K517 (Class A2)
2,075,000 FHLMC 5.400 01/25/29 2,119,690
Series - 2024 K518 (Class A2)
3,000,000 FHLMC 5.477 01/25/29 3,072,429
Series - 2024 K516 (Class A2)
2,000,000 (e) FHLMC 5.180 03/25/29 2,026,554
Series - 2024 K520 (Class A2)
867,116 FHLMC 1.229 03/25/30 773,715
Series - 2021 K128 (Class A1)
932,539 FHLMC 1.101 08/25/30 813,701
Series - 2021 K125 (Class A1)
1,000,000 FHLMC 4.400 10/25/30 978,749
Series - 2023 K753 (Class A2)
1,915,159 FHLMC 1.353 11/25/30 1,692,633
Series - 2021 K127 (Class A1)
2,000,000 (e) FHLMC 4.940 11/25/30 2,015,090
Series - 2023 K754 (Class A2)
1,000,000 FHLMC 1.792 01/25/31 831,997
Series - 2021 K126 (Class AM)
9,000,000 FHLMC 1.846 01/25/31 7,544,691
Series - 2021 K125 (Class A2)

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,000,000 FHLMC 2.108% 01/25/31 $ 2,556,965
Series - 2021 K127 (Class A2)
1,332,000 FHLMC 1.851 02/25/31 1,110,103
Series - 2021 K127 (Class AM)
1,000,000 FHLMC 5.203 02/25/31 1,022,409
Series - 2024 K755 (Class A2)
1,000,000 FHLMC 1.749 03/25/31 826,587
Series - 2021 K128 (Class AM)
2,000,000 FHLMC 2.020 03/25/31 1,694,108
Series - 2021 K128 (Class A2)
1,000,000 FHLMC 1.647 05/25/31 818,989
Series - 2021 K129 (Class AM)
3,000,000 (e) FHLMC 3.500 07/25/32 2,741,507
Series - 2022 K148 (Class A2)
2,000,000 (e) FHLMC 4.500 08/25/33 1,954,450
Series - 2023 160 (Class A2)
4,748,000 FHLMC 5.150 12/25/33 4,863,595
Series - 2024 162 (Class A2)
1,500,000 (e) FHLMC 5.000 03/25/34 1,519,841
Series - 2024 163 (Class A2)
1,863,349 FHLMC 2.007 07/25/35 1,523,252
Series - 2021 1520 (Class A1)
2,000,000 FHLMC 2.438 02/25/36 1,566,321
Series - 2021 1520 (Class A2)
2,000,000 FHLMC 2.184 08/25/36 1,507,512
Series - 2021 1521 (Class A2)
1,500,000 GS Mortgage Securities Trust 3.964 11/10/47 1,445,966
Series - 2014 GC26 (Class AS)
1,547,206 GS Mortgage Securities Trust 3.136 02/10/48 1,542,304
Series - 2015 GC28 (Class A4)
1,423,318 GS Mortgage Securities Trust 3.178 11/10/49 1,355,364
Series - 2016 GS4 (Class A3)
1,350,000 (e) GS Mortgage Securities Trust 4.076 11/10/49 1,146,271
Series - 2016 GS4 (Class C)
800,000 GS Mortgage Securities Trust 3.382 05/10/50 780,838
Series - 2015 GC30 (Class A4)
557,863 GS Mortgage Securities Trust 2.945 08/10/50 540,248
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3.430 08/10/50 1,400,076
Series - 2017 GS7 (Class A4)
2,500,000 GS Mortgage Securities Trust 3.968 02/10/52 2,338,705
Series - 2019 GC38 (Class A4)
500,000 (e) GS Mortgage Securities Trust 4.309 02/10/52 455,376
Series - 2019 GC38 (Class B)
2,500,000 GS Mortgage Securities Trust 2.898 02/13/53 2,394,958
Series - 2020 GC45 (Class A2)
4,000,000 (e) GS Mortgage Securities Trust 3.173 02/13/53 3,481,477
Series - 2020 GC45 (Class AS)
2,000,000 (e) GS Mortgage Securities Trust 3.405 02/13/53 1,702,165
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2.125 05/12/53 1,691,634
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2.377 05/12/53 3,404,839
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1.662 12/12/53 905,855
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1.721 12/12/53 2,478,542
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2.012 12/12/53 1,610,212
Series - 2020 GSA2 (Class A5)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 GS Mortgage Securities Trust 2.224% 12/12/53 $ 781,293
Series - 2020 GSA2 (Class AS)
1,000,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2.822 08/15/49 946,071
Series - 2016 JP2 (Class A4)
1,458,929 JPMBB Commercial Mortgage Securities Trust 3.801 09/15/47 1,454,661
Series - 2014 C22 (Class A4)
1,875,000 (e) JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 1,786,982
Series - 2015 C29 (Class B)
2,700,000 JPMBB Commercial Mortgage Securities Trust 3.227 10/15/48 2,649,401
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3.532 10/15/48 1,070,014
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3.770 12/15/48 1,946,678
Series - 2015 C33 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3.576 03/17/49 964,387
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3.970 03/17/49 481,249
Series - 2016 C1 (Class AS)
500,000 (e) JPMBB Commercial Mortgage Securities Trust 4.858 03/17/49 475,805
Series - 2016 C1 (Class B)
681,668 JPMCC Commercial Mortgage Securities Trust 3.109 07/15/50 660,560
Series - 2017 JP6 (Class A3)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3.454 09/15/50 2,325,824
Series - 2017 JP7 (Class A5)
2,118,608 JPMCC Commercial Mortgage Securities Trust 3.219 06/13/52 2,013,860
Series - 2019 COR5 (Class ASB)
1,000,000 (e) JPMDB Commercial Mortgage Securities Trust 3.990 06/15/49 846,116
Series - 2016 C2 (Class B)
5,922,824 JPMDB Commercial Mortgage Securities Trust 3.141 12/15/49 5,505,653
Series - 2016 C4 (Class A3)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2.946 11/13/52 4,938,835
Series - 2019 COR6 (Class A2)
3,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.249 02/15/48 3,455,260
Series - 2015 C20 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.306 04/15/48 978,658
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.732 05/15/48 976,442
Series - 2015 C24 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.599 05/15/50 1,895,275
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3.594 03/15/49 512,581
Series - 2016 UBS9 (Class A4)
1,000,000 (e) Morgan Stanley Capital I Trust 5.012 07/15/51 897,678
Series - 2018 H3 (Class C)
1,299,447 (e) Morgan Stanley Capital I Trust 4.238 10/15/51 1,269,093
Series - 2018 L1 (Class ASB)
1,596,294 Morgan Stanley Capital I Trust 4.288 10/15/51 1,592,196
Series - 2018 L1 (Class A2)
1,500,000 (e) Morgan Stanley Capital I Trust 4.407 10/15/51 1,431,308
Series - 2018 L1 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4.071 03/15/52 940,296
Series - 2019 L2 (Class A4)
4,836,173 Morgan Stanley Capital I Trust 3.224 06/15/52 4,608,708
Series - 2019 H6 (Class ASB)
750,000 Morgan Stanley Capital I Trust 3.417 06/15/52 687,609
Series - 2019 H6 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 1.790 07/15/53 4,167,298
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2.438 05/15/54 1,692,011
Series - 2021 L5 (Class A3)

Nuveen Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 Morgan Stanley Capital I Trust 2.951% 05/15/54 $ 842,326
Series - 2021 L5 (Class AS)
353,756 UBS Commercial Mortgage Trust 2.998 08/15/50 352,801
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3.426 08/15/50 1,388,069
Series - 2017 C3 (Class A4)
1,000,000 (e) UBS Commercial Mortgage Trust 3.739 08/15/50 924,512
Series - 2017 C3 (Class AS)
11,000,000 UBS Commercial Mortgage Trust 4.313 05/15/51 10,513,174
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4.296 08/15/51 1,893,915
Series - 2018 C12 (Class A5)
2,400,000 (e) UBS Commercial Mortgage Trust 5.368 12/15/51 2,032,092
Series - 2018 C14 (Class C)
1,625,000 Verizon Master Trust 5.340 04/22/30 1,639,220
Series - 2024 3 (Class A1A)
875,000 (e) Wells Fargo Commercial Mortgage Trust 3.872 05/15/48 851,808
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.695 11/15/48 1,945,675
Series - 2015 C31 (Class A4)
480,000 (e) Wells Fargo Commercial Mortgage Trust 4.224 12/15/48 459,550
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2.652 08/15/49 1,874,812
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2.967 08/15/49 410,465
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3.377 11/15/49 934,105
Series - 2016 NXS6 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 4.152 08/15/51 1,891,031
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3.760 03/15/52 2,543,948
Series - 2019 C49 (Class A4)
1,937,782 Wells Fargo Commercial Mortgage Trust 3.635 05/15/52 1,879,754
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4.192 05/15/52 2,997,654
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3.040 10/15/52 8,983,170
Series - 2019 C53 (Class A4)
2,500,000 Wells Fargo Commercial Mortgage Trust 1.810 07/15/53 2,093,456
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2.092 07/15/53 1,236,179
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2.398 07/15/53 395,723
Series - 2020 C58 (Class AS)
10,000,000 Wells Fargo Commercial Mortgage Trust 1.864 08/15/53 8,356,717
Series - 2020 C57 (Class A3)
1,893,000 Wells Fargo Commercial Mortgage Trust 2.626 04/15/54 1,590,539
Series - 2021 C59 (Class A5)
117,000 Wells Fargo Commercial Mortgage Trust 3.896 03/15/59 108,441
Series - 2016 C33 (Class C)
TOTAL OTHER MORTGAGE BACKED 404,873,469
TOTAL STRUCTURED ASSETS 547,209,339
(Cost $594,291,356)
TOTAL LONG-TERM INVESTMENTS 23,828,667,412
(Cost $26,447,092,771)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.0%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0.000% 08/14/24 $ 4,965,827
TOTAL GOVERNMENT AGENCY DEBT 4,965,827
REPURCHASE AGREEMENT - 0.5%
106,724,000 (f) Fixed Income Clearing Corporation 5.320 07/01/24 106,724,000
TOTAL REPURCHASE AGREEMENT 106,724,000
TOTAL SHORT-TERM INVESTMENTS 111,689,827
(Cost $111,691,978)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
183,241,712 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (h) 183,241,712
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 183,241,712
(Cost $183,241,712)
TOTAL INVESTMENTS - 100.5% 24,123,598,951
(Cost $26,742,026,461)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (119,226,972)
NET ASSETS - 100.0% $ 24,004,371,979
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $190,515,566.
(b)
When-issued or delayed delivery security.
(c)
Perpetual security
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $72,754,632 or 0.3% of Total Investments.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $106,771,314 on 7/1/24, collateralized by Government Agency
Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $108,858,569.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Core Bond Fund June 30, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.1%
BANK LOAN OBLIGATIONS - 1.6%
CAPITAL GOODS - 0.1%
$ 787,821 (a) Alliance Laundry Systems LLC TSFR3M + 3.500% 8.899% 10/08/27 $ 791,705
1,653,347 (a) Centuri Group, Inc TSFR1M + 2.500% 7.958 08/27/28 1,655,645
583,778 (a) Chariot Buyer LLC TSFR1M + 3.250% 8.694 11/03/28 584,143
1,250,000 (a) Closure Systems International Group, Inc TSFR1M + 4.000% 9.344 03/22/29 1,258,987
972,500 (a) Conair Holdings LLC TSFR1M + 3.750% 9.208 05/17/28 968,450
471,646 (a) Cornerstone Building Brands, Inc TSFR1M + 3.250% 8.679 04/12/28 461,329
250,000 (a) Foundation Building Materials, Inc TSFR3M + 4.000% 9.330 01/29/31 249,306
142,791 (a) Quikrete Holdings, Inc TSFR1M + 2.500% 7.844 04/14/31 143,275
768,162 (a) Resideo Funding, Inc TSFR3M + 2.000% 7.331 02/11/28 770,082
1,000,000 (a) Titan Acquisition Ltd TSFR6M + 5.000% 10.326 02/15/29 1,003,545
399,415 (a) TransDigm, Inc TSFR3M + 0.028% 3.250 08/24/28 400,590
1,418,835 (a) TransDigm, Inc TSFR3M + 0.028% 8.085 03/22/30 1,423,127
TOTAL CAPITAL GOODS 9,710,184
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,333,748 (a) AlixPartners LLP TSFR1M + 2.500% 7.958 02/04/28 1,336,249
270,188 (a) Amentum Government Services Holdings LLC TSFR1M + 4.000% 9.344 02/15/29 271,707
370,500 (a) CHG Healthcare Services, Inc TSFR1M + 3.250% 8.708 09/29/28 371,502
651,871 (a) Covanta Holding Corp TSFR1M + 2.500% 7.844 11/30/28 652,307
49,826 (a) Covanta Holding Corp TSFR1M + 2.500% 7.844 11/30/28 49,859
631,965 (a) Dun & Bradstreet Corp TSFR1M + 2.750% 8.096 01/18/29 633,150
967,128 (a) EAB Global, Inc TSFR1M + 3.500% 8.944 08/16/28 967,370
398,013 (a) GFL Environmental, Inc TSFR3M + 0.053% 7.826 05/31/27 399,289
3,820,000 (a) GTCR W MERGER SUB TSFR3M + 3.000% 8.335 01/31/31 3,830,085
942,638 (a) Prime Security Services Borrower LLC TSFR3M + 2.250% 7.579 10/13/30 943,297
913 (a) TK Elevator US Newco, Inc TSFR6M + 0.035% 8.791 04/30/30 919
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,455,734
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
305,184 (a) Avis Budget Car Rental LLC TSFR1M + 1.750% 7.208 08/06/27 302,640
1,565,455 (a) CNT Holdings I Corp TSFR3M + 3.500% 8.830 11/08/27 1,571,114
1,908,397 (a) Driven Holdings LLC TSFR1M + 0.030% 8.458 12/17/28 1,904,428
517,466 (a) LS Group OpCo Acquistion LLC TSFR1M + 3.000% 8.344 04/23/31 518,328
867,290 (a) PetSmart LLC TSFR1M + 3.750% 9.194 02/11/28 865,841
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,162,351
CONSUMER DURABLES & APPAREL - 0.1%
2,493,655 (a) AI Aqua Merger Sub, Inc TSFR1M + 4.000% 9.329 07/31/28 2,500,911
1,843,000 (a) Hayward Industries, Inc TSFR1M + 2.750% 8.208 05/30/28 1,844,005
627,324 (a) Samsonite IP Holdings Sarl TSFR1M + 0.020% 7.344 06/21/30 630,856
297,273 (a) SRAM LLC TSFR1M + 2.750% 8.208 05/18/28 297,583
967,416 (a) Weber-Stephen Products LLC TSFR1M + 3.250% 8.708 10/30/27 902,246
TOTAL CONSUMER DURABLES & APPAREL 6,175,601
CONSUMER SERVICES - 0.2%
3,786,018 (a) 1011778 BC ULC TSFR1M + 0.018% 7.578 09/20/30 3,781,229
394,937 (a) Alterra Mountain Co TSFR1M + 3.250% 8.594 08/17/28 396,747
1,559,250 (a),(b) Caesars Entertainment, Inc TSFR3M + 0.028% 8.097 02/06/30 1,562,291
1,998,417 (a) Carnival Corp TSFR1M + 2.750% 8.094 10/18/28 2,006,220
830,012 (a) ClubCorp Holdings, Inc TSFR3M + 5.000% 10.596 09/18/26 835,407
270,000 (a) Delta 2 Lux Sarl TSFR3M + 2.250% 7.585 01/15/30 271,012
1,816,276 (a) Fertitta Entertainment LLC TSFR1M + 3.750% 9.081 01/27/29 1,820,471
5,149,125 (a) Flutter Financing BV TSFR3M + 2.250% 7.585 11/25/30 5,158,265
853,179 (a) IRB Holding Corp TSFR1M + 2.750% 8.179 12/15/27 853,819
375,904 (a) KFC Holding Co TSFR1M + 1.750% 7.196 03/15/28 376,306
643,824 (a) Life Time, Inc TSFR3M + 4.000% 9.591 01/15/26 647,619
1,485,112 (a) Motion Finco Sarl TSFR3M + 0.035% 8.835 11/12/29 1,487,340
304,290 (a) Penn National Gaming, Inc TSFR1M + 2.750% 8.194 05/03/29 305,010

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 499,129 (a) Scientific Games International, Inc TSFR1M + 2.750% 8.081% 04/14/29 $ 499,978
483,574 (a) Spin Holdco, Inc TSFR3M + 2.000% 9.600 03/04/28 414,362
TOTAL CONSUMER SERVICES 20,416,076
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
881,833 (a) US Foods, Inc TSFR1M + 2.000% 7.344 11/22/28 887,464
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 887,464
ENERGY - 0.0%
647,350 (a) Buckeye Partners LP TSFR1M + 2.000% 7.344 11/01/26 648,735
193,674 (a) DT Midstream, Inc TSFR1M + 2.000% 7.458 06/26/28 194,965
447,022 (a) Gulf Finance LLC TSFR1M + 6.250% 11.691 08/25/26 450,375
738,576 (a) Oryx Midstream Services Permian Basin LLC TSFR1M + 3.000% 8.441 10/05/28 739,961
TOTAL ENERGY 2,034,036
FINANCIAL SERVICES - 0.1%
888,000 (a) Avolon TLB Borrower US LLC TSFR1M + 0.015% 6.939 02/12/27 889,061
697,988 (a) Avolon TLB Borrower US LLC TSFR1M + 0.020% 7.339 06/22/28 699,733
1,452,427 (a) First Eagle Holdings, Inc TSFR1M + 3.000% 8.330 03/05/29 1,447,888
3,428,115 (a) Trans Union LLC TSFR1M + 2.000% 7.344 12/01/28 3,433,308
TOTAL FINANCIAL SERVICES 6,469,990
FOOD, BEVERAGE & TOBACCO - 0.0%
595,796 (a) Arterra Wines Canada, Inc TSFR3M + 3.500% 9.096 11/24/27 553,235
144,000 (a) Froneri US, Inc TSFR1M + 3.750% 9.208 10/08/27 144,082
429,335 (a) Triton Water Holdings, Inc TSFR3M + 3.250% 8.846 03/31/28 429,979
821,285 (a) Utz Quality Foods LLC TSFR1M + 2.750% 8.094 01/20/28 824,776
TOTAL FOOD, BEVERAGE & TOBACCO 1,952,072
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,661,428 (a) Bausch & Lomb Corp TSFR1M + 3.250% 8.689 05/10/27 3,627,102
698,667 (a) DaVita, Inc TSFR12M + 1.750% 7.208 08/12/26 697,490
448,175 (a) Element Materials Technology Group US Holdings, Inc TSFR3M + 0.043% 9.659 04/12/29 450,510
206,850 (a) Element Materials Technology Group US Holdings, Inc TSFR3M + 0.043% 9.685 07/06/29 207,928
495,595 (a) Global Medical Response, Inc TSFR1M + 5.500% 10.848 10/31/28 480,975
1,730,217 (a) ICU Medical, Inc TSFR3M + 2.500% 7.985 01/08/29 1,733,599
2,862,839 (a) Medline Borrower LP TSFR1M + 2.750% 8.094 10/23/28 2,871,785
588,727 (a) NMN Holdings III Corp TSFR1M + 3.500% 8.958 11/13/25 582,657
126,647 (a) NMN Holdings III Corp TSFR1M + 0.053% 8.958 11/13/25 125,341
1,867,250 (a) Onex TSG Intermediate Corp TSFR3M + 4.750% 10.346 02/28/28 1,865,691
2,463,850 (a) Phoenix Guarantor, Inc TSFR1M + 3.250% 8.594 02/21/31 2,460,475
3,438,473 (a) Phoenix Newco, Inc TSFR1M + 3.250% 8.708 11/15/28 3,449,751
2,825,985 (a) Select Medical Corp TSFR1M + 3.500% 8.344 03/06/27 2,830,690
1,965,390 (a) Surgery Center Holdings, Inc TSFR1M + 0.028% 8.089 12/19/30 1,972,888
TOTAL HEALTH CARE EQUIPMENT & SERVICES 23,356,882
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
1,880,568 (a) Kronos Acquisition Holdings, Inc TSFR1M + 3.000% 9.314 12/22/26 1,881,273
1,899,682 (a) Kronos Acquisition Holdings, Inc TSFR3M + 6.000% 11.493 12/22/26 1,904,431
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,785,704
INSURANCE - 0.1%
661,920 (a) Acrisure LLC LIBOR 1 M + 0.054% 8.944 02/15/27 662,608
415,501 (a) Asurion LLC TSFR1M + 3.250% 8.708 12/23/26 412,616
351,494 (a) BroadStreet Partners, Inc TSFR1M + 0.053% 8.594 06/13/31 350,967
2,128,232 (a) BroadStreet Partners, Inc TSFR1M + 3.250% 8.594 06/13/31 2,125,039
524,688 (a) HUB International Ltd TSFR3M + 3.250% 8.575 06/20/30 526,438
943,278 (a) Ryan Specialty Group LLC TSFR1M + 2.500% 8.094 09/01/27 949,291
1,975,038 (a) USI, Inc TSFR3M + 0.028% 8.302 11/23/29 1,977,516
1,990,000 (a) USI, Inc TSFR3M + 0.028% 8.085 09/27/30 1,992,488
TOTAL INSURANCE 8,996,963
MATERIALS - 0.1%
664,956 (a) Asplundh Tree Expert LLC TSFR1M + 1.750% 7.194 09/07/27 666,202
1,990,611 (a) Clydesdale Acquisition Holdings, Inc TSFR1M + 3.680% 9.119 04/13/29 1,997,449

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,183,400 (a) Ecovyst Catalyst Technologies LLC TSFR3M + 2.500% 7.930% 06/09/28 $ 1,184,560
198,004 (a) H.B. Fuller Co TSFR1M + 2.000% 7.344 02/15/30 198,376
978,220 (a) INEOS US Petrochem LLC TSFR1M + 4.250% 9.694 04/02/29 977,609
856,750 (a) Kloeckner Pentaplast of America, Inc TSFR6M + 2.750% 10.268 02/12/26 803,203
2,876,164 (a) TricorBraun Holdings, Inc TSFR1M + 3.250% 8.708 03/03/28 2,875,272
849,766 (a) Tronox Finance LLC TSFR3M + 2.500% 7.958 03/10/28 852,897
141,375 (a) WR Grace Holdings LLC TSFR1M + 3.250% 8.594 09/22/28 142,183
TOTAL MATERIALS 9,697,751
MEDIA & ENTERTAINMENT - 0.0%
476,944 (a) Altice Financing S.A. TSFR3M + 2.750% 8.340 01/31/26 443,558
74,361 (a) Diamond Sports Group LLC TSFR1M + 8.000% 8.000 05/25/26 70,122
368,225 (a) DIRECTV Financing LLC TSFR1M + 2.500% 10.458 08/02/27 369,422
433,325 (a) Lions Gate Capital Holdings LLC TSFR1M + 2.250% 7.694 03/24/25 433,433
154,444 (a) Univision Communications, Inc TSFR1M + 3.250% 8.694 03/15/26 154,705
TOTAL MEDIA & ENTERTAINMENT 1,471,240
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,252,666 (a) Avantor Funding, Inc TSFR1M + 2.000% 7.444 11/08/27 1,259,887
945,505 (a) Catalent Pharma Solutions, Inc TSFR1M + 2.000% 7.458 02/22/28 946,214
1,972,460 (a) Elanco Animal Health Inc TSFR1M + 1.750% 7.163 08/02/27 1,967,687
299,309 (a) Grifols Worldwide Operations USA, Inc TSFR1M + 2.000% 7.444 11/15/27 294,820
4,365,857 (a) Jazz Financing Lux Sarl TSFR1M + 3.000% 8.458 05/05/28 4,374,043
2,527,710 (a) Organon & Co TSFR1M + 2.500% 7.829 05/19/31 2,532,449
291,803 (a) Perrigo Investments LLC TSFR1M + 2.250% 7.694 04/20/29 291,620
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,666,720
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
23,194 (a) Cushman & Wakefield plc TSFR1M + 2.750% 8.208 08/21/25 23,245
463,812 (a) Cushman & Wakefield US Borrower LLC TSFR1M + 0.033% 8.679 01/31/30 464,392
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 487,637
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
17 (a) Bright Bidco BV TSFR3M + 9.000% 14.330 10/31/27 8
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8
SOFTWARE & SERVICES - 0.3%
150,867 (a) Avaya, Inc TSFR1M + 0.015% 6.844 08/01/28 130,720
2,958,783 (a) Boxer Parent Co, Inc TSFR1M + 4.000% 9.344 12/29/28 2,968,547
1,070,491 (a) Camelot US Acquisition LLC TSFR1M + 2.750% 8.094 01/31/31 1,073,703
648,375 (a) CCC Intelligent Solutions, Inc TSFR1M + 4.500% 7.708 09/21/28 649,390
1,995,000 (a) Cotiviti, Inc TSFR1M + 3.250% 8.563 04/30/31 1,990,013
2,192,729 (a) Ellucian Holdings, Inc TSFR1M + 3.500% 8.944 10/09/29 2,205,293
883,547 (a) Epicor Software Corp TSFR1M + 0.053% 8.594 05/30/31 888,331
3,178,091 (a) Gen Digital, Inc TSFR1M + 1.750% 7.094 09/12/29 3,170,988
830,875 (a) Informatica LLC TSFR1M + 2.750% 7.594 10/27/28 834,510
1,974,811 (a) Instructure Holdings, Inc TSFR3M + 2.750% 8.355 10/30/28 1,976,045
2,726,190 (a) Open Text Corp TSFR1M + 2.250% 7.594 01/31/30 2,741,157
702,955 (a) Peraton Corp TSFR1M + 3.750% 9.194 02/01/28 703,887
561,241 (a) Rackspace Finance LLC TSFR1M + 0.053% 8.186 05/15/28 258,971
122,235 (a) Rackspace Finance LLC TSFR1M + 0.053% 11.692 05/15/28 124,145
461,938 (a) RealPage, Inc TSFR1M + 3.500% 8.458 04/24/28 449,779
1,703,873 (a) Sedgwick Claims Management Services, Inc TSFR1M + 3.500% 9.094 02/24/28 1,707,894
1,528,634 (a) UKG, Inc TSFR1M + 3.250% 8.576 02/10/31 1,536,147
333,551 (a) West Technology Group LLC TSFR3M + 4.000% 9.580 04/10/27 324,920
2,500,000 (a),(b) Zelis Payments Buyer, Inc TSFR1M + 0.028% 8.094 09/28/29 2,502,288
TOTAL SOFTWARE & SERVICES 26,236,728
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
455,648 (a) CommScope, Inc TSFR1M + 3.250% 8.708 04/06/26 412,197
236,329 (a) Ingram Micro, Inc TSFR3M + 3.000% 8.596 06/30/28 237,622
605,688 (a) MLN US Holdco LLC TSFR3M + 0.053% 4.500 11/30/25 68,140
379,683 (a) MLN US Holdco LLC TSFR3M + 6.700% 12.127 10/18/27 74,355
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 792,314

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES - 0.0%
$ 964,501 (a) Altice France S.A. TSFR3M + 3.690% 9.278% 01/31/26 $ 774,466
193,000 (a) Cablevision Lightpath LLC TSFR1M + 3.250% 8.693 11/30/27 184,098
940,000 (a) Coral-US Co-Borrower LLC TSFR1M + 3.000% 8.443 10/15/29 923,907
2,950,000 (a) Virgin Media Bristol LLC TSFR1M + 2.500% 8.656 03/31/31 2,826,129
TOTAL TELECOMMUNICATION SERVICES 4,708,600
TRANSPORTATION - 0.0%
1,625,925 (a) Air Canada TSFR3M + 2.500% 7.847 03/21/31 1,630,242
600,000 (a) American Airlines, Inc TSFR3M + 4.750% 10.336 04/20/28 620,625
330,000 (a) Mileage Plus Holdings LLC TSFR3M + 0.053% 10.744 06/21/27 337,125
118,051 (a) SkyMiles IP Ltd TSFR3M + 3.750% 9.075 10/20/27 121,049
185,276 (a) WestJet Airlines Ltd TSFR1M + 3.000% 8.444 12/11/26 186,048
642,032 (a) XPO, Inc TSFR1M + 0.020% 7.344 05/24/28 644,661
TOTAL TRANSPORTATION 3,539,750
UTILITIES - 0.1%
653,019 (a) Calpine Corp 7.3224 12/16/2027 TSFR1M + 2.000% 7.344 12/16/27 654,534
471,375 (a) Energizer Holdings, Inc TSFR1M + 2.000% 7.344 12/22/27 473,145
2,384,208 (a) Talen Energy Supply LLC TSFR3M + 0.035% 8.818 05/17/30 2,414,011
427,662 (a) Talen Energy Supply LLC TSFR3M + 0.035% 8.827 05/17/30 433,008
880,310 (a) Vistra Operations Co LLC TSFR1M + 3.000% 7.344 12/20/30 882,010
TOTAL UTILITIES 4,856,708
TOTAL BANK LOAN OBLIGATIONS 161,860,513
(Cost $162,178,379)
CORPORATE BONDS - 33.3%
AUTOMOBILES & COMPONENTS - 1.0%
4,500,000 (c) Adient Global Holdings Ltd 4.875 08/15/26 4,376,582
2,060,000 (c) Clarios Global LP 6.750 05/15/28 2,084,829
225,000 Dana, Inc 5.375 11/15/27 219,922
225,000 (d) Dana, Inc 5.625 06/15/28 218,291
325,000 Dana, Inc 4.250 09/01/30 283,706
5,000,000 Ford Motor Credit Co LLC 3.664 09/08/24 4,976,232
7,075,000 Ford Motor Credit Co LLC 6.950 03/06/26 7,189,258
7,920,000 Ford Motor Credit Co LLC 7.350 03/06/30 8,381,693
4,000,000 (c) Ford Otomotiv Sanayi AS. 7.125 04/25/29 4,036,400
4,150,000 General Motors Co 6.125 10/01/25 4,171,595
4,390,000 General Motors Financial Co, Inc 2.750 06/20/25 4,267,036
1,400,000 General Motors Financial Co, Inc 6.050 10/10/25 1,405,048
10,900,000 General Motors Financial Co, Inc 5.000 04/09/27 10,788,760
3,550,000 General Motors Financial Co, Inc 5.850 04/06/30 3,593,439
2,000,000 General Motors Financial Co, Inc 5.750 02/08/31 2,005,337
9,850,000 General Motors Financial Co, Inc 2.700 06/10/31 8,143,611
9,350,000 General Motors Financial Co, Inc 5.600 06/18/31 9,280,027
3,450,000 (d) General Motors Financial Co, Inc 5.700 N/A(e) 3,238,578
2,000,000 General Motors Financial Co, Inc 5.750 N/A(e) 1,906,294
2,000,000 Goodyear Tire & Rubber Co 5.000 07/15/29 1,861,585
5,000,000 Goodyear Tire & Rubber Co 5.250 04/30/31 4,586,890
3,000,000 (c) Hyundai Capital Services, Inc 2.125 04/24/25 2,915,952
2,000,000 (c),(f) IHO Verwaltungs GmbH 4.750 09/15/26 1,938,081
500,000 (c),(f) IHO Verwaltungs GmbH 6.375 05/15/29 494,158
1,665,000 (c) Kia Corp 2.375 02/14/25 1,631,625
2,000,000 (c) Nemak SAB de C.V. 3.625 06/28/31 1,547,518
2,575,000 (c) Volkswagen Group of America Finance LLC 1.625 11/24/27 2,281,996
750,000 (c) ZF North America Capital, Inc 6.875 04/14/28 764,509
3,665,000 (c) ZF North America Capital, Inc 6.750 04/23/30 3,732,586
TOTAL AUTOMOBILES & COMPONENTS 102,321,538
BANKS - 7.4%
1,350,000 (c) Akbank T.A.S. 6.800 02/06/26 1,345,950
1,500,000 (c) Akbank T.A.S. 6.800 06/22/31 1,463,250

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 (c) Akbank TAS 7.498% 01/20/30 $ 1,489,125
2,995,000 (c) Australia & New Zealand Banking Group Ltd 2.950 07/22/30 2,901,142
5,000,000 (c) Australia & New Zealand Banking Group Ltd 6.750 N/A(e) 5,029,860
3,800,000 Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A(e) 4,044,401
2,100,000 (c) Banco de Credito del Peru 2.700 01/11/25 2,063,974
1,012,000 (c) Banco de Credito e Inversiones S.A. 2.875 10/14/31 863,418
700,000 (c) Banco de Credito e Inversiones S.A. 8.750 N/A(e) 733,320
1,800,000 (c) Banco del Estado de Chile 7.950 N/A(e) 1,859,400
2,000,000 (c) Banco do Brasil S.A. 6.000 03/18/31 1,956,540
1,725,000 (c) Banco Industrial S.A. 4.875 01/29/31 1,664,625
3,300,000 (c) Banco Internacional del Peru SAA Interbank 4.000 07/08/30 3,200,150
2,725,000 (c) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 2,419,491
4,000,000 Banco Santander S.A. 5.294 08/18/27 3,973,521
4,200,000 Banco Santander S.A. 3.800 02/23/28 3,955,073
5,200,000 Banco Santander S.A. 6.350 03/14/34 5,203,714
5,400,000 Banco Santander S.A. 4.750 N/A(e) 4,826,536
7,400,000 Banco Santander S.A. 9.625 N/A(e) 8,202,937
1,825,000 Bancolombia S.A. 4.625 12/18/29 1,762,704
2,600,000 Bancolombia S.A. 8.625 12/24/34 2,655,250
1,800,000 (b),(c) Bangkok Bank PCL 5.650 07/05/34 1,802,700
2,600,000 (c) Bangkok Bank PCL 3.466 09/23/36 2,162,570
2,500,000 (c) Banistmo S.A. 4.250 07/31/27 2,370,850
4,000,000 (c) Bank Hapoalim BM 3.255 01/21/32 3,591,408
8,000,000 (c) Bank Leumi Le-Israel BM 3.275 01/29/31 7,402,240
10,000,000 Bank of America Corp 4.000 01/22/25 9,904,825
1,000,000 Bank of America Corp 4.450 03/03/26 983,384
23,880,000 Bank of America Corp 2.592 04/29/31 20,647,020
52,500,000 Bank of America Corp 5.288 04/25/34 51,948,972
10,000,000 Bank of America Corp 5.468 01/23/35 9,989,884
8,925,000 Bank of America Corp 2.676 06/19/41 6,235,772
1,150,000 Bank of America Corp 4.375 N/A(e) 1,087,593
14,700,000 Bank of America Corp 6.100 N/A(e) 14,657,149
5,000,000 Bank of America Corp 6.250 N/A(e) 4,979,260
600,000 Barclays plc 2.279 11/24/27 555,842
4,700,000 Barclays plc 3.330 11/24/42 3,374,464
8,725,000 Barclays plc 9.625 N/A(e) 9,458,703
455,000 (c) BBVA Bancomer S.A. 5.350 11/12/29 449,290
3,350,000 (c) BBVA Bancomer S.A. 5.125 01/18/33 3,052,878
5,550,000 (c) BNP Paribas S.A. 2.819 11/19/25 5,480,899
5,895,000 (c) BNP Paribas S.A. 1.904 09/30/28 5,262,943
2,800,000 (c) BNP Paribas S.A. 2.588 08/12/35 2,288,581
5,000,000 (c),(d) BNP Paribas S.A. 8.000 N/A(e) 5,018,640
16,225,000 (c) BNP Paribas S.A. 7.750 N/A(e) 16,363,156
7,906,000 (c) BNP Paribas S.A. 7.375 N/A(e) 7,886,274
6,275,000 CitiBank NA 5.570 04/30/34 6,374,811
4,025,000 Citigroup, Inc 3.200 10/21/26 3,838,546
2,200,000 Citigroup, Inc 4.300 11/20/26 2,145,986
5,150,000 Citigroup, Inc 4.125 07/25/28 4,943,586
20,000,000 Citigroup, Inc 2.572 06/03/31 17,166,472
8,150,000 Citigroup, Inc 4.910 05/24/33 7,826,121
21,500,000 Citigroup, Inc 6.270 11/17/33 22,517,658
4,900,000 Citigroup, Inc 6.250 N/A(e) 4,896,577
8,425,000 Citigroup, Inc 7.625 N/A(e) 8,771,941
7,500,000 Citigroup, Inc 4.000 N/A(e) 7,182,578
6,315,000 (c) Cooperatieve Rabobank UA 1.339 06/24/26 6,048,946
4,175,000 Cooperatieve Rabobank UA 3.750 07/21/26 4,018,875
12,000,000 (c) Credit Agricole S.A. 8.125 N/A(e) 12,176,400
4,050,000 Deutsche Bank AG. 5.371 09/09/27 4,056,851
3,750,000 Deutsche Bank AG. 2.311 11/16/27 3,462,255
3,450,000 Deutsche Bank AG. 6.819 11/20/29 3,587,955
1,150,000 (c) Development Bank of Kazakhstan JSC 2.950 05/06/31 956,052

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,675,000 (c) Grupo Aval Ltd 4.375% 02/04/30 $ 1,438,002
2,160,000 (c) Hana Bank 3.500 N/A(e) 2,024,676
11,915,000 HSBC Holdings plc 4.292 09/12/26 11,705,627
1,850,000 HSBC Holdings plc 2.013 09/22/28 1,661,427
6,800,000 HSBC Holdings plc 7.390 11/03/28 7,191,102
3,850,000 HSBC Holdings plc 3.973 05/22/30 3,598,890
2,430,000 HSBC Holdings plc 2.848 06/04/31 2,100,602
590,000 HSBC Holdings plc 6.800 06/01/38 623,779
5,000,000 HSBC Holdings plc 6.500 N/A(e) 4,922,287
10,000,000 (d) HSBC Holdings plc 8.000 N/A(e) 10,502,500
UGX 8,000,000,000 (c),(g) ICBC Standard Bank plc 14.250 06/26/34 1,855,116
2,875,000 (c) ICICI Bank Ltd 3.800 12/14/27 2,738,409
8,225,000 (c) ING Groep NV 1.400 07/01/26 7,877,783
400,000 ING Groep NV 3.950 03/29/27 386,108
11,000,000 ING Groep NV 6.500 N/A(e) 10,879,283
3,000,000 (c) Intercorp Financial Services, Inc 4.125 10/19/27 2,798,356
4,500,000 (c) Intesa Sanpaolo SpA 7.700 N/A(e) 4,488,401
8,150,000 JPMorgan Chase & Co 2.301 10/15/25 8,068,097
2,500,000 JPMorgan Chase & Co 3.200 06/15/26 2,406,708
3,525,000 JPMorgan Chase & Co 4.323 04/26/28 3,438,758
10,905,000 JPMorgan Chase & Co 3.702 05/06/30 10,196,509
3,810,000 JPMorgan Chase & Co 1.953 02/04/32 3,098,997
10,000,000 JPMorgan Chase & Co 4.912 07/25/33 9,712,370
24,675,000 JPMorgan Chase & Co 5.350 06/01/34 24,565,655
5,625,000 JPMorgan Chase & Co 6.254 10/23/34 5,965,925
20,000,000 JPMorgan Chase & Co 5.766 04/22/35 20,520,158
3,275,000 JPMorgan Chase & Co 2.525 11/19/41 2,231,203
14,550,000 JPMorgan Chase & Co 3.157 04/22/42 10,827,414
700,000 JPMorgan Chase & Co 4.260 02/22/48 586,199
7,380,000 JPMorgan Chase & Co 3.650 N/A(e) 6,980,444
6,535,000 JPMorgan Chase & Co 5.000 N/A(e) 6,516,309
13,200,000 JPMorgan Chase & Co 6.100 N/A(e) 13,212,844
12,500,000 JPMorgan Chase & Co 6.875 N/A(e) 12,910,800
9,800,000 Lloyds Banking Group plc 7.500 N/A(e) 9,796,458
5,000,000 (d) Lloyds Banking Group plc 8.000 N/A(e) 5,111,015
7,150,000 M&T Bank Corp 3.500 N/A(e) 5,966,675
7,200,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 7,042,511
2,070,000 Mitsubishi UFJ Financial Group, Inc 1.412 07/17/25 1,983,364
3,000,000 (c) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,746,374
8,000,000 (c) NBK SPC Ltd 1.625 09/15/27 7,350,000
3,000,000 (c) NBK Tier  Financing Ltd 3.625 N/A(e) 2,771,250
5,470,000 (c) Nordea Bank Abp 6.625 N/A(e) 5,428,466
4,720,000 PNC Bank NA 2.700 10/22/29 4,117,003
4,105,000 PNC Financial Services Group, Inc 3.400 N/A(e) 3,682,882
6,000,000 PNC Financial Services Group, Inc 6.200 N/A(e) 5,976,657
2,070,000 (c) Societe Generale S.A. 1.375 07/08/25 1,982,026
3,250,000 (c) Societe Generale S.A. 7.132 01/19/55 3,110,735
12,000,000 (c) Societe Generale S.A. 10.000 N/A(e) 12,449,928
4,600,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 4,416,049
5,100,000 Toronto-Dominion Bank 4.285 09/13/24 5,083,276
1,300,000 Toronto-Dominion Bank 3.625 09/15/31 1,237,620
1,960,000 Truist Bank 2.250 03/11/30 1,634,776
7,000,000 Truist Financial Corp 4.950 N/A(e) 6,856,683
4,500,000 Truist Financial Corp 5.100 N/A(e) 4,202,317
1,500,000 (c) Turkiye Garanti Bankasi AS. 7.177 05/24/27 1,478,724
675,000 (c) Turkiye Garanti Bankasi AS. 8.375 02/28/34 672,469
500,000 (a),(b),(c) Turkiye Vakiflar Bankasi TAO 0.000 10/05/34 499,662
3,000,000 (c) United Overseas Bank Ltd 1.250 04/14/26 2,802,761
3,700,000 (c) United Overseas Bank Ltd 2.000 10/14/31 3,418,627
3,400,000 US Bancorp 4.839 02/01/34 3,223,332
3,425,000 Wells Fargo & Co 3.550 09/29/25 3,343,379

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 10,475,000 Wells Fargo & Co 2.393% 06/02/28 $ 9,647,353
6,400,000 Wells Fargo & Co 6.303 10/23/29 6,641,362
6,825,000 (d) Wells Fargo & Co 7.625 N/A(e) 7,267,977
10,575,000 Wells Fargo & Co 3.900 N/A(e) 10,119,491
9,500,000 Wells Fargo & Co 5.875 N/A(e) 9,456,591
TOTAL BANKS 758,089,819
CAPITAL GOODS - 1.1%
1,000,000 AECOM 5.125 03/15/27 982,675
4,500,000 (c) AerCap Global Aviation 6.500 06/15/45 4,489,619
4,350,000 Air Lease Corp 3.125 12/01/30 3,800,881
2,430,000 (c) Airbus SE 3.150 04/10/27 2,317,814
1,395,000 (c) Albion Financing 1 SARL 6.125 10/15/26 1,377,044
650,000 (c) BAE Systems plc 1.900 02/15/31 528,012
705,000 (c) Beacon Roofing Supply, Inc 6.500 08/01/30 711,351
17,400,000 Boeing Co 2.196 02/04/26 16,353,827
1,350,000 Boeing Co 3.250 02/01/28 1,236,328
3,600,000 Boeing Co 5.705 05/01/40 3,319,073
12,100,000 Boeing Co 5.805 05/01/50 10,904,520
1,160,000 (c) Chart Industries, Inc 7.500 01/01/30 1,198,705
1,075,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 1,121,788
400,000 (c) Esab Corp 6.250 04/15/29 402,399
3,075,000 (c) H&E Equipment Services, Inc 3.875 12/15/28 2,774,476
665,000 (c) Herc Holdings, Inc 6.625 06/15/29 674,325
9,200,000 Honeywell International, Inc 5.250 03/01/54 8,927,244
1,430,000 (c) Husky Injection Molding Systems Ltd 9.000 02/15/29 1,480,785
675,000 (c) James Hardie International Finance DAC 5.000 01/15/28 651,129
7,145,000 John Deere Capital Corp 2.000 06/17/31 5,892,927
6,450,000 L3Harris Technologies, Inc 5.400 07/31/33 6,429,658
850,000 Lockheed Martin Corp 1.850 06/15/30 716,063
2,850,000 Lockheed Martin Corp 5.200 02/15/64 2,694,551
595,000 (c) Masterbrand, Inc 7.000 07/15/32 601,724
280,000 MITER BRAND 6.750 04/01/32 281,991
5,775,000 Northrop Grumman Corp 3.250 01/15/28 5,438,773
10,675,000 Raytheon Technologies Corp 4.125 11/16/28 10,275,747
6,500,000 Raytheon Technologies Corp 6.000 03/15/31 6,770,725
1,675,000 (c) Sisecam UK plc 8.625 05/02/32 1,705,502
2,000,000 (c) Sociedad Quimica y Minera de Chile S.A. 4.250 05/07/29 1,906,278
1,800,000 (c) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 1,880,861
2,500,000 (c) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 1,690,709
500,000 Trane Technologies Global Holding Co Ltd 3.750 08/21/28 476,628
3,750,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 3,564,032
1,575,000 (c) TransDigm, Inc 6.875 12/15/30 1,607,839
525,000 Tyco Electronics Group S.A. 3.700 02/15/26 512,621
425,000 (c) WESCO Distribution, Inc 7.250 06/15/28 432,624
1,595,000 (c) Windsor Holdings III LLC 8.500 06/15/30 1,664,681
TOTAL CAPITAL GOODS 117,795,929
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,655,000 (c) ADT Corp 4.875 07/15/32 1,519,789
325,000 (c) ASGN, Inc 4.625 05/15/28 306,499
1,000,000 (c) Garda World Security Corp 4.625 02/15/27 955,560
745,000 (c) Garda World Security Corp 7.750 02/15/28 758,773
1,000,000 (c) GFL Environmental, Inc 3.750 08/01/25 991,017
125,000 (c) GFL Environmental, Inc 5.125 12/15/26 123,793
1,035,000 (c) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 1,079,145
2,125,000 (c) Prime Security Services Borrower LLC 5.750 04/15/26 2,108,854
1,300,000 (c) Prime Security Services Borrower LLC 3.375 08/31/27 1,202,851
2,655,000 (c) Prime Security Services Borrower LLC 6.250 01/15/28 2,616,297
2,225,000 Republic Services, Inc 2.900 07/01/26 2,126,781
420,000 Verisk Analytics, Inc 3.625 05/15/50 302,031
1,235,000 Waste Management, Inc 1.500 03/15/31 988,429

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 1,500,000 Waste Management, Inc 2.500% 11/15/50 $ 896,989
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,976,808
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
2,670,000 (c) Asbury Automotive Group, Inc 4.625 11/15/29 2,467,800
755,000 (c) Asbury Automotive Group, Inc 5.000 02/15/32 684,036
3,275,000 AutoZone, Inc 1.650 01/15/31 2,626,686
925,000 (c) Bath & Body Works, Inc 6.625 10/01/30 927,888
550,000 (c) Group 1 Automotive, Inc 4.000 08/15/28 508,058
6,975,000 Home Depot, Inc 4.950 06/25/34 6,902,296
4,500,000 (c) JSM Global Sarl 4.750 10/20/30 675,000
636,000 Kohl's Corp 4.625 05/01/31 532,031
800,000 (c) LCM Investments Holdings II LLC 4.875 05/01/29 747,785
790,000 (c) LCM Investments Holdings II LLC 8.250 08/01/31 824,348
850,000 (c) Lithia Motors, Inc 4.625 12/15/27 810,820
7,450,000 Lowe's Cos, Inc 4.250 04/01/52 5,855,100
2,450,000 (c) Macy's Retail Holdings LLC 6.125 03/15/32 2,339,658
4,900,000 (c) Magic Mergeco, Inc 5.250 05/01/28 3,919,985
4,215,000 O'Reilly Automotive, Inc 3.550 03/15/26 4,082,240
2,175,000 O'Reilly Automotive, Inc 3.600 09/01/27 2,072,032
2,100,000 O'Reilly Automotive, Inc 4.200 04/01/30 1,998,727
9,530,000 O'Reilly Automotive, Inc 1.750 03/15/31 7,678,954
437,000 (c) Prosus NV 4.850 07/06/27 424,134
1,425,000 (c) Prosus NV 4.193 01/19/32 1,257,059
1,675,000 (c) Prosus NV 4.987 01/19/52 1,307,124
460,000 (c) Wand NewCo 3, Inc 7.625 01/30/32 475,084
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 49,116,845
CONSUMER DURABLES & APPAREL - 0.1%
5,000,000 Lennar Corp 5.000 06/15/27 4,972,385
1,175,000 (d) Newell Brands, Inc 6.375 09/15/27 1,158,721
TOTAL CONSUMER DURABLES & APPAREL 6,131,106
CONSUMER SERVICES - 0.3%
1,035,000 (c) 1011778 BC ULC 6.125 06/15/29 1,038,752
2,000,000 (c) CDI Escrow Issuer, Inc 5.750 04/01/30 1,942,670
3,285,000 (c) Churchill Downs, Inc 6.750 05/01/31 3,302,785
1,960,000 (c) Flutter Treasury Designated Activity Co 6.375 04/29/29 1,972,410
3,500,000 (c) Genm Capital Labuan Ltd 3.882 04/19/31 3,055,548
125,000 (c) Hilton Domestic Operating Co, Inc 5.750 05/01/28 124,378
2,990,000 (c) Hilton Domestic Operating Co, Inc 5.875 04/01/29 2,994,057
2,200,000 (c) Hilton Domestic Operating Co, Inc 3.625 02/15/32 1,903,840
2,455,000 (c) Hilton Grand Vacations Borrower Escrow LLC 6.625 01/15/32 2,466,494
400,000 (c) International Game Technology plc 4.125 04/15/26 389,402
540,000 (c) International Game Technology plc 6.250 01/15/27 541,765
350,000 (c) Light & Wonder International, Inc 7.500 09/01/31 361,627
425,000 (c),(d) Marriott Ownership Resorts, Inc 4.500 06/15/29 390,514
1,000,000 (c) NCL Corp Ltd 5.875 03/15/26 988,623
2,335,000 Sands China Ltd 2.300 03/08/27 2,126,813
1,400,000 Sands China Ltd 5.900 08/08/28 1,370,781
1,980,000 (c) Six Flags Entertainment Corp 0.000 04/30/32 2,012,148
1,175,000 (c) Wynn Macau Ltd 5.625 08/26/28 1,101,909
TOTAL CONSUMER SERVICES 28,084,516
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
3,505,000 (c) Albertsons Cos, Inc 6.500 02/15/28 3,521,618
3,975,000 Costco Wholesale Corp 1.600 04/20/30 3,341,153
3,000,000 Kroger Co 3.875 10/15/46 2,260,380
730,000 SYSCO Corp 3.750 10/01/25 714,480
1,000,000 SYSCO Corp 6.000 01/17/34 1,049,612
3,700,000 SYSCO Corp 3.150 12/14/51 2,421,064
785,000 (c) US Foods, Inc 6.875 09/15/28 802,598
3,600,000 Walmart, Inc 1.050 09/17/26 3,318,614

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 294,000 Walmart, Inc 2.375% 09/24/29 $ 263,734
5,155,000 Walmart, Inc 1.800 09/22/31 4,247,398
3,900,000 Walmart, Inc 2.500 09/22/41 2,701,471
5,150,000 Walmart, Inc 4.500 04/15/53 4,558,335
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 29,200,457
ENERGY - 3.5%
2,500,000 (c) Antero Midstream Partners LP 5.750 01/15/28 2,457,702
2,000,000 (c) Antero Midstream Partners LP 6.625 02/01/32 2,017,996
1,875,000 (c) Archrock Partners LP 6.250 04/01/28 1,856,968
875,000 Cenovus Energy, Inc 2.650 01/15/32 723,697
2,367,000 Cenovus Energy, Inc 5.400 06/15/47 2,178,606
4,250,000 Cheniere Energy Partners LP 3.250 01/31/32 3,627,481
6,900,000 (c) Cheniere Energy Partners LP 5.750 08/15/34 6,927,490
300,000 Chevron USA, Inc 3.900 11/15/24 298,216
1,440,000 (c) Civitas Resources, Inc 8.375 07/01/28 1,508,874
640,000 (c) Civitas Resources, Inc 8.625 11/01/30 686,221
1,750,000 (c) Civitas Resources, Inc 8.750 07/01/31 1,874,162
1,350,000 (c) CNX Resources Corp 7.250 03/01/32 1,376,148
2,000,000 (c) Cosan Ltd 5.500 09/20/29 1,878,583
4,600,000 Diamondback Energy, Inc 4.400 03/24/51 3,674,251
1,790,000 (c) DT Midstream, Inc 4.125 06/15/29 1,653,684
1,490,000 (c) DT Midstream, Inc 4.375 06/15/31 1,357,127
2,500,000 Ecopetrol S.A. 5.375 06/26/26 2,449,292
1,050,000 Ecopetrol S.A. 6.875 04/29/30 1,008,486
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,861,976
2,675,000 (c) Empresa Nacional del Petroleo 3.450 09/16/31 2,280,825
6,875,000 Enbridge, Inc 5.700 03/08/33 6,929,068
1,960,000 Enbridge, Inc 2.500 08/01/33 1,555,462
10,350,000 Enbridge, Inc 5.750 07/15/80 9,766,805
2,424,000 (c) Energean Israel Finance Ltd 4.875 03/30/26 2,284,620
1,450,000 (c) Energean Israel Finance Ltd 8.500 09/30/33 1,370,250
2,440,000 Energy Transfer LP 2.900 05/15/25 2,380,167
2,675,000 Energy Transfer LP 4.750 01/15/26 2,642,440
8,000,000 Energy Transfer LP 5.250 04/15/29 7,968,336
1,235,000 Energy Transfer LP 3.750 05/15/30 1,136,082
8,600,000 Energy Transfer LP 5.750 02/15/33 8,688,571
4,100,000 Energy Transfer LP 6.550 12/01/33 4,345,086
2,450,000 Energy Transfer LP 5.550 05/15/34 2,424,719
450,000 Energy Transfer LP 5.400 10/01/47 402,565
4,100,000 Energy Transfer LP 6.250 04/15/49 4,078,625
4,625,000 Energy Transfer LP 5.000 05/15/50 3,925,773
5,450,000 Energy Transfer LP 5.950 05/15/54 5,307,038
10,000,000 Energy Transfer LP 7.125 N/A(e) 9,905,399
1,670,000 Energy Transfer Operating LP 5.500 06/01/27 1,674,745
500,000 (c) EnLink Midstream LLC 5.625 01/15/28 496,981
1,250,000 Enterprise Products Operating LLC 3.700 02/15/26 1,217,858
1,425,000 Enterprise Products Operating LLC 4.250 02/15/48 1,164,762
2,300,000 Enterprise Products Operating LLC 4.200 01/31/50 1,844,261
4,575,000 Enterprise Products Operating LLC 3.200 02/15/52 3,039,979
6,575,000 Enterprise Products Operating LLC 3.300 02/15/53 4,428,229
276,000 (c) EQM Midstream Partners LP 6.000 07/01/25 276,055
1,200,000 (c) EQM Midstream Partners LP 6.500 07/01/27 1,212,883
1,900,000 (c) EQM Midstream Partners LP 4.500 01/15/29 1,793,060
695,000 (c) EQM Midstream Partners LP 6.375 04/01/29 702,024
850,000 (c) EQT Corp 3.125 05/15/26 812,262
2,431,200 (c) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,084,689
2,750,000 (c) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,234,381
3,000,000 Genesis Energy LP 8.000 01/15/27 3,067,377
490,000 Genesis Energy LP 8.250 01/15/29 505,846
1,450,000 (c) Hilcorp Energy I LP 5.750 02/01/29 1,403,119
1,450,000 (c) Hilcorp Energy I LP 6.000 02/01/31 1,383,930

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,000,000 (c) Hilcorp Energy I LP 8.375% 11/01/33 $ 2,131,514
3,500,000 (c) KazMunayGas National Co JSC 3.500 04/14/33 2,863,245
2,000,000 (c) Kinetik Holdings LP 6.625 12/15/28 2,031,916
1,070,000 (c) Kodiak Gas Services LLC 7.250 02/15/29 1,096,831
1,325,000 (c) Kosmos Energy Ltd 7.750 05/01/27 1,295,336
1,525,000 (c) Leviathan Bond Ltd 6.125 06/30/25 1,476,169
11,924,000 Marathon Oil Corp 5.300 04/01/29 11,973,028
5,000,000 Marathon Petroleum Corp 4.700 05/01/25 4,959,122
13,040,000 Marathon Petroleum Corp 3.800 04/01/28 12,425,492
1,000,000 Marathon Petroleum Corp 4.750 09/15/44 852,612
2,750,000 Marathon Petroleum Corp 5.000 09/15/54 2,334,962
1,500,000 (c) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,568,203
5,000,000 (c) MEG Energy Corp 5.875 02/01/29 4,863,586
710,000 (c) Midwest Connector Capital Co LLC 4.625 04/01/29 689,181
4,475,000 MPLX LP 1.750 03/01/26 4,205,200
16,235,000 MPLX LP 2.650 08/15/30 13,990,240
2,935,000 MPLX LP 4.700 04/15/48 2,414,171
642,000 Murphy Oil Corp 5.875 12/01/27 641,201
7,735,000 (c) Northern Natural Gas Co 3.400 10/16/51 5,131,889
325,000 Occidental Petroleum Corp 5.500 12/01/25 324,175
475,000 Occidental Petroleum Corp 5.550 03/15/26 474,100
5,000,000 Occidental Petroleum Corp 3.500 08/15/29 4,544,274
2,000,000 Occidental Petroleum Corp 6.600 03/15/46 2,086,466
1,450,000 (c) Oleoducto Central S.A. 4.000 07/14/27 1,343,996
7,750,000 ONEOK, Inc 4.500 03/15/50 6,130,084
2,000,000 (c) Parkland Corp 4.500 10/01/29 1,830,611
1,260,000 (c) Parkland Corp 4.625 05/01/30 1,149,175
1,210,000 (c) Permian Resources Operating LLC 7.000 01/15/32 1,242,992
6,200,000 (c) Pertamina Persero PT 1.400 02/09/26 5,790,645
850,000 (c) Pertamina Persero PT 3.650 07/30/29 789,479
1,667,000 (d) Petrobras Global Finance BV 5.999 01/27/28 1,664,609
1,200,000 Petrobras Global Finance BV 6.900 03/19/49 1,132,273
767,000 (c) Petroleos del Peru S.A. 4.750 06/19/32 571,791
2,700,000 Petroleos Mexicanos 5.950 01/28/31 2,175,835
6,244,000 Petroleos Mexicanos 6.700 02/16/32 5,227,968
3,000,000 Petroleos Mexicanos 7.690 01/23/50 2,169,022
1,000,000 (c) Petronas Energy Canada Ltd 2.112 03/23/28 901,027
15,790,000 Phillips 66 2.150 12/15/30 13,189,396
2,400,000 Phillips 66 3.300 03/15/52 1,569,081
860,000 Phillips 66 Co 3.150 12/15/29 778,174
775,000 Phillips 66 Co 4.680 02/15/45 660,964
2,050,000 (c) Promigas S.A. ESP 3.750 10/16/29 1,862,144
3,000,000 (c) Qatar Petroleum 2.250 07/12/31 2,505,315
8,670,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 8,704,726
6,365,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 6,106,144
3,175,000 (c) Saudi Arabian Oil Co 2.250 11/24/30 2,672,893
1,975,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 1,896,135
2,235,000 (c) Sunoco LP 7.000 05/01/29 2,290,614
1,150,000 Sunoco LP 4.500 05/15/29 1,075,503
300,000 Targa Resources Partners LP 6.500 07/15/27 302,141
4,500,000 Targa Resources Partners LP 6.500 03/30/34 4,765,191
1,700,000 (c) Tengizchevroil Finance Co International Ltd 2.625 08/15/25 1,629,314
4,000,000 (c) Thaioil Treasury Center Co Ltd 2.500 06/18/30 3,374,124
1,450,000 TotalEnergies Capital International S.A. 2.986 06/29/41 1,056,846
5,550,000 TotalEnergies Capital International S.A. 3.127 05/29/50 3,742,176
2,000,000 TotalEnergies Capital S.A. 5.488 04/05/54 1,972,321
3,100,000 TotalEnergies Capital S.A. 5.638 04/05/64 3,069,595
7,835,000 TransCanada Trust 5.500 09/15/79 7,190,408
999,000 (c) Transocean, Inc 8.750 02/15/30 1,048,828
500,000 USA Compression Partners LP 6.875 09/01/27 500,937
2,125,000 (c) USA Compression Partners LP 7.125 03/15/29 2,141,167

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,000,000 (c) Venture Global Calcasieu Pass LLC 4.125% 08/15/31 $ 1,794,731
2,205,000 (c) Venture Global LNG, Inc 8.125 06/01/28 2,271,629
3,000,000 (c) Venture Global LNG, Inc 9.875 02/01/32 3,265,275
7,050,000 Williams Cos, Inc 2.600 03/15/31 5,955,182
5,550,000 Williams Cos, Inc 5.650 03/15/33 5,600,634
TOTAL ENERGY 355,635,240
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
6,850,000 Agree LP 2.000 06/15/28 6,050,717
5,450,000 (d) Alexandria Real Estate Equities, Inc 3.450 04/30/25 5,348,967
450,000 Alexandria Real Estate Equities, Inc 3.950 01/15/27 434,848
675,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 646,148
2,775,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 2,715,853
1,900,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 1,429,420
2,700,000 American Tower Corp 2.950 01/15/25 2,657,734
600,000 American Tower Corp 3.375 10/15/26 573,026
1,200,000 American Tower Corp 3.600 01/15/28 1,132,319
5,370,000 American Tower Corp 1.500 01/31/28 4,707,991
5,800,000 American Tower Corp 3.800 08/15/29 5,391,029
6,950,000 American Tower Corp 2.900 01/15/30 6,126,828
1,375,000 American Tower Corp 2.100 06/15/30 1,152,062
890,000 American Tower Corp 1.875 10/15/30 724,586
2,225,000 Brixmor Operating Partnership LP 3.850 02/01/25 2,200,800
8,206,000 Brixmor Operating Partnership LP 2.250 04/01/28 7,321,637
2,900,000 CubeSmart LP 2.250 12/15/28 2,553,501
1,474,000 CubeSmart LP 2.000 02/15/31 1,191,713
1,525,000 Digital Realty Trust LP 3.600 07/01/29 1,414,570
7,735,000 Essential Properties LP 2.950 07/15/31 6,363,581
3,200,000 Essex Portfolio LP 3.000 01/15/30 2,842,441
2,275,000 Extra Space Storage LP 2.400 10/15/31 1,869,124
1,225,000 Federal Realty OP LP 1.250 02/15/26 1,143,215
1,675,000 Healthcare Realty Holdings LP 3.875 05/01/25 1,642,883
4,125,000 Healthcare Realty Holdings LP 3.500 08/01/26 3,951,558
3,000,000 Healthcare Realty Holdings LP 3.625 01/15/28 2,772,713
6,765,000 Healthcare Realty Holdings LP 3.100 02/15/30 5,915,573
1,660,000 Healthcare Realty Holdings LP 2.400 03/15/30 1,367,989
925,000 Healthcare Realty Holdings LP 2.050 03/15/31 715,754
7,500,000 Highwoods Realty LP 3.875 03/01/27 7,111,014
1,025,000 Highwoods Realty LP 4.125 03/15/28 957,654
1,350,000 Highwoods Realty LP 4.200 04/15/29 1,236,660
8,010,000 Highwoods Realty LP 3.050 02/15/30 6,792,244
2,085,000 Highwoods Realty LP 2.600 02/01/31 1,665,573
155,000 (c) Iron Mountain, Inc 7.000 02/15/29 157,727
1,025,000 Kimco Realty OP LLC 3.850 06/01/25 1,007,832
700,000 Kimco Realty OP LLC 3.250 08/15/26 666,424
975,000 Kite Realty Group LP 5.500 03/01/34 953,240
4,425,000 Kite Realty Group Trust 4.750 09/15/30 4,226,571
1,050,000 Mid-America Apartments LP 4.000 11/15/25 1,030,070
7,350,000 Mid-America Apartments LP 2.750 03/15/30 6,504,829
6,200,000 Mid-America Apartments LP 1.700 02/15/31 4,974,583
1,700,000 Mid-America Apartments LP 2.875 09/15/51 1,052,032
3,375,000 MPT Operating Partnership LP 3.500 03/15/31 2,199,203
625,000 National Retail Properties, Inc 4.000 11/15/25 611,976
1,850,000 National Retail Properties, Inc 3.600 12/15/26 1,774,735
1,425,000 NNN REIT, Inc 5.600 10/15/33 1,417,837
1,075,000 ProLogis LP 2.875 11/15/29 967,076
1,100,000 Regency Centers LP 3.900 11/01/25 1,074,955
950,000 Regency Centers LP 3.600 02/01/27 911,869
5,885,000 Regency Centers LP 2.950 09/15/29 5,282,913
17,050,000 (c) SBA Tower Trust 2.836 01/15/25 16,750,535
8,398,000 (c) SBA Tower Trust 1.884 01/15/26 7,897,815
7,500,000 (c) SBA Tower Trust 1.631 11/15/26 6,812,193

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 646,000 SITE Centers Corp 3.625% 02/01/25 $ 637,424
2,000,000 SITE Centers Corp 4.250 02/01/26 1,977,882
2,833,000 SITE Centers Corp 4.700 06/01/27 2,811,416
2,500,000 (c) Trust Fibra Uno 7.375 02/13/34 2,466,123
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 174,288,985
FINANCIAL SERVICES - 2.7%
4,900,000 AerCap Ireland Capital DAC 3.500 01/15/25 4,838,567
9,050,000 AerCap Ireland Capital DAC 1.750 01/30/26 8,524,907
5,000,000 AerCap Ireland Capital DAC 3.875 01/23/28 4,737,215
12,975,000 AerCap Ireland Capital DAC 3.000 10/29/28 11,791,298
1,250,000 AerCap Ireland Capital DAC 3.850 10/29/41 977,584
2,000,000 American Express Co 2.550 03/04/27 1,869,280
5,705,000 Bank of New York Mellon Corp 4.700 N/A(e) 5,604,393
4,690,000 (c) Block, Inc 6.500 05/15/32 4,752,799
2,490,000 Capital One Financial Corp 3.750 03/09/27 2,391,461
5,490,000 (d) Capital One Financial Corp 3.950 N/A(e) 5,052,207
10,800,000 Charles Schwab Corp 5.375 N/A(e) 10,678,770
600,000 (c) Compass Group Diversified Holdings LLC 5.250 04/15/29 569,083
2,500,000 (c) Corebridge Financial, Inc 6.050 09/15/33 2,563,899
3,475,000 Corebridge Financial, Inc 5.750 01/15/34 3,498,056
6,400,000 Deutsche Bank AG. 6.000 N/A(e) 6,057,863
4,200,000 Discover Bank 2.450 09/12/24 4,170,685
5,400,000 Discover Bank 3.450 07/27/26 5,157,290
2,275,000 Discover Bank 2.700 02/06/30 1,952,908
2,375,000 (c) ENN Clean Energy International Investment Ltd 3.375 05/12/26 2,263,753
925,000 (c) Equitable Financial Life Global Funding 1.400 07/07/25 886,121
870,000 (c) Equitable Financial Life Global Funding 1.800 03/08/28 770,225
1,705,000 (c) FirstCash, Inc 6.875 03/01/32 1,704,772
5,330,000 Fiserv, Inc 3.500 07/01/29 4,927,744
5,275,000 Fiserv, Inc 5.450 03/15/34 5,241,964
5,277,000 Goldman Sachs Group, Inc 3.500 04/01/25 5,196,296
5,800,000 Goldman Sachs Group, Inc 5.798 08/10/26 5,802,283
5,600,000 Goldman Sachs Group, Inc 4.482 08/23/28 5,472,963
10,145,000 Goldman Sachs Group, Inc 5.851 04/25/35 10,391,798
360,000 Goldman Sachs Group, Inc 6.750 10/01/37 388,378
1,900,000 Goldman Sachs Group, Inc 4.411 04/23/39 1,680,057
4,875,000 Goldman Sachs Group, Inc 3.210 04/22/42 3,604,252
725,000 Goldman Sachs Group, Inc 3.436 02/24/43 547,485
10,000,000 Goldman Sachs Group, Inc 7.500 N/A(e) 10,283,540
5,900,000 (d) Goldman Sachs Group, Inc 7.500 N/A(e) 6,181,517
800,000 (c) HAT Holdings I LLC 8.000 06/15/27 831,710
925,000 Icahn Enterprises LP 5.250 05/15/27 868,226
3,800,000 Icahn Enterprises LP 4.375 02/01/29 3,249,158
1,100,000 (c),(d) Indian Railway Finance Corp Ltd 3.249 02/13/30 989,272
7,400,000 (c) Indian Railway Finance Corp Ltd 2.800 02/10/31 6,340,838
475,000 Legg Mason, Inc 3.950 07/15/24 474,675
1,983,750 (c) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 1,807,258
2,500,000 (c) Minejesa Capital BV 5.625 08/10/37 2,253,029
1,040,000 Morgan Stanley 4.000 07/23/25 1,024,426
4,444,000 Morgan Stanley 2.188 04/28/26 4,315,765
11,950,000 Morgan Stanley 3.125 07/27/26 11,424,664
685,000 Morgan Stanley 3.950 04/23/27 661,548
3,000,000 Morgan Stanley 5.449 07/20/29 3,018,505
5,250,000 Morgan Stanley 6.407 11/01/29 5,477,651
15,750,000 Morgan Stanley 5.250 04/21/34 15,503,592
3,625,000 Morgan Stanley 5.424 07/21/34 3,606,740
3,675,000 Morgan Stanley 5.831 04/19/35 3,767,151
5,000,000 Navient Corp 5.000 03/15/27 4,772,601
2,000,000 Northern Trust Corp 4.600 N/A(e) 1,935,496
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,260,194

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 5,000,000 OneMain Finance Corp 4.000% 09/15/30 $ 4,291,209
350,000 (c) PennyMac Financial Services, Inc 7.875 12/15/29 360,914
2,975,000 (c) Power Finance Corp Ltd 3.950 04/23/30 2,737,179
2,000,000 (c) Rocket Mortgage LLC 4.000 10/15/33 1,685,378
1,375,000 S&P Global, Inc 4.250 05/01/29 1,334,610
550,000 Springleaf Finance Corp 5.375 11/15/29 515,820
550,000 State Street Corp 3.300 12/16/24 544,386
6,950,000 State Street Corp 6.700 N/A(e) 6,991,429
1,650,000 UBS Group AG. 3.750 03/26/25 1,627,234
8,325,000 (c) UBS Group AG. 2.193 06/05/26 8,045,100
4,950,000 (c) UBS Group AG. 1.305 02/02/27 4,614,885
4,600,000 (c) UBS Group AG. 6.442 08/11/28 4,716,322
7,500,000 (c) UBS Group AG. 5.617 09/13/30 7,531,955
3,500,000 (c) UBS Group AG. 3.179 02/11/43 2,496,287
580,000 Visa, Inc 3.150 12/14/25 564,067
3,400,000 Visa, Inc 2.700 04/15/40 2,477,421
650,000 Voya Financial, Inc 5.700 07/15/43 629,758
TOTAL FINANCIAL SERVICES 275,277,866
FOOD, BEVERAGE & TOBACCO - 1.3%
3,100,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 2,686,724
6,875,000 Anheuser-Busch Cos LLC 4.700 02/01/36 6,554,452
13,560,000 Anheuser-Busch Cos LLC 4.900 02/01/46 12,501,773
10,260,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 10,201,812
8,750,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 8,682,585
6,250,000 BAT Capital Corp 2.259 03/25/28 5,599,804
6,075,000 BAT Capital Corp 4.906 04/02/30 5,921,058
12,520,000 BAT Capital Corp 2.726 03/25/31 10,558,213
7,200,000 BAT International Finance plc 4.448 03/16/28 6,970,465
2,160,000 (c) Becle SAB de C.V. 2.500 10/14/31 1,722,211
3,300,000 (c) Bimbo Bakeries USA, Inc 6.050 01/15/29 3,391,822
3,250,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,826,102
3,000,000 (c) Coca-Cola Icecek AS. 4.500 01/20/29 2,760,267
750,000 Constellation Brands, Inc 4.400 11/15/25 739,586
2,775,000 Constellation Brands, Inc 3.700 12/06/26 2,681,219
1,150,000 Constellation Brands, Inc 3.150 08/01/29 1,042,938
4,540,000 Constellation Brands, Inc 2.875 05/01/30 4,006,706
13,700,000 Constellation Brands, Inc 2.250 08/01/31 11,245,064
2,750,000 Diageo Capital plc 2.125 10/24/24 2,719,584
2,320,000 Diageo Capital plc 1.375 09/29/25 2,208,412
1,875,000 (c) Embotelladora Andina S.A. 3.950 01/21/50 1,368,829
2,000,000 (c) Grupo Bimbo SAB de C.V. 4.700 11/10/47 1,722,435
2,200,000 Kraft Heinz Foods Co 4.375 06/01/46 1,789,211
1,500,000 (c) NBM US Holdings, Inc 6.625 08/06/29 1,482,447
9,000,000 Philip Morris International, Inc 5.250 02/13/34 8,829,609
680,000 (c) Post Holdings, Inc 6.250 02/15/32 680,883
5,500,000 (c) Primo Water Holdings, Inc 4.375 04/30/29 5,066,957
2,725,000 (c) Ulker Biskuvi Sanayi AS. 6.950 10/30/25 2,755,656
TOTAL FOOD, BEVERAGE & TOBACCO 128,716,824
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
980,000 Advocate Health & Hospitals Corp 3.008 06/15/50 666,375
285,000 Aetna, Inc 6.625 06/15/36 302,569
2,100,000 Boston Scientific Corp 2.650 06/01/30 1,843,381
1,640,000 Centene Corp 2.450 07/15/28 1,456,041
8,310,000 Centene Corp 3.000 10/15/30 7,105,623
6,250,000 (c) CHS 5.250 05/15/30 5,153,076
2,550,000 Cigna Group 3.200 03/15/40 1,886,243
430,000 (b),(c) Concentra Escrow Issuer Corp 6.875 07/15/32 435,659
495,000 CVS Health Corp 3.875 07/20/25 486,022
7,550,000 CVS Health Corp 4.780 03/25/38 6,740,764
3,635,000 CVS Health Corp 2.700 08/21/40 2,415,137

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 10,225,000 CVS Health Corp 5.050% 03/25/48 $ 8,809,932
1,000,000 (c) DaVita, Inc 4.625 06/01/30 903,629
9,160,000 Elevance Health, Inc 2.250 05/15/30 7,848,625
2,625,000 Elevance Health, Inc 5.125 02/15/53 2,414,512
2,815,000 HCA, Inc 5.625 09/01/28 2,840,110
5,000,000 HCA, Inc 3.500 09/01/30 4,510,183
6,475,000 HCA, Inc 3.625 03/15/32 5,703,589
4,600,000 HCA, Inc 4.625 03/15/52 3,713,513
3,500,000 (c) Hologic, Inc 3.250 02/15/29 3,139,883
10,100,000 Humana, Inc 2.150 02/03/32 8,058,939
800,000 Humana, Inc 5.875 03/01/33 813,791
2,325,000 McKesson Corp 5.100 07/15/33 2,319,853
225,000 Tenet Healthcare Corp 4.625 06/15/28 213,975
5,400,000 (d) Tenet Healthcare Corp 6.125 10/01/28 5,372,997
2,500,000 Tenet Healthcare Corp 4.250 06/01/29 2,328,159
3,200,000 Tenet Healthcare Corp 4.375 01/15/30 2,966,261
1,525,000 UnitedHealth Group, Inc 2.950 10/15/27 1,433,663
3,700,000 UnitedHealth Group, Inc 2.000 05/15/30 3,144,408
6,185,000 UnitedHealth Group, Inc 2.300 05/15/31 5,189,644
1,375,000 UnitedHealth Group, Inc 3.750 10/15/47 1,046,786
TOTAL HEALTH CARE EQUIPMENT & SERVICES 101,263,342
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
3,150,000 Church & Dwight Co, Inc 2.300 12/15/31 2,619,805
1,170,000 (c) Coty, Inc 6.625 07/15/30 1,187,314
3,300,000 Haleon US Capital LLC 3.375 03/24/27 3,148,960
6,825,000 Haleon US Capital LLC 3.625 03/24/32 6,113,988
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 13,070,067
INSURANCE - 1.4%
2,550,000 (c) Acrisure LLC 4.250 02/15/29 2,316,396
131,000 Aflac, Inc 6.450 08/15/40 141,059
825,000 (c) Alliant Holdings Intermediate LLC 4.250 10/15/27 772,475
4,360,000 (c) Alliant Holdings Intermediate LLC 6.750 04/15/28 4,366,919
6,400,000 (c) Allianz SE 6.350 09/06/53 6,587,206
11,160,000 Aon Corp 2.800 05/15/30 9,781,795
1,450,000 Aon Corp 5.350 02/28/33 1,440,241
1,045,000 (c) Ardonagh Finco Ltd 7.750 02/15/31 1,033,050
1,000,000 Arthur J Gallagher & Co 5.750 03/02/53 969,586
4,500,000 AXIS Specialty Finance LLC 4.900 01/15/40 4,120,208
825,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 722,537
9,950,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 6,397,624
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,159,468
8,225,000 (c) Five Corners Funding Trust II 2.850 05/15/30 7,241,896
2,500,000 (c) Hanwha Life Insurance Co Ltd 3.379 02/04/32 2,340,665
15,431,000 Hartford Financial Services Group, Inc 2.800 08/19/29 13,702,687
350,000 Hartford Financial Services Group, Inc 4.300 04/15/43 295,340
1,400,000 Hartford Financial Services Group, Inc 2.900 09/15/51 880,570
545,000 (c) Howden UK Refinance plc 7.250 02/15/31 540,926
2,755,000 (c) HUB International Ltd 7.250 06/15/30 2,824,236
1,450,000 (c) Liberty Mutual Group, Inc 3.951 10/15/50 1,054,256
600,000 MetLife, Inc 3.000 03/01/25 589,743
525,000 MetLife, Inc 3.600 11/13/25 513,253
1,025,000 MetLife, Inc 5.000 07/15/52 933,756
5,870,000 MetLife, Inc 3.850 N/A(e) 5,681,342
3,250,000 (c) Panther Escrow Issuer LLC 7.125 06/01/31 3,287,160
10,175,000 PartnerRe Finance B LLC 4.500 10/01/50 9,237,196
3,500,000 Principal Financial Group, Inc 2.125 06/15/30 2,924,021
3,700,000 (c) Protective Life Global Funding 0.781 07/05/24 3,697,950
2,000,000 Prudential Financial, Inc 3.905 12/07/47 1,536,291
5,500,000 Prudential Financial, Inc 5.125 03/01/52 5,112,874
10,250,000 Prudential Financial, Inc 6.500 03/15/54 10,347,201

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 2,220,000 Reinsurance Group of America, Inc 3.900% 05/15/29 $ 2,080,916
7,375,000 Reinsurance Group of America, Inc 5.750 09/15/34 7,348,235
11,300,000 (c) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 10,876,250
3,800,000 Verisk Analytics, Inc 5.250 06/05/34 3,741,604
3,900,000 (a),(c) Vitality Re XIV Ltd 3-Month US Treasury Bill + 3.500% 8.855 01/05/27 3,960,450
1,900,000 (a),(c) Vitality Re XV Ltd 3-Month US Treasury Bill + 2.500% 7.868 01/07/28 1,897,530
TOTAL INSURANCE 142,454,912
MATERIALS - 1.1%
4,375,000 Albemarle Corp 4.650 06/01/27 4,304,558
875,000 (c) Alpek SAB de C.V. 4.250 09/18/29 803,982
2,000,000 (c) Alpek SAB de C.V. 3.250 02/25/31 1,686,706
370,000 Amcor Flexibles North America, Inc 3.100 09/15/26 349,733
2,725,000 Amcor Flexibles North America, Inc 2.630 06/19/30 2,337,922
7,535,000 Amcor Flexibles North America, Inc 2.690 05/25/31 6,331,569
2,300,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 2,066,726
5,000,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 4,363,025
1,778,000 (c) Antofagasta plc 2.375 10/14/30 1,486,924
1,600,000 (c) Antofagasta plc 5.625 05/13/32 1,601,411
1,150,000 (c) Antofagasta plc 6.250 05/02/34 1,191,055
1,445,000 (c) Arsenal AIC Parent LLC 8.000 10/01/30 1,516,377
375,000 (c) Avient Corp 5.750 05/15/25 373,983
3,570,000 Ball Corp 6.875 03/15/28 3,664,144
1,850,000 Ball Corp 2.875 08/15/30 1,571,625
10,105,000 Berry Global, Inc 1.570 01/15/26 9,493,735
6,100,000 Berry Global, Inc 1.650 01/15/27 5,555,311
2,025,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 1,893,415
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 1,395,667
1,325,000 (c) Cemex SAB de C.V. 5.450 11/19/29 1,301,878
500,000 (c),(d) Cemex SAB de C.V. 3.875 07/11/31 440,830
1,500,000 Commercial Metals Co 4.125 01/15/30 1,371,189
2,725,000 (c) Constellium SE 3.750 04/15/29 2,470,558
3,000,000 (c) Corp Nacional del Cobre de Chile 3.000 09/30/29 2,654,245
2,000,000 (c) Corp Nacional del Cobre de Chile 3.150 01/14/30 1,772,252
325,000 (c) Corp Nacional del Cobre de Chile 6.440 01/26/36 335,505
265,000 DowDuPont, Inc 4.493 11/15/25 261,250
800,000 (c) Freeport Indonesia PT 4.763 04/14/27 783,479
1,860,000 (c) Freeport Indonesia PT 5.315 04/14/32 1,803,748
1,500,000 (c) Fresnillo plc 4.250 10/02/50 1,104,566
3,000,000 (c) Inversiones CMPC S.A. 4.375 04/04/27 2,904,497
4,900,000 (c) Inversiones CMPC S.A. 3.000 04/06/31 4,173,761
2,600,000 (c) MEGlobal BV 2.625 04/28/28 2,336,100
2,000,000 (c) Mineral Resources Ltd 8.000 11/01/27 2,046,134
1,325,000 (c) Mineral Resources Ltd 9.250 10/01/28 1,390,630
725,000 (c) Nexa Resources S.A. 6.750 04/09/34 736,734
6,350,000 Nutrien Ltd 2.950 05/13/30 5,619,278
1,920,000 (c) OCI NV 4.625 10/15/25 1,886,579
1,600,000 (c) OCP S.A. 3.750 06/23/31 1,377,195
1,075,000 (c) OCP S.A. 6.750 05/01/34 1,103,058
2,000,000 Olin Corp 5.125 09/15/27 1,939,997
2,000,000 (c) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 1,864,290
480,000 Packaging Corp of America 3.650 09/15/24 477,635
1,750,000 (d) Sasol Financing USA LLC 4.375 09/18/26 1,647,331
500,000 (c) Sasol Financing USA LLC 8.750 05/03/29 507,599
670,000 (c) Sealed Air Corp 6.125 02/01/28 668,384
600,000 (c) Sealed Air Corp 7.250 02/15/31 617,758
1,280,000 (c) Sealed Air Corp 6.500 07/15/32 1,272,818
1,800,000 (c) St. Marys Cement, Inc Canada 5.750 04/02/34 1,766,250
2,950,000 (c) SunCoke Energy, Inc 4.875 06/30/29 2,672,605
2,400,000 Suzano Austria GmbH 3.750 01/15/31 2,091,078
5,000,000 Suzano Austria GmbH 3.125 01/15/32 4,092,771
4,070,000 (c) Tronox, Inc 4.625 03/15/29 3,673,942

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 3,675,000 (c) UltraTech Cement Ltd 2.800% 02/16/31 $ 3,101,478
TOTAL MATERIALS 116,255,270
MEDIA & ENTERTAINMENT - 1.2%
2,030,000 (d) Baidu, Inc 1.625 02/23/27 1,853,045
4,900,000 (c) CCO Holdings LLC 5.125 05/01/27 4,704,715
2,500,000 (c) CCO Holdings LLC 4.500 08/15/30 2,116,441
5,000,000 (c) CCO Holdings LLC 4.250 02/01/31 4,082,205
6,300,000 (d) Charter Communications Operating LLC 4.400 04/01/33 5,553,721
10,250,000 Charter Communications Operating LLC 6.550 06/01/34 10,253,409
10,650,000 Charter Communications Operating LLC 4.800 03/01/50 7,812,711
3,700,000 Comcast Corp 4.150 10/15/28 3,581,913
4,525,000 Comcast Corp 3.200 07/15/36 3,656,268
1,000,000 Comcast Corp 3.900 03/01/38 847,541
21,258,000 Comcast Corp 2.887 11/01/51 13,262,732
10,186,000 Comcast Corp 2.937 11/01/56 6,144,348
4,100,000 (c) CSC Holdings LLC 5.500 04/15/27 3,325,674
985,000 (c) DIRECTV Holdings LLC 5.875 08/15/27 926,478
3,570,000 (c) Gray Television, Inc 10.500 07/15/29 3,589,206
2,985,000 (d) Grupo Televisa SAB 6.625 01/15/40 2,950,281
650,000 Lamar Media Corp 3.750 02/15/28 607,920
2,000,000 Lamar Media Corp 4.875 01/15/29 1,921,867
1,000,000 Lamar Media Corp 4.000 02/15/30 906,596
1,675,000 Lamar Media Corp 3.625 01/15/31 1,473,196
1,275,000 (c) LCPR Senior Secured Financing DAC 5.125 07/15/29 1,058,136
825,000 (c) News Corp 3.875 05/15/29 759,411
2,725,000 (c) Sirius XM Radio, Inc 4.000 07/15/28 2,461,638
1,575,000 (c) Sirius XM Radio, Inc 4.125 07/01/30 1,345,233
3,000,000 (c) Sunrise FinCo I BV 4.875 07/15/31 2,724,045
250,000 Time Warner Cable LLC 5.875 11/15/40 216,917
1,275,000 (c) Univision Communications, Inc 4.500 05/01/29 1,071,600
2,000,000 (c) VZ Secured Financing BV 5.000 01/15/32 1,705,342
15,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 14,241,303
800,000 Warnermedia Holdings, Inc 4.054 03/15/29 738,794
11,175,000 Warnermedia Holdings, Inc 5.050 03/15/42 9,089,844
2,325,000 (d) Weibo Corp 3.375 07/08/30 2,031,242
1,413,000 (c) Ziff Davis, Inc 4.625 10/15/30 1,277,558
TOTAL MEDIA & ENTERTAINMENT 118,291,330
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
3,750,000 AbbVie, Inc 3.200 11/21/29 3,441,009
7,900,000 AbbVie, Inc 5.050 03/15/34 7,876,892
6,875,000 AbbVie, Inc 4.050 11/21/39 5,971,610
5,825,000 AbbVie, Inc 5.400 03/15/54 5,759,870
13,775,000 Amgen, Inc 5.250 03/02/33 13,734,856
17,650,000 Amgen, Inc 5.650 03/02/53 17,382,469
450,000 AstraZeneca Finance LLC 2.250 05/28/31 380,007
1,500,000 (c) Avantor Funding, Inc 4.625 07/15/28 1,427,398
2,040,000 (c) Avantor Funding, Inc 3.875 11/01/29 1,855,099
1,065,000 Danaher Corp 2.800 12/10/51 672,368
3,775,000 Eli Lilly & Co 5.000 02/09/54 3,605,055
17,900,000 Gilead Sciences, Inc 5.250 10/15/33 18,030,776
635,000 Gilead Sciences, Inc 4.000 09/01/36 560,001
1,500,000 Gilead Sciences, Inc 2.600 10/01/40 1,033,798
4,400,000 Gilead Sciences, Inc 5.550 10/15/53 4,393,228
1,250,000 Johnson & Johnson 3.400 01/15/38 1,049,183
2,250,000 Merck & Co, Inc 2.750 12/10/51 1,406,662
2,500,000 (c) Organon Finance  LLC 4.125 04/30/28 2,321,741
5,650,000 (c) Organon Finance  LLC 5.125 04/30/31 5,075,124
23,375,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 22,545,609
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 3,284,881
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 121,807,636

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
$ 1,400,000 Kennedy-Wilson, Inc 4.750% 03/01/29 $ 1,197,814
1,475,000 Kennedy-Wilson, Inc 5.000 03/01/31 1,206,233
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,404,047
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
15,542,000 (c) Broadcom, Inc 4.926 05/15/37 14,617,460
260,000 Intel Corp 3.150 05/11/27 247,087
1,150,000 Intel Corp 3.734 12/08/47 845,195
4,735,000 NVIDIA Corp 2.000 06/15/31 3,978,929
1,650,000 (c) NXP BV 2.700 05/01/25 1,610,884
2,650,000 NXP BV 3.875 06/18/26 2,573,448
1,975,000 NXP BV 4.400 06/01/27 1,931,667
1,200,000 NXP BV 3.400 05/01/30 1,087,278
2,575,000 NXP BV 3.125 02/15/42 1,811,276
4,300,000 (c) SK Hynix, Inc 1.500 01/19/26 4,037,109
1,100,000 Texas Instruments, Inc 4.150 05/15/48 912,093
3,000,000 (c) TSMC Global Ltd 0.750 09/28/25 2,834,711
2,000,000 (c) TSMC Global Ltd 1.000 09/28/27 1,758,191
3,000,000 (c) TSMC Global Ltd 1.750 04/23/28 2,671,017
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 40,916,345
SOFTWARE & SERVICES - 0.8%
11,405,000 Adobe, Inc 2.300 02/01/30 9,992,507
3,000,000 (c) Ahead DB Holdings LLC 6.625 05/01/28 2,839,380
265,000 (c) CA Magnum Holdings 5.375 10/31/26 252,202
900,000 (c) Gartner, Inc 3.750 10/01/30 807,156
2,270,000 (c) Gen Digital, Inc 6.750 09/30/27 2,298,799
19,000,000 Microsoft Corp 2.400 08/08/26 18,077,353
2,675,000 Microsoft Corp 3.400 09/15/26 2,589,614
1,850,000 (d) Microsoft Corp 1.350 09/15/30 1,531,846
1,911,000 Microsoft Corp 2.525 06/01/50 1,206,640
455,000 (c) Open Text Corp 6.900 12/01/27 472,224
2,830,000 (c) Open Text Corp 3.875 12/01/29 2,534,467
550,000 (c) Open Text Holdings, Inc 4.125 02/15/30 495,993
12,750,000 Oracle Corp 4.900 02/06/33 12,367,919
11,975,000 Oracle Corp 5.550 02/06/53 11,330,193
3,100,000 Roper Technologies, Inc 1.400 09/15/27 2,760,030
13,155,000 Roper Technologies, Inc 2.000 06/30/30 10,989,898
5,800,000 Salesforce, Inc 2.700 07/15/41 4,059,303
TOTAL SOFTWARE & SERVICES 84,605,524
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
3,450,000 Amphenol Corp 2.800 02/15/30 3,071,279
8,575,000 Apple, Inc 2.450 08/04/26 8,145,731
19,975,000 Apple, Inc 2.050 09/11/26 18,778,344
1,100,000 Apple, Inc 4.650 02/23/46 1,013,805
1,590,000 Apple, Inc 2.650 02/08/51 1,005,355
5,625,000 (c) Imola Merger Corp 4.750 05/15/29 5,258,485
4,700,000 (c) Lenovo Group Ltd 3.421 11/02/30 4,152,438
975,000 (c) Sensata Technologies BV 4.000 04/15/29 895,148
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 42,320,585
TELECOMMUNICATION SERVICES - 2.1%
12,477,000 AT&T, Inc 2.550 12/01/33 9,921,049
2,300,000 AT&T, Inc 4.500 05/15/35 2,118,082
47,275,000 AT&T, Inc 3.550 09/15/55 31,872,356
12,174,000 AT&T, Inc 3.800 12/01/57 8,505,194
2,000,000 (c) Bharti Airtel Ltd 4.375 06/10/25 1,978,674
2,750,000 (c) Bharti Airtel Ltd 3.250 06/03/31 2,416,176
2,500,000 (c) C&W Senior Financing Designated Activity Co 6.875 09/15/27 2,398,672
1,225,000 (c) CT Trust 5.125 02/03/32 1,079,448
3,850,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 3,106,751
2,500,000 (c) Frontier Communications Holdings LLC 5.875 10/15/27 2,440,772

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 1,925,000 (c) Iliad Holding SASU 6.500% 10/15/26 $ 1,916,473
892,000 (c) Iliad Holding SASU 7.000 10/15/28 884,533
865,000 (c) Iliad Holding SASU 8.500 04/15/31 875,846
5,000,000 (c) Level 3 Financing, Inc 10.500 05/15/30 4,952,071
1,500,000 (c) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,590,000
1,675,000 (c) Millicom International Cellular S.A. 4.500 04/27/31 1,441,230
2,750,000 (c),(d) Millicom International Cellular S.A. 7.375 04/02/32 2,742,267
5,500,000 (c) MTN Mauritius Investment Ltd 6.500 10/13/26 5,467,099
500,000 Orange S.A. 5.375 01/13/42 477,364
5,075,000 (c) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 4,724,771
1,575,000 (c) Telecomunicaciones Digitales S.A. 4.500 01/30/30 1,400,358
5,000,000 Telefonica Emisiones S.A. 5.213 03/08/47 4,416,248
2,990,000 Telefonica Emisiones S.A. 4.895 03/06/48 2,524,701
3,000,000 (c) Telefonica Moviles Chile S.A. 3.537 11/18/31 2,294,536
800,000 T-Mobile USA, Inc 2.250 02/15/26 759,669
23,850,000 T-Mobile USA, Inc 2.625 02/15/29 21,361,804
19,910,000 T-Mobile USA, Inc 3.875 04/15/30 18,612,399
10,800,000 T-Mobile USA, Inc 5.050 07/15/33 10,565,728
1,275,000 T-Mobile USA, Inc 3.000 02/15/41 912,316
4,545,000 T-Mobile USA, Inc 3.300 02/15/51 3,068,418
1,850,000 (c) Turk Telekomunikasyon AS. 7.375 05/20/29 1,856,614
15,000,000 Verizon Communications, Inc 1.750 01/20/31 12,139,065
32,800,000 Verizon Communications, Inc 2.550 03/21/31 27,867,145
2,568,000 Verizon Communications, Inc 2.355 03/15/32 2,099,279
2,415,000 (c) Vmed O2 UK Financing I plc 4.750 07/15/31 2,036,752
7,735,000 Vodafone Group plc 4.375 02/19/43 6,743,158
5,800,000 Vodafone Group plc 4.250 09/17/50 4,524,869
TOTAL TELECOMMUNICATION SERVICES 214,091,887
TRANSPORTATION - 0.6%
1,000,000 (c) Adani Ports & Special Economic Zone Ltd 4.000 07/30/27 923,787
800,000 (c) Adani Ports & Special Economic Zone Ltd 4.200 08/04/27 743,492
2,300,000 (c) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,830,451
1,450,000 (c) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,089,965
5,000,000 (c) Brightline East LLC 11.000 01/31/30 4,559,326
2,750,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 1,817,203
6,375,000 Canadian Pacific Railway Co 2.050 03/05/30 5,437,731
2,950,000 Canadian Pacific Railway Co 3.100 12/02/51 1,958,938
1,000,000 CSX Corp 2.600 11/01/26 945,134
700,000 CSX Corp 3.800 03/01/28 673,271
9,715,000 CSX Corp 4.250 03/15/29 9,421,698
1,500,000 (c) DP World Ltd 5.625 09/25/48 1,425,000
850,000 (c) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 512,152
2,300,000 (c) ENA Master Trust 4.000 05/19/48 1,630,240
1,110,000 (c) Genesee & Wyoming, Inc 6.250 04/15/32 1,105,841
4,800,000 (c) Mexico City Airport Trust 5.500 07/31/47 3,974,209
2,260,000 (c) Misc Capital Two Labuan Ltd 3.750 04/06/27 2,160,072
3,000,000 (c) Rumo Luxembourg Sarl 5.250 01/10/28 2,886,042
3,000,000 Southwest Airlines Co 5.125 06/15/27 2,984,549
3,000,000 (c) Transnet SOC Ltd 8.250 02/06/28 2,983,290
5,200,000 Union Pacific Corp 2.891 04/06/36 4,188,840
1,175,000 Union Pacific Corp 3.839 03/20/60 862,749
3,940,000 (c) XPO, Inc 6.250 06/01/28 3,951,821
TOTAL TRANSPORTATION 58,065,801
UTILITIES - 2.9%
1,491,125 (c) Adani Transmission Ltd 4.250 05/21/36 1,237,960
1,000,000 AEP Transmission Co LLC 3.100 12/01/26 952,351
1,000,000 AEP Transmission Co LLC 4.000 12/01/46 793,400
1,740,000 AEP Transmission Co LLC 3.750 12/01/47 1,292,487
3,080,000 AEP Transmission Co LLC 2.750 08/15/51 1,844,551
2,925,000 AEP Transmission Co LLC 5.400 03/15/53 2,795,770

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 725,000 Alabama Power Co 4.150% 08/15/44 $ 597,748
3,000,000 Alabama Power Co 3.450 10/01/49 2,138,935
10,350,000 Alabama Power Co 3.125 07/15/51 6,850,447
4,766,115 (c) Alfa Desarrollo S.p.A 4.550 09/27/51 3,579,527
3,250,000 Ameren Corp 1.750 03/15/28 2,867,980
14,500,000 Ameren Illinois Co 4.950 06/01/33 14,152,901
1,925,000 Ameren Illinois Co 5.900 12/01/52 1,985,458
1,650,000 American Water Capital Corp 3.000 12/01/26 1,562,607
3,075,000 American Water Capital Corp 2.800 05/01/30 2,707,178
10,000,000 American Water Capital Corp 2.300 06/01/31 8,272,260
1,400,000 American Water Capital Corp 4.000 12/01/46 1,099,127
1,425,000 American Water Capital Corp 3.750 09/01/47 1,077,913
675,000 American Water Capital Corp 3.450 05/01/50 476,050
760,000 American Water Capital Corp 3.250 06/01/51 516,899
2,990,000 Atmos Energy Corp 1.500 01/15/31 2,395,496
375,000 Atmos Energy Corp 4.125 10/15/44 309,698
5,325,000 Atmos Energy Corp 6.200 11/15/53 5,732,412
2,050,000 Baltimore Gas and Electric Co 3.750 08/15/47 1,535,395
4,950,000 Berkshire Hathaway Energy Co 3.250 04/15/28 4,643,391
7,137,000 Berkshire Hathaway Energy Co 1.650 05/15/31 5,679,066
850,000 Black Hills Corp 3.150 01/15/27 806,154
760,000 Black Hills Corp 3.875 10/15/49 541,090
1,200,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 1,035,640
1,125,000 CMS Energy Corp 3.600 11/15/25 1,091,488
2,125,000 (c) Colbun S.A. 3.150 01/19/32 1,789,077
3,000,000 (c) Comision Federal de Electricidad 3.348 02/09/31 2,479,393
9,470,000 Commonwealth Edison Co 3.000 03/01/50 6,072,272
6,250,000 Commonwealth Edison Co 2.750 09/01/51 3,726,969
10,250,000 Consolidated Edison Co of New York, Inc 5.700 05/15/54 10,225,635
817,000 Consumers Energy Co 2.650 08/15/52 502,507
8,000,000 Consumers Energy Co 4.200 09/01/52 6,476,747
1,500,000 (c) Continuum Green Energy India Pvt 7.500 06/26/33 1,487,250
6,300,000 Dominion Energy, Inc 3.300 04/15/41 4,549,276
3,100,000 Dominion Energy, Inc 7.000 06/01/54 3,225,438
12,000,000 Dominion Energy, Inc 4.350 N/A(e) 11,259,758
1,500,000 DTE Electric Co 3.650 03/01/52 1,103,527
3,875,000 DTE Electric Co 5.400 04/01/53 3,778,552
14,570,000 Duke Energy Corp 3.300 06/15/41 10,568,233
3,125,000 Duke Energy Corp 3.750 09/01/46 2,274,480
3,310,000 Duke Energy Progress LLC 2.500 08/15/50 1,905,577
2,100,000 Eastern Energy Gas Holdings LLC 2.500 11/15/24 2,075,320
1,300,000 (c) Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,214,357
1,500,000 (c) Empresa de Transmision Electrica S.A. 5.125 05/02/49 1,082,705
2,390,000 (c) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,052,413
2,000,000 (c) EnfraGen Energia Sur S.A. 5.375 12/30/30 1,668,720
1,310,000 (c) Engie Energia Chile S.A. 6.375 04/17/34 1,327,200
1,000,000 Entergy Arkansas LLC 2.650 06/15/51 581,666
3,700,000 Entergy Corp 0.900 09/15/25 3,500,858
7,350,000 Enterprise Products Operating LLC 3.700 01/31/51 5,418,393
900,000 (c) Eskom Holdings SOC Ltd 8.450 08/10/28 904,500
3,000,000 Eversource Energy 3.450 01/15/50 2,051,412
3,025,000 (c) Ferrellgas LP 5.375 04/01/26 2,959,315
3,225,000 (c) Ferrellgas LP 5.875 04/01/29 2,967,157
10,450,000 Florida Power & Light Co 4.800 05/15/33 10,160,300
2,700,000 Florida Power & Light Co 3.990 03/01/49 2,136,832
1,150,000 Indiana Michigan Power Co 3.750 07/01/47 846,486
2,865,000 Indiana Michigan Power Co 3.250 05/01/51 1,886,442
6,000,000 (c) Israel Electric Corp Ltd 4.250 08/14/28 5,528,328
2,000,000 (c) Kallpa Generacion SA 4.125 08/16/27 1,909,470
2,600,000 (c) Korea Southern Power Co Ltd 0.750 01/27/26 2,419,102
7,275,000 MidAmerican Energy Co 3.650 04/15/29 6,879,172

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,175,000 MidAmerican Energy Co 3.650% 08/01/48 $ 1,632,139
1,650,000 Nevada Power Co 2.400 05/01/30 1,420,850
15,720,000 NiSource, Inc 1.700 02/15/31 12,501,426
2,845,000 (c) NRG Energy, Inc 2.450 12/02/27 2,567,519
1,250,000 NRG Energy, Inc 5.750 01/15/28 1,240,243
2,000,000 NSTAR Electric Co 3.200 05/15/27 1,903,976
850,000 NSTAR Electric Co 3.950 04/01/30 802,392
2,175,000 Ohio Power Co 4.150 04/01/48 1,675,330
2,175,000 Ohio Power Co 4.000 06/01/49 1,646,853
150,000 Oncor Electric Delivery Co LLC 7.250 01/15/33 170,628
2,940,000 PacifiCorp 2.700 09/15/30 2,550,723
350,000 (c) Pattern Energy Operations LP 4.500 08/15/28 323,966
1,375,000 PECO Energy Co 3.000 09/15/49 904,811
1,000,000 PECO Energy Co 2.800 06/15/50 625,280
1,400,000 (c) Perusahaan Listrik Negara PT 3.875 07/17/29 1,296,959
2,500,000 (c) Perusahaan Listrik Negara PT 3.375 02/05/30 2,230,466
135,000 (d) Potomac Electric Power Co 7.900 12/15/38 170,953
5,440,000 Public Service Co of Colorado 3.200 03/01/50 3,576,018
2,825,000 Public Service Electric and Gas Co 4.900 12/15/32 2,780,010
3,925,000 Public Service Electric and Gas Co 3.150 01/01/50 2,688,181
5,000,000 Public Service Electric and Gas Co 5.450 03/01/54 4,930,091
4,000,000 Sempra 4.875 N/A(e) 3,923,263
2,075,000 Southern Co Gas Capital Corp 3.875 11/15/25 2,028,724
1,250,000 Southern Co Gas Capital Corp 4.400 06/01/43 1,030,021
1,175,000 Southern Co Gas Capital Corp 3.950 10/01/46 881,949
4,900,000 Southwestern Public Service Co 3.400 08/15/46 3,314,463
550,000 (c) Superior Plus LP 4.500 03/15/29 504,721
2,815,000 (c) Talen Energy Supply LLC 8.625 06/01/30 3,001,421
4,000,000 (c) TerraForm Power Operating LLC 4.750 01/15/30 3,646,004
1,465,009 (c) UEP Penonome II S.A. 6.500 10/01/38 1,229,022
4,600,000 Union Electric Co 5.450 03/15/53 4,424,433
1,025,000 Virginia Electric and Power Co 2.950 11/15/26 974,447
2,850,000 Virginia Electric and Power Co 5.700 08/15/53 2,833,965
5,000,000 Wisconsin Power and Light Co 4.950 04/01/33 4,837,784
1,000,000 Wisconsin Power and Light Co 4.100 10/15/44 783,830
470,000 Xcel Energy, Inc 4.800 09/15/41 408,387
TOTAL UTILITIES 293,027,466
TOTAL CORPORATE BONDS 3,389,210,145
(Cost $3,693,388,336)
GOVERNMENT BONDS - 49.3%
AGENCY SECURITIES - 0.1%
2,518,982 Canal Barge Co, Inc 4.500 11/12/34 2,424,630
4,125,000 United States International Development Finance Corp 3.520 09/20/32 3,923,457
TOTAL AGENCY SECURITIES 6,348,087
FOREIGN GOVERNMENT BONDS - 2.0%
3,125,000 (c) Angolan Government International Bond 8.750 04/14/32 2,764,625
INR 140,000,000 Asian Development Bank 6.200 10/06/26 1,655,097
950,000 (c) Bank Gospodarstwa Krajowego 6.250 10/31/28 982,809
1,105,000 (c) Bank Gospodarstwa Krajowego 5.375 05/22/33 1,093,784
4,465,000 (c) Banque Ouest Africaine de Developpement 4.700 10/22/31 3,899,999
EUR 2,100,000 (c) Banque Ouest Africaine de Developpement 2.750 01/22/33 1,808,867
628,900 (c) Barbados Government International Bond 6.500 10/01/29 597,203
830,000 (c) Brazil Minas SPE via State of Minas Gerais 5.333 02/15/28 814,437
BRL 6,100,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/29 1,015,146
1,705,000 Brazilian Government International Bond 6.000 10/20/33 1,638,513
2,000,000 Brazilian Government International Bond 4.750 01/14/50 1,432,201
1,500,000 Brazilian Government International Bond 7.125 05/13/54 1,449,402
5,950,000 Chile Government International Bond 2.550 01/27/32 4,989,955
990,000 Chile Government International Bond 3.100 05/07/41 723,293

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,525,000 Colombia Government International Bond 3.250% 04/22/32 $ 1,931,577
1,350,000 Colombia Government International Bond 8.000 11/14/35 1,387,885
1,300,000 Colombia Government International Bond 5.000 06/15/45 911,281
3,460,000 (c) Costa Rica Government International Bond 5.625 04/30/43 3,107,185
1,295,000 (c) Dominican Republic Government International Bond 5.500 02/22/29 1,249,251
DOP 120,000,000 (c) Dominican Republic Government International Bond 12.000 03/05/32 2,203,132
3,850,000 (c) Dominican Republic Government International Bond 5.875 01/30/60 3,263,577
990,000 (c) Dominican Republic International Bond 5.300 01/21/41 838,956
857,325 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 541,956
956,102 (c) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 474,374
1,150,000 (c) Egypt Government International Bond 7.600 03/01/29 1,041,612
EUR 3,000,000 (c) Egypt Government International Bond 5.625 04/16/30 2,564,903
1,500,000 (c) Egypt Government International Bond 7.053 01/15/32 1,197,849
1,050,000 (c) Egypt Government International Bond 8.500 01/31/47 778,470
1,875,000 (c) Egypt Government International Bond 8.875 05/29/50 1,424,812
395,000 European Investment Bank 4.875 02/15/36 407,501
4,400,000 (c) Export-Import Bank of India 3.875 02/01/28 4,210,404
1,900,000 (c) Export-Import Bank of India 2.250 01/13/31 1,575,851
2,200,000 Export-Import Bank of Korea 0.750 09/21/25 2,084,713
3,200,000 Export-Import Bank of Korea 1.250 09/21/30 2,584,550
950,000 (c) Ghana Government International Bond 8.125 03/26/32 486,875
1,500,000 (c) Ghana Government International Bond 8.627 06/16/49 753,750
525,000 (c) Guatemala Government Bond 3.700 10/07/33 428,128
500,000 (c) Guatemala Government Bond 6.125 06/01/50 453,977
1,350,000 (c) Honduras Government International Bond 6.250 01/19/27 1,278,180
1,100,000 (c) Honduras Government International Bond 5.625 06/24/30 936,375
2,875,000 (c) Hong Kong Government International Bond 4.625 01/11/33 2,914,071
710,000 (c) Hungary Government International Bond 6.125 05/22/28 722,780
875,000 (c) Hungary Government International Bond 5.250 06/16/29 858,820
HUF 300,000,000 Hungary Government International Bond 3.000 08/21/30 664,112
575,000 (c) Hungary Government International Bond 2.125 09/22/31 454,969
1,000,000 (c) Hungary Government International Bond 5.500 03/26/36 960,550
500,000 Indonesia Government International Bond 3.550 03/31/32 448,243
IDR 28,000,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,708,094
1,165,000 (c) Iraq Government International Bond 5.800 01/15/28 1,087,639
1,750,000 Israel Government International Bond 5.375 03/12/29 1,716,764
EUR 125,000 (c) Ivory Coast Government International Bond 4.875 01/30/32 111,948
770,000 (c) Ivory Coast Government International Bond 6.125 06/15/33 682,605
2,850,000 (c) Ivory Coast Government International Bond 8.250 01/30/37 2,760,795
939,654 (c) Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 873,690
710,000 Jamaica Government International Bond 6.750 04/28/28 723,490
3,050,000 Jamaica Government International Bond 7.875 07/28/45 3,566,853
1,000,000 (c) Jordan Government International Bond 7.500 01/13/29 978,750
2,060,000 (c) Jordan Government International Bond 5.850 07/07/30 1,841,566
1,375,000 (c) Kenya Government International Bond 7.000 05/22/27 1,307,466
1,000,000 (c) Kenya Government International Bond 8.000 05/22/32 868,650
2,000,000 (c) Kommunalbanken AS. 1.125 06/14/30 1,639,194
3,175,000 (c) Korea Electric Power Corp 1.125 06/15/25 3,047,770
3,000,000 (c) Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 2,789,772
445,000 (c) Magyar Export-Import Bank Zrt 6.125 12/04/27 446,287
MYR 7,600,000 Malaysia Government Bond 3.828 07/05/34 1,604,602
MXN 27,200,000 Mexican Bonos 5.750 03/05/26 1,374,020
MXN 24,500,000 Mexican Bonos 8.500 11/18/38 1,186,459
825,000 Mexico Government International Bond 5.400 02/09/28 821,810
900,000 Mexico Government International Bond 3.250 04/16/30 791,469
1,800,000 Mexico Government International Bond 3.500 02/12/34 1,462,379
3,424,000 Mexico Government International Bond 6.050 01/11/40 3,306,745
5,850,000 Mexico Government International Bond 4.280 08/14/41 4,528,037
2,025,000 Mexico Government International Bond 4.750 03/08/44 1,621,994
3,000,000 Mexico Government International Bond 6.400 05/07/54 2,857,113
1,710,000 (c) Mongolia Government International Bond 4.450 07/07/31 1,437,255

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,760,000 (c) Morocco Government International Bond 3.000% 12/15/32 $ 1,414,662
2,825,000 (c) Morocco Government International Bond 5.500 12/11/42 2,488,472
525,000 (c) Morocco Government International Bond 4.000 12/15/50 360,373
2,500,000 (c) Namibia Government International Bond 5.250 10/29/25 2,456,048
2,025,000 (c) Nigeria Government International Bond 8.375 03/24/29 1,898,377
345,000 (c) Nigeria Government International Bond 7.875 02/16/32 297,770
2,325,000 (c) Nigeria Government International Bond 7.375 09/28/33 1,898,144
2,090,000 (c) Oman Government International Bond 6.000 08/01/29 2,118,957
1,500,000 (c) Oman Government International Bond 6.250 01/25/31 1,543,125
3,125,000 (c) OPEC Fund for International Development 4.500 01/26/26 3,083,646
2,645,000 Panama Bonos del Tesoro 3.362 06/30/31 2,109,387
3,175,000 Panama Government International Bond 6.700 01/26/36 3,076,983
1,500,000 Panama Government International Bond 4.500 04/01/56 968,887
475,000 (c) Paraguay Government International Bond 4.700 03/27/27 463,171
2,200,000 (c) Paraguay Government International Bond 6.100 08/11/44 2,122,251
1,275,000 (c) Paraguay Government International Bond 5.400 03/30/50 1,112,225
1,435,000 (c) Perusahaan Penerbit SBSN Indonesia III 2.550 06/09/31 1,209,204
1,200,000 (c) Perusahaan Penerbit SBSN Indonesia III 4.700 06/06/32 1,155,473
1,315,000 Peruvian Government International Bond 3.000 01/15/34 1,065,226
1,320,000 Philippine Government International Bond 4.200 03/29/47 1,100,550
620,000 Province of Quebec Canada 7.500 09/15/29 699,583
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,714,800
1,000,000 (c) Republic of Kenya Government International Bond 9.750 02/16/31 958,650
1,490,000 (c) Republic of Kenya Government International Bond 6.300 01/23/34 1,111,754
PLN 6,600,000 Republic of Poland Government International Bond 6.000 10/25/33 1,679,556
2,000,000 Republic of Poland Government International Bond 5.125 09/18/34 1,967,150
2,098,000 Republic of Poland Government International Bond 5.500 04/04/53 2,056,470
2,000,000 Republic of South Africa Government International
Bond
5.875 09/16/25 1,991,150
ZAR 22,300,000 Republic of South Africa Government International
Bond
7.000 02/28/31 1,027,133
ZAR 23,400,000 Republic of South Africa Government International
Bond
8.750 01/31/44 955,292
2,895,000 Republic of South Africa Government International
Bond
5.375 07/24/44 2,183,293
UZS 7,970,000,000 (c) Republic of Uzbekistan International Bond 16.625 05/29/27 634,672
1,490,000 (c) Republic of Uzbekistan International Bond 7.850 10/12/28 1,537,099
1,960,000 (c) Republic of Uzbekistan International Bond 5.375 02/20/29 1,827,465
1,180,000 (c),(h) Romanian Government International Bond 5.875 01/30/29 1,172,448
2,000,000 (c) Romanian Government International Bond 3.000 02/14/31 1,658,120
1,425,000 (c) Romanian Government International Bond 4.000 02/14/51 981,113
3,825,000 (c) Rwanda International Government Bond 5.500 08/09/31 3,065,891
1,825,000 (c) Saudi Government International Bond 4.500 04/17/30 1,765,651
1,650,000 (c) Saudi Government International Bond 5.000 01/16/34 1,620,465
2,810,000 (c) Saudi Government International Bond 3.750 01/21/55 1,987,738
1,700,000 (c) Senegal Government International Bond 6.250 05/23/33 1,422,924
1,825,000 (c) Serbia Government International Bond 2.125 12/01/30 1,456,496
1,810,000 (c) Serbia Government International Bond 6.500 09/26/33 1,834,381
1,525,000 (c) Serbia International Bond 6.000 06/12/34 1,501,265
3,425,000 (c) Southern Gas Corridor CJSC 6.875 03/24/26 3,441,885
1,110,000 State of Israel 3.800 05/13/60 717,204
1,750,000 Turkey Government International Bond 6.000 01/14/41 1,452,500
2,125,000 (d) Turkiye Government International Bond 7.625 05/15/34 2,138,281
1,225,000 (c) Ukraine Government International Bond 9.750 11/01/30 387,713
673,572 (c) Zambia Government International Bond 5.750 06/30/33 589,999
556,713 (c) Zambia Government International Bond 0.500 12/31/53 271,398
TOTAL FOREIGN GOVERNMENT BONDS 198,901,686
MORTGAGE BACKED - 23.3%
4,335,000 (a),(c) Angel Oak Mortgage Trust 2.837 11/25/66 3,008,041
4,804,862 (a),(c) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 3,933,084
72,095,067 (a),(c) Citigroup Mortgage Loan Trust 0.155 02/25/52 603,212

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 8,079,029 (a),(c) Citigroup Mortgage Loan Trust 0.250% 02/25/52 $ 112,505
5,425,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 1.900% 7.235 12/25/41 5,494,936
4,130,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 4.500% 9.835 01/25/42 4,353,279
13,155,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.435 03/25/42 13,719,447
19,660,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 4.650% 9.985 06/25/42 21,336,672
3,235,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.350% 8.685 01/25/43 3,423,007
3,395,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.435 06/25/43 3,592,684
860,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 6.850% 12.185 06/25/43 966,059
4,015,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.900% 9.188 07/25/43 4,268,483
4,710,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.550% 8.885 10/25/43 4,931,921
1,751,364 (a) Federal Home Loan Mortgage Corp (FHLMC) SOFR30A + 5.806% 0.472 03/15/44 137,382
7,980,367 FHLMC 3.500 01/15/47 6,940,573
1,589,237 FHLMC 4.000 10/15/47 1,458,801
1,024,132 FHLMC 4.000 11/15/47 934,192
8,010,122 FHLMC 4.000 01/15/48 7,434,823
7,887,057 FHLMC 4.000 03/15/48 7,208,772
2,323,120 FHLMC 4.000 04/15/48 2,149,300
4,454,150 FHLMC 4.000 04/15/48 4,049,789
2,792,106 (a) FHLMC SOFR30A + 9.737% 1.204 06/15/48 2,455,981
2,969,394 (a) FHLMC SOFR30A + 9.657% 1.124 10/15/48 2,446,455
3,250,178 FHLMC 2.000 09/25/50 420,213
11,953,953 FHLMC 3.000 09/25/50 8,515,295
6,120,601 FHLMC 3.000 10/25/50 4,235,328
21,165,965 FHLMC 2.500 02/25/51 3,528,316
7,841,231 FHLMC 2.500 05/25/51 4,754,676
5,230,838 FHLMC 3.000 09/01/51 4,577,280
9,018,507 FHLMC 2.500 11/01/51 7,397,445
21,658,807 FHLMC 3.000 11/01/51 18,840,227
3,966,037 FHLMC 3.000 11/01/51 3,432,264
2,035,038 FHLMC 3.000 11/01/51 1,781,732
3,173,466 FHLMC 3.000 11/01/51 2,760,481
6,311,419 FHLMC 3.000 02/01/52 5,376,164
8,572,709 FHLMC 3.000 03/01/52 7,300,956
12,057,268 FHLMC 2.500 04/01/52 9,898,286
5,643,360 FHLMC 3.000 04/01/52 4,864,888
12,078,683 FHLMC 4.000 04/01/52 11,072,798
8,735,743 FHLMC 3.000 06/01/52 7,439,114
3,365,543 FHLMC 3.000 06/01/52 2,880,103
871,799 FHLMC 3.500 06/01/52 774,189
23,374,507 FHLMC 4.500 06/01/52 22,067,234
23,025,124 FHLMC 4.500 07/01/52 21,737,384
3,076,702 FHLMC 4.000 08/25/52 2,471,440
1,457,399 FHLMC 3.000 10/01/52 1,240,559
5,473,779 FHLMC 4.500 10/25/52 4,918,283
6,673,239 FHLMC 5.500 11/25/52 6,484,247
4,894,446 FHLMC 3.500 12/01/52 4,334,019
3,507,463 FHLMC 5.500 02/25/53 3,425,266
30,290,871 FHLMC 5.500 08/01/53 29,913,562
187 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 186
5,271 FGLMC 8.000 09/01/31 5,375
51,925 FGLMC 7.000 12/01/31 53,456
28,289 FGLMC 4.500 07/01/33 27,413
192,558 FGLMC 7.000 12/01/33 198,236
67,262 FGLMC 4.500 04/01/35 65,202
51,524 FGLMC 7.000 05/01/35 53,079
1,148,405 FGLMC 5.000 06/01/36 1,135,450
47,110 FGLMC 5.000 07/01/39 46,645
1,020,495 FGLMC 5.000 08/01/44 1,010,855
56,343 FGLMC 4.500 11/01/44 54,251
102,166 FGLMC 4.500 11/01/44 98,373
55,425 FGLMC 4.500 12/01/44 53,428

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 59,526 FGLMC 4.500% 12/01/44 $ 57,316
494,864 FGLMC 3.500 04/01/45 450,341
9,943,618 FGLMC 3.500 08/01/45 9,067,270
10,651,068 FGLMC 3.500 10/01/45 9,665,779
3,532,188 FGLMC 4.500 06/01/47 3,404,820
2,528,218 FGLMC 4.000 09/01/47 2,360,670
3,217,734 FGLMC 3.500 12/01/47 2,916,266
7,458,462 FGLMC 4.500 08/01/48 7,178,718
51 Federal National Mortgage Association (FNMA) 7.500 01/01/29 51
498 FNMA 7.500 03/01/31 511
602,936 FNMA 3.500 05/01/32 581,240
409,675 FNMA 5.000 05/01/35 404,107
321,721 FNMA 5.000 10/01/35 317,591
168,354 FNMA 5.000 02/01/36 166,279
248,953 FNMA 5.500 11/01/38 249,867
2,624,439 FNMA 3.000 10/01/39 2,362,121
1,244,380 FNMA 3.000 05/01/40 1,111,752
243,864 FNMA 5.000 09/01/40 241,142
165,660 FNMA 4.000 02/01/41 156,333
328,687 FNMA 5.000 05/01/41 324,612
4,460,834 FNMA 4.000 09/01/42 4,182,202
574,021 FNMA 3.500 04/01/43 521,852
500,031 FNMA 3.500 09/01/43 456,315
2,132,804 (a) FNMA SOFR30A + 5.836% 0.500 09/25/43 226,528
1,606,766 FNMA 4.500 03/01/44 1,559,453
32,834,823 FNMA 4.000 05/01/44 30,945,196
475,150 FNMA 4.500 06/01/44 456,914
1,897,890 FNMA 4.500 06/01/44 1,825,060
1,065,158 FNMA 4.500 08/01/44 1,024,284
1,579,428 FNMA 4.500 10/01/44 1,518,813
1,080,554 FNMA 4.500 11/01/44 1,039,086
969,815 FNMA 5.000 11/01/44 959,006
293,715 FNMA 4.500 12/01/44 282,443
1,065,320 FNMA 4.000 01/01/45 998,773
1,190,059 FNMA 3.500 05/01/45 1,083,772
2,769,778 FNMA 3.000 07/25/45 2,410,849
2,439,954 FNMA 3.500 01/01/46 2,211,393
1,021,692 FNMA 4.000 04/01/46 957,836
1,798,594 FNMA 3.500 06/01/46 1,628,243
3,992,599 FNMA 3.500 07/01/46 3,614,864
8,230,118 FNMA 3.500 07/01/46 7,490,273
1,372,404 FNMA 3.000 10/01/46 1,172,239
1,116,686 FNMA 3.500 10/01/46 1,010,685
1,933,325 FNMA 4.500 05/01/47 1,878,003
634,361 FNMA 3.000 11/01/47 541,833
4,181,695 FNMA 3.500 11/01/47 3,794,059
5,659,040 FNMA 3.500 01/01/48 5,122,050
2,244,957 FNMA 4.500 01/01/48 2,157,481
854,292 FNMA 4.500 02/01/48 821,180
5,474,840 FNMA 3.500 02/25/48 4,697,652
1,472,653 FNMA 4.500 05/01/48 1,414,660
1,054,140 FNMA 4.500 05/01/48 1,012,411
3,983,776 FNMA 4.000 07/25/48 3,641,878
219,709 FNMA 3.000 06/01/49 185,884
2,379,487 FNMA 4.500 06/01/49 2,277,144
14,874,214 FNMA 3.000 07/01/50 12,895,294
6,262,582 FNMA 2.000 08/25/50 805,687
8,456,096 FNMA 2.000 10/25/50 5,533,723
17,445,110 FNMA 2.500 11/25/50 2,439,692
8,781,887 FNMA 3.000 12/25/50 1,509,575
6,012,274 FNMA 3.000 02/25/51 1,009,327

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,069,485 FNMA 3.500% 08/01/51 $ 4,541,615
4,266,101 FNMA 3.000 09/01/51 3,693,716
9,703,530 FNMA 2.500 11/01/51 7,950,754
9,849,961 FNMA 2.500 11/25/51 1,210,611
27,438,304 FNMA 2.500 12/01/51 22,596,060
1,026,830 FNMA 2.500 02/01/52 848,286
23,043,313 FNMA 2.500 02/01/52 19,073,367
15,086,044 FNMA 3.000 02/01/52 12,852,369
9,860,087 FNMA 3.500 02/01/52 8,813,545
37,635,092 FNMA 3.000 04/01/52 32,397,346
14,399,798 FNMA 3.000 04/01/52 12,343,030
4,672,183 FNMA 3.000 04/01/52 3,979,717
7,296,965 FNMA 3.000 05/01/52 6,275,268
25,174,264 FNMA 3.500 05/01/52 22,449,546
5,709,366 FNMA 3.500 05/01/52 5,056,925
35,971,547 FNMA 4.000 05/01/52 32,973,443
3,235,893 FNMA 4.000 05/25/52 2,511,929
787,462 FNMA 3.000 06/01/52 670,696
18,625,482 FNMA 3.500 06/01/52 16,568,417
17,269,443 FNMA 3.500 06/01/52 15,296,153
48,006,190 FNMA 4.000 06/01/52 43,962,149
11,192,087 FNMA 4.500 06/01/52 10,566,635
6,048,293 FNMA 3.000 07/01/52 5,150,975
72,411,023 FNMA 4.000 07/01/52 66,267,235
75,575,662 FNMA 4.000 07/01/52 69,197,608
10,719,183 FNMA 4.500 07/01/52 10,120,146
4,382,854 FNMA 4.500 07/01/52 4,137,905
47,816,248 FNMA 4.500 07/01/52 45,084,817
8,607,455 FNMA 4.500 07/25/52 8,106,240
54,275,166 FNMA 5.000 08/01/52 52,584,836
4,904,563 FNMA 4.500 08/25/52 4,047,194
73,386,894 FNMA 4.000 09/01/52 67,229,786
154,421,174 FNMA 4.500 09/01/52 145,699,361
39,972,181 FNMA 5.000 09/01/52 38,713,910
3,706,675 FNMA 4.000 09/25/52 3,033,480
4,400,668 FNMA 4.000 09/25/52 3,781,759
30,212,346 FNMA 4.000 10/01/52 27,648,899
49,321,895 FNMA 4.500 10/01/52 46,565,452
39,166,350 FNMA 5.000 10/01/52 37,920,344
3,569,856 FNMA 4.500 10/25/52 3,193,734
4,072,881 FNMA 4.500 10/25/52 3,776,057
8,585,446 FNMA 4.000 11/01/52 7,861,274
58,680,622 FNMA 4.500 11/01/52 55,348,973
6,582,075 FNMA 5.500 11/25/52 6,317,027
11,607,438 FNMA 5.500 12/01/52 11,453,773
3,470,592 FNMA 5.000 01/01/53 3,359,019
32,979,030 FNMA 5.000 02/01/53 31,905,214
23,751,122 FNMA 5.500 02/01/53 23,442,518
30,227,012 FNMA 5.000 04/01/53 29,238,120
7,491,549 FNMA 5.000 06/01/53 7,304,434
35,511,167 FNMA 5.500 06/01/53 35,038,822
24,911,926 FNMA 5.000 08/01/53 24,085,994
93,818,239 FNMA 5.500 10/01/53 92,542,408
45,184,297 FNMA 6.000 01/01/54 45,318,573
21,614 Government National Mortgage Association (GNMA) 6.500 11/20/38 22,443
187,073 GNMA 5.000 06/15/39 186,260
15,013,038 GNMA 5.000 01/20/40 3,265,183
6,953,736 GNMA 4.500 03/20/40 1,255,155
11,235,224 GNMA 5.000 03/20/40 2,280,608
9,820,064 GNMA 2.500 12/20/43 8,538,331
2,968,581 GNMA 3.000 03/20/45 2,584,650

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 779,414 GNMA 4.500% 12/20/45 $ 771,744
1,332,962 GNMA 4.000 06/20/46 161,300
3,986,645 GNMA 5.000 09/20/46 759,334
5,683,645 (a) GNMA TSFR1M + 5.986% 0.647 03/20/50 704,879
4,443,978 GNMA 3.000 06/20/51 3,877,544
12,783,700 GNMA 3.000 11/20/51 8,909,440
17,170,280 GNMA 3.000 12/20/51 11,640,931
15,473,486 GNMA 3.000 01/20/52 10,708,749
5,762,100 GNMA 2.500 02/20/52 4,699,766
14,422,057 GNMA 3.000 02/20/52 9,584,664
9,840,423 GNMA 4.000 04/20/52 8,148,461
11,366,004 GNMA 5.000 04/20/52 2,173,424
5,120,561 GNMA 2.500 05/20/52 4,304,342
5,701,673 GNMA 3.000 05/20/52 4,967,331
59,102,594 GNMA 3.500 07/20/52 53,064,493
5,289,768 GNMA 4.000 07/20/52 4,186,812
9,879,311 GNMA 4.000 08/20/52 9,129,278
27,380,467 GNMA 4.500 08/20/52 26,095,402
47,503,278 GNMA 4.000 09/20/52 43,896,826
8,298,544 GNMA 4.500 09/20/52 7,468,750
7,237,071 GNMA 4.500 09/20/52 6,525,471
6,025,484 GNMA 4.500 09/20/52 5,485,182
4,392,004 GNMA 4.500 09/20/52 3,772,699
9,765,622 GNMA 5.000 11/20/52 9,523,292
5,064,392 GNMA 4.500 02/20/53 4,402,282
4,443,504 GNMA 5.500 02/20/53 4,287,227
11,115,408 (a) GNMA SOFR30A + 6.950% 1.617 05/20/53 1,173,457
8,721,931 (a) GNMA SOFR30A + 23.205% 2.406 08/20/53 8,509,453
6,304,992 (a) GNMA SOFR30A + 25.350% 4.551 08/20/53 6,550,159
82,143,131 (a),(c) GS Mortgage-Backed Securities Trust 0.148 08/25/51 645,259
12,403,472 (a),(c) GS Mortgage-Backed Securities Trust 2.500 11/25/51 9,776,021
8,153,401 (a),(c) GS Mortgage-Backed Securities Trust 2.500 03/25/52 6,398,169
7,852,461 (a),(c) GS Mortgage-Backed Securities Trust 2.500 05/01/52 6,723,677
2,663,577 (a),(c) GS Mortgage-Backed Securities Trust 2.830 05/28/52 2,109,807
7,832,044 (a),(c) GS Mortgage-Backed Securities Trust 3.000 08/26/52 6,411,024
67,817 (a) Impac CMB Trust TSFR1M + 0.774% 6.120 03/25/35 60,516
1,088,084 (a),(c) JP Morgan Mortgage Trust 3.500 05/25/47 949,606
718,970 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/48 617,435
123,731 (a),(c) JP Morgan Mortgage Trust 4.000 01/25/49 111,927
23,166,308 (a),(c) JP Morgan Mortgage Trust 0.122 06/25/51 150,440
40,748,395 (a),(c) JP Morgan Mortgage Trust 0.110 11/25/51 237,547
3,673,261 (a),(c) JP Morgan Mortgage Trust 2.500 11/25/51 2,887,079
40,272,548 (a),(c) JP Morgan Mortgage Trust 0.119 12/25/51 253,777
3,852,157 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 3,027,686
8,081,253 (a),(c) JP Morgan Mortgage Trust 2.500 01/25/52 6,351,636
9,382,094 (a),(c) JP Morgan Mortgage Trust 0.500 04/25/52 265,204
6,602,792 (a),(c) JP Morgan Mortgage Trust 3.344 04/25/52 5,409,218
4,229,707 (a),(c) JP Morgan Mortgage Trust 3.344 04/25/52 3,427,547
11,703,960 (a),(c) JP Morgan Mortgage Trust 2.500 06/25/52 9,184,377
79,963,983 (c) JP Morgan Mortgage Trust 0.224 07/25/52 911,150
12,256,101 (a),(c) JP Morgan Mortgage Trust 2.500 07/25/52 9,617,655
20,716,165 (a),(c) JP Morgan Mortgage Trust 3.250 07/25/52 17,436,707
13,157,475 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 10,770,883
7,982,131 (a),(c) JP Morgan Mortgage Trust 3.000 10/25/52 6,534,278
5,112,501 (a),(c) JP Morgan Mortgage Trust 3.000 11/25/52 4,191,541
3,712,737 (a),(c) JP Morgan Mortgage Trust 5.000 06/25/53 3,527,607
3,297,264 (a),(c) JP Morgan Mortgage Trust 5.500 06/25/53 3,196,645
7,319,370 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 5,752,818
7,630,985 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 6,588,604
5,501,923 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 4,324,356
561,627 (a),(c) New Residential Mortgage Loan Trust 2.797 09/25/59 521,645

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,325,000 (a),(c) NLT Trust 2.569% 08/25/56 $ 910,734
5,075,147 (a),(c) OBX 3.000 01/25/52 4,154,330
2,300,665 (a),(c) RCKT Mortgage Trust 3.007 09/25/51 1,763,962
13,330,656 (a),(c) RCKT Mortgage Trust 2.500 02/25/52 10,460,884
4,904,722 (a),(c) RCKT Mortgage Trust 3.000 05/25/52 4,015,070
876,869 (a),(c) RCKT Mortgage Trust 4.000 06/25/52 774,889
137,354 (a),(c) Sequoia Mortgage Trust 4.000 06/25/49 124,697
1,238,666 (a),(c) Sequoia Mortgage Trust 3.500 12/25/49 1,074,179
3,644,587 (a),(c) Sequoia Mortgage Trust 2.500 06/25/51 2,891,831
7,010,000 (a),(c) Structured Agency Credit Risk Debt Note (STACR) SOFR30A + 2.400% 7.735 02/25/42 7,192,557
2,890,000 (a),(c) STACR SOFR30A + 4.750% 10.085 02/25/42 3,087,064
28,454,000 (a),(c) STACR SOFR30A + 2.900% 8.235 04/25/42 29,606,865
6,555,000 (a),(c) STACR SOFR30A + 5.650% 8.647 04/25/42 7,140,314
20,930,000 (a),(c) STACR SOFR30A + 3.350% 8.685 05/25/42 22,000,863
31,450,000 (a),(c) STACR SOFR30A + 4.500% 9.835 06/25/42 34,155,342
14,755,000 (a),(c) STACR SOFR30A + 4.000% 9.335 07/25/42 15,777,406
13,150,000 (a),(c) STACR SOFR30A + 3.700% 9.035 09/25/42 14,017,327
715,000 (a),(c) STACR SOFR30A + 3.100% 8.444 03/25/43 755,325
360,000 (a),(c) STACR SOFR30A + 3.250% 8.585 04/25/43 381,835
38,782 (a),(c) STACR 3.791 02/25/48 36,522
98,323 (a),(c) STACR 3.848 05/25/48 94,789
5,465,000 (a),(c) STACR SOFR30A + 4.800% 10.135 10/25/50 6,259,784
1,225,000 (a),(c) Verus Securitization Trust 3.207 11/25/59 1,134,184
492,120 (c) Verus Securitization Trust (Step Bond) 1.733 05/25/65 462,905
4,813,799 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 3,946,647
4,540,091 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.312 08/25/51 3,703,060
TOTAL MORTGAGE BACKED 2,374,551,486
MUNICIPAL BONDS - 0.1%
550,000 City & County of San Francisco CA Community Facilities
District
4.038 09/01/34 497,812
3,400,000 New Jersey Economic Development Authority 7.425 02/15/29 3,623,637
4,075,000 New York State Dormitory Authority 4.294 07/01/44 3,603,403
810,000 Oklahoma City Economic Development Trust 3.440 09/01/24 807,350
33,000 State Public School Building Authority 5.000 09/15/27 32,916
TOTAL MUNICIPAL BONDS 8,565,118
U.S. TREASURY SECURITIES - 23.8%
1,900,000 United States Treasury Bond 4.750 02/15/37 1,971,992
10,875,000 United States Treasury Bond 3.500 02/15/39 9,785,376
16,015,000 United States Treasury Bond 3.875 08/15/40 14,852,036
12,000,000 United States Treasury Bond 3.125 11/15/41 9,886,406
1,380,000 United States Treasury Bond 2.500 05/15/46 969,773
10,450,000 United States Treasury Bond 3.000 05/15/47 7,993,434
1,255,000 United States Treasury Bond 2.750 08/15/47 914,189
42,835,000 United States Treasury Bond 2.750 11/15/47 31,142,384
55,445,000 United States Treasury Bond 3.000 02/15/48 42,188,014
510,000 United States Treasury Bond 3.125 05/15/48 396,605
45,841,000 United States Treasury Bond 3.375 11/15/48 37,229,697
29,936,000 United States Treasury Note 3.875 04/30/25 29,613,837
3,170,000 United States Treasury Note 4.750 07/31/25 3,158,732
36,030,000 United States Treasury Note 5.000 09/30/25 36,014,518
13,385,000 United States Treasury Note 5.000 10/31/25 13,386,569
15,000,000 United States Treasury Note 4.250 01/31/26 14,855,859
3,300,000 United States Treasury Note 4.625 02/28/26 3,288,141
3,175,000 United States Treasury Note 4.500 03/31/26 3,158,381
137,275,000 United States Treasury Note 4.875 04/30/26 137,478,768
62,802,000 United States Treasury Note 3.625 05/15/26 61,521,428
650,000 United States Treasury Note 4.875 05/31/26 651,320
8,150,000 United States Treasury Note 0.875 09/30/26 7,500,865
30,000,000 United States Treasury Note 4.625 10/15/26 29,973,047
18,000,000 United States Treasury Note 4.625 11/15/26 17,991,562
7,860,000 United States Treasury Note 4.375 12/15/26 7,814,866

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 73,070,000 United States Treasury Note 1.250% 12/31/26 $ 67,358,552
400,000 United States Treasury Note 4.000 01/15/27 394,187
950,000 United States Treasury Note 4.500 04/15/27 948,590
10,000,000 United States Treasury Note 4.500 05/15/27 9,986,719
97,990,000 United States Treasury Note 3.500 04/30/28 94,782,358
200,000 United States Treasury Note 1.000 07/31/28 174,695
92,647,000 United States Treasury Note 4.500 05/31/29 93,276,711
4,090,000 United States Treasury Note 3.250 06/30/29 3,885,660
5,510,000 United States Treasury Note 4.000 10/31/29 5,416,804
1,356,000 United States Treasury Note 3.500 04/30/30 1,296,463
96,346,500 United States Treasury Note 4.000 07/31/30 94,509,895
40,000,000 United States Treasury Note 4.125 08/31/30 39,490,625
7,750,000 United States Treasury Note 4.625 09/30/30 7,858,984
63,100,000 United States Treasury Note 4.000 01/31/31 61,830,605
30,000,000 United States Treasury Note 4.250 02/28/31 29,823,047
49,550,000 United States Treasury Note 4.125 03/31/31 48,897,721
11,000,000 United States Treasury Note 4.625 04/30/31 11,177,031
7,775,000 United States Treasury Note 1.250 08/15/31 6,309,898
153,940,000 United States Treasury Note 3.375 05/15/33 142,665,097
87,974,000 United States Treasury Note 4.375 05/15/34 88,001,492
2,850,000 United States Treasury Note 1.875 02/15/41 1,950,135
33,830,000 United States Treasury Note 2.000 11/15/41 23,240,946
370,024,100 United States Treasury Note 2.375 02/15/42 269,365,982
4,115,000 United States Treasury Note 3.250 05/15/42 3,421,880
10,000,000 United States Treasury Note 4.000 11/15/42 9,215,625
209,174,000 United States Treasury Note 3.875 02/15/43 189,073,686
8,670,000 United States Treasury Note 3.875 05/15/43 7,822,643
20,990,000 United States Treasury Note 4.375 08/15/43 20,260,270
54,460,000 United States Treasury Note 4.750 11/15/43 55,183,297
104,475,000 United States Treasury Note 4.500 02/15/44 102,483,445
37,810,000 (d) United States Treasury Note 4.625 05/15/44 37,739,106
217,477,000 United States Treasury Note 2.250 02/15/52 138,539,645
86,704,000 United States Treasury Note 3.625 02/15/53 73,759,363
137,078,000 United States Treasury Note 4.250 02/15/54 130,523,958
33,500,000 United States Treasury Note 4.625 05/15/54 33,965,859
TOTAL U.S. TREASURY SECURITIES 2,428,368,773
TOTAL GOVERNMENT BONDS 5,016,735,150
(Cost $5,369,963,621)
STRUCTURED ASSETS - 13.8%
ASSET BACKED - 4.5%
4,000,000 (a),(c) AGL CLO 19 Ltd TSFR3M + 2.750% 8.075 07/21/35 4,013,252
Series - 2022 19A (Class B1)
1,000,000 (a),(c) AGL CLO Ltd. TSFR3M + 2.600% 7.925 07/21/36 1,012,589
Series - 2023 25A (Class B)
3,375,000 (a),(c) AIMCO CLO 16 Ltd TSFR3M + 1.912% 7.229 01/17/35 3,379,695
Series - 2021 16A (Class B)
10,000,000 (a),(c) AIMCO CLO Series TSFR3M + 1.312% 6.636 04/20/34 10,008,930
Series - 2017 AA (Class AR)
10,000,000 (a),(c) AIMCO CLO Series TSFR3M + 1.762% 7.086 04/20/34 10,006,320
Series - 2017 AA (Class BR)
3,975,000 (c) Alterna Funding III LLC 6.260 05/16/39 3,981,074
Series - 2024 1A (Class A)
1,000,000 AmeriCredit Automobile Receivables Trust 2.130 03/18/26 987,992
Series - 2020 2 (Class D)
17,000,000 AmeriCredit Automobile Receivables Trust 1.210 12/18/26 16,228,955
Series - 2021 1 (Class D)
2,000,000 (c) AMSR Trust 3.148 01/19/39 1,887,864
Series - 2019 SFR1 (Class C)
6,470,269 (c) Apollo aviation securitization 2.798 01/15/47 5,785,769
Series - 2021 2A (Class A)

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 55,677 (c) Asset Backed Funding Corp NIM Trust 5.900% 07/26/35 $ 1
Series - 2005 WMC1 (Class N1)
1,181,200 (c) Avis Budget Rental Car Funding AESOP LLC 2.020 02/20/27 1,121,317
Series - 2020 2A (Class A)
6,800,000 (c) Avis Budget Rental Car Funding AESOP LLC 1.630 08/20/27 6,267,883
Series - 2021 1A (Class B)
3,100,000 (c) Avis Budget Rental Car Funding AESOP LLC 2.130 08/20/27 2,857,147
Series - 2021 1A (Class C)
1,000,000 (c) Avis Budget Rental Car Funding AESOP LLC 1.660 02/20/28 914,872
Series - 2021 2A (Class A)
4,500,000 (c) BofA Auto Trust 5.310 06/17/30 4,526,039
Series - 2024 1A (Class A4)
1,500,000 (a),(c) Bonanza RE Ltd 3-Month US Treasury Bill + 4.910% 10.270 12/23/24 1,447,500
Series - 2020 A (Class A)
610,137 (c) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 587,448
Series - 2019 A (Class A)
10,000,000 (c) Brex Commercial Charge Card Master Trust 6.050 07/15/27 9,988,222
Series - 2024 1 (Class A1)
1,350,448 (c) British Airways Pass Through Trust 3.800 09/20/31 1,269,076
Series - 2018 1 (Class AA)
5,360,461 (c) Capital Automotive REIT 2.690 02/15/50 5,245,776
Series - 2020 1A (Class A1)
3,818,940 (c) Capital Automotive REIT 1.440 08/15/51 3,486,102
Series - 2021 1A (Class A1)
8,338,750 (c) Capital Automotive REIT 1.920 08/15/51 7,646,668
Series - 2021 1A (Class A3)
1,440,000 Carmax Auto Owner Trust 1.280 07/15/27 1,390,100
Series - 2021 1 (Class D)
5,737,750 (c) Cars Net Lease Mortgage Notes 2.010 12/15/50 5,020,221
Series - 2020 1A (Class A1)
11,666,205 (c) Cars Net Lease Mortgage Notes Series 3.100 12/15/50 10,519,272
Series - 2020 1A (Class A3)
402,647 Carvana Auto Receivables Trust 1.270 03/10/28 379,540
Series - 2021 N2 (Class D)
1,785,943 Carvana Auto Receivables Trust 1.720 09/11/28 1,684,298
Series - 2021 N4 (Class C)
2,721,282 (c) Carvana Auto Receivables Trust 4.130 12/11/28 2,653,052
Series - 2022 N1 (Class D)
4,150,000 (a),(c) Cayuga Park CLO Ltd TSFR3M + 1.912% 1.000 07/17/34 4,158,673
Series - 2020 1A (Class B1R)
168,386 (a) C-BASS Trust TSFR1M + 0.274% 3.530 07/25/36 161,680
Series - 2006 CB6 (Class A1)
8,817,685 (a),(c) CBRE Realty Finance LIBOR 3 M + 0.300% 5.891 04/07/52 22,044
Series - 2007 1A (Class A2)
5,855,000 (a),(c) CIFC Funding Ltd LIBOR 3 M + 1.862% 7.186 10/20/34 5,860,896
Series - 2020 2A (Class BR)
3,000,000 (a),(c) CIFC Funding Ltd TSFR3M + 3.000% 8.325 10/22/35 3,016,080
Series - 2022 7A (Class B1)
5,625,000 (a),(c) CIFC Funding Ltd TSFR3M + 1.912% 7.240 07/15/36 5,631,412
Series - 2020 1A (Class BR)
2,524 CIT Group Home Equity Loan Trust (Step Bond) 6.200 02/25/30 2,497
Series - 2002 1 (Class AF6)
1,500,000 CNH Equipment Trust 5.580 09/17/29 1,504,123
Series - 2024 B (Class A3)
11,450,000 (c) Cologix Data Centers US Issuer LLC 3.300 12/26/51 10,479,484
Series - 2021 1A (Class A2)
1,071,563 (c) DB Master Finance LLC 4.352 05/20/49 1,014,728
Series - 2019 1A (Class A23)
16,575,000 (c) DB Master Finance LLC 2.045 11/20/51 15,218,495
Series - 2021 1A (Class A2I)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 13,065,000 (c) DB Master Finance LLC 2.493% 11/20/51 $ 11,474,811
Series - 2021 1A (Class A2II)
1,362,782 (c) Diamond Resorts Owner Trust 2.050 11/21/33 1,284,179
Series - 2021 1A (Class B)
649,250 (c) Domino's Pizza Master Issuer LLC 4.474 10/25/45 636,564
Series - 2015 1A (Class A2II)
2,274,000 (c) Domino's Pizza Master Issuer LLC 4.116 07/25/48 2,219,370
Series - 2018 1A (Class A2I)
13,566,375 (c) Domino's Pizza Master Issuer LLC 2.662 04/25/51 12,040,329
Series - 2021 1A (Class A2I)
3,800,000 (a),(c) Dryden 49 Senior Loan Fund TSFR1M + 1.862% 7.189 07/18/30 3,805,780
Series - 2017 49A (Class BR)
11,800,000 (c) DT Auto Owner Trust 1.160 11/16/26 11,508,336
Series - 2021 1A (Class D)
582,865 (a),(c) Ellington Loan Acquisition Trust TSFR1M + 1.214% 6.560 05/25/37 577,931
Series - 2007 2 (Class A2C)
10,570,791 (c) FNA VI LLC 1.350 01/10/32 9,700,485
Series - 2021 1A (Class A)
7,000,000 Ford Credit Auto Owner Trust 5.090 12/15/28 6,987,682
Series - 2024 A (Class A3)
4,950,000 GM Financial Consumer Automobile Receivables Trust 5.100 03/16/29 4,949,135
Series - 2024 2 (Class A3)
1,930,000 (c) Hardee's Funding LLC 3.981 12/20/50 1,754,061
Series - 2020 1A (Class A2)
580,951 (c) HERO Funding Trust 3.190 09/20/48 500,507
Series - 2017 3A (Class A1)
210,115 (c) HERO Funding Trust 3.280 09/20/48 183,281
Series - 2017 2A (Class A1)
755,236 (c) HERO Funding Trust 3.950 09/20/48 667,654
Series - 2017 3A (Class A2)
420,230 (c) HERO Funding Trust 4.070 09/20/48 375,842
Series - 2017 2A (Class A2)
11,850,000 (c) Hertz Vehicle Financing LLC 1.560 12/26/25 11,683,395
Series - 2021 1A (Class B)
4,700,000 (c) Hertz Vehicle Financing LLC 4.120 09/25/26 4,593,890
Series - 2022 4A (Class B)
3,700,000 (c) Hertz Vehicle Financing LLC 4.610 09/25/26 3,613,579
Series - 2022 4A (Class C)
484,386 (c) Hilton Grand Vacations Trust 2.340 07/25/33 464,663
Series - 2019 AA (Class A)
55,698 (a) Home Equity Asset Trust TSFR1M + 1.614% 3.986 06/25/33 53,522
Series - 2003 1 (Class M1)
2,671,488 (c) Horizon Aircraft Finance II Ltd 3.721 07/15/39 2,442,723
Series - 2019 1 (Class A)
3,790,622 (c) Horizon Aircraft Finance III Ltd 3.425 11/15/39 3,282,102
Series - 2019 2 (Class A)
3,450,000 (c) Hpefs Equipment Trust 4.430 09/20/29 3,410,249
Series - 2022 2A (Class C)
3,750,000 (c),(g) Industrial DPR Funding Ltd 5.380 04/15/34 3,207,412
Series - 2022 1A (Class 1)
799,963 (a),(c) Invitation Homes Trust TSFR1M + 1.364% 6.693 01/17/38 801,114
Series - 2018 SFR4 (Class B)
1,850,000 (a),(c) KKR Clo 32 Ltd TSFR3M + 2.100% 7.429 04/15/37 1,861,710
Series - 2024 32A (Class BR)
3,500,000 (a),(c) Madison Park Funding LV Ltd TSFR1M + 2.900% 8.227 07/18/35 3,507,269
Series - 2022 55A (Class B1)
4,000,000 (a),(c) Magnetite XIX Ltd TSFR3M + 1.812% 7.129 04/17/34 4,009,952
Series - 2017 19A (Class B1R)
1,014,644 (c) MAPS Trust 2.521 06/15/46 913,444
Series - 2021 1A (Class A)

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,700,000 (a),(c) Massachusetts St TSFR1M + 1.912% 7.240% 01/15/35 $ 2,706,215
Series - 2021 3A (Class B)
5,250,000 (a),(c) MSCG Trust 3.577 06/07/35 4,667,039
Series - 2015 ALDR (Class C)
1,750,000 (a),(c) MSCG Trust 3.577 06/07/35 1,529,265
Series - 2015 ALDR (Class D)
758,686 (c) MVW LLC 1.830 05/20/39 701,134
Series - 2021 2A (Class B)
1,525,884 (c) MVW LLC 1.440 01/22/41 1,419,182
Series - 2021 1WA (Class B)
961,307 (c) MVW LLC 1.940 01/22/41 891,376
Series - 2021 1WA (Class C)
823,746 (c) MVW Owner Trust 3.000 11/20/36 800,676
Series - 2019 1A (Class B)
1,171,210 (c) Navient Private Education Refi Loan Trust 1.310 01/15/69 1,078,433
Series - 2020 HA (Class A)
930,056 (c) Navient Student Loan Trust 3.390 12/15/59 893,036
Series - 2019 BA (Class A2A)
1,100,000 (a),(c) Neuberger Berman CLO Ltd TSFR3M + 1.750% 7.069 07/24/37 1,101,478
Series - 2024 56A (Class B)
16,000,000 (a),(c) Neuberger Berman Loan Advisers CLO 31 Ltd TSFR1M + 1.812% 7.136 04/20/31 16,014,112
Series - 2019 31A (Class BR)
6,750,000 (a),(c) Neuberger Berman Loan Advisers Clo 40 Ltd TSFR3M + 1.662% 6.989 04/16/33 6,751,687
Series - 2021 40A (Class B)
5,220,708 (c) Oak Street Investment Grade Net Lease Fund Series 1.480 01/20/51 4,832,493
Series - 2021 1A (Class A1)
5,450,000 (a),(c) OHA Credit Funding 10 Ltd TSFR1M + 1.912% 7.239 01/18/36 5,464,470
Series - 2021 10A (Class B)
10,000,000 (c) OneMain Financial Issuance Trust 1.750 09/14/35 9,337,386
Series - 2020 2A (Class A)
2,117,999 (c) Oportun Funding XIV LLC 1.210 03/08/28 2,055,188
Series - 2021 A (Class A)
3,292,719 (c) Oportun Issuance Trust 1.960 05/08/31 3,124,325
Series - 2021 B (Class B)
6,340,000 (c) PFS Financing Corp 5.340 04/15/29 6,357,807
Series - 2024 D (Class A)
1,500,000 (c) Progress Residential Trust 2.711 11/17/40 1,327,688
Series - 2021 SFR9 (Class D)
2,000,000 (c) Regional Management Issuance Trust 7.100 11/17/32 2,014,108
Series - 2022 2B (Class A)
2,922,443 (c) Renew 3.950 09/20/53 2,678,907
Series - 2018 1 (Class A)
11,168,725 (c) SERVPRO Master Issuer LLC 3.882 10/25/49 10,605,076
Series - 2019 1A (Class A2)
3,249,500 (c) SERVPRO Master Issuer LLC 2.394 04/25/51 2,864,345
Series - 2021 1A (Class A2)
508,796 (c) Settlement Fee Finance LLC 3.840 11/01/49 506,142
Series - 2019 1A (Class A)
829,657 (c) Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 788,550
Series - 2021 1A (Class A)
899,571 (c) Sierra Timeshare Receivables Funding LLC 1.340 11/20/37 855,143
Series - 2021 1A (Class B)
498,726 (c) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 474,855
Series - 2021 1A (Class C)
12,044,952 (c) Sierra Timeshare Receivables Funding LLC 5.350 01/20/43 11,984,399
Series - 2024 1A (Class B)
532,200 (c) SMB Private Education Loan Trust 2.430 02/17/32 523,841
Series - 2016 B (Class A2A)
555,063 (c) SMB Private Education Loan Trust 2.880 09/15/34 544,434
Series - 2017 A (Class A2A)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 640,732 (c) SMB Private Education Loan Trust 2.820% 10/15/35 $ 622,185
Series - 2017 B (Class A2A)
627,076 (c) SoFi Professional Loan Program LLC 2.840 01/25/41 612,673
Series - 2017 F (Class A2FX)
609,384 (c) SoFi Professional Loan Program LLC 3.690 06/15/48 591,334
Series - 2019 A (Class A2FX)
552,046 (c) SolarCity LMC 4.800 11/20/38 540,535
Series - 2013 1 (Class A)
2,823,702 (c) SpringCastle America Funding LLC 1.970 09/25/37 2,580,957
Series - 2020 AA (Class A)
3,950,000 (c) Stack Infrastructure Issuer LLC 1.893 08/25/45 3,757,592
Series - 2020 1A (Class A2)
212,603 (a) Structured Asset Investment Loan Trust TSFR1M + 1.014% 6.360 09/25/34 201,937
Series - 2004 8 (Class M1)
15,550,000 (c) Subway Funding LLC 6.028 07/30/54 15,688,244
Series - 2024 1A (Class A2I)
1,700,000 Synchrony Card Funding LLC 5.040 03/15/30 1,695,498
Series - 2024 A1 (Class A)
14,987,055 (c) Taco Bell Funding LLC 1.946 08/25/51 13,626,045
Series - 2021 1A (Class A2I)
9,667,800 (c) Taco Bell Funding LLC 2.294 08/25/51 8,382,328
Series - 2021 1A (Class A2II)
5,250,000 (a),(c) TICP CLO VIII Ltd TSFR3M + 1.962% 7.286 10/20/34 5,257,098
Series - 2017 8A (Class A2R)
650,000 (c) Tricon American Homes Trust 2.049 07/17/38 605,411
Series - 2020 SFR1 (Class B)
4,977,353 (c) Vine 2.790 11/15/50 4,427,529
Series - 2020 1A (Class A)
7,600,000 Volkswagen Auto Lease Trust 5.210 06/21/27 7,591,670
Series - 2024 A (Class A3)
9,852,420 (c) Wendy's Funding LLC 2.370 06/15/51 8,587,294
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 463,539,177
OTHER MORTGAGE BACKED - 9.3%
68,401 (a),(c) ACRE Commercial Mortgage Ltd TSFR1M + 0.944% 6.276 12/18/37 68,320
Series - 2021 FL4 (Class A)
70,523 (a),(c) Agate Bay Mortgage Trust 3.500 09/25/45 62,655
Series - 2015 6 (Class A9)
1,870,000 (c) BAMLL Commercial Mortgage Securities Trust 3.490 04/14/33 1,802,056
Series - 2015 200P (Class B)
2,486,000 Banc of America Commercial Mortgage Trust 3.705 09/15/48 2,418,138
Series - 2015 UBS7 (Class A4)
1,910,000 (a) Banc of America Commercial Mortgage Trust 4.486 09/15/48 1,782,427
Series - 2015 UBS7 (Class B)
2,939,430 Banc of America Commercial Mortgage Trust 3.366 02/15/50 2,866,619
Series - 2017 BNK3 (Class ASB)
5,055,000 BANK 3.731 11/15/50 4,568,900
Series - 2017 BNK8 (Class AS)
4,000,000 (a) BANK 4.086 11/15/50 3,470,208
Series - 2017 BNK8 (Class B)
1,000,000 (a) BANK 4.230 11/15/50 741,533
Series - 2017 BNK8 (Class C)
3,000,000 (c) BANK 2.500 10/17/52 1,920,665
Series - 2019 BN21 (Class D)
1,000,000 BANK 3.093 10/17/52 858,081
Series - 2019 BN21 (Class AS)
2,500,000 BANK 3.203 12/15/52 2,181,772
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3.455 12/15/52 1,402,023
Series - 2019 BN23 (Class B)

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,621,000 BANK 1.925% 12/15/53 $ 3,715,998
Series - 2020 BN30 (Class A4)
425,000 BANK 2.036 02/15/54 347,495
Series - 2021 BN31 (Class A4)
8,864,000 (a) BANK 2.928 02/15/55 7,546,950
Series - 2022 BNK39 (Class A4)
4,000,000 (a) BANK 6.260 04/15/56 4,098,457
Series - 2023 5YR1 (Class A3)
6,000,000 BANK 5.769 06/15/57 6,090,110
Series - 2024 5YR7 (Class A3)
2,495,236 BANK 3.289 07/15/60 2,431,276
Series - 2017 BNK6 (Class ASB)
2,550,000 (a) BANK 3.283 11/15/62 2,238,980
Series - 2019 BN24 (Class AS)
11,716,000 BANK 2.438 06/15/63 9,473,805
Series - 2021 BN34 (Class A5)
3,330,000 (a) BANK 3.917 04/15/65 3,013,657
Series - 2022 BNK41 (Class A4)
7,089,528 (a),(c) Bayview MSR Opportunity Master Fund Trust 3.000 02/25/52 5,803,228
Series - 2022 5 (Class A19)
1,500,000 (c) BBCMS Mortgage Trust 4.798 08/10/35 1,302,929
Series - 2015 SRCH (Class C)
1,250,000 (a),(c) BBCMS Mortgage Trust 4.409 08/05/38 979,242
Series - 2018 CHRS (Class E)
8,895,000 BBCMS Mortgage Trust 5.753 04/15/56 8,886,083
Series - 2023 C19 (Class A2B)
4,400,000 (a) BBCMS Mortgage Trust 6.383 07/15/56 4,502,119
Series - 2023 C20 (Class A2)
2,575,000 (a),(c) Benchmark Mortgage Trust 2.791 09/15/48 2,098,184
Series - 2020 IG2 (Class AM)
2,500,000 (a),(c) Benchmark Mortgage Trust 3.229 09/15/48 2,012,589
Series - 2020 IG3 (Class AS)
2,500,000 (a),(c) Benchmark Mortgage Trust 3.654 09/15/48 2,242,965
Series - 2020 IG3 (Class BXA)
6,200,000 (a) Benchmark Mortgage Trust 3.666 01/15/51 5,818,634
Series - 2018 B1 (Class A5)
1,380,000 Benchmark Mortgage Trust 4.016 03/15/52 1,284,918
Series - 2019 B9 (Class A5)
1,624,000 Benchmark Mortgage Trust 4.468 03/15/52 1,409,340
Series - 2019 B9 (Class B)
1,250,000 (a) Benchmark Mortgage Trust 4.971 03/15/52 1,026,783
Series - 2019 B9 (Class C)
2,500,000 Benchmark Mortgage Trust 3.542 05/15/52 2,262,345
Series - 2019 B11 (Class A5)
1,050,000 Benchmark Mortgage Trust 2.095 02/15/54 747,174
Series - 2021 B23 (Class B)
24,906,000 Benchmark Mortgage Trust 2.584 03/15/54 20,646,479
Series - 2021 B24 (Class A5)
15,830,000 Benchmark Mortgage Trust 2.390 07/15/54 12,865,220
Series - 2021 B27 (Class A5)
2,000,000 Benchmark Mortgage Trust 2.224 08/15/54 1,635,894
Series - 2021 B28 (Class A5)
5,250,000 (a) Benchmark Mortgage Trust 2.244 08/15/54 4,054,705
Series - 2021 B28 (Class B)
3,000,000 Benchmark Mortgage Trust 5.626 04/15/56 2,978,095
Series - 2023 B38 (Class A2)
8,000,000 Benchmark Mortgage Trust 5.750 07/15/56 8,263,349
Series - 2023 B39 (Class A5)
1,680,000 (c) Benchmark Mortgage Trust 2.500 12/15/62 1,043,844
Series - 2019 B14 (Class D)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,000,000 (a) Benchmark Mortgage Trust 3.898% 12/15/62 $ 2,216,198
Series - 2019 B14 (Class C)
4,000,000 Benchmark Mortgage Trust 2.928 12/15/72 3,494,134
Series - 2019 B15 (Class )
2,100,000 (a),(c) BX Mortgage Trust TSFR1M + 2.062% 7.391 10/15/36 2,051,042
Series - 2021 PAC (Class E)
1,316,683 (a),(c) BX TRUST TSFR1M + 2.949% 8.278 08/15/39 1,316,272
Series - 2022 PSB (Class B)
2,500,000 (a),(c) BXP Trust 2.868 01/15/44 1,708,742
Series - 2021 601L (Class D)
6,500,000 (a) CD Mortgage Trust 3.879 11/10/49 5,422,272
Series - 2016 CD2 (Class B)
3,030,000 (a) CD Mortgage Trust 4.109 11/10/49 2,289,802
Series - 2016 CD2 (Class C)
4,709,353 CD Mortgage Trust 3.453 02/10/50 4,573,655
Series - 2017 CD3 (Class AAB)
5,555,000 CD Mortgage Trust 3.833 02/10/50 4,718,040
Series - 2017 CD3 (Class AS)
6,635,000 (a) CD Mortgage Trust 3.984 02/10/50 4,490,375
Series - 2017 CD3 (Class B)
3,630,000 (a) CD Mortgage Trust 4.689 02/10/50 1,431,445
Series - 2017 CD3 (Class C)
5,000,000 (a) CD Mortgage Trust 3.684 08/15/50 4,641,738
Series - 2017 CD5 (Class AS)
1,000,000 CD Mortgage Trust 3.456 11/13/50 937,768
Series - 2017 CD6 (Class A5)
3,600,000 CD Mortgage Trust 2.812 08/15/57 3,383,348
Series - 2019 CD8 (Class ASB)
8,769,657 (c) CF Hippolyta LLC 1.690 07/15/60 8,310,238
Series - 2020 1 (Class A1)
2,619,464 (c) CF Hippolyta LLC 1.990 07/15/60 2,274,836
Series - 2020 1 (Class A2)
1,798,904 (c) CF Hippolyta LLC 2.280 07/15/60 1,680,705
Series - 2020 1 (Class B1)
48,470 (a),(c) CF Mortgage Trust 2.840 04/15/25 46,987
Series - 2020 P1 (Class A1)
1,750,000 (a),(c) CF Mortgage Trust 3.603 04/15/52 1,178,432
Series - 2020 P1 (Class A2)
1,175,400 CGMS Commercial Mortgage Trust 3.458 08/15/50 1,098,039
Series - 2017 B1 (Class A4)
43,089 (a) CHL Mortgage Pass-Through Trust 5.069 02/20/35 42,904
Series - 2004 HYB9 (Class 1A1)
1,750,000 (a),(c) Citigroup Commercial Mortgage Trust 3.635 05/10/35 1,686,279
Series - 2013 375P (Class B)
1,000,000 (a),(c) Citigroup Commercial Mortgage Trust 4.531 07/10/47 889,164
Series - 2014 GC23 (Class D)
3,023,000 Citigroup Commercial Mortgage Trust 4.017 10/10/47 3,007,446
Series - 2014 GC25 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 3.457 04/10/48 1,455,244
Series - 2015 GC29 (Class AS)
500,000 (a) Citigroup Commercial Mortgage Trust 3.758 04/10/48 485,626
Series - 2015 GC29 (Class B)
2,000,000 (a) Citigroup Commercial Mortgage Trust 4.274 04/10/48 1,889,945
Series - 2015 GC29 (Class C)
6,000,000 (a),(c) COMM Mortgage Trust 3.712 10/10/29 5,421,165
Series - 2017 PANW (Class C)
131,100 (c) COMM Mortgage Trust 3.178 02/10/35 120,398
Series - 2015 3BP (Class A)
227,620 COMM Mortgage Trust 2.853 10/15/45 209,776
Series - 2012 CR4 (Class A3)

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,666,790 (a) COMM Mortgage Trust 4.585% 02/10/47 $ 3,493,600
Series - 2014 CR14 (Class B)
400,158 COMM Mortgage Trust 4.701 03/10/47 385,160
Series - 2014 UBS2 (Class B)
2,798,577 (a) COMM Mortgage Trust 4.947 03/10/47 2,516,753
Series - 2014 UBS2 (Class C)
750,000 COMM Mortgage Trust 4.174 05/10/47 719,588
Series - 2014 CR17 (Class AM)
2,900,000 COMM Mortgage Trust 4.377 05/10/47 2,735,833
Series - 2014 CR17 (Class B)
1,329,075 COMM Mortgage Trust 3.819 06/10/47 1,325,656
Series - 2014 UBS3 (Class A4)
3,896,000 (a) COMM Mortgage Trust 4.730 06/10/47 2,845,226
Series - 2014 UBS3 (Class C)
5,150,000 (a),(c) COMM Mortgage Trust 4.767 06/10/47 2,310,008
Series - 2014 UBS3 (Class D)
6,400,000 COMM Mortgage Trust 3.917 10/10/47 6,372,604
Series - 2014 LC17 (Class A5)
2,000,000 (a) COMM Mortgage Trust 4.490 10/10/47 1,974,110
Series - 2014 LC17 (Class B)
117,429 COMM Mortgage Trust 3.040 02/10/48 116,912
Series - 2015 LC19 (Class ASB)
2,498,000 (a) COMM Mortgage Trust 3.829 02/10/48 2,364,151
Series - 2015 LC19 (Class B)
2,497,000 (c) COMM Mortgage Trust 3.000 03/10/48 1,659,958
Series - 2015 CR22 (Class E)
2,575,000 (a) COMM Mortgage Trust 3.603 03/10/48 2,432,931
Series - 2015 CR22 (Class AM)
5,315,000 (a) COMM Mortgage Trust 3.926 03/10/48 4,913,708
Series - 2015 CR22 (Class B)
2,000,000 (a),(c) COMM Mortgage Trust 4.200 03/10/48 1,450,484
Series - 2015 CR22 (Class D)
1,000,000 (a) COMM Mortgage Trust 4.200 03/10/48 893,717
Series - 2015 CR22 (Class C)
2,000,000 COMM Mortgage Trust 3.801 05/10/48 1,952,073
Series - 2015 CR23 (Class AM)
3,936,016 (a) COMM Mortgage Trust 4.183 05/10/48 3,840,082
Series - 2015 CR23 (Class B)
2,500,000 (a) COMM Mortgage Trust 4.413 05/10/48 2,372,505
Series - 2015 CR23 (Class C)
2,500,000 (a) COMM Mortgage Trust 4.413 05/10/48 2,278,429
Series - 2015 CR23 (Class D)
1,631,255 COMM Mortgage Trust 3.432 08/10/48 1,602,940
Series - 2015 CR24 (Class A4)
1,500,000 (a) COMM Mortgage Trust 3.463 08/10/48 1,323,514
Series - 2015 CR24 (Class D)
3,640,000 (a) COMM Mortgage Trust 4.028 08/10/48 3,535,878
Series - 2015 CR24 (Class AM)
1,000,000 (a) COMM Mortgage Trust 4.494 08/10/48 959,113
Series - 2015 CR24 (Class B)
2,000,000 (a) COMM Mortgage Trust 4.494 08/10/48 1,838,183
Series - 2015 CR24 (Class C)
2,250,000 (a) COMM Mortgage Trust 4.668 08/10/48 2,190,529
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3.630 10/10/48 2,521,953
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3.984 10/10/48 962,752
Series - 2015 CR27 (Class AM)
1,627,000 (a) COMM Mortgage Trust 4.613 10/10/48 1,543,006
Series - 2015 CR26 (Class B)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,731,000 (a) COMM Mortgage Trust 4.613% 10/10/48 $ 3,355,388
Series - 2015 CR26 (Class C)
7,724,000 (a) COMM Mortgage Trust 4.696 10/10/48 7,323,264
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3.762 02/10/49 1,047,826
Series - 2016 CR28 (Class A4)
5,000,000 (a) COMM Mortgage Trust 4.759 02/10/49 4,664,782
Series - 2016 CR28 (Class B)
2,969,412 (a) COMM Mortgage Trust 4.498 05/10/51 2,672,344
Series - 2018 COR3 (Class AM)
1,250,000 COMM Mortgage Trust 3.263 08/15/57 1,097,753
Series - 2019 GC44 (Class AM)
707,600 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 6.250% 6.349 03/25/42 787,229
Series - 2022 R03 (Class 1B1)
20,350,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.500% 8.835 03/25/42 21,445,766
Series - 2022 R03 (Class 1M2)
4,779,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.000% 8.335 04/25/42 4,952,394
Series - 2022 R05 (Class 2M2)
31,740,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.850% 9.185 05/25/42 33,691,309
Series - 2022 R06 (Class 1M2)
7,825,000 (a),(c) Connecticut Avenue Securities Trust TSFR1M + 3.600% 8.935 07/25/42 8,300,053
Series - 2022 R08 (Class 1M2)
9,630,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 4.750% 10.085 09/25/42 10,519,354
Series - 2022 R09 (Class 2M2)
720,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 6.750% 12.085 09/25/42 805,215
Series - 2022 R09 (Class 2B1)
15,035,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.750% 9.085 12/25/42 16,131,677
Series - 2023 R01 (Class 1M2)
1,000,000 (a),(c) CPT Mortgage Trust 3.097 11/13/39 719,434
Series - 2019 CPT (Class E)
2,500,000 (a),(c) Credit Suisse Mortgage Capital Certificates 3.388 10/25/59 2,305,084
Series - 2019 NQM1 (Class M1)
6,082,895 (a),(c) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 5,151,562
Series - 2021 NQM8 (Class A3)
4,750,000 DBGS Mortgage Trust 4.466 10/15/51 4,450,846
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2.340 08/15/53 4,083,268
Series - 2020 C9 (Class AM)
1,500,000 (a),(c) DBSG Mortgage Trust 6.595 06/10/37 1,503,875
Series - 2024 ALTA (Class B)
1,200,000 (c) DBUBS Mortgage Trust 3.452 10/10/34 1,147,077
Series - 2017 BRBK (Class A)
1,142,157 (a),(c) Flagstar Mortgage Trust 3.985 10/25/47 1,003,502
Series - 2017 2 (Class B3)
49,156 (a),(c) Flagstar Mortgage Trust 4.000 09/25/48 45,181
Series - 2018 5 (Class A11)
1,853,764 (a),(c) Flagstar Mortgage Trust 2.500 04/25/51 1,458,116
Series - 2021 2 (Class A4)
5,928,728 (a),(c) Flagstar Mortgage Trust 2.500 06/01/51 4,659,812
Series - 2021 4 (Class A21)
20,772,931 (a),(c) Flagstar Mortgage Trust 3.000 10/25/51 17,003,961
Series - 2021 10IN (Class A17)
10,040,000 (c) Flexential Issuer, LLC 3.250 11/27/51 9,235,615
Series - 2021 1A (Class A2)
1,425,000 (a),(c) GS Mortgage Securities Corp II TSFR1M + 1.364% 6.693 11/15/36 1,409,433
Series - 2021 ARDN (Class A)
3,000,000 (a),(c) GS Mortgage Securities Corp II TSFR1M + 3.464% 8.793 11/15/36 2,958,524
Series - 2021 ARDN (Class E)
1,238,000 (a),(c) GS Mortgage Securities Corp II 3.591 09/10/37 1,135,708
Series - 2017 375H (Class A)

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,590,000 (a) GS Mortgage Securities Corp II 3.777% 05/10/50 $ 2,507,251
Series - 2015 GC30 (Class AS)
3,010,000 (a) GS Mortgage Securities Corp II 3.992 03/10/51 2,797,361
Series - 2018 GS9 (Class A4)
1,625,000 (a) GS Mortgage Securities Corp II 4.155 07/10/51 1,533,669
Series - 2018 GS10 (Class A5)
6,500,000 (a),(c) GS Mortgage Securities Corp Trust TSFR1M + 2.164% 7.493 11/15/36 6,377,136
Series - 2021 ARDN (Class C)
2,000,000 (a),(c) GS Mortgage Securities Trust TSFR1M + 1.747% 7.076 07/15/31 1,200,000
Series - 2018 TWR (Class C)
1,649,617 (a),(c) GS Mortgage Securities Trust 4.285 02/10/46 1,557,206
Series - 2013 GC10 (Class C)
2,950,000 (a) GS Mortgage Securities Trust 4.449 02/10/48 2,760,593
Series - 2015 GC28 (Class C)
3,500,000 (a) GS Mortgage Securities Trust 4.018 07/10/48 3,406,064
Series - 2015 GC32 (Class AS)
3,779,000 (a) GS Mortgage Securities Trust 4.105 10/10/49 3,422,363
Series - 2016 GS3 (Class C)
4,185,000 (a) GS Mortgage Securities Trust 4.076 11/10/49 3,553,440
Series - 2016 GS4 (Class C)
4,024,308 GS Mortgage Securities Trust 3.467 03/10/50 3,917,228
Series - 2017 GS5 (Class AAB)
9,100,951 GS Mortgage Securities Trust 3.674 03/10/50 8,567,447
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3.433 05/10/50 4,022,763
Series - 2017 GS6 (Class A3)
1,500,000 GS Mortgage Securities Trust 3.638 05/10/50 1,363,002
Series - 2017 GS6 (Class AS)
3,000,000 GS Mortgage Securities Trust 3.837 11/10/50 2,830,700
Series - 2017 GS8 (Class ABP)
2,500,000 (a) GS Mortgage Securities Trust 4.463 11/10/50 2,223,548
Series - 2017 GS8 (Class C)
1,260,000 GS Mortgage Securities Trust 3.968 02/10/52 1,178,707
Series - 2019 GC38 (Class A4)
2,400,000 (a) GS Mortgage Securities Trust 4.158 02/10/52 2,216,778
Series - 2019 GC38 (Class AS)
1,000,000 (a) GS Mortgage Securities Trust 4.761 02/10/52 894,023
Series - 2019 GC38 (Class C)
5,510,000 GS Mortgage Securities Trust 3.001 09/10/52 4,929,831
Series - 2019 GC42 (Class A4)
1,361,000 (a) GS Mortgage Securities Trust 3.405 02/13/53 1,158,323
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2.012 12/12/53 4,428,084
Series - 2020 GSA2 (Class A5)
115,152 (a),(c) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 105,640
Series - 2019 PJ2 (Class A1)
300,573 (a),(c) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 275,483
Series - 2019 PJ2 (Class A4)
719,779 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 600,562
Series - 2020 PJ4 (Class A4)
32,328,033 (a),(c) GS Mortgage-Backed Securities Corp Trust 0.262 03/27/51 402,020
Series - 2020 PJ5 (Class AX1)
1,049,299 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 876,769
Series - 2020 PJ5 (Class A4)
2,064,740 (a),(c) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 1,650,458
Series - 2020 PJ6 (Class A4)
8,793,270 (a),(c) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 6,916,529
Series - 2021 PJ5 (Class A4)
10,518,437 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 8,610,531
Series - 2022 PJ2 (Class A36)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,343,947 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000% 09/25/52 $ 2,741,572
Series - 2022 PJ4 (Class A36)
972,453 (a),(c) GS Mortgage-Backed Securities Trust 3.631 05/25/50 821,904
Series - 2020 PJ1 (Class B2)
18,045,444 (a),(c) GS Mortgage-Backed Securities Trust 2.500 01/25/52 14,183,208
Series - 2021 PJ7 (Class A4)
9,125,939 (a),(c) GS Mortgage-Backed Securities Trust 2.500 01/25/52 7,175,464
Series - 2021 PJ8 (Class A4)
3,196,588 (a),(c) GS Mortgage-Backed Securities Trust 2.721 01/25/52 2,470,025
Series - 2021 PJ7 (Class B2)
2,197,978 (a),(c) GS Mortgage-Backed Securities Trust 3.245 06/25/52 1,699,939
Series - 2022 LTV1 (Class B3)
6,314,081 (a),(c) GS Mortgage-Backed Securities Trust 3.000 07/25/52 5,168,476
Series - 2022 INV1 (Class A4)
7,414,051 (a),(c) GS Mortgage-Backed Securities Trust 3.000 09/25/52 6,068,871
Series - 2022 HP1 (Class A4)
5,919,573 (a),(c) GS Mortgage-Backed Securities Trust 3.000 10/25/52 4,845,840
Series - 2022 PJ5 (Class A36)
4,669,324 (a),(c) GS Mortgage-Backed Securities Trust 3.000 01/25/53 3,822,370
Series - 2022 PJ6 (Class A24)
7,293,352 (a),(c) GS Mortgage-Backed Securities Trust 3.500 02/25/53 6,226,129
Series - 2023 PJ1 (Class A24)
2,500,000 (a),(c) HTL Commercial Mortgage Trust 7.324 05/10/39 2,511,938
Series - 2024 T53 (Class C)
1,500,000 (c) Hudson Yards Mortgage Trust 2.835 08/10/38 1,403,807
Series - 2016 10HY (Class A)
3,000,000 (a),(c) Hudson Yards Mortgage Trust 3.076 08/10/38 2,796,707
Series - 2016 10HY (Class B)
3,500,000 (a),(c) Hudson Yards Mortgage Trust 3.076 08/10/38 3,240,771
Series - 2016 10HY (Class C)
3,450,000 (a),(c) Hudson Yards Mortgage Trust 3.041 12/10/41 2,805,547
Series - 2019 55HY (Class D)
2,750,000 (a),(c) Hudson Yards Mortgage Trust 3.041 12/10/41 2,184,509
Series - 2019 55HY (Class E)
2,136,092 (a),(c) Imperial Fund Mortgage Trust 2.051 10/25/55 1,931,037
Series - 2020 NQM1 (Class A3)
1,000,000 (a),(c) Imperial Fund Mortgage Trust 3.531 10/25/55 860,158
Series - 2020 NQM1 (Class M1)
3,000,000 (c) JP Morgan Chase Commercial Mortgage Securities
Corp
4.379 07/05/31 2,561,715
Series - 2018 AON (Class B)
269,413 (a),(c) JP Morgan Chase Commercial Mortgage Securities
Corp
4.115 01/15/46 251,821
Series - 2013 C13 (Class D)
331,392 JP Morgan Chase Commercial Mortgage Securities
Corp
3.379 09/15/50 326,612
Series - 2017 JP7 (Class A3)
1,000,000 (c) JP Morgan Chase Commercial Mortgage Securities
Trust
3.620 01/16/37 527,700
Series - 2020 NNN (Class DFX)
1,815,484 (a),(c) JP Morgan Mortgage Trust 6.646 12/25/44 1,751,813
Series - 2015 1 (Class B1)
61,331 (a),(c) JP Morgan Mortgage Trust 3.500 05/25/45 54,859
Series - 2015 3 (Class A19)
373,973 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/45 331,217
Series - 2015 6 (Class A13)
1,261,882 (a),(c) JP Morgan Mortgage Trust 3.500 09/25/48 1,084,880
Series - 2018 3 (Class A13)
2,410,804 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/48 2,090,603
Series - 2018 5 (Class A13)
1,148,412 (a),(c) JP Morgan Mortgage Trust 5.518 10/26/48 1,143,844
Series - 2017 5 (Class A2)

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 123,958 (a),(c) JP Morgan Mortgage Trust 4.000% 02/25/49 $ 112,147
Series - 2018 9 (Class A13)
43,874 (a),(c) JP Morgan Mortgage Trust 4.000 05/25/49 40,287
Series - 2019 1 (Class A15)
3,464,653 (a),(c) JP Morgan Mortgage Trust 3.821 06/25/50 2,993,731
Series - 2020 1 (Class B2)
25,868,102 (a),(c) JP Morgan Mortgage Trust 0.138 07/25/51 190,076
Series - 2021 3 (Class AX1)
18,298,469 (a),(c) JP Morgan Mortgage Trust 0.131 08/25/51 127,738
Series - 2021 4 (Class AX1)
2,104,144 (a),(c) JP Morgan Mortgage Trust 2.881 08/25/51 1,642,052
Series - 2021 4 (Class B2)
35,117,913 (a),(c) JP Morgan Mortgage Trust 0.135 10/25/51 261,288
Series - 2021 6 (Class AX1)
4,430,836 (a),(c) JP Morgan Mortgage Trust 2.500 10/25/51 3,485,166
Series - 2021 6 (Class A15)
9,606,292 (a),(c) JP Morgan Mortgage Trust 0.400 12/25/51 214,284
Series - 2021 INV2 (Class AX4)
2,113,666 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 1,661,282
Series - 2021 10 (Class A15)
2,199,543 (a),(c) JP Morgan Mortgage Trust 2.500 02/25/52 1,726,034
Series - 2021 12 (Class A15)
3,478,801 (a),(c) JP Morgan Mortgage Trust 2.500 05/25/52 2,729,898
Series - 2021 14 (Class A15)
2,160,611 (a),(c) JP Morgan Mortgage Trust 2.927 05/25/52 1,755,677
Series - 2021 LTV2 (Class A3)
15,063,133 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 12,330,880
Series - 2022 2 (Class A25)
6,475,133 (a),(c) JP Morgan Mortgage Trust 3.000 09/25/52 5,296,589
Series - 2022 INV3 (Class A6)
9,160,786 (a),(c) JP Morgan Mortgage Trust 3.500 09/25/52 7,831,736
Series - 2022 LTV2 (Class A6)
5,976,035 (a),(c) JP Morgan Mortgage Trust 3.000 12/25/52 4,892,061
Series - 2022 7 (Class 1A17)
2,118,219 (a),(c) JP Morgan Mortgage Trust 4.000 12/25/52 1,894,338
Series - 2022 7 (Class 2A6A)
5,500,000 JPMBB Commercial Mortgage Securities Trust 4.110 09/15/47 5,250,431
Series - 2014 C22 (Class AS)
4,500,000 (a) JPMBB Commercial Mortgage Securities Trust 4.602 09/15/47 4,447,216
Series - 2014 C23 (Class B)
1,500,000 (a) JPMBB Commercial Mortgage Securities Trust 4.602 09/15/47 1,453,244
Series - 2014 C23 (Class C)
1,518,000 (a) JPMBB Commercial Mortgage Securities Trust 4.694 09/15/47 1,415,164
Series - 2014 C22 (Class B)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3.898 02/15/48 895,408
Series - 2015 C27 (Class B)
2,000,000 (a) JPMBB Commercial Mortgage Securities Trust 3.917 05/15/48 1,950,834
Series - 2015 C29 (Class AS)
1,600,000 (a) JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 1,524,891
Series - 2015 C29 (Class B)
6,000,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 5,728,792
Series - 2015 C31 (Class AS)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 2,440,267
Series - 2015 C31 (Class C)
6,885,000 (a) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 6,170,110
Series - 2015 C31 (Class B)
1,400,000 JPMBB Commercial Mortgage Securities Trust 3.227 10/15/48 1,373,764
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4.023 12/15/48 2,908,816
Series - 2015 C33 (Class AS)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 745,000 (a) JPMBB Commercial Mortgage Securities Trust 4.790% 12/15/48 $ 671,865
Series - 2015 C33 (Class C)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3.576 03/17/49 10,053,734
Series - 2016 C1 (Class A5)
2,645,000 (a),(c) JPMBB Commercial Mortgage Securities Trust 4.358 03/17/49 2,264,497
Series - 2016 C1 (Class D1)
1,606,000 (a) JPMBB Commercial Mortgage Securities Trust 4.858 03/17/49 1,467,929
Series - 2016 C1 (Class C)
862,854 JPMCC Commercial Mortgage Securities Trust 3.457 03/15/50 823,270
Series - 2017 JP5 (Class A4)
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3.768 09/15/50 1,700,199
Series - 2017 JP7 (Class C)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3.123 06/13/52 2,251,582
Series - 2019 COR5 (Class A3)
5,554,000 JPMDB Commercial Mortgage Securities Trust 2.180 05/13/53 4,418,704
Series - 2020 COR7 (Class A5)
3,625,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 2,657,938
Series - 2020 COR7 (Class AS)
1,015,406 (c) Ladder Capital Commercial Mortgage Securities 3.575 02/15/36 951,665
Series - 2013 GCP (Class A1)
617,956 (c) LSTAR Commercial Mortgage Trust 2.579 03/10/49 601,568
Series - 2016 4 (Class A2)
2,200,000 (c) LSTAR Commercial Mortgage Trust 4.021 03/10/50 2,029,652
Series - 2017 5 (Class AS)
12,000,000 (a),(c) MAD Mortgage Trust 3.294 08/15/34 11,152,500
Series - 2017 330M (Class A)
1,500,000 (a),(c) Manhattan West 2.413 09/10/39 1,328,675
Series - 2020 1MW (Class B)
1,353,580 (a) Merrill Lynch Mortgage Investors Trust TSFR1M + 0.634% 2.278 01/25/37 1,286,831
Series - 2006 WMC1 (Class A1B)
2,776,478 (c) Morgan Stanley Bank of America Merrill Lynch Trust 3.989 12/15/46 2,685,269
Series - 2014 C19 (Class LNC1)
877,244 (c) Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 841,408
Series - 2014 C19 (Class LNC2)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.832 12/15/47 2,457,726
Series - 2014 C19 (Class AS)
3,500,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.000 12/15/47 3,399,792
Series - 2014 C19 (Class B)
3,632 Morgan Stanley Bank of America Merrill Lynch Trust 3.069 02/15/48 3,620
Series - 2015 C20 (Class ASB)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.605 02/15/48 2,454,927
Series - 2015 C20 (Class AS)
5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3.652 03/15/48 5,756,056
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.561 04/15/48 3,267,137
Series - 2015 C22 (Class AS)
5,096,745 Morgan Stanley Capital I Trust 2.606 08/15/49 4,958,264
Series - 2016 UB11 (Class ASB)
253,360 (a) Morgan Stanley Capital I Trust 6.282 12/12/49 90,576
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3.587 12/15/50 1,221,546
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4.177 07/15/51 951,473
Series - 2018 H3 (Class A5)
3,142,000 (a) Morgan Stanley Capital I Trust 4.429 07/15/51 2,976,495
Series - 2018 H3 (Class AS)
2,422,669 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 2,094,549
Series - 2021 4 (Class A4)
3,660,772 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 4.000 02/25/53 3,235,004
Series - 2023 1 (Class A7)

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 (c) MRCD Mortgage Trust 2.718% 12/15/36 $ 1,370,200
Series - 2019 PARK (Class D)
3,500,000 (c) MRCD Mortgage Trust 2.718 12/15/36 2,222,850
Series - 2019 PARK (Class E)
1,500,000 (a),(c) MSDB Trust 3.427 07/11/39 1,342,152
Series - 2017 712F (Class A)
5,347,801 (a),(c) Natixis Commercial Mortgage Securities Trust TSFR1M + 1.579% 5.915 07/15/36 4,992,072
Series - 2019 MILE (Class A)
2,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust TSFR1M + 1.879% 7.208 07/15/36 2,201,880
Series - 2019 MILE (Class B)
703,488 (c) Natixis Commercial Mortgage Securities Trust 2.966 12/15/38 645,644
Series - 2020 2PAC (Class A)
3,300,066 (a),(c) New Residential Mortgage Loan Trust 3.514 03/25/52 2,597,693
Series - 2022 INV1 (Class B4)
73,687 (a) New York Mortgage Trust TSFR1M + 0.594% 5.940 02/25/36 72,098
Series - 2005 3 (Class A1)
4,665,000 (a),(c) NRTH Mortgage Trust TSFR1M + 1.641% 6.970 03/15/41 4,661,383
Series - 2024 PARK (Class A)
4,673,501 (c) Oak Street Investment Grade Net Lease Fund Series 2.380 11/20/51 4,270,451
Series - 2021 2A (Class A1)
9,715,729 (a),(c) OBX Trust 2.500 07/25/51 7,636,288
Series - 2021 J2 (Class A19)
8,252,085 (a),(c) OBX Trust 3.500 08/25/52 7,137,253
Series - 2022 J2 (Class A1)
7,887,175 (a),(c) OBX Trust 4.000 10/25/52 6,967,334
Series - 2022 INV5 (Class A13)
580,018 (a),(c) OBX Trust TSFR1M + 0.764% 4.658 06/25/57 562,178
Series - 2018 1 (Class A2)
2,013,206 (a),(c) Oceanview Mortgage Trust 2.500 05/25/51 1,583,529
Series - 2021 1 (Class A19)
2,193,931 (a),(c) Oceanview Mortgage Trust 4.500 11/25/52 2,026,078
Series - 2022 1 (Class A1)
5,000,000 (c) One Bryant Park Trust 2.516 09/15/54 4,241,613
Series - 2019 OBP (Class A)
14,934,004 (c) One Market Plaza Trust 3.614 02/10/32 13,381,764
Series - 2017 1MKT (Class A)
3,611,448 (a),(c) OPEN Trust TSFR1M + 5.236% 10.565 10/15/28 3,636,212
Series - 2023 AIR (Class C)
2,500,000 (a),(c) PKHL Commercial Mortgage Trust TSFR1M + 0.994% 6.323 07/15/38 2,388,207
Series - 2021 MF (Class A)
1,000,000 (c) RBS Commercial Funding, Inc Trust 3.511 03/11/31 905,734
Series - 2013 SMV (Class B)
2,586,763 (a),(c) RCKT Mortgage Trust 3.500 06/25/52 2,208,117
Series - 2022 4 (Class A22)
285,401 (a),(c) Sequoia Mortgage Trust 3.500 05/25/45 252,823
Series - 2015 2 (Class A1)
214,699 (a),(c) Sequoia Mortgage Trust 3.500 02/25/47 188,193
Series - 2017 2 (Class A19)
764,984 (a),(c) Sequoia Mortgage Trust 3.724 09/25/47 697,834
Series - 2017 6 (Class B1)
479,160 (a),(c) Sequoia Mortgage Trust 3.500 03/25/48 418,707
Series - 2018 3 (Class A1)
39,642 (a),(c) Sequoia Mortgage Trust 4.000 09/25/48 36,291
Series - 2018 7 (Class A19)
2,511,247 (a),(c) Sequoia Mortgage Trust 3.000 04/25/50 2,078,741
Series - 2020 3 (Class A19)
4,366,959 (a),(c) Sequoia Mortgage Trust 5.000 01/25/53 4,102,777
Series - 2023 1 (Class A19)
187,677 (a),(c) Shellpoint Co-Originator Trust 3.500 04/25/47 164,789
Series - 2017 1 (Class A19)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,500,000 (c) SLG Office Trust 2.851% 07/15/41 $ 1,154,786
Series - 2021 OVA (Class E)
1,800,000 UBS Commercial Mortgage Trust 3.563 10/15/50 1,652,710
Series - 2017 C4 (Class A4)
2,250,000 UBS Commercial Mortgage Trust 4.334 10/15/51 2,128,277
Series - 2018 C13 (Class A4)
6,541,522 (a),(c) Verus Securitization Trust 2.240 10/25/66 5,504,967
Series - 2021 7 (Class A3)
364,285 (c) VSE VOI Mortgage LLC 4.020 02/20/36 361,395
Series - 2018 A (Class C)
3,400,000 Wells Fargo Commercial Mortgage Trust 3.808 12/15/47 3,346,599
Series - 2014 LC18 (Class AS)
2,272,000 Wells Fargo Commercial Mortgage Trust 3.540 05/15/48 2,226,046
Series - 2015 C28 (Class A4)
2,100,000 (a) Wells Fargo Commercial Mortgage Trust 3.658 05/15/48 2,012,257
Series - 2015 NXS1 (Class B)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4.254 05/15/48 1,776,237
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3.637 06/15/48 342,630
Series - 2015 C29 (Class A4)
1,838,570 Wells Fargo Commercial Mortgage Trust 2.825 10/15/49 1,793,580
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3.635 03/15/50 361,562
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.757 03/15/50 1,841,967
Series - 2017 RB1 (Class AS)
1,720,000 Wells Fargo Commercial Mortgage Trust 3.467 04/15/50 1,674,870
Series - 2015 LC20 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4.012 03/15/51 1,899,228
Series - 2018 C43 (Class A4)
1,200,000 (c) Wells Fargo Commercial Mortgage Trust 3.153 09/15/57 1,096,740
Series - 2015 NXS3 (Class D)
2,500,000 (a) Wells Fargo Commercial Mortgage Trust 3.972 09/15/57 2,419,736
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3.952 01/15/59 3,212,246
Series - 2016 C32 (Class AS)
2,500,000 (a) Wells Fargo Commercial Mortgage Trust 4.886 01/15/59 2,383,464
Series - 2016 C32 (Class B)
428,790 Wells Fargo Commercial Mortgage Trust 2.933 11/15/59 417,821
Series - 2016 C36 (Class ASB)
80,997 (a),(c) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 74,846
Series - 2019 2 (Class A17)
1,098,447 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.500 09/25/49 958,266
Series - 2019 4 (Class A1)
740,968 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 619,781
Series - 2020 4 (Class A17)
10,914,134 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 8,578,200
Series - 2021 2 (Class A17)
2,878,184 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 2,258,580
Series - 2022 2 (Class A18)
3,297,636 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 2,699,324
Series - 2022 INV1 (Class A18)
5,702,971 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 4,868,180
Series - 2022 INV1 (Class A17)
189,733 (a),(c) WinWater Mortgage Loan Trust 3.924 06/20/44 154,733
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 944,908,377
TOTAL STRUCTURED ASSETS 1,408,447,554
(Cost $1,524,478,452)

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 0.0%
MATERIALS - 0.0%
363,958 (i) Petra Diamonds Ltd $ 184,492
TOTAL MATERIALS 184,492
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
10,391 (i) Bright Bidco BV 7,970
7,607 (i) Bright Bidco BV 5,835
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,805
SOFTWARE & SERVICES - 0.0%
4,815 (i) Avaya, Inc 31,297
1,010 (i) Avaya, Inc 6,565
TOTAL SOFTWARE & SERVICES 37,862
TOTAL COMMON STOCKS 236,159
(Cost $949,850)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
208,700 Morgan Stanley 5,447,070
200,000 Morgan Stanley 5,010,000
TOTAL FINANCIAL SERVICES 10,457,070
TOTAL PREFERRED STOCKS 10,457,070
(Cost $10,877,500)
TOTAL LONG-TERM INVESTMENTS 9,986,946,591
(Cost $10,761,836,138)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Tennessee Valley Authority (TVA) 0.000% 07/10/24 4,991,258
TOTAL GOVERNMENT AGENCY DEBT 4,991,258
REPURCHASE AGREEMENT - 0.5%
54,369,000 (j) Fixed Income Clearing Corporation 5.320 07/01/24 54,369,000
TOTAL REPURCHASE AGREEMENT 54,369,000
TREASURY DEBT - 0.3%
5,064,000 United States Treasury Bill 0.000 07/05/24 5,061,033
10,000,000 United States Treasury Bill 0.000 07/30/24 9,957,708
5,000,000 United States Treasury Bill 0.000 08/13/24 4,968,695
10,000,000 United States Treasury Bill 0.000 08/27/24 9,918,178
UYU 26,900,000 Uruguay Monetary Regulation Bill 0.000 08/14/24 674,726
TOTAL TREASURY DEBT 30,580,340
TOTAL SHORT-TERM INVESTMENTS 89,940,598
(Cost $89,962,996)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
92,807,137 (k) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (l) 92,807,137
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 92,807,137
(Cost $92,807,137)
TOTAL INVESTMENTS - 99.9% 10,169,694,326
(Cost $10,944,606,271)
OTHER ASSETS & LIABILITIES, NET - 0.1% 15,188,620
NET ASSETS - 100.0% $ 10,184,882,946

See Notes to Portfolios of Investments
Principal denominated in U.S. Dollars, unless otherwise noted.
BRL Brazilian Real
DOP Dominican Republic Peso
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
REIT Real Estate Investment Trust
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
TSFR12M CME Term Secured Overnight Financing Rate 12 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,268,673,768 or 22.3% of Total Investments.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $90,932,009.
(e)
Perpetual security
(f)
Payment in Kind Bond
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)
Non-income producing
(j) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $54,393,104 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $55,456,512.
(k)
Investments made with cash collateral received from securities on loan.
(l)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 4,690,382 EUR 4,360,062 Morgan Stanley Capital Services 07/16/24  $ 17,393
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAIGS42V1-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 06/29/29 $30,000,000 $1,918,745 $1,975,951 $(57,206)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Nuveen Core Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAIGS42V1-5Y
Credit event
as specified in
contract 1.000%
Citigroup Global Markets,
Inc Quarterly 06/29/29 $25,000,000 $(1,598,954) $(1,709,743) $110,789
CDX-NAIGS42V1-5Y
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 06/29/29 35,000,000 (2,238,535) (2,404,762) 166,227
Total $(3,837,489) $(4,114,505) $ 277,016
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments
Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.9%
BANK LOAN OBLIGATIONS - 0.7%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/24 $ 57,737
TOTAL CAPITAL GOODS 57,737
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
13,875,333 (c) LTR Intermediate Holdings, Inc TSFR1M + 4.500% 9.958 05/05/28 13,675,875
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,675,875
UTILITIES - 0.5%
6,469,503 (c) Constellation Renewables LLC TSFR3M + 3.250% 8.109 12/15/27 6,490,593
17,057,307 (c) TerraForm Power Operating LLC TSFR3M + 2.500% 7.935 05/21/29 17,134,662
3,990,000 (c) Vistra Operations Co LLC TSFR1M + 2.750% 8.094 04/30/31 4,013,441
TOTAL UTILITIES 27,638,696
TOTAL BANK LOAN OBLIGATIONS 41,372,308
(Cost $41,518,466)
CORPORATE BONDS - 26.7%
AUTOMOBILES & COMPONENTS - 0.5%
6,650,000 Ford Motor Co 3.250 02/12/32 5,495,784
11,025,000 Magna International, Inc 2.450 06/15/30 9,516,479
10,650,000 Toyota Motor Credit Corp 2.150 02/13/30 9,198,144
2,260,000 (d) ZF North America Capital, Inc 6.875 04/14/28 2,303,722
4,980,000 (d) ZF North America Capital, Inc 7.125 04/14/30 5,156,133
TOTAL AUTOMOBILES & COMPONENTS 31,670,262
BANKS - 3.7%
10,000,000 Bank of Montreal 3.803 12/15/32 9,395,624
8,875,000 Bank of Montreal 7.700 05/26/84 9,064,836
6,750,000 Barclays plc 6.692 09/13/34 7,155,921
1,775,000 Barclays plc 6.036 03/12/55 1,798,946
11,375,000 (d) BNP Paribas S.A. 5.894 12/05/34 11,651,211
2,500,000 (d),(e) BNP Paribas S.A. 8.500 N/A(f) 2,560,540
5,000,000 (d) BPCE S.A. 2.045 10/19/27 4,590,099
5,350,000 (d) BPCE S.A. 5.936 05/30/35 5,328,698
2,990,000 Citigroup, Inc 1.281 11/03/25 2,943,304
5,025,000 (e) Citigroup, Inc 7.625 N/A(f) 5,231,929
10,000,000 (d) Credit Agricole S.A. 5.335 01/10/30 9,893,237
10,000,000 (d) Credit Agricole S.A. 6.251 01/10/35 10,060,073
7,025,000 Deutsche Bank AG. 6.819 11/20/29 7,305,909
4,950,000 (d) Federation des Caisses Desjardins du Quebec 5.147 11/27/28 5,013,550
9,125,000 (d) Federation des Caisses Desjardins du Quebec 5.250 04/26/29 9,103,284
9,925,000 HSBC Holdings plc 6.161 03/09/29 10,152,383
6,250,000 (d) Intesa Sanpaolo S.p.A 3.250 09/23/24 6,210,358
3,650,000 (d) Intesa Sanpaolo S.p.A 6.625 06/20/33 3,762,564
13,800,000 (d) Intesa Sanpaolo S.p.A 7.200 11/28/33 14,754,474
15,000,000 (d) Intesa Sanpaolo S.p.A 7.800 11/28/53 16,491,140
12,575,000 JPMorgan Chase & Co 5.571 04/22/28 12,676,821
4,500,000 JPMorgan Chase & Co 5.766 04/22/35 4,617,036
10,990,000 JPMorgan Chase & Co 3.650 N/A(f) 10,394,997
12,475,000 (e) JPMorgan Chase & Co 6.875 N/A(f) 12,884,978
7,750,000 Morgan Stanley Bank NA 5.504 05/26/28 7,803,037
3,700,000 NatWest Group plc 8.125 N/A(f) 3,738,277
3,375,000 (d) Royal Bank of Canada 1.050 09/14/26 3,095,663
10,000,000 (d) Royal Bank of Canada 4.851 12/14/26 9,962,502
2,500,000 (d) Shinhan Financial Group Co Ltd 5.000 07/24/28 2,475,805
8,850,000 (d) Societe Generale S.A. 7.132 01/19/55 8,470,772

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 7,500,000 (d) UniCredit S.p.A 2.569% 09/22/26 $ 7,193,978
TOTAL BANKS 235,781,946
CAPITAL GOODS - 0.5%
10,625,000 Air Lease Corp 5.100 03/01/29 10,512,865
9,000,000 Conservation Fund 3.474 12/15/29 8,135,105
8,725,000 Cummins, Inc 5.450 02/20/54 8,557,919
6,250,000 (d) Sociedad de Transmision Austral S.A. 4.000 01/27/32 5,587,379
TOTAL CAPITAL GOODS 32,793,268
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
5,025,000 (d) Ambipar Lux Sarl 9.875 02/06/31 4,872,835
9,500,000 Automatic Data Processing, Inc 1.700 05/15/28 8,485,661
12,875,000 Automatic Data Processing, Inc 1.250 09/01/30 10,422,678
12,760,000 Rockefeller Foundation 2.492 10/01/50 7,894,495
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 31,675,669
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
5,175,000 Home Depot, Inc 4.850 06/25/31 5,134,374
5,525,000 Lowe's Cos, Inc 2.800 09/15/41 3,791,849
5,300,000 Lowe's Cos, Inc 5.750 07/01/53 5,219,671
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 14,145,894
CONSUMER DURABLES & APPAREL - 0.1%
5,270,000 Whirlpool Corp 2.400 05/15/31 4,326,325
TOTAL CONSUMER DURABLES & APPAREL 4,326,325
CONSUMER SERVICES - 0.8%
8,475,000 Choice Hotels International, Inc 0.000 08/01/34 8,353,030
5,820,000 Enterprise Community Loan Fund, Inc 4.152 11/01/28 5,568,436
2,250,000 Mary Free Bed Rehabilitation Hospital 3.786 04/01/51 1,614,447
11,525,000 Massachusetts Higher Education Assistance Corp 2.673 07/01/31 9,449,723
9,500,000 Mather Foundation 2.675 10/01/31 7,975,310
45,000 Salvation Army 5.637 09/01/26 45,173
5,000,000 Salvation Army 4.528 09/01/48 4,498,167
6,350,000 Starbucks Corp 2.450 06/15/26 6,029,710
5,000,000 YMCA of Greater New York 5.021 08/01/38 4,284,622
1,500,000 YMCA of Greater New York 5.151 08/01/48 1,202,609
TOTAL CONSUMER SERVICES 49,021,227
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
2,000,000 (d) Alimentation Couche-Tard, Inc 3.625 05/13/51 1,435,443
10,625,000 SYSCO Corp 5.750 01/17/29 10,878,069
10,750,000 SYSCO Corp 2.400 02/15/30 9,313,862
18,025,000 Walmart, Inc 1.800 09/22/31 14,851,476
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 36,478,850
ENERGY - 2.5%
2,125,000 BP Capital Markets America, Inc 4.699 04/10/29 2,094,214
4,360,000 BP Capital Markets America, Inc 4.812 02/13/33 4,226,808
6,050,000 BP Capital Markets America, Inc 4.893 09/11/33 5,883,058
9,875,000 BP Capital Markets America, Inc 2.772 11/10/50 6,069,238
6,950,000 BP Capital Markets plc 6.450 N/A(f) 7,139,269
8,088,000 Cheniere Energy Partners LP 4.000 03/01/31 7,355,237
4,850,000 Cheniere Energy Partners LP 5.950 06/30/33 4,917,629
7,525,000 ConocoPhillips Co 5.050 09/15/33 7,458,755
8,875,000 ConocoPhillips Co 5.300 05/15/53 8,423,860
4,510,000 ConocoPhillips Co 5.550 03/15/54 4,438,161
10,000,000 Enbridge, Inc 5.625 04/05/34 9,983,542
3,000,000 Enbridge, Inc 5.950 04/05/54 2,976,256
7,725,000 Equinor ASA 2.375 05/22/30 6,745,081
3,000,000 Equinor ASA 3.950 05/15/43 2,465,383
9,110,000 Equinor ASA 3.250 11/18/49 6,373,728
5,825,000 Marathon Oil Corp 5.300 04/01/29 5,848,951
6,850,000 MPLX LP 5.500 06/01/34 6,745,915

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 6,825,000 Pioneer Natural Resources Co 5.100% 03/29/26 $ 6,809,920
2,950,000 (d) Raizen Fuels Finance S.A. 6.450 03/05/34 2,996,604
12,850,000 TotalEnergies Capital International S.A. 2.986 06/29/41 9,365,846
11,550,000 TotalEnergies Capital International S.A. 3.127 05/29/50 7,787,772
5,025,000 TotalEnergies Capital S.A. 5.150 04/05/34 5,026,825
4,350,000 TotalEnergies Capital S.A. 5.488 04/05/54 4,289,798
10,550,000 TotalEnergies Capital S.A. 5.638 04/05/64 10,446,523
10,000,000 Williams Cos, Inc 5.300 08/15/28 10,030,649
TOTAL ENERGY 155,899,022
FINANCIAL SERVICES - 3.6%
3,419,800 BB Blue Financing DAC 4.395 09/20/29 3,350,376
10,000,000 BB Blue Financing DAC 4.395 09/20/37 9,788,506
11,645,000 Community Preservation Corp 2.867 02/01/30 10,145,044
10,400,000 Ford Foundation 2.815 06/01/70 6,044,554
1,609,000 Goldman Sachs Group, Inc 0.855 02/12/26 1,560,483
10,000,000 (d) GPS Blue Financing DAC 5.645 11/09/41 9,525,000
8,600,000 (d) Hannon Armstrong Sustainable Infrastructure Capital,
Inc
6.375 07/01/34 8,418,981
3,500,000 (d) HAT Holdings I LLC 3.375 06/15/26 3,300,314
3,000,000 (d),(e) HAT Holdings I LLC 3.750 09/15/30 2,617,057
2,842,427 HNA LLC 2.369 09/18/27 2,691,098
6,935,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 6,876,901
4,500,000 Low Income Investment Fund 3.386 07/01/26 4,348,141
10,000,000 Low Income Investment Fund 3.711 07/01/29 9,113,628
7,725,000 Mastercard, Inc 1.900 03/15/31 6,455,109
6,500,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 5,989,281
1,925,000 NHP Foundation 5.850 12/01/28 1,968,467
4,850,000 NHP Foundation 6.000 12/01/33 5,008,741
10,000,000 Private Export Funding Corp (PEFCO) 4.300 12/15/28 9,897,209
10,000,000 Private Export Funding Corp (PEFCO) 4.600 02/15/34 9,875,508
2,500,000 Reinvestment Fund, Inc 3.366 11/01/24 2,467,020
5,000,000 Reinvestment Fund, Inc 3.513 11/01/25 4,763,266
5,000,000 Reinvestment Fund, Inc 3.880 02/15/27 4,605,233
2,800,000 (d) Starwood Property Trust, Inc 7.250 04/01/29 2,830,020
7,472,572 Thirax  LLC 1.462 03/07/33 6,407,550
8,750,000 (d) UBS Group AG. 5.428 02/08/30 8,732,625
9,375,000 (d) UBS Group AG. 5.617 09/13/30 9,414,944
10,000,000 (d) UBS Group AG. 2.746 02/11/33 8,172,794
9,950,000 UBS Group AG. 6.301 09/22/34 10,347,418
6,150,000 (d) UBS Group AG. 5.699 02/08/35 6,143,728
4,050,000 (d) UBS Group AG. 9.250 N/A(f) 4,357,407
6,000,000 (d) UBS Group AG. 7.750 N/A(f) 6,120,282
3,375,000 (d) UBS Group AG. 9.250 N/A(f) 3,779,636
10,000,000 Visa, Inc 1.100 02/15/31 7,961,598
3,450,000 (d) WLB Asset II B Pte Ltd 3.950 12/10/24 3,286,837
5,425,000 (d) WLB Asset II C Pte Ltd 3.900 12/23/25 5,122,161
10,000,000 (d) WLB Asset II D Pte Ltd 6.500 12/21/26 9,395,389
9,750,000 (d) WLB Asset VI Pte Ltd 7.250 12/21/27 10,105,777
TOTAL FINANCIAL SERVICES 230,988,083
FOOD, BEVERAGE & TOBACCO - 0.8%
3,725,000 Campbell Soup Co 5.200 03/21/29 3,727,169
10,125,000 (d) Mars, Inc 4.650 04/20/31 9,866,449
7,000,000 (d) NBM US Holdings, Inc 6.625 08/06/29 6,918,087
6,600,000 (d) Nestle Holdings, Inc 4.950 03/14/30 6,632,657
10,000,000 PepsiCo, Inc 3.900 07/18/32 9,333,971
20,310,000 PepsiCo, Inc 2.875 10/15/49 13,481,009
TOTAL FOOD, BEVERAGE & TOBACCO 49,959,342
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
665,000 Kaiser Foundation Hospitals 2.810 06/01/41 480,800
TOTAL HEALTH CARE EQUIPMENT & SERVICES 480,800

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
$ 5,300,000 Procter & Gamble Co 3.000% 03/25/30 $ 4,876,607
12,125,000 Procter & Gamble Co 1.200 10/29/30 9,874,752
10,875,000 Procter & Gamble Co 4.550 01/29/34 10,672,391
3,000,000 Unilever Capital Corp 0.626 08/12/24 2,981,614
14,500,000 Unilever Capital Corp 4.875 09/08/28 14,509,483
6,125,000 Unilever Capital Corp 1.375 09/14/30 4,990,956
10,000,000 (e) Unilever Capital Corp 5.000 12/08/33 10,019,203
9,425,000 Unilever Capital Corp 2.625 08/12/51 5,998,776
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 63,923,782
INSURANCE - 0.5%
12,075,000 (d) Five Corners Funding Trust II 2.850 05/15/30 10,631,719
11,400,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5.875 05/23/42 11,372,184
11,135,000 (d) USAA Capital Corp 2.125 05/01/30 9,496,981
TOTAL INSURANCE 31,500,884
MATERIALS - 1.4%
10,500,000 Air Products and Chemicals, Inc 4.800 03/03/33 10,329,337
2,755,000 (d),(e) Alcoa Nederland Holding BV 7.125 03/15/31 2,831,414
10,000,000 Amcor Group Finance plc 5.450 05/23/29 10,032,908
2,750,000 (d) Anglo American Capital plc 3.625 09/11/24 2,736,368
7,250,000 (d) Cemex SAB de C.V. 9.125 N/A(f) 7,734,227
8,500,000 Dow Chemical Co 5.150 02/15/34 8,314,716
10,750,000 (d) FMG Resources August 2006 Pty Ltd 6.125 04/15/32 10,628,414
1,300,000 LG Chem Ltd 3.250 10/15/24 1,290,648
2,490,000 (d) LG Chem Ltd 3.625 04/15/29 2,318,702
6,900,000 Nutrien Ltd 5.200 06/21/27 6,891,660
11,125,000 Nutrien Ltd 5.400 06/21/34 10,959,013
4,541,400 (d) Star Energy Geothermal Wayang Windu Ltd 6.750 04/24/33 4,568,771
10,000,000 Teck Resources Ltd 3.900 07/15/30 9,277,582
TOTAL MATERIALS 87,913,760
MEDIA & ENTERTAINMENT - 0.2%
11,250,000 (e) Comcast Corp 4.650 02/15/33 10,861,127
TOTAL MEDIA & ENTERTAINMENT 10,861,127
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
13,250,000 Johnson & Johnson 4.900 06/01/31 13,380,094
8,300,000 Johnson & Johnson 2.250 09/01/50 4,933,305
12,550,000 Merck & Co, Inc 2.150 12/10/31 10,433,114
8,800,000 Merck & Co, Inc 2.750 12/10/51 5,501,611
6,650,000 Pfizer Investment Enterprises Pte Ltd 4.650 05/19/25 6,603,390
6,475,000 Pfizer Investment Enterprises Pte Ltd 5.110 05/19/43 6,156,336
15,000,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 14,467,770
2,500,000 Pfizer, Inc 2.625 04/01/30 2,217,785
5,400,000 Pfizer, Inc 1.750 08/18/31 4,385,030
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 68,078,435
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
8,000,000 National Community Renaissance of California 3.270 12/01/32 6,642,633
9,775,000 Preservation Of Affordable Housing, Inc 4.479 12/01/32 8,936,985
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,579,618
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
10,050,000 Intel Corp 4.150 08/05/32 9,412,028
10,000,000 Texas Instruments, Inc 5.050 05/18/63 9,293,265
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 18,705,293
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
11,850,000 Apple, Inc 3.000 06/20/27 11,287,015
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,287,015

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES - 0.1%
$ 9,547,000 Verizon Communications, Inc 2.550% 03/21/31 $ 8,111,208
TOTAL TELECOMMUNICATION SERVICES 8,111,208
TRANSPORTATION - 0.2%
5,066,976 (d) Air Canada Pass Through Trust 4.125 05/15/25 4,958,758
3,612,115 (d) Air Canada Pass Through Trust 3.300 01/15/30 3,299,749
6,000,000 Norfolk Southern Corp 2.300 05/15/31 5,038,698
TOTAL TRANSPORTATION 13,297,205
UTILITIES - 7.7%
5,000,000 AES Corp 5.450 06/01/28 4,988,845
2,000,000 AES Corp 7.600 01/15/55 2,024,727
6,725,000 Algonquin Power & Utilities Corp 5.365 06/15/26 6,692,411
12,350,000 Ameren Illinois Co 2.900 06/15/51 7,702,885
4,500,000 Atlantic City Electric Co 2.300 03/15/31 3,778,341
3,345,000 Avangrid, Inc 3.150 12/01/24 3,308,138
7,500,000 Avangrid, Inc 3.800 06/01/29 6,977,319
7,050,000 (d) Brooklyn Union Gas Co 4.632 08/05/27 6,831,304
10,000,000 (d) Brooklyn Union Gas Co 4.866 08/05/32 9,269,523
9,850,000 CenterPoint Energy Houston Electric LLC 2.350 04/01/31 8,292,846
3,050,000 CMS Energy Corp 4.750 06/01/50 2,793,016
3,850,000 (d) Colbun S.A. 3.150 01/19/32 3,241,387
14,500,000 Commonwealth Edison Co 2.750 09/01/51 8,646,567
5,600,000 Connecticut Light and Power Co 4.650 01/01/29 5,533,527
6,475,000 (d) Consorcio Transmantaro SA 4.700 04/16/34 6,089,174
5,200,000 Consumers Energy Co 4.600 05/30/29 5,116,018
14,882,879 (d) Continental Wind LLC 6.000 02/28/33 14,669,864
3,425,000 Dominion Energy, Inc 7.000 06/01/54 3,563,589
8,325,000 Dominion Energy, Inc 4.350 N/A(f) 7,811,457
16,725,000 DTE Electric Co 1.900 04/01/28 14,987,237
9,025,000 DTE Electric Co 3.250 04/01/51 6,090,660
3,688,000 Duke Energy Carolinas LLC 2.850 03/15/32 3,159,639
10,000,000 Duke Energy Florida LLC 2.500 12/01/29 8,820,330
10,000,000 Duke Energy Florida LLC 3.000 12/15/51 6,282,665
1,000,000 Duke Energy Progress LLC 3.450 03/15/29 932,662
7,059,000 (d) Electricite de France S.A. 3.625 10/13/25 6,881,055
2,700,000 (d) Engie S.A. 5.625 04/10/34 2,685,972
6,375,000 Florida Power & Light Co 4.625 05/15/30 6,245,910
6,250,000 Georgia Power Co 3.250 03/15/51 4,250,015
2,700,000 Georgia Power Co 5.125 05/15/52 2,509,414
1,577,125 (d) India Cleantech Energy 4.700 08/10/26 1,499,057
9,700,000 Interstate Power and Light Co 3.500 09/30/49 6,791,497
10,750,000 (d) Liberty Utilities Finance GP 2.050 09/15/30 8,792,777
2,498,000 (d) Massachusetts Electric Co 1.729 11/24/30 1,984,443
6,875,000 MidAmerican Energy Co 3.100 05/01/27 6,557,362
5,000,000 MidAmerican Energy Co 5.350 01/15/34 5,068,566
12,626,000 National Fuel Gas Co 5.500 01/15/26 12,585,595
200,000 National Fuel Gas Co 3.950 09/15/27 191,130
11,274,000 National Fuel Gas Co 2.950 03/01/31 9,459,086
11,250,000 (d) New York State Electric & Gas Corp 2.150 10/01/31 9,015,896
13,000,000 NextEra Energy Capital Holdings, Inc 4.900 03/15/29 12,860,468
6,275,000 (e) NextEra Energy Capital Holdings, Inc 6.750 06/15/54 6,310,981
2,034,000 (d),(e) NextEra Energy Operating Partners LP 7.250 01/15/29 2,085,806
11,750,000 (d) Niagara Mohawk Power Corp 1.960 06/27/30 9,770,230
5,200,000 Northern States Power Co 2.900 03/01/50 3,312,533
7,050,000 Northern States Power Co 3.200 04/01/52 4,693,217
8,125,000 Northern States Power Co 5.400 03/15/54 7,828,251
5,250,000 Northwest Natural Gas Co 3.078 12/01/51 3,145,413
17,028,000 Pacific Gas and Electric Co 6.700 04/01/53 17,718,666
7,075,000 Piedmont Natural Gas Co, Inc 3.350 06/01/50 4,642,588
1,900,000 PPL Electric Utilities Corp 4.850 02/15/34 1,848,784
3,625,000 Public Service Co of Colorado 3.200 03/01/50 2,382,917

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 10,600,000 Public Service Co of Colorado 5.750% 05/15/54 $ 10,466,413
4,875,000 Public Service Electric and Gas Co 4.650 03/15/33 4,698,736
6,150,000 Public Service Electric and Gas Co 3.200 08/01/49 4,236,250
4,850,000 (d) RWE Finance US LLC 5.875 04/16/34 4,855,416
10,000,000 (d) RWE Finance US LLC 6.250 04/16/54 9,874,434
4,175,000 San Diego Gas & Electric Co 4.950 08/15/28 4,155,782
15,000,000 San Diego Gas & Electric Co 2.950 08/15/51 9,713,809
2,347,146 SCE Recovery Funding LLC 1.977 11/15/28 2,175,532
7,100,000 SCE Recovery Funding LLC 2.943 11/15/42 5,731,510
2,640,000 SCE Recovery Funding LLC 3.240 11/15/46 1,913,341
3,000,000 Sempra 4.875 N/A(f) 2,942,447
3,664,967 (d) Solar Star Funding LLC 3.950 06/30/35 3,275,730
4,279,475 (d) Solar Star Funding LLC 5.375 06/30/35 4,168,863
8,430,000 Southern California Edison Co 2.750 02/01/32 7,109,876
8,325,000 Southern California Edison Co 5.200 06/01/34 8,128,911
5,000,000 Southern California Edison Co 3.450 02/01/52 3,393,905
7,000,000 Southwestern Electric Power Co 3.250 11/01/51 4,404,495
18,529,000 Southwestern Public Service Co 3.150 05/01/50 11,806,646
1,270,000 (d),(e) Sunnova Energy Corp 5.875 09/01/26 987,425
16,135,890 (d) Sweihan PV Power Co PJSC 3.625 01/31/49 12,924,912
2,000,000 (d) TerraForm Power Operating LLC 5.000 01/31/28 1,910,348
6,578,326 (d) Topaz Solar Farms LLC 4.875 09/30/39 5,854,710
11,650,443 (d) Topaz Solar Farms LLC 5.750 09/30/39 11,269,823
5,821,256 (d) UEP Penonome II S.A. 6.500 10/01/38 4,883,555
15,000,000 Union Electric Co 2.150 03/15/32 12,055,164
16,400,000 Union Electric Co 2.625 03/15/51 9,777,130
3,625,000 (d) Vistra Corp 7.000 N/A(f) 3,593,503
TOTAL UTILITIES 485,030,426
TOTAL CORPORATE BONDS 1,687,509,441
(Cost $1,846,532,807)
GOVERNMENT BONDS - 57.8%
AGENCY SECURITIES - 2.9%
1,269,534 Canal Barge Co, Inc 4.500 11/12/34 1,221,982
12,187,367 Crowley Conro LLC 4.181 08/15/43 10,943,618
234,302 Ethiopian Leasing LLC 2.566 08/14/26 229,402
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1.540 08/17/35 17,808,270
8,600,000 Federal National Mortgage Association (FNMA) 0.625 04/22/25 8,292,621
16,800,000 FNMA 0.875 08/05/30 13,610,311
9,000,000 FNMA 1.625 08/24/35 6,472,907
7,909,000 Hashemite Kingdom of Jordan Government AID Bond 3.000 06/30/25 7,684,910
990,000 (c) Housing and Urban Development Corp Ltd LIBOR 6 M + 0.035% 5.714 09/15/30 984,920
10,519,000 Private Export Funding Corp (PEFCO) 1.750 11/15/24 10,366,588
8,150,000 PEFCO 3.250 06/15/25 7,988,314
6,950,000 PEFCO 3.900 10/15/27 6,801,824
21,178,314 Thirax  LLC 0.968 01/14/33 17,871,485
3,331,851 Thirax 2 LLC 2.320 01/22/34 2,936,456
3,630,000 Tote Shipholdings LLC 3.400 10/16/40 2,936,048
2,407,000 Tote Shipholdings LLC 3.450 01/22/41 1,954,112
1,775,000 United States International Development Finance Corp 1.440 04/15/28 1,596,408
1,000,000 United States International Development Finance Corp 1.650 04/15/28 905,289
1,206,960 United States International Development Finance Corp 1.050 10/15/29 1,080,249
3,914,463 United States International Development Finance Corp 1.790 10/15/29 3,579,431
9,786,158 United States International Development Finance Corp 2.360 10/15/29 9,094,781
1,166,400 United States International Development Finance Corp 4.140 05/15/30 1,134,326
8,014,759 United States International Development Finance Corp 3.430 06/01/33 7,519,709
4,877,400 United States International Development Finance Corp 2.040 06/15/35 4,185,835
3,818,593 United States International Development Finance Corp 1.670 07/15/38 3,059,471
8,880,449 United States International Development Finance Corp 2.290 07/15/38 7,425,171
4,884,247 United States International Development Finance Corp 2.450 07/15/38 4,127,980

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 2,087,000 US Department of Housing and Urban Development
(HUD)
2.960% 08/01/24 $ 2,082,578
3,726,000 HUD 2.870 08/01/27 3,521,610
420,000 HUD 5.380 08/01/27 420,138
4,675,000 HUD 2.985 08/01/28 4,405,064
1,931,000 HUD 3.185 08/01/29 1,776,907
1,750,000 HUD 3.585 08/01/37 1,504,757
541,666 VCM Lease S.A. 2.516 09/28/27 513,981
3,806,000 Vessel Management Services, Inc 3.432 08/15/36 3,308,624
7,145,000 Vessel Management Services, Inc 3.477 01/16/37 6,231,807
TOTAL AGENCY SECURITIES 185,577,884
FOREIGN GOVERNMENT BONDS - 9.5%
17,925,000 African Development Bank 4.125 02/25/27 17,675,803
11,850,000 (d) Arab Petroleum Investments Corp 1.483 10/06/26 10,912,381
14,000,000 (d) Arab Petroleum Investments Corp 5.428 05/02/29 14,265,300
1,000,000 Asian Development Bank 2.125 03/19/25 977,526
9,670,000 Asian Development Bank 4.625 06/13/25 9,616,888
9,732,000 Asian Development Bank 1.750 08/14/26 9,145,714
12,694,000 Asian Development Bank 3.125 09/26/28 12,028,708
10,000,000 Asian Development Bank 3.875 06/14/33 9,539,960
5,375,000 Asian Infrastructure Investment Bank 4.875 09/14/26 5,384,750
10,000,000 Asian Infrastructure Investment Bank 4.125 01/18/29 9,867,020
10,000,000 Asian Infrastructure Investment Bank 4.250 03/13/34 9,762,478
EUR 7,925,000 (d) Banque Ouest Africaine de Developpement 2.750 01/22/33 6,826,321
17,250,000 (d) BNG Bank NV 3.500 05/19/28 16,569,648
8,125,000 Brazilian Government International Bond 6.125 01/22/32 8,013,281
8,500,000 (d) Caisse d'Amortissement de la Dette Sociale 0.375 09/23/25 8,020,555
4,750,000 (d) Caisse d'Amortissement de la Dette Sociale 1.375 01/20/31 3,892,802
5,000,000 Caisse d'Amortissement de la Dette Sociale 2.125 01/26/32 4,210,291
19,600,000 Canada Government International Bond 2.875 04/28/25 19,237,945
12,605,000 Canada Government International Bond 3.750 04/26/28 12,248,367
7,000,000 (d) CDP Financial, Inc 1.000 05/26/26 6,498,675
1,460,000 (c) Central American Bank for Economic Integration TSFR3M + 1.112% 6.438 11/15/24 1,459,270
5,975,000 (d) Central American Bank for Economic Integration 5.000 02/09/26 5,937,448
8,025,000 Colombia Government International Bond 8.000 11/14/35 8,250,203
4,625,000 Council Of Europe Development Bank 3.000 06/16/25 4,528,904
5,725,000 (d) Dominican Republic International Bond 0.000 06/01/36 5,694,739
15,000,000 European Bank for Reconstruction & Development 1.625 09/27/24 14,863,130
1,000,000 European Bank for Reconstruction & Development 1.500 02/13/25 976,490
1,250,000 European Investment Bank 2.375 05/24/27 1,175,268
3,725,000 European Investment Bank 0.625 10/21/27 3,277,539
3,750,000 European Investment Bank 3.250 11/15/27 3,596,435
10,500,000 European Investment Bank 1.625 10/09/29 9,120,537
10,279,000 European Investment Bank 0.750 09/23/30 8,247,249
9,300,000 (d) European Stability Mechanism 1.375 09/11/24 9,226,772
10,875,000 Export Development Canada 3.375 08/26/25 10,664,495
13,050,000 Export Development Canada 3.875 02/14/28 12,748,914
10,000,000 Export Development Canada 4.125 02/13/29 9,846,707
14,925,000 Export Development Canada 4.750 06/05/34 15,217,391
14,534,000 Hydro-Quebec 8.050 07/07/24 14,538,199
2,500,000 Inter-American Development Bank 1.125 01/13/31 2,026,961
12,250,000 (e) Inter-American Development Bank 3.500 04/12/33 11,378,046
10,625,000 Inter-American Investment Corp 2.625 04/22/25 10,396,807
17,500,000 Inter-American Investment Corp 4.125 02/15/28 17,131,495
20,000,000 International Bank for Reconstruction & Development 0.000 03/31/27 18,219,560
5,000,000 International Bank for Reconstruction & Development 0.000 03/31/28 4,825,365
2,900,000 International Bank for Reconstruction & Development 2.750 05/31/36 2,303,629
5,000,000 (d) International Development Association 0.875 04/28/26 4,652,125
5,000,000 International Finance Corp 4.750 03/16/26 4,969,534
3,250,000 International Finance Corp 2.126 04/07/26 3,100,113
9,893,000 International Finance Facility for Immunisation Co 1.000 04/21/26 9,211,184

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,500,000 Japan Bank for International Cooperation 1.625% 01/20/27 $ 2,307,552
3,250,000 Japan Bank for International Cooperation 4.375 10/05/27 3,208,737
8,750,000 Japan International Cooperation Agency 1.750 04/28/31 7,242,075
6,000,000 (d) Kommunalbanken AS. 2.125 02/11/25 5,880,120
4,175,000 (d) Kommuninvest I Sverige AB 4.625 09/29/28 4,189,412
6,445,000 (d) Korea Electric Power Corp 1.125 06/15/25 6,186,732
10,250,000 (d) Korea Electric Power Corp 4.875 01/31/27 10,179,152
3,586,000 Kreditanstalt fuer Wiederaufbau 0.750 09/30/30 2,883,208
13,250,000 Landwirtschaftliche Rentenbank 0.875 09/03/30 10,706,348
10,000,000 (d) Nederlandse Waterschapsbank NV 1.750 01/15/25 9,807,360
2,000,000 (d) Nederlandse Waterschapsbank NV 2.375 03/24/26 1,915,764
12,375,000 (d) Nederlandse Waterschapsbank NV 4.000 06/01/28 12,098,822
4,450,000 (d) Nederlandse Waterschapsbank NV 4.375 02/28/29 4,418,405
15,391,000 OMERS Finance Trust 3.500 04/19/32 14,026,016
7,666,000 (d) OMERS Finance Trust 3.500 04/19/32 6,986,124
3,825,000 (d) OMERS Finance Trust 4.000 04/19/52 3,039,784
1,250,000 OPEC Fund for International Development 4.500 01/26/26 1,233,443
8,750,000 (d) OPEC Fund for International Development 4.500 01/26/26 8,634,209
5,900,000 (d) Perusahaan Penerbit SBSN Indonesia III 3.900 08/20/24 5,882,136
11,750,000 Province of Ontario Canada 5.050 04/24/34 11,993,020
5,000,000 Province of Quebec Canada 2.750 04/12/27 4,743,830
15,000,000 Province of Quebec Canada 1.900 04/21/31 12,589,518
10,625,000 Province of Quebec Canada 4.500 09/08/33 10,417,120
10,750,000 (e) Republic of Italy Government International Bond 4.000 10/17/49 7,986,820
5,100,000 (d) Serbia International Bond 6.000 06/12/34 5,020,624
4,250,000 Seychelles International Bond 6.500 10/11/28 3,876,346
TOTAL FOREIGN GOVERNMENT BONDS 599,731,599
MORTGAGE BACKED - 25.8%
1,900,000 (c),(d) Angel Oak Mortgage Trust 2.837 11/25/66 1,318,403
43,270,733 (c),(d) Citigroup Mortgage Loan Trust 0.155 02/25/52 362,042
4,848,273 (c),(d) Citigroup Mortgage Loan Trust 0.250 02/25/52 67,515
2,351,516 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 1.900% 7.235 12/25/41 2,381,831
2,480,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 4.500% 9.835 01/25/42 2,614,076
7,500,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.435 03/25/42 7,821,805
14,611,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 4.650% 9.985 06/25/42 15,857,076
1,405,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 3.350% 8.685 01/25/43 1,486,654
1,295,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 3.550% 8.885 05/25/43 1,395,322
2,000,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 5.350% 10.685 05/25/43 2,208,820
2,646,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.435 06/25/43 2,800,071
2,070,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 3.900% 9.188 07/25/43 2,200,687
3,385,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 3.550% 8.885 10/25/43 3,544,491
62,799 (c) Countrywide Home Loan Mortgage Pass Through Trust 5.311 11/20/34 58,585
5,279,011 Federal Home Loan Mortgage Corp (FHLMC) 2.310 12/01/31 4,508,384
6,875,000 FHLMC 3.740 06/01/37 6,154,657
2,264,560 FHLMC 3.400 12/01/37 1,954,750
5,646,500 FHLMC 4.300 12/01/37 5,266,950
1,841,367 FHLMC 3.500 03/01/38 1,603,895
640,000 FHLMC 4.330 05/01/38 598,701
3,186,904 FHLMC 2.970 07/01/38 2,612,384
3,397,660 FHLMC 4.550 07/01/38 3,247,689
5,775,000 FHLMC 3.500 10/01/38 4,944,827
399,827 FHLMC 3.160 11/01/38 331,483
1,853,500 FHLMC 3.910 01/01/39 1,645,527
3,372,988 FHLMC 3.000 01/01/41 2,696,834
785,902 FHLMC 4.250 09/01/42 742,941
418,805 (c) FHLMC SOFR30A + 5.806% 0.472 03/15/44 32,852
4,571,093 FHLMC 3.500 01/15/47 3,975,507
1,033,650 FHLMC 4.000 10/15/47 948,813
1,886,218 FHLMC 4.000 11/15/47 1,720,568
4,592,960 FHLMC 4.000 01/15/48 4,263,087
4,742,502 FHLMC 4.000 03/15/48 4,334,648

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,657,982 FHLMC 4.000% 04/15/48 $ 4,235,117
1,508,103 FHLMC 4.000 04/15/48 1,395,264
671,699 (c) FHLMC SOFR30A + 9.737% 1.204 06/15/48 590,838
585,514 (c) FHLMC SOFR30A + 9.657% 1.124 10/15/48 482,400
2,331,649 FHLMC 2.000 09/25/50 301,457
7,879,960 FHLMC 3.000 09/25/50 5,613,221
3,908,955 FHLMC 3.000 10/25/50 2,704,915
13,870,703 FHLMC 2.500 02/25/51 2,312,213
4,491,527 FHLMC 2.500 05/25/51 2,723,520
4,647,904 FHLMC 2.500 11/01/51 3,812,451
7,580,582 FHLMC 3.000 11/01/51 6,594,079
356,672 FHLMC 3.000 11/01/51 308,669
920,397 FHLMC 3.000 11/01/51 805,833
1,387,395 FHLMC 3.000 11/01/51 1,206,844
5,317,967 FHLMC 2.500 01/01/52 4,358,182
10,007,330 FHLMC 2.500 02/01/52 8,282,475
3,875,944 FHLMC 3.000 02/01/52 3,301,589
336,449 FHLMC 3.000 03/01/52 286,537
6,205,806 FHLMC 2.500 04/01/52 5,094,591
9,323,169 FHLMC 4.000 04/01/52 8,546,756
7,837,624 FHLMC 3.000 06/01/52 6,707,137
7,142,559 FHLMC 3.500 06/01/52 6,342,849
8,320,648 FHLMC 4.500 06/01/52 7,855,297
8,197,225 FHLMC 4.500 07/01/52 7,738,774
1,431,287 FHLMC 4.000 08/25/52 1,149,718
264,560 FHLMC 3.000 10/01/52 225,197
2,655,024 FHLMC 4.500 10/25/52 2,385,584
9,592,920 FHLMC 6.000 11/01/52 9,655,857
3,244,852 FHLMC 5.500 11/25/52 3,152,955
2,489,731 FHLMC 3.500 12/01/52 2,204,650
7,586,066 FHLMC 5.000 01/01/53 7,339,499
2,108,781 FHLMC 5.500 02/25/53 2,059,362
18,196,638 FHLMC 5.500 08/01/53 17,969,977
74,292 Federal Home Loan Mortgage Corp Gold (FGLMC) 5.000 06/01/36 73,454
71,162 FGLMC 4.000 06/01/42 66,803
72,996 FGLMC 4.500 12/01/43 70,924
71,208 FGLMC 4.500 02/01/44 69,187
619,438 FGLMC 5.000 08/01/44 613,587
123,716 FGLMC 3.500 04/01/45 112,585
2,610,767 FGLMC 3.500 08/01/45 2,380,676
1,470,565 FGLMC 3.500 02/01/47 1,328,277
19,363 FGLMC 3.000 04/01/47 16,885
176,610 FGLMC 4.500 06/01/47 170,241
254,464 FGLMC 4.000 09/01/47 237,600
57,770 FGLMC 3.500 12/01/47 52,357
1,195,525 FGLMC 4.500 08/01/48 1,150,685
29,509 Federal National Mortgage Association (FNMA) 3.500 07/01/26 28,888
3,421,996 (c) FNMA 2.919 02/25/27 3,257,646
9,029,444 (c) FNMA 3.412 06/25/28 8,563,768
11,250,000 (c) FNMA 1.518 11/25/30 9,227,560
15,500,000 (c) FNMA 1.287 01/25/31 12,523,600
200,979 FNMA 3.500 05/01/32 193,747
108,053 FNMA 5.500 11/01/38 108,450
3,065,549 FNMA 3.000 05/01/40 2,738,820
870,131 FNMA 3.500 05/01/40 806,499
206,498 FNMA 5.000 09/01/40 204,193
1,190,333 FNMA 4.000 09/01/42 1,115,982
537,151 (c) FNMA SOFR30A + 5.836% 0.500 09/25/43 57,051
35,568,322 FNMA 4.000 05/01/44 33,521,384
41,317 FNMA 4.500 06/01/44 39,732
218,565 FNMA 4.500 06/01/44 210,178

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 92,622 FNMA 4.500% 08/01/44 $ 89,068
180,928 FNMA 4.500 11/01/44 173,984
10,201 FNMA 5.000 11/01/44 10,087
534,256 FNMA 4.000 01/01/45 500,883
173,670 FNMA 4.500 03/01/45 167,007
1,800,610 FNMA 3.000 07/25/45 1,567,274
542,212 FNMA 3.500 01/01/46 491,421
591,796 FNMA 4.000 04/01/46 554,809
770,826 FNMA 3.500 06/01/46 697,818
1,106,250 FNMA 3.500 07/01/46 1,001,589
1,458,976 FNMA 3.500 07/01/46 1,327,821
1,589,971 FNMA 3.500 08/01/46 1,439,380
2,168,801 FNMA 3.000 10/01/46 1,852,482
112,383 FNMA 4.500 05/01/47 109,167
382,838 FNMA 4.000 10/01/47 356,966
3,582,078 FNMA 3.500 11/01/47 3,250,026
213,899 FNMA 4.500 11/01/47 205,829
139,272 FNMA 3.500 01/01/48 126,057
2,778,472 FNMA 3.500 01/01/48 2,500,395
785,588 FNMA 4.500 01/01/48 754,977
194,217 FNMA 4.500 02/01/48 186,689
3,147,251 FNMA 3.500 02/25/48 2,700,479
515,768 FNMA 4.500 05/01/48 495,457
370,925 FNMA 4.500 05/01/48 356,241
2,338,165 FNMA 4.000 07/25/48 2,137,498
9,195,367 FNMA 4.500 10/01/48 9,033,921
13,336,181 FNMA 3.000 07/01/50 11,561,886
4,136,661 FNMA 2.000 08/25/50 532,186
4,813,077 FNMA 2.000 10/25/50 3,149,708
11,389,214 FNMA 2.500 11/25/50 1,592,777
3,986,631 FNMA 3.000 12/25/50 685,287
3,901,537 FNMA 3.000 02/25/51 654,981
1,988,164 FNMA 3.000 09/01/51 1,721,411
4,999,322 FNMA 2.500 11/01/51 4,096,280
4,397,304 FNMA 2.500 11/25/51 540,452
5,133,097 FNMA 2.500 12/01/51 4,227,221
11,092,295 FNMA 2.500 02/01/52 9,163,583
7,039,416 FNMA 3.500 02/01/52 6,292,257
1,664,293 FNMA 2.500 04/01/52 1,376,914
1,392,922 FNMA 3.000 04/01/52 1,186,476
11,444,080 FNMA 3.500 05/01/52 10,205,438
8,176,101 FNMA 3.500 05/01/52 7,241,772
20,159,313 FNMA 4.000 05/01/52 18,479,104
1,877,636 FNMA 4.000 05/25/52 1,457,554
1,826,549 FNMA 3.000 06/01/52 1,555,706
12,368,381 FNMA 3.500 06/01/52 11,002,372
28,735,994 FNMA 3.500 06/01/52 25,452,481
9,863,023 FNMA 4.000 06/01/52 9,032,162
3,983,958 FNMA 4.500 06/01/52 3,761,321
17,857,594 FNMA 4.000 07/01/52 16,342,448
30,876,068 FNMA 4.000 07/01/52 28,270,345
3,646,383 FNMA 4.500 07/01/52 3,442,607
34,073,948 FNMA 4.500 07/01/52 32,127,525
5,486,125 FNMA 4.500 07/25/52 5,166,666
17,115,939 FNMA 5.000 08/01/52 16,582,886
2,354,186 FNMA 4.500 08/25/52 1,942,650
47,758,130 FNMA 4.000 09/01/52 43,751,257
158,947,952 FNMA 4.500 09/01/52 149,970,464
9,036,917 FNMA 5.000 09/01/52 8,752,447
1,796,850 FNMA 4.000 09/25/52 1,470,511
2,045,399 FNMA 4.000 09/25/52 1,757,735

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 53,677,450 FNMA 4.000% 10/01/52 $ 49,123,044
8,937,555 FNMA 4.500 10/01/52 8,438,063
42,116,554 FNMA 5.000 10/01/52 40,776,692
1,730,839 FNMA 4.500 10/25/52 1,548,477
1,974,238 FNMA 4.500 10/25/52 1,830,360
40,367,679 FNMA 4.500 11/01/52 38,075,765
3,314,704 FNMA 5.500 11/25/52 3,181,227
6,080,297 FNMA 5.500 12/01/52 5,999,803
123,773 FNMA 5.000 01/01/53 119,794
30,845,248 FNMA 5.000 02/01/53 29,840,909
28,088,147 FNMA 6.000 02/01/53 28,195,569
22,655,320 FNMA 6.000 03/01/53 22,750,319
11,479,369 FNMA 5.000 04/01/53 11,103,815
7,646,107 FNMA 5.000 06/01/53 7,455,132
49,438,733 FNMA 5.500 06/01/53 48,781,133
15,421,669 FNMA 5.000 08/01/53 14,910,377
62,976,426 FNMA 5.500 10/01/53 62,120,011
1,477,207 FNMA 6.000 01/01/54 1,481,596
513,502 Government National Mortgage Association (GNMA) 2.690 06/15/33 467,342
9,219,991 GNMA 5.000 01/20/40 2,005,254
4,194,242 GNMA 4.500 03/20/40 757,064
6,764,310 GNMA 5.000 03/20/40 1,373,069
25,900 GNMA 5.000 06/20/42 25,891
7,119,772 GNMA 2.500 12/20/43 6,190,486
10,912,941 GNMA 2.750 01/15/45 9,511,657
2,440,833 GNMA 3.000 03/20/45 2,125,157
417,698 GNMA 4.000 06/20/46 50,545
2,484,094 GNMA 5.000 09/20/46 473,144
2,219,833 GNMA 3.500 12/20/46 2,020,506
1,519,514 GNMA 3.500 01/20/47 1,381,778
2,773,999 (c) GNMA TSFR1M + 5.986% 0.647 03/20/50 344,028
1,341,295 GNMA 3.500 10/20/50 1,211,014
22,777,794 GNMA 3.000 06/20/51 19,874,513
4,325,804 GNMA 3.000 07/20/51 3,762,720
9,048,901 GNMA 3.000 11/20/51 6,306,518
31,984,753 GNMA 3.000 12/20/51 27,887,598
9,871,691 GNMA 3.000 12/20/51 6,692,709
18,374,339 GNMA 3.000 01/20/52 16,007,844
7,880,269 GNMA 3.000 01/20/52 5,453,705
4,181,036 GNMA 2.500 02/20/52 3,410,196
8,202,265 GNMA 3.000 02/20/52 5,451,092
5,657,029 GNMA 4.000 04/20/52 4,684,359
7,372,061 GNMA 5.000 04/20/52 1,409,697
6,457,671 GNMA 3.000 05/20/52 5,625,962
32,142,184 GNMA 3.500 07/20/52 28,858,440
2,418,180 GNMA 4.000 07/20/52 1,913,971
6,964,104 GNMA 4.000 08/20/52 6,435,393
40,126,150 GNMA 4.000 09/20/52 37,079,770
3,512,522 GNMA 4.500 09/20/52 3,167,146
2,932,228 GNMA 4.500 09/20/52 2,669,296
2,498,899 GNMA 4.500 09/20/52 2,146,536
4,310,932 GNMA 4.500 09/20/52 3,879,870
13,838,402 GNMA 5.000 11/20/52 13,495,008
23,445,697 GNMA 3.500 12/20/52 21,050,506
15,708,103 GNMA 4.500 12/20/52 14,949,799
7,670,286 GNMA 4.500 02/20/53 7,298,641
2,935,649 GNMA 4.500 02/20/53 2,551,847
2,907,940 GNMA 5.000 02/20/53 2,833,794
2,673,634 GNMA 5.500 02/20/53 2,579,603
6,325,772 (c) GNMA SOFR30A + 6.950% 1.617 05/20/53 667,814
4,869,129 (c) GNMA SOFR30A + 23.205% 2.406 08/20/53 4,750,510

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,991,210 GNMA 3.000% 08/20/53 $ 3,477,292
3,271,616 (c) GNMA SOFR30A + 25.350% 4.551 08/20/53 3,398,832
5,324,739 GNMA 5.000 12/20/53 4,957,822
4,923,075 GNMA 2.500 04/20/54 3,396,282
1,778,139 (c),(d) GS Mortgage-Backed Securities Corp Trust 2.500 08/25/51 1,397,567
46,704,005 (c),(d) GS Mortgage-Backed Securities Trust 0.148 08/25/51 366,874
6,806,295 (c),(d) GS Mortgage-Backed Securities Trust 2.500 11/25/51 5,364,505
3,911,626 (c),(d) GS Mortgage-Backed Securities Trust 2.500 03/25/52 3,069,547
3,223,642 (c),(d) GS Mortgage-Backed Securities Trust 2.500 05/01/52 2,760,246
1,620,498 (c),(d) GS Mortgage-Backed Securities Trust 2.830 05/28/52 1,283,589
16,576,100 (c),(d) GS Mortgage-Backed Securities Trust 3.000 01/25/53 13,714,215
8,488 (c) Impac CMB Trust TSFR1M + 0.774% 6.120 03/25/35 7,574
5,286,778 (c),(d) J.P. Morgan Mortgage Trust 3.000 07/25/52 4,387,204
54,018 (c),(d) JP Morgan Mortgage Trust 3.500 05/25/47 47,143
323,324 (c),(d) JP Morgan Mortgage Trust 3.500 10/25/48 277,663
39,282 (c),(d) JP Morgan Mortgage Trust 4.000 01/25/49 35,535
13,075,828 (c),(d) JP Morgan Mortgage Trust 0.122 06/25/51 84,913
22,992,331 (c),(d) JP Morgan Mortgage Trust 0.110 11/25/51 134,036
1,909,466 (c),(d) JP Morgan Mortgage Trust 2.500 11/25/51 1,500,786
22,723,834 (c),(d) JP Morgan Mortgage Trust 0.119 12/25/51 143,194
2,393,007 (c),(d) JP Morgan Mortgage Trust 2.500 12/25/51 1,880,835
3,424,593 (c),(d) JP Morgan Mortgage Trust 2.500 01/25/52 2,691,633
2,419,462 (c),(d) JP Morgan Mortgage Trust 3.344 04/25/52 1,872,681
5,585,152 (c),(d) JP Morgan Mortgage Trust 2.500 06/25/52 4,382,802
9,916,036 (d) JP Morgan Mortgage Trust 0.224 07/25/52 112,988
5,346,564 (c),(d) JP Morgan Mortgage Trust 2.500 07/25/52 4,195,577
2,568,804 (c),(d) JP Morgan Mortgage Trust 3.250 07/25/52 2,162,152
8,282,446 (c),(d) JP Morgan Mortgage Trust 3.000 08/25/52 6,780,119
4,301,433 (c),(d) JP Morgan Mortgage Trust 3.000 10/25/52 3,521,210
3,961,486 (c),(d) JP Morgan Mortgage Trust 3.000 11/25/52 3,247,869
2,077,365 (c),(d) JP Morgan Mortgage Trust 5.000 06/25/53 1,973,780
2,148,083 (c),(d) JP Morgan Mortgage Trust 5.500 06/25/53 2,082,533
3,210,727 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 2,523,541
3,153,603 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,722,825
2,096,123 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 1,647,493
345,617 (c),(d) New Residential Mortgage Loan Trust 2.797 09/25/59 321,012
1,386,959 (c),(d) RCKT Mortgage Trust 3.007 09/25/51 1,063,407
5,901,150 (c),(d) RCKT Mortgage Trust 2.500 02/25/52 4,630,774
2,803,970 (c),(d) RCKT Mortgage Trust 3.000 05/25/52 2,295,367
31,217 (c),(d) Sequoia Mortgage Trust 4.000 06/25/49 28,340
152,372 (c),(d) Sequoia Mortgage Trust 3.500 12/25/49 132,138
2,533,365 (c),(d) Sequoia Mortgage Trust 2.500 06/25/51 2,010,122
333,264 (c),(d) Shellpoint Co-Originator Trust 3.500 10/25/47 295,222
6,774,736 (c),(d) Structured Agency Credit Risk Debt Note (STACR) SOFR30A + 2.050% 7.395 12/25/33 6,919,673
4,158,000 (c),(d) STACR SOFR30A + 2.400% 7.735 02/25/42 4,266,284
2,530,000 (c),(d) STACR SOFR30A + 4.750% 10.085 02/25/42 2,702,516
7,090,000 (c),(d) STACR SOFR30A + 2.900% 8.235 04/25/42 7,377,264
1,830,000 (c),(d) STACR SOFR30A + 5.650% 8.647 04/25/42 1,993,406
15,290,000 (c),(d) STACR SOFR30A + 3.350% 8.685 05/25/42 16,072,298
12,600,000 (c),(d) STACR SOFR30A + 4.500% 9.835 06/25/42 13,683,857
6,400,000 (c),(d) STACR SOFR30A + 4.000% 9.335 07/25/42 6,843,470
6,385,000 (c),(d) STACR SOFR30A + 3.700% 9.035 09/25/42 6,806,132
280,000 (c),(d) STACR SOFR30A + 3.100% 8.444 03/25/43 295,792
350,000 (c),(d) STACR SOFR30A + 3.250% 8.585 04/25/43 371,228
4,150,000 (c),(d) STACR SOFR30A + 3.500% 8.835 05/25/43 4,406,909
66,739 (c),(d) STACR 3.791 02/25/48 62,850
2,665,000 (c),(d) STACR SOFR30A + 4.800% 10.135 10/25/50 3,052,575
925,000 (c),(d) Verus Securitization Trust 3.207 11/25/59 856,424
351,514 (d) Verus Securitization Trust (Step Bond) 1.733 05/25/65 330,646
TOTAL MORTGAGE BACKED 1,634,005,077

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS - 3.3%
$ 2,000,000 Brunswick & Glynn County Development Authority 3.060% 04/01/25 $ 1,968,684
950,000 California Health Facilities Financing Authority 4.353 06/01/41 850,069
6,400,000 (d) California Municipal Finance Authority 6.375 11/15/48 6,178,560
1,000,000 Chicago Park District 4.095 01/01/26 979,972
625,000 Chula Vista Municipal Financing Authority 3.775 12/01/33 572,276
740,000 Chula Vista Municipal Financing Authority 4.075 12/01/41 633,654
935,000 City & County of San Francisco CA 3.700 04/01/34 821,634
440,000 City & County of San Francisco CA 3.750 04/01/35 382,015
5,835,000 City & County of San Francisco CA 3.900 04/01/42 4,766,069
5,405,000 City & County of San Francisco CA Community Facilities
District
3.750 09/01/37 4,657,556
4,610,000 City & County of San Francisco CA Community Facilities
District
4.221 09/01/39 4,057,972
5,000,000 City & County of San Francisco CA Community Facilities
District
4.000 09/01/48 3,972,263
7,805,000 City & County of San Francisco CA Community Facilities
District
3.482 09/01/50 5,537,195
1,225,000 City & County of San Francisco CA Community Facilities
District No 2014
6.332 09/01/51 1,271,192
1,925,000 City of Berkeley CA 3.250 09/01/35 1,685,804
650,000 City of Detroit MI 2.511 04/01/25 633,653
745,000 City of Detroit MI 2.711 04/01/26 707,254
525,000 City of Detroit MI 3.644 04/01/34 448,616
4,000,000 City of Los Angeles CA 3.500 09/01/37 3,416,076
9,060,000 City of Los Angeles CA 3.880 09/01/38 8,119,006
7,000,000 City of Los Angeles CA 5.000 09/01/42 6,857,536
870,000 (d) City of Miami FL 4.808 01/01/39 823,255
2,950,000 City of New York NY 5.828 10/01/53 3,223,892
2,685,000 City of Oakland CA 1.830 01/15/27 2,498,612
3,025,000 City of Port Lions AK 7.500 10/01/52 3,151,474
1,385,000 City of San Juan Capistrano CA 4.190 08/01/40 1,250,612
5,255,000 City of Seattle WA Local Improvement District No 6751 2.999 11/01/43 4,365,582
5,240,000 City of Seattle WA Local Improvement District No 6751 3.079 11/01/43 4,308,953
1,250,000 Connecticut Green Bank 2.900 11/15/35 1,047,328
3,500,000 (d) County of Gallatin MT 11.500 09/01/27 3,598,997
3,500,000 District of Columbia 3.432 04/01/42 2,825,181
5,480,000 Fairfax County Economic Development Authority 5.589 10/01/24 5,482,781
3,125,000 Florida Development Finance Corp 7.500 07/01/57 3,180,742
2,170,000 (d) Florida Development Finance Corp 8.250 07/01/57 2,250,141
14,197,766 Freddie Mac Multifamily Variable Rate Certificate 4.050 08/25/38 12,922,455
450,000 Klickitat County Public Utilities 3.688 12/01/38 382,293
1,000,000 Lavaca-Navidad River Authority 4.430 08/01/35 968,492
1,300,000 Maine State Housing Authority 2.481 11/15/31 1,095,772
2,490,000 Maryland Community Development Administration
Housing Revenue
3.797 03/01/39 2,122,762
4,000,000 Maryland Economic Development Corp 5.942 05/31/57 4,030,822
3,000,000 Massachusetts Clean Energy Cooperative Corp 2.020 07/01/28 2,713,633
525,000 Metropolitan Transportation Authority 5.175 11/15/49 474,276
16,465,000 Metropolitan Water Reclamation District of Greater
Chicago
5.720 12/01/38 16,913,569
170,000 Mount Shasta Public Financing Authority 4.000 08/01/29 178,316
190,000 Mount Shasta Public Financing Authority 3.000 08/01/32 181,157
5,750,000 (d) New Hampshire Business Finance Authority 5.540 02/01/29 5,750,000
8,300,000 (d) New Hampshire Business Finance Authority 5.410 07/01/33 8,300,000
700,000 New Jersey Economic Development Authority 5.198 03/01/31 703,797
2,500,000 New York City Housing Development Corp 3.720 11/01/39 2,079,186
1,335,000 New York State Energy Research & Development
Authority
2.465 10/01/26 1,250,672
1,180,000 New York State Energy Research & Development
Authority
2.665 10/01/27 1,087,194
1,015,000 New York State Energy Research & Development
Authority
2.879 10/01/28 922,783
7,500,000 New York Transportation Development Corp 5.000 01/01/26 7,625,052

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 6,920,000 (a),(b),(d) Pennsylvania Economic Development Financing
Authority
10.000% 12/01/29 $ 692
275,000 Pharr Economic Development Corp 3.216 08/15/27 262,064
1,110,000 Pharr Economic Development Corp 3.401 08/15/29 1,042,829
405,000 (a),(b) Public Finance Authority 15.000 03/31/24 40
1,735,000 (d) Public Finance Authority 7.500 06/01/29 1,700,138
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3.300 10/01/39 792,094
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3.400 10/01/44 1,088,101
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3.500 10/01/51 4,923,294
995,000 Sales Tax Securitization Corp 5.293 01/01/41 983,590
1,000,000 San Francisco City & County Redevelopment Agency 3.533 08/01/25 978,619
1,000,000 San Francisco City & County Redevelopment Agency 4.375 08/01/44 841,786
3,000,000 Semitropic Improvement District 2.499 12/01/25 2,887,093
1,775,000 South Dakota Housing Development Authority 5.460 05/01/53 1,771,892
1,000,000 South Davis Sewer District 4.125 12/01/32 938,894
1,100,000 South Davis Sewer District 4.500 12/01/37 988,701
1,815,643 State of Hawaii Department of Business Economic
Development & Tourism
3.242 01/01/31 1,750,879
2,400,000 (d) Syracuse Industrial Development Agency 5.000 01/01/36 1,820,277
7,500,000 Texas Water Development Board 4.190 10/15/43 6,799,432
3,000,000 Texas Water Development Board 4.648 04/15/50 2,816,159
6,500,000 Tuolumne Wind Project Authority 6.918 01/01/34 7,046,727
2,000,000 University of New Mexico 3.532 06/20/32 1,898,284
1,000,000 (d) Warm Springs Reservation Confederated Tribe 3.300 11/01/27 960,867
1,250,000 (d) Warm Springs Reservation Confederated Tribe 3.550 11/01/32 1,147,547
530,000 Washington County Clean Water Services 5.078 10/01/24 529,451
360,000 Washington County Clean Water Services 5.701 10/01/30 368,229
TOTAL MUNICIPAL BONDS 210,564,516
U.S. TREASURY SECURITIES - 16.3%
2,500,000 United States Treasury Bond 3.125 05/15/48 1,944,141
2,500,000 United States Treasury Bond 3.000 02/15/49 1,893,652
29,284,000 United States Treasury Note 5.000 09/30/25 29,271,417
97,971,000 United States Treasury Note 4.875 05/31/26 98,170,004
5,000,000 United States Treasury Note 4.625 06/30/26 4,991,016
16,055,000 United States Treasury Note 4.625 06/15/27 16,101,409
9,000,000 United States Treasury Note 1.375 10/31/28 7,936,172
121,735,000 United States Treasury Note 4.500 05/31/29 122,562,418
7,500,000 United States Treasury Note 4.250 06/30/29 7,468,945
40,643,000 United States Treasury Note 4.625 05/31/31 41,303,449
7,500,000 United States Treasury Note 4.250 06/30/31 7,457,813
239,399,000 United States Treasury Note 4.375 05/15/34 239,473,812
14,543,000 United States Treasury Note 1.875 02/15/41 9,951,161
9,700,000 United States Treasury Note 2.250 05/15/41 7,018,102
114,908,400 United States Treasury Note 2.375 02/15/42 83,649,724
9,000,000 United States Treasury Note 4.000 11/15/42 8,294,062
148,450,000 (e) United States Treasury Note 4.625 05/15/44 148,171,656
31,783,000 United States Treasury Note 2.250 02/15/52 20,246,764
182,168,000 United States Treasury Note 4.250 02/15/54 173,458,093
TOTAL U.S. TREASURY SECURITIES 1,029,363,810
TOTAL GOVERNMENT BONDS 3,659,242,886
(Cost $3,816,162,854)
STRUCTURED ASSETS - 13.2%
ASSET BACKED - 4.4%
2,155,200 (d) Air Canada Pass Through Trust 3.550 01/15/30 1,928,688
Series - 2017 1 (Class A)
450,000 (d) AMSR Trust 3.148 01/19/39 424,769
Series - 2019 SFR1 (Class C)
1,250,000 (c),(d) BFLD Trust TSFR1M + 2.214% 7.543 10/15/35 293,294
Series - 2020 EYP (Class C)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 58,852 (c) C-BASS Trust TSFR1M + 0.274% 3.530% 07/25/36 $ 56,508
Series - 2006 CB6 (Class A1)
1,447,025 (c),(d) CBRE Realty Finance LIBOR 3 M + 0.300% 5.891 04/07/52 3,618
Series - 2007 1A (Class A2)
2,783,845 Delta Air Lines Pass Through Trust 3.625 07/30/27 2,656,110
Series - 2015 1 (Class AA)
5,858,347 Delta Air Lines Pass Through Trust 2.000 06/10/28 5,325,861
Series - 2020 1 (Class AA)
13,691,458 Delta Air Lines Pass Through Trust 2.500 06/10/28 12,434,232
Series - 2020 1 (Class A)
834,750 (d) Domino's Pizza Master Issuer LLC 4.474 10/25/45 818,439
Series - 2015 1A (Class A2II)
758,000 (d) Domino's Pizza Master Issuer LLC 4.116 07/25/48 739,790
Series - 2018 1A (Class A2I)
100,385 (c),(d) Ellington Loan Acquisition Trust TSFR1M + 1.214% 6.560 05/25/37 99,535
Series - 2007 2 (Class A2C)
5,750,000 (d) Frontier Issuer LLC 8.300 08/20/53 5,899,529
Series - 2023 1 (Class B)
1,500,000 (d),(g) Frontier Issuer LLC 11.160 06/20/54 1,501,986
Series - 2024 1 (Class C)
3,010,709 (d) GoodLeap Sustainable Home Solutions Trust 2.100 05/20/48 2,358,956
Series - 2021 3CS (Class A)
3,227,523 (d) GoodLeap Sustainable Home Solutions Trust 1.930 07/20/48 2,509,600
Series - 2021 4GS (Class A)
11,763,834 (d) GoodLeap Sustainable Home Solutions Trust 2.310 10/20/48 9,376,042
Series - 2021 5CS (Class A)
4,644,374 (d) GoodLeap Sustainable Home Solutions Trust 2.560 10/20/48 3,547,702
Series - 2021 5CS (Class B)
4,097,522 (d) GoodLeap Sustainable Home Solutions Trust 2.700 01/20/49 3,373,820
Series - 2022 1GS (Class A)
3,101,892 (d) GoodLeap Sustainable Home Solutions Trust 2.940 01/20/49 2,384,977
Series - 2022 1GS (Class B)
13,500,297 (d) GoodLeap Sustainable Home Solutions Trust 4.950 07/20/49 12,552,211
Series - 2022 3CS (Class A)
3,250,000 (d) Grace Trust 2.347 12/10/40 2,658,239
Series - 2020 GRCE (Class A)
7,789,000 (d) GSCG Trust 2.936 09/06/34 5,888,240
Series - 2019 600C (Class A)
4,087,183 (d) Helios Issuer LLC 5.750 12/20/50 4,113,617
Series - 2023 GRID1 (Class 1A)
2,357,652 (d) Helios Issuer, LLC 5.600 08/22/50 2,268,932
Series - 2023 B (Class B)
507,801 (d) HERO Funding Trust 3.840 09/21/40 468,941
Series - 2015 1A (Class A)
119,235 (d) HERO Funding Trust 3.990 09/21/40 111,176
Series - 2014 2A (Class A)
609,670 (d) HERO Funding Trust 3.750 09/20/41 558,007
Series - 2016 2A (Class A)
480,262 (d) HERO Funding Trust 4.050 09/20/41 446,690
Series - 2016 1A (Class A)
1,234,897 (d) HERO Funding Trust 3.080 09/20/42 1,105,041
Series - 2016 3A (Class A1)
1,114,136 (d) HERO Funding Trust 3.910 09/20/42 1,021,426
Series - 2016 3A (Class A2)
1,124,606 (d) HERO Funding Trust 3.570 09/20/47 1,017,599
Series - 2016 4A (Class A1)
1,159,635 (d) HERO Funding Trust 3.710 09/20/47 1,028,080
Series - 2017 1A (Class A1)
166,608 (d) HERO Funding Trust 4.290 09/20/47 153,854
Series - 2016 4A (Class A2)

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,913,652 (d) HERO Funding Trust 3.190% 09/20/48 $ 1,648,669
Series - 2017 3A (Class A1)
1,790,723 (d) HERO Funding Trust 3.950 09/20/48 1,583,060
Series - 2017 3A (Class A2)
735,403 (d) HERO Funding Trust 4.070 09/20/48 657,723
Series - 2017 2A (Class A2)
2,592,654 (d) HERO Funding Trust 4.670 09/20/48 2,408,657
Series - 2018 1A (Class A2)
1,966,564 (d) HERO Funding Trust 2.720 09/20/57 1,598,040
Series - 2020 1A (Class A)
7,375,000 (d) Hertz Vehicle Financing III LLC 5.570 09/25/29 7,351,261
Series - 2023 2A (Class A)
17,277 (c) Home Equity Asset Trust TSFR1M + 1.614% 3.986 06/25/33 16,602
Series - 2003 1 (Class M1)
499,977 (c),(d) Invitation Homes Trust TSFR1M + 1.364% 6.693 01/17/38 500,696
Series - 2018 SFR4 (Class B)
3,314,186 (d) Loanpal Solar Loan Ltd 2.750 07/20/47 2,687,925
Series - 2020 2GF (Class A)
1,696,630 (d) Loanpal Solar Loan Ltd 2.290 01/20/48 1,362,034
Series - 2021 1GS (Class A)
2,298,882 (d) Loanpal Solar Loan Ltd 2.840 01/20/48 1,671,566
Series - 2021 1GS (Class B)
5,136,825 (d) Loanpal Solar Loan Ltd 2.220 03/20/48 4,027,102
Series - 2021 2GS (Class A)
2,750,000 (a),(d) Mosaic Solar Loan Trust 0.000 04/20/46 1,470,700
Series - 2020 1A (Class R)
1,244,411 (d) Mosaic Solar Loan Trust 2.100 04/20/46 1,073,903
Series - 2020 1A (Class A)
1,581,014 (d) Mosaic Solar Loan Trust 3.100 04/20/46 1,349,007
Series - 2020 1A (Class B)
1,305,000 (d) Mosaic Solar Loan Trust 10.000 09/20/49 1,110,719
Series - 2024 1A (Class D)
4,671,820 (d) Mosaic Solar Loan Trust 1.920 06/20/52 3,477,622
Series - 2021 3A (Class B)
3,765,797 (d) Mosaic Solar Loan Trust 6.100 06/20/53 3,797,201
Series - 2022 3A (Class A)
1,611,399 (d) Mosaic Solar Loans LLC 3.820 06/22/43 1,501,650
Series - 2017 2A (Class A)
2,981,113 (d) Mosaic Solar Loans LLC 1.640 04/22/47 2,464,798
Series - 2021 2A (Class A)
290,000 (c),(d) MSCG Trust 3.577 06/07/35 253,421
Series - 2015 ALDR (Class D)
700,000 (d) Progress Residential Trust 2.711 11/17/40 619,588
Series - 2021 SFR9 (Class D)
3,610,194 PSNH Funding LLC 3.506 08/01/28 3,532,503
Series - 2018 1 (Class A2)
639,358 (d) Renew 3.670 09/20/52 584,258
Series - 2017 1A (Class A)
1,680,405 (d) Renew 3.950 09/20/53 1,540,371
Series - 2018 1 (Class A)
3,479,694 (d) Renew 2.060 11/20/56 2,754,299
Series - 2021 1 (Class A)
8,393,559 SCE Recovery Funding LLC 0.861 11/15/31 7,171,393
Series - 2021 A-1 (Class A)
33,517 (d) SolarCity LMC 4.800 11/20/38 32,818
Series - 2013 1 (Class A)
138,610 (c) Structured Asset Investment Loan Trust TSFR1M + 1.014% 6.360 09/25/34 131,656
Series - 2004 8 (Class M1)
6,204,338 (d) Sunnova Helios VII Issuer LLC 2.030 10/20/48 5,197,626
Series - 2021 C (Class A)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 3,512,329 (d) Sunnova Helios VIII Issuer LLC 2.790% 02/22/49 $ 3,012,740
Series - 2022 A (Class A)
2,474,272 (d) Sunnova Helios XI Issuer LLC 5.300 05/20/50 2,421,521
Series - 2023 A (Class A)
4,982,522 (d) Sunrun Athena Issuer LLC 5.310 04/30/49 4,675,113
Series - 2018 1 (Class A)
6,249,018 (d) Sunrun Atlas Issuer LLC 3.610 02/01/55 5,699,090
Series - 2019 2 (Class A)
12,135,755 (d) Sunrun Callisto Issuer LLC 3.980 06/30/54 11,236,025
Series - 2019 1A (Class A)
5,290,699 (d) Sunrun Callisto Issuer LLC 2.270 01/30/57 4,324,897
Series - 2021 2A (Class A)
5,025,752 (d) Sunrun Julius Issuer LLC 6.600 01/30/59 4,983,165
Series - 2023 2A (Class A1)
6,664,082 (d) Sunrun Jupiter Issuer LLC 4.750 07/30/57 6,127,065
Series - 2022 1A (Class A)
8,606,466 (d) Sunrun Vulcan Issuer LLC 2.460 01/30/52 7,051,498
Series - 2021 1A (Class A)
9,401,739 (d) Tesla Auto Lease Trust 5.860 08/20/25 9,407,362
Series - 2023 A (Class A2)
7,000,000 (d) Tesla Auto Lease Trust 1.320 09/22/25 6,969,330
Series - 2021 B (Class D)
4,625,000 (d) Tesla Auto Lease Trust 5.890 06/22/26 4,634,890
Series - 2023 A (Class A3)
9,422,000 (d) Tesla Auto Lease Trust 6.130 09/21/26 9,473,655
Series - 2023 B (Class A3)
2,385,000 (d) Tesla Auto Lease Trust 6.220 03/22/27 2,406,284
Series - 2023 B (Class A4)
5,390,000 (d) Tesla Auto Lease Trust 5.300 06/21/27 5,375,909
Series - 2024 A (Class A3)
8,250,000 (d) Tesla Electric Vehicle Trust 5.540 12/21/26 8,243,489
Series - 2023 1 (Class A2A)
4,650,000 (d) Tesla Electric Vehicle Trust 5.380 06/20/28 4,655,139
Series - 2023 1 (Class A3)
1,546,399 Toyota Auto Receivables Owner Trust 0.260 11/17/25 1,530,790
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0.530 10/15/26 9,536,458
Series - 2021 B (Class A4)
325,000 (d) Tricon American Homes Trust 2.049 07/17/38 302,706
Series - 2020 SFR1 (Class B)
4,969,683 (d) Vivint Colar Financing V LLC 4.730 04/30/48 4,565,940
Series - 2018 1A (Class A)
6,527,089 (d) Vivint Colar Financing V LLC 7.370 04/30/48 6,068,845
Series - 2018 1A (Class B)
4,210,764 (d) Vivint Solar Financing VII LLC 2.210 07/31/51 3,605,555
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 279,009,843
OTHER MORTGAGE BACKED - 8.8%
10,578 (c),(d) Agate Bay Mortgage Trust 3.500 09/25/45 9,398
Series - 2015 6 (Class A9)
4,075,000 (c),(d) Alen Mortgage Trust TSFR1M + 2.364% 7.693 04/15/34 3,142,940
Series - 2021 ACEN (Class C)
900,000 (c),(d) BAMLL Commercial Mortgage Securities Trust 3.716 04/14/33 857,543
Series - 2015 200P (Class D)
287,981 Banc of America Commercial Mortgage Trust 3.019 07/15/49 281,038
Series - 2016 UB10 (Class ASB)
4,000,000 (d) BANK 2.500 10/17/52 2,560,887
Series - 2019 BN21 (Class D)
6,500,000 (c) BANK 3.517 10/17/52 4,892,321
Series - 2019 BN21 (Class C)

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 (c) BANK 3.016% 12/15/53 $ 1,545,132
Series - 2020 BN30 (Class MCDE)
8,000,000 (c) BANK 3.576 11/15/62 6,649,736
Series - 2019 BN22 (Class C)
1,250,000 (d) BBCMS Mortgage Trust 4.798 08/10/35 1,085,774
Series - 2015 SRCH (Class C)
2,800,000 (d) BBCMS Trust 4.197 08/10/35 2,594,450
Series - 2015 SRCH (Class A2)
1,316,000 (c),(d) BBCMS Trust 5.122 08/10/35 1,111,523
Series - 2015 SRCH (Class D)
3,000,000 (c),(d) BBCMS Trust 3.811 02/15/53 2,306,969
Series - 2020 C6 (Class F5TA)
5,500,000 (c),(d) Benchmark Mortgage Trust 4.029 03/15/62 3,967,729
Series - 2019 B10 (Class 3CCA)
5,200,000 (d) BMO 360A 3.776 02/17/55 4,306,249
Series - 2022 C1 (Class 360A)
3,500,000 (c),(d) BMO 360C 4.070 02/17/55 2,536,579
Series - 2022 C1 (Class 360C)
7,003,886 (c),(d) BX Commercial Mortgage Trust TSFR1M + 1.312% 6.641 10/15/38 6,871,871
Series - 2021 XL2 (Class C)
12,000,000 (c),(d) BX Commercial Mortgage Trust TSFR1M + 1.840% 7.169 01/17/39 11,829,353
Series - 2022 AHP (Class B)
4,250,000 (c),(d) BX TRUST TSFR1M + 1.490% 6.819 01/17/39 4,170,631
Series - 2022 AHP (Class AS)
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust 5.636 06/25/34 2,561,727
Series - 2017 Q005 (Class B)
2,000,000 (c) CD Mortgage Trust 3.879 11/10/49 1,668,391
Series - 2016 CD2 (Class B)
1,000,000 (c),(d) Century Plaza Towers 3.097 11/13/39 836,700
Series - 2019 CPT (Class B)
5,000,000 (c) Citigroup Commercial Mortgage Trust 3.758 04/10/48 4,856,258
Series - 2015 GC29 (Class B)
4,000,000 Citigroup Commercial Mortgage Trust 3.300 11/10/52 3,382,671
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3.018 08/10/56 4,315,064
Series - 2019 GC41 (Class AS)
3,315,000 (d) COMM Mortgage Trust 4.353 08/10/30 3,121,883
Series - 2013 300P (Class A1)
4,375,000 (d) COMM Mortgage Trust 3.376 01/10/39 3,878,619
Series - 2022 HC (Class C)
315,446 COMM Mortgage Trust 4.701 03/10/47 303,623
Series - 2014 UBS2 (Class B)
2,000,000 (c) COMM Mortgage Trust 4.703 08/10/47 1,957,425
Series - 2014 CR19 (Class B)
42,039 COMM Mortgage Trust 3.040 02/10/48 41,854
Series - 2015 LC19 (Class ASB)
3,500,000 (c),(d) COMM Mortgage Trust 4.200 03/10/48 2,538,347
Series - 2015 CR22 (Class D)
2,000,000 (c) COMM Mortgage Trust 4.413 05/10/48 1,822,743
Series - 2015 CR23 (Class D)
360,000 (c) COMM Mortgage Trust 3.463 08/10/48 317,643
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3.263 08/15/57 878,202
Series - 2019 GC44 (Class AM)
4,000,000 (c),(d) Commercial Mortgage Pass Through Certificates 4.084 01/10/39 3,516,781
Series - 2022 HC (Class D)
21,084,884 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 3.500% 8.835 03/25/42 22,220,221
Series - 2022 R03 (Class 1M2)
4,435,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 3.000% 8.335 04/25/42 4,595,912
Series - 2022 R05 (Class 2M2)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 13,780,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 3.850% 9.185% 05/25/42 $ 14,627,165
Series - 2022 R06 (Class 1M2)
4,170,000 (c),(d) Connecticut Avenue Securities Trust TSFR1M + 3.600% 8.935 07/25/42 4,423,159
Series - 2022 R08 (Class 1M2)
7,535,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 4.750% 10.085 09/25/42 8,230,875
Series - 2022 R09 (Class 2M2)
430,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 6.750% 12.085 09/25/42 480,892
Series - 2022 R09 (Class 2B1)
20,340,000 (c),(d) Connecticut Avenue Securities Trust SOFR30A + 3.750% 9.085 12/25/42 21,823,632
Series - 2023 R01 (Class 1M2)
14,427,500 (d) CPT Mortgage Trust 2.865 11/13/39 12,384,514
Series - 2019 CPT (Class A)
2,500,000 (c),(d) CPT Mortgage Trust 3.097 11/13/39 1,978,725
Series - 2019 CPT (Class C)
1,750,000 (c),(d) CPT Mortgage Trust 3.097 11/13/39 1,259,009
Series - 2019 CPT (Class E)
5,000,000 (c),(d) Credit Suisse Commercial Mortgage Trust 3.854 11/10/32 3,724,335
Series - 2017 CALI (Class B)
1,600,000 (c),(d) Credit Suisse Mortgage Capital Certificates 3.388 10/25/59 1,475,253
Series - 2019 NQM1 (Class M1)
2,662,913 (c),(d) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 2,255,203
Series - 2021 NQM8 (Class A3)
3,600,000 (c),(d) CSAIL Commercial Mortgage Trust 3.800 06/15/37 3,101,890
Series - 2017 C8 (Class 85BB)
3,440,000 (c),(d) DBUBS Mortgage Trust 3.648 10/10/34 3,015,072
Series - 2017 BRBK (Class D)
102,725,000 (c),(d) DOLP Trust 0.665 05/10/41 3,464,955
Series - 2021 NYC (Class X)
12,485,467 (c),(d) ELP Commercial Mortgage Trust TSFR1M + 1.434% 6.763 11/15/38 12,328,117
Series - 2021 ELP (Class C)
3,995,350 (c),(d) ELP Commercial Mortgage Trust TSFR1M + 2.233% 7.562 11/15/38 3,934,134
Series - 2021 ELP (Class E)
1,697,217 Federal Home Loan Mortgage Corp Gold (FGLMC) 1.204 09/25/31 1,499,201
Series - 2021 P011 (Class A1)
244,748 (c),(d) Flagstar Mortgage Trust 3.985 10/25/47 215,036
Series - 2017 2 (Class B3)
8,937 (c),(d) Flagstar Mortgage Trust 4.000 09/25/48 8,215
Series - 2018 5 (Class A11)
1,171,095 (c),(d) Flagstar Mortgage Trust 2.500 04/25/51 921,149
Series - 2021 2 (Class A4)
3,620,818 (c),(d) Flagstar Mortgage Trust 2.500 06/01/51 2,845,860
Series - 2021 4 (Class A21)
2,931,365 (c),(d) Flagstar Mortgage Trust 3.344 07/25/51 2,245,535
Series - 2021 5INV (Class B4)
7,700,000 Freddie Mac Multiclass Certificates Series 1.878 01/25/31 6,482,952
Series - 2021 P009 (Class A2)
7,324,000 (c) Freddie Mac Multiclass Certificates Series 2.852 02/25/32 6,222,871
Series - 2022 P013 (Class A2)
27,500,000 (c) Freddie Mac Multiclass Certificates Series 4.606 09/25/33 26,638,838
Series - 2024 P016 (Class A2)
6,586,160 Freddie Mac Multifamily ML Certificates 2.875 07/25/36 5,918,369
Series - 2022 ML13 (Class ACA)
8,111,644 Freddie Mac Multifamily ML Certificates 1.877 07/25/37 6,353,271
Series - 2021 21-ML08 (Class ML08)
38,829,175 (c) Freddie Mac Multifamily ML Certificates 1.781 11/25/37 4,516,221
Series - 2021 ML08 (Class XCA)
8,964,007 Freddie Mac Multifamily ML Certificates 2.340 07/25/41 7,380,181
Series - 2021 ML12 (Class AUS)
3,429,167 Freddie Mac Multifamily Structured Pass Through
Certificates
3.871 07/25/33 3,199,322
Series - 2015 Q002 (Class A2)

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,739,141 Freddie Mac Multifamily Structured Pass Through
Certificates
1.555% 01/25/36 $ 2,987,910
Series - 2020 Q014 (Class A1)
9,734,516 Freddie Mac Multifamily Variable Rate Certificate 3.150 10/15/36 8,473,869
Series - 2022 M068 (Class A)
1,710,000 Freddie Mac Multifamily Variable Rate Certificate 4.013 04/15/37 1,670,272
Series - 2022 M069 (Class A)
5,928,632 Freddie Mac Multifamily Variable Rate Certificate 1.761 09/15/38 4,627,917
Series - 2020 M061 (Class A)
11,875,000 (d) Frontier Issuer LLC 6.600 08/20/53 11,946,271
Series - 2023 1 (Class A2)
1,325,000 (c),(d) GCT Commercial Mortgage Trust TSFR1M + 0.914% 6.243 02/15/38 1,093,503
Series - 2021 GCT (Class A)
93,000 (c) GS Mortgage Securities Trust 4.076 11/10/49 78,965
Series - 2016 GS4 (Class C)
22,597 (c),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 20,730
Series - 2019 PJ2 (Class A1)
59,124 (c),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 54,189
Series - 2019 PJ2 (Class A4)
396,613 (c),(d) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 330,922
Series - 2020 PJ4 (Class A4)
18,046,347 (c),(d) GS Mortgage-Backed Securities Corp Trust 0.262 03/27/51 224,418
Series - 2020 PJ5 (Class AX1)
608,754 (c),(d) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 508,660
Series - 2020 PJ5 (Class A4)
1,495,156 (c),(d) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 1,195,159
Series - 2020 PJ6 (Class A4)
4,555,933 (c),(d) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 3,583,564
Series - 2021 PJ5 (Class A4)
4,543,965 (c),(d) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 3,719,749
Series - 2022 PJ2 (Class A36)
1,910,827 (c),(d) GS Mortgage-Backed Securities Corp Trust 3.000 09/25/52 1,566,613
Series - 2022 PJ4 (Class A36)
464,125 (c),(d) GS Mortgage-Backed Securities Trust 3.631 05/25/50 392,272
Series - 2020 PJ1 (Class B2)
8,707,385 (c),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 6,843,758
Series - 2021 PJ7 (Class A4)
3,999,189 (c),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 3,144,448
Series - 2021 PJ8 (Class A4)
1,923,520 (c),(d) GS Mortgage-Backed Securities Trust 2.721 01/25/52 1,486,317
Series - 2021 PJ7 (Class B2)
4,247,632 (c),(d) GS Mortgage-Backed Securities Trust 3.000 10/25/52 3,477,168
Series - 2022 PJ5 (Class A36)
2,720,779 (c),(d) GS Mortgage-Backed Securities Trust 3.000 01/25/53 2,227,266
Series - 2022 PJ6 (Class A24)
4,567,083 (c),(d) GS Mortgage-Backed Securities Trust 3.500 02/25/53 3,898,790
Series - 2023 PJ1 (Class A24)
2,000,000 (d) Hudson Yards Mortgage Trust 2.835 08/10/38 1,871,742
Series - 2016 10HY (Class A)
2,500,000 (c),(d) Hudson Yards Mortgage Trust 3.076 08/10/38 2,330,589
Series - 2016 10HY (Class B)
5,750,000 (c),(d) Hudson Yards Mortgage Trust 3.076 08/10/38 5,324,125
Series - 2016 10HY (Class C)
2,500,000 (c),(d) Hudson Yards Mortgage Trust 3.076 08/10/38 2,253,115
Series - 2016 10HY (Class E)
11,650,000 (c),(d) Hudson Yards Mortgage Trust 3.558 07/10/39 9,816,740
Series - 2019 30HY (Class D)
5,545,000 (c),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 4,819,395
Series - 2019 55HY (Class A)
5,000,000 (c),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 3,971,834
Series - 2019 55HY (Class E)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,500,000 (c),(d) Hudson Yards Mortgage Trust 3.041% 12/10/41 $ 1,219,803
Series - 2019 55HY (Class D)
440,000 (c),(d) Imperial Fund Mortgage Trust 3.531 10/25/55 378,470
Series - 2020 NQM1 (Class M1)
3,500,000 (d) Jackson Park Trust 2.766 10/14/39 3,033,980
Series - 2019 LIC (Class A)
253,565 (c),(d) JP Morgan Chase Commercial Mortgage Securities
Corp
4.115 01/15/46 237,008
Series - 2013 C13 (Class D)
5,300,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities
Trust
TSFR1M + 1.734% 7.063 10/15/33 5,070,337
Series - 2020 609M (Class A)
866,573 (c),(d) JP Morgan Mortgage Trust 6.646 12/25/44 836,181
Series - 2015 1 (Class B1)
10,749 (c),(d) JP Morgan Mortgage Trust 3.500 05/25/45 9,614
Series - 2015 3 (Class A19)
188,110 (c),(d) JP Morgan Mortgage Trust 3.500 10/25/45 166,603
Series - 2015 6 (Class A13)
769,667 (c),(d) JP Morgan Mortgage Trust 3.500 09/25/48 661,708
Series - 2018 3 (Class A13)
1,115,955 (c),(d) JP Morgan Mortgage Trust 3.500 10/25/48 967,735
Series - 2018 5 (Class A13)
684,946 (c),(d) JP Morgan Mortgage Trust 5.518 10/26/48 682,221
Series - 2017 5 (Class A2)
70,587 (c),(d) JP Morgan Mortgage Trust 4.000 02/25/49 63,861
Series - 2018 9 (Class A13)
81,080 (c),(d) JP Morgan Mortgage Trust 4.000 05/25/49 74,451
Series - 2019 1 (Class A15)
824,270 (c),(d) JP Morgan Mortgage Trust 3.821 06/25/50 712,234
Series - 2020 1 (Class B2)
15,541,584 (c),(d) JP Morgan Mortgage Trust 0.138 07/25/51 114,198
Series - 2021 3 (Class AX1)
10,979,082 (c),(d) JP Morgan Mortgage Trust 0.131 08/25/51 76,643
Series - 2021 4 (Class AX1)
2,205,659 (c),(d) JP Morgan Mortgage Trust 2.881 08/25/51 1,721,274
Series - 2021 4 (Class B2)
21,095,215 (c),(d) JP Morgan Mortgage Trust 0.135 10/25/51 156,955
Series - 2021 6 (Class AX1)
2,737,255 (c),(d) JP Morgan Mortgage Trust 2.500 10/25/51 2,153,045
Series - 2021 6 (Class A15)
975,538 (c),(d) JP Morgan Mortgage Trust 2.500 12/25/51 766,745
Series - 2021 10 (Class A15)
1,961,360 (c),(d) JP Morgan Mortgage Trust 3.215 01/25/52 1,507,975
Series - 2021 INV4 (Class B4)
918,070 (c),(d) JP Morgan Mortgage Trust 2.500 02/25/52 720,432
Series - 2021 12 (Class A15)
2,869,393 (c),(d) JP Morgan Mortgage Trust 3.140 04/25/52 2,186,047
Series - 2021 13 (Class B4)
1,541,650 (c),(d) JP Morgan Mortgage Trust 2.500 05/25/52 1,209,769
Series - 2021 14 (Class A15)
976,133 (c),(d) JP Morgan Mortgage Trust 2.927 05/25/52 793,190
Series - 2021 LTV2 (Class A3)
643,116 (c),(d) JP Morgan Mortgage Trust 3.289 05/25/52 500,787
Series - 2021 INV8 (Class B4)
1,866,613 (c),(d) JP Morgan Mortgage Trust 3.000 08/25/52 1,528,034
Series - 2022 2 (Class A25)
5,242,224 (c),(d) JP Morgan Mortgage Trust 3.500 09/25/52 4,481,680
Series - 2022 LTV2 (Class A6)
2,693,743 (c),(d) JP Morgan Mortgage Trust 3.000 12/25/52 2,205,134
Series - 2022 7 (Class 1A17)
1,179,607 (c),(d) JP Morgan Mortgage Trust 4.000 12/25/52 1,054,931
Series - 2022 7 (Class 2A6A)

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 15,937,046 (c),(d) JP Morgan Mortgage Trust Series 3.000% 05/25/54 $ 13,045,482
Series - 2024 3 (Class A9)
2,400,000 (c) JPMBB Commercial Mortgage Securities Trust 4.602 09/15/47 2,325,190
Series - 2014 C23 (Class C)
507,703 (d) Ladder Capital Commercial Mortgage Securities 3.575 02/15/36 475,832
Series - 2013 GCP (Class A1)
8,000,000 (d) Liberty Street Trust 3.597 02/10/36 7,421,597
Series - 2016 225L (Class A)
4,000,000 (c),(d) MAD Mortgage Trust 3.294 08/15/34 3,717,500
Series - 2017 330M (Class A)
2,350,000 (c),(d) Manhattan West 2.413 09/10/39 2,026,697
Series - 2020 1MW (Class D)
2,250,000 (c),(d) MFT Trust 3.392 08/10/40 1,417,047
Series - 2020 B6 (Class B)
19,457 Morgan Stanley Bank of America Merrill Lynch Trust 3.069 02/15/48 19,391
Series - 2015 C20 (Class ASB)
103,265 (c) Morgan Stanley Capital I Trust 6.282 12/12/49 36,917
Series - 2007 IQ16 (Class AJFX)
1,003,364 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 867,471
Series - 2021 4 (Class A4)
4,392,926 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 4.000 02/25/53 3,882,005
Series - 2023 1 (Class A7)
1,500,000 (c),(d) MSDB Trust 3.427 07/11/39 1,342,152
Series - 2017 712F (Class A)
3,024,947 (c),(d) Natixis Commercial Mortgage Securities Trust 3.917 11/15/32 2,737,289
Series - 2018 285M (Class A)
4,250,000 (c),(d) Natixis Commercial Mortgage Securities Trust TSFR1M + 2.279% 7.608 07/15/36 3,533,054
Series - 2019 MILE (Class C)
4,000,000 (c),(d) Natixis Commercial Mortgage Securities Trust TSFR1M + 4.329% 9.658 07/15/36 2,695,992
Series - 2019 MILE (Class F)
30,122 (c) New York Mortgage Trust TSFR1M + 0.594% 5.940 02/25/36 29,472
Series - 2005 3 (Class A1)
4,351,837 (c),(d) OBX Trust 2.500 07/25/51 3,420,421
Series - 2021 J2 (Class A19)
5,372,825 (c),(d) OBX Trust 3.500 08/25/52 4,646,972
Series - 2022 J2 (Class A1)
200,723 (c),(d) OBX Trust TSFR1M + 0.764% 4.658 06/25/57 194,550
Series - 2018 1 (Class A2)
1,224,764 (c),(d) Oceanview Mortgage Trust 2.500 05/25/51 963,364
Series - 2021 1 (Class A19)
1,335,626 (c),(d) Oceanview Mortgage Trust 4.500 11/25/52 1,233,441
Series - 2022 1 (Class A1)
16,035,000 (d) One Bryant Park Trust 2.516 09/15/54 13,602,851
Series - 2019 OBP (Class A)
2,008,731 (d) One Market Plaza Trust 3.614 02/10/32 1,799,944
Series - 2017 1MKT (Class A)
1,000,000 (d) One Market Plaza Trust 3.845 02/10/32 866,887
Series - 2017 1MKT (Class B)
1,886,049 (c),(d) RCKT Mortgage Trust 2.500 06/25/51 1,483,511
Series - 2021 2 (Class A21)
1,974,593 (c),(d) RCKT Mortgage Trust 2.781 07/25/51 1,475,299
Series - 2021 3 (Class B4)
4,227,484 (c),(d) RCKT Mortgage Trust 2.500 09/25/51 3,317,196
Series - 2021 4 (Class A21)
4,888,284 (c),(d) RCKT Mortgage Trust 2.920 11/25/51 3,676,000
Series - 2021 5 (Class B4)
4,222,123 (c),(d) RCKT Mortgage Trust 3.500 06/25/52 3,604,096
Series - 2022 4 (Class A22)
161,911 (c),(d) Sequoia Mortgage Trust 3.500 05/25/45 143,429
Series - 2015 2 (Class A1)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 44,578 (c),(d) Sequoia Mortgage Trust 3.500% 06/25/46 $ 39,415
Series - 2016 1 (Class A19)
195,748 (c),(d) Sequoia Mortgage Trust 3.724 09/25/47 178,566
Series - 2017 6 (Class B1)
11,804 (c),(d) Sequoia Mortgage Trust 3.500 03/25/48 10,315
Series - 2018 3 (Class A1)
15,277 (c),(d) Sequoia Mortgage Trust 4.000 09/25/48 13,986
Series - 2018 7 (Class A19)
1,627,891 (c),(d) Sequoia Mortgage Trust 3.000 04/25/50 1,347,523
Series - 2020 3 (Class A19)
2,796,306 (c),(d) Sequoia Mortgage Trust 5.000 01/25/53 2,627,142
Series - 2023 1 (Class A19)
12,900,000 (d) SLG Office Trust 2.585 07/15/41 10,547,019
Series - 2021 OVA (Class A)
1,760,000 (c),(d) Structured Agency Credit Risk Debt Note (STACR) SOFR30A + 2.614% 7.950 02/25/50 1,831,913
Series - 2020 DNA2 (Class B1)
1,125,000 (c),(d) STWD Mortgage Trust TSFR1M + 1.371% 6.700 11/15/36 1,109,416
Series - 2021 LIH (Class AS)
2,000,000 (c),(d) STWD Mortgage Trust TSFR1M + 1.770% 7.099 11/15/36 1,974,422
Series - 2021 LIH (Class B)
2,050,000 (c),(d) STWD Mortgage Trust TSFR1M + 2.069% 7.398 11/15/36 2,015,295
Series - 2021 LIH (Class C)
4,000,000 (d) SUMIT Mortgage Trust 2.789 02/12/41 3,111,077
Series - 2022 BVUE (Class A)
1,085,000 (c),(d) Times Square Trust 3.203 05/15/35 947,706
Series - 2018 20TS (Class B)
2,861,251 (c),(d) Verus Securitization Trust 2.240 10/25/66 2,407,864
Series - 2021 7 (Class A3)
3,000,000 (c),(d) VNDO Trust 4.033 01/10/35 2,789,442
Series - 2016 350P (Class B)
1,095,000 (c),(d) WB Commercial Mortgage Trust 6.134 03/15/40 1,095,355
Series - 2024 HQ (Class A)
7,150,000 (d) Wells Fargo Commercial Mortgage Trust 6.011 06/10/37 7,231,125
Series - 2024 SVEN (Class A)
1,100,000 Wells Fargo Commercial Mortgage Trust 3.808 12/15/47 1,082,723
Series - 2014 LC18 (Class AS)
255,654 Wells Fargo Commercial Mortgage Trust 2.514 08/15/49 249,716
Series - 2016 BNK1 (Class ASB)
225,775 Wells Fargo Commercial Mortgage Trust 3.185 03/15/59 221,694
Series - 2016 C33 (Class ASB)
81,047 (c),(d) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 74,893
Series - 2019 2 (Class A17)
453,064 (c),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 378,965
Series - 2020 4 (Class A17)
5,403,458 (c),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 4,246,965
Series - 2021 2 (Class A17)
1,375,719 (c),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 1,079,560
Series - 2022 2 (Class A18)
118,754 (c),(d) WinWater Mortgage Loan Trust 3.924 06/20/44 96,848
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 558,429,447
TOTAL STRUCTURED ASSETS 837,439,290
(Cost $927,516,701)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.5%
FINANCIAL SERVICES - 0.1%
126,248 (e) Morgan Stanley 3,295,073
TOTAL FINANCIAL SERVICES 3,295,073
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
629,610 Brookfield Property Partners LP 7,467,174

Nuveen Core Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
400,000 Brookfield Property Partners LP $ 5,260,000
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 12,727,174
UTILITIES - 0.2%
462,239 Brookfield Infrastructure Partners LP 8,579,156
279,828 Brookfield Renewable Partners LP 5,146,037
TOTAL UTILITIES 13,725,193
TOTAL PREFERRED STOCKS 29,747,440
(Cost $47,448,125)
TOTAL LONG-TERM INVESTMENTS 6,255,311,365
(Cost $6,679,178,953)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 0.0%
$ 2,500,000 Federal Home Loan Bank (FHLB) 0.000% 07/19/24 2,492,351
TOTAL GOVERNMENT AGENCY DEBT 2,492,351
REPURCHASE AGREEMENT - 1.4%
88,348,000 (h) Fixed Income Clearing Corporation 5.320 07/01/24 88,348,000
TOTAL REPURCHASE AGREEMENT 88,348,000
TREASURY DEBT - 0.5%
5,054,000 United States Treasury Bill 0.000 07/05/24 5,051,039
10,000,000 United States Treasury Bill 0.000 07/30/24 9,957,708
5,000,000 United States Treasury Bill 0.000 08/13/24 4,968,696
12,500,000 United States Treasury Bill 0.000 08/27/24 12,397,722
TOTAL TREASURY DEBT 32,375,165
TOTAL SHORT-TERM INVESTMENTS 123,215,516
(Cost $123,217,726)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.7%
169,221,213 (i) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (j) 169,221,213
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 169,221,213
(Cost $169,221,213)
TOTAL INVESTMENTS - 103.5% 6,547,748,094
(Cost $6,971,617,892)
OTHER ASSETS & LIABILITIES, NET - (3.5)% (220,040,302)
NET ASSETS - 100.0% $ 6,327,707,792
EUR Euro
LIBOR London Interbank Offered Rate
M Month
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

See Notes to Portfolios of Investments
Principal denominated in U.S. Dollars, unless otherwise noted.
(a)
For fair value measurement disclosure purposes, investment classified as Level 3.
(b)
In default
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,583,329,956 or 24.2% of Total Investments.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $162,656,426.
(f)
Perpetual security
(g)
When-issued or delayed delivery security.
(h) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $88,387,168 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $90,115,054.
(i)
Investments made with cash collateral received from securities on loan.
(j)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 2,574,918 $ 2,802,878 Bank of America, N.A. 07/16/24  $ (43,155)
$ 20,069,917 EUR 18,662,582 JPMorgan Chase Bank 07/16/24  $ 67,901
EUR 2,573,968 $ 2,799,201 Morgan Stanley Capital Services 07/16/24  $ (40,497)
EUR 4,578,998 $ 4,990,573 Morgan Stanley Capital Services 07/16/24 (82,934)
EUR 2,494,315 $ 2,719,464 Morgan Stanley Capital Services 07/16/24 (46,129)
Total  $ (169,560)
Total  $ (144,814)
EUR Euro

Nuveen Core Plus Bond Fund June 30, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.2%
BANK LOAN OBLIGATIONS - 3.0%
CAPITAL GOODS - 0.2%
$ 1,653,347 (a) Centuri Group, Inc TSFR1M + 2.500% 7.958% 08/27/28 $ 1,655,645
486,278 (a) Chariot Buyer LLC TSFR1M + 3.250% 8.694 11/03/28 486,582
1,250,000 (a) Closure Systems International Group, Inc TSFR1M + 4.000% 9.344 03/22/29 1,258,987
972,500 (a) Conair Holdings LLC TSFR1M + 3.750% 9.208 05/17/28 968,450
250,000 (a) Foundation Building Materials, Inc TSFR3M + 4.000% 9.330 01/29/31 249,306
335,675 (a) Quikrete Holdings, Inc TSFR1M + 2.500% 7.844 04/14/31 336,811
768,162 (a) Resideo Funding, Inc TSFR3M + 2.000% 7.331 02/11/28 770,082
1,000,000 (a) Titan Acquisition Ltd TSFR6M + 5.000% 10.326 02/15/29 1,003,545
634,079 (a) TransDigm, Inc TSFR3M + 0.028% 3.250 08/24/28 635,943
1,431,043 (a) Zekelman Industries, Inc TSFR1M + 2.250% 7.594 01/24/31 1,435,136
TOTAL CAPITAL GOODS 8,800,487
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
288,060 (a) AlixPartners LLP TSFR1M + 2.500% 7.958 02/04/28 288,600
480,000 (a) Amentum Government Services Holdings LLC TSFR1M + 3.000% 9.458 01/29/27 481,800
540,375 (a) Amentum Government Services Holdings LLC TSFR1M + 4.000% 9.344 02/15/29 543,415
370,500 (a) CHG Healthcare Services, Inc TSFR1M + 3.250% 8.708 09/29/28 371,502
542,466 (a) Covanta Holding Corp TSFR1M + 2.500% 7.844 11/30/28 542,829
41,463 (a) Covanta Holding Corp TSFR1M + 2.500% 7.844 11/30/28 41,491
966,143 (a) EAB Global, Inc TSFR1M + 3.500% 8.944 08/16/28 966,385
280,367 (a) GFL Environmental, Inc TSFR3M + 2.500% 7.826 05/31/27 281,265
4,820,000 (a) GTCR W MERGER SUB TSFR3M + 3.000% 8.335 01/31/31 4,832,725
822,938 (a) Prime Security Services Borrower LLC TSFR3M + 2.250% 7.579 10/13/30 823,514
2,236 (a) TK Elevator US Newco, Inc TSFR6M + 0.035% 8.791 04/30/30 2,250
1,467,665 (a),(b) WMB Holdings, Inc TSFR1M + 4.250% 8.094 11/02/29 1,475,003
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,650,779
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
1,686,410 (a) CNT Holdings I Corp TSFR3M + 3.500% 8.830 11/08/27 1,692,506
1,908,397 (a) Driven Holdings LLC TSFR1M + 0.030% 8.458 12/17/28 1,904,427
516,489 (a) LS Group OpCo Acquistion LLC TSFR1M + 3.000% 8.344 04/23/31 517,349
1,350,410 (a) PetSmart LLC TSFR1M + 3.750% 9.194 02/11/28 1,348,155
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,462,437
CONSUMER DURABLES & APPAREL - 0.1%
2,493,655 (a) AI Aqua Merger Sub, Inc TSFR1M + 4.000% 9.329 07/31/28 2,500,911
291,125 (a) Crocs, Inc TSFR3M + 2.250% 7.585 02/20/29 293,491
297,273 (a) SRAM LLC TSFR1M + 2.750% 8.208 05/18/28 297,583
857,951 (a) Weber-Stephen Products LLC TSFR1M + 3.250% 8.708 10/30/27 800,155
TOTAL CONSUMER DURABLES & APPAREL 3,892,140
CONSUMER SERVICES - 0.3%
2,480,896 (a) 1011778 BC ULC TSFR1M + 0.018% 7.578 09/20/30 2,477,757
394,937 (a) Alterra Mountain Co TSFR1M + 3.250% 8.594 08/17/28 396,748
1,559,250 (a),(b) Caesars Entertainment, Inc TSFR3M + 0.028% 8.097 02/06/30 1,562,291
1,884,686 (a) Carnival Corp TSFR1M + 2.750% 8.094 10/18/28 1,892,046
270,000 (a) Delta 2 Lux Sarl TSFR3M + 2.250% 7.585 01/15/30 271,013
1,816,276 (a) Fertitta Entertainment LLC TSFR1M + 3.750% 9.081 01/27/29 1,820,471
2,164,125 (a) Flutter Financing BV TSFR3M + 2.250% 7.585 11/25/30 2,167,966
475,220 (a) IRB Holding Corp TSFR1M + 2.750% 8.179 12/15/27 475,576
721,524 (a) KFC Holding Co TSFR1M + 1.750% 7.196 03/15/28 722,296
643,824 (a) Life Time, Inc TSFR3M + 4.000% 9.591 01/15/26 647,619
1,856,390 (a) Motion Finco Sarl TSFR3M + 0.035% 8.835 11/12/29 1,859,174
304,290 (a) Penn National Gaming, Inc TSFR1M + 2.750% 8.194 05/03/29 305,010
499,129 (a) Scientific Games International, Inc TSFR1M + 2.750% 8.081 04/14/29 499,978
472,289 (a) Spin Holdco, Inc TSFR3M + 2.000% 9.600 03/04/28 404,692
TOTAL CONSUMER SERVICES 15,502,637

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY - 0.0%
$ 193,674 (a) DT Midstream, Inc TSFR1M + 2.000% 7.458% 06/26/28 $ 194,965
447,022 (a) Gulf Finance LLC TSFR1M + 6.250% 11.691 08/25/26 450,375
738,576 (a) Oryx Midstream Services Permian Basin LLC TSFR1M + 3.000% 8.441 10/05/28 739,961
TOTAL ENERGY 1,385,301
FINANCIAL SERVICES - 0.1%
2,817,792 (a) Trans Union LLC TSFR1M + 2.000% 7.344 12/01/28 2,822,061
TOTAL FINANCIAL SERVICES 2,822,061
FOOD, BEVERAGE & TOBACCO - 0.0%
595,796 (a) Arterra Wines Canada, Inc TSFR3M + 3.500% 9.096 11/24/27 553,235
126,258 (a) CITY BREWING CO LLC TSFR3M + 3.500% 9.090 04/05/28 115,841
48,249 (a) CITY BREWING CO LLC TSFR3M + 6.250% 11.579 04/05/28 48,973
77,258 (a) City Brewing Company, LLC Term Loan TSFR3M - 0.000% 8.797 04/14/28 61,806
576,001 (a) Froneri US, Inc TSFR1M + 3.750% 9.208 10/08/27 576,330
1,051 (a) Hearthside Food Solutions LLC TSFR3M + 0.053% 9.297 05/23/25 774
305,359 (a) Triton Water Holdings, Inc TSFR3M + 3.250% 8.846 03/31/28 305,817
182,555 (a) Utz Quality Foods LLC TSFR1M + 2.750% 8.094 01/20/28 183,331
TOTAL FOOD, BEVERAGE & TOBACCO 1,846,107
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
4,144,531 (a) Bausch & Lomb Corp TSFR1M + 3.250% 8.689 05/10/27 4,105,676
448,175 (a) Element Materials Technology Group US Holdings, Inc TSFR3M + 0.043% 9.659 04/12/29 450,510
206,850 (a) Element Materials Technology Group US Holdings, Inc TSFR3M + 0.043% 9.685 07/06/29 207,928
596,778 (a) Global Medical Response, Inc TSFR1M + 5.500% 10.848 10/31/28 579,174
1,728,217 (a) ICU Medical, Inc TSFR3M + 2.500% 7.985 01/08/29 1,731,595
2,506,666 (a) Medline Borrower LP TSFR1M + 2.750% 8.094 10/23/28 2,514,499
1,867,250 (a) Onex TSG Intermediate Corp TSFR3M + 4.750% 10.346 02/28/28 1,865,691
2,493,750 (a) Phoenix Guarantor, Inc TSFR1M + 3.250% 8.594 02/21/31 2,490,334
3,438,473 (a) Phoenix Newco, Inc TSFR1M + 3.250% 8.708 11/15/28 3,449,751
3,836,775 (a) Select Medical Corp TSFR1M + 3.500% 8.344 03/06/27 3,843,163
2,456,737 (a) Surgery Center Holdings, Inc TSFR1M + 0.028% 8.089 12/19/30 2,466,110
TOTAL HEALTH CARE EQUIPMENT & SERVICES 23,704,431
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
2,258,380 (a) Kronos Acquisition Holdings, Inc TSFR1M + 3.000% 9.314 12/22/26 2,259,227
1,899,684 (a) Kronos Acquisition Holdings, Inc TSFR3M + 6.000% 11.493 12/22/26 1,904,434
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,163,661
INSURANCE - 0.2%
210,084 (a) Acrisure LLC LIBOR 1 M + 0.054% 8.944 02/15/27 210,303
722,168 (a) Asurion LLC TSFR1M + 3.250% 8.708 12/23/26 717,153
425,000 (a) Asurion LLC TSFR1M + 5.250% 10.708 02/03/28 397,109
2,979,203 (a) BroadStreet Partners, Inc TSFR1M + 3.250% 8.594 06/13/31 2,974,734
326,973 (a) HUB International Ltd TSFR3M + 3.250% 8.575 06/20/30 328,063
1,207,850 (a) Ryan Specialty Group LLC TSFR1M + 2.500% 8.094 09/01/27 1,215,550
1,975,038 (a) USI, Inc TSFR3M + 0.028% 8.302 11/23/29 1,977,516
1,990,000 (a) USI, Inc TSFR3M + 0.028% 8.085 09/27/30 1,992,488
TOTAL INSURANCE 9,812,916
MATERIALS - 0.1%
664,956 (a) Asplundh Tree Expert LLC TSFR1M + 1.750% 7.194 09/07/27 666,202
153,583 (a) Berry Global, Inc TSFR1M + 1.750% 7.191 07/01/26 153,935
1,613,528 (a) Clydesdale Acquisition Holdings, Inc TSFR1M + 3.680% 9.119 04/13/29 1,619,071
198,004 (a) H.B. Fuller Co TSFR1M + 2.000% 7.344 02/15/30 198,376
956,851 (a) INEOS US Petrochem LLC TSFR1M + 4.250% 9.694 04/02/29 956,253
856,750 (a) Kloeckner Pentaplast of America, Inc TSFR6M + 2.750% 10.268 02/12/26 803,203
670 (a) Reynolds Group Holdings, Inc TSFR1M + 0.018% 3.250 02/05/26 671
1,881,292 (a) TricorBraun Holdings, Inc TSFR1M + 3.250% 8.708 03/03/28 1,880,709
291,490 (a) Tronox Finance LLC TSFR3M + 2.500% 7.958 03/10/28 292,564
TOTAL MATERIALS 6,570,984
MEDIA & ENTERTAINMENT - 0.0%
476,943 (a) Altice Financing S.A. TSFR3M + 2.750% 8.340 01/31/26 443,557
545,423 (a) CSC Holdings LLC TSFR1M + 0.054% 7.943 04/15/27 544,911

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 49,574 (a) Diamond Sports Group LLC TSFR1M + 8.000% 8.000% 05/25/26 $ 46,748
300,592 (a) DIRECTV Financing LLC TSFR1M + 2.500% 10.458 08/02/27 301,569
263,122 (a) Lions Gate Capital Holdings LLC TSFR1M + 2.250% 7.694 03/24/25 263,187
450,000 (a) Match Group Holdings II LLC TSFR3M + 1.750% 7.244 02/13/27 450,000
215,286 (a) Univision Communications, Inc TSFR1M + 3.250% 8.694 03/15/26 215,650
TOTAL MEDIA & ENTERTAINMENT 2,265,622
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
1,252,666 (a) Avantor Funding, Inc TSFR1M + 2.000% 7.444 11/08/27 1,259,887
1,972,460 (a) Elanco Animal Health Inc TSFR1M + 1.750% 7.163 08/02/27 1,967,687
5,790,655 (a) Jazz Financing Lux Sarl TSFR1M + 3.000% 8.458 05/05/28 5,801,513
2,527,710 (a) Organon & Co TSFR1M + 2.500% 7.829 05/19/31 2,532,449
291,803 (a) Perrigo Investments LLC TSFR1M + 2.250% 7.694 04/20/29 291,620
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,853,156
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
16,547 (a) Cushman & Wakefield plc TSFR1M + 2.750% 8.208 08/21/25 16,583
330,886 (a) Cushman & Wakefield US Borrower LLC TSFR1M + 0.033% 8.679 01/31/30 331,300
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 347,883
SOFTWARE & SERVICES - 0.5%
149,993 (a) Avaya, Inc TSFR1M + 0.015% 6.844 08/01/28 129,963
2,958,783 (a) Boxer Parent Co, Inc TSFR1M + 4.000% 9.344 12/29/28 2,968,547
691,961 (a) Camelot US Acquisition LLC TSFR1M + 2.750% 8.094 01/31/31 694,036
1,995,000 (a) Cotiviti, Inc TSFR1M + 3.250% 8.563 04/30/31 1,990,012
1,445,755 (a) Ellucian Holdings, Inc TSFR1M + 3.500% 8.944 10/09/29 1,454,040
883,547 (a) Epicor Software Corp TSFR1M + 0.053% 8.594 05/30/31 888,331
3,139,078 (a) Gen Digital, Inc TSFR1M + 1.750% 7.094 09/12/29 3,132,062
830,875 (a) Informatica LLC TSFR1M + 2.750% 7.594 10/27/28 834,510
1,974,811 (a) Instructure Holdings, Inc TSFR3M + 2.750% 8.355 10/30/28 1,976,045
2,726,190 (a) Open Text Corp TSFR1M + 2.250% 7.594 01/31/30 2,741,157
370,922 (a) Rackspace Finance LLC TSFR1M + 0.053% 8.186 05/15/28 171,153
80,784 (a) Rackspace Finance LLC TSFR1M + 0.053% 11.692 05/15/28 82,047
461,938 (a) RealPage, Inc TSFR1M + 3.500% 8.458 04/24/28 449,779
987,500 (a) Sedgwick Claims Management Services, Inc TSFR1M + 3.500% 9.094 02/24/28 989,831
1,622,274 (a) UKG, Inc TSFR1M + 3.250% 8.576 02/10/31 1,630,248
405,962 (a) West Technology Group LLC TSFR3M + 4.000% 9.580 04/10/27 395,458
2,500,000 (a),(b) Zelis Payments Buyer, Inc TSFR1M + 0.028% 8.094 09/28/29 2,502,288
TOTAL SOFTWARE & SERVICES 23,029,507
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
467,365 (a) CommScope, Inc TSFR1M + 3.250% 8.708 04/06/26 422,797
236,329 (a) Ingram Micro, Inc TSFR3M + 3.000% 8.596 06/30/28 237,622
394,592 (a) MLN US Holdco LLC TSFR3M + 0.053% 4.500 11/30/25 44,392
247,119 (a) MLN US Holdco LLC TSFR3M + 6.700% 12.127 10/18/27 48,394
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 753,205
TELECOMMUNICATION SERVICES - 0.1%
930,568 (a) Altice France S.A. TSFR3M + 3.690% 9.278 01/31/26 747,218
193,000 (a) Cablevision Lightpath LLC TSFR1M + 3.250% 8.693 11/30/27 184,098
2,000,000 (a) Virgin Media Bristol LLC TSFR1M + 2.500% 8.656 03/31/31 1,916,020
TOTAL TELECOMMUNICATION SERVICES 2,847,336
TRANSPORTATION - 0.1%
1,780,538 (a) Air Canada TSFR3M + 2.500% 7.847 03/21/31 1,785,265
600,000 (a) American Airlines, Inc TSFR3M + 4.750% 10.336 04/20/28 620,625
285,000 (a) Mileage Plus Holdings LLC TSFR3M + 0.053% 10.744 06/21/27 291,153
118,051 (a) SkyMiles IP Ltd TSFR3M + 3.750% 9.075 10/20/27 121,049
231,595 (a) WestJet Airlines Ltd TSFR1M + 3.000% 8.444 12/11/26 232,560
383,123 (a) XPO, Inc TSFR1M + 0.020% 7.344 05/24/28 384,692
TOTAL TRANSPORTATION 3,435,344
UTILITIES - 0.1%
506,292 (a) Energizer Holdings, Inc TSFR1M + 2.000% 7.344 12/22/27 508,193
2,514,686 (a) Talen Energy Supply LLC TSFR3M + 0.035% 8.818 05/17/30 2,546,119

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 533,721 (a) Talen Energy Supply LLC TSFR3M + 0.035% 8.827% 05/17/30 $ 540,393
TOTAL UTILITIES 3,594,705
TOTAL BANK LOAN OBLIGATIONS 142,740,699
(Cost $142,723,998)
CORPORATE BONDS - 37.5%
AUTOMOBILES & COMPONENTS - 1.3%
4,500,000 (c) Adient Global Holdings Ltd 4.875 08/15/26 4,376,582
2,060,000 (c) Clarios Global LP 6.750 05/15/28 2,084,829
575,000 Dana, Inc 5.375 11/15/27 562,022
350,000 (d) Dana, Inc 5.625 06/15/28 339,564
325,000 Dana, Inc 4.250 09/01/30 283,706
4,045,000 Ford Motor Credit Co LLC 6.950 03/06/26 4,110,325
2,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 2,083,988
4,525,000 Ford Motor Credit Co LLC 7.350 03/06/30 4,788,783
2,000,000 (c) Ford Otomotiv Sanayi AS. 7.125 04/25/29 2,018,200
2,500,000 General Motors Co 6.125 10/01/25 2,513,009
2,000,000 General Motors Financial Co, Inc 2.750 06/20/25 1,943,980
800,000 General Motors Financial Co, Inc 6.050 10/10/25 802,884
6,600,000 General Motors Financial Co, Inc 5.000 04/09/27 6,532,644
2,825,000 General Motors Financial Co, Inc 5.850 04/06/30 2,859,567
900,000 General Motors Financial Co, Inc 5.750 02/08/31 902,402
3,200,000 General Motors Financial Co, Inc 2.700 06/10/31 2,645,640
3,750,000 General Motors Financial Co, Inc 5.600 06/18/31 3,721,936
3,550,000 General Motors Financial Co, Inc 5.700 N/A(e) 3,332,450
2,000,000 General Motors Financial Co, Inc 5.750 N/A(e) 1,906,294
5,000,000 Goodyear Tire & Rubber Co 5.250 04/30/31 4,586,890
2,250,000 (c),(f) IHO Verwaltungs GmbH 4.750 09/15/26 2,180,341
1,000,000 (c) Nemak SAB de C.V. 3.625 06/28/31 773,759
750,000 (c) ZF North America Capital, Inc 6.875 04/14/28 764,510
3,665,000 (c) ZF North America Capital, Inc 6.750 04/23/30 3,732,586
TOTAL AUTOMOBILES & COMPONENTS 59,846,891
BANKS - 7.6%
1,500,000 (c) Akbank T.A.S. 6.800 06/22/31 1,463,250
1,500,000 (c) Akbank TAS 7.498 01/20/30 1,489,125
4,000,000 Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A(e) 4,257,264
700,000 (c) Banco de Credito e Inversiones S.A. 8.750 N/A(e) 733,320
1,800,000 (c) Banco del Estado de Chile 7.950 N/A(e) 1,859,400
2,000,000 (c) Banco do Brasil S.A. 6.000 03/18/31 1,956,540
3,000,000 (c) Banco Internacional del Peru SAA Interbank 4.000 07/08/30 2,909,227
925,000 (c) Banco Mercantil del Norte S.A. 7.500 N/A(e) 897,803
1,000,000 (c) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 887,886
2,400,000 Banco Santander S.A. 5.294 08/18/27 2,384,112
1,905,000 Banco Santander S.A. 3.800 02/23/28 1,793,908
2,200,000 Banco Santander S.A. 6.350 03/14/34 2,201,571
3,800,000 Banco Santander S.A. 4.750 N/A(e) 3,396,451
2,400,000 Banco Santander S.A. 9.625 N/A(e) 2,660,412
2,000,000 Bancolombia S.A. 4.625 12/18/29 1,931,730
2,000,000 Bancolombia S.A. 8.625 12/24/34 2,042,500
2,600,000 (c) Bangkok Bank PCL 3.466 09/23/36 2,162,570
2,000,000 (c) Banistmo S.A. 4.250 07/31/27 1,896,680
4,000,000 (c) Bank Hapoalim BM 3.255 01/21/32 3,591,408
3,000,000 (c) Bank Leumi Le-Israel BM 3.275 01/29/31 2,775,840
22,795,000 Bank of America Corp 2.592 04/29/31 19,708,912
11,000,000 Bank of America Corp 5.288 04/25/34 10,884,546
6,500,000 Bank of America Corp 5.468 01/23/35 6,493,425
5,700,000 Bank of America Corp 2.676 06/19/41 3,982,510
2,850,000 (d) Bank of America Corp 4.375 N/A(e) 2,695,339
8,400,000 Bank of America Corp 6.100 N/A(e) 8,375,514

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 450,000 Barclays plc 2.279% 11/24/27 $ 416,882
2,225,000 Barclays plc 3.330 11/24/42 1,597,486
4,525,000 Barclays plc 9.625 N/A(e) 4,905,516
1,850,000 (c) BBVA Bancomer S.A. 5.125 01/18/33 1,685,918
1,000,000 (c) BBVA Bancomer S.A. 8.450 06/29/38 1,030,673
3,300,000 (c) BNP Paribas S.A. 2.819 11/19/25 3,258,913
100,000 (c) BNP Paribas S.A. 4.375 05/12/26 97,295
2,150,000 (c) BNP Paribas S.A. 1.904 09/30/28 1,919,479
1,800,000 (c) BNP Paribas S.A. 2.159 09/15/29 1,570,887
6,600,000 (c) BNP Paribas S.A. 2.588 08/12/35 5,394,513
8,000,000 (c) BNP Paribas S.A. 7.750 N/A(e) 8,068,120
3,575,000 CitiBank NA 5.570 04/30/34 3,631,864
5,895,000 Citigroup, Inc 3.200 10/21/26 5,621,921
2,805,000 Citigroup, Inc 4.300 11/20/26 2,736,132
600,000 Citigroup, Inc 4.125 07/25/28 575,952
2,135,000 Citigroup, Inc 2.572 06/03/31 1,832,521
5,000,000 Citigroup, Inc 4.910 05/24/33 4,801,301
11,800,000 Citigroup, Inc 6.270 11/17/33 12,358,528
1,750,000 (d) Citigroup, Inc 7.375 N/A(e) 1,795,948
5,000,000 Citigroup, Inc 6.250 N/A(e) 4,996,507
2,600,000 Citigroup, Inc 7.625 N/A(e) 2,707,068
2,500,000 Citigroup, Inc 4.000 N/A(e) 2,394,193
3,700,000 Citigroup, Inc 5.000 N/A(e) 3,676,039
1,075,000 (c) Cooperatieve Rabobank UA 1.339 06/24/26 1,029,710
4,950,000 Cooperatieve Rabobank UA 3.750 07/21/26 4,764,893
5,000,000 (c) Credit Agricole S.A. 8.125 N/A(e) 5,073,500
2,450,000 Deutsche Bank AG. 5.371 09/09/27 2,454,145
2,275,000 Deutsche Bank AG. 2.311 11/16/27 2,100,435
1,500,000 Deutsche Bank AG. 6.819 11/20/29 1,559,981
2,500,000 (c) Grupo Aval Ltd 4.375 02/04/30 2,146,272
2,160,000 (c) Hana Bank 3.500 N/A(e) 2,024,676
4,325,000 HSBC Holdings plc 4.292 09/12/26 4,249,000
2,250,000 HSBC Holdings plc 2.013 09/22/28 2,020,655
3,750,000 HSBC Holdings plc 7.390 11/03/28 3,965,681
1,700,000 HSBC Holdings plc 2.206 08/17/29 1,494,408
2,200,000 HSBC Holdings plc 3.973 05/22/30 2,056,508
4,800,000 (d) HSBC Holdings plc 8.000 N/A(e) 5,041,200
4,000,000 Huntington Bancshares, Inc 5.625 N/A(e) 3,823,277
UGX 6,000,000,000 (c),(g) ICBC Standard Bank plc 14.250 06/26/34 1,391,337
1,100,000 ING Groep NV 3.950 03/29/27 1,061,798
5,800,000 ING Groep NV 6.500 N/A(e) 5,736,349
3,000,000 (c) Intercorp Financial Services, Inc 4.125 10/19/27 2,798,356
660,000 JPMorgan Chase & Co 3.900 07/15/25 649,838
350,000 JPMorgan Chase & Co 3.200 06/15/26 336,939
6,325,000 JPMorgan Chase & Co 4.323 04/26/28 6,170,254
7,805,000 JPMorgan Chase & Co 3.702 05/06/30 7,297,914
725,000 JPMorgan Chase & Co 1.953 02/04/32 589,704
4,250,000 JPMorgan Chase & Co 5.350 06/01/34 4,231,166
1,075,000 JPMorgan Chase & Co 6.254 10/23/34 1,140,155
8,650,000 JPMorgan Chase & Co 5.766 04/22/35 8,874,968
2,750,000 JPMorgan Chase & Co 2.525 11/19/41 1,873,529
12,350,000 JPMorgan Chase & Co 3.157 04/22/42 9,190,279
1,250,000 JPMorgan Chase & Co 4.260 02/22/48 1,046,784
5,250,000 JPMorgan Chase & Co 3.650 N/A(e) 4,965,763
4,000,000 JPMorgan Chase & Co 5.000 N/A(e) 3,988,559
4,000,000 JPMorgan Chase & Co 6.100 N/A(e) 4,003,892
5,625,000 JPMorgan Chase & Co 6.875 N/A(e) 5,809,860
5,000,000 Lloyds Banking Group plc 7.500 N/A(e) 4,998,193
4,175,000 M&T Bank Corp 3.500 N/A(e) 3,484,038
1,800,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 1,760,628
3,000,000 (c) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,746,374

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,000,000 Natwest Group plc 6.000 % N/A(e) $ 2,934,710
3,000,000 (c) NBK SPC Ltd 1.625 09/15/27 2,756,250
3,000,000 (c) NBK Tier  Financing Ltd 3.625 N/A(e) 2,771,250
5,225,000 PNC Financial Services Group, Inc 3.400 N/A(e) 4,687,713
3,275,000 PNC Financial Services Group, Inc 6.200 N/A(e) 3,262,259
1,450,000 (c) Societe Generale S.A. 7.132 01/19/55 1,387,867
2,100,000 (c) Societe Generale S.A. 9.375 N/A(e) 2,123,321
1,600,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 1,536,017
475,000 Toronto-Dominion Bank 3.625 09/15/31 452,207
5,000,000 Truist Financial Corp 4.950 N/A(e) 4,897,631
3,055,000 Truist Financial Corp 4.800 N/A(e) 3,001,734
2,500,000 (c) Turkiye Garanti Bankasi AS. 7.177 05/24/27 2,464,540
690,000 (c) Turkiye Garanti Bankasi AS. 8.375 02/28/34 687,413
1,000,000 (a),(b),(c) Turkiye Vakiflar Bankasi TAO 0.000 10/05/34 999,325
3,000,000 (c) United Overseas Bank Ltd 2.000 10/14/31 2,771,860
2,000,000 US Bancorp 4.839 02/01/34 1,896,078
1,050,000 Wells Fargo & Co 3.550 09/29/25 1,024,977
5,825,000 Wells Fargo & Co 2.393 06/02/28 5,364,757
2,600,000 Wells Fargo & Co 6.303 10/23/29 2,698,053
4,125,000 (d) Wells Fargo & Co 7.625 N/A(e) 4,392,733
7,000,000 Wells Fargo & Co 3.900 N/A(e) 6,698,481
1,500,000 Wells Fargo & Co 5.875 N/A(e) 1,493,146
TOTAL BANKS 360,758,239
CAPITAL GOODS - 1.6%
3,000,000 (c) AerCap Global Aviation 6.500 06/15/45 2,993,080
5,300,000 Air Lease Corp 3.125 12/01/30 4,630,958
1,690,000 (c) Airbus SE 3.150 04/10/27 1,611,977
1,395,000 (c) Albion Financing 1 SARL 6.125 10/15/26 1,377,044
600,000 (c) BAE Systems plc 1.900 02/15/31 487,396
705,000 (c) Beacon Roofing Supply, Inc 6.500 08/01/30 711,351
10,500,000 Boeing Co 2.196 02/04/26 9,868,689
1,050,000 Boeing Co 3.250 02/01/28 961,588
1,375,000 Boeing Co 5.705 05/01/40 1,267,701
9,850,000 Boeing Co 5.805 05/01/50 8,876,820
1,160,000 (c) Chart Industries, Inc 7.500 01/01/30 1,198,705
1,075,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 1,121,788
400,000 (c) Esab Corp 6.250 04/15/29 402,399
3,075,000 (c) H&E Equipment Services, Inc 3.875 12/15/28 2,774,476
665,000 (c) Herc Holdings, Inc 6.625 06/15/29 674,325
4,100,000 Honeywell International, Inc 5.250 03/01/54 3,978,446
1,430,000 (c) Husky Injection Molding Systems Ltd 9.000 02/15/29 1,480,785
2,900,000 L3Harris Technologies, Inc 5.400 07/31/33 2,890,854
75,000 Lockheed Martin Corp 1.850 06/15/30 63,182
1,275,000 Lockheed Martin Corp 5.200 02/15/64 1,205,457
595,000 (c) Masterbrand, Inc 7.000 07/15/32 601,724
280,000 MITER BRAND 6.750 04/01/32 281,991
1,925,000 Northrop Grumman Corp 3.250 01/15/28 1,812,924
4,450,000 Raytheon Technologies Corp 4.125 11/16/28 4,283,567
1,080,000 Raytheon Technologies Corp 2.250 07/01/30 922,375
3,250,000 Raytheon Technologies Corp 6.000 03/15/31 3,385,362
3,900,000 (c) Sisecam UK plc 8.625 05/02/32 3,971,019
3,000,000 (c) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 2,028,851
2,200,000 (c) Standard Industries, Inc 5.000 02/15/27 2,138,538
1,750,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 1,663,215
1,575,000 (c) TransDigm, Inc 6.875 12/15/30 1,607,839
450,000 Tyco Electronics Group S.A. 3.700 02/15/26 439,390
725,000 (c) WESCO Distribution, Inc 7.250 06/15/28 738,005
1,595,000 (c) Windsor Holdings III LLC 8.500 06/15/30 1,664,681
TOTAL CAPITAL GOODS 74,116,502

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
$ 2,125,000 (c) ADT Corp 4.875% 07/15/32 $ 1,951,390
800,000 (c) ASGN, Inc 4.625 05/15/28 754,459
1,000,000 (c) Garda World Security Corp 4.625 02/15/27 955,560
745,000 (c) Garda World Security Corp 7.750 02/15/28 758,773
1,000,000 (c) GFL Environmental, Inc 3.750 08/01/25 991,017
250,000 (c) GFL Environmental, Inc 5.125 12/15/26 247,585
1,035,000 (c) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 1,079,145
2,750,000 (c) Prime Security Services Borrower LLC 5.750 04/15/26 2,729,106
1,200,000 (c) Prime Security Services Borrower LLC 3.375 08/31/27 1,110,324
2,725,000 (c) Prime Security Services Borrower LLC 6.250 01/15/28 2,685,277
1,550,000 Republic Services, Inc 2.900 07/01/26 1,481,578
1,330,000 Verisk Analytics, Inc 4.125 03/15/29 1,278,564
75,000 Verisk Analytics, Inc 3.625 05/15/50 53,934
850,000 Waste Management, Inc 2.500 11/15/50 508,294
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,585,006
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
2,670,000 (c) Asbury Automotive Group, Inc 4.625 11/15/29 2,467,800
755,000 (c) Asbury Automotive Group, Inc 5.000 02/15/32 684,036
1,950,000 AutoZone, Inc 1.650 01/15/31 1,563,981
925,000 (c) Bath & Body Works, Inc 6.625 10/01/30 927,888
3,225,000 Home Depot, Inc 4.950 06/25/34 3,191,384
3,900,000 (c) JSM Global Sarl 4.750 10/20/30 585,000
635,000 Kohl's Corp 4.625 05/01/31 531,195
800,000 (c) LCM Investments Holdings II LLC 4.875 05/01/29 747,785
790,000 (c) LCM Investments Holdings II LLC 8.250 08/01/31 824,348
2,175,000 (c) Lithia Motors, Inc 4.625 12/15/27 2,074,745
3,300,000 Lowe's Cos, Inc 4.250 04/01/52 2,593,534
2,500,000 (c) Macy's Retail Holdings LLC 6.125 03/15/32 2,387,407
1,900,000 (c) Magic Mergeco, Inc 5.250 05/01/28 1,519,994
790,000 O'Reilly Automotive, Inc 3.550 03/15/26 765,117
1,400,000 O'Reilly Automotive, Inc 3.600 09/01/27 1,333,722
1,225,000 O'Reilly Automotive, Inc 4.200 04/01/30 1,165,924
2,200,000 O'Reilly Automotive, Inc 1.750 03/15/31 1,772,686
1,675,000 (c) Prosus NV 4.987 01/19/52 1,307,124
460,000 (c) Wand NewCo 3, Inc 7.625 01/30/32 475,084
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 26,918,754
CONSUMER DURABLES & APPAREL - 0.0%
1,175,000 (d) Newell Brands, Inc 6.375 09/15/27 1,158,721
TOTAL CONSUMER DURABLES & APPAREL 1,158,721
CONSUMER SERVICES - 0.5%
1,035,000 (c) 1011778 BC ULC 6.125 06/15/29 1,038,752
2,000,000 (c) CDI Escrow Issuer, Inc 5.750 04/01/30 1,942,670
3,285,000 (c) Churchill Downs, Inc 6.750 05/01/31 3,302,785
1,960,000 (c) Flutter Treasury Designated Activity Co 6.375 04/29/29 1,972,410
2,200,000 (c) Genm Capital Labuan Ltd 3.882 04/19/31 1,920,630
150,000 (c) Hilton Domestic Operating Co, Inc 5.750 05/01/28 149,254
2,990,000 (c) Hilton Domestic Operating Co, Inc 5.875 04/01/29 2,994,057
2,200,000 (c) Hilton Domestic Operating Co, Inc 3.625 02/15/32 1,903,840
2,455,000 (c) Hilton Grand Vacations Borrower Escrow LLC 6.625 01/15/32 2,466,494
1,480,000 (c) International Game Technology plc 6.500 02/15/25 1,480,802
400,000 (c) International Game Technology plc 4.125 04/15/26 389,402
350,000 (c) Light & Wonder International, Inc 7.500 09/01/31 361,627
425,000 (c),(d) Marriott Ownership Resorts, Inc 4.500 06/15/29 390,514
200,000 (c) MGM China Holdings Ltd 7.125 06/26/31 201,057
1,000,000 (c) NCL Corp Ltd 5.875 03/15/26 988,623
1,665,000 Sands China Ltd 2.300 03/08/27 1,516,550
1,980,000 (c) Six Flags Entertainment Corp 0.000 04/30/32 2,012,148
450,000 (c) Wynn Macau Ltd 5.625 08/26/28 422,008
TOTAL CONSUMER SERVICES 25,453,623

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
$ 3,505,000 (c) Albertsons Cos, Inc 6.500% 02/15/28 $ 3,521,618
2,350,000 Costco Wholesale Corp 1.600 04/20/30 1,975,273
1,460,000 Kroger Co 3.875 10/15/46 1,100,051
675,000 SYSCO Corp 3.300 07/15/26 649,143
450,000 SYSCO Corp 6.000 01/17/34 472,325
2,250,000 SYSCO Corp 3.150 12/14/51 1,472,269
785,000 (c) US Foods, Inc 6.875 09/15/28 802,598
2,200,000 Walmart, Inc 1.050 09/17/26 2,028,042
280,000 Walmart, Inc 2.375 09/24/29 251,175
5,125,000 Walmart, Inc 1.800 09/22/31 4,222,680
2,375,000 Walmart, Inc 2.500 09/22/41 1,645,126
1,150,000 Walmart, Inc 4.500 04/15/53 1,017,881
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 19,158,181
ENERGY - 4.2%
2,000,000 (c) Antero Midstream Partners LP 6.625 02/01/32 2,017,996
3,950,000 (c) Archrock Partners LP 6.875 04/01/27 3,965,741
375,000 (c) Archrock Partners LP 6.250 04/01/28 371,394
550,000 Cenovus Energy, Inc 2.650 01/15/32 454,895
1,190,000 Cenovus Energy, Inc 5.400 06/15/47 1,095,285
2,750,000 Cheniere Energy Partners LP 3.250 01/31/32 2,347,193
3,075,000 (c) Cheniere Energy Partners LP 5.750 08/15/34 3,087,251
300,000 Chevron USA, Inc 3.900 11/15/24 298,216
1,440,000 (c) Civitas Resources, Inc 8.375 07/01/28 1,508,874
640,000 (c) Civitas Resources, Inc 8.625 11/01/30 686,221
1,750,000 (c) Civitas Resources, Inc 8.750 07/01/31 1,874,162
82,060 (f) Cloud Peak Energy, Inc 12.000 05/01/25 75,120
1,350,000 (c) CNX Resources Corp 7.250 03/01/32 1,376,148
1,500,000 (c) Cosan Ltd 5.500 09/20/29 1,408,938
5,000,000 Diamondback Energy, Inc 4.400 03/24/51 3,993,751
1,790,000 (c) DT Midstream, Inc 4.125 06/15/29 1,653,684
1,490,000 (c) DT Midstream, Inc 4.375 06/15/31 1,357,127
2,300,000 Ecopetrol S.A. 6.875 04/29/30 2,209,064
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,861,976
300,000 Ecopetrol S.A. 8.875 01/13/33 309,828
2,000,000 (c) Empresa Nacional del Petroleo 3.450 09/16/31 1,705,290
3,450,000 Enbridge, Inc 5.700 03/08/33 3,477,132
2,340,000 Enbridge, Inc 5.750 07/15/80 2,208,147
500,000 (c) Energean Israel Finance Ltd 4.875 03/30/26 471,250
897,000 (c) Energean Israel Finance Ltd 5.375 03/30/28 794,742
1,450,000 (c) Energean Israel Finance Ltd 8.500 09/30/33 1,370,250
1,375,000 Energy Transfer LP 2.900 05/15/25 1,341,283
950,000 Energy Transfer LP 4.750 01/15/26 938,437
2,000,000 Energy Transfer LP 4.950 06/15/28 1,973,576
575,000 Energy Transfer LP 5.250 04/15/29 572,724
2,900,000 Energy Transfer LP 5.750 02/15/33 2,929,867
1,825,000 Energy Transfer LP 6.550 12/01/33 1,934,093
1,100,000 Energy Transfer LP 5.550 05/15/34 1,088,649
600,000 Energy Transfer LP 5.400 10/01/47 536,753
2,100,000 Energy Transfer LP 6.250 04/15/49 2,089,052
2,700,000 Energy Transfer LP 5.000 05/15/50 2,291,803
3,000,000 Energy Transfer LP 5.950 05/15/54 2,921,305
4,200,000 Energy Transfer LP 6.500 N/A(e) 4,142,672
575,000 Energy Transfer Operating LP 5.500 06/01/27 576,634
525,000 (c) EnLink Midstream LLC 5.625 01/15/28 521,831
1,025,000 Enterprise Products Operating LLC 3.700 02/15/26 998,644
1,025,000 Enterprise Products Operating LLC 4.250 02/15/48 837,811
2,105,000 Enterprise Products Operating LLC 4.200 01/31/50 1,687,899
825,000 Enterprise Products Operating LLC 3.200 02/15/52 548,193
1,225,000 Enterprise Products Operating LLC 3.300 02/15/53 825,031
450,000 (c) EQM Midstream Partners LP 6.000 07/01/25 450,089
800,000 (c) EQM Midstream Partners LP 6.500 07/01/27 808,589

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,000,000 (c) EQM Midstream Partners LP 4.500% 01/15/29 $ 1,887,432
695,000 (c) EQM Midstream Partners LP 6.375 04/01/29 702,024
850,000 (c) EQT Corp 3.125 05/15/26 812,262
2,431,200 (c) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,084,689
2,750,000 (c) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,234,381
490,000 Genesis Energy LP 8.250 01/15/29 505,846
500,000 Genesis Energy LP 7.875 05/15/32 504,765
450,000 (c) Hilcorp Energy I LP 5.750 02/01/29 435,451
1,000,000 (c) Hilcorp Energy I LP 6.000 04/15/30 965,949
450,000 (c) Hilcorp Energy I LP 6.000 02/01/31 429,496
3,000,000 (c) Hilcorp Energy I LP 8.375 11/01/33 3,197,271
775,000 (c) Hunt Oil Co of Peru LLC Sucursal Del Peru 8.550 09/18/33 838,934
1,800,000 (c) Indika Energy Tbk PT 8.750 05/07/29 1,797,942
1,500,000 (c) KazMunayGas National Co JSC 5.375 04/24/30 1,461,150
2,000,000 (c) KazMunayGas National Co JSC 3.500 04/14/33 1,636,140
2,000,000 (c) Kinetik Holdings LP 6.625 12/15/28 2,031,916
1,070,000 (c) Kodiak Gas Services LLC 7.250 02/15/29 1,096,831
1,050,000 (c) Kosmos Energy Ltd 7.750 05/01/27 1,026,493
1,025,000 (c) Leviathan Bond Ltd 6.125 06/30/25 992,179
5,250,000 Marathon Oil Corp 5.300 04/01/29 5,271,586
2,200,000 Marathon Petroleum Corp 3.800 04/01/28 2,096,325
4,150,000 Marathon Petroleum Corp 4.750 09/15/44 3,538,339
1,650,000 Marathon Petroleum Corp 5.000 09/15/54 1,400,977
1,500,000 (c) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,568,203
485,000 (c) Midwest Connector Capital Co LLC 4.625 04/01/29 470,779
2,625,000 MPLX LP 1.750 03/01/26 2,466,737
7,275,000 MPLX LP 2.650 08/15/30 6,269,110
1,550,000 MPLX LP 4.700 04/15/48 1,274,946
1,617,000 Murphy Oil Corp 5.875 12/01/27 1,614,987
325,000 Occidental Petroleum Corp 5.500 12/01/25 324,174
800,000 Occidental Petroleum Corp 5.550 03/15/26 798,485
2,375,000 Occidental Petroleum Corp 3.500 08/15/29 2,158,530
2,000,000 Occidental Petroleum Corp 6.600 03/15/46 2,086,466
1,650,000 ONEOK, Inc 4.500 03/15/50 1,305,115
2,000,000 (c) Parkland Corp 4.500 10/01/29 1,830,611
1,260,000 (c) Parkland Corp 4.625 05/01/30 1,149,175
1,210,000 (c) Permian Resources Operating LLC 7.000 01/15/32 1,242,992
4,000,000 (c) Pertamina Persero PT 1.400 02/09/26 3,735,900
2,000,000 (c) Pertamina Persero PT 2.300 02/09/31 1,659,700
1,992,000 Petroleos Mexicanos 6.840 01/23/30 1,753,599
2,700,000 Petroleos Mexicanos 5.950 01/28/31 2,175,835
4,509,000 Petroleos Mexicanos 6.700 02/16/32 3,775,290
2,700,000 Phillips 66 2.150 12/15/30 2,255,312
1,450,000 Phillips 66 3.300 03/15/52 947,987
715,000 Phillips 66 Co 4.680 02/15/45 609,792
2,500,000 (c) Promigas S.A. ESP 3.750 10/16/29 2,270,908
5,130,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 5,150,547
3,300,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 3,165,793
2,675,000 (c) Saudi Arabian Oil Co 2.250 11/24/30 2,251,965
2,000,000 (c) SierraCol Energy Andina LLC 6.000 06/15/28 1,787,471
455,000 Suncor Energy, Inc 6.800 05/15/38 485,581
1,400,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 1,344,096
2,235,000 (c) Sunoco LP 7.000 05/01/29 2,290,614
1,150,000 Sunoco LP 4.500 05/15/29 1,075,503
525,000 Targa Resources Partners LP 6.500 07/15/27 528,747
2,500,000 Targa Resources Partners LP 6.500 03/30/34 2,647,328
2,000,000 (c) Thaioil Treasury Center Co Ltd 2.500 06/18/30 1,687,062
3,300,000 TotalEnergies Capital International S.A. 3.127 05/29/50 2,225,078
900,000 TotalEnergies Capital S.A. 5.488 04/05/54 887,544
1,375,000 TotalEnergies Capital S.A. 5.638 04/05/64 1,361,514
2,000,000 TransCanada Trust 5.500 09/15/79 1,835,458

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 999,000 (c) Transocean, Inc 8.750% 02/15/30 $ 1,048,828
1,075,000 USA Compression Partners LP 6.875 09/01/27 1,077,015
1,415,000 (c) USA Compression Partners LP 7.125 03/15/29 1,425,765
2,000,000 (c) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,794,731
2,205,000 (c) Venture Global LNG, Inc 8.125 06/01/28 2,271,629
3,000,000 (c) Venture Global LNG, Inc 9.875 02/01/32 3,265,275
1,800,000 Williams Cos, Inc 2.600 03/15/31 1,520,472
3,075,000 Williams Cos, Inc 5.650 03/15/33 3,103,054
TOTAL ENERGY 196,918,691
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
2,050,000 Agree LP 2.000 06/15/28 1,810,798
350,000 Alexandria Real Estate Equities, Inc 3.950 01/15/27 338,215
450,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 430,765
1,650,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 1,614,832
1,125,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 846,367
1,425,000 American Tower Corp 2.950 01/15/25 1,402,693
475,000 American Tower Corp 3.375 10/15/26 453,646
1,200,000 American Tower Corp 3.600 01/15/28 1,132,319
1,480,000 American Tower Corp 3.800 08/15/29 1,375,642
4,100,000 American Tower Corp 2.900 01/15/30 3,614,388
825,000 American Tower Corp 2.100 06/15/30 691,237
1,390,000 American Tower Corp 1.875 10/15/30 1,131,656
1,750,000 Brixmor Operating Partnership LP 3.850 02/01/25 1,730,966
350,000 Brixmor Operating Partnership LP 2.250 04/01/28 312,280
1,775,000 CubeSmart LP 2.250 12/15/28 1,562,919
590,000 Equinix, Inc 2.150 07/15/30 494,671
2,375,000 Essential Properties LP 2.950 07/15/31 1,953,912
1,890,000 Essex Portfolio LP 3.000 01/15/30 1,678,817
1,285,000 Extra Space Storage LP 2.400 10/15/31 1,055,747
600,000 Federal Realty OP LP 1.250 02/15/26 559,942
1,500,000 Healthcare Realty Holdings LP 3.875 05/01/25 1,471,238
1,225,000 Healthcare Realty Holdings LP 3.500 08/01/26 1,173,493
1,500,000 Healthcare Realty Holdings LP 3.625 01/15/28 1,386,357
3,055,000 Healthcare Realty Holdings LP 3.100 02/15/30 2,671,408
525,000 Healthcare Realty Holdings LP 2.400 03/15/30 432,647
550,000 Healthcare Realty Holdings LP 2.050 03/15/31 425,583
375,000 Highwoods Realty LP 3.875 03/01/27 355,551
725,000 Highwoods Realty LP 4.125 03/15/28 677,365
700,000 Highwoods Realty LP 4.200 04/15/29 641,231
3,369,000 Highwoods Realty LP 2.600 02/01/31 2,691,279
3,845,000 (c) Iron Mountain, Inc 7.000 02/15/29 3,912,637
925,000 Kimco Realty OP LLC 3.850 06/01/25 909,507
300,000 Kimco Realty OP LLC 3.250 08/15/26 285,610
2,225,000 Kite Realty Group LP 5.500 03/01/34 2,175,342
1,700,000 Kite Realty Group Trust 4.750 09/15/30 1,623,767
850,000 Mid-America Apartments LP 4.000 11/15/25 833,866
3,925,000 Mid-America Apartments LP 2.750 03/15/30 3,473,667
1,625,000 Mid-America Apartments LP 1.700 02/15/31 1,303,822
1,000,000 Mid-America Apartments LP 2.875 09/15/51 618,842
3,375,000 MPT Operating Partnership LP 3.500 03/15/31 2,199,203
550,000 National Retail Properties, Inc 4.000 11/15/25 538,539
600,000 National Retail Properties, Inc 3.600 12/15/26 575,590
650,000 NNN REIT, Inc 5.600 10/15/33 646,733
625,000 ProLogis LP 2.875 11/15/29 562,253
875,000 Regency Centers LP 3.900 11/01/25 855,078
425,000 Regency Centers LP 3.600 02/01/27 407,942
1,650,000 Regency Centers LP 2.950 09/15/29 1,481,191
603,000 SITE Centers Corp 3.625 02/01/25 594,995
3,820,000 SITE Centers Corp 4.250 02/01/26 3,777,755
650,000 SITE Centers Corp 4.700 06/01/27 645,048
2,250,000 (c) Trust Fibra Uno 7.375 02/13/34 2,219,511

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 750,000 (c) Uniti Group LP 10.500% 02/15/28 $ 734,462
750,000 (c) Uniti Group LP 10.500 02/15/28 734,462
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 67,227,786
FINANCIAL SERVICES - 3.3%
2,150,000 AerCap Ireland Capital DAC 1.750 01/30/26 2,025,254
8,375,000 AerCap Ireland Capital DAC 3.000 10/29/28 7,610,954
750,000 AerCap Ireland Capital DAC 3.850 10/29/41 586,550
1,000,000 (a),(c) Alamo Re Ltd 12.882 06/07/25 970,600
4,086,000 Bank of New York Mellon Corp 4.700 N/A(e) 4,013,944
4,690,000 (c) Block, Inc 6.500 05/15/32 4,752,799
75,000 Capital One Financial Corp 3.750 03/09/27 72,032
3,940,000 (d) Capital One Financial Corp 3.950 N/A(e) 3,625,810
6,675,000 Charles Schwab Corp 5.375 N/A(e) 6,600,073
500,000 (a),(c) Citrus Re Ltd 3-Month US Treasury Bill + 5.060% 5.100 06/07/25 496,050
600,000 (c) Compass Group Diversified Holdings LLC 5.250 04/15/29 569,083
1,210,000 (c) Corebridge Financial, Inc 6.050 09/15/33 1,240,927
1,575,000 Corebridge Financial, Inc 5.750 01/15/34 1,585,450
3,400,000 Deutsche Bank AG. 6.000 N/A(e) 3,218,240
2,450,000 Discover Bank 2.450 09/12/24 2,432,899
800,000 Discover Bank 4.250 03/13/26 780,126
1,625,000 Discover Bank 3.450 07/27/26 1,551,962
1,375,000 Discover Bank 2.700 02/06/30 1,180,329
6,400,000 (d) Discover Financial Services 6.125 N/A(e) 6,331,346
550,000 (c) Equitable Financial Life Global Funding 1.400 07/07/25 526,883
4,550,000 Equitable Holdings, Inc 4.950 N/A(e) 4,479,154
1,705,000 (c) FirstCash, Inc 6.875 03/01/32 1,704,772
2,135,000 Fiserv, Inc 3.500 07/01/29 1,973,871
2,350,000 Fiserv, Inc 5.450 03/15/34 2,335,282
1,000,000 Goldman Sachs Group, Inc 3.500 04/01/25 984,707
8,200,000 Goldman Sachs Group, Inc 4.482 08/23/28 8,013,981
2,950,000 Goldman Sachs Group, Inc 5.851 04/25/35 3,021,765
1,050,000 Goldman Sachs Group, Inc 4.411 04/23/39 928,453
1,625,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,201,417
1,450,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,094,970
3,000,000 (d) Goldman Sachs Group, Inc 5.500 N/A(e) 2,980,382
4,925,000 (d) Goldman Sachs Group, Inc 7.500 N/A(e) 5,159,995
800,000 (c) HAT Holdings I LLC 8.000 06/15/27 831,710
1,250,000 (a),(c) Hestia Re Ltd SOFR + 10.080% 15.440 04/22/25 1,204,000
925,000 Icahn Enterprises LP 5.250 05/15/27 868,226
3,850,000 Icahn Enterprises LP 4.375 02/01/29 3,291,910
3,000,000 (c) Indian Railway Finance Corp Ltd 2.800 02/10/31 2,570,610
425,000 Legg Mason, Inc 3.950 07/15/24 424,709
500,000 (a),(c) Matterhorn Re Ltd SOFR + 5.250% 5.889 03/24/25 480,150
1,833,750 (c) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 1,670,603
1,301,720 (c) Minejesa Capital BV 4.625 08/10/30 1,247,875
1,000,000 (c) Minejesa Capital BV 5.625 08/10/37 901,212
3,445,000 Morgan Stanley 2.720 07/22/25 3,438,529
2,650,000 Morgan Stanley 2.188 04/28/26 2,573,532
6,625,000 Morgan Stanley 3.125 07/27/26 6,333,757
1,480,000 Morgan Stanley 3.950 04/23/27 1,429,331
550,000 Morgan Stanley 5.449 07/20/29 553,393
2,400,000 Morgan Stanley 6.407 11/01/29 2,504,069
4,000,000 Morgan Stanley 5.250 04/21/34 3,937,420
3,200,000 Morgan Stanley 5.424 07/21/34 3,183,881
2,000,000 Morgan Stanley 5.831 04/19/35 2,050,150
2,000,000 Navient Corp 5.500 03/15/29 1,826,038
1,140,000 Northern Trust Corp 3.950 10/30/25 1,116,891
2,421,000 Northern Trust Corp 4.600 N/A(e) 2,342,918
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,260,194
350,000 (c) PennyMac Financial Services, Inc 7.875 12/15/29 360,914

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 2,375,000 (c) Power Finance Corp Ltd 3.950% 04/23/30 $ 2,185,142
2,000,000 (c) Rocket Mortgage LLC 4.000 10/15/33 1,685,378
1,830,000 S&P Global, Inc 4.250 05/01/29 1,776,245
1,350,000 Springleaf Finance Corp 5.375 11/15/29 1,266,105
3,750,000 State Street Corp 6.700 N/A(e) 3,772,354
2,325,000 UBS Group AG. 3.750 03/26/25 2,292,920
475,000 (c) UBS Group AG. 2.193 06/05/26 459,030
5,900,000 (c) UBS Group AG. 1.305 02/02/27 5,500,570
2,050,000 (c) UBS Group AG. 6.442 08/11/28 2,101,839
2,100,000 (c) UBS Group AG. 3.179 02/11/43 1,497,772
2,500,000 (c) UBS Group AG. 9.250 N/A(e) 2,689,758
2,100,000 (c) UBS Group AG. 9.250 N/A(e) 2,351,773
550,000 Visa, Inc 2.700 04/15/40 400,759
260,000 Voya Financial, Inc 5.700 07/15/43 251,903
TOTAL FINANCIAL SERVICES 158,683,630
FOOD, BEVERAGE & TOBACCO - 1.3%
2,575,000 Anheuser-Busch Cos LLC 4.700 02/01/36 2,454,940
4,580,000 Anheuser-Busch Cos LLC 4.900 02/01/46 4,222,575
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 5,548,354
5,000,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 4,961,477
3,700,000 BAT Capital Corp 2.259 03/25/28 3,315,084
3,650,000 BAT Capital Corp 4.906 04/02/30 3,557,508
3,735,000 BAT Capital Corp 2.726 03/25/31 3,149,754
4,400,000 BAT International Finance plc 4.448 03/16/28 4,259,728
2,250,000 (c) Becle SAB de C.V. 2.500 10/14/31 1,793,970
2,500,000 (c) Bimbo Bakeries USA, Inc 6.050 01/15/29 2,569,563
2,700,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,347,839
3,000,000 (c) Coca-Cola Icecek AS. 4.500 01/20/29 2,760,267
450,000 Constellation Brands, Inc 4.400 11/15/25 443,752
450,000 Constellation Brands, Inc 3.700 12/06/26 434,792
1,625,000 Constellation Brands, Inc 3.150 08/01/29 1,473,716
2,350,000 Constellation Brands, Inc 2.875 05/01/30 2,073,956
1,700,000 Constellation Brands, Inc 2.250 08/01/31 1,395,373
1,650,000 Diageo Capital plc 2.125 10/24/24 1,631,750
1,500,000 Kraft Heinz Foods Co 4.375 06/01/46 1,219,917
2,500,000 (c) MARB BondCo plc 3.950 01/29/31 2,077,824
4,000,000 Philip Morris International, Inc 5.250 02/13/34 3,924,271
680,000 (c) Post Holdings, Inc 6.250 02/15/32 680,883
1,500,000 (c) Primo Water Holdings, Inc 4.375 04/30/29 1,381,898
1,800,000 (c) Ulker Biskuvi Sanayi AS. 6.950 10/30/25 1,820,250
TOTAL FOOD, BEVERAGE & TOBACCO 59,499,441
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
150,000 Aetna, Inc 6.625 06/15/36 159,247
1,200,000 Boston Scientific Corp 2.650 06/01/30 1,053,361
1,640,000 Centene Corp 2.450 07/15/28 1,456,041
6,410,000 Centene Corp 3.000 10/15/30 5,480,992
1,250,000 (c) CHS 5.250 05/15/30 1,030,615
1,525,000 Cigna Group 3.200 03/15/40 1,128,047
430,000 (b),(c) Concentra Escrow Issuer Corp 6.875 07/15/32 435,659
5,175,000 CVS Health Corp 4.780 03/25/38 4,620,325
1,400,000 CVS Health Corp 2.700 08/21/40 930,176
3,425,000 CVS Health Corp 5.050 03/25/48 2,951,004
2,000,000 (c) DaVita, Inc 4.625 06/01/30 1,807,259
4,200,000 Elevance Health, Inc 2.250 05/15/30 3,598,715
1,575,000 Elevance Health, Inc 5.125 02/15/53 1,448,707
4,630,000 Encompass Health Corp 4.500 02/01/28 4,404,262
9,000,000 HCA, Inc 3.500 09/01/30 8,118,330
2,075,000 HCA, Inc 3.625 03/15/32 1,827,791
1,700,000 HCA, Inc 4.625 03/15/52 1,372,385
3,500,000 (c) Hologic, Inc 3.250 02/15/29 3,139,883

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 2,000,000 Humana, Inc 2.150% 02/03/32 $ 1,595,829
800,000 Humana, Inc 5.875 03/01/33 813,791
1,025,000 McKesson Corp 5.100 07/15/33 1,022,731
375,000 Tenet Healthcare Corp 4.625 06/15/28 356,624
3,400,000 (d) Tenet Healthcare Corp 6.125 10/01/28 3,382,998
5,600,000 Tenet Healthcare Corp 4.375 01/15/30 5,190,956
2,650,000 UnitedHealth Group, Inc 2.950 10/15/27 2,491,284
3,625,000 UnitedHealth Group, Inc 2.300 05/15/31 3,041,626
1,085,000 UnitedHealth Group, Inc 3.750 10/15/47 826,009
TOTAL HEALTH CARE EQUIPMENT & SERVICES 63,684,647
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,875,000 Church & Dwight Co, Inc 2.300 12/15/31 1,559,408
1,170,000 (c) Coty, Inc 6.625 07/15/30 1,187,313
2,000,000 Haleon US Capital LLC 3.375 03/24/27 1,908,461
4,100,000 Haleon US Capital LLC 3.625 03/24/32 3,672,872
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 8,328,054
INSURANCE - 1.2%
2,550,000 (c) Acrisure LLC 4.250 02/15/29 2,316,396
53,000 Aflac, Inc 6.450 08/15/40 57,069
825,000 (c) Alliant Holdings Intermediate LLC 4.250 10/15/27 772,475
4,360,000 (c) Alliant Holdings Intermediate LLC 6.750 04/15/28 4,366,919
1,250,000 Aon Corp 2.800 05/15/30 1,095,631
1,450,000 Aon Corp 5.350 02/28/33 1,440,241
1,045,000 (c) Ardonagh Finco Ltd 7.750 02/15/31 1,033,050
900,000 Arthur J Gallagher & Co 5.750 03/02/53 872,628
500,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 437,901
3,895,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 2,504,397
400,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 309,192
500,000 (a),(c) Bonanza RE Ltd 3-Month US Treasury Bill + 5.620% 10.988 03/16/25 471,700
1,690,000 (c) Five Corners Funding Trust II 2.850 05/15/30 1,488,000
7,425,000 Hartford Financial Services Group, Inc 2.800 08/19/29 6,593,380
250,000 Hartford Financial Services Group, Inc 4.300 04/15/43 210,957
850,000 Hartford Financial Services Group, Inc 2.900 09/15/51 534,632
2,000,000 (c) High Street Funding Trust I 4.111 02/15/28 1,888,170
545,000 (c) Howden UK Refinance plc 7.250 02/15/31 540,926
2,755,000 (c) HUB International Ltd 7.250 06/15/30 2,824,236
1,521,000 (c) Liberty Mutual Group, Inc 4.569 02/01/29 1,482,788
1,750,000 (c) Liberty Mutual Group, Inc 3.951 10/15/50 1,272,378
260,000 MetLife, Inc 3.600 11/13/25 254,182
625,000 MetLife, Inc 5.000 07/15/52 569,363
3,920,000 MetLife, Inc 3.850 N/A(e) 3,794,014
3,250,000 (c) Panther Escrow Issuer LLC 7.125 06/01/31 3,287,161
500,000 Principal Financial Group, Inc 2.125 06/15/30 417,717
500,000 Prudential Financial, Inc 3.905 12/07/47 384,073
4,000,000 Prudential Financial, Inc 5.125 03/01/52 3,718,454
2,350,000 Prudential Financial, Inc 6.500 03/15/54 2,372,285
1,050,000 Reinsurance Group of America, Inc 3.900 05/15/29 984,217
3,275,000 Reinsurance Group of America, Inc 5.750 09/15/34 3,263,114
900,000 (c) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 866,250
1,725,000 Verisk Analytics, Inc 5.250 06/05/34 1,698,491
1,500,000 (a),(c) Vitality Re XIV Ltd 3-Month US Treasury Bill + 3.500% 8.855 01/05/27 1,523,250
1,850,000 (a),(c) Vitality Re XV Ltd 3-Month US Treasury Bill + 2.500% 7.868 01/07/28 1,847,595
TOTAL INSURANCE 57,493,232
MATERIALS - 1.6%
2,650,000 Albemarle Corp 4.650 06/01/27 2,607,332
270,000 Amcor Flexibles North America, Inc 3.100 09/15/26 255,211
1,200,000 Amcor Flexibles North America, Inc 2.630 06/19/30 1,029,543
3,700,000 Amcor Flexibles North America, Inc 2.690 05/25/31 3,109,065
2,300,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 2,066,726
1,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 1,308,908

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,400,000 (c) Antofagasta plc 6.250% 05/02/34 $ 1,449,980
1,445,000 (c) Arsenal AIC Parent LLC 8.000 10/01/30 1,516,377
2,900,000 (c) Avient Corp 5.750 05/15/25 2,892,132
3,570,000 Ball Corp 6.875 03/15/28 3,664,144
2,425,000 Ball Corp 2.875 08/15/30 2,060,103
5,375,000 Berry Global, Inc 1.570 01/15/26 5,049,859
3,125,000 Berry Global, Inc 1.650 01/15/27 2,845,959
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 1,395,667
500,000 (c),(d) Cemex SAB de C.V. 3.875 07/11/31 440,830
875,000 (c) Cemex SAB de C.V. 9.125 N/A(e) 933,441
2,250,000 (c) Cleveland-Cliffs, Inc 7.000 03/15/32 2,224,527
1,500,000 Commercial Metals Co 4.125 01/15/30 1,371,189
725,000 (c) Constellium SE 3.750 04/15/29 657,304
2,000,000 (c) Corp Nacional del Cobre de Chile 3.150 01/14/30 1,772,252
1,050,000 (c) Corp Nacional del Cobre de Chile 6.440 01/26/36 1,083,939
5,805,000 DowDuPont, Inc 4.493 11/15/25 5,722,842
1,785,000 (c) Freeport Indonesia PT 5.315 04/14/32 1,731,017
1,215,000 (c) Inversiones CMPC S.A. 6.125 06/23/33 1,236,519
2,000,000 (c) Mineral Resources Ltd 8.000 11/01/27 2,046,134
1,325,000 (c) Mineral Resources Ltd 9.250 10/01/28 1,390,630
600,000 (c) Nexa Resources S.A. 6.750 04/09/34 609,711
2,500,000 Nutrien Ltd 2.950 05/13/30 2,212,314
1,920,000 (c) OCI NV 4.625 10/15/25 1,886,579
1,100,000 (c) OCP S.A. 3.750 06/23/31 946,822
1,075,000 (c) OCP S.A. 6.750 05/01/34 1,103,057
2,000,000 Olin Corp 5.125 09/15/27 1,939,997
1,975,000 (c) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 1,840,986
2,075,000 (d) Sasol Financing USA LLC 4.375 09/18/26 1,953,263
670,000 (c) Sealed Air Corp 6.125 02/01/28 668,384
600,000 (c) Sealed Air Corp 7.250 02/15/31 617,758
1,280,000 (c) Sealed Air Corp 6.500 07/15/32 1,272,817
1,000,000 (c) St. Marys Cement, Inc Canada 5.750 04/02/34 981,250
2,000,000 (c) SunCoke Energy, Inc 4.875 06/30/29 1,811,936
3,000,000 Suzano Austria GmbH 3.125 01/15/32 2,455,663
3,911,000 (c) Tronox, Inc 4.625 03/15/29 3,530,415
2,675,000 (c) UltraTech Cement Ltd 2.800 02/16/31 2,257,539
TOTAL MATERIALS 77,950,121
MEDIA & ENTERTAINMENT - 1.7%
6,000,000 (c) CCO Holdings LLC 5.125 05/01/27 5,760,876
1,800,000 (c) CCO Holdings LLC 4.500 08/15/30 1,523,838
2,200,000 (d) Charter Communications Operating LLC 4.400 04/01/33 1,939,395
4,550,000 Charter Communications Operating LLC 6.550 06/01/34 4,551,513
3,000,000 Charter Communications Operating LLC 3.500 03/01/42 1,995,844
3,500,000 Charter Communications Operating LLC 4.800 03/01/50 2,567,558
5,000,000 Comcast Corp 4.150 10/15/28 4,840,424
2,975,000 Comcast Corp 3.200 07/15/36 2,403,845
1,000,000 Comcast Corp 3.900 03/01/38 847,541
15,185,000 Comcast Corp 2.887 11/01/51 9,473,826
5,000,000 (c) CSC Holdings LLC 5.500 04/15/27 4,055,699
980,000 (c) CSC Holdings LLC 11.250 05/15/28 853,468
985,000 (c) DIRECTV Holdings LLC 5.875 08/15/27 926,478
3,570,000 (c) Gray Television, Inc 10.500 07/15/29 3,589,206
1,275,000 Lamar Media Corp 3.750 02/15/28 1,192,458
3,000,000 Lamar Media Corp 4.875 01/15/29 2,882,800
1,000,000 Lamar Media Corp 4.000 02/15/30 906,596
825,000 Lamar Media Corp 3.625 01/15/31 725,604
1,275,000 (c) LCPR Senior Secured Financing DAC 5.125 07/15/29 1,058,136
2,550,000 (c) Live Nation Entertainment, Inc 6.500 05/15/27 2,564,601
825,000 (c) News Corp 3.875 05/15/29 759,411
3,500,000 Paramount Global 6.375 03/30/62 3,091,051
590,000 (c) Sirius XM Radio, Inc 3.125 09/01/26 555,094

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,725,000 (c) Sirius XM Radio, Inc 4.000% 07/15/28 $ 2,461,638
1,575,000 (c) Sirius XM Radio, Inc 4.125 07/01/30 1,345,233
3,000,000 (c) Sunrise FinCo I BV 4.875 07/15/31 2,724,045
1,230,000 Time Warner Cable LLC 5.875 11/15/40 1,067,232
475,000 Time Warner Cable LLC 4.500 09/15/42 347,653
1,275,000 (c) Univision Communications, Inc 4.500 05/01/29 1,071,599
2,000,000 (c) VZ Secured Financing BV 5.000 01/15/32 1,705,342
5,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 4,747,101
6,475,000 Warnermedia Holdings, Inc 5.050 03/15/42 5,266,822
1,825,000 (d) Weibo Corp 3.375 07/08/30 1,594,416
1,413,000 (c) Ziff Davis, Inc 4.625 10/15/30 1,277,558
TOTAL MEDIA & ENTERTAINMENT 82,673,901
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,250,000 AbbVie, Inc 3.200 11/21/29 1,147,003
3,450,000 AbbVie, Inc 5.050 03/15/34 3,439,909
3,325,000 AbbVie, Inc 4.050 11/21/39 2,888,088
2,500,000 AbbVie, Inc 5.400 03/15/54 2,472,047
5,975,000 Amgen, Inc 5.250 03/02/33 5,957,587
8,600,000 Amgen, Inc 5.650 03/02/53 8,469,645
25,000 AstraZeneca Finance LLC 2.250 05/28/31 21,111
1,500,000 (c) Avantor Funding, Inc 4.625 07/15/28 1,427,398
2,040,000 (c) Avantor Funding, Inc 3.875 11/01/29 1,855,100
1,090,000 Danaher Corp 2.800 12/10/51 688,151
1,675,000 Eli Lilly & Co 5.000 02/09/54 1,599,594
4,750,000 Gilead Sciences, Inc 5.250 10/15/33 4,784,703
450,000 Gilead Sciences, Inc 4.000 09/01/36 396,851
600,000 Gilead Sciences, Inc 2.600 10/01/40 413,519
2,000,000 Gilead Sciences, Inc 5.550 10/15/53 1,996,922
900,000 Johnson & Johnson 3.400 01/15/38 755,412
1,325,000 Merck & Co, Inc 2.750 12/10/51 828,367
2,000,000 (c) Organon Finance  LLC 4.125 04/30/28 1,857,393
3,150,000 (c) Organon Finance  LLC 5.125 04/30/31 2,829,494
10,750,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 10,368,569
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 2,815,612
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 57,012,475
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,850,000 (c),(d) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 1,836,361
1,400,000 Kennedy-Wilson, Inc 4.750 03/01/29 1,197,814
1,475,000 Kennedy-Wilson, Inc 5.000 03/01/31 1,206,232
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,240,407
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
8,558,000 (c) Broadcom, Inc 4.926 05/15/37 8,048,914
1,035,000 Intel Corp 3.734 12/08/47 760,675
3,595,000 NVIDIA Corp 2.000 06/15/31 3,020,961
1,425,000 NXP BV 3.875 06/18/26 1,383,836
1,175,000 NXP BV 4.400 06/01/27 1,149,219
725,000 NXP BV 3.400 05/01/30 656,897
1,575,000 NXP BV 3.125 02/15/42 1,107,868
505,000 Texas Instruments, Inc 4.150 05/15/48 418,734
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 16,547,104
SOFTWARE & SERVICES - 0.7%
2,975,000 Adobe, Inc 2.300 02/01/30 2,606,551
3,000,000 (c) Ahead DB Holdings LLC 6.625 05/01/28 2,839,380
265,000 (c) CA Magnum Holdings 5.375 10/31/26 252,202
900,000 (c) Gartner, Inc 3.750 10/01/30 807,156
2,270,000 (c) Gen Digital, Inc 6.750 09/30/27 2,298,799
3,000,000 Microsoft Corp 2.400 08/08/26 2,854,319
875,000 Microsoft Corp 3.400 09/15/26 847,070
1,165,000 Microsoft Corp 3.300 02/06/27 1,123,760

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,100,000 (d) Microsoft Corp 1.350% 09/15/30 $ 910,827
1,149,000 Microsoft Corp 2.525 06/01/50 725,500
565,000 (c) Open Text Corp 6.900 12/01/27 586,387
2,830,000 (c) Open Text Corp 3.875 12/01/29 2,534,467
550,000 (c) Open Text Holdings, Inc 4.125 02/15/30 495,993
4,300,000 Oracle Corp 4.900 02/06/33 4,171,141
5,450,000 Oracle Corp 5.550 02/06/53 5,156,539
1,300,000 Roper Technologies, Inc 1.400 09/15/27 1,157,432
4,100,000 Roper Technologies, Inc 2.000 06/30/30 3,425,206
3,525,000 Salesforce, Inc 2.700 07/15/41 2,467,076
TOTAL SOFTWARE & SERVICES 35,259,805
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,470,000 Amphenol Corp 2.800 02/15/30 1,308,632
5,575,000 Apple, Inc 2.450 08/04/26 5,295,913
10,350,000 Apple, Inc 2.050 09/11/26 9,729,955
1,000,000 Apple, Inc 3.850 05/04/43 836,976
640,000 Apple, Inc 4.650 02/23/46 589,850
875,000 Flex Ltd 4.875 06/15/29 847,584
4,125,000 (c) Imola Merger Corp 4.750 05/15/29 3,856,222
1,500,000 (c) Lenovo Group Ltd 3.421 11/02/30 1,325,246
975,000 (c) Sensata Technologies BV 4.000 04/15/29 895,148
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 24,685,526
TELECOMMUNICATION SERVICES - 2.3%
6,563,000 AT&T, Inc 2.550 12/01/33 5,218,550
2,085,000 AT&T, Inc 4.500 05/15/35 1,920,088
22,020,000 AT&T, Inc 3.550 09/15/55 14,845,675
4,917,000 AT&T, Inc 3.800 12/01/57 3,435,193
1,500,000 (c) Bharti Airtel Ltd 3.250 06/03/31 1,317,914
3,200,000 (c) C&W Senior Financing Designated Activity Co 6.875 09/15/27 3,070,300
1,225,000 (c) CT Trust 5.125 02/03/32 1,079,448
2,575,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 2,077,892
2,000,000 (c) Frontier Communications Holdings LLC 5.875 10/15/27 1,952,618
1,925,000 (c) Iliad Holding SASU 6.500 10/15/26 1,916,473
893,000 (c) Iliad Holding SASU 7.000 10/15/28 885,525
865,000 (c) Iliad Holding SASU 8.500 04/15/31 875,846
5,000,000 (c) Level 3 Financing, Inc 10.500 05/15/30 4,952,071
1,500,000 (c) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,590,000
1,175,000 (c) Millicom International Cellular S.A. 4.500 04/27/31 1,011,012
1,025,000 (c),(d) Millicom International Cellular S.A. 7.375 04/02/32 1,022,118
370,000 Orange S.A. 5.375 01/13/42 353,249
3,575,000 (c) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 3,328,287
1,175,000 (c) Telecomunicaciones Digitales S.A. 4.500 01/30/30 1,044,712
1,150,000 Telefonica Emisiones S.A. 4.895 03/06/48 971,039
3,000,000 (c) Telefonica Moviles Chile S.A. 3.537 11/18/31 2,294,536
800,000 T-Mobile USA, Inc 2.250 02/15/26 759,669
10,850,000 T-Mobile USA, Inc 2.625 02/15/29 9,718,053
8,650,000 T-Mobile USA, Inc 3.875 04/15/30 8,086,251
3,750,000 T-Mobile USA, Inc 5.050 07/15/33 3,668,656
750,000 T-Mobile USA, Inc 3.000 02/15/41 536,656
3,000,000 T-Mobile USA, Inc 3.300 02/15/51 2,025,358
1,550,000 (c) Turk Telekomunikasyon AS. 7.375 05/20/29 1,555,541
1,700,000 Verizon Communications, Inc 1.750 01/20/31 1,375,761
9,800,000 Verizon Communications, Inc 2.550 03/21/31 8,326,159
8,158,000 Verizon Communications, Inc 2.355 03/15/32 6,668,972
2,835,000 (c) Vmed O2 UK Financing I plc 4.750 07/15/31 2,390,969
2,850,000 Vodafone Group plc 4.375 02/19/43 2,484,551
2,620,000 Vodafone Group plc 4.250 09/17/50 2,043,992
6,000,000 Vodafone Group plc 4.125 06/04/81 5,109,898
TOTAL TELECOMMUNICATION SERVICES 109,913,032

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION - 0.9%
$ 3,600,000 (c) Adani Ports & Special Economic Zone Ltd 3.100% 02/02/31 $ 2,865,053
1,400,000 (c) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,052,380
2,000,000 (b),(c) Aeropuertos Dominicanos Siglo XXI S.A. 7.000 06/30/34 2,017,402
5,000,000 (c) Brightline East LLC 11.000 01/31/30 4,559,325
1,800,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 1,189,442
5,500,000 Canadian Pacific Railway Co 2.050 03/05/30 4,691,376
750,000 Canadian Pacific Railway Co 3.100 12/02/51 498,035
2,750,000 (c) Cargo Aircraft Management, Inc 4.750 02/01/28 2,550,737
700,000 CSX Corp 3.800 03/01/28 673,271
3,295,000 CSX Corp 4.250 03/15/29 3,195,522
2,300,000 (c) ENA Master Trust 4.000 05/19/48 1,630,240
1,110,000 (c) Genesee & Wyoming, Inc 6.250 04/15/32 1,105,841
2,000,000 (c) Grupo Aeromexico SAB de C.V. 8.500 03/17/27 2,001,348
657,428 (c) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 600,074
2,260,000 (c) Misc Capital Two Labuan Ltd 3.750 04/06/27 2,160,072
3,200,000 (c) Rumo Luxembourg Sarl 4.200 01/18/32 2,712,911
2,000,000 (c) Transnet SOC Ltd 8.250 02/06/28 1,988,860
1,550,000 Union Pacific Corp 2.891 04/06/36 1,248,597
1,880,000 Union Pacific Corp 3.839 03/20/60 1,380,399
3,940,000 (c) XPO, Inc 6.250 06/01/28 3,951,821
TOTAL TRANSPORTATION 42,072,706
UTILITIES - 2.9%
2,030,000 (c) Adani Electricity Mumbai Ltd 3.867 07/22/31 1,654,084
325,000 AEP Transmission Co LLC 3.100 12/01/26 309,514
350,000 AEP Transmission Co LLC 4.000 12/01/46 277,690
2,285,000 AEP Transmission Co LLC 2.750 08/15/51 1,368,441
700,000 Alabama Power Co 4.150 08/15/44 577,136
3,971,763 (c) Alfa Desarrollo S.p.A 4.550 09/27/51 2,982,939
1,350,000 Ameren Corp 1.750 03/15/28 1,191,315
3,000,000 Ameren Illinois Co 4.950 06/01/33 2,928,186
3,225,000 Ameren Illinois Co 5.900 12/01/52 3,326,286
525,000 American Water Capital Corp 3.000 12/01/26 497,193
1,927,000 American Water Capital Corp 2.800 05/01/30 1,696,498
5,000,000 American Water Capital Corp 2.300 06/01/31 4,136,130
500,000 American Water Capital Corp 4.000 12/01/46 392,545
900,000 American Water Capital Corp 3.750 09/01/47 680,788
3,100,000 Atmos Energy Corp 1.500 01/15/31 2,483,624
250,000 Atmos Energy Corp 4.125 10/15/44 206,465
2,075,000 Atmos Energy Corp 6.200 11/15/53 2,233,757
1,325,000 Baltimore Gas and Electric Co 3.750 08/15/47 992,389
7,100,000 Berkshire Hathaway Energy Co 1.650 05/15/31 5,649,625
725,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 625,699
525,000 (c) Clearway Energy Operating LLC 4.750 03/15/28 501,650
1,000,000 CMS Energy Corp 3.600 11/15/25 970,212
3,050,000 CMS Energy Corp 4.750 06/01/50 2,793,016
1,650,000 Commonwealth Edison Co 2.750 09/01/51 983,920
4,350,000 Consolidated Edison Co of New York, Inc 5.700 05/15/54 4,339,660
740,000 Consumers Energy Co 2.650 08/15/52 455,147
1,750,000 Consumers Energy Co 4.200 09/01/52 1,416,788
1,500,000 (c) Continuum Green Energy India Pvt 7.500 06/26/33 1,487,250
755,000 Dominion Energy, Inc 2.250 08/15/31 615,016
3,375,000 Dominion Energy, Inc 3.300 04/15/41 2,437,112
1,700,000 Dominion Energy, Inc 7.000 06/01/54 1,768,789
750,000 DTE Electric Co 3.650 03/01/52 551,764
1,875,000 DTE Electric Co 5.400 04/01/53 1,828,332
250,000 Duke Energy Corp 3.300 06/15/41 181,336
875,000 Duke Energy Corp 3.750 09/01/46 636,854
5,000,000 Duke Energy Florida LLC 3.400 10/01/46 3,518,902
1,300,000 (c) Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,214,357
1,500,000 (c) Empresa de Transmision Electrica S.A. 5.125 05/02/49 1,082,705
2,525,000 (c) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,168,344

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,000,000 (c) EnfraGen Energia Sur S.A. 5.375% 12/30/30 $ 1,668,720
3,125,000 Enterprise Products Operating LLC 3.700 01/31/51 2,303,739
3,450,000 (c) Eskom Holdings SOC Ltd 8.450 08/10/28 3,467,250
2,025,000 (c) Ferrellgas LP 5.375 04/01/26 1,981,029
2,225,000 (c) Ferrellgas LP 5.875 04/01/29 2,047,108
3,225,000 Florida Power & Light Co 4.800 05/15/33 3,135,595
1,270,000 Florida Power & Light Co 3.990 03/01/49 1,005,102
750,000 Indiana Michigan Power Co 3.750 07/01/47 552,056
1,140,000 Indiana Michigan Power Co 3.250 05/01/51 750,626
2,000,000 (c) Israel Electric Corp Ltd 4.250 08/14/28 1,843,180
1,250,000 (c) Israel Electric Corp Ltd 3.750 02/22/32 1,026,563
1,525,000 (c) Kallpa Generacion SA 4.125 08/16/27 1,455,971
2,400,000 (c) Korea Southern Power Co Ltd 0.750 01/27/26 2,233,017
775,000 MidAmerican Energy Co 3.650 04/15/29 732,833
1,550,000 MidAmerican Energy Co 3.650 08/01/48 1,163,133
1,000,000 Nevada Power Co 5.450 05/15/41 972,670
50,000 (c) NextEra Energy Operating Partners LP 4.250 09/15/24 49,438
8,135,000 NiSource, Inc 1.700 02/15/31 6,469,409
1,400,000 Northern States Power Co 3.600 09/15/47 1,020,641
1,955,000 (c) NRG Energy, Inc 2.450 12/02/27 1,764,323
1,350,000 NRG Energy, Inc 5.750 01/15/28 1,339,463
500,000 NSTAR Electric Co 3.950 04/01/30 471,995
1,550,000 Ohio Power Co 4.150 04/01/48 1,193,914
1,365,000 Ohio Power Co 4.000 06/01/49 1,033,542
600,000 (c) Pattern Energy Operations LP 4.500 08/15/28 555,370
825,000 PECO Energy Co 3.000 09/15/49 542,887
2,325,000 PECO Energy Co 2.800 06/15/50 1,453,776
50,000 (d) Potomac Electric Power Co 7.900 12/15/38 63,316
550,000 Public Service Co of Colorado 4.750 08/15/41 481,671
1,410,000 Public Service Co of Colorado 4.050 09/15/49 1,067,263
1,700,000 Public Service Electric and Gas Co 4.900 12/15/32 1,672,926
4,000,000 Public Service Electric and Gas Co 5.450 03/01/54 3,944,072
8,400,000 Sempra 4.875 N/A(e) 8,238,853
2,118,478 (c) Solar Star Funding LLC 3.950 06/30/35 1,893,486
75,000 Southern Co Gas Capital Corp 3.875 11/15/25 73,327
625,000 Southern Co Gas Capital Corp 4.400 06/01/43 515,010
425,000 Southern Co Gas Capital Corp 3.950 10/01/46 319,003
550,000 (c) Superior Plus LP 4.500 03/15/29 504,721
2,815,000 (c) Talen Energy Supply LLC 8.625 06/01/30 3,001,421
2,000,000 (c) TerraForm Power Operating LLC 4.750 01/15/30 1,823,002
1,465,009 (c) UEP Penonome II S.A. 6.500 10/01/38 1,229,022
1,575,000 Union Electric Co 5.450 03/15/53 1,514,887
650,000 Virginia Electric and Power Co 2.950 11/15/26 617,942
775,000 Virginia Electric and Power Co 3.800 09/15/47 574,587
1,500,000 Wisconsin Power and Light Co 4.950 04/01/33 1,451,335
850,000 Wisconsin Power and Light Co 4.100 10/15/44 666,256
215,000 Xcel Energy, Inc 4.800 09/15/41 186,815
TOTAL UTILITIES 135,233,723
TOTAL CORPORATE BONDS 1,781,420,198
(Cost $1,919,700,363)
GOVERNMENT BONDS - 43.6%
FOREIGN GOVERNMENT BONDS - 2.6%
2,675,000 (c) Angolan Government International Bond 8.750 04/14/32 2,366,519
INR 70,000,000 Asian Development Bank 6.200 10/06/26 827,548
830,000 (c) Bank Gospodarstwa Krajowego 5.375 05/22/33 821,575
550,000 (c) Banque Ouest Africaine de Developpement 5.000 07/27/27 524,571
3,000,000 (c) Banque Ouest Africaine de Developpement 4.700 10/22/31 2,620,380
EUR 1,575,000 (c) Banque Ouest Africaine de Developpement 2.750 01/22/33 1,356,651
287,000 (c) Barbados Government International Bond 6.500 10/01/29 272,535
1,500,000 (c) BNG Bank NV 1.500 10/16/24 1,482,802

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
BRL 4,850,000 Brazil Notas do Tesouro Nacional Serie F 10.000% 01/01/29 $ 807,124
BRL 5,100,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/33 809,150
$ 1,705,000 Brazilian Government International Bond 6.000 10/20/33 1,638,513
1,500,000 Brazilian Government International Bond 4.750 01/14/50 1,074,150
1,050,000 Brazilian Government International Bond 7.125 05/13/54 1,014,581
3,575,000 Chile Government International Bond 2.550 01/27/32 2,998,166
1,925,000 Colombia Government International Bond 3.250 04/22/32 1,472,588
825,000 Colombia Government International Bond 8.000 11/14/35 848,152
1,500,000 Colombia Government International Bond 5.000 06/15/45 1,051,478
COP 2,290,000,000 Colombian TES 7.250 10/18/34 431,861
1,850,000 (c) Costa Rica Government International Bond 5.625 04/30/43 1,661,356
DOP 160,000,000 (c) Dominican Republic Government International Bond 12.000 03/05/32 2,937,509
600,000 (c) Dominican Republic Government International Bond 4.875 09/23/32 536,778
3,850,000 (c) Dominican Republic Government International Bond 5.875 01/30/60 3,263,577
928,125 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 586,712
650,162 (c) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 322,581
188,000 (c) Ecuador Government International Bond (Step Bond) 2.500 07/31/40 85,352
EUR 1,400,000 (c) Egypt Government International Bond 5.625 04/16/30 1,196,955
1,500,000 (c) Egypt Government International Bond 7.053 01/15/32 1,197,849
2,475,000 (c) Egypt Government International Bond 8.500 01/31/47 1,834,965
2,250,000 (c) Egypt Government International Bond 8.875 05/29/50 1,709,775
INR 45,000,000 European Bank for Reconstruction & Development 6.300 10/26/27 527,079
1,375,000 (c) Export-Import Bank of India 3.875 02/01/28 1,315,751
2,000,000 (c) Export-Import Bank of India 2.250 01/13/31 1,658,790
2,200,000 (c) Ghana Government International Bond 8.125 03/26/32 1,127,500
950,000 (c) Guatemala Government Bond 3.700 10/07/33 774,708
600,000 (c) Guatemala Government Bond 6.125 06/01/50 544,773
1,250,000 (c) Honduras Government International Bond 5.625 06/24/30 1,064,063
2,155,000 (c) Hong Kong Government International Bond 4.625 01/11/33 2,184,286
710,000 (c) Hungary Government International Bond 6.125 05/22/28 722,780
725,000 (c) Hungary Government International Bond 5.250 06/16/29 711,594
HUF 402,500,000 Hungary Government International Bond 3.000 08/21/30 891,018
425,000 (c) Hungary Government International Bond 2.125 09/22/31 336,281
225,000 Indonesia Government International Bond 3.550 03/31/32 201,709
IDR 14,160,000,000 International Bank for Reconstruction & Development 6.250 01/19/29 854,538
1,175,000 (c) Iraq Government International Bond 5.800 01/15/28 1,097,036
1,500,000 Israel Government International Bond 5.375 03/12/29 1,471,512
EUR 125,000 (c) Ivory Coast Government International Bond 4.875 01/30/32 111,948
1,375,000 (c) Ivory Coast Government International Bond 8.250 01/30/37 1,331,963
805,417 (c) Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 748,877
1,675,000 Jamaica Government International Bond 6.750 04/28/28 1,706,825
1,500,000 Jamaica Government International Bond 8.000 03/15/39 1,754,128
500,000 (c) Jordan Government International Bond 7.500 01/13/29 489,375
875,000 (c) Jordan Government International Bond 7.375 10/10/47 743,552
925,000 (c) Kazakhstan Government International Bond 6.500 07/21/45 1,066,486
2,500,000 (c) Kenya Government International Bond 7.000 05/22/27 2,377,210
445,000 (c) Magyar Export-Import Bank Zrt 6.125 12/04/27 446,287
MYR 1,450,000 Malaysia Government Bond 3.828 07/05/34 306,141
MXN 18,000,000 Mexican Bonos 5.750 03/05/26 909,278
MXN 16,300,000 Mexican Bonos 8.500 11/18/38 789,358
550,000 Mexico Government International Bond 5.400 02/09/28 547,874
525,000 Mexico Government International Bond 3.250 04/16/30 461,690
1,859,000 Mexico Government International Bond 6.050 01/11/40 1,795,339
3,000,000 Mexico Government International Bond 4.280 08/14/41 2,322,070
2,325,000 Mexico Government International Bond 5.000 04/27/51 1,860,218
2,500,000 Mexico Government International Bond 6.400 05/07/54 2,380,927
500,000 (c) Mongolia Government International Bond 5.125 04/07/26 483,750
1,025,000 (c) Morocco Government International Bond 3.000 12/15/32 823,880
2,575,000 (c) Morocco Government International Bond 5.500 12/11/42 2,268,253
525,000 (c) Morocco Government International Bond 4.000 12/15/50 360,373
850,000 (c) Nigeria Government International Bond 8.375 03/24/29 796,850

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,250,000 (c) Nigeria Government International Bond 7.375% 09/28/33 $ 1,020,508
1,500,000 (c) Oman Government International Bond 7.375 10/28/32 1,659,150
525,000 (c) Oman Government International Bond 6.500 03/08/47 523,688
2,675,000 (c) OPEC Fund for International Development 4.500 01/26/26 2,639,601
1,800,000 Panama Bonos del Tesoro 3.362 06/30/31 1,435,500
2,250,000 Panama Government International Bond 4.500 04/01/56 1,453,331
500,000 (c) Paraguay Government International Bond 6.000 02/09/36 501,911
1,475,000 (c) Paraguay Government International Bond 5.400 03/30/50 1,286,692
3,040,000 Philippine Government International Bond 4.200 03/29/47 2,534,600
1,803,168 (c) Provincia de Buenos Aires (Step Bond) 6.375 09/01/37 741,553
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,714,800
1,000,000 (c) Republic of Kenya Government International Bond 9.750 02/16/31 958,650
575,000 (c) Republic of Kenya Government International Bond 6.300 01/23/34 429,033
PLN 3,775,000 Republic of Poland Government International Bond 6.000 10/25/33 960,655
3,248,000 Republic of Poland Government International Bond 5.500 04/04/53 3,183,706
1,500,000 Republic of South Africa Government International
Bond
4.300 10/12/28 1,376,325
ZAR 19,500,000 Republic of South Africa Government International
Bond
8.875 02/28/35 902,667
ZAR 9,300,000 Republic of South Africa Government International
Bond
8.750 01/31/44 379,667
2,150,000 Republic of South Africa Government International
Bond
5.375 07/24/44 1,621,444
UZS 8,925,000 (c) Republic of Uzbekistan International Bond 14.000 07/19/24 711
UZS 5,990,000,000 (c) Republic of Uzbekistan International Bond 16.625 05/29/27 476,999
1,115,000 (c) Republic of Uzbekistan International Bond 7.850 10/12/28 1,150,245
1,000,000 (c),(d) Romanian Government International Bond 5.250 11/25/27 981,245
750,000 (c),(h) Romanian Government International Bond 5.875 01/30/29 745,200
1,425,000 (c) Romanian Government International Bond 4.000 02/14/51 981,113
3,150,000 (c) Rwanda International Government Bond 5.500 08/09/31 2,524,851
2,050,000 (c) Saudi Government International Bond 5.000 01/16/34 2,013,305
2,000,000 (c) Saudi Government International Bond 3.750 01/21/55 1,414,760
1,425,000 (c) Senegal Government International Bond 6.750 03/13/48 1,029,263
1,225,000 (c) Serbia Government International Bond 2.125 12/01/30 977,648
1,400,000 (c) Serbia Government International Bond 6.500 09/26/33 1,418,858
2,400,000 State of Israel 3.800 05/13/60 1,550,712
1,575,000 (d) Turkiye Government International Bond 7.625 05/15/34 1,584,844
1,250,000 (c) Ukraine Government International Bond 6.876 05/21/31 356,250
841,965 (c) Zambia Government International Bond 5.750 06/30/33 737,499
695,891 (c) Zambia Government International Bond 0.500 12/31/53 339,247
TOTAL FOREIGN GOVERNMENT BONDS 125,724,054
MORTGAGE BACKED - 23.4%
1,539,257 (a),(c) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 1,259,979
102,558 Citicorp Mortgage Securities, Inc 5.500 07/25/35 96,004
33,518,557 (a),(c) Citigroup Mortgage Loan Trust 0.155 02/25/52 280,446
3,757,091 (a),(c) Citigroup Mortgage Loan Trust 0.250 02/25/52 52,320
2,645,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 1.900% 7.235 12/25/41 2,679,098
2,480,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 4.500% 9.835 01/25/42 2,614,076
7,555,870 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.435 03/25/42 7,880,073
3,600,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 9.850% 14.823 03/25/42 4,131,620
9,165,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 4.650% 9.985 06/25/42 9,946,622
1,525,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.350% 8.685 01/25/43 1,613,628
550,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 5.350% 10.685 05/25/43 607,425
1,515,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.435 06/25/43 1,603,215
425,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 6.850% 12.185 06/25/43 477,413
2,665,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.900% 9.188 07/25/43 2,833,252
2,170,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.550% 8.885 10/25/43 2,272,244
24,200 Countrywide Alternative Loan Trust 5.000 12/25/56 21,597
272,128 (a) Countrywide Home Loan Mortgage Pass Through Trust 5.311 11/20/34 253,868
14,317 Countrywide Home Loan Mortgage Pass Through Trust 5.250 09/25/35 13,320
1,256,414 (a) Federal Home Loan Mortgage Corp (FHLMC) SOFR30A + 5.806% 0.472 03/15/44 98,557

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,669,572 FHLMC 3.500% 01/15/47 $ 3,191,449
710,634 FHLMC 4.000 10/15/47 652,309
1,244,515 FHLMC 4.000 11/15/47 1,135,220
3,613,128 FHLMC 4.000 01/15/48 3,353,628
3,420,505 FHLMC 4.000 03/15/48 3,126,343
1,052,463 FHLMC 4.000 04/15/48 973,716
3,147,937 FHLMC 4.000 04/15/48 2,862,158
2,682,528 (a) FHLMC SOFR30A + 9.737% 1.204 06/15/48 2,359,595
1,908,149 (a) FHLMC SOFR30A + 9.657% 1.124 10/15/48 1,572,106
33,070,171 FHLMC 3.000 11/01/49 28,665,054
2,119,681 FHLMC 2.000 09/25/50 274,052
2,828,849 FHLMC 3.000 10/25/50 1,957,505
13,870,703 FHLMC 2.500 02/25/51 2,312,213
3,604,044 FHLMC 2.500 05/25/51 2,185,379
4,358,186 FHLMC 2.500 11/01/51 3,574,809
3,438,783 FHLMC 3.000 11/01/51 2,975,971
5,259,996 FHLMC 3.000 11/01/51 4,575,484
650,404 FHLMC 3.000 11/01/51 569,446
956,824 FHLMC 3.000 11/01/51 832,306
2,901,754 FHLMC 3.000 02/01/52 2,471,759
3,943,177 FHLMC 3.000 03/01/52 3,358,211
5,827,520 FHLMC 2.500 04/01/52 4,784,041
2,184,526 FHLMC 3.000 04/01/52 1,883,183
3,004,132 FHLMC 4.000 04/01/52 2,753,955
3,573,598 FHLMC 3.500 05/01/52 3,182,285
498,765 FHLMC 3.000 06/01/52 426,824
3,694,332 FHLMC 3.000 06/01/52 3,145,989
420,411 FHLMC 3.500 06/01/52 373,340
6,135,344 FHLMC 4.500 06/01/52 5,792,211
6,037,787 FHLMC 4.500 07/01/52 5,700,108
1,446,590 FHLMC 4.000 08/25/52 1,162,011
218,146 FHLMC 3.000 10/01/52 185,689
2,650,347 FHLMC 4.500 10/25/52 2,381,382
3,194,169 FHLMC 5.500 11/25/52 3,103,708
2,580,351 FHLMC 3.500 12/01/52 2,284,894
1,630,002 FHLMC 5.500 02/25/53 1,591,803
12,477,420 FHLMC 5.500 08/01/53 12,321,998
293 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 293
84,727 FGLMC 7.000 12/01/33 87,225
14,271 FGLMC 4.500 10/01/34 13,724
22,656 FGLMC 7.000 05/01/35 23,340
840,746 FGLMC 5.000 06/01/36 831,261
328,831 FGLMC 4.500 10/01/44 316,623
56,343 FGLMC 4.500 11/01/44 54,251
102,166 FGLMC 4.500 11/01/44 98,373
55,425 FGLMC 4.500 12/01/44 53,428
59,526 FGLMC 4.500 12/01/44 57,316
494,864 FGLMC 3.500 04/01/45 450,341
1,792,222 FGLMC 3.500 08/01/45 1,634,271
1,017,330 FGLMC 3.500 10/01/45 923,221
1,136,923 FGLMC 4.500 06/01/47 1,095,927
1,116,356 FGLMC 4.000 09/01/47 1,042,374
1,299,067 FGLMC 3.500 12/01/47 1,177,358
7,147,903 FGLMC 4.500 08/01/48 6,879,807
80 Federal National Mortgage Association (FNMA) 9.000 11/01/25 80
1,875 FNMA 7.000 05/01/26 1,928
7,490 FNMA 7.000 07/25/26 7,450
448 FNMA 7.500 01/01/29 452
230 FNMA 7.500 02/01/30 233
803,915 FNMA 3.500 05/01/32 774,986
91,079 FNMA 7.000 07/01/32 93,671

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 22,053 FNMA 7.000% 07/01/32 $ 22,681
23,803 FNMA 4.500 10/01/33 23,050
1,092,466 FNMA 5.000 05/01/35 1,077,620
643,441 FNMA 5.000 10/01/35 635,181
486,832 FNMA 5.000 02/01/36 480,832
497,907 FNMA 5.500 11/01/38 499,735
4,968,421 FNMA 3.000 05/01/40 4,438,881
1,683,638 FNMA 3.500 05/01/40 1,560,515
154,423 FNMA 5.000 09/01/40 152,699
328,687 FNMA 5.000 05/01/41 324,612
2,174,894 FNMA 4.000 09/01/42 2,039,046
315,880 (a) FNMA 2.502 12/25/42 161,019
1,824,504 (a) FNMA SOFR30A + 5.836% 0.500 09/25/43 193,783
539,985 FNMA 4.500 02/01/44 519,850
136,671 FNMA 4.500 03/01/44 132,646
5,204,319 FNMA 4.000 05/01/44 4,904,814
519,827 FNMA 4.500 06/01/44 499,879
1,563,272 FNMA 4.500 10/01/44 1,503,277
410,639 FNMA 5.000 11/01/44 406,063
422,239 FNMA 4.000 01/01/45 395,863
148,875 FNMA 4.500 03/01/45 143,162
1,152,870 FNMA 3.500 05/01/45 1,049,904
1,249,715 FNMA 3.000 07/25/45 1,087,768
542,212 FNMA 3.500 01/01/46 491,421
355,691 FNMA 4.000 04/01/46 333,460
256,942 FNMA 3.500 06/01/46 232,606
2,945,686 FNMA 3.500 07/01/46 2,666,998
3,551,836 FNMA 3.500 07/01/46 3,232,544
69,137 FNMA 3.000 08/01/46 60,350
1,397,723 FNMA 3.000 10/01/46 1,193,865
974,818 FNMA 3.500 10/01/46 882,284
1,383,835 FNMA 4.500 05/01/47 1,344,237
1,047,670 FNMA 3.500 11/01/47 950,553
8,779,445 FNMA 3.500 01/01/48 7,946,358
4,610,546 FNMA 4.500 01/01/48 4,430,895
885,787 FNMA 4.500 02/01/48 851,454
2,465,242 FNMA 3.500 02/25/48 2,115,285
3,029,457 FNMA 4.500 05/01/48 2,910,157
2,166,914 FNMA 4.500 05/01/48 2,081,135
1,798,100 FNMA 4.000 07/25/48 1,643,782
4,870,531 FNMA 2.000 08/25/50 626,599
3,857,615 FNMA 2.000 10/25/50 2,524,448
12,249,426 FNMA 2.500 11/25/50 1,713,077
4,142,000 FNMA 3.000 12/25/50 711,995
76,399 FNMA 3.000 02/25/51 12,826
3,119,083 FNMA 3.000 09/01/51 2,700,594
5,558,718 FNMA 2.500 11/01/51 4,554,631
4,837,035 FNMA 2.500 11/25/51 594,497
4,087,466 FNMA 2.500 12/01/51 3,366,120
8,215,040 FNMA 2.500 02/01/52 6,799,737
1,871,957 FNMA 2.500 02/01/52 1,546,464
14,842,975 FNMA 3.500 02/01/52 13,267,552
10,720,168 FNMA 3.000 04/01/52 9,228,222
1,074,165 FNMA 3.000 04/01/52 914,963
862,054 FNMA 3.500 04/01/52 763,541
2,825,552 FNMA 3.000 05/01/52 2,429,928
1,337,513 FNMA 3.500 05/01/52 1,184,668
25,722,718 FNMA 4.000 05/01/52 23,578,819
1,506,651 FNMA 4.000 05/25/52 1,169,569
117,667 FNMA 3.000 06/01/52 100,219
5,084,268 FNMA 3.500 06/01/52 4,503,315

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 8,722,824 FNMA 3.500% 06/01/52 $ 7,759,444
10,372,195 FNMA 4.000 06/01/52 9,498,442
2,936,791 FNMA 4.500 06/01/52 2,772,673
1,731,990 FNMA 3.000 07/01/52 1,475,034
20,584,594 FNMA 4.000 07/01/52 18,838,073
30,065,059 FNMA 4.000 07/01/52 27,527,779
2,703,061 FNMA 4.500 07/01/52 2,552,002
1,798,094 FNMA 4.500 07/01/52 1,697,602
16,738,932 FNMA 4.500 07/01/52 15,782,746
3,993,098 FNMA 4.500 07/25/52 3,760,578
25,288,800 FNMA 5.000 08/01/52 24,501,213
2,354,190 FNMA 4.500 08/25/52 1,942,653
7,948,616 FNMA 3.500 09/01/52 7,038,479
60,974,340 FNMA 4.000 09/01/52 55,858,636
79,536,428 FNMA 4.500 09/01/52 75,044,156
17,464,896 FNMA 5.000 09/01/52 16,915,125
1,786,090 FNMA 4.000 09/25/52 1,461,706
2,076,599 FNMA 4.000 09/25/52 1,784,546
25,422,806 FNMA 4.000 10/01/52 23,265,740
17,955,547 FNMA 4.500 10/01/52 16,952,069
8,850,612 FNMA 5.000 10/01/52 8,569,046
1,963,421 FNMA 4.500 10/25/52 1,820,330
1,720,021 FNMA 4.500 10/25/52 1,538,799
4,281,152 FNMA 4.000 11/01/52 3,920,042
33,758,086 FNMA 4.500 11/01/52 31,841,438
3,144,860 FNMA 5.500 11/25/52 3,018,222
5,522,715 FNMA 5.500 12/01/52 5,449,603
146,694 FNMA 5.000 01/01/53 141,978
13,031,667 FNMA 5.000 02/01/53 12,607,349
8,557,129 FNMA 5.500 02/01/53 8,445,944
16,196,162 FNMA 5.000 04/01/53 15,666,296
3,059,352 FNMA 5.000 06/01/53 2,982,939
16,563,626 FNMA 5.500 06/01/53 16,343,308
27,891,867 FNMA 5.000 08/01/53 26,967,138
45,651,968 FNMA 5.500 10/01/53 45,031,148
489,205 FNMA 6.000 01/01/54 490,659
38,329 Government National Mortgage Association (GNMA) 5.000 02/15/33 38,294
66,004 GNMA 5.000 09/15/33 66,142
3,024,953 GNMA 3.700 10/15/33 2,874,093
6,778 GNMA 5.500 04/15/34 6,901
8,766 GNMA 5.000 04/15/38 8,749
6,909,864 GNMA 5.000 01/20/40 1,502,825
3,187,129 GNMA 4.500 03/20/40 575,279
5,161,347 GNMA 5.000 03/20/40 1,047,688
3,447,374 GNMA 2.500 12/20/43 2,997,416
1,187,432 GNMA 3.000 03/20/45 1,033,860
779,414 GNMA 4.500 12/20/45 771,744
1,929,674 GNMA 4.000 06/20/46 233,508
1,804,922 GNMA 5.000 09/20/46 343,782
2,754,382 (a) GNMA TSFR1M + 5.986% 0.647 03/20/50 341,595
5,445,462 GNMA 3.000 11/20/51 3,795,147
7,743,699 GNMA 3.000 12/20/51 5,249,994
5,067,840 GNMA 3.000 01/20/52 3,507,305
2,020,248 GNMA 2.500 02/20/52 1,647,784
6,408,019 GNMA 3.000 02/20/52 4,258,665
4,437,097 GNMA 4.000 04/20/52 3,674,182
5,131,883 GNMA 5.000 04/20/52 981,326
23,055,776 GNMA 3.500 07/20/52 20,700,327
2,267,043 GNMA 4.000 07/20/52 1,794,348
4,440,291 GNMA 4.000 08/20/52 4,103,186
12,354,073 GNMA 4.500 08/20/52 11,774,251

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 21,113,071 GNMA 4.000% 09/20/52 $ 19,510,165
3,572,685 GNMA 4.500 09/20/52 3,215,442
3,488,723 GNMA 4.500 09/20/52 3,145,687
1,998,262 GNMA 4.500 09/20/52 1,716,493
2,882,929 GNMA 4.500 09/20/52 2,624,418
3,828,413 GNMA 5.000 11/20/52 3,733,413
2,351,704 GNMA 4.500 02/20/53 2,044,246
2,065,745 GNMA 5.500 02/20/53 1,993,094
5,074,425 (a) GNMA SOFR30A + 6.950% 1.617 05/20/53 535,709
19,436,734 (a) GNMA SOFR30A + 26.100% 2.901 07/20/53 20,544,774
3,954,435 (a) GNMA SOFR30A + 23.205% 2.406 08/20/53 3,858,099
37,479,186 (a),(c) GS Mortgage-Backed Securities Trust 0.148 08/25/51 294,410
6,886,369 (a),(c) GS Mortgage-Backed Securities Trust 2.500 11/25/51 5,427,617
3,995,208 (a),(c) GS Mortgage-Backed Securities Trust 2.500 03/25/52 3,135,135
2,314,409 (a),(c) GS Mortgage-Backed Securities Trust 2.500 05/01/52 1,981,715
1,247,970 (a),(c) GS Mortgage-Backed Securities Trust 2.830 05/28/52 988,511
3,583,859 (a),(c) GS Mortgage-Backed Securities Trust 3.000 08/26/52 2,933,616
195,305 GSR Mortgage Loan Trust 6.000 01/25/35 171,014
50,841 (a) Impac CMB Trust TSFR1M + 0.774% 6.120 03/25/35 45,367
4,810,000 (a),(c) Imperial Fund Mortgage Trust 2.383 06/25/56 3,495,526
113,261 (a) JP Morgan Mortgage Trust 6.081 11/25/33 108,581
183,168 (a),(c) JP Morgan Mortgage Trust 3.500 05/25/47 159,857
302,052 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/48 259,396
90,851 (a),(c) JP Morgan Mortgage Trust 4.000 01/25/49 82,184
10,448,721 (a),(c) JP Morgan Mortgage Trust 0.122 06/25/51 67,853
18,385,991 (a),(c) JP Morgan Mortgage Trust 0.110 11/25/51 107,183
2,192,933 (a),(c) JP Morgan Mortgage Trust 2.500 11/25/51 1,723,583
18,171,285 (a),(c) JP Morgan Mortgage Trust 0.119 12/25/51 114,506
2,529,194 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 1,987,875
3,700,135 (a),(c) JP Morgan Mortgage Trust 2.500 01/25/52 2,908,202
4,358,184 (a),(c) JP Morgan Mortgage Trust 0.500 04/25/52 123,193
2,105,915 (a),(c) JP Morgan Mortgage Trust 3.344 04/25/52 1,725,233
1,347,786 (a),(c) JP Morgan Mortgage Trust 3.344 04/25/52 1,092,179
5,448,424 (a),(c) JP Morgan Mortgage Trust 2.500 06/25/52 4,275,508
8,318,429 (c) JP Morgan Mortgage Trust 0.224 07/25/52 94,784
5,893,178 (a),(c) JP Morgan Mortgage Trust 2.500 07/25/52 4,624,517
2,154,481 (a),(c) JP Morgan Mortgage Trust 3.250 07/25/52 1,813,417
6,019,343 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 4,927,513
3,991,066 (a),(c) JP Morgan Mortgage Trust 3.000 10/25/52 3,267,139
2,194,206 (a),(c) JP Morgan Mortgage Trust 3.000 11/25/52 1,798,945
1,127,081 (a),(c) JP Morgan Mortgage Trust 5.000 06/25/53 1,070,881
1,577,913 (a),(c) JP Morgan Mortgage Trust 5.500 06/25/53 1,529,762
297,664 Master Alternative Loan Trust 7.000 01/25/34 285,836
3,222,389 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 2,532,706
2,629,754 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,066,913
2,852,910 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,463,207
354,257 (a),(c) New Residential Mortgage Loan Trust 2.797 09/25/59 329,038
650,000 (a),(c) NLT Trust 2.569 08/25/56 446,775
2,360,534 (a),(c) OBX 3.000 01/25/52 1,932,246
2,700,000 (a),(c) Onslow Bay Mortgage Loan Trust 2.451 05/25/61 1,585,756
1,052,402 (a),(c) RCKT Mortgage Trust 3.007 09/25/51 806,896
6,045,495 (a),(c) RCKT Mortgage Trust 2.500 02/25/52 4,744,044
2,501,319 (a),(c) RCKT Mortgage Trust 3.000 05/25/52 2,047,613
93,650 (a),(c) Sequoia Mortgage Trust 4.000 06/25/49 85,021
577,816 (a),(c) Sequoia Mortgage Trust 3.500 12/25/49 501,086
2,289,962 (a),(c) Sequoia Mortgage Trust 2.500 06/25/51 1,816,991
261,594 (a),(c) Shellpoint Co-Originator Trust 3.500 10/25/47 231,734
3,420,000 (a),(c) Structured Agency Credit Risk Debt Note (STACR) SOFR30A + 2.400% 7.735 02/25/42 3,509,065
4,835,000 (a),(c) STACR SOFR30A + 4.750% 10.085 02/25/42 5,164,690
6,705,000 (a),(c) STACR SOFR30A + 2.900% 8.235 04/25/42 6,976,665
2,960,000 (a),(c) STACR SOFR30A + 5.650% 8.647 04/25/42 3,224,307

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 10,590,000 (a),(c) STACR SOFR30A + 3.350% 8.685% 05/25/42 $ 11,131,827
14,620,000 (a),(c) STACR SOFR30A + 4.500% 9.835 06/25/42 15,877,618
7,305,000 (a),(c) STACR SOFR30A + 4.000% 9.335 07/25/42 7,811,180
6,335,000 (a),(c) STACR SOFR30A + 3.700% 9.035 09/25/42 6,752,834
510,000 (a),(c) STACR SOFR30A + 3.100% 8.444 03/25/43 538,763
285,000 (a),(c) STACR SOFR30A + 3.250% 8.585 04/25/43 302,286
12,859 (a),(c) STACR 3.791 02/25/48 12,110
226,398 (a),(c) STACR 3.848 05/25/48 218,261
219,003 (a),(c) STACR 3.848 05/25/48 208,280
2,670,000 (a),(c) STACR SOFR30A + 4.800% 10.135 10/25/50 3,058,302
930,000 (a),(c) Verus Securitization Trust 3.207 11/25/59 861,054
13,031,000 (a),(c) Verus Securitization Trust 3.288 11/25/66 9,634,484
351,514 (c) Verus Securitization Trust (Step Bond) 1.733 05/25/65 330,646
1,188,592 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 974,481
7,455,208 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.312 08/25/51 6,036,213
TOTAL MORTGAGE BACKED 1,110,663,868
MUNICIPAL BONDS - 0.1%
4,195,000 Virgin Islands Water & Power Authority-Electric System 10.000 07/01/24 4,195,000
TOTAL MUNICIPAL BONDS 4,195,000
U.S. TREASURY SECURITIES - 17.5%
755,000 United States Treasury Note 0.375 07/15/24 753,552
3,980,000 United States Treasury Note 5.000 08/31/25 3,976,891
1,035,000 United States Treasury Note 4.875 11/30/25 1,033,828
5,750,000 United States Treasury Note 4.625 02/28/26 5,729,336
2,350,000 United States Treasury Note 4.500 03/31/26 2,337,699
23,535,000 United States Treasury Note 4.875 04/30/26 23,569,935
2,601,000 United States Treasury Note 3.625 05/15/26 2,547,964
900,000 United States Treasury Note 4.875 05/31/26 901,828
550,000 United States Treasury Note 4.375 08/15/26 546,391
3,060,000 United States Treasury Note 4.000 01/15/27 3,015,534
950,000 United States Treasury Note 4.500 04/15/27 948,590
3,000,000 United States Treasury Note 4.500 05/15/27 2,996,016
410,000 United States Treasury Note 1.375 10/31/28 361,537
50,291,000 United States Treasury Note 4.500 05/31/29 50,632,822
2,000,000 United States Treasury Note 3.500 04/30/30 1,912,187
1,635,000 United States Treasury Note 3.750 06/30/30 1,582,629
7,500,000 United States Treasury Note 4.000 07/31/30 7,357,031
19,750,000 United States Treasury Note 3.750 12/31/30 19,078,808
26,150,000 United States Treasury Note 4.000 01/31/31 25,623,935
8,548,300 United States Treasury Note 4.250 02/28/31 8,497,878
10,625,000 United States Treasury Note 4.125 03/31/31 10,485,132
3,000,000 United States Treasury Note 4.625 04/30/31 3,048,281
33,940,000 United States Treasury Note 3.375 05/15/33 31,454,160
25,570,000 United States Treasury Note 4.375 05/15/34 25,577,991
23,980,000 United States Treasury Note 2.250 05/15/41 17,349,905
38,000,000 United States Treasury Note 1.750 08/15/41 25,109,687
14,775,000 United States Treasury Note 2.000 11/15/41 10,150,310
154,896,900 United States Treasury Note 2.375 02/15/42 112,760,103
1,823,000 United States Treasury Note 3.250 05/15/42 1,515,938
4,800,000 United States Treasury Note 4.000 11/15/42 4,423,500
112,996,000 United States Treasury Note 3.875 02/15/43 102,137,791
9,440,000 United States Treasury Note 3.875 05/15/43 8,517,387
9,745,000 United States Treasury Note 4.375 08/15/43 9,406,209
31,850,000 United States Treasury Note 4.750 11/15/43 32,273,008
42,650,000 United States Treasury Note 4.500 02/15/44 41,836,984
21,600,000 (d) United States Treasury Note 4.625 05/15/44 21,559,500
135,110,000 United States Treasury Note 2.250 02/15/52 86,069,292
64,156,000 United States Treasury Note 3.625 02/15/53 54,577,709
59,915,000 United States Treasury Note 4.250 02/15/54 57,050,314

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 9,400,000 United States Treasury Note 4.625% 05/15/54 $ 9,530,719
TOTAL U.S. TREASURY SECURITIES 828,238,311
TOTAL GOVERNMENT BONDS 2,068,821,233
(Cost $2,251,722,290)
STRUCTURED ASSETS - 13.0%
ASSET BACKED - 4.0%
1,214,048 (c) AASET Trust 6.413 01/16/40 358,155
Series - 2020 1A (Class C)
2,100,000 (a),(c) AGL CLO 19 Ltd TSFR3M + 2.750% 8.075 07/21/35 2,106,957
Series - 2022 19A (Class B1)
3,100,000 (c) AMSR Trust 3.218 04/17/37 3,019,607
Series - 2020 SFR1 (Class E)
7,000,000 (a),(c) Apidos CLO XXIV TSFR3M + 1.612% 6.936 10/20/30 7,004,718
Series - 2016 24A (Class A2LX)
1,000,000 (a),(c) Apidos CLO XXIX TSFR3M + 1.812% 7.135 07/25/30 1,000,958
Series - 2018 29A (Class A2)
2,423,908 (c) Apollo aviation securitization 2.798 01/15/47 2,167,479
Series - 2021 2A (Class A)
955,000 (c) Avis Budget Rental Car Funding AESOP LLC 4.240 09/22/25 952,030
Series - 2019 2A (Class C)
2,797,000 (c) Avis Budget Rental Car Funding AESOP LLC 2.130 08/20/27 2,577,884
Series - 2021 1A (Class C)
5,075,000 (c) Avis Budget Rental Car Funding AESOP LLC 4.080 02/20/28 4,534,896
Series - 2021 2A (Class D)
1,000,000 (a),(c) Bonanza RE Ltd 3-Month US Treasury Bill + 4.910% 10.270 12/23/24 965,000
Series - 2020 A (Class A)
1,016,488 (c) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 978,688
Series - 2019 A (Class A)
451,735 (c) British Airways Pass Through Trust 8.375 11/15/28 472,507
Series - 2020 A (Class A)
1,800,598 (c) British Airways Pass Through Trust 3.800 09/20/31 1,692,101
Series - 2018 1 (Class AA)
3,146,885 (c) Capital Automotive REIT 1.920 08/15/51 2,885,707
Series - 2021 1A (Class A3)
2,456,250 (c) Cars Net Lease Mortgage Notes Series 3.100 12/15/50 2,214,770
Series - 2020 1A (Class A3)
2,500,000 (c) Cars Net Lease Mortgage Notes Series 4.690 12/15/50 2,209,604
Series - 2020 1A (Class B1)
1,250,000 (a),(c) Cayuga Park CLO Ltd TSFR3M + 6.262% 1.000 07/17/34 1,255,890
Series - 2020 1A (Class ER)
345,826 (a) C-BASS Trust TSFR1M + 0.274% 3.530 07/25/36 332,053
Series - 2006 CB6 (Class A1)
6,451,318 (a),(c) CBRE Realty Finance LIBOR 3 M + 0.300% 5.891 04/07/52 16,128
Series - 2007 1A (Class A2)
5,432 Centex Home Equity 5.540 01/25/32 5,347
Series - 2002 A (Class AF6)
4,375,000 (a),(c) CIFC Funding TSFR3M + 1.712% 7.040 04/15/34 4,379,607
Series - 2021 2A (Class B)
1,500,000 (a),(c) CIFC Funding Ltd TSFR3M + 2.562% 7.879 01/17/35 1,503,400
Series - 2014 4RA (Class BR)
1,675,000 (c) Cologix Data Centers US Issuer LLC 3.300 12/26/51 1,533,025
Series - 2021 1A (Class A2)
17,926 Countrywide Asset-Backed Certificates (Step Bond) 5.216 10/25/27 15,596
Series - 2002 S4 (Class A5)
9,850,000 (c) Crescendo Royalty Funding LP 3.567 12/20/51 9,211,092
Series - 2021 1 (Class A)
4,271,963 (c) DB Master Finance LLC 4.021 05/20/49 4,135,132
Series - 2019 1A (Class A2II)
3,095,625 (c) DB Master Finance LLC 4.352 05/20/49 2,931,437
Series - 2019 1A (Class A23)

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,315,625 (c) DB Master Finance LLC 2.045% 11/20/51 $ 2,126,113
Series - 2021 1A (Class A2I)
6,727,500 (c) DB Master Finance LLC 2.493 11/20/51 5,908,671
Series - 2021 1A (Class A2II)
554,352 (c) Diamond Resorts Owner Trust 2.700 11/21/33 526,623
Series - 2021 1A (Class C)
288,725 (c) Diamond Resorts Owner Trust 3.830 11/21/33 266,256
Series - 2021 1A (Class D)
2,847,425 (c) Domino's Pizza Master Issuer LLC 4.474 10/25/45 2,791,786
Series - 2015 1A (Class A2II)
1,492,313 (c) Domino's Pizza Master Issuer LLC 4.116 07/25/48 1,456,461
Series - 2018 1A (Class A2I)
301,607 (a),(c) Ellington Loan Acquisition Trust TSFR1M + 1.214% 6.560 05/25/37 299,053
Series - 2007 2 (Class A2C)
3,250,000 (a),(c) Elmwood CLO 26 Ltd TSFR3M + 3.600% 8.891 04/18/37 3,334,256
Series - 2024 1A (Class D)
210,115 (c) HERO Funding Trust 3.280 09/20/48 183,281
Series - 2017 2A (Class A1)
420,230 (c) HERO Funding Trust 4.070 09/20/48 375,842
Series - 2017 2A (Class A2)
4,525,000 (c) Hertz Vehicle Financing LLC 2.050 12/26/25 4,461,250
Series - 2021 1A (Class C)
3,750,000 (c) HIFI A2 3.939 02/01/62 3,531,518
Series - 2022 1A (Class A2)
341,851 (c) Hilton Grand Vacations Trust 4.000 02/25/32 334,679
Series - 2018 AA (Class C)
881,583 (c) Hilton Grand Vacations Trust 2.840 07/25/33 845,783
Series - 2019 AA (Class C)
20,629 (a) Home Equity Asset Trust TSFR1M + 1.614% 3.986 06/25/33 19,823
Series - 2003 1 (Class M1)
1,484,160 (c) Horizon Aircraft Finance II Ltd 3.721 07/15/39 1,357,069
Series - 2019 1 (Class A)
6,982,725 (c) Horizon Aircraft Finance III Ltd 3.425 11/15/39 6,045,978
Series - 2019 2 (Class A)
3,000,000 (c),(g) Industrial DPR Funding Ltd 5.380 04/15/34 2,565,930
Series - 2022 1A (Class 1)
499,977 (a),(c) Invitation Homes Trust TSFR1M + 1.364% 6.693 01/17/38 500,697
Series - 2018 SFR4 (Class B)
1,519,244 (c) Jonah Energy Abs I LLC 7.200 11/20/37 1,510,836
Series - 2022 1 (Class A1)
2,382,420 (c) Lunar Structured Aircraft Portfolio Notes 5.682 10/15/46 2,130,241
Series - 2021 1 (Class C)
1,000,000 (a),(c) Madison Park Funding XXXVI Ltd TSFR3M + 3.500% 5.981 04/15/35 1,005,244
Series - 2019 36A (Class D1R)
1,000,000 (a),(c) Magnetite XXIII Ltd TSFR3M + 6.562% 7.484 01/25/35 1,009,764
Series - 2019 23A (Class ER)
3,500,000 (a),(c) Magnetite XXIII Ltd TSFR3M + 2.312% 7.635 01/25/35 3,505,103
Series - 2019 23A (Class CR)
292,645 Mid-State Capital Trust 5.745 01/15/40 288,127
Series - 2005 1 (Class A)
800,000 (a),(c) MSCG Trust 3.577 06/07/35 711,168
Series - 2015 ALDR (Class C)
4,310,000 (a),(c) MSCG Trust 3.577 06/07/35 3,766,361
Series - 2015 ALDR (Class D)
781,242 (c) MVW LLC 2.230 05/20/39 718,815
Series - 2021 2A (Class C)
413,164 (c) MVW Owner Trust 3.900 01/21/36 412,386
Series - 2018 1A (Class C)
448,002 (c) MVW Owner Trust 3.330 11/20/36 433,726
Series - 2019 1A (Class C)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,730,000 (a),(c) Myers Park CLO Ltd TSFR3M + 1.862% 7.186% 10/20/30 $ 1,733,104
Series - 2018 1A (Class B1)
1,500,000 (c) NBC Funding LLC 4.970 07/30/51 1,366,594
Series - 2021 1 (Class B)
1,000,000 (c) Oak Street Investment Grade Net Lease Fund Series 4.230 01/20/51 893,586
Series - 2021 1A (Class B1)
1,000,000 (a),(c) Palmer Square CLO Ltd TSFR3M + 3.212% 5.462 01/15/35 1,002,123
Series - 2021 3A (Class D)
2,500,000 (a),(c) Palmer Square CLO Ltd TSFR3M + 3.050% 8.375 04/20/35 2,503,695
Series - 2022 1A (Class D)
600,000 (c) Progress Residential Trust 2.711 11/17/40 531,075
Series - 2021 SFR9 (Class D)
3,368,149 (c) Purewest Funding LLC 4.091 12/22/36 3,262,448
Series - 2021 1 (Class A1)
500,000 (a),(c) Residential Reinsurance 2021 Ltd 3-Month US Treasury Bill + 2.710% 8.078 06/06/25 479,600
Series - 2020 A (Class A)
500,000 (a),(c) Residential Reinsurance 2021 Ltd 3-Month US Treasury Bill + 3.880% 9.248 06/06/25 474,850
Series - 2020 A (Class A)
2,400,000 (a),(c) Sanders RE II Ltd 3-Month US Treasury Bill + 3.250% 3.250 04/07/25 2,311,200
Series - 2020 A (Class A)
635,995 (c) Settlement Fee Finance LLC 3.840 11/01/49 632,677
Series - 2019 1A (Class A)
115,673 (c) Sierra Timeshare Receivables Funding LLC 4.540 05/20/36 115,382
Series - 2019 2A (Class D)
932,198 (c) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 887,580
Series - 2021 1A (Class C)
167,586 (c) SolarCity LMC 4.800 11/20/38 164,091
Series - 2013 1 (Class A)
5,875,000 (c) Stack Infrastructure Issuer LLC 1.877 03/26/46 5,467,652
Series - 2021 1A (Class A2)
2,369,275 (c) START Ireland 5.095 03/15/44 2,151,966
Series - 2019 1 (Class B)
95,804 (a) Structured Asset Investment Loan Trust TSFR1M + 1.014% 6.360 09/25/34 90,998
Series - 2004 8 (Class M1)
10,300,000 (c) Subway Funding LLC 6.028 07/30/54 10,391,570
Series - 2024 1A (Class A2I)
5,250,000 (c) Taco Bell Funding LLC 4.970 05/25/46 5,148,682
Series - 2016 1A (Class A23)
4,563,713 (c) Taco Bell Funding LLC 1.946 08/25/51 4,149,271
Series - 2021 1A (Class A2I)
4,833,900 (c) Taco Bell Funding LLC 2.294 08/25/51 4,191,164
Series - 2021 1A (Class A2II)
2,500,000 (a),(c) TCW CLO Ltd LIBOR 3 M + 7.122% 6.985 07/25/34 2,509,728
Series - 2021 2A (Class E)
475,000 (c) Tricon American Homes Trust 2.049 07/17/38 442,416
Series - 2020 SFR1 (Class B)
3,673,829 United Airlines Pass Through Trust 3.700 03/01/30 3,333,788
Series - 2018 1 (Class A)
4,905,993 (c) Vine 2.790 11/15/50 4,364,052
Series - 2020 1A (Class A)
1,553,827 (c) Vine 6.420 11/15/50 1,436,537
Series - 2020 1A (Class C)
2,000,000 (a),(c) Vitality Re XII Ltd 3-Month US Treasury Bill + 2.250% 2.250 01/07/25 1,999,400
Series - 2020 A (Class A)
2,288,601 (c) Vivint Colar Financing V LLC 7.370 04/30/48 2,127,926
Series - 2018 1A (Class B)
6,544,359 (c) Wendys Funding LLC 3.884 03/15/48 6,148,417
Series - 2018 1A (Class A2II)
5,634,110 (c) Wendy's Funding LLC 2.370 06/15/51 4,910,647
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 188,104,827

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED - 9.0%
$ 149,298 (a),(c) Agate Bay Mortgage Trust 3.500% 09/25/45 $ 132,640
Series - 2015 6 (Class A9)
1,895,000 (a),(c) ARES Commercial Mortgage Trust TSFR1M + 1.692% 7.012 07/15/41 1,894,400
Series - 2024 IND (Class A)
1,500,000 (a),(c) Ashford Hospitality Trust TSFR1M + 2.022% 7.476 06/15/35 1,471,299
Series - 2018 KEYS (Class C)
2,000,000 (a) BANK 4.086 11/15/50 1,735,104
Series - 2017 BNK8 (Class B)
3,000,000 (c) BANK 2.500 10/17/52 1,920,665
Series - 2019 BN21 (Class D)
1,000,000 BANK 3.093 10/17/52 858,081
Series - 2019 BN21 (Class AS)
1,000,000 BANK 3.455 12/15/52 856,459
Series - 2019 BN23 (Class B)
2,000,000 BANK 1.925 12/15/53 1,608,309
Series - 2020 BN30 (Class A4)
4,000,000 (a) BANK 6.260 04/15/56 4,098,457
Series - 2023 5YR1 (Class A3)
1,725,000 BANK 5.769 06/15/57 1,750,907
Series - 2024 5YR7 (Class A3)
4,500,000 (a),(c) BBCMS Mortgage Trust 4.409 08/05/38 3,525,273
Series - 2018 CHRS (Class E)
1,769,000 (a),(c) Benchmark Mortgage Trust 2.791 09/15/48 1,441,432
Series - 2020 IG2 (Class AM)
2,800,000 (a),(c) Benchmark Mortgage Trust 3.229 09/15/48 2,254,100
Series - 2020 IG3 (Class AS)
5,000,000 (a),(c) Benchmark Mortgage Trust 3.654 09/15/48 4,485,929
Series - 2020 IG3 (Class BXA)
1,100,000 Benchmark Mortgage Trust 4.267 03/15/52 1,015,966
Series - 2019 B9 (Class AS)
2,000,000 (a) Benchmark Mortgage Trust 4.510 05/15/53 1,919,322
Series - 2018 B7 (Class A4)
9,100,000 (c) Benchmark Mortgage Trust 4.139 07/15/53 8,409,285
Series - 2020 B18 (Class AGNF)
6,500,000 (a) Benchmark Mortgage Trust 2.563 02/15/54 4,495,818
Series - 2021 B23 (Class C)
2,000,000 Benchmark Mortgage Trust 2.224 08/15/54 1,635,894
Series - 2021 B28 (Class A5)
2,000,000 Benchmark Mortgage Trust 5.626 04/15/56 1,985,396
Series - 2023 B38 (Class A2)
2,500,000 (a),(c) BXP Trust 2.868 01/15/44 1,708,742
Series - 2021 601L (Class D)
5,100,000 (c) Capital Automotive REIT 4.520 02/15/50 4,707,066
Series - 2020 1A (Class B2)
1,800,000 (a) CD Mortgage Trust 3.879 11/10/49 1,501,552
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust 4.109 11/10/49 755,710
Series - 2016 CD2 (Class C)
1,400,000 (a) CD Mortgage Trust 4.689 02/10/50 552,072
Series - 2017 CD3 (Class C)
6,296,164 (c) CF Hippolyta LLC 2.280 07/15/60 5,882,468
Series - 2020 1 (Class B1)
2,806,290 (c) CF Hippolyta LLC 2.600 07/15/60 2,350,477
Series - 2020 1 (Class B2)
10,131,311 (c) CF Hippolyta LLC 1.530 03/15/61 9,279,780
Series - 2021 1A (Class A1)
8,482,028 (c) CF Hippolyta LLC 1.980 03/15/61 7,572,303
Series - 2021 1A (Class B1)
218,116 (a),(c) CF Mortgage Trust 2.840 04/15/25 211,443
Series - 2020 P1 (Class A1)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 10,000,000 (a),(c) CF Mortgage Trust 3.603% 04/15/52 $ 6,733,898
Series - 2020 P1 (Class A2)
5,000,000 (a) CFCRE Commercial Mortgage Trust 3.502 11/10/49 4,643,607
Series - 2016 C6 (Class AM)
3,400,000 (a),(c) Citigroup Commercial Mortgage Trust TSFR1M + 2.014% 7.343 10/15/38 3,357,860
Series - 2021 PRM2 (Class D)
1,129,262 (a),(c) Citigroup Commercial Mortgage Trust 4.531 07/10/47 1,004,099
Series - 2014 GC23 (Class D)
2,600,000 (a) Citigroup Commercial Mortgage Trust 3.758 04/10/48 2,525,254
Series - 2015 GC29 (Class B)
1,650,000 (a) Citigroup Commercial Mortgage Trust 4.274 04/10/48 1,559,204
Series - 2015 GC29 (Class C)
2,717,806 Citigroup Commercial Mortgage Trust 4.233 04/10/49 2,561,375
Series - 2016 GC37 (Class B)
1,020,000 Citigroup Commercial Mortgage Trust 3.018 08/10/56 880,273
Series - 2019 GC41 (Class AS)
3,000,000 (a),(c) COMM Mortgage Trust 5.571 08/10/46 2,478,844
Series - 2013 LC13 (Class D)
4,230,912 (a) COMM Mortgage Trust 4.585 02/10/47 4,031,077
Series - 2014 CR14 (Class B)
1,120,000 COMM Mortgage Trust 4.174 05/10/47 1,074,585
Series - 2014 CR17 (Class AM)
3,465,600 COMM Mortgage Trust 4.377 05/10/47 3,269,414
Series - 2014 CR17 (Class B)
5,150,000 (a),(c) COMM Mortgage Trust 4.767 06/10/47 2,310,008
Series - 2014 UBS3 (Class D)
3,619,500 (a) COMM Mortgage Trust 4.456 07/15/47 3,564,793
Series - 2014 CR18 (Class B)
2,500,000 (c) COMM Mortgage Trust 3.000 03/10/48 1,661,953
Series - 2015 CR22 (Class E)
2,600,000 (a),(c) COMM Mortgage Trust 4.200 03/10/48 1,885,629
Series - 2015 CR22 (Class D)
3,340,500 (a) COMM Mortgage Trust 4.200 03/10/48 2,985,462
Series - 2015 CR22 (Class C)
2,500,000 (a) COMM Mortgage Trust 4.413 05/10/48 2,278,429
Series - 2015 CR23 (Class D)
2,500,000 (a) COMM Mortgage Trust 3.463 08/10/48 2,205,857
Series - 2015 CR24 (Class D)
3,000,000 (a) COMM Mortgage Trust 4.494 08/10/48 2,757,274
Series - 2015 CR24 (Class C)
2,500,000 (a) COMM Mortgage Trust 4.494 08/10/48 2,397,782
Series - 2015 CR24 (Class B)
3,175,000 (a) COMM Mortgage Trust 4.613 10/10/48 2,855,362
Series - 2015 CR26 (Class C)
7,610,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.500% 8.835 03/25/42 8,019,768
Series - 2022 R03 (Class 1M2)
2,475,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.000% 8.335 04/25/42 2,564,799
Series - 2022 R05 (Class 2M2)
2,500,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 7.000% 12.335 04/25/42 2,744,878
Series - 2022 R05 (Class 2B2)
15,720,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.850% 9.185 05/25/42 16,686,433
Series - 2022 R06 (Class 1M2)
3,565,000 (a),(c) Connecticut Avenue Securities Trust TSFR1M + 3.600% 8.935 07/25/42 3,781,430
Series - 2022 R08 (Class 1M2)
5,675,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 4.750% 10.085 09/25/42 6,199,100
Series - 2022 R09 (Class 2M2)
430,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 6.750% 12.085 09/25/42 480,892
Series - 2022 R09 (Class 2B1)
9,681,000 (a),(c) Connecticut Avenue Securities Trust SOFR30A + 3.750% 9.085 12/25/42 10,387,148
Series - 2023 R01 (Class 1M2)

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,000,000 (a),(c) CPT Mortgage Trust 3.097% 11/13/39 $ 2,877,736
Series - 2019 CPT (Class E)
1,850,000 (a),(c) Credit Suisse Mortgage Capital Certificates 3.388 10/25/59 1,705,762
Series - 2019 NQM1 (Class M1)
1,846,128 (a),(c) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 1,563,473
Series - 2021 NQM8 (Class A3)
3,340,000 CSAIL Commercial Mortgage Trust 3.505 04/15/50 3,299,134
Series - 2015 C1 (Class A4)
1,799,583 (a),(c) CSMC 2.130 05/25/65 1,251,374
Series - 2021 NQM1 (Class M1)
5,065,000 DBJPMortgage Trust 3.539 05/10/49 4,791,234
Series - 2016 C1 (Class AM)
1,997,675 (a),(c) ELP Commercial Mortgage Trust TSFR1M + 2.233% 7.562 11/15/38 1,967,067
Series - 2021 ELP (Class E)
815,826 (a),(c) Flagstar Mortgage Trust 3.985 10/25/47 716,787
Series - 2017 2 (Class B3)
33,516 (a),(c) Flagstar Mortgage Trust 4.000 09/25/48 30,805
Series - 2018 5 (Class A11)
1,257,335 (a),(c) Flagstar Mortgage Trust 2.500 04/25/51 988,983
Series - 2021 2 (Class A4)
1,651,456 (a),(c) Flagstar Mortgage Trust 2.500 06/01/51 1,297,998
Series - 2021 4 (Class A21)
7,960,090 (a),(c) Flagstar Mortgage Trust 3.000 10/25/51 6,515,839
Series - 2021 10IN (Class A17)
3,000,000 (a),(c) GS Mortgage Securities Corp II TSFR1M + 3.464% 8.793 11/15/36 2,958,524
Series - 2021 ARDN (Class E)
5,200,000 (a),(c) GS Mortgage Securities Corp Trust TSFR1M + 2.164% 7.493 11/15/36 5,101,709
Series - 2021 ARDN (Class C)
2,537,771 (a),(c) GS Mortgage Securities Trust 4.285 02/10/46 2,395,606
Series - 2013 GC10 (Class C)
2,250,000 (a) GS Mortgage Securities Trust 4.105 10/10/49 2,037,660
Series - 2016 GS3 (Class C)
3,725,000 (a) GS Mortgage Securities Trust 4.076 11/10/49 3,162,858
Series - 2016 GS4 (Class C)
2,000,000 (c) GS Mortgage Securities Trust 3.000 08/10/50 1,644,326
Series - 2017 GS7 (Class D)
3,800,000 (a) GS Mortgage Securities Trust 4.158 02/10/52 3,509,898
Series - 2019 GC38 (Class AS)
1,500,000 (a) GS Mortgage Securities Trust 4.761 02/10/52 1,341,035
Series - 2019 GC38 (Class C)
1,000,000 (a) GS Mortgage Securities Trust 3.405 02/13/53 851,082
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2.012 12/12/53 2,415,318
Series - 2020 GSA2 (Class A5)
108,342 (a),(c) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 99,299
Series - 2019 PJ2 (Class A4)
41,480 (a),(c) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 38,053
Series - 2019 PJ2 (Class A1)
235,030 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 196,102
Series - 2020 PJ4 (Class A4)
14,654,948 (a),(c) GS Mortgage-Backed Securities Corp Trust 0.262 03/27/51 182,244
Series - 2020 PJ5 (Class AX1)
418,118 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 349,369
Series - 2020 PJ5 (Class A4)
978,198 (a),(c) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 781,926
Series - 2020 PJ6 (Class A4)
5,209,057 (a),(c) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 4,097,292
Series - 2021 PJ5 (Class A4)
3,587,544 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 2,936,811
Series - 2022 PJ2 (Class A36)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 265,215 (a),(c) GS Mortgage-Backed Securities Trust 3.631% 05/25/50 $ 224,156
Series - 2020 PJ1 (Class B2)
8,198,776 (a),(c) GS Mortgage-Backed Securities Trust 2.500 01/25/52 6,444,006
Series - 2021 PJ7 (Class A4)
4,015,413 (a),(c) GS Mortgage-Backed Securities Trust 2.500 01/25/52 3,157,204
Series - 2021 PJ8 (Class A4)
1,484,627 (a),(c) GS Mortgage-Backed Securities Trust 2.721 01/25/52 1,147,182
Series - 2021 PJ7 (Class B2)
1,020,659 (a),(c) GS Mortgage-Backed Securities Trust 3.245 06/25/52 789,388
Series - 2022 LTV1 (Class B3)
2,088,186 (a),(c) GS Mortgage-Backed Securities Trust 3.000 07/25/52 1,709,313
Series - 2022 INV1 (Class A4)
3,665,354 (a),(c) GS Mortgage-Backed Securities Trust 3.000 09/25/52 3,000,324
Series - 2022 HP1 (Class A4)
2,530,504 (a),(c) GS Mortgage-Backed Securities Trust 3.000 10/25/52 2,071,504
Series - 2022 PJ5 (Class A36)
2,244,867 (a),(c) GS Mortgage-Backed Securities Trust 3.000 01/25/53 1,837,678
Series - 2022 PJ6 (Class A24)
3,332,107 (a),(c) GS Mortgage-Backed Securities Trust 3.500 02/25/53 2,844,525
Series - 2023 PJ1 (Class A24)
184,373 (c) GSMPS Mortgage Loan Trust 7.500 03/25/35 176,279
Series - 2005 RP2 (Class 1A2)
168,426 (c) GSMPS Mortgage Loan Trust 7.500 09/25/35 164,257
Series - 2005 RP3 (Class 1A2)
2,500,000 (a),(c) HTL Commercial Mortgage Trust 7.324 05/10/39 2,511,937
Series - 2024 T53 (Class C)
3,000,000 (a),(c) Hudson Yards Mortgage Trust 3.558 07/10/39 2,527,916
Series - 2019 30HY (Class D)
1,000,000 (a),(c) Hudson Yards Mortgage Trust 3.041 12/10/41 813,202
Series - 2019 55HY (Class D)
1,490,000 (a),(c) Hudson Yards Mortgage Trust 3.041 12/10/41 1,153,605
Series - 2019 55HY (Class F)
569,624 (a),(c) Imperial Fund Mortgage Trust 2.051 10/25/55 514,943
Series - 2020 NQM1 (Class A3)
440,000 (a),(c) Imperial Fund Mortgage Trust 3.531 10/25/55 378,470
Series - 2020 NQM1 (Class M1)
27,604 (a) JP Morgan Alternative Loan Trust TSFR1M + 0.674% 6.020 04/25/47 26,089
Series - 2007 S1 (Class A1)
269,413 (a),(c) JP Morgan Chase Commercial Mortgage Securities
Corp
4.115 01/15/46 251,821
Series - 2013 C13 (Class D)
3,313,918 JP Morgan Chase Commercial Mortgage Securities
Corp
3.379 09/15/50 3,266,118
Series - 2017 JP7 (Class A3)
1,000,000 (c) JP Morgan Chase Commercial Mortgage Securities
Trust
3.267 01/16/37 697,800
Series - 2020 NNN (Class CFX)
2,140,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2.822 08/15/49 2,024,592
Series - 2016 JP2 (Class A4)
833,186 (a),(c) JP Morgan Mortgage Trust 6.646 12/25/44 803,965
Series - 2015 1 (Class B1)
59,434 (a),(c) JP Morgan Mortgage Trust 3.500 05/25/45 53,162
Series - 2015 3 (Class A19)
307,714 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/45 272,533
Series - 2015 6 (Class A13)
637,314 (a),(c) JP Morgan Mortgage Trust 3.500 09/25/48 547,919
Series - 2018 3 (Class A13)
924,283 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/48 801,521
Series - 2018 5 (Class A13)
656,235 (a),(c) JP Morgan Mortgage Trust 5.518 10/26/48 653,625
Series - 2017 5 (Class A2)

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 117,932 (a),(c) JP Morgan Mortgage Trust 4.000% 02/25/49 $ 106,695
Series - 2018 9 (Class A13)
182,039 (a),(c) JP Morgan Mortgage Trust 4.000 05/25/49 167,155
Series - 2019 1 (Class A15)
2,332,414 (a),(c) JP Morgan Mortgage Trust 3.821 06/25/50 2,015,387
Series - 2020 1 (Class B2)
12,053,361 (a),(c) JP Morgan Mortgage Trust 0.138 07/25/51 88,567
Series - 2021 3 (Class AX1)
8,508,788 (a),(c) JP Morgan Mortgage Trust 0.131 08/25/51 59,398
Series - 2021 4 (Class AX1)
978,242 (a),(c) JP Morgan Mortgage Trust 2.881 08/25/51 763,410
Series - 2021 4 (Class B2)
16,354,717 (a),(c) JP Morgan Mortgage Trust 0.135 10/25/51 121,684
Series - 2021 6 (Class AX1)
2,924,581 (a),(c) JP Morgan Mortgage Trust 2.500 10/25/51 2,300,390
Series - 2021 6 (Class A15)
4,462,797 (a),(c) JP Morgan Mortgage Trust 0.400 12/25/51 99,550
Series - 2021 INV2 (Class AX4)
975,538 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 766,745
Series - 2021 10 (Class A15)
1,051,955 (a),(c) JP Morgan Mortgage Trust 2.500 02/25/52 825,494
Series - 2021 12 (Class A15)
1,582,007 (a),(c) JP Morgan Mortgage Trust 2.500 05/25/52 1,241,439
Series - 2021 14 (Class A15)
1,022,432 (a),(c) JP Morgan Mortgage Trust 2.927 05/25/52 830,812
Series - 2021 LTV2 (Class A3)
1,562,746 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 1,279,284
Series - 2022 2 (Class A25)
2,133,473 (a),(c) JP Morgan Mortgage Trust 3.000 09/25/52 1,745,158
Series - 2022 INV3 (Class A6)
4,010,301 (a),(c) JP Morgan Mortgage Trust 3.500 09/25/52 3,428,485
Series - 2022 LTV2 (Class A6)
2,852,198 (a),(c) JP Morgan Mortgage Trust 3.000 12/25/52 2,334,847
Series - 2022 7 (Class 1A17)
959,752 (a),(c) JP Morgan Mortgage Trust 4.000 12/25/52 858,313
Series - 2022 7 (Class 2A6A)
19,010 JPMBB Commercial Mortgage Securities Trust 3.657 09/15/47 18,961
Series - 2014 C23 (Class ASB)
2,500,000 JPMBB Commercial Mortgage Securities Trust 4.110 09/15/47 2,386,560
Series - 2014 C22 (Class AS)
1,688,355 (a) JPMBB Commercial Mortgage Securities Trust 4.602 09/15/47 1,668,551
Series - 2014 C23 (Class B)
1,550,000 (a) JPMBB Commercial Mortgage Securities Trust 4.602 09/15/47 1,501,685
Series - 2014 C23 (Class C)
1,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.694 09/15/47 932,256
Series - 2014 C22 (Class B)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3.634 02/15/48 4,682,866
Series - 2015 C27 (Class AS)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 3,341,795
Series - 2015 C31 (Class AS)
6,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 5,377,002
Series - 2015 C31 (Class B)
2,500,000 (a),(c) JPMBB Commercial Mortgage Securities Trust 4.358 03/17/49 2,140,357
Series - 2016 C1 (Class D1)
2,800,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 2,053,028
Series - 2020 COR7 (Class AS)
8,000,000 (c) Liberty Street Trust 3.597 02/10/36 7,421,597
Series - 2016 225L (Class A)
877,244 (c) Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 841,408
Series - 2014 C19 (Class LNC2)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,682,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.000% 12/15/47 $ 3,576,581
Series - 2014 C19 (Class B)
2,140,000 (a) Morgan Stanley Capital I Trust 3.779 05/15/48 2,092,660
Series - 2015 MS1 (Class A4)
129,081 (a) Morgan Stanley Capital I Trust 6.282 12/12/49 46,146
Series - 2007 IQ16 (Class AJFX)
300,000 Morgan Stanley Capital I Trust 3.587 12/15/50 281,895
Series - 2017 HR2 (Class A4)
2,150,000 (a) Morgan Stanley Capital I Trust 4.429 07/15/51 2,036,748
Series - 2018 H3 (Class AS)
904,852 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 782,301
Series - 2021 4 (Class A4)
1,372,789 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 4.000 02/25/53 1,213,127
Series - 2023 1 (Class A7)
1,500,000 (c) MRCD Mortgage Trust 2.718 12/15/36 952,650
Series - 2019 PARK (Class E)
9,422,316 (a),(c) Natixis Commercial Mortgage Securities Trust TSFR1M + 1.579% 5.915 07/15/36 8,795,555
Series - 2019 MILE (Class A)
3,000,000 (a),(c) Natixis Commercial Mortgage Securities Trust TSFR1M + 3.579% 8.908 07/15/36 2,180,620
Series - 2019 MILE (Class E)
4,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust TSFR1M + 4.329% 9.658 07/15/36 3,032,991
Series - 2019 MILE (Class F)
1,680,554 (a),(c) New Residential Mortgage Loan Trust 3.514 03/25/52 1,322,872
Series - 2022 INV1 (Class B4)
67,663 (a) New York Mortgage Trust TSFR1M + 0.594% 5.940 02/25/36 66,204
Series - 2005 3 (Class A1)
4,665,000 (a),(c) NRTH Mortgage Trust TSFR1M + 1.641% 6.970 03/15/41 4,661,383
Series - 2024 PARK (Class A)
4,857,864 (a),(c) OBX Trust 2.500 07/25/51 3,818,144
Series - 2021 J2 (Class A19)
3,870,407 (a),(c) OBX Trust 3.500 08/25/52 3,347,527
Series - 2022 J2 (Class A1)
3,732,160 (a),(c) OBX Trust 4.000 10/25/52 3,296,897
Series - 2022 INV5 (Class A13)
282,550 (a),(c) OBX Trust TSFR1M + 0.764% 4.658 06/25/57 273,859
Series - 2018 1 (Class A2)
1,458,235 (a),(c) Oceanview Mortgage Trust 2.500 05/25/51 1,147,005
Series - 2021 1 (Class A19)
1,024,710 (a),(c) Oceanview Mortgage Trust 4.500 11/25/52 946,312
Series - 2022 1 (Class A1)
5,700,000 (c) One Bryant Park Trust 2.516 09/15/54 4,835,438
Series - 2019 OBP (Class A)
3,160,017 (a),(c) OPEN Trust TSFR1M + 5.236% 10.565 10/15/28 3,181,685
Series - 2023 AIR (Class C)
1,500,000 (a),(c) PKHL Commercial Mortgage Trust TSFR1M + 0.994% 6.323 07/15/38 1,432,924
Series - 2021 MF (Class A)
1,332,840 (a),(c) RCKT Mortgage Trust 3.500 06/25/52 1,137,742
Series - 2022 4 (Class A22)
142,657 (a),(c) Sequoia Mortgage Trust 3.500 05/25/45 126,373
Series - 2015 2 (Class A1)
178,312 (a),(c) Sequoia Mortgage Trust 3.500 06/25/46 157,660
Series - 2016 1 (Class A19)
537,321 (a),(c) Sequoia Mortgage Trust 3.500 02/25/47 470,984
Series - 2017 2 (Class A19)
1,080,530 (a),(c) Sequoia Mortgage Trust 3.724 09/25/47 985,682
Series - 2017 6 (Class B1)
203,615 (a),(c) Sequoia Mortgage Trust 3.500 03/25/48 177,927
Series - 2018 3 (Class A1)
15,804 (a),(c) Sequoia Mortgage Trust 4.000 09/25/48 14,468
Series - 2018 7 (Class A19)

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,655,597 (a),(c) Sequoia Mortgage Trust 3.000% 04/25/50 $ 1,370,458
Series - 2020 3 (Class A19)
2,500,000 (c) SLG Office Trust 2.851 07/15/41 1,924,644
Series - 2021 OVA (Class E)
2,524,425 (a),(c) Verus Securitization Trust 2.240 10/25/66 2,124,410
Series - 2021 7 (Class A3)
1,500,000 (a),(c) VNDO Trust 4.033 01/10/35 1,346,598
Series - 2016 350P (Class E)
364,285 (c) VSE VOI Mortgage LLC 4.020 02/20/36 361,395
Series - 2018 A (Class C)
5,947 (a) Washington Mutual Mortgage Pass-Through
Certificates Trust
5.664 08/25/38 5,730
Series - 2004 RA3 (Class 2A)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4.254 05/15/48 1,776,237
Series - 2015 NXS1 (Class D)
1,200,000 (c) Wells Fargo Commercial Mortgage Trust 3.153 09/15/57 1,096,740
Series - 2015 NXS3 (Class D)
62,040 (a),(c) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 57,329
Series - 2019 2 (Class A17)
273,058 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 228,399
Series - 2020 4 (Class A17)
6,400,340 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 5,030,486
Series - 2021 2 (Class A17)
1,201,444 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 942,802
Series - 2022 2 (Class A18)
1,535,448 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 1,256,862
Series - 2022 INV1 (Class A18)
2,659,662 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 2,270,346
Series - 2022 INV1 (Class A17)
5,277,000 WFRBS Commercial Mortgage Trust 3.607 11/15/47 5,231,432
Series - 2014 C24 (Class A5)
81,899 (a),(c) WinWater Mortgage Loan Trust 3.924 06/20/44 66,791
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 426,755,072
TOTAL STRUCTURED ASSETS 614,859,899
(Cost $680,150,372)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
ENERGY - 0.0%
1,538 (g),(i) Cloud Peak Energy, Inc 15
TOTAL ENERGY 15
MATERIALS - 0.0%
415,953 (i) Petra Diamonds Ltd 210,848
TOTAL MATERIALS 210,848
SOFTWARE & SERVICES - 0.0%
1,010 (i) Avaya, Inc 6,565
4,815 (i) Avaya, Inc 31,298
TOTAL SOFTWARE & SERVICES 37,863
TOTAL COMMON STOCKS 248,726
(Cost $457,866)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
34,686 Morgan Stanley 868,884

See Notes to Portfolios of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
139,125 Morgan Stanley $ 3,631,163
TOTAL FINANCIAL SERVICES 4,500,047
TOTAL PREFERRED STOCKS 4,500,047
(Cost $4,394,529)
TOTAL LONG-TERM INVESTMENTS 4,612,590,802
(Cost $4,999,149,418)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.2%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0.000% 08/14/24 4,965,827
5,000,000 Tennessee Valley Authority (TVA) 0.000 07/10/24 4,991,259
TOTAL GOVERNMENT AGENCY DEBT 9,957,086
REPURCHASE AGREEMENT - 0.8%
38,099,000 (j) Fixed Income Clearing Corporation 5.320 07/01/24 38,099,000
TOTAL REPURCHASE AGREEMENT 38,099,000
TREASURY DEBT - 0.4%
43,000 United States Treasury Bill 0.000 07/05/24 42,975
10,000,000 United States Treasury Bill 0.000 07/30/24 9,957,708
5,000,000 United States Treasury Bill 0.000 08/13/24 4,968,696
UYU 19,500,000 Uruguay Monetary Regulation Bill 0.000 08/14/24 489,113
TOTAL TREASURY DEBT 15,458,492
TOTAL SHORT-TERM INVESTMENTS 63,514,578
(Cost $63,533,882)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
55,903,161 (k) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (l) 55,903,161
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 55,903,161
(Cost $55,903,161)
TOTAL INVESTMENTS - 99.8% 4,732,008,541
(Cost $5,118,586,461)
OTHER ASSETS & LIABILITIES, NET - 0.2% 11,754,640
NET ASSETS - 100.0% $ 4,743,763,181

Nuveen Core Plus Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
BRL Brazilian Real
COP Colombia Peso
DOP Dominican Republic Peso
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,307,121,286 or 27.6% of Total Investments.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $56,580,329.
(e)
Perpetual security
(f)
Payment in Kind Bond
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)
Non-income producing
(j) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $38,115,891 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $38,861,135.
(k)
Investments made with cash collateral received from securities on loan.
(l)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 2,748,025 EUR 2,552,064 Morgan Stanley Capital Services 07/16/24  $ 12,797
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS42V1-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 06/20/29 $45,000,000 $2,878,117 $2,963,926 $(85,809)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See Notes to Portfolios of Investments
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS42V1-5Y
Credit event
as specified in
contract 1.000%
Citigroup Global Markets,
Inc Quarterly 06/20/29 $50,000,000 $(3,197,908) $(3,419,485) $221,577
CDX-NAHYS42V1-5Y
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 06/20/29 40,000,000 (2,558,326) (2,748,300) 189,974
Total $(5,756,234) $(6,167,785) $ 411,551
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund June 30, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.0%
LONG-TERM MUNICIPAL BONDS - 97.0%
ALABAMA
-
1 .1%
$ 220,000 City of Andalusia AL 4 .000% 10/01/33 $ 223,766
500,000 City of Birmingham AL 5 .000 12/01/30 532,153
600,000 County of Jefferson AL Sewer Revenue 5 .000 10/01/39 659,132
630,000 County of Mobile AL 5 .000 02/01/34 681,175
250,000 Jackson County Board of Education 3 .000 03/01/39 213,019
TOTAL ALABAMA 2,309,245
ALASKA
-
0 .2%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 511,177
TOTAL ALASKA 511,177
ARIZONA
-
0 .7%
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 165,556
190,000 Pinal County Electric District No 3 5 .000 07/01/33 195,125
1,005,000 Salt River Project Agricultural Improvement & Power
District
5 .000 01/01/38 1,061,044
TOTAL ARIZONA 1,421,725
ARKANSAS
-
0 .5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,059,529
TOTAL ARKANSAS 1,059,529
CALIFORNIA
-
6 .2%
365,000 California Educational Facilities Authority 5 .000 12/01/29 386,950
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,528,206
185,000 California Municipal Finance Authority 4 .000 07/15/29 184,914
225,000 (a) California Statewide Communities Development
Authority
5 .000 12/01/28 232,624
115,000 City & County of San Francisco CA 3 .000 06/15/24 114,900
2,500,000 City of Los Angeles Department of Airports 5 .000 05/15/33 2,718,584
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/35 1,086,951
1,595,000 Hayward Area Recreation & Park District 5 .000 08/01/31 1,696,367
1,560,000 Rancho Water District Financing Authority 5 .000 08/01/30 1,661,087
285,000 Riverside Public Financing Authority Loc Measure A
Sales Tax Revenue
5 .000 06/01/30 318,235
800,000 Sacramento City Unified School District 5 .000 08/01/39 878,087
2,475,000 State of California 4 .000 03/01/36 2,569,767
TOTAL CALIFORNIA 13,376,672
COLORADO
-
0 .7%
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 1,001,405
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 252,492
310,000 Denver Health & Hospital Authority 5 .000 12/01/28 321,986
TOTAL COLORADO 1,575,883
CONNECTICUT
-
4 .1%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,243,958
765,000 Capital Region Development Authority 5 .000 06/15/33 806,557
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,071,821
630,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/29 644,000
330,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/30 337,286

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
CONNECTICUT—continued
$ 350,000 Connecticut State Health & Educational Facilities
Authority
5 .000% 07/01/32 $ 363,273
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/33 363,141
1,540,000 State of Connecticut 3 .000 01/15/36 1,424,548
255,000 State of Connecticut 5 .000 11/15/38 285,686
200,000 State of Connecticut 5 .000 01/15/39 226,234
1,000,000 State of Connecticut Special Tax Revenue 5 .000 05/01/34 1,099,267
TOTAL CONNECTICUT 8,865,771
DISTRICT OF COLUMBIA
-
0 .8%
1,435,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/32 1,517,261
300,000 Washington Metropolitan Area Transit Authority 5 .000 07/01/32 311,637
TOTAL DISTRICT OF COLUMBIA 1,828,898
FLORIDA
-
9 .2%
2,500,000 Brevard County School District 5 .000 07/01/31 2,614,474
210,000 City of Mount Dora FL Fire Protection Assessment
Revenue
5 .000 05/01/30 220,365
1,000,000 County of Miami-Dade FL Water & Sewer System
Revenue
5 .000 10/01/32 1,135,419
550,000 County of Okaloosa FL Sales Tax Revenue 5 .000 10/01/33 593,420
2,500,000 Duval County Public Schools 5 .000 07/01/31 2,752,198
500,000 (a) Florida Development Finance Corp 12 .000 07/15/32 532,447
1,000,000 Florida Development Finance Corp 5 .000 07/01/41 1,036,715
1,210,000 (a) Florida Development Finance Corp 8 .250 07/01/57 1,254,687
1,200,000 Greater Orlando Aviation Authority 4 .000 10/01/35 1,204,678
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 182,236
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 197,828
400,000 Hillsborough County Port District 5 .000 06/01/29 418,487
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,045,657
250,000 Palm Beach County School District 5 .000 08/01/39 281,866
500,000 School District of Broward County 5 .000 07/01/31 509,707
2,040,000 School District of Broward County 5 .000 07/01/32 2,231,587
2,500,000 State of Florida 5 .000 06/01/35 2,971,647
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 563,894
TOTAL FLORIDA 19,747,312
GEORGIA
-
3 .7%
2,500,000 City of Atlanta GA Department of Aviation 4 .000 07/01/34 2,511,926
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 990,633
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,225,576
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,034,570
1,165,000 Main Street Natural Gas, Inc 5 .000 06/01/28 1,207,483
1,000,000 Main Street Natural Gas, Inc 5 .000 12/01/30 1,057,644
TOTAL GEORGIA 8,027,832
GUAM
-
0 .2%
200,000 Port Authority of Guam 5 .000 07/01/29 207,563
200,000 Port Authority of Guam 5 .000 07/01/30 207,535
TOTAL GUAM 415,098
HAWAII
-
0 .5%
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/41 1,005,132
TOTAL HAWAII 1,005,132
ILLINOIS
-
11 .6%
500,000 Chicago Housing Authority 5 .000 01/01/33 520,982
1,250,000 City of Chicago IL 5 .000 01/01/29 1,319,450
3,315,000 City of Chicago IL 5 .000 01/01/29 3,499,182
270,000 City of LeRoy IL 3 .000 12/01/35 234,010

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
ILLINOIS—continued
$ 200,000 City of Waukegan IL Water & Sewer System Revenue 5 .000% 12/30/31 $ 214,802
1,750,000 County of Cook IL 5 .000 11/15/31 1,806,455
1,355,000 County of Cook IL Sales Tax Revenue 4 .000 11/15/39 1,320,222
2,000,000 Illinois Finance Authority 5 .000 10/01/34 2,029,263
475,000 Illinois Finance Authority 5 .000 10/01/36 484,922
1,825,000 Illinois State Toll Highway Authority 5 .000 01/01/37 2,109,185
275,000 Illinois State Toll Highway Authority 5 .000 01/01/39 313,547
225,000 Madison & Jersey Counties Unit School District No
11-Alton
5 .000 12/01/30 233,992
300,000 Metropolitan Pier & Exposition Authority 5 .000 12/15/34 312,644
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,717,142
1,655,000 State of Illinois 4 .000 02/01/30 1,672,330
1,500,000 State of Illinois 5 .000 03/01/37 1,619,529
1,043,000 Village of Bolingbrook IL 4 .000 03/01/30 1,046,768
250,000 Village of Broadview IL 5 .000 12/01/28 259,623
200,000 Village of Broadview IL 5 .000 12/01/29 207,838
545,000 Village of Broadview IL 5 .000 12/01/30 567,135
745,000 Village of Broadview IL 5 .000 12/01/33 778,821
1,005,000 Village of Lyons IL 4 .000 12/01/36 1,021,431
500,000 Village of Matteson IL 5 .000 12/01/35 525,685
TOTAL ILLINOIS 24,814,958
INDIANA
-
1 .7%
500,000 Brownsburg 1999 School Building Corp 5 .000 01/15/30 528,013
1,045,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/37 1,265,292
1,000,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/39 1,196,255
550,000 New Castle Middle School Building Corp 5 .000 07/15/30 591,929
TOTAL INDIANA 3,581,489
IOWA
-
1 .8%
3,470,000 Iowa Finance Authority 5 .000 08/01/37 3,838,694
TOTAL IOWA 3,838,694
KENTUCKY
-
1 .3%
200,000 Kentucky State Property & Building Commission 3 .500 05/01/32 194,976
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,281,629
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,278,105
TOTAL KENTUCKY 2,754,710
LOUISIANA
-
0 .9%
500,000 New Orleans Aviation Board 5 .000 10/01/33 528,620
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,315,275
TOTAL LOUISIANA 1,843,895
MASSACHUSETTS
-
0 .8%
1,500,000 Commonwealth of Massachusetts 5 .000 01/01/39 1,711,804
TOTAL MASSACHUSETTS 1,711,804
MICHIGAN
-
3 .9%
200,000 City of Monroe MI 4 .000 05/01/36 203,336
1,000,000 City of Southfield MI 4 .000 05/01/29 1,019,596
4,380,000 Michigan State Housing Development Authority 4 .500 12/01/38 4,458,098
385,000 Wayne County Airport Authority 5 .000 12/01/29 412,383
2,270,000 Wayne-Westland Community Schools 4 .000 11/01/38 2,299,263
TOTAL MICHIGAN 8,392,676
MINNESOTA
-
4 .0%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,089,796
70,000 Duluth Economic Development Authority 5 .000 02/15/33 72,220
250,000 Forest Lake Independent School District No 831 3 .000 02/01/30 247,909
400,000 Hawley Independent School District No 150 5 .000 02/01/38 431,916

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
MINNESOTA—continued
$ 1,500,000 Howard Lake-Waverly-Winsted Independent School
District No 2687
5 .000% 02/01/36 $ 1,692,930
1,695,000 Le Sueur-Henderson Independent School District No
2397
5 .000 02/01/31 1,898,678
2,500,000 Osseo Independent School District No 279 5 .000 02/01/35 2,826,932
285,000 Plymouth Intermediate District No 287 4 .000 05/01/31 286,754
TOTAL MINNESOTA 8,547,135
MISSISSIPPI
-
2 .0%
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,020,914
800,000 Mississippi Development Bank 4 .000 10/01/38 794,837
2,485,000 State of Mississippi Gaming Tax Revenue 5 .000 10/15/33 2,578,321
TOTAL MISSISSIPPI 4,394,072
MISSOURI
-
0 .5%
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 467,380
555,000 North Kansas City School District No 74 3 .000 03/01/32 513,200
TOTAL MISSOURI 980,580
NEVADA
-
0 .4%
700,000 County of Clark NV 3 .125 11/01/35 657,660
200,000 State of Nevada 3 .125 02/01/31 189,747
TOTAL NEVADA 847,407
NEW JERSEY
-
6 .1%
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,688,344
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,025,407
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 808,852
3,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/34 3,172,099
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,770,053
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 1,029,821
500,000 South Jersey Port Corp 5 .000 01/01/48 510,131
1,300,000 Toms River Board of Education 3 .000 07/15/38 1,144,324
TOTAL NEW JERSEY 13,149,031
NEW MEXICO
-
0 .5%
1,040,000 New Mexico Finance Authority 5 .000 06/15/31 1,043,276
TOTAL NEW MEXICO 1,043,276
NEW YORK
-
4 .5%
2,500,000 City of New York NY 5 .000 08/01/30 2,762,723
650,000 City of New York NY 5 .000 08/01/39 696,286
200,000 Long Island Power Authority 3 .000 09/01/36 188,626
545,000 Metropolitan Transportation Authority 4 .000 11/15/34 545,212
220,000 Metropolitan Transportation Authority 4 .000 11/15/37 220,114
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,302,825
200,000 New York City Municipal Water Finance Authority 3 .500 06/15/32 198,751
350,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
4 .000 05/01/37 351,171
125,000 New York State Dormitory Authority 5 .000 07/01/38 137,290
305,000 New York State Urban Development Corp 5 .000 03/15/38 322,378
375,000 New York Transportation Development Corp 5 .000 07/01/30 375,373
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,083,037
715,000 New York Transportation Development Corp 5 .000 01/01/36 736,489
140,000 New York Transportation Development Corp 5 .500 06/30/39 152,265
500,000 Triborough Bridge & Tunnel Authority 5 .000 11/15/37 568,265
100,000 Watervliet City School District 3 .500 06/15/34 94,318
TOTAL NEW YORK 9,735,123
NORTH CAROLINA
-
0 .9%
100,000 Appalachian State University 3 .000 10/01/31 93,526
250,000 Charlotte-Mecklenburg Hospital Authority 5 .000 01/15/30 273,415

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
NORTH CAROLINA—continued
$ 300,000 Greenville Utilities Commission 5 .000% 08/01/31 $ 328,350
300,000 North Carolina Housing Finance Agency 4 .000 07/01/39 299,005
830,000 North Carolina Housing Finance Agency 4 .900 07/01/43 855,801
TOTAL NORTH CAROLINA 1,850,097
OHIO
-
1 .8%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,067,202
200,000 City of Akron OH Income Tax Revenue 3 .500 12/01/33 189,326
240,000 City of Toledo OH 4 .000 12/01/29 245,671
250,000 City of Toledo OH 4 .000 12/01/30 255,019
200,000 City of Toledo OH 4 .000 12/01/31 204,139
1,500,000 County of Miami OH 5 .000 08/01/32 1,578,701
235,000 Jackson Milton Local School District 4 .000 06/01/31 236,029
TOTAL OHIO 3,776,087
OKLAHOMA
-
0 .7%
695,000 Marshall County Educational Facilities Authority 5 .000 09/01/31 724,528
750,000 Oklahoma Development Finance Authority 5 .000 08/15/28 771,801
TOTAL OKLAHOMA 1,496,329
OREGON
-
0 .5%
1,000,000 Tri-County Metropolitan Transportation District of
Oregon
5 .000 10/01/28 1,053,838
TOTAL OREGON 1,053,838
PENNSYLVANIA
-
1 .7%
1,025,000 Norristown Area School District 4 .000 09/01/31 1,036,499
1,660,000 North Pocono School District 4 .000 09/15/29 1,704,324
915,000 Township of Northampton PA 4 .000 05/15/33 917,034
TOTAL PENNSYLVANIA 3,657,857
SOUTH CAROLINA
-
0 .1%
270,000 State of South Carolina 5 .000 04/01/35 303,775
TOTAL SOUTH CAROLINA 303,775
TENNESSEE
-
1 .9%
1,140,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/38 1,156,178
755,000 Tennessee Energy Acquisition Corp 4 .000 11/01/49 755,470
2,000,000 Tennessee Energy Acquisition Corp 5 .000 05/01/53 2,079,618
TOTAL TENNESSEE 3,991,266
TEXAS
-
10 .7%
1,105,000 Canyon Independent School District 4 .000 02/15/38 1,115,296
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,269,735
310,000 City of Baytown TX 3 .500 02/01/29 307,928
205,000 City of Dallas TX 5 .000 02/15/30 212,994
2,000,000 City of El Paso TX Airport Revenue 5 .000 08/15/28 2,091,235
1,970,000 City of Houston TX 5 .000 03/01/32 2,044,525
1,650,000 City of Houston TX Airport System Revenue 5 .000 07/01/35 1,806,924
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/46 2,120,217
985,000 County of Nueces TX 5 .000 02/15/34 1,007,616
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,255,961
1,125,000 Fort Worth Independent School District 5 .000 02/15/35 1,285,175
400,000 Harris County Municipal Utility District No 367 3 .000 09/01/31 373,390
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,054,051
420,000 Port Freeport TX 5 .000 06/01/28 439,191
825,000 Port Freeport TX 5 .000 06/01/29 854,300
865,000 Port Freeport TX 5 .000 06/01/30 895,079
935,000 Port Freeport TX 5 .000 06/01/32 965,087
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,175,726
1,000,000 Texas Water Development Board 5 .000 10/15/32 1,064,756

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
TEXAS—continued
$ 1,370,000 University of Houston 4 .000% 02/15/37 $ 1,372,238
285,000 Williamson County Municipal Utility District No 19 4 .250 08/15/37 287,947
TOTAL TEXAS 22,999,371
UTAH
-
1 .2%
475,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/31 493,608
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/32 1,039,112
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/33 1,038,990
TOTAL UTAH 2,571,710
VIRGIN ISLANDS
-
2 .1%
2,000,000 (a) Virgin Islands Public Finance Authority 5 .000 09/01/25 2,000,725
2,500,000 (a) Virgin Islands Public Finance Authority 5 .000 09/01/33 2,517,110
TOTAL VIRGIN ISLANDS 4,517,835
VIRGINIA
-
2 .1%
1,065,000 County of Fairfax VA Sewer Revenue 4 .000 07/15/38 1,101,361
700,000 Virginia College Building Authority 3 .000 02/01/32 649,529
350,000 Virginia Housing Development Authority 4 .375 07/01/38 361,191
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 2,017,201
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 414,526
TOTAL VIRGINIA 4,543,808
WASHINGTON
-
1 .8%
1,610,000 City of Tukwila WA 3 .000 12/01/31 1,526,298
1,000,000 Pend Oreille County Public Utility District No  Box
Canyon
5 .000 01/01/29 1,033,041
1,000,000 State of Washington 5 .000 02/01/39 1,052,512
270,000 State of Washington 5 .000 06/01/39 289,602
TOTAL WASHINGTON 3,901,453
WEST VIRGINIA
-
0 .9%
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 749,422
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,216,207
TOTAL WEST VIRGINIA 1,965,629
WISCONSIN
-
2 .6%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 1,002,168
1,000,000 City of Milwaukee WI 4 .000 04/01/34 1,002,243
2,500,000 State of Wisconsin 5 .000 05/01/31 2,819,328
755,000 State of Wisconsin 4 .000 05/01/41 756,208
TOTAL WISCONSIN 5,579,947
WYOMING
-
0 .1%
250,000 Wyoming Municipal Power Agency, Inc 4 .000 01/01/36 255,528
TOTAL WYOMING 255,528
TOTAL LONG-TERM MUNICIPAL BONDS 208,243,654
(Cost $210,015,084)
TOTAL LONG-TERM INVESTMENTS 208,243,654
(Cost $210,015,084)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 1 .8%
3,772,000 Federal Home Loan Bank (FHLB) 0 .000 07/01/24 3,770,351
TOTAL GOVERNMENT AGENCY DEBT 3,770,351
TOTAL SHORT-TERM INVESTMENTS 3,770,351
(Cost $3,772,000)
TOTAL INVESTMENTS - 98.8% 212,014,005
(Cost $213,787,084)

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
OTHER ASSETS & LIABILITIES, NET - 1.2% $ 2,663,071
NET ASSETS - 100.0% $ 214,677,076
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,537,595 or 3.1% of Total Investments.

Portfolio of Investments
Nuveen Green Bond Fund June 30, 2024

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.9%
BANK LOAN OBLIGATIONS - 1.8%
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
$ 485,000 (a) LTR Intermediate Holdings, Inc TSFR1M + 4.500% 9.958% 05/05/28 $ 478,028
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 478,028
UTILITIES - 1.5%
420,098 (a) Constellation Renewables LLC TSFR3M + 3.250% 8.109 12/15/27 421,467
900,000 (a) TerraForm Power Operating LLC TSFR3M + 2.500% 7.935 05/21/29 904,082
997,500 (a) Vistra Operations Co LLC TSFR1M + 2.750% 8.094 04/30/31 1,003,360
TOTAL UTILITIES 2,328,909
TOTAL BANK LOAN OBLIGATIONS 2,806,937
(Cost $2,782,151)
CORPORATE BONDS - 52.7%
AUTOMOBILES & COMPONENTS - 1.7%
1,250,000 Ford Motor Co 3.250 02/12/32 1,033,042
775,000 General Motors Co 5.400 10/15/29 771,033
1,000,000 Toyota Motor Credit Corp 2.150 02/13/30 863,675
TOTAL AUTOMOBILES & COMPONENTS 2,667,750
BANKS - 3.6%
1,000,000 Bank of America Corp 0.981 09/25/25 988,795
1,000,000 Bank of America Corp 2.456 10/22/25 989,592
250,000 Citigroup, Inc 6.048 10/30/24 250,230
1,000,000 (b) Cooperatieve Rabobank UA 1.106 02/24/27 928,819
500,000 (b) ING Groep NV 4.625 01/06/26 494,189
1,000,000 JPMorgan Chase & Co 0.768 08/09/25 994,526
1,000,000 Wells Fargo & Co 4.540 08/15/26 987,623
TOTAL BANKS 5,633,774
CAPITAL GOODS - 0.8%
1,250,000 Conservation Fund 3.474 12/15/29 1,129,876
250,000 (b) Sociedad de Transmision Austral S.A. 4.000 01/27/32 223,495
TOTAL CAPITAL GOODS 1,353,371
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000 Nature Conservancy 1.511 07/01/29 417,815
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 417,815
CONSUMER DURABLES & APPAREL - 0.1%
250,000 Whirlpool Corp 2.400 05/15/31 205,234
TOTAL CONSUMER DURABLES & APPAREL 205,234
CONSUMER SERVICES - 0.5%
750,000 Family Forest Impact Foundation LLC 5.500 07/01/32 733,933
TOTAL CONSUMER SERVICES 733,933
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
1,000,000 SYSCO Corp 2.400 02/15/30 866,406
1,575,000 Walmart, Inc 1.800 09/22/31 1,297,702
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,164,108
ENERGY - 1.0%
1,000,000 (b) New York State Electric & Gas Corp 5.650 08/15/28 1,015,737
575,000 (b) Raizen Fuels Finance S.A. 6.450 03/05/34 584,084
TOTAL ENERGY 1,599,821
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
406,000 ERP Operating LP 4.150 12/01/28 391,890

Nuveen Green Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,225,000 Host Hotels & Resorts LP 5.700% 07/01/34 $ 1,203,891
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,595,781
FINANCIAL SERVICES - 5.4%
1,000,000 BB Blue Financing DAC 4.395 09/20/29 979,699
1,000,000 BB Blue Financing DAC 4.395 09/20/37 978,851
1,000,000 Goldman Sachs Group, Inc 4.387 06/15/27 980,472
1,000,000 (b) GPS Blue Financing DAC 5.645 11/09/41 952,500
400,000 (b) Hannon Armstrong Sustainable Infrastructure Capital,
Inc
6.375 07/01/34 391,580
250,000 (b) HAT Holdings I LLC 6.000 04/15/25 249,760
250,000 (b) HAT Holdings I LLC 3.375 06/15/26 235,737
250,000 (b) HAT Holdings I LLC 8.000 06/15/27 259,909
1,100,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 1,090,785
1,000,000 Mastercard, Inc 1.900 03/15/31 835,613
1,000,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 921,428
285,000 (b) Starwood Property Trust, Inc 4.375 01/15/27 269,830
500,000 (b) WLB Asset II C Pte Ltd 3.900 12/23/25 472,088
TOTAL FINANCIAL SERVICES 8,618,252
FOOD, BEVERAGE & TOBACCO - 1.6%
650,000 (b) Mars, Inc 4.650 04/20/31 633,402
250,000 (b) NBM US Holdings, Inc 6.625 08/06/29 247,074
1,000,000 PepsiCo, Inc 3.900 07/18/32 933,397
1,000,000 PepsiCo, Inc 2.875 10/15/49 663,762
TOTAL FOOD, BEVERAGE & TOBACCO 2,477,635
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
1,000,000 Kaiser Foundation Hospitals 2.810 06/01/41 723,007
TOTAL HEALTH CARE EQUIPMENT & SERVICES 723,007
INSURANCE - 1.2%
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5.875 05/23/42 997,560
1,000,000 (b) USAA Capital Corp 2.125 05/01/30 852,895
TOTAL INSURANCE 1,850,455
MATERIALS - 3.6%
750,000 Air Products and Chemicals, Inc 4.800 03/03/33 737,810
685,000 (b) Alcoa Nederland Holding BV 7.125 03/15/31 703,999
625,000 (b) Cemex SAB de C.V. 9.125 N/A(c) 666,744
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6.125 04/15/32 988,689
1,000,000 LG Chem Ltd 3.250 10/15/24 992,806
570,000 (b) LG Chem Ltd 4.375 07/14/25 562,909
900,000 (b) Smurfit Kappa Treasury ULC 5.200 01/15/30 895,376
195,750 (b) Star Energy Geothermal Wayang Windu Ltd 6.750 04/24/33 196,930
TOTAL MATERIALS 5,745,263
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,000,000 Pfizer, Inc 2.625 04/01/30 887,114
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 887,114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
1,000,000 Intel Corp 4.150 08/05/32 936,520
1,000,000 NXP BV 3.400 05/01/30 906,065
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,842,585
TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
2,000,000 Apple, Inc 3.000 06/20/27 1,904,981
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,904,981
TELECOMMUNICATION SERVICES - 1.7%
1,500,000 Verizon Communications, Inc 1.500 09/18/30 1,224,056
1,000,000 Verizon Communications, Inc 2.850 09/03/41 700,622
1,000,000 Verizon Communications, Inc 3.875 03/01/52 758,568
TOTAL TELECOMMUNICATION SERVICES 2,683,246

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION - 0.1%
$ 250,000 Norfolk Southern Corp 2.300% 05/15/31 $ 209,946
TOTAL TRANSPORTATION 209,946
UTILITIES - 25.3%
1,050,000 AES Corp 7.600 01/15/55 1,062,982
527,000 Ameren Illinois Co 2.900 06/15/51 328,698
1,000,000 Avangrid, Inc 3.150 12/01/24 988,980
215,000 (b) Consorcio Transmantaro SA 4.700 04/16/34 202,189
1,000,000 Consumers 2023 Securitization Funding LLC 5.550 03/01/27 999,882
983,992 (b) Continental Wind LLC 6.000 02/28/33 969,908
500,000 Dominion Energy, Inc 2.250 08/15/31 407,295
2,000,000 DTE Electric Co 1.900 04/01/28 1,792,196
1,000,000 DTE Electric Co 3.950 03/01/49 787,755
1,000,000 DTE Electric Co 3.250 04/01/51 674,865
1,000,000 Duke Energy Carolinas LLC 2.850 03/15/32 856,735
1,000,000 Duke Energy Florida LLC 2.500 12/01/29 882,033
1,000,000 Duke Energy Florida LLC 3.000 12/15/51 628,267
1,000,000 Duke Energy Progress LLC 3.450 03/15/29 932,662
1,000,000 Duke Energy Progress LLC 4.000 04/01/52 759,397
250,000 (b) Electricite de France S.A. 3.625 10/13/25 243,698
1,000,000 Georgia Power Co 3.250 04/01/26 966,508
1,000,000 (b) Liberty Utilities Finance GP 2.050 09/15/30 817,933
1,000,000 MidAmerican Energy Co 3.100 05/01/27 953,798
500,000 MidAmerican Energy Co 2.700 08/01/52 300,219
975,000 MidAmerican Energy Co 5.850 09/15/54 998,406
1,050,000 MidAmerican Energy Co 5.300 02/01/55 999,321
1,075,000 (b) New York State Electric & Gas Corp 2.150 10/01/31 861,519
1,016,000 (b) NextEra Energy Operating Partners LP 7.250 01/15/29 1,041,878
1,000,000 (b) Niagara Mohawk Power Corp 1.960 06/27/30 831,509
1,000,000 Northern States Power Co 5.400 03/15/54 963,477
500,000 Northwest Natural Gas Co 3.078 12/01/51 299,563
1,000,000 Oncor Electric Delivery Co LLC 0.550 10/01/25 941,907
1,000,000 Pacific Gas and Electric Co 6.700 04/01/53 1,040,561
529,000 Public Service Co of Colorado 3.700 06/15/28 502,386
1,000,000 Public Service Co of Colorado 3.200 03/01/50 657,356
500,000 Public Service Co of Colorado 5.750 05/15/54 493,699
1,000,000 Public Service Co of Oklahoma 2.200 08/15/31 808,076
1,000,000 Public Service Electric and Gas Co 3.100 03/15/32 871,675
250,000 Public Service Electric and Gas Co 4.650 03/15/33 240,961
175,000 (b) RWE Finance US LLC 5.875 04/16/34 175,195
550,000 San Diego Gas & Electric Co 4.950 08/15/28 547,468
1,000,000 San Diego Gas & Electric Co 2.950 08/15/51 647,587
1,000,000 SCE Recovery Funding LLC 2.943 11/15/42 807,255
960,000 SCE Recovery Funding LLC 3.240 11/15/46 695,760
706,159 (b) Solar Star Funding LLC 3.950 06/30/35 631,162
1,000,000 Southern California Edison Co 2.750 02/01/32 843,402
1,162,000 Southern California Edison Co 3.650 06/01/51 819,380
1,000,000 Southern Power Co 4.150 12/01/25 982,193
1,000,000 Southwestern Electric Power Co 3.250 11/01/51 629,214
1,000,000 Southwestern Public Service Co 3.150 05/01/50 637,198
949,170 (b) Sweihan PV Power Co PJSC 3.625 01/31/49 760,289
296,445 (b) Topaz Solar Farms LLC 4.875 09/30/39 263,836
925,068 (b) Topaz Solar Farms LLC 5.750 09/30/39 894,846
172,354 (b) UEP Penonome II S.A. 6.500 10/01/38 144,591
1,000,000 Union Electric Co 2.150 03/15/32 803,678
1,000,000 Union Electric Co 2.625 03/15/51 596,166
1,050,000 (b) Vistra Corp 7.000 N/A(c) 1,040,877
1,000,000 Wisconsin Power and Light Co 3.950 09/01/32 913,974
TOTAL UTILITIES 39,942,365
TOTAL CORPORATE BONDS 83,256,436
(Cost $89,213,483)

Nuveen Green Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 26.8%
AGENCY SECURITIES - 2.0%
$ 1,000,000 Hashemite Kingdom of Jordan Government AID Bond 3.000% 06/30/25 $ 971,667
250,000 United States International Development Finance Corp 1.650 04/15/28 226,322
163,103 United States International Development Finance Corp 1.050 10/15/29 145,979
163,103 United States International Development Finance Corp 1.790 10/15/29 149,143
163,103 United States International Development Finance Corp 2.360 10/15/29 151,580
1,409,188 United States International Development Finance Corp 3.430 06/01/33 1,322,147
222,011 United States International Development Finance Corp 1.630 07/15/38 177,416
TOTAL AGENCY SECURITIES 3,144,254
FOREIGN GOVERNMENT BONDS - 14.8%
1,000,000 African Development Bank 5.750 08/07/72 964,979
700,000 Arab Petroleum Investments Corp 1.483 10/06/26 644,679
300,000 (b) Arab Petroleum Investments Corp 1.483 10/06/26 276,263
1,000,000 (b) Arab Petroleum Investments Corp 5.428 05/02/29 1,018,950
1,000,000 Asian Development Bank 1.750 08/14/26 939,757
750,000 Asian Development Bank 3.125 09/26/28 710,692
1,000,000 Asian Infrastructure Investment Bank 4.875 09/14/26 1,001,814
250,000 (b) CDP Financial, Inc 1.000 05/26/26 232,095
150,000 (b) Dominican Republic International Bond 0.000 06/01/36 149,207
250,000 European Bank for Reconstruction & Development 1.625 09/27/24 247,719
2,000,000 European Investment Bank 2.500 10/15/24 1,983,045
1,000,000 (b) European Investment Bank 2.876 06/13/25 979,018
830,000 European Investment Bank 3.250 11/15/27 796,011
250,000 European Investment Bank 1.625 10/09/29 217,156
1,500,000 European Investment Bank 0.750 09/23/30 1,203,509
1,000,000 European Investment Bank 3.750 02/14/33 949,937
1,000,000 Export Development Canada 4.750 06/05/34 1,019,591
1,000,000 Hydro-Quebec 8.050 07/07/24 1,000,289
1,000,000 Inter-American Investment Corp 2.625 04/22/25 978,523
500,000 International Bank for Reconstruction & Development 2.125 03/03/25 489,772
1,000,000 International Bank for Reconstruction & Development 0.000 03/31/27 910,978
500,000 International Bank for Reconstruction & Development 0.000 03/31/28 482,536
500,000 (b) Korea Electric Power Corp 4.875 01/31/27 496,544
2,053,000 Kreditanstalt fuer Wiederaufbau 0.750 09/30/30 1,650,649
1,610,000 OMERS Finance Trust 3.500 04/19/32 1,467,214
2,000,000 (b) OMERS Finance Trust 4.000 04/19/52 1,589,429
1,000,000 (b) OPEC Fund for International Development 4.500 01/26/26 986,767
TOTAL FOREIGN GOVERNMENT BONDS 23,387,123
MORTGAGE BACKED - 0.2%
250,000 (a) Federal National Mortgage Association (FNMA) 1.518 11/25/30 205,057
250,000 (a) FNMA 1.287 01/25/31 201,994
TOTAL MORTGAGE BACKED 407,051
MUNICIPAL BONDS - 8.5%
800,000 California Community Choice Financing Authority 5.950 08/01/29 803,875
1,000,000 California Community Choice Financing Authority 6.125 04/01/30 1,010,692
180,000 (b) California Municipal Finance Authority 6.375 11/15/48 173,772
500,000 City & County of San Francisco CA Community Facilities
District No 2014
6.332 09/01/51 518,854
300,000 City of Cleveland OH Income Tax Revenue 3.072 10/01/41 229,420
142,958 (d) City of Fort Wayne IN 10.750 12/01/29 14
250,000 (b) County of Gallatin MT 11.500 09/01/27 257,071
500,000 District of Columbia 3.850 02/28/25 493,788
1,000,000 Florida Development Finance Corp 7.500 07/01/57 1,017,837
1,000,000 (b) Florida Development Finance Corp 8.250 07/01/57 1,036,931
290,000 Klickitat County Public Utilities 3.688 12/01/38 246,367
350,000 Maryland Economic Development Corp 5.942 05/31/57 352,697
315,000 Massachusetts Clean Energy Cooperative Corp 2.485 07/01/32 266,988
80,000 Metropolitan Transportation Authority 5.175 11/15/49 72,271
170,000 Morris County Improvement Authority 1.298 06/15/27 153,862

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 210,000 Mount Shasta Public Financing Authority 3.000% 08/01/35 $ 193,544
220,000 Mount Shasta Public Financing Authority 2.625 08/01/36 188,885
120,000 Mount Shasta Public Financing Authority 2.625 08/01/37 101,834
160,000 Mount Shasta Public Financing Authority 2.750 08/01/38 135,135
165,000 Mount Shasta Public Financing Authority 2.750 08/01/39 136,379
1,000,000 (b) New Hampshire Business Finance Authority 5.540 02/01/29 1,000,000
850,000 (b) New Hampshire Business Finance Authority 5.410 07/01/33 850,000
1,840,000 New York State Energy Research & Development
Authority
4.521 04/01/26 1,804,376
195,000 New York State Energy Research & Development
Authority
3.927 04/01/27 187,776
240,000 (b),(d),(e) Pennsylvania Economic Development Financing
Authority
10.000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5.048 11/01/27 1,001,334
907,822 State of Hawaii Department of Business Economic
Development & Tourism
3.242 01/01/31 875,439
250,000 Tuolumne Wind Project Authority 6.918 01/01/34 271,028
TOTAL MUNICIPAL BONDS 13,380,193
U.S. TREASURY SECURITIES - 1.3%
530,000 United States Treasury Note 4.875 05/31/26 531,077
105,000 United States Treasury Note 4.625 06/15/27 105,303
763,000 United States Treasury Note 4.500 05/31/29 768,186
670,000 (f) United States Treasury Note 4.625 05/15/44 668,744
TOTAL U.S. TREASURY SECURITIES 2,073,310
TOTAL GOVERNMENT BONDS 42,391,931
(Cost $43,948,181)
STRUCTURED ASSETS - 17.1%
ASSET BACKED - 11.4%
125,000 (a),(b) BFLD Trust TSFR1M + 2.214% 7.543 10/15/35 29,329
Series - 2020 EYP (Class C)
71,684 (b) GoodLeap Sustainable Home Solutions Trust 2.100 05/20/48 56,166
Series - 2021 3CS (Class A)
252,433 (b) GoodLeap Sustainable Home Solutions Trust 1.930 07/20/48 196,282
Series - 2021 4GS (Class A)
242,753 (b) GoodLeap Sustainable Home Solutions Trust 2.560 10/20/48 185,432
Series - 2021 5CS (Class B)
396,534 (b) GoodLeap Sustainable Home Solutions Trust 2.700 01/20/49 326,499
Series - 2022 1GS (Class A)
870,987 (b) GoodLeap Sustainable Home Solutions Trust 4.950 07/20/49 809,820
Series - 2022 3CS (Class A)
985,532 (b) GoodLeap Sustainable Home Solutions Trust 5.520 02/22/55 947,057
Series - 2023 1GS (Class A)
908,263 (b) Helios Issuer LLC 5.750 12/20/50 914,137
Series - 2023 GRID1 (Class 1A)
235,765 (b) Helios Issuer, LLC 5.300 08/22/50 229,137
Series - 2023 B (Class A)
90,049 (b) HERO Funding Trust 4.050 09/20/41 83,754
Series - 2016 1A (Class A)
139,932 (b) HERO Funding Trust 3.910 09/20/42 128,288
Series - 2016 3A (Class A2)
83,304 (b) HERO Funding Trust 4.290 09/20/47 76,927
Series - 2016 4A (Class A2)
40,335 (b) HERO Funding Trust 4.460 09/20/47 36,601
Series - 2017 1A (Class A2)
92,952 (b) HERO Funding Trust 3.190 09/20/48 80,081
Series - 2017 3A (Class A1)
187,299 (b) HERO Funding Trust 3.950 09/20/48 165,578
Series - 2017 3A (Class A2)
104,627 (b) HERO Funding Trust 2.720 09/20/57 85,020
Series - 2020 1A (Class A)

Nuveen Green Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 900,000 (b) Hertz Vehicle Financing III LLC 7.130% 09/25/29 $ 909,534
Series - 2023 2A (Class C)
148,827 (b) Loanpal Solar Loan Ltd 2.290 01/20/48 119,477
Series - 2021 1GS (Class A)
250,000 (b),(e) Mosaic Solar Loan Trust 0.000 04/20/46 133,700
Series - 2020 1A (Class R)
338,643 (b) Mosaic Solar Loan Trust 2.100 04/20/46 292,242
Series - 2020 1A (Class A)
116,162 (b) Mosaic Solar Loan Trust 1.440 08/20/46 97,299
Series - 2020 2A (Class A)
650,653 (b) Mosaic Solar Loan Trust 2.050 12/20/46 505,969
Series - 2021 1A (Class B)
236,506 (b) Mosaic Solar Loan Trust 2.250 12/20/46 209,636
Series - 2021 1A (Class C)
447,160 (b) Mosaic Solar Loan Trust 1.440 06/20/52 360,108
Series - 2021 3A (Class A)
944,709 (b) Mosaic Solar Loan Trust 1.770 06/20/52 792,458
Series - 2021 3A (Class C)
793,063 (b) Mosaic Solar Loan Trust 6.100 06/20/53 799,677
Series - 2022 3A (Class A)
500,000 (b) Mosaic Solar Loan Trust 8.180 09/22/53 447,380
Series - 2023 2A (Class C)
151,291 (b) Renew 2.060 11/20/56 119,752
Series - 2021 1 (Class A)
1,034,305 (b) Sunnova Helios VIII Issuer LLC 2.790 02/22/49 887,187
Series - 2022 A (Class A)
1,140,000 (b),(e) Sunnova Hestia II Issuer LLC 5.630 07/20/51 1,139,959
Series - 2024 GRID1 (Class 1A)
216,631 (b) Sunrun Athena Issuer LLC 5.310 04/30/49 203,266
Series - 2018 1 (Class A)
432,757 (b) Sunrun Atlas Issuer LLC 3.610 02/01/55 394,674
Series - 2019 2 (Class A)
319,362 (b) Sunrun Callisto Issuer LLC 3.980 06/30/54 295,685
Series - 2019 1A (Class A)
460,227 (b) Sunrun Jupiter Issuer LLC 4.750 07/30/57 423,140
Series - 2022 1A (Class A)
215,162 (b) Sunrun Vulcan Issuer LLC 2.460 01/30/52 176,288
Series - 2021 1A (Class A)
352,786 (b) Tesla Auto Lease Trust 5.860 08/20/25 352,997
Series - 2023 A (Class A2)
1,000,000 (b) Tesla Auto Lease Trust 1.320 09/22/25 995,619
Series - 2021 B (Class D)
500,000 (b) Tesla Auto Lease Trust 5.890 06/22/26 501,069
Series - 2023 A (Class A3)
1,300,000 (b) Tesla Auto Lease Trust 6.130 09/21/26 1,307,127
Series - 2023 B (Class A3)
1,170,000 (b) Tesla Auto Lease Trust 5.300 06/21/27 1,166,941
Series - 2024 A (Class A3)
343,290 (b) Vivint Colar Financing V LLC 7.370 04/30/48 319,189
Series - 2018 1A (Class B)
842,153 (b) Vivint Solar Financing VII LLC 2.210 07/31/51 721,111
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 18,021,592
OTHER MORTGAGE BACKED - 5.7%
250,000 (a),(b) Alen Mortgage Trust TSFR1M + 1.764% 7.093 04/15/34 215,490
Series - 2021 ACEN (Class B)
100,000 (b) BBCMS Trust 4.498 08/10/35 89,017
Series - 2015 SRCH (Class B)
500,000 (b) COMM Mortgage Trust 3.178 02/10/35 459,183
Series - 2015 3BP (Class A)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 100,000 (b) COMM Mortgage Trust 3.376% 01/10/39 $ 88,654
Series - 2022 HC (Class C)
500,000 (b) CPT Mortgage Trust 2.865 11/13/39 429,198
Series - 2019 CPT (Class A)
500,000 (a),(b) DBUBS Mortgage Trust 3.648 10/10/34 438,237
Series - 2017 BRBK (Class D)
1,000,000 (b) Frontier Issuer LLC 11.500 08/20/53 1,009,445
Series - 2023 1 (Class C)
210,000 (a),(b) GCT Commercial Mortgage Trust TSFR1M + 0.914% 6.243 02/15/38 173,310
Series - 2021 GCT (Class A)
345,000 (a),(b) Hudson Yards Mortgage Trust 3.558 07/10/39 278,478
Series - 2019 30HY (Class E)
1,255,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Trust
TSFR1M + 1.734% 7.063 10/15/33 1,200,618
Series - 2020 609M (Class A)
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Trust
TSFR1M + 2.134% 7.463 10/15/33 922,671
Series - 2020 609M (Class B)
250,000 (a),(b) MFT Trust 3.392 08/10/40 157,450
Series - 2020 B6 (Class B)
297,597 (a),(b) Natixis Commercial Mortgage Securities Trust TSFR1M + 1.579% 5.915 07/15/36 277,802
Series - 2019 MILE (Class A)
500,000 (a),(b) Natixis Commercial Mortgage Securities Trust TSFR1M + 2.829% 8.158 07/15/36 390,733
Series - 2019 MILE (Class D)
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust TSFR1M + 4.329% 9.658 07/15/36 168,499
Series - 2019 MILE (Class F)
11,470,000 (a),(b) NYC Commercial Mortgage Trust 0.333 04/10/43 161,760
Series - 2021 909 (Class X)
500,000 (b) One Bryant Park Trust 2.516 09/15/54 424,161
Series - 2019 OBP (Class A)
730,448 (b) One Market Plaza Trust 3.614 02/10/32 654,525
Series - 2017 1MKT (Class A)
400,000 (a),(b) STWD Mortgage Trust TSFR1M + 2.419% 7.748 11/15/36 391,731
Series - 2021 LIH (Class D)
100,000 (a),(b) VNDO Trust 4.033 01/10/35 91,205
Series - 2016 350P (Class D)
1,000,000 (b) Wells Fargo Commercial Mortgage Trust 6.011 06/10/37 1,011,346
Series - 2024 SVEN (Class A)
TOTAL OTHER MORTGAGE BACKED 9,033,513
TOTAL STRUCTURED ASSETS 27,055,105
(Cost $29,183,804)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
10,000 Brookfield Property Partners LP 131,500
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 131,500
UTILITIES - 0.4%
20,000 Brookfield Infrastructure Partners LP 371,200
16,000 Brookfield Renewable Partners LP 294,240
TOTAL UTILITIES 665,440
TOTAL PREFERRED STOCKS 796,940
(Cost $1,150,000)
TOTAL LONG-TERM INVESTMENTS 156,307,349
(Cost $166,277,619)

Nuveen Green Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.9%
$ 1,371,000 Federal Home Loan Bank (FHLB) 0.000% 07/01/24 $ 1,370,400
TOTAL GOVERNMENT AGENCY DEBT 1,370,400
TOTAL SHORT-TERM INVESTMENTS 1,370,400
(Cost $1,371,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
688,959 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (h) 688,959
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 688,959
(Cost $688,959)
TOTAL INVESTMENTS - 100.2% 158,366,708
(Cost $168,337,578)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (356,472)
NET ASSETS - 100.0% $ 158,010,236
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $57,803,914 or 36.5% of Total Investments.
(c)
Perpetual security
(d)
In default
(e)
For fair value measurement disclosure purposes, investment classified as Level 3.
(f)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $661,757.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
Nuveen High Yield Fund June 30, 2024

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.4%
BANK LOAN OBLIGATIONS - 5.5%
CAPITAL GOODS - 0.8%
$ 9,925,000 (a) TransDigm, Inc TSFR3M + 0.028% 3.250% 08/24/28 $ 9,954,179
6,034,372 (a) Windsor Holdings III LLC TSFR1M + 4.000% 9.339 08/01/30 6,081,139
TOTAL CAPITAL GOODS 16,035,318
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
10,000,000 (a) GTCR W MERGER SUB TSFR3M + 3.000% 8.335 01/31/31 10,026,400
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,026,400
FINANCIAL SERVICES - 0.6%
7,371,237 (a) Advisor Group Holdings, Inc TSFR1M + 4.000% 9.344 08/17/28 7,403,044
5,454,000 (a),(b) Clue Opco LLC TSFR1M + 4.250% 0.000 12/19/30 5,100,172
TOTAL FINANCIAL SERVICES 12,503,216
FOOD, BEVERAGE & TOBACCO - 0.5%
9,319,730 (a) Triton Water Holdings, Inc TSFR3M + 3.250% 8.846 03/31/28 9,333,709
TOTAL FOOD, BEVERAGE & TOBACCO 9,333,709
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
7,900,826 (a) ADMI Corp TSFR1M + 3.375% 8.833 12/23/27 7,736,884
9,062,917 (a) Medline Borrower LP TSFR1M + 2.750% 8.094 10/23/28 9,091,239
9,975,000 (a) Phoenix Guarantor, Inc TSFR1M + 3.250% 8.594 02/21/31 9,961,334
TOTAL HEALTH CARE EQUIPMENT & SERVICES 26,789,457
MEDIA & ENTERTAINMENT - 0.5%
4,973,807 (a) Abe Investment Holdings TSFR3M + 4.500% 9.935 02/19/26 4,978,532
5,000,000 (a) Gray Television, Inc TSFR1M + 3.000% 8.428 12/01/28 4,523,425
TOTAL MEDIA & ENTERTAINMENT 9,501,957
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
24,255 (a) Bright Bidco BV TSFR3M + 9.000% 14.330 10/31/27 11,631
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,631
SOFTWARE & SERVICES - 0.5%
7,840,350 (a) Cotiviti, Inc TSFR1M + 3.250% 8.563 04/30/31 7,820,749
2,922,034 (a) Rackspace Finance LLC TSFR1M + 0.053% 11.692 05/15/28 2,967,706
TOTAL SOFTWARE & SERVICES 10,788,455
TELECOMMUNICATION SERVICES - 0.5%
9,847,328 (a) Frontier Communications Corp TSFR1M + 3.750% 9.208 10/08/27 9,854,714
TOTAL TELECOMMUNICATION SERVICES 9,854,714
TRANSPORTATION - 0.2%
3,815,438 (a) Air Canada TSFR3M + 2.500% 7.847 03/21/31 3,825,568
TOTAL TRANSPORTATION 3,825,568
TOTAL BANK LOAN OBLIGATIONS 108,670,425
(Cost $107,990,461)
CORPORATE BONDS - 89.4%
AUTOMOBILES & COMPONENTS - 3.8%
4,520,000 Dana, Inc 5.375 11/15/27 4,417,982
2,400,000 Dana, Inc 4.250 09/01/30 2,095,062
15,040,000 Dana, Inc 4.500 02/15/32 12,916,468
5,325,000 (c) Garrett Motion Holdings, Inc 7.750 05/31/32 5,396,472
6,815,000 Goodyear Tire & Rubber Co 5.000 07/15/29 6,343,353
4,650,000 (d) Goodyear Tire & Rubber Co 5.250 07/15/31 4,234,740
18,450,000 (c),(e) IHO Verwaltungs GmbH 6.375 05/15/29 18,234,427
6,615,000 (c) Phinia, Inc 6.750 04/15/29 6,713,173

Nuveen High Yield Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 14,635,000 (c) ZF North America Capital, Inc 6.750% 04/23/30 $ 14,904,884
TOTAL AUTOMOBILES & COMPONENTS 75,256,561
CAPITAL GOODS - 5.7%
13,945,000 (c) Albion Financing 1 SARL 6.125 10/15/26 13,765,504
15,785,000 (c) Albion Financing 2 SARL 8.750 04/15/27 15,905,329
7,675,000 (c) Alta Equipment Group, Inc 9.000 06/01/29 7,120,162
800,000 (c) Brand Industrial Services, Inc 10.375 08/01/30 864,555
7,135,000 (c) Chart Industries, Inc 7.500 01/01/30 7,373,067
8,050,000 (c) EquipmentShare.com, Inc 8.625 05/15/32 8,347,222
2,335,000 (c) Gates Corp 6.875 07/01/29 2,375,722
7,770,000 (c) Herc Holdings, Inc 6.625 06/15/29 7,878,957
9,370,000 (c) Husky Injection Molding Systems Ltd 9.000 02/15/29 9,702,766
8,975,000 (c) Masterbrand, Inc 7.000 07/15/32 9,076,424
11,790,000 (c) TransDigm, Inc 6.875 12/15/30 12,035,822
4,035,000 (c) TransDigm, Inc 6.625 03/01/32 4,075,590
9,830,000 (c) Trinity Industries, Inc 7.750 07/15/28 10,176,061
3,975,000 (c) Windsor Holdings III LLC 8.500 06/15/30 4,148,656
TOTAL CAPITAL GOODS 112,845,837
COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
10,785,000 (c) ASGN, Inc 4.625 05/15/28 10,171,045
4,355,000 (c) Brink's Co 6.500 06/15/29 4,400,655
5,500,000 (c) Garda World Security Corp 4.625 02/15/27 5,255,582
5,000,000 (c) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 5,213,261
5,075,000 (c) Prime Security Services Borrower LLC 5.750 04/15/26 5,036,441
5,325,000 (c) Prime Security Services Borrower LLC 3.375 08/31/27 4,927,065
9,060,000 (c) Prime Security Services Borrower LLC 6.250 01/15/28 8,927,931
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 43,931,980
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.9%
10,915,000 (c) Academy Ltd 6.000 11/15/27 10,746,536
6,000,000 (c),(d) Asbury Automotive Group, Inc 4.625 11/15/29 5,545,617
5,240,000 (c) Asbury Automotive Group, Inc 5.000 02/15/32 4,747,480
7,440,000 (c) Bath & Body Works, Inc 6.625 10/01/30 7,463,228
6,675,000 (c) Group 1 Automotive, Inc 4.000 08/15/28 6,165,977
9,725,000 Kohl's Corp 4.625 05/01/31 8,135,229
7,835,000 (c) LCM Investments Holdings II LLC 4.875 05/01/29 7,323,614
620,000 (c) LCM Investments Holdings II LLC 8.250 08/01/31 646,957
9,555,000 (c) Macy's Retail Holdings LLC 6.125 03/15/32 9,124,668
17,230,000 (c) Magic Mergeco, Inc 5.250 05/01/28 13,783,947
10,000,000 (c) Magic Mergeco, Inc 7.875 05/01/29 6,416,898
800,000 (c) PetSmart, Inc 4.750 02/15/28 743,101
10,000,000 (c) Staples, Inc 10.750 09/01/29 9,503,268
5,790,000 (c) Velocity Vehicle Group LLC 8.000 06/01/29 5,955,305
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 96,301,825
CONSUMER DURABLES & APPAREL - 0.8%
3,853,000 (c) Hanesbrands, Inc 4.875 05/15/26 3,769,397
5,200,000 Newell Rubbermaid, Inc 5.750 04/01/46 4,208,673
8,880,000 (c) Wolverine World Wide, Inc 4.000 08/15/29 7,433,710
TOTAL CONSUMER DURABLES & APPAREL 15,411,780
CONSUMER SERVICES - 4.4%
11,845,000 (c) Carnival Corp 4.000 08/01/28 11,123,849
16,330,000 (c) CDI Escrow Issuer, Inc 5.750 04/01/30 15,861,897
6,615,000 (c),(d) Cinemark USA, Inc 5.250 07/15/28 6,323,408
11,345,000 (c) Fertitta Entertainment LLC 4.625 01/15/29 10,331,448
5,865,000 (c) Flutter Treasury Designated Activity Co 6.375 04/29/29 5,902,133
5,330,000 (c) Hilton Grand Vacations Borrower Escrow LLC 6.625 01/15/32 5,354,955
6,495,000 (c) Life Time, Inc 5.750 01/15/26 6,466,381
2,400,000 (c) Merlin Entertainments Group US Holdings, Inc 7.375 02/15/31 2,445,262
10,495,000 (c) NCL Corp Ltd 5.875 03/15/26 10,375,598
3,925,000 (c) Royal Caribbean Cruises Ltd 7.250 01/15/30 4,064,004

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 7,925,000 (c) Six Flags Entertainment Corp 0.000% 04/30/32 $ 8,053,673
TOTAL CONSUMER SERVICES 86,302,608
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
8,020,000 (c) Albertsons Cos, Inc 6.500 02/15/28 8,058,024
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 8,058,024
ENERGY - 13.3%
9,000,000 (c) Antero Midstream Partners LP 5.750 03/01/27 8,927,305
7,190,000 (c) Archrock Partners LP 6.875 04/01/27 7,218,652
2,000,000 (c) Archrock Partners LP 6.250 04/01/28 1,980,766
7,650,000 (c) Baytex Energy Corp 7.375 03/15/32 7,773,915
2,010,000 (c) Blue Racer Midstream LLC 7.000 07/15/29 2,046,964
1,005,000 (c) Blue Racer Midstream LLC 7.250 07/15/32 1,033,289
769,268 (c) BORR IHC Ltd 10.000 11/15/28 803,885
2,400,000 (c) Buckeye Partners LP 6.875 07/01/29 2,408,964
7,190,000 (c) Civitas Resources, Inc 8.375 07/01/28 7,533,890
1,595,000 (c) Civitas Resources, Inc 8.625 11/01/30 1,710,191
10,635,000 (c) Civitas Resources, Inc 8.750 07/01/31 11,389,553
424,860 (e) Cloud Peak Energy, Inc 12.000 05/01/25 388,930
13,510,000 (c) CNX Resources Corp 7.250 03/01/32 13,771,675
3,200,000 (c) Delek Logistics Partners LP 8.625 03/15/29 3,292,989
5,800,000 (c) Energean Israel Finance Ltd 5.375 03/30/28 5,138,800
7,969,000 (c) Energean Israel Finance Ltd 5.875 03/30/31 6,748,149
10,000,000 Energy Transfer LP 6.500 N/A(f) 9,863,505
1,365,000 (c) EQM Midstream Partners LP 7.500 06/01/27 1,393,953
7,200,000 (c) EQM Midstream Partners LP 6.500 07/01/27 7,277,299
3,470,000 (c) EQM Midstream Partners LP 6.375 04/01/29 3,505,071
7,700,000 EQT Midstream Partners LP 6.500 07/15/48 7,773,735
2,905,000 Genesis Energy LP 8.000 01/15/27 2,970,243
2,515,000 Genesis Energy LP 7.875 05/15/32 2,538,970
7,470,000 (c) Harvest Midstream I LP 7.500 05/15/32 7,584,635
6,340,000 (c) Hilcorp Energy I LP 5.750 02/01/29 6,135,016
6,185,000 (c) Hilcorp Energy I LP 6.000 04/15/30 5,974,393
6,166,000 (c) Hilcorp Energy I LP 6.000 02/01/31 5,885,044
8,685,000 (c) Hilcorp Energy I LP 6.250 04/15/32 8,352,180
430,000 (c) Hilcorp Energy I LP 8.375 11/01/33 458,276
10,000,000 (c) Kinetik Holdings LP 6.625 12/15/28 10,159,580
5,350,000 (c) Kodiak Gas Services LLC 7.250 02/15/29 5,484,157
6,923,000 (c) Parkland Corp 4.500 10/01/29 6,336,660
5,000,000 (c) Parkland Corp 4.625 05/01/30 4,560,220
4,925,000 (c) PBF Holding Co LLC 7.875 09/15/30 5,041,851
5,900,000 SM Energy Co 6.750 09/15/26 5,901,959
7,735,000 SM Energy Co 6.625 01/15/27 7,704,228
4,460,000 (c) Sunoco LP 7.000 05/01/29 4,570,979
5,000,000 (c) Talos Production, Inc 9.000 02/01/29 5,247,720
1,230,000 (c) TRANSOCEAN AQUILA Ltd 8.000 09/30/28 1,249,144
4,475,000 (c) Transocean Titan Financing Ltd 8.375 02/01/28 4,618,589
4,882,500 (c) Transocean, Inc 8.750 02/15/30 5,126,028
2,720,000 USA Compression Partners LP 6.875 09/01/27 2,725,097
13,020,000 (c) USA Compression Partners LP 7.125 03/15/29 13,119,056
6,935,000 (c) Venture Global LNG, Inc 8.125 06/01/28 7,144,555
20,375,000 (c) Venture Global LNG, Inc 9.875 02/01/32 22,176,660
TOTAL ENERGY 263,046,720
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
7,690,000 (c) Iron Mountain, Inc 7.000 02/15/29 7,825,275
10,230,000 (d) MPT Operating Partnership LP 5.000 10/15/27 8,449,040
2,400,000 (c) RLJ Lodging Trust LP 4.000 09/15/29 2,119,753
1,250,000 (c) Uniti Group LP 10.500 02/15/28 1,224,103
12,150,000 (c) Uniti Group LP 10.500 02/15/28 11,898,278
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 31,516,449

Nuveen High Yield Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES - 9.3%
$ 8,060,000 (c) Block, Inc 6.500% 05/15/32 $ 8,167,924
9,812,000 (c) Compass Group Diversified Holdings LLC 5.250 04/15/29 9,306,398
10,000,000 (c),(d) Compass Group Diversified Holdings LLC 5.000 01/15/32 9,049,175
16,310,000 (c) Encore Capital Group, Inc 8.500 05/15/30 16,592,571
15,170,000 (c) FirstCash, Inc 6.875 03/01/32 15,167,969
9,015,000 (c) HAT Holdings I LLC 3.375 06/15/26 8,500,667
7,250,000 (c) HAT Holdings I LLC 8.000 06/15/27 7,537,375
12,000,000 (c) Hunt Cos, Inc 5.250 04/15/29 10,905,698
2,250,000 Icahn Enterprises LP 6.250 05/15/26 2,232,235
10,320,000 Icahn Enterprises LP 5.250 05/15/27 9,686,589
15,375,000 Icahn Enterprises LP 4.375 02/01/29 13,146,263
2,400,000 (c) Icahn Enterprises LP 9.000 06/15/30 2,387,892
4,000,000 Navient Corp 5.000 03/15/27 3,818,080
10,360,000 Navient Corp 4.875 03/15/28 9,507,572
5,450,000 Navient Corp 5.500 03/15/29 4,975,955
800,000 (c) NCR Corp ATM 9.500 04/01/29 864,593
215,000 OneMain Finance Corp 7.125 03/15/26 218,473
11,735,000 OneMain Finance Corp 3.500 01/15/27 10,995,073
10,000,000 OneMain Finance Corp 4.000 09/15/30 8,582,418
14,220,000 (c) PennyMac Financial Services, Inc 7.875 12/15/29 14,663,422
5,000,000 (c) PennyMac Financial Services, Inc 7.125 11/15/30 4,984,595
5,000,000 (c) Rocket Mortgage LLC 3.875 03/01/31 4,357,414
5,000,000 Springleaf Finance Corp 5.375 11/15/29 4,689,277
2,400,000 (c) Starwood Property Trust, Inc 7.250 04/01/29 2,425,732
TOTAL FINANCIAL SERVICES 182,763,360
FOOD, BEVERAGE & TOBACCO - 1.0%
800,000 (c) B&G Foods, Inc 8.000 09/15/28 812,980
5,615,000 (c) Darling Ingredients, Inc 6.000 06/15/30 5,521,043
10,245,000 (c) Primo Water Holdings, Inc 4.375 04/30/29 9,438,360
5,000,000 (c) Triton Water Holdings, Inc 6.250 04/01/29 4,822,554
TOTAL FOOD, BEVERAGE & TOBACCO 20,594,937
HEALTH CARE EQUIPMENT & SERVICES - 3.8%
2,400,000 (c) AMN Healthcare Services, Inc 4.000 04/15/29 2,155,474
12,255,000 (c) CHS 5.250 05/15/30 10,104,151
7,030,000 (c) CHS 10.875 01/15/32 7,316,729
2,275,000 (c) CHS/Community Health Systems, Inc 5.625 03/15/27 2,118,496
3,850,000 (c) CHS/Community Health Systems, Inc 8.000 12/15/27 3,817,624
4,250,000 (b),(c) Concentra Escrow Issuer Corp 6.875 07/15/32 4,305,931
12,260,000 (c) DaVita, Inc 4.625 06/01/30 11,078,496
6,540,000 (c) DaVita, Inc 3.750 02/15/31 5,578,351
15,151,515 (c) Global Medical Response, Inc 10.000 10/31/28 14,779,470
9,690,000 (c) LifePoint Health, Inc 11.000 10/15/30 10,676,132
2,400,000 (c) Pediatrix Medical Group, Inc 5.375 02/15/30 2,122,104
TOTAL HEALTH CARE EQUIPMENT & SERVICES 74,052,958
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
5,840,000 (c) Coty, Inc 6.625 07/15/30 5,926,420
12,556,000 (c),(d) Kronos Acquisition Holdings, Inc 7.000 12/31/27 12,985,453
5,420,000 (b),(c) Kronos Acquisition Holdings, Inc 8.250 06/30/31 5,425,420
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 24,337,293
INSURANCE - 4.0%
18,513,000 (c) Acrisure LLC 4.250 02/15/29 16,817,037
11,725,000 (c) Alliant Holdings Intermediate LLC 4.250 10/15/27 10,978,507
9,305,000 (c) Alliant Holdings Intermediate LLC 6.750 04/15/28 9,319,767
7,810,000 (c) Ardonagh Finco Ltd 7.750 02/15/31 7,720,688
24,000 (c) Howden UK Refinance plc 7.250 02/15/31 23,821
8,270,000 (c) HUB International Ltd 7.250 06/15/30 8,477,833
24,620,000 (c) Panther Escrow Issuer LLC 7.125 06/01/31 24,901,505
TOTAL INSURANCE 78,239,158

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS - 5.7%
$ 7,225,000 (c) Arsenal AIC Parent LLC 8.000% 10/01/30 $ 7,581,886
6,110,000 (c) Avient Corp 7.125 08/01/30 6,226,664
18,740,000 (c) Cleveland-Cliffs, Inc 7.000 03/15/32 18,527,841
10,000,000 (c) EverArc Escrow Sarl 5.000 10/30/29 9,056,130
15,785,000 (c) Mineral Resources Ltd 8.000 11/01/27 16,149,113
2,625,000 (c) Mineral Resources Ltd 9.250 10/01/28 2,755,021
2,400,000 (c),(d) NV Chemicals Corp 4.250 05/15/29 2,115,425
2,400,000 Olin Corp 5.625 08/01/29 2,354,134
8,485,000 (c) Olympus Water US Holding Corp 4.250 10/01/28 7,718,557
6,410,000 (c) Sealed Air Corp 6.500 07/15/32 6,374,031
16,005,000 (c) SunCoke Energy, Inc 4.875 06/30/29 14,500,016
4,862,000 (c) Trinseo Materials Operating S.C.A 5.375 09/01/25 3,990,394
7,000,000 (c) Trinseo Materials Operating S.C.A 5.125 04/01/29 2,720,895
10,397,000 (c) Tronox, Inc 4.625 03/15/29 9,385,252
2,500,000 (c) WR Grace Holdings LLC 7.375 03/01/31 2,533,660
TOTAL MATERIALS 111,989,019
MEDIA & ENTERTAINMENT - 9.9%
8,860,000 (c) Arches Buyer, Inc 4.250 06/01/28 7,910,912
5,120,000 (c) CCO Holdings LLC 5.375 06/01/29 4,657,994
20,000,000 (c) CCO Holdings LLC 6.375 09/01/29 19,010,590
12,250,000 (c) CCO Holdings LLC 4.500 08/15/30 10,370,562
9,025,000 (c) CCO Holdings LLC 4.250 02/01/31 7,368,379
310,000 (c) CCO Holdings LLC 7.375 03/03/31 305,662
10,800,000 CCO Holdings LLC 4.500 05/01/32 8,698,551
800,000 (c) Clear Channel Outdoor Holdings, Inc 7.875 04/01/30 805,237
5,980,000 (c) CSC Holdings LLC 5.500 04/15/27 4,850,617
5,788,000 (c) CSC Holdings LLC 11.250 05/15/28 5,040,686
4,135,000 (c) CSC Holdings LLC 11.750 01/31/29 3,526,552
11,170,000 (c) DIRECTV Holdings LLC 5.875 08/15/27 10,506,350
10,800,000 (c) DISH Network Corp 11.750 11/15/27 10,589,395
10,015,000 (c) Gray Television, Inc 10.500 07/15/29 10,068,878
6,900,000 (c) Gray Television, Inc 4.750 10/15/30 4,140,594
225,000 (c) LCPR Senior Secured Financing DAC 6.750 10/15/27 210,720
9,650,000 (c) LCPR Senior Secured Financing DAC 5.125 07/15/29 8,008,641
7,000,000 (c) Outfront Media Capital LLC 7.375 02/15/31 7,284,963
4,000,000 (c) Sirius XM Radio, Inc 5.000 08/01/27 3,828,884
4,650,000 (c) Sirius XM Radio, Inc 4.000 07/15/28 4,200,593
4,380,000 (c) Sirius XM Radio, Inc 4.125 07/01/30 3,741,029
10,525,000 (c) Sunrise FinCo I BV 4.875 07/15/31 9,556,858
5,000,000 (c) Sunrise HoldCo IV BV 5.500 01/15/28 4,836,144
12,000,000 (c) Univision Communications, Inc 4.500 05/01/29 10,085,642
800,000 (c) Univision Communications, Inc 7.375 06/30/30 744,135
17,665,000 (c) Virgin Media Secured Finance plc 5.500 05/15/29 16,148,474
11,175,000 (c) VZ Secured Financing BV 5.000 01/15/32 9,528,596
9,672,000 (c) Ziff Davis, Inc 4.625 10/15/30 8,744,896
TOTAL MEDIA & ENTERTAINMENT 194,770,534
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
9,350,000 (c) Bausch Health Cos, Inc 4.875 06/01/28 6,997,166
800,000 (d) Endo Finance Holdings, Inc 8.500 04/15/31 825,581
1,600,000 (c) Organon & Co 6.750 05/15/34 1,597,785
5,410,000 (c) Organon & Co 7.875 05/15/34 5,558,794
14,000,000 (c) Organon Finance  LLC 5.125 04/30/31 12,575,530
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 27,554,856
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
12,755,400 (c) Anywhere Real Estate Group LLC 7.000 04/15/30 10,429,992
9,145,000 (c) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 9,077,578
3,472,000 Kennedy-Wilson, Inc 4.750 03/01/29 2,970,579
7,000,000 (d) Kennedy-Wilson, Inc 5.000 03/01/31 5,724,493

Nuveen High Yield Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
$ 742,000 (c),(d) Realogy Group LLC 5.250% 04/15/30 $ 442,952
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 28,645,594
SOFTWARE & SERVICES - 1.5%
14,000,000 (c),(d) Ahead DB Holdings LLC 6.625 05/01/28 13,250,440
3,375,000 (c) CA Magnum Holdings 5.375 10/31/26 3,212,002
800,000 (c) Cloud Software Group, Inc 8.250 06/30/32 815,397
13,450,180 (c) Rackspace Finance LLC 3.500 05/15/28 5,783,577
6,800,000 Rocket Software, Inc 9.000 11/28/28 6,910,507
TOTAL SOFTWARE & SERVICES 29,971,923
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
9,335,000 (c) Imola Merger Corp 4.750 05/15/29 8,726,747
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,726,747
TELECOMMUNICATION SERVICES - 3.8%
230,000 (c) Frontier Communications Corp 5.000 05/01/28 216,682
5,000,000 (c),(d) Frontier Communications Holdings LLC 6.000 01/15/30 4,349,809
800,000 (c) Frontier Communications Holdings LLC 8.750 05/15/30 824,354
8,210,000 (c) Frontier Communications Holdings LLC 8.625 03/15/31 8,457,341
12,695,000 (c) Iliad Holding SASU 6.500 10/15/26 12,638,767
9,820,000 (c) Iliad Holding SASU 7.000 10/15/28 9,737,796
11,595,000 (c) Iliad Holding SASU 8.500 04/15/31 11,740,385
10,850,000 (c) Level 3 Financing, Inc 10.500 04/15/29 10,822,875
10,000,000 (c) Level 3 Financing, Inc 10.500 05/15/30 9,904,142
5,000,000 (c) Level 3 Financing, Inc 10.750 12/15/30 4,987,500
2,050,000 (c) Vmed O2 UK Financing I plc 4.250 01/31/31 1,701,249
800,000 (c),(d) Zayo Group Holdings, Inc 4.000 03/01/27 639,813
TOTAL TELECOMMUNICATION SERVICES 76,020,713
TRANSPORTATION - 4.6%
6,666,667 (c) American Airlines, Inc 5.500 04/20/26 6,607,405
6,805,000 (c) American Airlines, Inc 7.250 02/15/28 6,809,430
2,500,000 (c) American Airlines, Inc 5.750 04/20/29 2,432,172
2,500,000 (c) American Airlines, Inc 8.500 05/15/29 2,597,417
25,000,000 (c) Brightline East LLC 11.000 01/31/30 22,796,627
14,235,000 (c) Cargo Aircraft Management, Inc 4.750 02/01/28 13,203,542
4,410,000 (c) Genesee & Wyoming, Inc 6.250 04/15/32 4,393,478
20,050,000 (c) Hawaiian Brand Intellectual Property Ltd 5.750 01/20/26 19,076,783
6,550,000 (c) United Airlines, Inc 4.375 04/15/26 6,327,348
3,550,000 (c) United Airlines, Inc 4.625 04/15/29 3,306,151
800,000 (d) VistaJet Malta Finance plc 9.500 06/01/28 701,300
2,805,000 (c) XPO, Inc 7.125 06/01/31 2,865,622
TOTAL TRANSPORTATION 91,117,275
UTILITIES - 4.2%
10,285,000 (c) Ferrellgas LP 5.375 04/01/26 10,061,670
19,778,000 (c) Ferrellgas LP 5.875 04/01/29 18,196,721
8,175,000 Suburban Propane Partners LP 5.875 03/01/27 8,089,767
1,800,000 (c) Suburban Propane Partners LP 5.000 06/01/31 1,620,971
9,836,000 (c) Superior Plus LP 4.500 03/15/29 9,026,248
18,790,000 (c) Talen Energy Supply LLC 8.625 06/01/30 20,034,349
10,000,000 (c) TerraForm Power Operating LLC 5.000 01/31/28 9,551,738
6,710,000 (c) Vistra Operations Co LLC 7.750 10/15/31 6,987,734
TOTAL UTILITIES 83,569,198
TOTAL CORPORATE BONDS 1,765,025,349
(Cost $1,831,555,933)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 2.5%
ENERGY - 0.0%
7,963 (g),(h) Cloud Peak Energy, Inc 80
TOTAL ENERGY 80

See Notes to Portfolios of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES - 2.5%
471,698 Invesco Senior Loan ETF $ 9,924,526
233,904 iShares 0-5 Year High Yield Corporate Bond ETF 9,870,749
128,749 (d) iShares iBoxx High Yield Corporate Bond ETF 9,931,698
105,174 (d) SPDR Bloomberg Barclays High Yield Bond ETF 9,914,753
396,353 (d)
SPDR Bloomberg Barclays Short Term High Yield Bond
ETF 9,896,934
TOTAL FINANCIAL SERVICES 49,538,660
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
22,100 (h) Bright Bidco BV 16,950
5,572 (h) Bright Bidco BV 4,274
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 21,224
TOTAL COMMON STOCKS 49,559,964
(Cost $50,696,660)
TOTAL LONG-TERM INVESTMENTS 1,923,255,738
(Cost $1,990,243,054)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 1.5%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0.000% 08/14/24 4,965,827
25,000,000 FHLB 0.000 08/30/24 24,770,969
TOTAL GOVERNMENT AGENCY DEBT 29,736,796
TREASURY DEBT - 0.1%
2,345,000 United States Treasury Bill 0.000 08/13/24 2,330,318
TOTAL TREASURY DEBT 2,330,318
TOTAL SHORT-TERM INVESTMENTS 32,067,114
(Cost $32,079,897)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
33,395,124 (i) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (j) 33,395,124
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 33,395,124
(Cost $33,395,124)
TOTAL INVESTMENTS - 100.7% 1,988,717,976
(Cost $2,055,718,075)
OTHER ASSETS & LIABILITIES, NET - (0.7)% (14,176,097)
NET ASSETS - 100.0% $ 1,974,541,879
ETF Exchange Traded Fund
SPDR Standard & Poor's Depositary Receipts
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,570,231,287 or 79.0% of Total Investments.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $45,325,189.
(e)
Payment in Kind Bond
(f)
Perpetual security
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
Non-income producing
(i)
Investments made with cash collateral received from securities on loan.
(j)
The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Inflation Linked Bond Fund June 30, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.5%
CORPORATE BONDS - 0 .2%
ENERGY - 0 .0%
$ 1,315,789 Reliance Industries Ltd 2 .444% 01/15/26 $ 1,281,883
TOTAL ENERGY 1,281,883
FINANCIAL SERVICES - 0 .0%
907,157 HNA LLC 2 .369 09/18/27 858,861
TOTAL FINANCIAL SERVICES 858,861
HEALTH CARE EQUIPMENT & SERVICES - 0 .2%
6,600,000 Montefiore Medical Center 2 .895 04/20/32 5,558,410
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,558,410
TOTAL CORPORATE BONDS 7,699,154
(Cost $8,817,585)
GOVERNMENT BONDS - 99 .3%
AGENCY SECURITIES - 0 .2%
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,472,907
TOTAL AGENCY SECURITIES 6,472,907
MORTGAGE BACKED - 1 .8%
7,803,013 Government National Mortgage Association (GNMA) 3 .600 09/15/31 7,496,061
4,234,934 GNMA 3 .700 10/15/33 4,023,730
1,272,429 GNMA 3 .380 07/15/35 1,214,903
1,238,131 GNMA 3 .870 10/15/36 1,173,291
4,524,452 GNMA 3 .940 03/15/37 4,237,347
16,340,390 GNMA 1 .730 07/15/37 13,620,431
12,100,785 GNMA 1 .650 07/15/42 9,663,586
12,221,726 GNMA 2 .750 01/15/45 10,652,387
TOTAL MORTGAGE BACKED 52,081,736
U.S. TREASURY SECURITIES - 97 .3%
244 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 242
529 (a) United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 519
19,035,490 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 18,864,096
37,684,132 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 36,657,141
4,914,345 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 4,790,883
64,037,297 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 61,921,791
102,439,256 (a) United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 99,101,578
63,908,366 (a) United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 63,119,455
62,873,975 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 60,061,218
108,555,615 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 103,769,758
137,663,380 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 131,027,867
129,046,783 (a) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 122,660,125
39,415,017 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 39,390,027
16,655,400 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 15,670,497
101,038,051 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 95,879,900
87,576,808 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 86,147,656
153,703,679 (a) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 144,829,228
26,285,372 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 25,864,679
137,626,710 (a) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 132,918,898
48,033,810 (a) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 50,475,917
83,980,272 (a) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 79,801,208
73,030,293 (a) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 73,982,959
107,179,878 (a) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 101,533,901
77,514,810 (a) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 78,869,959
79,163,101 (a) United States Treasury Inflation Indexed Bonds 2 .125 04/15/29 79,254,404
77,016,237 (a) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 83,182,422
72,888,706 (a) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 66,928,313

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 121,325,498 (a) United States Treasury Inflation Indexed Bonds 0 .125% 01/15/30 $ 109,190,152
127,799,763 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 114,345,713
97,550,730 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 86,103,431
140,877,533 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 123,702,684
6,113,119 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 5,292,110
56,021,424 (a) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 61,155,333
72,132,487 (a) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 64,675,669
184,131,376 (a) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 170,352,289
92,594,619 (a) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 87,429,838
143,706,744 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 139,430,145
TOTAL U.S. TREASURY SECURITIES 2,818,382,005
TOTAL GOVERNMENT BONDS 2,876,936,648
(Cost $3,037,739,456)
TOTAL LONG-TERM INVESTMENTS 2,884,635,802
(Cost $3,046,557,041)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .2%
6,043,000 (b) Fixed Income Clearing Corporation 5 .320 07/01/24 6,043,000
TOTAL REPURCHASE AGREEMENT 6,043,000
TOTAL SHORT-TERM INVESTMENTS 6,043,000
(Cost $6,043,000)
TOTAL INVESTMENTS - 99.7% 2,890,678,802
(Cost $3,052,600,041)
OTHER ASSETS & LIABILITIES, NET - 0.3% 7,256,195
NET ASSETS - 100.0% $ 2,897,934,997
(a)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $6,045,679 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $6,164,084.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 101 09/19/24  $ 11,126,085 $ 11,108,422  $ (17,663)
U.S. Treasury 2-Year Note 345 09/30/24 70,243,344 70,455,469 212,125
Total 446  $ 81,369,429  $ 81,563,891 $ 194,462

Nuveen Short Duration Impact Bond Fund June 30, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.0%
BANK LOAN OBLIGATIONS - 2.4%
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
$ 485,000 (a) LTR Intermediate Holdings, Inc TSFR1M + 4.500% 9.958% 05/05/28 $ 478,028
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 478,028
UTILITIES - 1.8%
420,098 (a) Constellation Renewables LLC TSFR3M + 3.250% 8.109 12/15/27 421,467
900,000 (a) TerraForm Power Operating LLC TSFR3M + 2.500% 7.935 05/21/29 904,082
TOTAL UTILITIES 1,325,549
TOTAL BANK LOAN OBLIGATIONS 1,803,577
(Cost $1,789,565)
CORPORATE BONDS - 33.8%
BANKS - 9.5%
250,000 (b) BNP Paribas S.A. 1.675 06/30/27 230,985
689,000 Citigroup, Inc 1.281 11/03/25 678,240
500,000 (a) Citigroup, Inc TSFR3M + 1.512% 6.843 07/01/26 505,228
250,000 (b) Cooperatieve Rabobank UA 1.106 02/24/27 232,205
250,000 (b) Credit Agricole S.A. 5.335 01/10/30 247,331
275,000 Deutsche Bank AG. 6.819 11/20/29 285,997
600,000 (b) Federation des Caisses Desjardins du Quebec 5.147 11/27/28 607,703
250,000 (b) Federation des Caisses Desjardins du Quebec 5.250 04/26/29 249,405
500,000 (b) ING Groep NV 1.400 07/01/26 478,893
500,000 JPMorgan Chase & Co 0.768 08/09/25 497,263
925,000 JPMorgan Chase & Co 5.571 04/22/28 932,490
550,000 Morgan Stanley Bank NA 5.504 05/26/28 553,764
250,000 (b) Royal Bank of Canada 1.050 09/14/26 229,308
1,000,000 (b) Royal Bank of Canada 4.851 12/14/26 996,250
500,000 Wells Fargo & Co 4.540 08/15/26 493,811
TOTAL BANKS 7,218,873
CAPITAL GOODS - 0.7%
250,000 Air Lease Corp 5.100 03/01/29 247,362
300,000 Nature Conservancy 2.668 03/01/26 285,766
TOTAL CAPITAL GOODS 533,128
ENERGY - 2.0%
500,000 Marathon Oil Corp 5.300 04/01/29 502,056
525,000 Pioneer Natural Resources Co 5.100 03/29/26 523,840
250,000 Williams Cos, Inc 5.400 03/02/26 249,759
250,000 Williams Cos, Inc 5.300 08/15/28 250,766
TOTAL ENERGY 1,526,421
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
500,000 SITE Centers Corp 3.625 02/01/25 493,362
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 493,362
FINANCIAL SERVICES - 6.0%
500,000 AerCap Ireland Capital DAC 1.650 10/29/24 493,226
250,000 BB Blue Financing DAC 4.395 09/20/29 244,925
500,000 (b) Equitable Financial Life Global Funding 1.300 07/12/26 459,674
500,000 Goldman Sachs Group, Inc 0.855 02/12/26 484,923
250,000 (b) HAT Holdings I LLC 3.375 06/15/26 235,737
250,000 (b) HAT Holdings I LLC 8.000 06/15/27 259,910
500,000 Morgan Stanley 0.864 10/21/25 492,274
500,000 Private Export Funding Corp (PEFCO) 1.400 07/15/28 438,896
250,000 Private Export Funding Corp (PEFCO) 4.300 12/15/28 247,430
250,000 (b) Starwood Property Trust, Inc 7.250 04/01/29 252,680
250,000 (b) WLB Asset II B Pte Ltd 3.950 12/10/24 238,177

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 250,000 (b) WLB Asset II C Pte Ltd 3.900% 12/23/25 $ 236,044
250,000 (b) WLB Asset II D Pte Ltd 6.500 12/21/26 234,885
250,000 (b) WLB Asset VI Pte Ltd 7.250 12/21/27 259,122
TOTAL FINANCIAL SERVICES 4,577,903
FOOD, BEVERAGE & TOBACCO - 0.4%
275,000 Campbell Soup Co 5.200 03/21/29 275,160
TOTAL FOOD, BEVERAGE & TOBACCO 275,160
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
250,000 Unilever Capital Corp 0.626 08/12/24 248,468
1,000,000 Unilever Capital Corp 4.875 09/08/28 1,000,654
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,249,122
MATERIALS - 2.0%
500,000 (b) Anglo American Capital plc 3.625 09/11/24 497,521
200,000 (b) Cemex SAB de C.V. 9.125 N/A(c) 213,358
325,000 Nutrien Ltd 5.200 06/21/27 324,607
450,000 (b) Smurfit Kappa Treasury ULC 5.200 01/15/30 447,688
TOTAL MATERIALS 1,483,174
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
500,000 Merck & Co, Inc 1.900 12/10/28 444,587
275,000 Pfizer Investment Enterprises Pte Ltd 4.650 05/19/25 273,073
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 717,660
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
500,000 Apple, Inc 3.000 06/20/27 476,245
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 476,245
TRANSPORTATION - 0.2%
124,802 (b) Air Canada Pass Through Trust 4.125 05/15/25 122,137
48,534 Ethiopian Leasing 2012 LLC 2.646 05/12/26 47,235
TOTAL TRANSPORTATION 169,372
UTILITIES - 9.2%
475,000 Algonquin Power & Utilities Corp 5.365 06/15/26 472,698
500,000 Avangrid, Inc 3.150 12/01/24 494,490
600,000 (b) Brooklyn Union Gas Co 4.632 08/05/27 581,388
500,000 Connecticut Light and Power Co 4.650 01/01/29 494,065
500,000 Consumers 2023 Securitization Funding LLC 5.550 03/01/27 499,941
491,996 (b) Continental Wind LLC 6.000 02/28/33 484,954
1,000,000 DTE Electric Co 1.900 04/01/28 896,098
250,000 (b) Electricite de France S.A. 3.625 10/13/25 243,698
300,000 National Fuel Gas Co 5.500 01/15/26 299,040
237,000 (b) NextEra Energy Operating Partners LP 7.250 01/15/29 243,037
719,000 Oncor Electric Delivery Co LLC 0.550 10/01/25 677,231
250,000 Public Service Co of Colorado 3.700 06/15/28 237,422
275,000 San Diego Gas & Electric Co 4.950 08/15/28 273,734
336,329 SCE Recovery Funding LLC 1.977 11/15/28 311,738
275,000 Southern California Edison Co 4.875 02/01/27 272,962
500,000 Southern Power Co 4.150 12/01/25 491,097
TOTAL UTILITIES 6,973,593
TOTAL CORPORATE BONDS 25,694,013
(Cost $25,767,806)
GOVERNMENT BONDS - 44.9%
AGENCY SECURITIES - 4.5%
85,782 Export-Import Bank of the United States 1.822 05/03/25 84,134
250,000 Federal Home Loan Mortgage Corp (FHLMC) 1.500 02/12/25 244,248
330,208 Harar Leasing 2013 LLC 2.582 07/02/25 320,742
500,000 Hashemite Kingdom of Jordan Government AID Bond 3.000 06/30/25 485,833
171,008 Lulwa Ltd 1.831 03/26/25 167,935
177,913 Penta Aircraft Leasing LLC 1.691 04/29/25 174,585

Nuveen Short Duration Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 500,000 Private Export Funding Corp (PEFCO) 1.750% 11/15/24 $ 492,756
250,000 PEFCO 3.250 06/15/25 245,040
38,458 Sandalwood LLC 2.821 02/12/26 37,509
579,617 Thirax  LLC 0.968 01/14/33 489,114
163,103 United States International Development Finance Corp 1.050 10/15/29 145,980
163,103 United States International Development Finance Corp 1.790 10/15/29 149,143
363,931 Windermere Aviation LLC 2.351 05/27/26 352,386
TOTAL AGENCY SECURITIES 3,389,405
FOREIGN GOVERNMENT BONDS - 14.3%
500,000 African Development Bank 4.125 02/25/27 493,049
1,000,000 (b) Arab Petroleum Investments Corp 5.428 05/02/29 1,018,950
360,000 Asian Development Bank 4.625 06/13/25 358,023
250,000 Asian Infrastructure Investment Bank 0.500 01/27/26 233,134
250,000 Asian Infrastructure Investment Bank 4.875 09/14/26 250,453
300,000 (a),(b) Asian Infrastructure Investment Bank SOFR Compounded Index +
0.620%
5.985 08/16/27 301,530
250,000 (b) BNG Bank NV 3.500 05/19/28 240,140
250,000 (b) Caisse d'Amortissement de la Dette Sociale 4.875 09/19/26 250,201
250,000 (a) Central American Bank for Economic Integration TSFR3M + 1.112% 6.438 11/15/24 249,875
250,000 (b) Central American Bank for Economic Integration 5.000 02/09/26 248,429
500,000 Council Of Europe Development Bank 3.000 06/16/25 489,611
500,000 European Investment Bank 2.875 06/13/25 489,582
500,000 (b) European Stability Mechanism 1.375 09/11/24 496,063
450,000 Export Development Canada 3.875 02/14/28 439,618
500,000 Hydro-Quebec 8.050 07/07/24 500,144
250,000 Inter-American Investment Corp 2.625 04/22/25 244,631
250,000 Inter-American Investment Corp 0.625 02/10/26 233,023
500,000 Inter-American Investment Corp 4.125 02/15/28 489,471
250,000 International Bank for Reconstruction & Development 0.000 03/31/27 227,744
500,000 International Bank for Reconstruction & Development 0.000 03/31/28 482,537
250,000 International Finance Facility for Immunisation Co 1.000 04/21/26 232,770
500,000 Japan Bank for International Cooperation 1.625 01/20/27 461,510
500,000 Japan Bank for International Cooperation 4.375 10/05/27 493,652
250,000 Japan International Cooperation Agency 4.000 05/23/28 242,851
500,000 Japan International Cooperation Agency 4.750 05/21/29 502,672
500,000 Kreditanstalt fuer Wiederaufbau 1.000 10/01/26 461,082
250,000 (b) Nederlandse Waterschapsbank NV 1.750 01/15/25 245,184
500,000 OPEC Fund for International Development 4.500 01/26/26 493,377
TOTAL FOREIGN GOVERNMENT BONDS 10,869,306
MORTGAGE BACKED - 0.0%
30,000 (a),(b) Structured Agency Credit Risk Debt Note (STACR) SOFR30A + 2.900% 8.235 04/25/42 31,215
TOTAL MORTGAGE BACKED 31,215
MUNICIPAL BONDS - 7.3%
117,179 (d) City of Fort Wayne IN 10.750 12/01/29 12
500,000 District of Columbia 3.850 02/28/25 493,788
250,000 Fairfax County Economic Development Authority 5.589 10/01/24 250,127
250,000 Florida Development Finance Corp 7.500 07/01/57 254,459
250,000 (b) Florida Development Finance Corp 8.250 07/01/57 259,233
250,000 Mount Diablo Unified School District 5.548 08/01/27 251,515
500,000 (b) New Hampshire Business Finance Authority 5.540 02/01/29 500,000
850,000 New York State Energy Research & Development
Authority
3.845 04/01/25 839,235
815,000 (e) New York State Energy Research & Development
Authority
5.822 04/01/27 815,140
250,000 Pharr Economic Development Corp 3.016 08/15/26 239,973
650,000 Philadelphia Energy Authority 5.587 11/01/24 650,460
302,607 State of Hawaii Department of Business Economic
Development & Tourism
3.242 01/01/31 291,813
250,000 Village of Deerfield IL 4.000 12/01/28 243,715
200,000 (b) Warm Springs Reservation Confederated Tribe 3.050 11/01/24 198,260

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 250,000 (b) Warm Springs Reservation Confederated Tribe 2.165% 11/01/26 $ 233,300
TOTAL MUNICIPAL BONDS 5,521,030
U.S. TREASURY SECURITIES - 18.8%
9,283,000 United States Treasury Note 5.000 09/30/25 9,279,011
4,096,000 United States Treasury Note 4.875 05/31/26 4,104,320
393,000 United States Treasury Note 4.625 06/15/27 394,136
500,000 United States Treasury Note 4.500 05/31/29 503,398
TOTAL U.S. TREASURY SECURITIES 14,280,865
TOTAL GOVERNMENT BONDS 34,091,821
(Cost $34,352,468)
STRUCTURED ASSETS - 17.9%
ASSET BACKED - 10.7%
247,938 (b) Air Canada 2020-2, Class A Pass Through Trust 5.250 04/01/29 244,557
Series - 2020 A (Class )
543,297 Delta Air Lines Pass Through Trust 3.625 07/30/27 518,368
Series - 2015 1 (Class AA)
190,206 Delta Air Lines Pass Through Trust 2.000 06/10/28 172,918
Series - 2020 1 (Class AA)
191,569 Delta Air Lines Pass Through Trust 2.500 06/10/28 173,978
Series - 2020 1 (Class A)
252,432 (b) GoodLeap Sustainable Home Solutions Trust 1.930 07/20/48 196,281
Series - 2021 4GS (Class A)
242,753 (b) GoodLeap Sustainable Home Solutions Trust 2.560 10/20/48 185,432
Series - 2021 5CS (Class B)
471,530 (b) Helios Issuer, LLC 5.300 08/22/50 458,273
Series - 2023 B (Class A)
90,049 (b) HERO Funding Trust 4.050 09/20/41 83,754
Series - 2016 1A (Class A)
139,932 (b) HERO Funding Trust 3.910 09/20/42 128,288
Series - 2016 3A (Class A2)
104,627 (b) HERO Funding Trust 2.720 09/20/57 85,020
Series - 2020 1A (Class A)
500,000 (b) Hertz Vehicle Financing III LLC 5.570 09/25/29 498,391
Series - 2023 2A (Class A)
102,001 (b) Mosaic Solar Loan Trust 2.100 04/20/46 88,025
Series - 2020 1A (Class A)
232,324 (b) Mosaic Solar Loan Trust 1.440 08/20/46 194,598
Series - 2020 2A (Class A)
280,309 (b) Mosaic Solar Loan Trust 1.440 06/20/52 225,739
Series - 2021 3A (Class A)
236,177 (b) Mosaic Solar Loan Trust 1.770 06/20/52 198,115
Series - 2021 3A (Class C)
25,574 (b) Renew 3.670 09/20/52 23,370
Series - 2017 1A (Class A)
192,318 (b) Sunnova Helios VII Issuer LLC 2.030 10/20/48 161,112
Series - 2021 C (Class A)
249,957 (b) Sunnova Helios VIII Issuer LLC 2.790 02/22/49 214,404
Series - 2022 A (Class A)
233,422 (b) Sunnova Helios XI Issuer LLC 5.300 05/20/50 228,445
Series - 2023 A (Class A)
432,757 (b) Sunrun Atlas Issuer LLC 3.610 02/01/55 394,674
Series - 2019 2 (Class A)
319,362 (b) Sunrun Callisto Issuer LLC 3.980 06/30/54 295,685
Series - 2019 1A (Class A)
278,458 (b) Sunrun Callisto Issuer LLC 2.270 01/30/57 227,626
Series - 2021 2A (Class A)
176,393 (b) Tesla Auto Lease Trust 5.860 08/20/25 176,498
Series - 2023 A (Class A2)

Nuveen Short Duration Impact Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 250,000 (b) Tesla Auto Lease Trust 1.320% 09/22/25 $ 248,905
Series - 2021 B (Class D)
250,000 (b) Tesla Auto Lease Trust 5.890 06/22/26 250,535
Series - 2023 A (Class A3)
815,000 (b) Tesla Auto Lease Trust 6.130 09/21/26 819,468
Series - 2023 B (Class A3)
580,000 (b) Tesla Auto Lease Trust 5.300 06/21/27 578,484
Series - 2024 A (Class A3)
750,000 (b) Tesla Electric Vehicle Trust 5.540 12/21/26 749,408
Series - 2023 1 (Class A2A)
343,290 (b) Vivint Colar Financing V LLC 7.370 04/30/48 319,189
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 8,139,540
OTHER MORTGAGE BACKED - 7.2%
250,000 (a),(b) Alen Mortgage Trust TSFR1M + 2.364% 7.693 04/15/34 192,818
Series - 2021 ACEN (Class C)
250,000 (b) BX Trust 6.300 10/13/27 235,462
Series - 2022 CLS (Class B)
250,000 (a),(b) BX TRUST TSFR1M + 1.490% 6.819 01/17/39 245,331
Series - 2022 AHP (Class AS)
250,000 (a),(b) BX TRUST TSFR1M + 2.090% 7.419 01/17/39 244,490
Series - 2022 AHP (Class C)
50,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.500% 8.835 03/25/42 52,692
Series - 2022 R03 (Class 1M2)
27,000 (a),(b) Connecticut Avenue Securities Trust TSFR1M + 3.600% 8.935 07/25/42 28,639
Series - 2022 R08 (Class 1M2)
250,000 (a),(b) DBUBS Mortgage Trust 3.648 10/10/34 219,119
Series - 2017 BRBK (Class D)
250,000 (b) Frontier Issuer LLC 6.600 08/20/53 251,500
Series - 2023 1 (Class A2)
250,000 (b) Frontier Issuer LLC 11.500 08/20/53 252,361
Series - 2023 1 (Class C)
68,740 GS Mortgage Securities Trust 2.922 05/10/49 67,228
Series - 2016 GS2 (Class AAB)
500,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Trust
TSFR1M + 1.734% 7.063 10/15/33 478,334
Series - 2020 609M (Class A)
250,000 (a),(b) MAD Mortgage Trust 3.294 08/15/34 232,344
Series - 2017 330M (Class A)
212,214 (a),(b) Natixis Commercial Mortgage Securities Trust TSFR1M + 1.579% 5.915 07/15/36 198,098
Series - 2019 MILE (Class A)
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust TSFR1M + 1.879% 7.208 07/15/36 220,188
Series - 2019 MILE (Class B)
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust TSFR1M + 2.279% 7.608 07/15/36 207,827
Series - 2019 MILE (Class C)
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust TSFR1M + 4.329% 9.658 07/15/36 168,500
Series - 2019 MILE (Class F)
11,302 (a),(b) OBX Trust TSFR1M + 0.764% 4.658 06/25/57 10,954
Series - 2018 1 (Class A2)
182,612 (b) One Market Plaza Trust 3.614 02/10/32 163,631
Series - 2017 1MKT (Class A)
250,000 (b) One Market Plaza Trust 3.845 02/10/32 216,722
Series - 2017 1MKT (Class B)
27,382,754 (a),(b) SLG Office Trust 0.258 07/15/41 383,227
Series - 2021 OVA (Class X)
500,000 (a),(b) STWD Mortgage Trust TSFR1M + 1.371% 6.700 11/15/36 493,074
Series - 2021 LIH (Class AS)
500,000 (a),(b) STWD Mortgage Trust TSFR1M + 1.770% 7.099 11/15/36 493,605
Series - 2021 LIH (Class B)
270,000 (a),(b) STWD Mortgage Trust TSFR1M + 2.069% 7.398 11/15/36 265,429
Series - 2021 LIH (Class C)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 111,038 (b) Verus Securitization Trust 3.417% 01/25/60 $ 106,641
Series - 2020 1 (Class A1)
TOTAL OTHER MORTGAGE BACKED 5,428,214
TOTAL STRUCTURED ASSETS 13,567,754
(Cost $14,366,489)
TOTAL LONG-TERM INVESTMENTS 75,157,165
(Cost $76,276,328)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 1.9%
1,494,000 Federal Home Loan Bank (FHLB) 0.000 07/01/24 1,493,347
TOTAL GOVERNMENT AGENCY DEBT 1,493,347
TOTAL SHORT-TERM INVESTMENTS 1,493,347
(Cost $1,494,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
318 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (g) 318
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 318
(Cost $318)
TOTAL INVESTMENTS - 100.9% 76,650,830
(Cost $77,770,646)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (692,721)
NET ASSETS - 100.0% $ 75,958,109
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $24,939,856 or 32.5% of Total Investments.
(c)
Perpetual security
(d)
In default
(e)
When-issued or delayed delivery security.
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Short Term Bond Fund June 30, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.3%
BANK LOAN OBLIGATIONS - 1.1%
CAPITAL GOODS - 0.1%
$ 1,469,773 (a) Core & Main LP TSFR3M + 2.000% 7.339% 07/27/28 $ 1,474,374
TOTAL CAPITAL GOODS 1,474,374
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,116,055 (a) GFL Environmental, Inc TSFR3M + 2.500% 7.826 05/31/27 1,119,632
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,119,632
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
670,250 (a) American Builders & Contractors Supply Co, Inc TSFR1M + 2.000% 7.344 01/31/31 672,432
1,762,757 (a) Avis Budget Car Rental LLC TSFR1M + 1.750% 7.208 08/06/27 1,748,064
1,072,113 (a) Avis Budget Car Rental LLC TSFR1M + 3.000% 8.444 03/16/29 1,072,514
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,493,010
CONSUMER SERVICES - 0.3%
1,458,466 (a) 1011778 BC ULC TSFR1M + 0.018% 7.578 09/20/30 1,456,621
1,943,891 (a) Hilton Worldwide Finance LLC TSFR1M + 1.750% 7.095 11/08/30 1,948,071
786,202 (a) KFC Holding Co TSFR1M + 1.750% 7.196 03/15/28 787,043
1,419,275 (a) Wyndham Hotels & Resorts, Inc TSFR1M + 0.018% 7.094 05/24/30 1,422,724
TOTAL CONSUMER SERVICES 5,614,459
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
803,676 (a) US Foods, Inc TSFR1M + 2.000% 7.344 11/22/28 808,807
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 808,807
FINANCIAL SERVICES - 0.0%
703,570 (a) Trans Union LLC TSFR1M + 2.000% 7.344 12/01/28 704,636
TOTAL FINANCIAL SERVICES 704,636
MATERIALS - 0.0%
416,418 (a) Berry Global, Inc TSFR1M + 1.750% 7.191 07/01/26 417,373
TOTAL MATERIALS 417,373
MEDIA & ENTERTAINMENT - 0.1%
1,005,647 (a) CSC Holdings LLC TSFR1M + 0.054% 7.943 04/15/27 1,004,703
674,453 (a) Outfront Media Capital LLC TSFR1M + 1.750% 7.094 11/18/26 675,381
TOTAL MEDIA & ENTERTAINMENT 1,680,084
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
920,310 (a) Avantor Funding, Inc TSFR1M + 2.000% 7.444 11/08/27 925,616
2,199,561 (a) Jazz Financing Lux Sarl TSFR1M + 3.000% 8.458 05/05/28 2,203,685
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,129,301
SOFTWARE & SERVICES - 0.1%
1,303,333 (a) Gen Digital, Inc TSFR1M + 1.750% 7.094 09/12/29 1,300,420
TOTAL SOFTWARE & SERVICES 1,300,420
UTILITIES - 0.1%
1,748,459 (a) Energizer Holdings, Inc TSFR1M + 2.000% 7.344 12/22/27 1,755,024
TOTAL UTILITIES 1,755,024
TOTAL BANK LOAN OBLIGATIONS 21,497,120
(Cost $21,369,444)
CORPORATE BONDS - 31.6%
AUTOMOBILES & COMPONENTS - 2.2%
2,725,000 (b) Denso Corp 1.239 09/16/26 2,490,356
10,000,000 Ford Motor Credit Co LLC 6.950 06/10/26 10,191,344
3,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 3,125,983
2,200,000 (b),(c) Ford Otomotiv Sanayi AS. 7.125 04/25/29 2,220,020
4,000,000 General Motors Financial Co, Inc 1.200 10/15/24 3,947,920

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 11,000,000 General Motors Financial Co, Inc 5.400% 04/06/26 $ 10,974,972
5,000,000 General Motors Financial Co, Inc 5.400 05/08/27 4,997,246
850,000 General Motors Financial Co, Inc 6.000 01/09/28 863,935
2,250,000 (b) Hyundai Capital Services, Inc 2.125 04/24/25 2,186,964
1,335,000 (b) Kia Corp 2.375 02/14/25 1,308,240
TOTAL AUTOMOBILES & COMPONENTS 42,306,980
BANKS - 11.7%
2,100,000 (b) Banco de Credito del Peru 2.700 01/11/25 2,063,975
3,650,000 (b) Banco del Estado de Chile 2.704 01/09/25 3,576,818
2,855,000 (b) Banco do Brasil S.A. 3.250 09/30/26 2,705,454
5,000,000 Banco Santander S.A. 3.496 03/24/25 4,925,985
4,000,000 (b) Bank Leumi Le-Israel BM 5.125 07/27/27 3,870,264
8,000,000 Bank of America Corp 0.981 09/25/25 7,910,359
20,000,000 Bank of America Corp 3.384 04/02/26 19,641,854
5,000,000 Bank of America Corp 5.819 09/15/29 5,104,671
10,000,000 Bank of America NA 5.650 08/18/25 10,030,817
5,000,000 Barclays plc 6.490 09/13/29 5,175,988
15,000,000 CitiBank NA 5.438 04/30/26 15,052,140
500,000 Citigroup, Inc 6.048 10/30/24 500,460
2,500,000 Citigroup, Inc 1.281 11/03/25 2,460,957
10,000,000 Citigroup, Inc 5.610 09/29/26 9,994,448
20,000,000 Goldman Sachs Bank USA 5.283 03/18/27 19,934,414
10,000,000 Goldman Sachs Bank USA 5.414 05/21/27 9,983,450
14,000,000 JPMorgan Chase & Co 4.080 04/26/26 13,813,897
10,000,000 JPMorgan Chase & Co 5.581 04/22/30 10,158,409
10,000,000 JPMorgan Chase Bank NA 5.110 12/08/26 9,998,399
5,000,000 Mitsubishi UFJ Financial Group, Inc 5.063 09/12/25 4,991,079
5,000,000 Morgan Stanley Bank NA 5.882 10/30/26 5,061,673
8,400,000 Morgan Stanley Bank NA 5.504 05/26/28 8,457,485
4,275,000 (b) NatWest Markets plc 5.416 05/17/27 4,272,516
10,000,000 Royal Bank of Canada 5.200 07/20/26 9,987,070
3,000,000 Toronto-Dominion Bank 3.766 06/06/25 2,951,444
3,000,000 (c) Toronto-Dominion Bank 4.980 04/05/27 2,983,952
4,000,000 (b) United Overseas Bank Ltd 1.250 04/14/26 3,737,014
21,900,000 Wells Fargo Bank NA 5.450 08/07/26 21,965,640
TOTAL BANKS 221,310,632
CAPITAL GOODS - 1.1%
10,000,000 Boeing Co 2.196 02/04/26 9,398,752
10,000,000 Caterpillar Financial Services Corp 4.350 05/15/26 9,865,352
2,000,000 (b) Sisecam UK plc 8.250 05/02/29 2,031,080
TOTAL CAPITAL GOODS 21,295,184
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
2,700,000 O'Reilly Automotive, Inc 5.750 11/20/26 2,725,055
3,000,000 (b) Prosus NV 3.257 01/19/27 2,807,751
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,532,806
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
3,900,000 Walmart, Inc 1.050 09/17/26 3,595,165
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,595,165
ENERGY - 2.5%
3,000,000 Canadian Natural Resources Ltd 2.050 07/15/25 2,889,115
2,000,000 Diamondback Energy, Inc 5.150 01/30/30 1,991,532
4,775,000 Enbridge, Inc 2.500 02/14/25 4,679,226
3,000,000 Energy Transfer LP 2.900 05/15/25 2,926,435
3,500,000 Enterprise Products Operating LLC 5.050 01/10/26 3,490,305
2,991,000 Hess Corp 4.300 04/01/27 2,916,335
2,425,000 Marathon Oil Corp 5.300 04/01/29 2,434,971
4,000,000 Marathon Petroleum Corp 4.700 05/01/25 3,967,297
139,000 Petroleos Mexicanos 2.378 04/15/25 133,880
1,000,000 Petroleos Mexicanos 4.500 01/23/26 951,444

Nuveen Short Term Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 Petroleos Mexicanos 5.350% 02/12/28 $ 898,701
2,631,579 Reliance Industries Ltd 2.444 01/15/26 2,563,767
2,000,000 (b) Tengizchevroil Finance Co International Ltd 2.625 08/15/25 1,916,840
5,000,000 TransCanada PipeLines Ltd 1.000 10/12/24 4,931,707
10,000,000 Williams Cos, Inc 5.400 03/02/26 9,990,359
TOTAL ENERGY 46,681,914
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
3,000,000 American Tower Corp 5.250 07/15/28 2,993,645
1,450,000 AvalonBay Communities, Inc 3.500 11/15/24 1,438,417
3,000,000 Essex Portfolio LP 1.700 03/01/28 2,632,758
4,800,000 Kite Realty Group LP 4.000 10/01/26 4,643,301
3,000,000 (b) ProLogis Targeted US Logistics Fund LP 5.250 04/01/29 3,002,029
1,665,000 (b) SBA Tower Trust 2.836 01/15/25 1,635,756
13,365,000 (b) SBA Tower Trust 1.884 01/15/26 12,568,980
2,500,000 (b) SBA Tower Trust 1.631 11/15/26 2,270,731
5,000,000 SITE Centers Corp 4.700 06/01/27 4,961,906
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 36,147,523
FINANCIAL SERVICES - 1.7%
5,500,000 AerCap Ireland Capital DAC 6.100 01/15/27 5,580,674
3,000,000 American Express Co 5.532 04/25/30 3,034,563
1,500,000 (b) Banco BTG Pactual S.A. 2.750 01/11/26 1,423,297
2,500,000 (b) DAE Funding LLC 2.625 03/20/25 2,433,090
5,000,000 Morgan Stanley 1.164 10/21/25 4,927,798
1,675,000 Morgan Stanley 5.449 07/20/29 1,685,332
5,875,000 Morgan Stanley 5.656 04/18/30 5,974,502
2,000,000 (b) Private Export Funding Corp (PEFCO) 0.550 07/30/24 1,991,793
5,000,000 State Street Corp 5.272 08/03/26 5,009,526
TOTAL FINANCIAL SERVICES 32,060,575
FOOD, BEVERAGE & TOBACCO - 0.7%
3,000,000 (b) Bimbo Bakeries USA, Inc 6.050 01/15/29 3,083,475
3,000,000 Constellation Brands, Inc 3.150 08/01/29 2,720,707
4,300,000 PepsiCo, Inc 5.125 11/10/26 4,318,894
3,000,000 Philip Morris International, Inc 4.875 02/13/29 2,966,573
TOTAL FOOD, BEVERAGE & TOBACCO 13,089,649
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
3,750,000 CVS Health Corp 4.300 03/25/28 3,621,069
3,200,000 HCA, Inc 5.200 06/01/28 3,187,328
5,000,000 McKesson Corp 4.900 07/15/28 4,988,479
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,796,876
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,000,000 Haleon UK Capital plc 3.125 03/24/25 4,908,910
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,908,910
INSURANCE - 0.1%
2,500,000 (b) Principal Life Global Funding II 0.875 01/12/26 2,335,968
TOTAL INSURANCE 2,335,968
MATERIALS - 1.1%
3,401,000 Amcor Finance USA, Inc 3.625 04/28/26 3,282,926
2,200,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 1,976,869
1,200,000 (b) Freeport Indonesia PT 4.763 04/14/27 1,175,219
2,325,000 (b) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 2,167,237
3,000,000 (b) POSCO 4.375 08/04/25 2,959,621
4,200,000 (b) POSCO 5.750 01/17/28 4,253,586
3,000,000 Sherwin-Williams Co 4.050 08/08/24 2,993,918
3,000,000 WRKCo, Inc 3.000 09/15/24 2,981,490
TOTAL MATERIALS 21,790,866
MEDIA & ENTERTAINMENT - 1.5%
2,000,000 (b) CCO Holdings LLC 5.125 05/01/27 1,920,292

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 10,000,000 Charter Communications Operating LLC 6.150% 11/10/26 $ 10,096,641
10,000,000 Comcast Corp 3.150 03/01/26 9,665,880
6,875,000 Warnermedia Holdings, Inc 3.638 03/15/25 6,768,392
TOTAL MEDIA & ENTERTAINMENT 28,451,205
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
3,450,000 AbbVie, Inc 4.800 03/15/29 3,436,665
4,600,000 Amgen, Inc 5.150 03/02/28 4,599,324
3,000,000 AstraZeneca Finance LLC 4.800 02/26/27 2,982,709
8,000,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/28 7,859,942
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 1,007,022
3,000,000 Zoetis, Inc 5.400 11/14/25 2,997,773
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 22,883,435
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
3,000,000 (b) SK Hynix, Inc 1.500 01/19/26 2,816,588
3,000,000 (b) SK Hynix, Inc 6.375 01/17/28 3,086,649
1,075,000 TSMC Arizona Corp 1.750 10/25/26 994,830
1,325,000 TSMC Arizona Corp 3.875 04/22/27 1,280,710
3,000,000 (b) TSMC Global Ltd 0.750 09/28/25 2,834,711
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,013,488
SOFTWARE & SERVICES - 0.5%
5,000,000 Adobe, Inc 1.900 02/01/25 4,895,265
925,000 (b) Gen Digital, Inc 6.750 09/30/27 936,736
3,100,000 Oracle Corp 5.800 11/10/25 3,114,688
TOTAL SOFTWARE & SERVICES 8,946,689
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,000,000 Amphenol Corp 5.050 04/05/29 3,008,996
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,008,996
TELECOMMUNICATION SERVICES - 0.9%
5,500,000 AT&T, Inc 1.700 03/25/26 5,162,937
8,000,000 T-Mobile USA, Inc 3.750 04/15/27 7,689,282
5,500,000 Verizon Communications, Inc 2.100 03/22/28 4,946,320
TOTAL TELECOMMUNICATION SERVICES 17,798,539
TRANSPORTATION - 0.6%
5,000,000 Canadian Pacific Railway Co 1.350 12/02/24 4,909,234
2,000,000 (b) Grupo Aeromexico SAB de C.V. 8.500 03/17/27 2,001,348
3,400,000 (b) Misc Capital Two Labuan Ltd 3.625 04/06/25 3,347,752
2,000,000 (b) Transnet SOC Ltd 8.250 02/06/28 1,988,860
TOTAL TRANSPORTATION 12,247,194
UTILITIES - 1.7%
1,925,000 Consumers 2023 Securitization Funding LLC 5.550 03/01/27 1,924,773
3,000,000 Dominion Energy, Inc 3.300 03/15/25 2,949,817
5,000,000 Florida Power & Light Co 4.400 05/15/28 4,910,832
1,575,000 NextEra Energy Capital Holdings, Inc 4.900 02/28/28 1,559,900
3,000,000 NextEra Energy Capital Holdings, Inc 4.900 03/15/29 2,967,800
9,300,000 Virginia Power Fuel Securitization LLC 5.088 05/01/27 9,254,515
5,000,000 WEC Energy Group, Inc 4.750 01/09/26 4,945,884
3,300,000 WEC Energy Group, Inc 5.600 09/12/26 3,312,474
TOTAL UTILITIES 31,825,995
TOTAL CORPORATE BONDS 599,028,589
(Cost $603,180,483)
GOVERNMENT BONDS - 46.5%
AGENCY SECURITIES - 1.2%
20,036,250 Federal Home Loan Bank (FHLB) 1.000 03/23/26 18,744,017
1,265,000 Montefiore Medical Center 2.152 10/20/26 1,203,343
2,105,263 Reliance Industries Ltd 1.870 01/15/26 2,034,792

Nuveen Short Term Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 2,000,000 Reliance Industries Ltd 2.060% 01/15/26 $ 1,949,302
TOTAL AGENCY SECURITIES 23,931,454
FOREIGN GOVERNMENT BONDS - 2.6%
2,500,000 Brazilian Government International Bond 2.875 06/06/25 2,424,837
6,250,000 (b) Central American Bank for Economic Integration 5.000 02/09/26 6,210,720
1,000,000 (b) Hungary Government International Bond 6.125 05/22/28 1,018,000
2,800,000 (b) Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 2,603,787
300,000 (b) Magyar Export-Import Bank Zrt 6.125 12/04/27 300,868
4,350,000 Mexico Government International Bond 3.750 01/11/28 4,111,286
4,300,000 (b) Morocco Government International Bond 2.375 12/15/27 3,831,816
3,575,000 (b) OPEC Fund for International Development 4.500 01/26/26 3,527,691
3,400,000 (b) Perusahaan Penerbit SBSN Indonesia III 3.900 08/20/24 3,389,705
4,250,000 Peruvian Government International Bond 4.125 08/25/27 4,098,736
900,000 Philippine Government International Bond 2.457 05/05/30 776,891
4,000,000 (b) Qatar Government International Bond 4.000 03/14/29 3,874,928
6,800,000 Republic of Italy Government International Bond 2.375 10/17/24 6,732,462
1,000,000 (b) Romanian Government International Bond 6.625 02/17/28 1,021,350
5,200,000 (b) Saudi Government International Bond 3.250 10/26/26 4,986,020
TOTAL FOREIGN GOVERNMENT BONDS 48,909,097
MORTGAGE BACKED - 6.1%
2,960,977 (a),(b) Chase Mortgage Trust 3.750 12/25/45 2,652,754
11,475 Citicorp Mortgage Securities Trust 5.500 02/25/26 11,218
285,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 1.900% 7.235 12/25/41 288,674
8,784,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.435 03/25/42 9,160,899
6,120,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 4.650% 9.985 06/25/42 6,641,934
7,277,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.350% 8.685 01/25/43 7,699,914
8,380,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.550% 8.885 05/25/43 9,029,191
1,030,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.435 06/25/43 1,089,975
12,356 Deutsche Mortgage Securities, Inc Mortgage Loan Trust
(Step Bond)
5.940 07/25/34 12,060
25,019,809 Federal Home Loan Mortgage Corp (FHLMC) 5.500 10/01/38 25,073,942
5,683,767 Federal National Mortgage Association (FNMA) 5.500 09/01/38 5,696,065
5,975,837 Government National Mortgage Association (GNMA) 2.000 05/15/31 5,353,018
16,340,390 GNMA 1.730 07/15/37 13,620,431
50,841 (a) Impac CMB Trust TSFR1M + 0.774% 6.120 03/25/35 45,367
256,373 (a),(b) New Residential Mortgage Loan Trust 3.750 11/25/54 238,459
417,785 (a),(b) New Residential Mortgage Loan Trust 3.750 03/25/56 389,762
716,234 (a),(b) New Residential Mortgage Loan Trust 4.000 12/25/57 676,638
336,174 (a) Structured Adjustable Rate Mortgage Loan Trust TSFR1M + 0.484% 5.830 07/25/34 332,723
460,000 (a),(b) Structured Agency Credit Risk Debt Note (STACR) SOFR30A + 2.900% 8.235 04/25/42 478,638
20,000,000 (a),(b) STACR SOFR30A + 3.350% 8.685 05/25/42 21,023,280
235,357 (a),(b) STACR SOFR30A + 4.500% 9.835 06/25/42 255,602
1,055,000 (a),(b) STACR SOFR30A + 4.000% 9.335 07/25/42 1,128,103
3,830,000 (a),(b) STACR SOFR30A + 3.250% 8.585 04/25/43 4,062,299
TOTAL MORTGAGE BACKED 114,960,946
U.S. TREASURY SECURITIES - 36.6%
63,131,715 (d) United States Treasury Inflation Indexed Bonds 0.125 04/15/26 60,307,427
35,922,000 United States Treasury Note 3.875 03/31/25 35,569,445
21,185,000 United States Treasury Note 3.875 04/30/25 20,957,013
70,000,000 United States Treasury Note 3.000 09/30/25 68,293,750
80,000,000 United States Treasury Note 3.000 10/31/25 77,978,125
20,000,000 United States Treasury Note 2.875 11/30/25 19,443,750
39,000,000 United States Treasury Note 0.500 02/28/26 36,315,703
13,091,000 United States Treasury Note 3.625 05/15/26 12,824,067
25,079,000 United States Treasury Note 4.875 05/31/26 25,129,942
131,000,000 United States Treasury Note 1.500 08/15/26 122,587,344
37,915,000 United States Treasury Note 4.625 06/15/27 38,024,598
15,000,000 United States Treasury Note 0.500 06/30/27 13,328,320
49,000,000 United States Treasury Note 0.625 11/30/27 43,077,890
15,686,000 United States Treasury Note 3.625 03/31/28 15,244,831

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 7,000,000 United States Treasury Note 1.250% 09/30/28 $ 6,151,250
66,000,000 United States Treasury Note 1.375 10/31/28 58,198,594
39,470,000 United States Treasury Note 4.500 05/31/29 39,738,273
TOTAL U.S. TREASURY SECURITIES 693,170,322
TOTAL GOVERNMENT BONDS 880,971,819
(Cost $889,297,175)
STRUCTURED ASSETS - 19.1%
ASSET BACKED - 8.7%
53,553 Aames Mortgage Trust (Step Bond) 7.396 06/25/32 52,334
Series - 2002 1 (Class A3)
4,975,000 (b) Alterna Funding III LLC 6.260 05/16/39 4,982,602
Series - 2024 1A (Class A)
55,677 (b) Asset Backed Funding Corp NIM Trust 5.900 07/26/35 1
Series - 2005 WMC1 (Class N1)
588,960 (a) Asset Backed Securities Corp Home Equity Loan Trust
Series
TSFR1M + 1.764% 7.093 03/15/32 604,193
Series - 2002 HE1 (Class M1)
9,000,000 (b) Avis Budget Rental Car Funding AESOP LLC 5.360 06/20/30 8,958,318
Series - 2024 1A (Class A)
1,909,470 (b) Capital Automotive REIT 1.440 08/15/51 1,743,051
Series - 2021 1A (Class A1)
2,099,578 (b) Capital Automotive REIT 1.920 08/15/51 1,925,322
Series - 2021 1A (Class A3)
8,600,000 CarMax Auto Owner Trust 0.740 10/15/26 8,289,668
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1.000 03/15/27 6,608,530
Series - 2021 3 (Class B)
724 Centex Home Equity 5.540 01/25/32 713
Series - 2002 A (Class AF6)
40,066 (a) Centex Home Equity TSFR1M + 0.759% 6.105 03/25/34 39,026
Series - 2004 B (Class M1)
122,341 (a) Chase Funding Mortgage Loan Asset-Backed
Certificates
5.700 02/26/35 110,947
Series - 2004 2 (Class 1M2)
2,540,000 CNH Equipment Trust 0.900 01/16/29 2,382,106
Series - 2021 B (Class B)
6,630,000 (b) DB Master Finance LLC 2.045 11/20/51 6,087,398
Series - 2021 1A (Class A2I)
10,697,500 (b) Domino's Pizza Master Issuer LLC 2.662 04/25/51 9,494,166
Series - 2021 1A (Class A2I)
454,013 (b) FCI Funding LLC 1.130 04/15/33 447,705
Series - 2021 1A (Class A)
1,642,065 (b) FNA VI LLC 1.350 01/10/32 1,506,871
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0.700 10/15/26 4,337,619
Series - 2021 A (Class B)
1,500,000 (b) Ford Credit Auto Owner Trust 1.610 10/17/33 1,397,637
Series - 2021 1 (Class B)
18,050,000 GM Financial Automobile Leasing Trust 5.780 07/20/27 18,102,293
Series - 2024 2 (Class A3)
3,350,000 GM Financial Consumer Automobile Receivables Trust 0.750 05/17/27 3,271,034
Series - 2021 1 (Class B)
2,500,000 (a),(b) Gracie Point International Funding LLC 7.050 03/01/28 2,509,801
Series - 2024 1A (Class A)
1,115,000 (a),(b) Gracie Point International Funding LLC 7.450 03/01/28 1,119,347
Series - 2024 1A (Class B)
6,406,664 (b) Hilton Grand Vacations Trust 5.500 03/25/38 6,442,069
Series - 2024 2A (Class A)
273,546 IMC Home Equity Loan Trust (Step Bond) 5.432 08/20/29 263,967
Series - 1998 3 (Class A7)

Nuveen Short Term Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,100,000 (a),(b) MSCG Trust 3.577% 06/07/35 $ 5,422,655
Series - 2015 ALDR (Class C)
12,183,401 (b) MVW LLC 5.320 02/20/43 12,157,845
Series - 2024 1A (Class A)
2,013,780 (b) Navient Private Education Refi Loan Trust 0.840 05/15/69 1,779,217
Series - 2021 A (Class A)
876,413 (b) Oportun Funding XIV LLC 1.210 03/08/28 850,423
Series - 2021 A (Class A)
1,873,524 (b) Oportun Issuance Trust 1.960 05/08/31 1,777,710
Series - 2021 B (Class B)
365,386 (a) Park Place Securities, Inc TSFR1M + 1.359% 6.705 01/25/36 360,439
Series - 2005 WCH1 (Class M4)
8,425,000 (b) PFS Financing Corp 4.950 02/15/29 8,356,111
9,630,000 (b) PFS Financing Corp 5.340 04/15/29 9,657,047
Series - 2024 D (Class A)
5,500,000 (b) Santander Consumer Auto Receivables Trust 0.710 08/17/26 5,356,764
Series - 2021 AA (Class B)
5,679,820 SCE Recovery Funding LLC 0.861 11/15/31 4,852,794
Series - 2021 A-1 (Class A)
2,357,400 (b) ServiceMaster Funding LLC 2.841 10/30/51 2,097,286
Series - 2020 1 (Class A2I)
5,577,500 (b) SERVPRO Master Issuer LLC 2.394 04/25/51 4,916,412
Series - 2021 1A (Class A2)
932,198 (b) Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 886,011
Series - 2021 1A (Class A)
12,615,300 (b) Taco Bell Funding LLC 1.946 08/25/51 11,469,674
Series - 2021 1A (Class A2I)
5,634,110 (b) Wendy's Funding LLC 2.370 06/15/51 4,910,647
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 165,527,753
OTHER MORTGAGE BACKED - 10.4%
93,273 (a),(b) ACRE Commercial Mortgage Ltd TSFR1M + 0.944% 6.276 12/18/37 93,164
Series - 2021 FL4 (Class A)
1,185,000 (a),(b) ARES Commercial Mortgage Trust TSFR1M + 1.692% 7.012 07/15/41 1,184,625
Series - 2024 IND (Class A)
2,500,000 (a),(b) Ashford Hospitality Trust LIBOR 1 M + 2.922% 2.860 06/15/35 2,426,155
Series - 2018 KEYS (Class D)
4,119,000 (a),(b) Barclays Commercial Mortgage Securities LLC TSFR1M + 1.297% 6.626 07/15/37 4,047,616
Series - 2018 CBM (Class A)
3,519,541 (a),(b) BX Commercial Mortgage Trust TSFR1M + 1.112% 6.441 10/15/38 3,470,101
Series - 2021 XL2 (Class B)
5,948,024 (a),(b) BX Commercial Mortgage Trust TSFR1M + 1.312% 6.641 10/15/38 5,835,911
Series - 2021 XL2 (Class C)
1,000,000 (a),(b) BX Commercial Mortgage Trust TSFR1M + 1.840% 7.169 01/17/39 985,779
Series - 2022 AHP (Class B)
9,579,164 (b) CF Hippolyta LLC 1.690 07/15/60 9,077,337
Series - 2020 1 (Class A1)
1,490,000 Citigroup Commercial Mortgage Trust 3.863 07/10/47 1,487,301
Series - 2014 GC23 (Class AS)
3,000,000 (b) COMM Mortgage Trust 3.376 01/10/39 2,659,625
Series - 2022 HC (Class C)
1,684,219 (b) COMM Mortgage Trust 3.397 03/10/46 1,589,269
Series - 2013 CR6 (Class B)
611,950 COMM Mortgage Trust 4.701 03/10/47 589,015
Series - 2014 UBS2 (Class B)
1,422,184 (a) COMM Mortgage Trust 4.947 03/10/47 1,278,966
Series - 2014 UBS2 (Class C)
6,000,000 COMM Mortgage Trust 4.377 05/10/47 5,660,344
Series - 2014 CR17 (Class B)
2,500,000 COMM Mortgage Trust 4.012 06/10/47 2,438,675
Series - 2014 UBS3 (Class AM)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 (a) COMM Mortgage Trust 4.703% 08/10/47 $ 1,957,425
Series - 2014 CR19 (Class B)
1,188,400 (a) COMM Mortgage Trust 4.777 08/10/47 1,117,008
Series - 2014 CR19 (Class C)
1,012,000 (a) COMM Mortgage Trust 4.413 05/10/48 960,390
Series - 2015 CR23 (Class C)
4,115,000 (a) COMM Mortgage Trust 4.458 07/10/48 3,983,275
Series - 2015 LC21 (Class B)
3,000,000 (a) COMM Mortgage Trust 3.463 08/10/48 2,647,028
Series - 2015 CR24 (Class D)
4,170,000 (a) COMM Mortgage Trust 4.668 08/10/48 4,059,781
Series - 2015 CR25 (Class B)
2,500,000 (a) COMM Mortgage Trust 4.613 10/10/48 2,370,937
Series - 2015 CR26 (Class B)
165,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.850% 9.185 05/25/42 175,144
Series - 2022 R06 (Class 1M2)
733,816 (a),(b) Connecticut Avenue Securities Trust TSFR1M + 3.600% 8.935 07/25/42 778,366
Series - 2022 R08 (Class 1M2)
8,295,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 4.750% 10.085 09/25/42 9,061,063
Series - 2022 R09 (Class 2M2)
12,515,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.750% 9.085 12/25/42 13,427,864
Series - 2023 R01 (Class 1M2)
1,400,000 (b) Credit Suisse Commercial Mortgage Trust 2.816 08/15/37 1,319,636
Series - 2020 NET (Class B)
2,523,039 (b) Credit Suisse Commercial Mortgage Trust 3.304 09/15/37 2,253,877
Series - 2014 USA (Class A1)
1,726,461 (b) CSMC Trust 1.414 05/25/65 1,582,858
Series - 2020 NQM1 (Class A2)
5,000,000 (a),(b) DBSG Mortgage Trust 6.595 06/10/37 5,012,917
Series - 2024 ALTA (Class B)
2,598,000 (a),(b) GS Mortgage Securities Corp II 4.688 02/10/46 2,363,316
Series - 2013 GC10 (Class D)
1,000,000 (a),(b) GS Mortgage Securities Corp Trust TSFR1M + 2.164% 7.493 11/15/36 981,098
Series - 2021 ARDN (Class C)
1,750,000 (a),(b) GS Mortgage Securities Corp Trust TSFR1M + 2.864% 8.193 11/15/36 1,727,889
Series - 2021 ARDN (Class D)
2,780,723 (a),(b) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 2,323,505
Series - 2020 PJ5 (Class A4)
2,362,242 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Corp
TSFR1M + 1.164% 6.493 04/15/38 2,362,525
Series - 2021 MHC (Class A)
878,429 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Trust
5.013 02/15/46 825,805
Series - 2011 C3 (Class B)
2,300,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2.870 08/15/49 2,155,937
Series - 2016 JP3 (Class A5)
9,505 JPMBB Commercial Mortgage Securities Trust 3.657 09/15/47 9,481
Series - 2014 C23 (Class ASB)
4,700,000 (a) JPMBB Commercial Mortgage Securities Trust 4.602 09/15/47 4,644,870
Series - 2014 C23 (Class B)
1,570,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 1,499,034
Series - 2015 C31 (Class AS)
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 1,075,400
Series - 2015 C31 (Class B)
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 4,067,112
Series - 2015 C31 (Class C)
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3.904 03/15/50 1,663,323
Series - 2017 JP5 (Class C)
1,523,657 (a),(b) MCR MORTGAGE TRUST TSFR1M + 1.758% 7.087 02/15/37 1,526,798
Series - 2024 HTL (Class A)

Nuveen Short Term Bond Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,355,507 (a),(b) MHC Commercial Mortgage Trust TSFR1M + 0.915% 6.244% 04/15/38 $ 3,330,216
Series - 2021 MHC (Class A)
4,194,383 (a),(b) MHC Commercial Mortgage Trust TSFR1M + 1.215% 6.536 04/15/38 4,150,501
Series - 2021 MHC (Class B)
1,258,315 (a),(b) MHC Commercial Mortgage Trust TSFR1M + 1.715% 7.040 04/15/38 1,246,160
Series - 2021 MHC (Class D)
1,754,488 (b) Morgan Stanley Bank of America Merrill Lynch Trust 3.989 12/15/46 1,696,853
Series - 2014 C19 (Class LNC1)
5,000,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.000 12/15/47 4,856,846
Series - 2014 C19 (Class B)
2,565,000 (a) Morgan Stanley Capital I Trust 3.779 05/15/48 2,508,258
Series - 2015 MS1 (Class A4)
2,500,000 (b) MRCD Mortgage Trust 2.718 12/15/36 1,712,750
Series - 2019 PARK (Class D)
2,500,000 (b) MRCD Mortgage Trust 2.718 12/15/36 1,587,750
Series - 2019 PARK (Class E)
3,900,000 (a),(b) MTN Commercial Mortgage Trust TSFR1M + 1.397% 6.727 03/15/39 3,856,939
Series - 2022 LPFL (Class A)
6,000,000 (a),(b) MTN Commercial Mortgage Trust TSFR1M + 1.896% 7.226 03/15/39 5,935,422
Series - 2022 LPFL (Class B)
8,064,144 (a),(b) Natixis Commercial Mortgage Securities Trust TSFR1M + 1.579% 5.915 07/15/36 7,527,727
Series - 2019 MILE (Class A)
7,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust TSFR1M + 2.279% 7.608 07/15/36 6,234,802
Series - 2019 MILE (Class C)
351,744 (b) Natixis Commercial Mortgage Securities Trust 2.966 12/15/38 322,822
Series - 2020 2PAC (Class A)
576,401 (a),(b) OBX Trust TSFR1M + 0.764% 4.658 06/25/57 558,673
Series - 2018 1 (Class A2)
2,000,000 (a),(b) PKHL Commercial Mortgage Trust TSFR1M + 2.114% 7.443 07/15/38 1,601,184
Series - 2021 MF (Class D)
2,000,000 (b) RBS Commercial Funding, Inc Trust 3.511 03/11/31 1,811,469
Series - 2013 SMV (Class B)
2,275,000 (a),(b) RLGH Trust LIBOR 1 M + 1.828% 1.821 04/15/36 2,235,427
Series - 2021 TROT (Class D)
7,886,000 (a),(b) RLGH Trust TSFR1M + 1.279% 6.608 04/15/36 7,791,452
Series - 2021 TROT (Class B)
3,710,899 (a),(b) SMR Mortgage Trust TSFR1M + 2.400% 7.729 02/15/39 3,612,186
Series - 2022 IND (Class B)
2,250,128 (b) Verus Securitization Trust 3.417 01/25/60 2,161,025
Series - 2020 1 (Class A1)
7,091,080 (a),(b) Verus Securitization Trust 2.240 10/25/66 5,967,444
Series - 2021 7 (Class A3)
3,000,000 (a) WFRBS Commercial Mortgage Trust 4.140 03/15/45 2,724,047
Series - 2013 C11 (Class C)
2,500,000 (a) WFRBS Commercial Mortgage Trust 4.204 11/15/47 2,346,025
Series - 2014 C24 (Class B)
TOTAL OTHER MORTGAGE BACKED 196,533,523
TOTAL STRUCTURED ASSETS 362,061,276
(Cost $379,101,153)
TOTAL LONG-TERM INVESTMENTS 1,863,558,804
(Cost $1,892,948,255)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0.5%
1,611,000 Federal Home Loan Bank (FHLB) 0.000 07/01/24 1,610,296
2,500,000 FHLB 0.000 07/19/24 2,492,351
6,000,000 Tennessee Valley Authority (TVA) 0.000 07/10/24 5,989,510
TOTAL GOVERNMENT AGENCY DEBT 10,092,157

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT - 1.1%
$ 5,000,000 United States Treasury Bill 0.000% 07/25/24 $ 4,982,550
5,000,000 United States Treasury Bill 0.000 07/30/24 4,978,854
10,000,000 United States Treasury Bill 0.000 08/13/24 9,937,391
TOTAL TREASURY DEBT 19,898,795
TOTAL SHORT-TERM INVESTMENTS 29,990,952
(Cost $29,994,792)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
5,301,700 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (f) 5,301,700
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 5,301,700
(Cost $5,301,700)
TOTAL INVESTMENTS - 100.2% 1,898,851,456
(Cost $1,928,244,747)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (4,554,549)
NET ASSETS - 100.0% $ 1,894,296,907
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $447,687,153 or 23.6% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,149,266.
(d)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 665 09/30/24  $ 135,451,624 $ 135,805,469 $ 353,845

Nuveen Short Term Bond Index Fund June 30, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.9%
CORPORATE BONDS - 25.4%
AUTOMOBILES & COMPONENTS - 1.0%
$ 500,000 American Honda Finance Corp 5.800% 10/03/25 $ 502,480
500,000 American Honda Finance Corp 4.950 01/09/26 497,317
500,000 American Honda Finance Corp 4.750 01/12/26 495,914
300,000 American Honda Finance Corp 5.250 07/07/26 300,539
1,000,000 American Honda Finance Corp 4.900 03/12/27 996,246
1,500,000 Ford Motor Credit Co LLC 3.375 11/13/25 1,451,707
1,500,000 Ford Motor Credit Co LLC 6.950 03/06/26 1,524,224
1,500,000 Ford Motor Credit Co LLC 2.700 08/10/26 1,408,895
1,000,000 Ford Motor Credit Co LLC 5.800 03/05/27 1,000,023
750,000 Ford Motor Credit Co LLC 5.850 05/17/27 749,909
1,000,000 General Motors Financial Co, Inc 6.050 10/10/25 1,003,605
700,000 General Motors Financial Co, Inc 5.400 04/06/26 698,407
1,500,000 General Motors Financial Co, Inc 1.500 06/10/26 1,389,231
300,000 General Motors Financial Co, Inc 5.000 04/09/27 296,938
1,000,000 General Motors Financial Co, Inc 5.400 05/08/27 999,449
1,000,000 General Motors Financial Co, Inc 5.350 07/15/27 997,193
300,000 Magna International, Inc 4.150 10/01/25 295,203
500,000 Toyota Motor Corp 5.275 07/13/26 501,464
300,000 Toyota Motor Credit Corp 3.650 08/18/25 294,534
300,000 Toyota Motor Credit Corp 5.600 09/11/25 301,174
500,000 Toyota Motor Credit Corp 5.400 11/10/25 501,199
500,000 Toyota Motor Credit Corp 4.800 01/05/26 497,515
500,000 Toyota Motor Credit Corp 5.200 05/15/26 500,822
1,000,000 Toyota Motor Credit Corp 4.450 05/18/26 987,202
300,000 Toyota Motor Credit Corp 5.000 08/14/26 299,316
350,000 Toyota Motor Credit Corp 5.400 11/20/26 352,449
1,250,000 Toyota Motor Credit Corp 5.000 03/19/27 1,249,910
TOTAL AUTOMOBILES & COMPONENTS 20,092,865
BANKS - 7.4%
500,000 Australia & New Zealand Banking Group Ltd 5.671 10/03/25 502,584
1,000,000 Australia & New Zealand Banking Group Ltd 5.088 12/08/25 998,630
500,000 Australia & New Zealand Banking Group Ltd 5.000 03/18/26 498,642
500,000 Australia & New Zealand Banking Group Ltd 4.750 01/18/27 497,442
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5.862 09/14/26 600,032
1,000,000 Banco Santander S.A. 5.147 08/18/25 992,220
600,000 Banco Santander S.A. 5.179 11/19/25 594,206
400,000 Banco Santander S.A. 6.527 11/07/27 409,145
1,000,000 Banco Santander S.A. 5.552 03/14/28 998,087
800,000 Banco Santander S.A. 4.175 03/24/28 771,075
1,000,000 Bank of ,NV Scotia 5.400 06/04/27 1,004,626
1,500,000 Bank of America Corp 4.827 07/22/26 1,485,538
1,250,000 Bank of America Corp 1.197 10/24/26 1,179,197
1,855,000 Bank of America Corp 5.080 01/20/27 1,843,867
1,000,000 Bank of America Corp 1.658 03/11/27 937,579
1,500,000 Bank of America Corp 3.559 04/23/27 1,450,457
1,500,000 Bank of America Corp 1.734 07/22/27 1,390,388
1,000,000 Bank of America Corp 5.933 09/15/27 1,010,758
500,000 Bank of America Corp 3.824 01/20/28 481,918
750,000 Bank of America Corp 2.551 02/04/28 700,004
750,000 Bank of America Corp 3.705 04/24/28 718,359
1,500,000 Bank of America Corp 4.376 04/27/28 1,464,060
1,500,000 Bank of America NA 5.526 08/18/26 1,510,650
500,000 Bank of Montreal 5.300 06/05/26 499,565
1,000,000 Bank of Montreal 1.250 09/15/26 915,976
500,000 Bank of Montreal 5.266 12/11/26 499,241

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Bank of Montreal 2.650% 03/08/27 $ 468,735
750,000 Bank of Montreal 5.370 06/04/27 753,144
1,000,000 Bank of Nova Scotia 4.750 02/02/26 989,505
300,000 Bank of Nova Scotia 2.700 08/03/26 284,310
500,000 Bank of Nova Scotia 1.300 09/15/26 458,437
1,000,000 Bank of Nova Scotia 5.350 12/07/26 1,001,237
500,000 Barclays plc 5.200 05/12/26 494,260
550,000 Barclays plc 5.304 08/09/26 546,356
500,000 Barclays plc 7.325 11/02/26 508,720
1,200,000 Barclays plc 5.829 05/09/27 1,201,759
1,250,000 Barclays plc 6.496 09/13/27 1,270,767
1,000,000 Barclays plc 5.674 03/12/28 1,001,525
750,000 Canadian Imperial Bank of Commerce 5.926 10/02/26 759,601
750,000 Canadian Imperial Bank of Commerce 3.450 04/07/27 718,069
1,000,000 Canadian Imperial Bank of Commerce 5.237 06/28/27 998,409
1,000,000 CitiBank NA 5.864 09/29/25 1,005,060
1,000,000 CitiBank NA 5.438 04/30/26 1,003,476
2,500,000 CitiBank NA 5.488 12/04/26 2,513,499
1,000,000 Citigroup, Inc 4.600 03/09/26 983,933
1,000,000 Citigroup, Inc 5.610 09/29/26 999,445
2,000,000 Citigroup, Inc 1.122 01/28/27 1,865,300
1,500,000 Citigroup, Inc 1.462 06/09/27 1,390,241
1,500,000 Citigroup, Inc 3.070 02/24/28 1,415,606
500,000 Citizens Bank NA 3.750 02/18/26 483,346
1,000,000 Commonwealth Bank of Australia 5.316 03/13/26 1,003,693
500,000 Cooperatieve Rabobank UA 4.850 01/09/26 497,188
750,000 Cooperatieve Rabobank UA 5.500 10/05/26 754,694
1,500,000 Cooperatieve Rabobank UA 5.041 03/05/27 1,497,624
500,000 Credit Suisse AG. 1.250 08/07/26 459,665
750,000 Deutsche Bank AG. 1.686 03/19/26 705,531
750,000 Deutsche Bank AG. 6.119 07/14/26 750,660
500,000 Deutsche Bank AG. 2.129 11/24/26 474,502
650,000 Deutsche Bank AG. 7.146 07/13/27 665,820
1,000,000 Deutsche Bank AG. 5.706 02/08/28 998,678
500,000 Fifth Third Bank NA 5.852 10/27/25 499,561
500,000 Fifth Third Bank NA 3.850 03/15/26 485,101
500,000 Fifth Third Bank NA 2.250 02/01/27 462,478
750,000 FNB Corp 5.150 08/25/25 739,438
1,500,000 Goldman Sachs Bank USA 5.283 03/18/27 1,495,081
1,000,000 Goldman Sachs Bank USA 5.414 05/21/27 998,345
250,000 HSBC Holdings plc 4.180 12/09/25 248,142
500,000 HSBC Holdings plc 1.645 04/18/26 483,915
750,000 HSBC Holdings plc 2.099 06/04/26 725,100
1,000,000 HSBC Holdings plc 7.336 11/03/26 1,021,438
1,100,000 HSBC Holdings plc 5.887 08/14/27 1,108,248
750,000 HSBC Holdings plc 4.041 03/13/28 722,548
1,500,000 HSBC Holdings plc 5.597 05/17/28 1,505,865
1,500,000 HSBC USA, Inc 5.294 03/04/27 1,503,981
500,000 Huntington National Bank 5.699 11/18/25 499,237
500,000 ING Groep NV 3.950 03/29/27 482,635
250,000 ING Groep NV 1.726 04/01/27 233,812
450,000 ING Groep NV 6.083 09/11/27 454,994
500,000 ING Groep NV 4.017 03/28/28 482,149
1,000,000 JPMorgan Chase & Co 1.045 11/19/26 939,471
1,000,000 JPMorgan Chase & Co 3.960 01/29/27 976,794
1,000,000 JPMorgan Chase & Co 1.040 02/04/27 931,529
2,860,000 JPMorgan Chase & Co 1.578 04/22/27 2,668,976
750,000 JPMorgan Chase & Co 1.470 09/22/27 688,868
2,000,000 JPMorgan Chase & Co 6.070 10/22/27 2,034,991
3,000,000 JPMorgan Chase & Co 5.040 01/23/28 2,983,764
2,700,000 JPMorgan Chase & Co 5.571 04/22/28 2,721,862

Nuveen Short Term Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 JPMorgan Chase & Co 4.323% 04/26/28 $ 487,767
750,000 JPMorgan Chase & Co 2.182 06/01/28 688,249
1,000,000 JPMorgan Chase Bank NA 5.110 12/08/26 999,840
1,000,000 KeyBank NA 4.700 01/26/26 980,104
1,000,000 Kreditanstalt fuer Wiederaufbau 5.000 03/16/26 1,001,699
1,905,000 Kreditanstalt fuer Wiederaufbau 3.625 04/01/26 1,865,519
1,500,000 Kreditanstalt fuer Wiederaufbau 4.625 08/07/26 1,496,069
650,000 Kreditanstalt fuer Wiederaufbau 4.000 03/15/29 637,582
250,000 Lloyds Banking Group plc 4.650 03/24/26 245,401
1,000,000 Lloyds Banking Group plc 4.716 08/11/26 988,499
800,000 Lloyds Banking Group plc 1.627 05/11/27 743,159
750,000 Lloyds Banking Group plc 5.985 08/07/27 754,439
800,000 Lloyds Banking Group plc 5.462 01/05/28 798,301
1,000,000 Manufacturers & Traders Trust Co 4.650 01/27/26 981,653
300,000 Mitsubishi UFJ Financial Group, Inc 1.412 07/17/25 287,444
300,000 Mitsubishi UFJ Financial Group, Inc 3.850 03/01/26 292,437
750,000 Mitsubishi UFJ Financial Group, Inc 3.837 04/17/26 738,704
750,000 Mitsubishi UFJ Financial Group, Inc 5.541 04/17/26 749,209
500,000 Mitsubishi UFJ Financial Group, Inc 1.538 07/20/27 462,687
750,000 Mitsubishi UFJ Financial Group, Inc 1.640 10/13/27 690,585
500,000 Mitsubishi UFJ Financial Group, Inc 2.341 01/19/28 464,589
500,000 Mitsubishi UFJ Financial Group, Inc 4.080 04/19/28 484,220
500,000 Mizuho Financial Group, Inc 3.663 02/28/27 480,171
200,000 Mizuho Financial Group, Inc 1.234 05/22/27 184,874
300,000 Mizuho Financial Group, Inc 1.554 07/09/27 277,693
1,000,000 Morgan Stanley Bank NA 5.882 10/30/26 1,012,335
1,500,000 Morgan Stanley Bank NA 4.952 01/14/28 1,488,704
850,000 Morgan Stanley Bank NA 5.504 05/26/28 855,817
250,000 National Australia Bank Ltd 4.750 12/10/25 248,518
500,000 National Australia Bank Ltd 4.966 01/12/26 497,360
1,000,000 National Australia Bank Ltd 5.087 06/11/27 1,001,458
500,000 National Bank of Canada 5.600 07/02/27 499,861
500,000 NatWest Group plc 7.472 11/10/26 510,959
1,000,000 NatWest Group plc 5.847 03/02/27 1,002,337
1,000,000 NatWest Group plc 5.583 03/01/28 1,000,783
750,000 Oesterreichische Kontrollbank AG. 0.500 09/16/24 742,215
1,000,000 PNC Financial Services Group, Inc 4.758 01/26/27 987,765
500,000 PNC Financial Services Group, Inc 6.615 10/20/27 512,145
1,000,000 PNC Financial Services Group, Inc 5.300 01/21/28 998,624
250,000 Royal Bank of Canada 4.875 01/12/26 248,141
500,000 Royal Bank of Canada 0.875 01/20/26 467,616
300,000 Royal Bank of Canada 1.200 04/27/26 278,674
750,000 Royal Bank of Canada 5.200 07/20/26 749,030
400,000 Royal Bank of Canada 1.400 11/02/26 366,432
1,250,000 Royal Bank of Canada 4.875 01/19/27 1,241,714
425,000 Santander Holdings USA, Inc 5.807 09/09/26 422,970
150,000 Santander Holdings USA, Inc 3.244 10/05/26 142,162
500,000 Santander Holdings USA, Inc 6.124 05/31/27 502,065
500,000 Santander Holdings USA, Inc 2.490 01/06/28 460,776
750,000 Santander UK Group Holdings plc 6.833 11/21/26 760,005
300,000 Santander UK Group Holdings plc 1.673 06/14/27 277,330
500,000 Santander UK Group Holdings plc 2.469 01/11/28 461,284
750,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 720,008
500,000 Sumitomo Mitsui Financial Group, Inc 0.948 01/12/26 467,218
1,500,000 Sumitomo Mitsui Financial Group, Inc 5.464 01/13/26 1,499,846
500,000 Sumitomo Mitsui Financial Group, Inc 5.880 07/13/26 504,560
1,500,000 Sumitomo Mitsui Financial Group, Inc 1.402 09/17/26 1,376,765
500,000 Sumitomo Mitsui Financial Group, Inc 3.446 01/11/27 478,985
500,000 Synovus Financial Corp 5.200 08/11/25 492,707
750,000 Toronto-Dominion Bank 3.766 06/06/25 737,861
500,000 Toronto-Dominion Bank 5.103 01/09/26 498,175

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Toronto-Dominion Bank 5.532% 07/17/26 $ 501,752
1,050,000 Toronto-Dominion Bank 1.250 09/10/26 962,869
775,000 Toronto-Dominion Bank 5.264 12/11/26 774,733
1,000,000 (a) Toronto-Dominion Bank 4.980 04/05/27 994,651
300,000 Toronto-Dominion Bank 3.625 09/15/31 285,605
500,000 Truist Bank 3.300 05/15/26 479,090
1,000,000 Truist Bank 2.636 09/17/29 978,546
1,250,000 Truist Financial Corp 4.260 07/28/26 1,229,498
750,000 Truist Financial Corp 5.900 10/28/26 751,879
500,000 Truist Financial Corp 1.267 03/02/27 464,970
750,000 Truist Financial Corp 6.047 06/08/27 755,253
400,000 US Bancorp 2.375 07/22/26 377,471
1,200,000 US Bancorp 5.727 10/21/26 1,202,045
1,500,000 US Bancorp 6.787 10/26/27 1,544,415
1,670,000 Wells Fargo & Co 3.000 04/22/26 1,601,026
1,150,000 Wells Fargo & Co 4.540 08/15/26 1,135,766
1,000,000 Wells Fargo & Co 3.000 10/23/26 949,936
1,300,000 Wells Fargo & Co 3.196 06/17/27 1,244,509
1,000,000 Wells Fargo & Co 3.526 03/24/28 953,848
1,500,000 Wells Fargo & Co 5.707 04/22/28 1,512,980
750,000 Wells Fargo & Co 3.584 05/22/28 714,320
1,000,000 Wells Fargo & Co 2.393 06/02/28 920,988
750,000 Wells Fargo Bank NA 5.550 08/01/25 751,026
2,000,000 Wells Fargo Bank NA 4.811 01/15/26 1,987,140
700,000 Wells Fargo Bank NA 5.450 08/07/26 702,098
1,000,000 Wells Fargo Bank NA 5.254 12/11/26 1,001,035
750,000 Westpac Banking Corp 3.735 08/26/25 737,181
750,000 Westpac Banking Corp 5.200 04/16/26 750,259
1,000,000 Westpac Banking Corp 1.150 06/03/26 928,759
300,000 Westpac Banking Corp 2.700 08/19/26 285,450
500,000 Westpac Banking Corp 4.322 11/23/31 482,579
TOTAL BANKS 153,231,140
CAPITAL GOODS - 1.5%
200,000 3M Co 2.250 09/19/26 187,544
750,000 AGCO Corp 5.450 03/21/27 751,783
500,000 Air Lease Corp 2.875 01/15/26 479,711
750,000 Air Lease Corp 5.300 06/25/26 747,369
750,000 Air Lease Corp 1.875 08/15/26 695,482
300,000 Air Lease Corp 2.200 01/15/27 276,952
100,000 Aircastle Ltd 4.250 06/15/26 97,415
300,000 Boeing Co 2.600 10/30/25 286,878
500,000 Boeing Co 2.750 02/01/26 475,175
1,500,000 Boeing Co 2.196 02/04/26 1,409,813
1,050,000 Boeing Co 3.100 05/01/26 996,280
500,000 Boeing Co 2.700 02/01/27 460,948
1,000,000 (b) Boeing Co 6.259 05/01/27 1,006,760
700,000 Carrier Global Corp 2.493 02/15/27 655,375
300,000 Caterpillar Financial Services Corp 4.800 01/06/26 298,529
500,000 Caterpillar Financial Services Corp 5.050 02/27/26 499,714
500,000 Caterpillar Financial Services Corp 4.350 05/15/26 493,268
300,000 Caterpillar Financial Services Corp 4.500 01/08/27 296,965
1,000,000 Caterpillar Financial Services Corp 5.000 05/14/27 1,000,617
500,000 CNH Industrial Capital LLC 5.450 10/14/25 499,559
500,000 Emerson Electric Co 0.875 10/15/26 456,029
200,000 GATX Corp 3.250 09/15/26 191,300
1,000,000 GATX Corp 5.400 03/15/27 1,000,907
500,000 General Dynamics Corp 1.150 06/01/26 464,789
400,000 General Dynamics Corp 3.500 04/01/27 385,096
300,000 Honeywell International, Inc 2.500 11/01/26 283,539
600,000 Honeywell International, Inc 1.100 03/01/27 544,109
400,000 Howmet Aerospace, Inc 5.900 02/01/27 404,854

Nuveen Short Term Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 300,000 Illinois Tool Works, Inc 2.650% 11/15/26 $ 285,301
750,000 Ingersoll Rand, Inc 5.197 06/15/27 751,483
300,000 John Deere Capital Corp 4.800 01/09/26 298,129
500,000 John Deere Capital Corp 5.050 03/03/26 499,979
750,000 John Deere Capital Corp 4.750 06/08/26 745,261
500,000 John Deere Capital Corp 4.500 01/08/27 495,023
750,000 John Deere Capital Corp 4.850 03/05/27 747,220
1,000,000 John Deere Capital Corp 4.900 06/11/27 997,643
800,000 L3Harris Technologies, Inc 5.400 01/15/27 803,234
500,000 Lockheed Martin Corp 4.950 10/15/25 498,442
250,000 Northrop Grumman Corp 3.200 02/01/27 238,435
200,000 Otis Worldwide Corp 2.293 04/05/27 185,408
125,000 Owens Corning 5.500 06/15/27 126,083
300,000 PACCAR Financial Corp 4.950 10/03/25 298,852
500,000 PACCAR Financial Corp 5.050 08/10/26 499,488
500,000 PACCAR Financial Corp 5.200 11/09/26 501,836
750,000 PACCAR Financial Corp 5.000 05/13/27 751,715
300,000 Parker-Hannifin Corp 3.250 03/01/27 286,082
750,000 Quanta Services, Inc 0.950 10/01/24 740,363
500,000 Raytheon Technologies Corp 3.950 08/16/25 491,425
550,000 Raytheon Technologies Corp 5.000 02/27/26 547,325
1,000,000 Raytheon Technologies Corp 5.750 11/08/26 1,010,688
500,000 Regal Rexnord Corp 6.050 02/15/26 501,225
200,000 Textron, Inc 4.000 03/15/26 195,388
200,000 Textron, Inc 3.650 03/15/27 191,633
250,000 Trane Technologies Luxembourg Finance S.A. 3.500 03/21/26 241,996
1,000,000 Tyco Electronics Group S.A. 4.500 02/13/26 990,562
500,000 (b) Veralto Corp 5.500 09/18/26 500,050
300,000 Westinghouse Air Brake Technologies Corp 3.450 11/15/26 286,701
200,000 Xylem, Inc 3.250 11/01/26 191,211
TOTAL CAPITAL GOODS 30,244,941
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
350,000 Automatic Data Processing, Inc 3.375 09/15/25 342,797
200,000 Broadridge Financial Solutions, Inc 3.400 06/27/26 192,197
1,250,000 Cintas Corp No 2 3.450 05/01/25 1,228,818
500,000 Concentrix Corp 6.650 08/02/26 505,182
350,000 Equifax, Inc 2.600 12/15/25 335,260
400,000 Republic Services, Inc 2.900 07/01/26 382,343
200,000 Thomson Reuters Corp 3.350 05/15/26 192,839
45,000 Verisk Analytics, Inc 4.000 06/15/25 44,259
250,000 Waste Management, Inc 0.750 11/15/25 235,004
1,000,000 (c) Waste Management, Inc 4.950 07/03/27 998,461
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,457,160
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
1,000,000 Amazon.com, Inc 4.600 12/01/25 993,686
1,250,000 Amazon.com, Inc 1.000 05/12/26 1,162,905
500,000 Amazon.com, Inc 3.300 04/13/27 479,472
500,000 AutoZone, Inc 5.050 07/15/26 498,092
500,000 eBay, Inc 5.900 11/22/25 502,850
350,000 eBay, Inc 1.400 05/10/26 325,477
1,000,000 Home Depot, Inc 4.000 09/15/25 985,434
500,000 Home Depot, Inc 5.150 06/25/26 500,420
750,000 Home Depot, Inc 4.950 09/30/26 748,955
200,000 Home Depot, Inc 2.875 04/15/27 189,305
500,000 (a) Home Depot, Inc 4.875 06/25/27 498,981
500,000 Lowe's Cos, Inc 3.375 09/15/25 487,866
800,000 Lowe's Cos, Inc 4.800 04/01/26 793,249
400,000 Lowe's Cos, Inc 3.350 04/01/27 381,634
500,000 Lowe's Cos, Inc 3.100 05/03/27 473,320
350,000 O'Reilly Automotive, Inc 5.750 11/20/26 353,248

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 400,000 Ross Stores, Inc 0.875% 04/15/26 $ 369,791
300,000 TJX Cos, Inc 2.250 09/15/26 282,659
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,027,344
CONSUMER DURABLES & APPAREL - 0.1%
300,000 DR Horton, Inc 2.600 10/15/25 289,056
200,000 DR Horton, Inc 1.300 10/15/26 183,069
200,000 Hasbro, Inc 3.550 11/19/26 190,881
750,000 NIKE, Inc 2.750 03/27/27 710,180
128,000 PulteGroup, Inc 5.000 01/15/27 127,015
200,000 PVH Corp 4.625 07/10/25 197,650
750,000 Tapestry, Inc 7.000 11/27/26 770,800
200,000 Toll Brothers Finance Corp 4.875 03/15/27 197,024
TOTAL CONSUMER DURABLES & APPAREL 2,665,675
CONSUMER SERVICES - 0.3%
400,000 Booking Holdings, Inc 3.600 06/01/26 388,813
500,000 Hyatt Hotels Corp 5.750 01/30/27 504,937
500,000 Las Vegas Sands Corp 5.900 06/01/27 502,654
800,000 Marriott International, Inc 5.450 09/15/26 803,295
300,000 McDonald's Corp 1.450 09/01/25 286,986
500,000 McDonald's Corp 3.700 01/30/26 488,526
300,000 McDonald's Corp 3.500 03/01/27 287,983
500,000 Sands China Ltd 2.300 03/08/27 455,420
1,000,000 Starbucks Corp 4.750 02/15/26 992,841
750,000 Starbucks Corp 4.850 02/08/27 745,894
TOTAL CONSUMER SERVICES 5,457,349
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
300,000 Costco Wholesale Corp 1.375 06/20/27 272,499
300,000 Dollar General Corp 3.875 04/15/27 288,472
300,000 Kroger Co 3.500 02/01/26 291,122
100,000 Kroger Co 2.650 10/15/26 94,486
600,000 SYSCO Corp 3.300 07/15/26 577,016
500,000 Target Corp 1.950 01/15/27 465,301
750,000 Walmart, Inc 3.900 09/09/25 739,235
1,500,000 (a) Walmart, Inc 4.000 04/15/26 1,476,173
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,204,304
ENERGY - 1.2%
250,000 Baker Hughes Holdings LLC 2.061 12/15/26 232,028
500,000 Boardwalk Pipelines LP 5.950 06/01/26 502,540
1,355,000 BP Capital Markets America, Inc 3.410 02/11/26 1,316,601
450,000 BP Capital Markets America, Inc 3.543 04/06/27 432,723
500,000 Canadian Natural Resources Ltd 3.850 06/01/27 480,886
1,000,000 Chevron Corp 3.326 11/17/25 976,945
200,000 Chevron Corp 2.954 05/16/26 192,417
200,000 Chevron Corp 1.995 05/11/27 184,792
250,000 Coterra Energy, Inc 3.900 05/15/27 240,482
1,000,000 Diamondback Energy, Inc 5.200 04/18/27 1,000,211
1,000,000 Enbridge, Inc 5.900 11/15/26 1,011,432
300,000 Enbridge, Inc 5.250 04/05/27 299,980
500,000 Energy Transfer LP 3.900 07/15/26 484,156
500,000 Energy Transfer LP 6.050 12/01/26 506,381
350,000 Energy Transfer LP 4.400 03/15/27 341,385
500,000 Energy Transfer Operating LP 5.500 06/01/27 501,421
700,000 Enterprise Products Operating LLC 5.050 01/10/26 698,061
115,000 Enterprise Products Operating LLC 3.700 02/15/26 112,043
500,000 Enterprise Products Operating LLC 4.600 01/11/27 495,187
300,000 EOG Resources, Inc 4.150 01/15/26 295,282
775,000 Equinor ASA 1.750 01/22/26 735,895
2,005,000 Exxon Mobil Corp 3.043 03/01/26 1,939,227
350,000 Hess Corp 4.300 04/01/27 341,263

Nuveen Short Term Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 100,000 HF Sinclair Corp 5.875% 04/01/26 $ 100,213
400,000 Kinder Morgan, Inc 1.750 11/15/26 368,861
250,000 Marathon Petroleum Corp 5.125 12/15/26 249,059
800,000 MPLX LP 1.750 03/01/26 751,768
250,000 MPLX LP 4.125 03/01/27 242,754
300,000 Occidental Petroleum Corp 5.500 12/01/25 299,238
250,000 Occidental Petroleum Corp 5.550 03/15/26 249,526
500,000 ONEOK, Inc 5.850 01/15/26 502,541
195,000 ONEOK, Inc 5.000 03/01/26 193,370
500,000 ONEOK, Inc 5.550 11/01/26 502,040
750,000 Phillips 66 1.300 02/15/26 702,061
500,000 Pioneer Natural Resources Co 1.125 01/15/26 468,925
275,000 Pioneer Natural Resources Co 5.100 03/29/26 274,392
400,000 Plains All American Pipeline LP 4.650 10/15/25 394,601
300,000 Plains All American Pipeline LP 4.500 12/15/26 293,526
500,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 502,003
600,000 Sabine Pass Liquefaction LLC 5.000 03/15/27 594,940
750,000 Schlumberger Finance Canada Ltd 1.400 09/17/25 715,449
850,000 Shell International Finance BV 2.500 09/12/26 804,592
200,000 TC PipeLines LP 3.900 05/25/27 191,590
300,000 TransCanada PipeLines Ltd 4.875 01/15/26 297,518
200,000 Valero Energy Corp 3.400 09/15/26 191,683
500,000 Western Gas Partners LP 4.650 07/01/26 490,282
1,375,000 Williams Cos, Inc 5.400 03/02/26 1,373,674
300,000 Williams Cos, Inc 3.750 06/15/27 287,940
TOTAL ENERGY 24,363,884
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
200,000 Alexandria Real Estate Equities, Inc 3.450 04/30/25 196,292
250,000 Alexandria Real Estate Equities, Inc 3.800 04/15/26 242,905
200,000 American Tower Corp 4.000 06/01/25 196,809
500,000 American Tower Corp 1.300 09/15/25 475,020
500,000 American Tower Corp 1.600 04/15/26 466,735
500,000 American Tower Corp 3.375 10/15/26 477,522
400,000 American Tower Corp 3.125 01/15/27 379,012
200,000 American Tower Corp 3.650 03/15/27 191,535
300,000 AvalonBay Communities, Inc 3.450 06/01/25 294,325
100,000 AvalonBay Communities, Inc 2.950 05/11/26 95,939
200,000 AvalonBay Communities, Inc 2.900 10/15/26 189,851
500,000 Boston Properties LP 3.650 02/01/26 482,531
300,000 Brixmor Operating Partnership LP 4.125 06/15/26 292,081
500,000 Camden Property Trust 5.850 11/03/26 507,134
140,000 Crown Castle, Inc 4.450 02/15/26 137,549
850,000 Crown Castle, Inc 1.050 07/15/26 778,011
500,000 Crown Castle, Inc 2.900 03/15/27 469,278
200,000 CubeSmart LP 3.125 09/01/26 190,549
100,000 EPR Properties 4.750 12/15/26 96,639
400,000 Equinix, Inc 1.250 07/15/25 382,188
500,000 Equinix, Inc 1.450 05/15/26 464,194
200,000 ERP Operating LP 3.375 06/01/25 196,038
100,000 ERP Operating LP 2.850 11/01/26 94,814
350,000 Essex Portfolio LP 3.625 05/01/27 334,893
200,000 Extra Space Storage LP 3.500 07/01/26 192,408
200,000 Federal Realty OP LP 1.250 02/15/26 186,647
200,000 Healthcare Realty Holdings LP 3.500 08/01/26 191,591
450,000 Healthpeak OP LLC 3.250 07/15/26 430,979
250,000 Healthpeak OP LLC 1.350 02/01/27 226,645
200,000 Host Hotels & Resorts LP 4.000 06/15/25 196,659
500,000 Kilroy Realty LP 4.375 10/01/25 489,360
300,000 Kimco Realty OP LLC 2.800 10/01/26 283,691
200,000 Kite Realty Group LP 4.000 10/01/26 193,471
500,000 Mid-America Apartments LP 4.000 11/15/25 490,510

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 250,000 National Retail Properties, Inc 3.600% 12/15/26 $ 239,829
500,000 OMEGA Healthcare Investors, Inc 5.250 01/15/26 495,161
150,000 Prologis LP 3.250 10/01/26 143,857
350,000 Prologis LP 2.125 04/15/27 323,183
350,000 Public Storage 1.500 11/09/26 322,247
500,000 Realty Income Corp 4.625 11/01/25 494,004
250,000 Realty Income Corp 5.050 01/13/26 248,337
100,000 Realty Income Corp 4.450 09/15/26 97,570
300,000 Realty Income Corp 3.000 01/15/27 284,180
200,000 Regency Centers LP 3.600 02/01/27 191,972
150,000 Sabra Health Care LP 5.125 08/15/26 147,633
500,000 Simon Property Group LP 3.300 01/15/26 484,472
500,000 Simon Property Group LP 1.375 01/15/27 456,192
100,000 UDR, Inc 2.950 09/01/26 94,821
150,000 Ventas Realty LP 3.250 10/15/26 142,537
350,000 Ventas Realty LP 3.850 04/01/27 336,502
200,000 Welltower OP LLC 4.250 04/01/26 195,885
200,000 Welltower OP LLC 2.700 02/15/27 188,452
600,000 Welltower, Inc 4.000 06/01/25 590,284
500,000 Weyerhaeuser Co 4.750 05/15/26 494,246
250,000 WP Carey, Inc 4.250 10/01/26 243,521
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 16,728,690
FINANCIAL SERVICES - 3.7%
500,000 AerCap Ireland Capital DAC 1.650 10/29/24 493,226
300,000 AerCap Ireland Capital DAC 6.500 07/15/25 302,294
800,000 AerCap Ireland Capital DAC 1.750 01/30/26 753,583
750,000 AerCap Ireland Capital DAC 2.450 10/29/26 699,625
500,000 AerCap Ireland Capital DAC 6.100 01/15/27 507,334
750,000 AerCap Ireland Capital DAC 6.450 04/15/27 767,117
250,000 American Express Co 3.950 08/01/25 245,892
1,000,000 American Express Co 4.900 02/13/26 993,562
500,000 American Express Co 6.338 10/30/26 504,910
500,000 American Express Co 1.650 11/04/26 460,021
500,000 American Express Co 2.550 03/04/27 467,320
1,000,000 American Express Co 5.645 04/23/27 1,003,867
500,000 American Express Co 5.389 07/28/27 500,612
1,000,000 American Express Co 5.098 02/16/28 995,544
300,000 Ameriprise Financial, Inc 2.875 09/15/26 285,678
600,000 Ares Capital Corp 3.250 07/15/25 582,924
500,000 Ares Capital Corp 3.875 01/15/26 482,765
650,000 Ares Capital Corp 7.000 01/15/27 660,900
100,000 Bain Capital Specialty Finance, Inc 2.550 10/13/26 91,713
550,000 Bank of New York Mellon Corp 4.414 07/24/26 543,822
500,000 Bank of New York Mellon Corp 2.450 08/17/26 473,773
1,150,000 Bank of New York Mellon Corp 4.947 04/26/27 1,142,929
750,000 Bank of New York Mellon Corp 3.442 02/07/28 717,570
100,000 Barings BDC, Inc 3.300 11/23/26 92,332
750,000 Berkshire Hathaway, Inc 3.125 03/15/26 725,948
250,000 BlackRock, Inc 3.200 03/15/27 240,107
500,000 Blackstone Private Credit Fund 2.700 01/15/25 490,704
350,000 Blackstone Private Credit Fund 7.050 09/29/25 353,371
300,000 Blackstone Private Credit Fund 2.625 12/15/26 274,366
400,000 Blackstone Secured Lending Fund 2.750 09/16/26 370,298
300,000 Blackstone Secured Lending Fund 2.125 02/15/27 270,917
500,000 Blue Owl Capital Corp 3.750 07/22/25 487,423
450,000 Blue Owl Capital Corp 3.400 07/15/26 424,013
150,000 Blue Owl Capital Corp 2.625 01/15/27 137,059
150,000 (b) Blue Owl Capital Corp II 8.450 11/15/26 154,761
200,000 Blue Owl Credit Income Corp 4.700 02/08/27 190,316
250,000 Brookfield Finance, Inc 4.250 06/02/26 244,788
500,000 Capital One Financial Corp 4.985 07/24/26 495,653

Nuveen Short Term Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 550,000 Capital One Financial Corp 3.750% 07/28/26 $ 530,881
1,000,000 Capital One Financial Corp 3.750 03/09/27 960,426
850,000 Capital One Financial Corp 7.149 10/29/27 878,431
500,000 Capital One Financial Corp 4.927 05/10/28 492,912
250,000 Cboe Global Markets, Inc 3.650 01/12/27 241,186
500,000 Charles Schwab Corp 1.150 05/13/26 462,382
750,000 Charles Schwab Corp 5.875 08/24/26 758,620
500,000 Charles Schwab Corp 2.450 03/03/27 466,330
500,000 Corebridge Financial, Inc 3.500 04/04/25 491,678
250,000 Discover Bank 5.974 08/09/28 249,685
500,000 Discover Financial Services 4.500 01/30/26 490,052
700,000 Fiserv, Inc 3.200 07/01/26 671,736
750,000 Fiserv, Inc 5.150 03/15/27 750,386
200,000 FS KKR Capital Corp 3.400 01/15/26 190,277
900,000 Global Payments, Inc 1.200 03/01/26 837,686
250,000 Goldman Sachs BDC, Inc 2.875 01/15/26 238,630
300,000 Goldman Sachs BDC, Inc 6.375 03/11/27 302,339
500,000 Goldman Sachs Group, Inc 3.750 02/25/26 487,052
550,000 Goldman Sachs Group, Inc 5.798 08/10/26 550,216
1,250,000 Goldman Sachs Group, Inc 1.093 12/09/26 1,168,492
1,500,000 Goldman Sachs Group, Inc 1.431 03/09/27 1,399,642
1,750,000 Goldman Sachs Group, Inc 1.542 09/10/27 1,607,292
2,000,000 Goldman Sachs Group, Inc 1.948 10/21/27 1,846,861
1,500,000 Goldman Sachs Group, Inc 2.640 02/24/28 1,399,037
1,500,000 Goldman Sachs Group, Inc 3.615 03/15/28 1,434,265
1,000,000 Goldman Sachs Group, Inc 3.691 06/05/28 956,622
200,000 Golub Capital BDC, Inc 2.500 08/24/26 183,969
100,000 Hercules Capital, Inc 2.625 09/16/26 91,667
200,000 Hercules Capital, Inc 3.375 01/20/27 185,202
1,000,000 Intercontinental Exchange, Inc 3.650 05/23/25 984,492
500,000 Invesco Finance plc 3.750 01/15/26 486,705
500,000 Jefferies Financial Group, Inc 4.850 01/15/27 493,370
2,400,000 Kreditanstalt fuer Wiederaufbau 4.375 03/01/27 2,382,681
300,000 LPL Holdings, Inc 5.700 05/20/27 301,186
200,000 Main Street Capital Corp 3.000 07/14/26 187,235
500,000 Main Street Capital Corp 6.500 06/04/27 500,381
600,000 Mastercard, Inc 3.300 03/26/27 575,602
750,000 Morgan Stanley 3.875 01/27/26 733,152
1,000,000 Morgan Stanley 4.679 07/17/26 990,200
1,000,000 Morgan Stanley 3.125 07/27/26 956,039
500,000 Morgan Stanley 4.350 09/08/26 489,041
1,250,000 Morgan Stanley 6.138 10/16/26 1,258,210
750,000 Morgan Stanley 0.985 12/10/26 701,317
1,000,000 Morgan Stanley 5.050 01/28/27 994,345
300,000 Morgan Stanley 1.593 05/04/27 279,678
500,000 Morgan Stanley 1.512 07/20/27 462,252
1,000,000 Morgan Stanley 2.475 01/21/28 932,431
2,500,000 Morgan Stanley 5.652 04/13/28 2,524,762
1,000,000 Morgan Stanley 4.210 04/20/28 971,713
1,350,000 Morgan Stanley Bank NA 4.754 04/21/26 1,337,835
200,000 Morgan Stanley Direct Lending Fund 4.500 02/11/27 192,707
500,000 NASDAQ, Inc 5.650 06/28/25 500,161
500,000 National Rural Utilities Cooperative Finance Corp 3.450 06/15/25 490,277
250,000 National Rural Utilities Cooperative Finance Corp 5.450 10/30/25 250,056
500,000 National Rural Utilities Cooperative Finance Corp 4.450 03/13/26 493,067
300,000 National Rural Utilities Cooperative Finance Corp 5.600 11/13/26 302,665
500,000 National Rural Utilities Cooperative Finance Corp 4.800 02/05/27 496,864
750,000 National Rural Utilities Cooperative Finance Corp 5.100 05/06/27 749,878
750,000 Nomura Holdings, Inc 5.099 07/03/25 745,251
300,000 Nomura Holdings, Inc 1.851 07/16/25 288,217
500,000 Nomura Holdings, Inc 5.709 01/09/26 500,326

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 250,000 Nomura Holdings, Inc 1.653% 07/14/26 $ 231,081
500,000 Nomura Holdings, Inc 2.329 01/22/27 462,216
750,000 Nomura Holdings, Inc 5.594 07/02/27 750,164
750,000 Northern Trust Corp 3.375 05/08/32 708,566
200,000 Oaktree Specialty Lending Corp 2.700 01/15/27 181,565
1,000,000 Oesterreichische Kontrollbank AG. 2.875 05/23/25 979,176
1,000,000 Oesterreichische Kontrollbank AG. 4.625 11/03/25 994,132
400,000 Oesterreichische Kontrollbank AG. 4.125 01/20/26 394,797
500,000 Oesterreichische Kontrollbank AG. 5.000 10/23/26 502,491
1,500,000 Oesterreichische Kontrollbank AG. 4.750 05/21/27 1,504,529
500,000 PayPal Holdings, Inc 2.650 10/01/26 473,218
150,000 (a) Prospect Capital Corp 3.364 11/15/26 137,714
750,000 S&P Global, Inc 2.450 03/01/27 701,202
100,000 Sixth Street Specialty Lending, Inc 2.500 08/01/26 92,794
500,000 State Street Corp 5.272 08/03/26 500,953
500,000 State Street Corp 5.751 11/04/26 501,971
750,000 State Street Corp 4.993 03/18/27 749,093
500,000 Synchrony Bank 5.400 08/22/25 496,247
500,000 Synchrony Financial 4.875 06/13/25 494,959
500,000 UBS AG. 5.800 09/11/25 501,829
1,000,000 UBS Group AG. 4.550 04/17/26 982,674
1,300,000 Visa, Inc 3.150 12/14/25 1,264,287
500,000 Visa, Inc 1.900 04/15/27 461,551
150,000 Voya Financial, Inc 3.650 06/15/26 144,751
340,000 Western Union Co 1.350 03/15/26 316,967
TOTAL FINANCIAL SERVICES 77,034,014
FOOD, BEVERAGE & TOBACCO - 0.8%
200,000 Altria Group, Inc 2.625 09/16/26 188,495
300,000 Archer-Daniels-Midland Co 2.500 08/11/26 284,290
500,000 BAT Capital Corp 3.215 09/06/26 477,195
300,000 BAT Capital Corp 4.700 04/02/27 295,323
750,000 BAT International Finance plc 1.668 03/25/26 702,601
200,000 Bunge Ltd 1.630 08/17/25 191,285
250,000 Bunge Ltd 3.250 08/15/26 239,145
750,000 Campbell Soup Co 5.300 03/20/26 748,129
750,000 Campbell Soup Co 5.200 03/19/27 751,126
500,000 ConAgra Brands, Inc 5.300 10/01/26 499,403
300,000 Constellation Brands, Inc 5.000 02/02/26 299,254
500,000 Constellation Brands, Inc 3.700 12/06/26 483,103
500,000 Constellation Brands, Inc 4.350 05/09/27 487,637
500,000 Diageo Capital plc 5.200 10/24/25 499,106
500,000 Diageo Capital plc 5.375 10/05/26 502,673
500,000 General Mills, Inc 4.700 01/30/27 493,723
500,000 Hershey Co 2.300 08/15/26 472,185
500,000 Hormel Foods Corp 4.800 03/30/27 498,066
200,000 Ingredion, Inc 3.200 10/01/26 190,990
250,000 Kellogg Co 3.250 04/01/26 241,126
500,000 Keurig Dr Pepper, Inc 2.550 09/15/26 471,538
500,000 Keurig Dr Pepper, Inc 5.100 03/15/27 500,136
600,000 Kraft Heinz Foods Co 3.000 06/01/26 574,629
500,000 Kraft Heinz Foods Co 3.875 05/15/27 483,479
300,000 McCormick & Co, Inc 0.900 02/15/26 279,340
700,000 Molson Coors Beverage Co 3.000 07/15/26 670,111
500,000 Mondelez International, Inc 2.625 03/17/27 468,631
1,000,000 PepsiCo Singapore Financing I Pte Ltd 4.650 02/16/27 992,204
1,000,000 PepsiCo, Inc 4.550 02/13/26 993,258
150,000 PepsiCo, Inc 5.125 11/10/26 150,659
500,000 Philip Morris International, Inc 5.000 11/17/25 497,481
1,250,000 Philip Morris International, Inc 4.875 02/13/26 1,240,155
750,000 Philip Morris International, Inc 4.750 02/12/27 743,912
310,000 Reynolds American, Inc 4.450 06/12/25 306,369

Nuveen Short Term Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 500,000 Tyson Foods, Inc 4.000% 03/01/26 $ 488,114
TOTAL FOOD, BEVERAGE & TOBACCO 17,404,871
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
500,000 Abbott Laboratories 3.750 11/30/26 487,679
200,000 Baxter International, Inc 2.600 08/15/26 188,922
500,000 Becton Dickinson & Co 3.700 06/06/27 481,050
400,000 Cigna Group 3.250 04/15/25 392,853
208,000 Cigna Group 1.250 03/15/26 194,198
500,000 Cigna Group 3.400 03/01/27 478,032
750,000 CVS Health Corp 3.875 07/20/25 736,397
625,000 CVS Health Corp 5.000 02/20/26 620,206
500,000 CVS Health Corp 2.875 06/01/26 476,084
400,000 CVS Health Corp 3.000 08/15/26 381,162
600,000 CVS Health Corp 3.625 04/01/27 575,539
500,000 Elevance Health, Inc 5.350 10/15/25 499,395
150,000 Elevance Health, Inc 4.900 02/08/26 148,810
500,000 GE HealthCare Technologies, Inc 5.600 11/15/25 500,168
600,000 HCA, Inc 5.250 06/15/26 597,319
1,000,000 HCA, Inc 5.375 09/01/26 997,506
500,000 HCA, Inc 3.125 03/15/27 472,390
500,000 Humana, Inc 1.350 02/03/27 453,053
500,000 Icon Investments Six DAC 5.809 05/08/27 505,009
300,000 McKesson Corp 0.900 12/03/25 281,848
200,000 McKesson Corp 1.300 08/15/26 184,511
200,000 PeaceHealth Obligated Group 1.375 11/15/25 188,419
750,000 Smith & Nephew plc 5.150 03/20/27 747,501
500,000 (b) Solventum Corp 5.450 02/25/27 499,512
500,000 Stryker Corp 1.150 06/15/25 479,614
300,000 Stryker Corp 3.500 03/15/26 291,104
500,000 UnitedHealth Group, Inc 5.150 10/15/25 499,269
1,500,000 UnitedHealth Group, Inc 1.150 05/15/26 1,394,354
1,000,000 UnitedHealth Group, Inc 4.600 04/15/27 991,852
250,000 Universal Health Services, Inc 1.650 09/01/26 229,929
300,000 Zimmer Biomet Holdings, Inc 3.050 01/15/26 289,683
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,263,368
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,000,000 Colgate-Palmolive Co 3.100 08/15/25 978,366
750,000 Colgate-Palmolive Co 4.800 03/02/26 748,241
800,000 Haleon US Capital LLC 3.375 03/24/27 763,385
500,000 Kenvue, Inc 5.350 03/22/26 501,255
500,000 Procter & Gamble Co 4.100 01/26/26 493,756
400,000 Procter & Gamble Co 1.000 04/23/26 373,539
1,000,000 Unilever Capital Corp 3.100 07/30/25 979,007
300,000 Unilever Capital Corp 2.900 05/05/27 284,406
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,121,955
INSURANCE - 0.4%
500,000 Allied World Assurance Co Holdings Ltd 4.350 10/29/25 499,354
500,000 Allstate Corp 0.750 12/15/25 467,474
200,000 Allstate Corp 8.522 08/15/53 199,846
500,000 Aon Global Ltd 3.875 12/15/25 488,609
750,000 Aon North America, Inc 5.125 03/01/27 748,697
200,000 Arch Capital Group Ltd 4.011 12/15/26 193,845
300,000 Brown & Brown, Inc 4.200 09/15/24 298,743
500,000 Chubb INA Holdings, Inc 3.350 05/03/26 483,822
315,000 CNA Financial Corp 4.500 03/01/26 310,101
115,000 Hanover Insurance Group, Inc 4.500 04/15/26 112,966
300,000 Lincoln National Corp 3.625 12/12/26 287,027
250,000 Loews Corp 3.750 04/01/26 243,665
300,000 Manulife Financial Corp 4.150 03/04/26 293,524
200,000 Manulife Financial Corp 4.061 02/24/32 191,585

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 500,000 Marsh & McLennan Cos, Inc 3.500% 03/10/25 $ 492,870
100,000 Marsh & McLennan Cos, Inc 3.750 03/14/26 97,609
1,000,000 MetLife, Inc 3.000 03/01/25 982,905
200,000 Old Republic International Corp 3.875 08/26/26 193,376
250,000 Principal Financial Group, Inc 3.100 11/15/26 237,924
200,000 Progressive Corp 2.450 01/15/27 187,507
500,000 Prudential Financial, Inc 1.500 03/10/26 470,158
150,000 Reinsurance Group of America, Inc 3.950 09/15/26 145,824
360,000 Trinity Acquisition plc 4.400 03/15/26 353,158
TOTAL INSURANCE 7,980,589
MATERIALS - 0.5%
500,000 Berry Global, Inc 1.570 01/15/26 469,754
200,000 Berry Global, Inc 1.650 01/15/27 182,141
1,500,000 BHP Billiton Finance USA Ltd 4.875 02/27/26 1,488,761
100,000 BHP Billiton Finance USA Ltd 5.250 09/08/26 100,154
200,000 Celulosa Arauco y Constitucion S.A. 4.500 08/01/24 199,424
1,000,000 DowDuPont, Inc 4.493 11/15/25 985,847
400,000 Ecolab, Inc 1.650 02/01/27 367,813
500,000 EIDP, Inc 4.500 05/15/26 492,887
500,000 FMC Corp 5.150 05/18/26 496,512
1,000,000 Linde, Inc 4.700 12/05/25 994,043
350,000 LYB International Finance BV 3.500 03/02/27 335,262
750,000 (b) Newmont Corp 5.300 03/15/26 749,750
300,000 Nutrien Ltd 5.950 11/07/25 301,601
650,000 Nutrien Ltd 5.200 06/21/27 649,214
500,000 Sherwin-Williams Co 4.250 08/08/25 493,345
300,000 Suzano International Finance BV 5.500 01/17/27 298,046
200,000 Vulcan Materials Co 3.900 04/01/27 193,501
250,000 Westlake Corp 3.600 08/15/26 240,553
500,000 WRKCo, Inc 4.650 03/15/26 492,699
TOTAL MATERIALS 9,531,307
MEDIA & ENTERTAINMENT - 0.6%
300,000 Alphabet, Inc 0.450 08/15/25 285,608
750,000 Alphabet, Inc 1.998 08/15/26 706,397
173,000 Charter Communications Operating LLC 4.908 07/23/25 171,319
1,500,000 Charter Communications Operating LLC 6.150 11/10/26 1,514,496
1,200,000 Comcast Corp 5.250 11/07/25 1,199,150
1,200,000 Comcast Corp 3.150 03/01/26 1,159,906
400,000 Comcast Corp 2.350 01/15/27 374,491
600,000 Comcast Corp 3.300 02/01/27 575,129
300,000 Comcast Corp 3.300 04/01/27 286,862
500,000 Discovery Communications LLC 4.900 03/11/26 492,572
120,000 Electronic Arts Inc 4.800 03/01/26 119,206
500,000 NetFlix, Inc 4.375 11/15/26 490,956
655,000 Omnicom Group, Inc 3.600 04/15/26 633,549
300,000 Paramount Global 2.900 01/15/27 276,873
600,000 Take-Two Interactive Software, Inc 5.000 03/28/26 596,102
1,000,000 TWDC Enterprises 18 Corp 3.150 09/17/25 974,525
750,000 TWDC Enterprises 18 Corp 3.000 02/13/26 723,011
100,000 Walt Disney Co 1.750 01/13/26 94,878
300,000 Walt Disney Co 3.700 03/23/27 290,752
1,500,000 Warnermedia Holdings, Inc 3.755 03/15/27 1,424,130
TOTAL MEDIA & ENTERTAINMENT 12,389,912
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,250,000 AbbVie, Inc 3.200 05/14/26 1,207,000
950,000 AbbVie, Inc 2.950 11/21/26 905,584
2,000,000 AbbVie, Inc 4.800 03/15/27 1,991,026
100,000 Agilent Technologies, Inc 3.050 09/22/26 95,128
1,500,000 Amgen, Inc 5.250 03/02/25 1,496,964
800,000 Amgen, Inc 2.200 02/21/27 742,104

Nuveen Short Term Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 750,000 AstraZeneca Finance LLC 1.200% 05/28/26 $ 696,325
1,000,000 AstraZeneca Finance LLC 4.800 02/26/27 994,236
750,000 AstraZeneca plc 0.700 04/08/26 694,218
500,000 Baxalta, Inc 4.000 06/23/25 492,698
500,000 Bristol-Myers Squibb Co 0.750 11/13/25 470,537
500,000 Bristol-Myers Squibb Co 3.200 06/15/26 482,036
2,000,000 Bristol-Myers Squibb Co 4.900 02/22/27 1,994,257
1,000,000 Eli Lilly & Co 4.500 02/09/27 991,317
800,000 Gilead Sciences, Inc 3.650 03/01/26 777,575
500,000 Gilead Sciences, Inc 2.950 03/01/27 474,542
500,000 Illumina, Inc 5.800 12/12/25 500,546
1,120,000 Johnson & Johnson 2.450 03/01/26 1,075,581
200,000 Merck & Co, Inc 0.750 02/24/26 186,758
750,000 Merck & Co, Inc 1.700 06/10/27 688,255
1,000,000 Novartis Capital Corp 3.000 11/20/25 972,701
2,000,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/26 1,974,452
300,000 Pfizer, Inc 3.000 12/15/26 286,282
1,050,000 Shire Acquisitions Investments Ireland DAC 3.200 09/23/26 1,006,975
550,000 Thermo Fisher Scientific, Inc 4.953 08/10/26 548,614
1,000,000 Thermo Fisher Scientific, Inc 5.000 12/05/26 998,794
700,000 Utah Acquisition Sub, Inc 3.950 06/15/26 678,714
300,000 Viatris, Inc 1.650 06/22/25 288,323
500,000 Zoetis, Inc 5.400 11/14/25 499,629
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 24,211,171
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
500,000 Analog Devices, Inc 3.500 12/05/26 482,357
500,000 Applied Materials, Inc 3.300 04/01/27 480,116
1,000,000 Broadcom Corp 3.875 01/15/27 967,551
300,000 Broadcom, Inc 3.150 11/15/25 290,678
200,000 Broadcom, Inc 3.459 09/15/26 192,517
500,000 Intel Corp 3.700 07/29/25 491,396
1,250,000 Intel Corp 4.875 02/10/26 1,242,533
300,000 Intel Corp 3.750 03/25/27 290,248
500,000 Intel Corp 3.150 05/11/27 475,167
375,000 Lam Research Corp 3.750 03/15/26 366,022
150,000 Marvell Technology, Inc 1.650 04/15/26 140,399
1,000,000 Microchip Technology, Inc 4.250 09/01/25 984,469
150,000 Micron Technology, Inc 4.975 02/06/26 148,774
300,000 Micron Technology, Inc 4.185 02/15/27 291,565
300,000 NVIDIA Corp 3.200 09/16/26 290,012
290,000 NXP BV 5.350 03/01/26 289,235
300,000 NXP BV 3.875 06/18/26 291,334
300,000 NXP BV 4.400 06/01/27 293,418
750,000 Qorvo, Inc 1.750 12/15/24 734,099
500,000 QUALCOMM, Inc 3.450 05/20/25 491,794
200,000 Skyworks Solutions, Inc 1.800 06/01/26 185,988
750,000 Texas Instruments, Inc 4.600 02/08/27 745,093
300,000 TSMC Arizona Corp 1.750 10/25/26 277,627
500,000 TSMC Arizona Corp 3.875 04/22/27 483,287
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,925,679
SOFTWARE & SERVICES - 0.7%
750,000 Adobe, Inc 4.850 04/04/27 750,165
200,000 CGI, Inc 1.450 09/14/26 183,147
250,000 DXC Technology Co 1.800 09/15/26 229,485
150,000 Fortinet, Inc 1.000 03/15/26 139,240
300,000 Genpact Luxembourg Sarl 1.750 04/10/26 279,816
500,000 IBM International Capital Pte Ltd 4.700 02/05/26 496,459
500,000 IBM International Capital Pte Ltd 4.600 02/05/27 493,831
600,000 International Business Machines Corp 4.000 07/27/25 591,422
500,000 International Business Machines Corp 4.500 02/06/26 495,055

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,050,000 International Business Machines Corp 3.300% 05/15/26 $ 1,014,792
500,000 International Business Machines Corp 1.700 05/15/27 456,105
750,000 Intuit, Inc 5.250 09/15/26 752,948
200,000 Kyndryl Holdings, Inc 2.050 10/15/26 184,442
1,000,000 Microsoft Corp 3.125 11/03/25 975,205
1,600,000 Microsoft Corp 2.400 08/08/26 1,522,303
1,750,000 Microsoft Corp 3.400 09/15/26 1,694,140
150,000 Oracle Corp 5.800 11/10/25 150,711
1,035,000 Oracle Corp 1.650 03/25/26 970,155
1,250,000 Oracle Corp 2.650 07/15/26 1,184,641
750,000 Oracle Corp 2.800 04/01/27 704,140
500,000 Roper Technologies, Inc 3.800 12/15/26 483,302
900,000 VMware, Inc 1.400 08/15/26 828,700
300,000 Workday, Inc 3.500 04/01/27 286,980
TOTAL SOFTWARE & SERVICES 14,867,184
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,000,000 Amphenol Corp 4.750 03/30/26 991,678
50,000 Amphenol Corp 5.050 04/05/27 49,958
1,000,000 Apple, Inc 1.125 05/11/25 965,044
1,000,000 Apple, Inc 0.550 08/20/25 949,745
1,820,000 Apple, Inc 3.250 02/23/26 1,768,974
300,000 Apple, Inc 2.450 08/04/26 284,982
1,000,000 Apple, Inc 2.050 09/11/26 940,092
500,000 Apple, Inc 3.350 02/09/27 482,004
750,000 Apple, Inc 3.200 05/11/27 718,699
300,000 Avnet, Inc 4.625 04/15/26 294,936
300,000 CDW LLC 2.670 12/01/26 280,245
750,000 Cisco Systems, Inc 4.900 02/26/26 748,849
450,000 Cisco Systems, Inc 2.500 09/20/26 427,898
1,500,000 Cisco Systems, Inc 4.800 02/26/27 1,495,944
964,000 Dell International LLC 6.020 06/15/26 974,086
500,000 Dell International LLC 4.900 10/01/26 495,107
185,000 Flex Ltd 3.750 02/01/26 179,535
500,000 Hewlett Packard Enterprise Co 4.900 10/15/25 495,912
250,000 Hewlett Packard Enterprise Co 1.750 04/01/26 234,552
300,000 HP, Inc 1.450 06/17/26 278,095
300,000 HP, Inc 3.000 06/17/27 282,120
150,000 Jabil, Inc 1.700 04/15/26 140,120
250,000 Jabil, Inc 4.250 05/15/27 242,214
120,000 Juniper Networks, Inc 1.200 12/10/25 112,688
250,000 Keysight Technologies, Inc 4.600 04/06/27 245,542
300,000 NetApp, Inc 2.375 06/22/27 277,026
200,000 TD SYNNEX Corp 1.750 08/09/26 184,505
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,540,550
TELECOMMUNICATION SERVICES - 0.5%
1,500,000 AT&T, Inc 1.700 03/25/26 1,408,074
300,000 AT&T, Inc 2.950 07/15/26 286,163
750,000 AT&T, Inc 3.800 02/15/27 724,611
1,000,000 AT&T, Inc 2.300 06/01/27 925,051
800,000 Rogers Communications, Inc 3.200 03/15/27 759,262
500,000 Sprint LLC 7.625 03/01/26 513,790
450,000 Telefonica Emisiones SAU 4.103 03/08/27 436,811
750,000 T-Mobile USA, Inc 1.500 02/15/26 704,099
365,000 T-Mobile USA, Inc 2.250 02/15/26 346,599
200,000 T-Mobile USA, Inc 2.625 04/15/26 190,211
1,500,000 T-Mobile USA, Inc 3.750 04/15/27 1,441,740
1,350,000 Verizon Communications, Inc 1.450 03/20/26 1,263,877
500,000 Verizon Communications, Inc 2.625 08/15/26 474,189
1,500,000 Verizon Communications, Inc 3.000 03/22/27 1,419,199
TOTAL TELECOMMUNICATION SERVICES 10,893,676

Nuveen Short Term Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION - 0.3%
$ 500,000 Burlington Northern Santa Fe LLC 7.000% 12/15/25 $ 512,808
260,000 Canadian National Railway Co 2.750 03/01/26 250,380
500,000 Canadian Pacific Railway Co 1.750 12/02/26 461,280
900,000 CSX Corp 2.600 11/01/26 850,621
225,000 FedEx Corp 3.250 04/01/26 217,229
200,000 GXO Logistics, Inc 1.650 07/15/26 184,340
210,000 JB Hunt Transport Services, Inc 3.875 03/01/26 205,247
300,000 Norfolk Southern Corp 2.900 06/15/26 286,557
750,000 Ryder System, Inc 5.300 03/15/27 750,913
500,000 Southwest Airlines Co 3.000 11/15/26 471,979
500,000 Southwest Airlines Co 5.125 06/15/27 497,425
1,000,000 Union Pacific Corp 4.750 02/21/26 992,360
450,000 United Parcel Service, Inc 2.400 11/15/26 424,390
TOTAL TRANSPORTATION 6,105,529
UTILITIES - 1.3%
500,000 AES Corp 1.375 01/15/26 468,558
300,000 Algonquin Power & Utilities Corp 5.365 06/15/26 298,546
500,000 Ameren Corp 5.700 12/01/26 503,959
1,000,000 American Electric Power Co, Inc 5.699 08/15/25 1,000,791
300,000 Black Hills Corp 3.150 01/15/27 284,525
750,000 CenterPoint Energy, Inc 5.250 08/10/26 748,107
400,000 Cheniere Corpus Christi Holdings LLC 5.125 06/30/27 399,332
100,000 CMS Energy Corp 3.000 05/15/26 95,658
1,000,000 Dominion Energy, Inc 3.900 10/01/25 979,137
250,000 Dominion Energy, Inc 3.600 03/15/27 239,411
200,000 Dominion Resources, Inc 2.850 08/15/26 189,998
750,000 DTE Electric Co 4.850 12/01/26 749,487
750,000 Duke Energy Corp 5.000 12/08/25 746,265
250,000 Duke Energy Corp 2.650 09/01/26 236,334
750,000 Duke Energy Corp 4.850 01/05/27 744,207
750,000 Edison International 4.700 08/15/25 741,414
250,000 Emera US Finance LP 3.550 06/15/26 239,745
500,000 Entergy Arkansas LLC 3.500 04/01/26 486,203
300,000 Entergy Corp 2.950 09/01/26 284,642
500,000 Evergy Kansas Central, Inc 2.550 07/01/26 475,333
750,000 Eversource Energy 4.750 05/15/26 740,201
500,000 Eversource Energy 5.000 01/01/27 495,989
1,000,000 Exelon Corp 3.400 04/15/26 967,574
500,000 Florida Power & Light Co 4.450 05/15/26 493,919
400,000 Fortis, Inc 3.055 10/04/26 379,543
1,000,000 Georgia Power Co 5.004 02/23/27 996,843
300,000 Gulf Power Co 3.300 05/30/27 285,623
100,000 ITC Holdings Corp 3.250 06/30/26 95,769
500,000 National Fuel Gas Co 5.500 01/15/26 498,400
175,000 National Fuel Gas Co 5.500 10/01/26 174,705
500,000 NextEra Energy Capital Holdings, Inc 4.450 06/20/25 494,748
550,000 NextEra Energy Capital Holdings, Inc 5.749 09/01/25 551,192
500,000 NextEra Energy Capital Holdings, Inc 4.950 01/29/26 497,078
300,000 NextEra Energy Capital Holdings, Inc 3.550 05/01/27 286,424
400,000 NextEra Energy Capital Holdings, Inc 3.800 03/15/82 368,724
300,000 NiSource, Inc 0.950 08/15/25 284,937
400,000 NiSource, Inc 3.490 05/15/27 381,621
200,000 Pacific Gas & Electric Co 2.950 03/01/26 191,427
250,000 Pacific Gas and Electric Co 4.950 06/08/25 247,795
1,000,000 Pacific Gas and Electric Co 3.150 01/01/26 963,174
300,000 PPL Capital Funding, Inc 3.100 05/15/26 287,871
500,000 Public Service Electric and Gas Co 0.950 03/15/26 466,305
100,000 Public Service Electric and Gas Co 2.250 09/15/26 94,051
150,000 San Diego Gas & Electric Co 2.500 05/15/26 142,851
350,000 Sempra 4.125 04/01/52 322,158
500,000 Sempra Energy 3.300 04/01/25 491,080

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Sempra Energy 5.400% 08/01/26 $ 499,548
500,000 Southern California Edison Co 5.350 03/01/26 498,972
300,000 Southern California Edison Co 4.900 06/01/26 297,551
175,000 Southern California Edison Co 4.875 02/01/27 173,703
300,000 Southern Co 4.000 01/15/51 290,860
300,000 Southern Co 3.750 09/15/51 281,700
300,000 Southern Co Gas Capital Corp 3.250 06/15/26 288,049
300,000 Southern Power Co 0.900 01/15/26 279,601
250,000 Southwestern Electric Power Co 2.750 10/01/26 236,053
500,000 Spire, Inc 5.300 03/01/26 498,870
750,000 WEC Energy Group, Inc 5.000 09/27/25 745,114
800,000 WEC Energy Group, Inc 4.750 01/09/26 791,341
100,000 WEC Energy Group, Inc 5.600 09/12/26 100,378
300,000 Wisconsin Public Service Corp 5.350 11/10/25 299,798
200,000 Xcel Energy, Inc 3.350 12/01/26 190,849
400,000 Xcel Energy, Inc 1.750 03/15/27 363,929
TOTAL UTILITIES 26,947,970
TOTAL CORPORATE BONDS 524,691,127
(Cost $525,390,423)
GOVERNMENT BONDS - 73.5%
AGENCY SECURITIES - 2.1%
1,750,000 Federal Farm Credit Bank (FFCB) 1.125 01/06/25 1,712,814
1,000,000 FFCB 1.750 02/14/25 978,133
2,000,000 FFCB 4.375 02/23/26 1,983,636
750,000 FFCB 4.375 06/23/26 744,707
3,500,000 FFCB 4.500 03/26/27 3,492,034
2,000,000 Federal Home Loan Bank (FHLB) 0.750 12/13/24 1,959,602
2,000,000 FHLB 1.000 12/20/24 1,959,433
2,000,000 FHLB 5.000 02/28/25 1,996,047
500,000 FHLB 4.625 06/06/25 497,455
200,000 FHLB 3.125 06/13/25 196,186
4,500,000 FHLB 4.625 11/17/26 4,495,477
4,500,000 FHLB 4.125 01/15/27 4,447,297
3,000,000 FHLB 4.750 04/09/27 3,008,512
3,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1.500 02/12/25 2,930,974
4,000,000 FHLMC 0.375 09/23/25 3,780,476
2,000,000 Federal National Mortgage Association (FNMA) 1.625 01/07/25 1,962,685
4,500,000 FNMA 0.625 04/22/25 4,339,162
2,500,000 FNMA 0.500 11/07/25 2,355,613
500,000 Tennessee Valley Authority (TVA) 0.750 05/15/25 481,023
TOTAL AGENCY SECURITIES 43,321,266
FOREIGN GOVERNMENT BONDS - 4.8%
750,000 African Development Bank 3.375 07/07/25 736,556
265,000 African Development Bank 0.875 03/23/26 247,412
875,000 African Development Bank 4.625 01/04/27 873,308
2,000,000 African Development Bank 4.125 02/25/27 1,972,196
1,500,000 Asian Development Bank 2.875 05/06/25 1,470,882
720,000 Asian Development Bank 4.625 06/13/25 716,045
910,000 Asian Development Bank 4.250 01/09/26 900,533
2,500,000 Asian Development Bank 1.000 04/14/26 2,335,144
1,500,000 Asian Development Bank 2.000 04/24/26 1,425,676
500,000 Asian Development Bank 4.875 05/21/26 500,144
1,000,000 Asian Development Bank 4.125 01/12/27 986,848
2,500,000 Asian Development Bank 1.500 01/20/27 2,310,902
1,000,000 Asian Infrastructure Investment Bank 3.375 06/29/25 981,944
1,390,000 Asian Infrastructure Investment Bank 0.500 01/27/26 1,296,223
1,000,000 Asian Infrastructure Investment Bank 4.875 09/14/26 1,001,814
1,870,000 Canada Government International Bond 2.875 04/28/25 1,835,457
1,000,000 Canada Government International Bond 0.750 05/19/26 927,174

Nuveen Short Term Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 310,000 Chile Government International Bond 3.125% 01/21/26 $ 299,169
500,000 Chile Government International Bond 2.750 01/31/27 469,649
675,000 Corp Andina de Fomento 1.250 10/26/24 664,565
1,000,000 Corp Andina de Fomento 5.250 11/21/25 995,282
500,000 Corp Andina de Fomento 4.750 04/01/26 493,620
350,000 Corp Andina de Fomento 6.000 04/26/27 357,396
1,500,000 Council Of Europe Development Bank 3.000 06/16/25 1,468,834
750,000 Council Of Europe Development Bank 3.750 05/25/26 734,771
750,000 Council Of Europe Development Bank 4.625 06/11/27 747,419
2,000,000 European Bank for Reconstruction & Development 0.500 05/19/25 1,918,612
755,000 European Bank for Reconstruction & Development 0.500 01/28/26 704,433
2,250,000 European Investment Bank 0.625 07/25/25 2,146,447
1,500,000 European Investment Bank 2.750 08/15/25 1,461,893
3,000,000 European Investment Bank 0.375 03/26/26 2,777,783
1,500,000 European Investment Bank 1.375 03/15/27 1,376,222
2,150,000 European Investment Bank 4.375 03/19/27 2,134,871
1,750,000 Export Development Canada 3.375 08/26/25 1,716,126
500,000 Export Development Canada 4.375 06/29/26 495,541
750,000 Export-Import Bank of Korea 5.375 09/18/25 751,186
750,000 Export-Import Bank of Korea 4.875 01/11/26 747,780
1,000,000 Export-Import Bank of Korea 4.625 01/11/27 992,536
1,700,000 Inter-American Development Bank 0.875 04/20/26 1,583,535
3,000,000 Inter-American Development Bank 4.500 05/15/26 2,980,061
2,000,000 Inter-American Development Bank 1.500 01/13/27 1,849,390
500,000 Inter-American Development Bank 4.375 02/01/27 496,412
1,000,000 Inter-American Investment Corp 2.625 04/22/25 978,523
1,500,000 International Bank for Reconstruction & Development 2.500 07/29/25 1,459,417
2,585,000 International Bank for Reconstruction & Development 0.500 10/28/25 2,436,552
1,500,000 International Bank for Reconstruction & Development 4.750 04/10/26 1,497,344
3,000,000 International Bank for Reconstruction & Development 1.875 10/27/26 2,814,351
750,000 International Finance Corp 3.625 09/15/25 737,294
1,500,000 International Finance Corp 2.126 04/07/26 1,430,821
715,000 International Finance Corp 4.375 01/15/27 709,911
1,000,000 Japan Bank for International Cooperation 1.750 10/17/24 988,888
400,000 Japan Bank for International Cooperation 2.875 04/14/25 392,375
1,000,000 Japan Bank for International Cooperation 3.875 09/16/25 983,611
1,000,000 Japan Bank for International Cooperation 4.250 01/26/26 986,856
500,000 Japan Bank for International Cooperation 4.250 04/27/26 492,899
2,000,000 Japan Bank for International Cooperation 2.250 11/04/26 1,882,815
1,000,000 Korea Development Bank 2.000 02/24/25 979,146
750,000 Korea Development Bank 4.000 09/08/25 739,180
1,000,000 Korea Development Bank 5.375 10/23/26 1,007,771
500,000 Korea Development Bank 4.625 02/15/27 496,735
3,000,000 Kreditanstalt fuer Wiederaufbau 3.125 06/10/25 2,944,496
3,500,000 Kreditanstalt fuer Wiederaufbau 0.375 07/18/25 3,333,621
1,500,000 Landwirtschaftliche Rentenbank 0.500 05/27/25 1,437,422
1,000,000 Landwirtschaftliche Rentenbank 1.750 07/27/26 940,535
1,000,000 (a) Mexico Government International Bond 3.900 04/27/25 994,334
500,000 Mexico Government International Bond 4.125 01/21/26 489,200
1,000,000 Mexico Government International Bond 4.150 03/28/27 967,327
1,000,000 Nordic Investment Bank 0.375 09/20/24 988,901
500,000 Nordic Investment Bank 2.625 04/04/25 490,202
400,000 Nordic Investment Bank 5.000 10/15/25 399,713
300,000 Panama Government International Bond 3.750 03/16/25 294,808
460,000 Panama Government International Bond 7.125 01/29/26 466,626
500,000 Peruvian Government International Bond 2.392 01/23/26 475,439
1,015,000 Philippine Government International Bond 5.500 03/30/26 1,018,806
1,250,000 Province of British Columbia Canada 0.900 07/20/26 1,153,587
2,595,000 Province of Ontario Canada 1.050 04/14/26 2,421,835
500,000 Province of Ontario Canada 2.300 06/15/26 475,456
750,000 Province of Quebec Canada 1.500 02/11/25 732,366

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Province of Quebec Canada 0.600% 07/23/25 $ 952,883
600,000 Province of Quebec Canada 2.500 04/20/26 574,579
300,000 Republic of Italy Government International Bond 2.375 10/17/24 297,020
500,000 Republic of Italy Government International Bond 1.250 02/17/26 467,794
400,000 Republic of Poland Government International Bond 3.250 04/06/26 388,000
925,000 Svensk Exportkredit AB 0.625 10/07/24 912,870
750,000 Svensk Exportkredit AB 4.000 07/15/25 740,714
750,000 Svensk Exportkredit AB 4.625 11/28/25 744,771
1,000,000 Svensk Exportkredit AB 4.375 02/13/26 989,612
200,000 Svensk Exportkredit AB 4.875 09/14/26 200,077
TOTAL FOREIGN GOVERNMENT BONDS 98,189,274
U.S. TREASURY SECURITIES - 66.6%
43,000,000 United States Treasury Note 3.125 08/15/25 42,098,008
5,000,000 United States Treasury Note 0.250 08/31/25 4,730,664
34,500,000 United States Treasury Note 3.500 09/15/25 33,878,731
4,000,000 United States Treasury Note 0.250 09/30/25 3,771,562
9,000,000 United States Treasury Note 5.000 09/30/25 8,996,133
30,000,000 United States Treasury Note 4.250 10/15/25 29,718,750
15,000,000 United States Treasury Note 5.000 10/31/25 15,001,758
52,000,000 United States Treasury Note 4.500 11/15/25 51,685,156
29,500,000 United States Treasury Note 4.875 11/30/25 29,466,582
42,000,000 United States Treasury Note 4.000 12/15/25 41,458,594
38,800,000 United States Treasury Note 4.250 12/31/25 38,428,672
47,500,000 United States Treasury Note 3.875 01/15/26 46,785,645
27,500,000 United States Treasury Note 4.250 01/31/26 27,235,742
63,000,000 United States Treasury Note 4.000 02/15/26 62,148,516
20,000,000 United States Treasury Note 4.625 02/28/26 19,928,125
53,000,000 United States Treasury Note 4.625 03/15/26 52,815,742
15,950,000 United States Treasury Note 4.500 03/31/26 15,866,512
14,500,000 United States Treasury Note 3.750 04/15/26 14,240,586
5,500,000 United States Treasury Note 4.875 04/30/26 5,508,164
79,750,000 United States Treasury Note 3.625 05/15/26 78,123,848
18,500,000 United States Treasury Note 4.875 05/31/26 18,537,578
56,000,000 United States Treasury Note 4.125 06/15/26 55,356,875
18,500,000 United States Treasury Note 4.625 06/30/26 18,466,758
26,700,000 United States Treasury Note 4.500 07/15/26 26,585,273
73,000,000 United States Treasury Note 4.375 08/15/26 72,520,937
41,000,000 United States Treasury Note 4.625 09/15/26 40,945,547
26,000,000 United States Treasury Note 4.625 10/15/26 25,976,641
10,000,000 United States Treasury Note 1.125 10/31/26 9,228,516
10,000,000 United States Treasury Note 1.625 10/31/26 9,338,672
68,800,000 United States Treasury Note 4.625 11/15/26 68,767,750
49,650,000 United States Treasury Note 4.375 12/15/26 49,364,900
51,800,000 United States Treasury Note 4.000 01/15/27 51,047,281
60,500,000 United States Treasury Note 4.125 02/15/27 59,805,195
54,700,000 United States Treasury Note 4.250 03/15/27 54,261,973
41,000,000 United States Treasury Note 4.500 04/15/27 40,939,140
91,750,000 United States Treasury Note 4.500 05/15/27 91,628,145
62,500,000 United States Treasury Note 4.625 06/15/27 62,680,664
TOTAL U.S. TREASURY SECURITIES 1,377,339,335
TOTAL GOVERNMENT BONDS 1,518,849,875
(Cost $1,528,526,541)
STRUCTURED ASSETS - 0.0%
ASSET BACKED - 0.0%
274,963 American Airlines Pass Through Trust 3.375 05/01/27 259,586
Series - 2015 1 (Class A)
254,192 United Airlines Pass Through Trust 4.000 04/11/26 246,321
Series - 2020 A (Class A)

Nuveen Short Term Bond Index Fund June 30, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 157,852 United Airlines Pass Through Trust 3.750% 09/03/26 $ 152,317
Series - 2014 2 (Class A)
TOTAL ASSET BACKED 658,224
TOTAL STRUCTURED ASSETS 658,224
(Cost $653,421)
TOTAL LONG-TERM INVESTMENTS 2,044,199,226
(Cost $2,054,570,385)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 2.5%
REPURCHASE AGREEMENT - 2.2%
45,788,000 (d) Fixed Income Clearing Corporation 5.320 07/01/24 45,788,000
TOTAL REPURCHASE AGREEMENT 45,788,000
TREASURY DEBT - 0.3%
4,907,000 United States Treasury Bill 0.000 08/27/24 4,866,850
TOTAL TREASURY DEBT 4,866,850
TOTAL SHORT-TERM INVESTMENTS 50,654,850
(Cost $50,654,850)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
2,118,198 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (f) 2,118,198
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,118,198
(Cost $2,118,198)
TOTAL INVESTMENTS - 101.5% 2,096,972,274
(Cost $2,107,343,433)
OTHER ASSETS & LIABILITIES, NET - (1.5)% (30,484,432)
NET ASSETS - 100.0% $ 2,066,487,842
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,049,813.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,910,834 or 0.1% of Total Investments.
(c)
When-issued or delayed delivery security.
(d) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $45,808,299 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $46,703,802.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Notes to Portfolios of Investments
(Unaudited)

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities Select
Long-Term Investments
:
Common stocks $2,747,724,640 $— $— $2,747,724,640
Short-Term Investments
:
Government agency debt — 17,050,902 — 17,050,902
Treasury debt — 4,968,695 — 4,968,695
Total $2,747,724,640 $22,019,597 $— $2,769,744,237
1 1 1 1 1
Bond Index
Long-Term Investments
:
Corporate bonds $— $6,042,578,688 $— $6,042,578,688
Government bonds — 17,238,879,385 — 17,238,879,385
Structured assets — 547,209,339 — 547,209,339
Short-Term Investments
:
Government agency debt — 4,965,827 — 4,965,827
Repurchase agreement — 106,724,000 — 106,724,000
Investments purchased with collateral from securities lending 183,241,712 — — 183,241,712
Total $183,241,712 $23,940,357,239 $— $24,123,598,951
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $161,860,513 $— $161,860,513
Corporate bonds — 3,387,355,029 1,855,116 3,389,210,145
Government bonds — 5,016,735,150 — 5,016,735,150
Structured assets — 1,405,240,142 3,207,412 1,408,447,554
Common stocks — 236,159 — 236,159
Preferred stocks 10,457,070 — — 10,457,070
Short-Term Investments
:
Government agency debt — 4,991,258 — 4,991,258
Repurchase agreement — 54,369,000 — 54,369,000
Treasury debt — 30,580,340 — 30,580,340
Investments purchased with collateral from securities lending 92,807,137 — — 92,807,137
Investments in Derivatives
:
Forward foreign currency contracts* — 17,393 — 17,393
Credit default swap contracts* — 219,809 — 219,809
Total $103,264,207 $10,061,604,793 $5,062,528 $10,169,931,528
1 1 1 1 1

Notes to Portfolios of Investments
(Unaudited) (continued)

Fund Level 1 Level 2 Level 3 Total
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $41,314,571 $57,737 $41,372,308
Corporate bonds — 1,687,509,441 — 1,687,509,441
Government bonds — 3,659,242,154 732 3,659,242,886
Structured assets — 835,968,590 1,470,700 837,439,290
Preferred stocks 29,747,440 — — 29,747,440
Short-Term Investments
:
Government agency debt — 2,492,351 — 2,492,351
Repurchase agreement — 88,348,000 — 88,348,000
Treasury debt — 32,375,165 — 32,375,165
Investments purchased with collateral from securities lending 169,221,213 — — 169,221,213
Investments in Derivatives
:
Forward foreign currency contracts* — (144,814) — (144,814)
Total $198,968,653 $6,347,105,458 $1,529,169 $6,547,603,280
1 1 1 1 1
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $142,740,699 $— $142,740,699
Corporate bonds — 1,780,028,861 1,391,337 1,781,420,198
Government bonds — 2,068,821,233 — 2,068,821,233
Structured assets — 612,293,969 2,565,930 614,859,899
Common stocks — 248,711 15 248,726
Preferred stocks 4,500,047 — — 4,500,047
Short-Term Investments
:
Government agency debt — 9,957,086 — 9,957,086
Repurchase agreement — 38,099,000 — 38,099,000
Treasury debt — 15,458,492 — 15,458,492
Investments purchased with collateral from securities lending 55,903,161 — — 55,903,161
Investments in Derivatives
:
Forward foreign currency contracts* — 12,797 — 12,797
Credit default swap contracts* — 325,742 — 325,742
Total $60,403,208 $4,667,986,590 $3,957,282 $4,732,347,080
1 1 1 1 1
5-15 Year Laddered Tax Exempt Bond
Long-Term Investments:
Long-term municipal bonds $ — $ 208,243,654 $ — $ 208,243,654
Short-Term Investments:
Government agency debt — 3,770,351 — 3,770,351
Total $— $212,014,005 $— $212,014,005
1 1 1 1 1
Green Bond
Long-Term Investments
:
Bank loan obligations $— $2,806,937 $— $2,806,937
Corporate bonds — 83,256,436 — 83,256,436
Government bonds — 42,391,907 24 42,391,931
Structured assets — 25,781,446 1,273,659 27,055,105
Preferred stocks 796,940 — — 796,940
Short-Term Investments
:
Government agency debt — 1,370,400 — 1,370,400
Investments purchased with collateral from securities lending 688,959 — — 688,959
Total $1,485,899 $155,607,126 $1,273,683 $158,366,708
1 1 1 1 1
High Yield
Long-Term Investments
:
Bank loan obligations $— $108,670,425 $— $108,670,425
Corporate bonds — 1,765,025,349 — 1,765,025,349
Common stocks 49,538,660 21,224 80 49,559,964
Short-Term Investments
:
Government agency debt — 29,736,796 — 29,736,796
Treasury debt — 2,330,318 — 2,330,318
Investments purchased with collateral from securities lending 33,395,124 — — 33,395,124
Total $82,933,784 $1,905,784,112 $80 $1,988,717,976
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Inflation Linked Bond
Long-Term Investments
:
Corporate bonds $— $7,699,154 $— $7,699,154
Government bonds — 2,876,936,648 — 2,876,936,648
Short-Term Investments
:
Repurchase agreement — 6,043,000 — 6,043,000
Investments in Derivatives
:
Futures contracts* 194,462 — — 194,462
Total $194,462 $2,890,678,802 $— $2,890,873,264
1 1 1 1 1
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $1,803,577 $— $1,803,577
Corporate bonds — 25,694,013 — 25,694,013
Government bonds — 34,091,821 — 34,091,821
Structured assets — 13,567,754 — 13,567,754
Short-Term Investments
:
Government agency debt — 1,493,347 — 1,493,347
Investments purchased with collateral from securities lending 318 — — 318
Total $318 $76,650,512 $— $76,650,830
1 1 1 1 1
Short Term Bond
Long-Term Investments
:
Bank loan obligations $— $21,497,120 $— $21,497,120
Corporate bonds — 599,028,589 — 599,028,589
Government bonds — 880,971,819 — 880,971,819
Structured assets — 362,061,276 — 362,061,276
Short-Term Investments
:
Government agency debt — 10,092,157 — 10,092,157
Treasury debt — 19,898,795 — 19,898,795
Investments purchased with collateral from securities lending 5,301,700 — — 5,301,700
Investments in Derivatives
:
Futures contracts* 353,845 — — 353,845
Total $5,655,545 $1,893,549,756 $— $1,899,205,301
1 1 1 1 1
Short Term Bond Index
Long-Term Investments
:
Corporate bonds $— $524,691,127 $— $524,691,127
Government bonds — 1,518,849,875 — 1,518,849,875
Structured assets — 658,224 — 658,224
Short-Term Investments
:
Repurchase agreement — 45,788,000 — 45,788,000
Treasury debt — 4,866,850 — 4,866,850
Investments purchased with collateral from securities lending 2,118,198 — — 2,118,198
Total $2,118,198 $2,094,854,076 $— $2,096,972,274
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
A12451-C (8/24)